UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Nicole S. Jones, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660

Colleen E. Tonn Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

   By:           /s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:           May 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:                      May 17, 2011

By:           /s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:                      May 17, 2011

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Moderate Allocation Fund

March 31, 2011

		Number of	Value
		Shares	(U.S. $)
Common Stock – 51.07%
U.S. Markets – 30.39%
Aerospace & Defense – 0.66%
Ducommun		805	$19,240
†Esterline Technologies		535	37,835
Honeywell International		1,790	106,881
Lockheed Martin		370	29,748
Northrop Grumman		4,740	297,245
Rockwell Collins		1,060	68,720
United Technologies		1,740	147,291
			706,960
Air Freight & Logistics – 0.31%
Expeditors International Washington		5,750	288,305
†Hub Group Class A		1,095	39,628
			327,933
Airlines – 0.05%
†Alaska Air Group		905	57,395
			57,395
Auto Components – 0.06%
Cooper Tire & Rubber		1,115	28,711
†Tenneco Automotive		800	33,960
			62,671
Automobiles – 0.08%
†Ford Motor		6,020	89,758
			89,758
Beverages – 0.21%
Coca-Cola		1,080	71,658
PepsiCo		2,350	151,364
			223,022
Biotechnology – 0.34%
†Acorda Therapeutics		730	16,936
†Alkermes		2,115	27,389
†Amgen		1,400	74,830
†Celgene		1,040	59,831
†Gilead Sciences		1,750	74,270
†Incyte		1,015	16,088
†ONYX Pharmaceuticals		860	30,255
†Regeneron Pharmaceuticals		720	32,357
†Vertex Pharmaceuticals		740	35,468
			367,424
Building Products – 0.05%
AAON		850	27,965
†Gibraltar Industries		2,165	25,828
			53,793
Capital Markets – 0.79%
Apollo Investment		2,530	30,512
Bank of New York Mellon		22,250	664,607
GFI Group		3,650	18,323
Goldman Sachs Group		690	109,344
†Piper Jaffray		520	21,544
			844,330
Chemicals – 0.60%
Celanese Class A		2,260	100,276
Dow Chemical		2,410	90,978
duPont (E.I.) deNemours		4,900	269,353
Eastman Chemical		480	47,674
†Ferro		2,065	34,258
Koppers Holdings		830	35,441
†Rockwood Holdings		790	38,884
Schulman (A.)		1,230	30,406
			647,270
Commercial Banks – 0.36%
Boston Private Financial Holdings		3,190	22,553
Cardinal Financial		1,935	22,562
City Holding		575	20,332
Home Bancshares		1,035	23,546
@Independent Bank		710	19,177
Park National		350	23,387
Prosperity Bancshares		775	33,147
†Texas Capital Bancshares		840	21,832
Trustmark		1,290	30,212
Webster Financial		815	17,465
Wells Fargo		4,890	155,013
			389,226
Commercial Services & Supplies – 0.39%
McGrath RentCorp		520	14,180
Republic Services		1,230	36,949
†Tetra Tech		895	22,098
United Stationers		550	39,078
US Ecology		1,145	19,957
Waste Management		7,500	280,050
			412,312
Communications Equipment – 1.41%
†Arris Group		1,810	23,059
Cisco Systems		5,220	89,523
†LogMeIn		785	33,096
†Motorola Solutions		6,828	305,143
†NETGEAR		665	21,573
Plantronics		735	26,916
†Polycom		5,700	295,545
QUALCOMM		12,690	695,793
†ViaSat		530	21,115
			1,511,763
Computers & Peripherals – 1.68%
†Apple		2,770	965,206
†EMC		4,820	127,971
International Business Machines		2,200	358,754
†KeyW Holding		1,265	15,534
†NetApp		1,360	65,525
†Synaptics		905	24,453
†Teradata		5,000	253,500
			1,810,943
Construction & Engineering – 0.20%
Fluor		1,080	79,552
Granite Construction		570	16,017
†MYR Group		1,265	30,259
Tutor Perini		825	20,097
†URS		1,530	70,457
			216,382
Consumer Finance – 0.14%
American Express		1,280	57,856
Capital One Financial		1,860	96,646
			154,502
Containers & Packaging – 0.11%
†Owens-Illinois		1,830	55,248
Rock-Tenn Class A		555	38,489
Silgan Holdings		735	28,033
			121,770
Diversified Consumer Services – 0.34%
†Apollo Group Class A		8,425	351,407
Lincoln Educational Services		1,035	16,446
			367,853
Diversified Financial Services – 0.96%
Bank of America		9,480	126,368
CME Group		1,050	316,628
†IntercontinentalExchange		3,190	394,093
JPMorgan Chase		4,220	194,542
			1,031,631
Diversified Telecommunication Services – 0.76%
Alaska Communications Systems Group		1,825	19,436
AT&T		14,910	456,246
Atlantic Tele-Network		425	15,806
=Century Communication Tracking		5,000	0
NTELOS Holdings		1,230	22,644
†RigNet		1,210	21,998
Verizon Communications		7,300	281,342
			817,472
Electric Utilities – 0.58%
Cleco		765	26,232
Edison International		7,600	278,084
Progress Energy		6,200	286,069
UIL Holdings		560	17,091
UNITIL		765	18,023
			625,499
Electrical Equipment – 0.07%
Acuity Brands		480	28,075
Roper Industries		520	44,959
			73,034
Electronic Equipment, Instruments & Components – 0.14%
Anixter International		505	35,294
†FARO Technologies		1,100	44,000
†IPG Photonics		595	34,320
†Rofin-Sinar Technologies		885	34,958
			148,572
Energy Equipment & Services – 0.58%
†Bristow Group		675	31,928
Complete Production Services		825	26,243
†Key Energy Services		2,400	37,320
Lufkin Industries		240	22,433
National Oilwell Varco		3,960	313,910
†Pioneer Drilling		3,105	42,849
Schlumberger		1,590	148,283
			622,966
Food & Staples Retailing – 1.01%
Casey's General Stores		925	36,075
CVS Caremark		11,760	403,602
†Fresh Market		475	17,927
Safeway		12,100	284,834
†Susser Holdings		2,475	32,398
Walgreen		7,700	309,078
			1,083,914
Food Products – 0.85%
Archer-Daniels-Midland		12,400	446,524
Bunge		2,300	166,359
J&J Snack Foods		555	26,124
Kraft Foods		8,900	279,104
			918,111
Gas Utilities – 0.08%
AGL Resources		1,230	49,003
EQT		680	33,932
			82,935
Health Care Equipment & Supplies – 0.50%
†Align Technology		1,530	31,334
Baxter International		5,200	279,603
†Conmed		845	22,207
†CryoLife		2,355	14,366
†Gen-Probe		810	53,743
†Haemonetics		420	27,527
†Merit Medical Systems		1,675	32,863
†Quidel		1,605	19,196
†SonoSite		865	28,822
West Pharmaceutical Services		615	27,534
			537,195
Health Care Providers & Services – 1.31%
†Air Methods		480	32,280
†AMN Healthcare Services		3,545	30,700
Cardinal Health		6,800	279,684
†Catalyst Health Solutions		685	38,312
†Express Scripts		1,900	105,659
†Medco Health Solutions		8,050	452,088
†PharMerica		855	9,781
Quest Diagnostics		5,200	300,144
†Sun Healthcare Group		1,876	26,395
UnitedHealth Group		2,940	132,888
			1,407,931
Hotels, Restaurants & Leisure – 0.33%
†AFC Enterprises		2,135	32,303
†Bally Technologies		685	25,927
†Buffalo Wild Wings		495	26,943
CEC Entertainment		650	24,525
†Jack in the Box		770	17,464
McDonald's		1,550	117,939
†Shuffle Master		2,465	26,326
Starbucks		1,340	49,512
†WMS Industries		960	33,936
			354,875
Household Durables – 0.05%
Jarden		1,560	55,489
			55,489
Household Products – 0.70%
Kimberly-Clark		5,260	343,320
Procter & Gamble		6,570	404,712
			748,032
Independent Power Producers & Energy Traders – 0.00%
=Calpine		200	0
			0
Industrial Conglomerates – 0.06%
General Electric		3,460	69,373
			69,373
Insurance – 1.13%
AFLAC		1,170	61,753
Allstate		8,800	279,664
American Equity Investment Life Holding		2,260	29,651
Delphi Financial Group Class A		1,040	31,938
@Harleysville Group		635	21,038
Marsh & McLennan		9,600	286,176
†ProAssurance		415	26,299
Prudential Financial		1,490	91,754
Travelers		6,400	380,672
			1,208,945
Internet & Catalog Retail – 0.51%
Expedia		2,150	48,719
†priceline.com		975	493,779
			542,498
Internet Software & Services – 1.25%
†Google Class A		1,000	586,209
†j2 Global Communications		1,065	31,428
†Liquidity Services		1,365	24,379
†QuinStreet		1,170	26,594
†Rackspace Hosting		690	29,567
†SAVVIS		1,085	40,243
†ValueClick		1,815	26,245
VeriSign		6,700	242,607
†Vocus		1,095	28,317
†Yahoo		18,160	302,363
			1,337,952
IT Services – 0.88%
MasterCard Class A		1,750	440,510
†TeleTech Holdings		1,540	29,845
Visa Class A		6,500	478,530
			948,885
Life Sciences Tools & Services – 0.08%
†Thermo Fisher Scientific		1,510	83,881
			83,881
Machinery – 0.41%
Barnes Group		1,165	24,325
Caterpillar		790	87,967
†Chart Industries		805	44,307
†Columbus McKinnon		1,320	24,367
Cummins		680	74,542
Deere		1,030	99,796
ESCO Technologies		665	25,370
†Huntington Ingalls Industries		790	32,785
†Kadant		1,030	26,976
			440,435
Media – 0.68%
†Carmike Cinemas		1,260	9,009
CBS Class B		2,180	54,587
Cinemark Holdings		700	13,545
Comcast Class A		11,700	289,224
Comcast Special Class		5,820	135,140
†Knology		1,785	23,044
National CineMedia		1,100	20,537
Time Warner Cable		1,070	76,334
Viacom Class B		2,440	113,509
			734,929
Metals & Mining – 0.11%
†Castle (A.M.)		765	14,443
Cliffs Natural Resources		630	61,916
†Coeur d'Alene Mines		1,060	36,867
			113,226
Multiline Retail – 0.31%
Kohl's		1,640	86,986
Macy's		4,530	109,898
Nordstrom		1,550	69,564
Target		1,400	70,014
			336,462
Multi-Utilities – 0.10%
MDU Resources Group		2,040	46,859
NorthWestern		530	16,059
OGE Energy		910	46,010
			108,928
Office Electronics – 0.27%
Xerox		27,400	291,810
			291,810
Oil, Gas & Consumable Fuels – 2.62%
Berry Petroleum		940	47,423
†Carrizo Oil & Gas		1,040	38,407
Chevron		3,500	376,005
ConocoPhillips		5,120	408,883
EOG Resources		4,800	568,848
Exxon Mobil		4,130	347,457
†Forest Oil		1,320	49,936
Marathon Oil		7,780	414,752
†Newfield Exploration		1,300	98,813
Occidental Petroleum		1,320	137,927
†Rosetta Resources		505	24,008
†Swift Energy		775	33,077
Williams		8,800	274,384
			2,819,920
Paper & Forest Products – 0.02%
†KapStone Paper & Packaging Class A		1,195	20,518
			20,518
Personal Products – 0.27%
Avon Products		9,900	267,696
†Prestige Brands Holdings		2,365	27,198
			294,894
Pharmaceuticals – 1.84%
Abbott Laboratories		1,840	90,252
Allergan		6,300	447,426
†Inspire Pharmaceuticals		1,965	7,781
Johnson & Johnson		5,230	309,878
Merck		12,460	411,305
Perrigo		2,900	230,608
Pfizer		23,818	483,743
			1,980,993
Professional Services – 0.13%
†CRA International		615	17,730
†Kforce		1,740	31,842
Manpower		910	57,221
Towers Watson Class A		490	27,175
			133,968
Real Estate Investment Trusts – 0.27%
BioMed Realty Trust		1,540	29,291
DuPont Fabros Technology		1,100	26,675
EastGroup Properties		670	29,460
Entertainment Properties Trust		665	31,135
Home Properties		585	34,486
Host Hotels & Resorts		3,312	58,324
Sabra Healthcare REIT		1,031	18,156
Sovran Self Storage		725	28,674
Tanger Factory Outlet Centers		1,310	34,374
			290,575
Road & Rail – 0.15%
Norfolk Southern		1,320	91,436
Union Pacific		730	71,781
			163,217
Semiconductors & Semiconductor Equipment – 0.56%
†Amkor Technology		3,280	22,107
†Applied Micro Circuits		2,405	24,964
Intel		18,380	370,724
†IXYS		1,770	23,771
†MEMC Electronic Materials		6,300	81,648
†ON Semiconductor		5,540	54,680
†Semtech		1,100	27,522
			605,416
Software – 1.14%
†Adobe Systems		10,200	338,232
†Intuit		8,400	446,039
†JDA Software Group		985	29,806
†Lawson Software		2,000	24,200
Microsoft		7,690	195,018
†Nuance Communications		2,040	39,902
†Progress Software		1,142	33,221
Quality Systems		340	28,336
†Radiant Systems		1,335	23,630
†SolarWinds		1,260	29,560
†SS&C Technologies Holdings		1,645	33,591
			1,221,535
Specialty Retail – 0.95%
Big 5 Sporting Goods		1,355	16,152
†Citi Trends		660	14,711
†DSW Class A		845	33,766
Guess		1,270	49,975
†Jos. A. Bank Clothiers		547	27,831
Lowe's		22,100	584,103
Staples		13,700	266,054
†Ulta Salon Cosmetics & Fragrance		630	30,322
			1,022,914
Textiles, Apparel & Luxury Goods – 0.38%
†G-III Apparel Group		1,110	41,714
†Iconix Brand Group		1,205	25,883
Jones Group		765	10,519
NIKE Class B		3,425	259,273
†Perry Ellis International		1,370	37,702
†Steven Madden		680	31,912
			407,003
Thrifts & Mortgage Finance – 0.07%
Dime Community Bancshares		1,580	23,321
Flushing Financial		1,605	23,915
Provident Financial Services		1,710	25,307
			72,543
Trading Companies & Distributors – 0.06%
Applied Industrial Technologies		1,020	33,925
†Titan Machinery		1,275	32,194
			66,119
Wireless Telecommunication Services – 0.44%
Crown Castle International		11,200	476,560
			476,560
Total U.S. Markets (Cost $25,258,691)			32,666,462
§Developed Markets – 12.00%
Aerospace & Defense – 0.28%
Finmeccanica		23,591	296,886
			296,886
Air Freight & Logistics – 0.36%
Deutsche Post		21,495	388,400
			388,400
Airlines – 0.25%
Singapore Airlines		24,679	267,827
			267,827
Auto Components – 0.03%
Sumitomo Rubber Industries		3,375	34,491
			34,491
Automobiles – 0.54%
Bayerische Motoren Werke		2,606	217,383
Toyota Motor		9,100	366,516
			583,899
Beverages – 0.13%
Coca-Cola Amatil		11,655	141,632
			141,632
Building Products – 0.45%
Asahi Glass		16,000	201,214
Cie de Saint-Gobain		4,703	287,966
			489,180
Capital Markets – 0.27%
UniCredit		115,580	285,667
			285,667
Chemicals – 0.37%
Agrium		780	71,963
Syngenta ADR		5,025	327,478
			399,441
Commercial Banks – 0.94%
Banco Santander		24,420	283,508
Mitsubishi UFJ Financial Group		50,300	232,224
Nordea Bank		22,222	243,228
Standard Chartered		9,520	246,932
			1,005,892
Communications Equipment – 0.05%
Nokia		5,995	51,274
			51,274
Construction Materials – 0.25%
Lafarge		4,357	271,782
			271,782
Containers & Packaging – 0.29%
Rexam		53,282	310,597
			310,597
Diversified Telecommunication Services – 0.35%
Telefonica		11,976	299,817
TELUS		1,418	72,494
			372,311
Electrical Equipment – 0.28%
Alstom		5,081	300,453
			300,453
Electronic Equipment, Instruments & Components – 0.27%
Koninklijke Philips Electronics		8,956	286,277
			286,277
Energy Equipment & Services – 0.06%
†Nabors Industries		2,180	66,228
			66,228
Food & Staples Retailing – 0.24%
Metro		3,704	253,437
			253,437
Food Products – 0.80%
Aryzta		6,291	321,913
Greggs		25,964	212,201
Parmalat		98,340	329,465
			863,579
Household Durables – 0.19%
Techtronic Industries		149,000	206,868
			206,868
Industrial Conglomerates – 0.01%
Tianjin Development Holdings		18,000	15,480
			15,480
Insurance – 0.33%
Alterra Capital Holdings		1,020	22,787
AXA		16,132	337,104
			359,891
IT Services – 0.65%
Accenture Class A		1,480	81,356
†CGI Group		29,330	614,974
			696,330
Machinery – 0.28%
Vallourec		2,666	299,086
			299,086
Media – 0.83%
Publicis Groupe		2,905	162,929
Teleperformance		10,943	412,602
Vivendi		11,062	315,893
			891,424
Metals & Mining – 0.19%
Anglo American ADR		1,500	38,555
ArcelorMittal		4,497	162,675
			201,230
Multiline Retail – 0.25%
Don Quijote		4,000	126,432
PPR		932	142,848
			269,280
Multi-Utilities – 0.26%
National Grid		29,172	277,961
			277,961
Oil, Gas & Consumable Fuels – 0.65%
CNOOC		115,000	289,758
CNOOC ADR		100	25,304
Noble		1,490	67,974
Total		5,168	314,606
			697,642
Pharmaceuticals – 1.16%
†ICON ADR		1,075	23,209
Meda Class A		33,777	325,296
Novartis		4,971	269,630
Novo Nordisk ADR		2,850	356,906
Sanofi-Aventis		3,943	276,467
			1,251,508
Software – 0.01%
†InterXion Holding		800	10,400
			10,400
Textiles, Apparel & Luxury Goods – 0.22%
Yue Yuen Industrial Holdings		75,500	240,217
			240,217
Trading Companies & Distributors – 0.30%
ITOCHU		31,114	325,823
			325,823
Wireless Telecommunication Services – 0.46%
China Mobile ADR		2,800	129,472
China Unicom Hong Kong ADR		5,700	94,620
Vodafone Group		61,113	173,025
Vodafone Group ADR		3,210	92,288
			489,405
Total Developed Markets (Cost $10,394,273)			12,901,798

XEmerging Markets – 8.68%
Airlines – 0.04%
Gol Linhas Aereas Inteligentes ADR		2,700	37,071
			37,071
Auto Components – 0.04%
Mahindra & Mahindra		2,607	40,988
			40,988
Automobiles – 0.00%
Oriental Holdings		240	423
			423
Beverages – 0.18%
Fomento Economico Mexicano ADR		900	52,830
Lotte Chilsung Beverage		105	102,845
Tsingtao Brewery		3,305	15,763
United Spirits		832	19,141
			190,579
Capital Markets – 0.02%
State Bank of India		325	20,176
			20,176
Chemicals – 0.26%
Braskem ADR		3,300	88,869
Israel Chemicals		2,300	37,871
KCC		294	97,464
†Petronas Chemicals Group		22,700	54,303
			278,507
Commercial Banks – 1.10%
ABSA Group		1,588	32,030
Banco Bradesco ADR		3,014	62,541
Banco Santander Brasil ADR		8,200	100,532
Bangkok Bank		7,908	44,972
Bank of China		124,300	69,190
China Construction Bank		82,028	76,872
Credicorp		400	41,972
†Grupo Financiero Banorte		7,200	33,891
Hong Leong Bank		10,300	33,522
ICICI Bank ADR		900	44,847
Industrial & Commercial Bank of China		97,406	80,891
Itau Unibanco Holding ADR		800	19,240
Malayan Banking Berhad		20,158	59,678
†OTP Bank		1,869	55,307
Powszechna Kasa Oszczednosci Bank Polski		3,796	58,420
Sberbank		38,748	145,615
Standard Bank Group		6,668	102,510
Turkiye Is Bankasi		11,722	37,486
VTB Bank GDR		12,400	86,800
			1,186,316
Computers & Peripherals – 0.46%
HTC		12,750	498,640
			498,640
Construction & Engineering – 0.07%
†Empresas ADR		4,400	40,128
†Torunlar Gayrimenkul Yatirim Ortakligi		7,396	32,749
			72,877
Construction Materials – 0.19%
†Cemex ADR		13,624	121,662
Siam Cement NVDR		3,300	38,297
Ultratech Cement		1,698	43,131
			203,090
Diversified Consumer Services – 0.02%
†Leoch International Technology		4,000	1,820
†Xueda Education Group ADR		1,600	15,296
			17,116
Diversified Financial Services – 0.21%
Fubon Financial Holding		38,848	51,590
KB Financial Group ADR		3,278	171,013
			222,603
Diversified Telecommunication Services – 0.27%
China Telecom		38,000	23,204
Chunghwa Telecom ADR		6,255	194,906
KT ADR		3,700	72,261
			290,371
Electric Utilities – 0.18%
Centrais Eletricas Brasileiras ADR		5,500	85,305
Light		2,600	45,014
Polska Grupa Energetyczna		7,864	63,420
			193,739
Electronic Equipment, Instruments & Components – 0.19%
Hon Hai Precision Industry		43,440	152,162
LG Display ADR		3,000	47,190
			199,352
Energy Equipment & Services – 0.05%
Oil India		1,717	50,581
			50,581
Food & Staples Retailing – 0.03%
Wal-Mart de Mexico Series V		11,173	33,527
			33,527
Food Products – 0.22%
Brazil Foods ADR		4,400	83,996
@Cresud ADR		3,900	70,590
Lotte Confectionery		44	60,151
Tingyi Cayman Islands Holding		6,446	15,761
			230,498
Household Durables – 0.12%
LG Electronics		709	67,893
†Turk Sise ve Cam Fabrikalari		28,139	63,391
			131,284
Independent Power Producers & Energy Traders – 0.07%
@Huaneng Power International ADR		3,400	79,866
			79,866
Insurance – 0.22%
Cathay Financial Holdings		25,100	41,442
Powszechny Zaklad Ubezpieczen		584	73,217
Samsung Life Insurance		1,340	125,873
			240,532
Internet & Catalog Retail – 0.04%
Alibaba.com		24,000	41,157
			41,157
Internet Software & Services – 0.59%
B2W Cia Global Do Varejo		2,257	30,973
†Ctrip.com International ADR		6,300	261,387
Mediatek		1,002	11,518
†Shanda Interactive Entertainment ADR		1,800	75,582
†Sina		1,100	117,744
†Sohu.com		1,500	134,040
			631,244
Machinery – 0.04%
United Tractors		16,528	41,190
			41,190
Media – 0.06%
†Grupo Televisa ADR		2,800	68,684
			68,684
Metals & Mining – 0.83%
Anglo Platinum		605	62,334
ArcelorMittal South Africa		4,936	65,668
Cia de Minas Buenaventura ADR		1,300	55,861
Impala Platinum Holdings		1,275	36,891
MMC Norilsk Nickel ADR		2,735	72,313
POSCO ADR		600	68,574
Steel Authority of India		8,592	32,713
Vale ADR		15,000	500,251
			894,605
Multiline Retail – 0.11%
Hyundai Department Store		949	122,898
			122,898
Oil, Gas & Consumable Fuels – 1.34%
China Petroleum & Chemical ADR		400	40,232
Gazprom ADR		4,500	145,665
LUKOIL ADR		900	64,251
PetroChina ADR		500	76,125
Petroleo Brasileiro SA ADR		8,000	323,440
Petroleo Brasileiro SP ADR		8,600	305,644
†Polski Koncern Naftowy Orlen		2,739	50,786
PTT		4,958	58,030
PTT Exploration & Production		4,000	24,070
#Reliance Industries GDR 144A		2,500	118,550
Rosneft Oil GDR		10,300	94,091
Sasol ADR		1,400	81,130
Tambang Batubara Bukit Asam		24,000	57,881
			1,439,895
Paper & Forest Products – 0.07%
†Fibria Celulose ADR		4,731	77,683
			77,683
Pharmaceuticals – 0.05%
†Hypermarcas		4,400	57,955
			57,955
Professional Services – 0.06%
Santos Brasil Participacoes		4,000	64,891
			64,891
Real Estate Management & Development – 0.16%
Cyrela Brazil Realty		3,121	29,541
IRSA Inversiones y Representaciones ADR		1,900	26,334
KLCC Property Holdings		28,900	31,894
†UEM Land Holdings		85,100	79,574
			167,343
Road & Rail – 0.02%
All America Latina Logistica		3,000	24,720
			24,720
Semiconductors & Semiconductor Equipment – 0.42%
†MStar Semiconductor		3,000	24,588
Samsung Electronics		253	215,044
Taiwan Semiconductor Manufacturing		26,204	62,915
Taiwan Semiconductor Manufacturing ADR		5,700	69,426
United Microelectronics		153,000	79,609
			451,582
Software – 0.10%
†Check Point Software Technologies		2,020	103,121
			103,121
Tobacco – 0.11%
KT&G		2,341	121,907
			121,907
Wireless Telecommunication Services – 0.74%
America Movil ADR		700	40,670
LG Telecom		7,470	42,170
Mobile Telesystems ADR		10,700	227,161
MTN Group		2,032	41,022
SK Telecom ADR		9,700	182,457
Turkcell Iletisim Hizmet ADR		5,000	75,150
Vivo Participacoes ADR		1,600	64,608
Vodacom Group		10,511	123,336
			796,574
Total Emerging Markets (Cost $7,297,578)			9,323,585
Total Common Stock (Cost $42,950,542)			54,891,845

Convertible Preferred Stock – 0.09%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		400	28,343
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49		100	5,438
Bank of America 7.25% exercise price $50.00, expiration date 3/30/11		11	11,127
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 4/28/11		13	17,583
Healthsouth 6.50% exercise price $30.50, expiration date 12/31/49		20	21,080
SandRidge Energy exercise price $8.01, expiration date 12/31/49		100	18,107
Total Convertible Preferred Stock (Cost $92,332)			101,678

Exchange-Traded Funds – 8.05%
iShares MSCI EAFE Growth Index Fund		77,500	4,823,600
iShares MSCI EAFE Index Fund		47,600	2,860,284
Vanguard MSCI EAFE		25,900	966,329
Total Exchange-Traded Funds (Cost $6,795,939)			8,650,213

Preferred Stock – 0.33%
Alabama Power 5.625%		1,650	39,291
#Ally Financial 144A 7.00%		200	186,112
•PNC Financial Services Group 8.25%		125,000	133,184
Total Preferred Stock (Cost $357,160)			358,587

Right – 0.00%
B2W Cia Global Do Varejo		947	638
Total Right (Cost $0)			638
		Principal
		Amount¡
Agency Asset-Backed Securities – 0.00%
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.609% 11/25/32		812	782
Total Agency Asset-Backed Securities (Cost $812)			782
Agency Collateralized Mortgage Obligations – 0.67%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		9,503	11,103
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		9,252	10,286
Series 2003-26 AT 5.00% 11/25/32		95,000	101,034
Series 2003-122 AJ 4.50% 2/25/28		6,786	7,037
Series 2010-41 PN 4.50% 4/25/40		40,000	39,828
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		16,976	18,560
Series 2004-W11 1A2 6.50% 5/25/44		17,293	19,598
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		7,794	8,643
Series 2326 ZQ 6.50% 6/15/31		35,836	39,729
Series 2557 WE 5.00% 1/15/18		25,000	26,964
Series 2662 MA 4.50% 10/15/31		6,868	7,132
Series 2694 QG 4.50% 1/15/29		24,529	25,235
Series 2872 GC 5.00% 11/15/29		40,000	41,683
Series 3022 MB 5.00% 12/15/28		19,240	19,706
Series 3173 PE 6.00% 4/15/35		95,000	104,042
Series 3337 PB 5.50% 7/15/30		20,000	20,444
Series 3656 PM 5.00% 4/15/40		70,000	72,889
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		18,261	21,165
GNMA Series 2010-113 KE 4.50% 9/20/40		95,000	94,620
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		30,000	29,207
Total Agency Collateralized Mortgage Obligations (Cost $707,833)			718,905
Agency Mortgage-Backed Securities – 5.11%
Fannie Mae 6.50% 8/1/17		7,584	8,303
•Fannie Mae ARM
3.693% 4/1/36		6,015	6,336
4.999% 3/1/38		11,016	11,704
5.142% 11/1/35		7,038	7,487
5.917% 8/1/37		22,378	24,088
Fannie Mae Relocation 30 yr 5.00% 11/1/34		12,963	13,448
Fannie Mae S.F. 15 yr
4.00% 7/1/24		105,689	108,794
4.00% 7/1/25		98,750	101,666
4.00% 8/1/25		136,379	140,406
4.00% 11/1/25		141,602	145,939
4.50% 6/1/23		34,239	35,966
5.00% 5/1/21		18,760	20,075
5.50% 4/1/23		21,040	22,783
Fannie Mae S.F. 15 yr TBA
4.50% 4/1/26		250,000	261,992
5.50% 4/1/26		310,000	335,284
Fannie Mae S.F. 30 yr
5.00% 12/1/36		59,532	62,653
5.00% 12/1/37		7,505	7,865
5.00% 2/1/38		4,570	4,788
5.00% 7/1/40		307,893	322,682
5.50% 4/1/37		76,520	82,638
6.00% 9/7/36		155,679	170,052
6.50% 2/1/36		28,487	32,198
7.50% 6/1/31		12,438	14,440
7.50% 1/15/32		2,815	3,278
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/41		440,000	432,713
5.50% 4/1/41		785,000	839,459
6.00% 4/1/41		1,850,000	2,011,875
•Freddie Mac ARM
2.821% 4/1/34		3,097	3,256
5.676% 7/1/36		7,715	8,093
5.806% 10/1/36		14,906	15,947
Freddie Mac S.F. 15 yr
4.00% 2/1/14		12,612	13,159
5.00% 6/1/18		7,483	8,009
Freddie Mac S.F. 30 yr 7.00% 11/1/33		6,010	6,919
Freddie Mac S.F. 30 yr. TBA 6.50% 4/1/41		185,000	207,026
Total Agency Mortgage-Backed Securities (Cost $5,458,000)			5,491,321

Commercial Mortgage-Backed Securities – 1.68%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.625% 6/10/39		15,000	16,149
•Series 2005-1 A5 5.329% 11/10/42		30,000	32,171
•Series 2005-6 A4 5.368% 9/10/47		110,000	118,639
Series 2006-4 A4 5.634% 7/10/46		10,000	10,771
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		50,000	53,486
•Series 2005-T20 A4A 5.296% 10/12/42		55,000	59,240
•Series 2006-PW12 A4 5.907% 9/11/38		95,000	104,206
Series 2007-PW15 A4 5.331% 2/11/44		25,000	26,190
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		115,000	122,707
Series 2006-C7 A2 5.69% 6/10/46		10,567	10,581
#Series 2010-C1 A1 144A 3.156% 7/10/46		44,670	44,538
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39		14,619	15,424
•#DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.729% 11/10/46		100,000	100,124
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33		1,229	1,232
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38		2,968	2,975
•Series 2004-GG2 A6 5.396% 8/10/38		70,000	74,981
Series 2005-GG4 A4 4.761% 7/10/39		225,000	234,695
Series 2005-GG4 A4A 4.751% 7/10/39		20,000	21,044
•Series 2006-GG6 A4 5.553% 4/10/38		20,000	21,449
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/1/37		140,000	149,069
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4 A4 4.918% 10/15/42		35,000	37,053
Series 2005-LDP5 A4 5.372% 12/15/44		35,000	37,507
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		60,000	62,972
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.854% 5/12/39		35,000	36,733
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41		115,000	123,198
Series 2007-T27 A4 5.795% 6/11/42		85,000	93,348
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36		75,000	77,956
#OBP Depositor Series 2010-OBP A 144A 4.646% 7/15/45		100,000	101,541
•Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42		15,000	15,172
Total Commercial Mortgage-Backed Securities (Cost $1,686,295)			1,805,151

Convertible Bonds – 0.87%
Aerospace & Defense – 0.02%
AAR 1.75% exercise price $29.43, expiration date 2/1/26		22,000	24,833
			24,833
Auto Components – 0.02%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27		25,000	24,781
			24,781
Biotechnology – 0.05%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		39,000	38,951
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16		13,000	13,748
			52,699
Capital Markets – 0.04%
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16		14,000	14,998
Jefferies Group 3.875% exercise price $38.72, expiration date 11/1/29		25,000	26,093
			41,091
Communications Equipment – 0.05%
Alaska Communication Systems 5.75% exercise price $12.90, expiration date 3/1/13		27,000	28,923
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/35		25,000	24,313
			53,236
Computers & Peripherals – 0.02%
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		20,000	22,750
			22,750
Diversified Telecommunication Services – 0.01%
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 12/1/40		14,000	15,488
			15,488
Electronic Equipment, Instruments & Components – 0.02%
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29		12,000	16,815
			16,815
Energy Equipment & Services – 0.01%
Transocean 1.50% exercise price $168.61, expiration date 12/15/37		15,000	14,831
			14,831
Health Care Equipment & Supplies – 0.10%
Alere 3.00% exercise price $43.98, expiration date 5/15/16		13,000	14,723
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		52,000	50,440
Medtronic 1.625% exercise price $54.00, expiration date 4/15/13		36,000	37,260
			102,423
Health Care Providers & Services – 0.03%
LifePoint Hospital 3.50% exercise price $51.79, expiration date 5/15/14		26,000	27,820
			27,820
Hotels, Restaurants & Leisure – 0.02%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14		12,000	17,145
			17,145
Internet Software & Services – 0.05%
Equinix 4.75% exercise price $84.32, expiration date 6/15/16		21,000	28,324
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		19,000	22,990
			51,314
IT Services – 0.01%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		15,000	14,981
			14,981
Machinery – 0.01%
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 3/1/31		10,000	10,900
			10,900
Media – 0.03%
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27		35,000	31,850
			31,850
Oil, Gas & Consumable Fuels – 0.03%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		22,000	20,323
Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41		11,000	14,630
			34,953
Packaging & Containers – 0.02%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15		20,000	20,375
			20,375
Paper & Forest Products – 0.05%
#Rayonier TRS Holdings 144A 4.50% exercise price $50.24, expiration date 8/15/15		15,000	20,288
#Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		25,000	35,281
			55,569
Real Estate Investment Trusts – 0.12%
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29		10,000	14,563
Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29		17,000	19,401
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		25,000	34,843
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		45,000	52,593
			121,400
Semiconductors & Semiconductor Equipment – 0.08%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15		18,000	18,653
Intel 2.95% exercise price $30.75, expiration date 12/15/35		20,000	20,675
Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27		38,000	40,992
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		7,000	9,301
			89,621
Wireless Telecommunication Services – 0.09%
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		70,000	67,900
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		15,000	15,150
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		9,000	13,185
			96,235
Total Convertible Bonds (Cost $831,463)			941,110

Corporate Bonds – 19.93%
Aerospace & Defense – 0.10%
#Meccanica Holdings 144A 6.25% 7/15/19		100,000	105,066
			105,066
Airlines – 0.03%
#United Air Lines 144A 12.00% 11/1/13		30,000	32,738
			32,738
Auto Components – 0.10%
#Allison Transmission 144A 11.00% 11/1/15		39,000	42,510
America Axle & Manufacturing 7.875% 3/1/17		15,000	15,300
ArvinMeritor 8.125% 9/15/15		45,000	47,025
			104,835
Automobiles – 0.08%
Ford Motor 7.45% 7/16/31		75,000	81,571
			81,571
Beverages – 0.25%
Anheuser-Busch InBev Worldwide
5.00% 3/1/19		50,000	52,833
5.00% 4/15/20		15,000	15,716
5.375% 11/15/14		100,000	110,288
Coca-Cola Enterprises 3.50% 9/15/20		100,000	94,624
			273,461
Building Products – 0.04%
Ply Gem Industries 13.125% 7/15/14		40,000	44,400
			44,400
Capital Markets – 0.73%
•Bear Stearns 5.39% 12/7/12	AUD	140,000	143,237

E Trade Financial PIK 12.50% 11/30/17		42,000	50,295
Goldman Sachs Group
3.625% 2/7/16		140,000	138,830
5.375% 3/15/20		83,000	84,422
6.25% 2/1/41		45,000	44,964
Jefferies Group
6.25% 1/15/36		35,000	32,449
6.45% 6/8/27		55,000	55,351
Lazard Group 6.85% 6/15/17		95,000	101,257
Nuveen Investments
10.50% 11/15/15		46,000	47,495
#144A 10.50% 11/15/15		35,000	35,963
#Pinafore 144A 9.00% 10/1/18		50,000	54,500
			788,763
Chemicals – 0.48%
CF Industries 7.125% 5/1/20		30,000	34,125
Dow Chemical
4.25% 11/15/20		20,000	19,175
8.55% 5/15/19		165,000	208,886
duPont (E.I.) deNemours 3.625% 1/15/21		155,000	147,487
Hexion US Finance/Nova Scotia 8.875% 2/1/18		25,000	26,563
#MacDermid 144A 9.50% 4/15/17		27,000	28,823
Momentive Performance Materials 11.50% 12/1/16		50,000	53,875
			518,934
Commercial Banks – 2.43%
#Bank of Montreal 144A 2.85% 6/9/15		100,000	100,958
BB&T 5.25% 11/1/19		152,000	155,766
•BB&T Capital Trust IV 6.82% 6/12/57		50,000	49,938
#Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15		100,000	100,655
Capital One Capital V 10.25% 8/15/39		85,000	92,756
City National 5.25% 9/15/20		60,000	59,461
Fifth Third Bancorp 3.625% 1/25/16		205,000	205,043
•Fifth Third Capital Trust IV 6.50% 4/15/37		40,000	39,250
JPMorgan Chase Bank 6.00% 10/1/17		250,000	273,811
KeyCorp 5.10% 3/24/21		160,000	159,320
PNC Funding
5.125% 2/8/20		70,000	73,811
5.25% 11/15/15		30,000	32,294
5.625% 2/1/17		38,000	41,270
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		100,000	83,518
Rabobank Nederland
2.125% 10/13/15		25,000	24,148
•#144A 11.00% 12/29/49		260,000	339,654
SunTrust Banks 3.60% 4/15/16		60,000	59,710
•SunTrust Capital VIII 6.10% 12/15/36		95,000	92,920
SVB Financial Group 5.375% 9/15/20		100,000	98,543
•USB Capital IX 6.189% 4/15/49		145,000	122,888
Wachovia
5.25% 8/1/14		225,000	240,815
5.625% 10/15/16		45,000	48,687
Wells Fargo 4.60% 4/1/21		70,000	69,361
Zions Bancorporation
5.65% 5/15/14		35,000	35,711
7.75% 9/23/14		15,000	16,303
			2,616,591
Commercial Services & Supplies – 0.49%
Allied Waste North America
6.875% 6/1/17		120,000	130,964
7.125% 5/15/16		40,000	41,795
#Brambles USA 144A
3.95% 4/1/15		115,000	115,780
5.35% 4/1/20		15,000	15,080
Casella Waste Systems 11.00% 7/15/14		25,000	28,438
Corrections Corporation of America 7.75% 6/1/17		31,000	33,829
FTI Consulting
7.75% 10/1/16		6,000	6,300
#144A 6.75% 10/1/20		20,000	20,350
#Geo Group 144A 6.625% 2/15/21		20,000	19,900
International Lease Finance 8.25% 12/15/20		20,000	21,950
Mobile Mini 6.875% 5/1/15		13,000	13,455
PHH
9.25% 3/1/16		10,000	10,875
#144A 9.25% 3/1/16		60,000	65,550
			524,266
Consumer Finance – 0.18%
Ford Motor Credit 12.00% 5/15/15		155,000	195,256
			195,256
Containers & Packaging – 0.19%
#Berry Plastics 144A 9.75% 1/15/21		35,000	34,825
Graham Packaging/GPC Capital I 8.25% 10/1/18		20,000	21,550
#Plastipak Holdings 144A 10.625% 8/15/19		25,000	28,625
Pregis 12.375% 10/15/13		35,000	34,694
Smurfit Kappa Funding 7.75% 4/1/15		25,000	25,688
Temple-Inland 6.875% 1/15/18		50,000	54,208
			199,590
Diversified Consumer Services – 0.08%
Yale University 2.90% 10/15/14		80,000	82,709
			82,709
Diversified Financial Services – 0.96%
Bank of America 6.50% 8/1/16		140,000	155,103
#Crown Castle Towers 144A 4.883% 8/15/20		270,000	270,690
#ERAC USA Finance 144A 5.25% 10/1/20		155,000	159,896
General Electric Capital
4.375% 9/16/20		55,000	53,551
5.30% 2/11/21		65,000	66,144
6.00% 8/7/19		190,000	207,779
Korea Development Bank 8.00% 1/23/14		100,000	114,206
			1,027,369
Diversified Telecommunication Services – 1.28%
#AT&T 144A 5.35% 9/1/40		95,000	85,393
#Avaya 144A 7.00% 4/1/19		70,000	68,600
Cincinnati Bell 7.00% 2/15/15		11,000	11,193
#Clearwire Communications/Finance 144A 12.00% 12/1/15		133,000	144,305
Global Crossing 12.00% 9/15/15		35,000	40,075
Hughes Network Systems/Finance 9.50% 4/15/14		30,000	31,125
Intelsat Bermuda 11.25% 2/4/17		35,000	38,413
#Intelsat Jackson Holdings 144A 7.25% 10/15/20		40,000	40,200
Level 3 Financing 10.00% 2/1/18		35,000	35,219
PAETEC Holding
8.875% 6/30/17		10,000	10,825
9.50% 7/15/15		25,000	26,313
Qwest 8.375% 5/1/16		165,000	197,174
#Telcordia Technologies 144A 11.00% 5/1/18		15,000	16,763
Telecom Italia Capital 6.999% 6/4/18		110,000	119,786
Telefonica Emisiones 6.421% 6/20/16		85,000	94,557
Telesat Canada
11.00% 11/1/15		36,000	40,275
12.50% 11/1/17		11,000	13,173
Verizon Communications 4.60% 4/1/21		75,000	74,827
Virgin Media Secured Finance 6.50% 1/15/18		200,000	219,499
#Wind Acquisition Finance 144A 11.75% 7/15/17		50,000	57,750
Windstream 8.125% 8/1/13		10,000	11,025
			1,376,490
Electric Utilities – 1.24%
Ameren Illinois 9.75% 11/15/18		155,000	200,217
#American Transmission Systems 144A 5.25% 1/15/22		105,000	109,299
#Calpine 144A 7.875% 7/31/20		25,000	26,688
Commonwealth Edison
4.00% 8/1/20		20,000	19,350
5.80% 3/15/18		45,000	49,785
Dominion Resources 4.45% 3/15/21		60,000	59,622
#Enel Finance International 144A 6.25% 9/15/17		100,000	109,657
Energy Future Intermediate Holding 10.00% 12/1/20		35,000	37,264
Exelon Generation 4.00% 10/1/20		90,000	82,441
Florida Power 5.65% 6/15/18		25,000	28,005
#GenOn Energy 144A 9.875% 10/15/20		20,000	21,000
Jersey Central Power & Light 5.625% 5/1/16		25,000	27,625
#LG&E & KU Energy 144A 3.75% 11/15/20		65,000	60,128
Oncor Electric Delivery
7.00% 9/1/22		30,000	34,575
#144A 5.00% 9/30/17		55,000	57,140
#144A 5.25% 9/30/40		15,000	13,796
Pennsylvania Electric 5.20% 4/1/20		90,000	92,081
PPL Electric Utilities 7.125% 11/30/13		10,000	11,407
Public Service Company of Oklahoma 5.15% 12/1/19		75,000	79,124
•Puget Sound Energy 6.974% 6/1/67		55,000	53,828
Southern California Edison 5.50% 8/15/18		95,000	106,387
#Tampa Electric 144A 5.40% 5/15/21		50,000	54,345
			1,333,764
Electronic Equipment, Instruments & Components – 0.05%
Jabil Circuit 7.75% 7/15/16		10,000	11,400
Sanmina-SCI 8.125% 3/1/16		37,000	38,480
			49,880
Energy Equipment & Services – 0.30%
Complete Production Services 8.00% 12/15/16		31,000	32,860
#Helix Energy Solutions Group 144A 9.50% 1/15/16		43,000	45,580
#Hercules Offshore 144A 10.50% 10/15/17		30,000	30,900
Transocean 6.50% 11/15/20		115,000	127,022
Weatherford International Bermuda 9.625% 3/1/19		65,000	82,903
			319,265
Food & Staples Retailing – 0.21%
◆#CVS Pass Through Trust 144A 5.773% 1/10/33		19,924	20,158
Delhaize Group 5.70% 10/1/40		88,000	80,689
Ingles Markets 8.875% 5/15/17		18,000	19,418
New Albertsons 7.25% 5/1/13		5,000	5,113
Safeway 3.95% 8/15/20		75,000	71,075
Supervalu 8.00% 5/1/16		19,000	19,095
Tops Markets 10.125% 10/15/15		15,000	16,200
			231,748
Food Products – 0.21%
Archer-Daniels-Midland 5.765% 3/1/41		35,000	35,964
#Blue Merger Sub 144A 7.625% 2/15/19		38,000	38,712
#Bumble Bee Acquisition 144A 9.00% 12/15/17		35,000	36,575
#Dole Food 144A 8.00% 10/1/16		25,000	26,656
Kraft Foods
6.125% 8/23/18		10,000	11,200
6.50% 8/11/17		10,000	11,419
Smithfield Foods 10.00% 7/15/14		6,000	7,095
Tyson Foods 10.50% 3/1/14		15,000	18,075
#Viskase 144A 9.875% 1/15/18		35,000	37,888
			223,584
Gas Utilities – 0.16%
AmeriGas Partners/Eagle Finance 7.125% 5/20/16		5,000	5,213
AmeriGas Partners/Finance 6.50% 5/20/21		30,000	30,825
Centerpoint Energy 5.95% 2/1/17		60,000	65,382
#Inergy 144A 6.875% 8/1/21		20,000	20,875
Sempra Energy 6.15% 6/15/18		45,000	50,608
			172,903
Health Care Equipment & Supplies – 0.80%
Alere 9.00% 5/15/16		24,000	25,680
Biomet
11.625% 10/15/17		8,000	8,960
PIK 10.375% 10/15/17		15,000	16,556
CareFusion 6.375% 8/1/19		205,000	229,533
Covidien International Finance 4.20% 6/15/20		245,000	243,529
#DJO Finance 144A 9.75% 10/15/17		15,000	15,825
Hospira 6.40% 5/15/15		150,000	168,562
#Mylan 144A 6.00% 11/15/18		25,000	25,125
Zimmer Holdings 4.625% 11/30/19		120,000	124,500
			858,270
Health Care Providers & Services – 0.65%
#HCA Holdings 144A 7.75% 5/15/21		35,000	36,663
#Health Care Services 144A 4.70% 1/15/21		45,000	45,260
Laboratory Corporation of America Holdings 4.625% 11/15/20		140,000	140,424
McKesson 4.75% 3/1/21		70,000	71,131
Medco Health Solutions
4.125% 9/15/20		90,000	86,920
7.125% 3/15/18		110,000	128,464
#Multiplan 144A 9.875% 9/1/18		40,000	43,000
Quest Diagnostics
4.70% 4/1/21		125,000	123,965
4.75% 1/30/20		10,000	10,053
Radnet Management 10.375% 4/1/18		15,000	15,244
			701,124
Hotels, Restaurants & Leisure – 0.44%
#Ameristar Casinos 144A 7.50% 4/15/21		45,000	45,000
CKE Restaurants 11.375% 7/15/18		30,000	33,225
Dave & Buster's 11.00% 6/1/18		10,000	10,900
#Dunkin Finance 144A 9.625% 12/1/18		19,000	19,451
#Equinox Holdings 144A 9.50% 2/1/16		5,000	5,406
Harrah's Operating 10.00% 12/15/18		85,000	77,988
#Marina District Finance 144A 9.875% 8/15/18		15,000	15,769
MGM MIRAGE 11.375% 3/1/18		95,000	105,925
NCL 11.75% 11/15/16		5,000	5,800
OSI Restaurant Partners 10.00% 6/15/15		20,000	21,050
Pinnacle Entertainment 8.75% 5/15/20		50,000	52,250
#Pokagon Gaming Authority 144A 10.375% 6/15/14		17,000	17,680
Wyndham Worldwide
5.625% 3/1/21		40,000	39,698
5.75% 2/1/18		20,000	20,752
			470,894
Household Durables – 0.24%
#Beazer Homes USA 144A 9.125% 5/15/19		15,000	15,244
Jarden
6.125% 11/15/22		25,000	24,563
7.50% 1/15/20		5,000	5,275
K Hovnanian Enterprises 10.625% 10/15/16		25,000	26,688
#M/I Homes 144A 8.625% 11/15/18		30,000	30,112
Mohawk Industries 6.125% 1/15/16		11,000	11,853
Norcraft Holdings 9.75% 9/1/12		35,000	34,824
Ryland Group 8.40% 5/15/17		19,000	21,185
#Scotts Miracle-Gro 144A 6.625% 12/15/20		15,000	15,469
#Sealy Mattress 144A 10.875% 4/15/16		6,000	6,825
Standard Pacific 10.75% 9/15/16		25,000	29,250
Yankee Acquisition 9.75% 2/15/17		30,000	32,062
			253,350
Independent Power Producers & Energy Traders – 0.06%
AES
7.75% 3/1/14		2,000	2,170
8.00% 6/1/20		15,000	16,275
Dynegy Holdings
7.75% 6/1/19		21,000	16,406
8.375% 5/1/16		10,000	8,425
NRG Energy 7.375% 2/1/16		25,000	25,938
			69,214
Insurance – 0.71%
American International Group 5.45% 5/18/17		140,000	144,088
•Chubb 6.375% 3/29/67		70,000	74,025
•Genworth Financial 6.15% 11/15/66		50,000	39,875
•ING Groep 5.775% 12/29/49		25,000	23,250
•#Liberty Mutual Group 144A 7.00% 3/15/37		20,000	19,262
MetLife
6.40% 12/15/36		50,000	48,405
6.817% 8/15/18		235,000	272,122
Prudential Financial
3.875% 1/14/15		55,000	56,920
4.50% 11/15/20		45,000	44,163
•πXL Capital Group 6.50% 12/31/49		40,000	37,100
			759,210
Internet Software & Services – 0.12%
GXS Worldwide 9.75% 6/15/15		70,000	71,575
Symantec 4.20% 9/15/20		55,000	51,857
			123,432
IT Services – 0.16%
First Data
9.875% 9/24/15		15,000	15,450
11.25% 3/31/16		40,000	40,050
#Seagate Technology International 144A 10.00% 5/1/14		48,000	56,160
SunGard Data Systems 10.25% 8/15/15		44,000	46,310
#Unisys 144A 12.75% 10/15/14		12,000	14,310
			172,280
Life Sciences Tools & Services – 0.75%
Amgen 3.45% 10/1/20		175,000	165,011
Bio-Rad Laboratories
4.875% 12/15/20		180,000	177,975
8.00% 9/15/16		9,000	10,013
Celgene
2.45% 10/15/15		30,000	29,065
3.95% 10/15/20		175,000	165,461
Genzyme 3.625% 6/15/15		180,000	187,172
Life Technologies 6.00% 3/1/20		70,000	75,526
			810,223
Machinery – 0.07%
Case New Holland 7.75% 9/1/13		25,000	27,344
RBS Global/Rexnord 11.75% 8/1/16		20,000	21,550
TriMas 9.75% 12/15/17		20,000	22,125
			71,019
Media – 0.96%
#Affinion Group 144A 7.875% 12/15/18		35,000	33,075
#CCO Holdings 144A 7.00% 1/15/19		15,000	15,413
#Charter Communications Operating 144A 10.875% 9/15/14		40,000	45,000
#Clear Channel Communications 144A 9.00% 3/1/21		20,000	20,050
CSC Holdings 6.75% 4/15/12		4,000	4,160
DIRECTV Holdings 5.00% 3/1/21		120,000	120,656
DISH DBS 7.875% 9/1/19		25,000	27,188
Lamar Media 6.625% 8/15/15		24,000	24,635
LIN Television 6.50% 5/15/13		5,000	5,019
#NBC Universal 144A 4.375% 4/1/21		235,000	225,434
Nielsen Finance 11.625% 2/1/14		14,000	16,555
#Sinclair Television Group 144A 9.25% 11/1/17		20,000	22,400
#Sirius XM Radio 144A
8.75% 4/1/15		40,000	45,200
9.75% 9/1/15		5,000	5,656
Time Warner 4.75% 3/29/21		60,000	59,721
Time Warner Cable
4.125% 2/15/21		15,000	14,044
8.25% 4/1/19		65,000	79,305
Viacom 3.50% 4/1/17		115,000	113,373
#Vivendi 144A 6.625% 4/4/18		109,000	122,224
#XM Satellite Radio 144A 13.00% 8/1/13		30,000	35,775
			1,034,883
Metals & Mining – 0.68%
AK Steel 7.625% 5/15/20		15,000	15,375
Alcoa
5.55% 2/1/17		15,000	15,882
6.15% 8/15/20		17,000	17,996
6.75% 7/15/18		15,000	16,633
#Algoma Acqusition 144A 9.875% 6/15/15		35,000	32,375
ArcelorMittal
5.50% 3/1/21		75,000	74,045
9.85% 6/1/19		110,000	139,768
Century Aluminum 8.00% 5/15/14		29,000	30,233
Cliffs Natural Resources
4.875% 4/1/21		90,000	88,947
5.90% 3/15/20		35,000	37,391
Compass Minerals International 8.00% 6/1/19		16,000	17,520
#FMG Resources August 2006 144A 7.00% 11/1/15		30,000	31,275
•Noranda Aluminum Acquisition PIK 5.193% 5/15/15		28,247	27,329
#Novelis 144A 8.75% 12/15/20		40,000	44,200
Reliance Steel & Aluminum 6.85% 11/15/36		36,000	35,336
Ryerson
•7.679% 11/1/14		7,000	6,738
12.00% 11/1/15		29,000	31,610
Steel Dynamics 7.75% 4/15/16		20,000	21,400
Teck Resources 9.75% 5/15/14		41,000	49,848
			733,901
Multiline Retail – 0.17%
Family Dollar Stores 5.00% 2/1/21		90,000	88,588
Macy's Retail Holdings 5.90% 12/1/16		60,000	64,800
#Sears Holdings 144A 6.625% 10/15/18		30,000	29,250
			182,638
Multi-Utilities – 0.35%
CMS Energy
4.25% 9/30/15		135,000	136,053
6.25% 2/1/20		10,000	10,494
6.55% 7/17/17		25,000	27,385
8.75% 6/15/19		50,000	59,921
NiSource Finance
5.45% 9/15/20		25,000	25,991
6.40% 3/15/18		40,000	44,814
6.80% 1/15/19		40,000	45,831
•Wisconsin Energy 6.25% 5/15/67		30,000	30,150
			380,639
Oil, Gas & Consumable Fuels – 2.53%
Anadarko Petroleum 5.95% 9/15/16		70,000	76,206
Antero Resources Finance 9.375% 12/1/17		10,000	10,950
Buckeye Partners 4.875% 2/1/21		100,000	99,527
Chesapeake Energy 6.50% 8/15/17		60,000	65,175
Comstock Resources 7.75% 4/1/19		10,000	10,188
Copano Energy 7.75% 6/1/18		14,000	14,700
Ecopetrol 7.625% 7/23/19		67,000	77,553
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		41,000	41,790
•Enbridge Energy 8.05% 10/1/37		70,000	74,393
Energy Transfer Partners 9.70% 3/15/19		125,000	163,394
#ENI 144A 4.15% 10/1/20		100,000	93,935
Ensco 4.70% 3/15/21		85,000	84,538
Enterprise Products Operating
•7.034% 1/15/68		110,000	114,278
9.75% 1/31/14		120,000	143,881
EOG Resources 4.10% 2/1/21		170,000	164,915
Forest Oil 7.25% 6/15/19		29,000	30,450
#Headwaters 144A 7.625% 4/1/19		25,000	25,125
#Hilcorp Energy I/Finance 144A
7.625% 4/15/21		10,000	10,525
7.75% 11/1/15		19,000	19,760
Holly 9.875% 6/15/17		25,000	28,375
International Coal Group 9.125% 4/1/18		30,000	34,200
Kinder Morgan Energy 9.00% 2/1/19		120,000	152,525
Linn Energy/Finance 144A 8.625% 4/15/20		15,000	16,725
#Murray Energy 144A 10.25% 10/15/15		25,000	27,000
#NFR Energy/Finance 144A 9.75% 2/15/17		20,000	19,900
Noble Energy 8.25% 3/1/19		90,000	113,402
OPTI Canada
7.875% 12/15/14		17,000	9,074
8.25% 12/15/14		19,000	10,236
#144A 9.00% 12/15/12		25,000	25,531
Pemex Project Funding Master Trust 6.625% 6/15/35		40,000	40,325
Petrobras International Finance
5.375% 1/27/21		140,000	141,123
5.75% 1/20/20		30,000	31,099
5.875% 3/1/18		15,000	15,964
Petrohawk Energy
7.875% 6/1/15		23,000	24,495
#144A 7.25% 8/15/18		25,000	25,875
Petroleum Development 12.00% 2/15/18		19,000	21,636
Plains All American Pipeline 8.75% 5/1/19		100,000	125,295
Pride International 6.875% 8/15/20		80,000	91,100
Quicksilver Resources 7.125% 4/1/16		18,000	17,865
Range Resources 8.00% 5/15/19		16,000	17,720
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		22,305	23,967
#SandRidge Energy 144A 9.875% 5/15/16		48,000	53,520
•TransCanada Pipelines 6.35% 5/15/67		155,000	155,826
Williams 8.75% 3/15/32		15,000	19,466
Williams Partners 7.25% 2/1/17		50,000	58,628
#Woodside Finance 144A
4.50% 11/10/14		50,000	53,001
8.125% 3/1/14		35,000	40,232
			2,715,388
Paper & Forest Products – 0.25%
#Georgia-Pacific 144A 5.40% 11/1/20		100,000	98,930
International Paper 9.375% 5/15/19		130,000	167,581
			266,511
Pharmaceuticals – 0.06%
Merck 3.875% 1/15/21		65,000	63,750
			63,750
Real Estate Investment Trusts – 0.40%
Brandywine Operating Partnership 4.95% 4/15/18		60,000	59,298
Developers Diversified Realty
4.75% 4/15/18		35,000	34,120
5.375% 10/15/12		65,000	67,392
7.50% 4/1/17		15,000	16,939
7.875% 9/1/20		15,000	17,229
9.625% 3/15/16		20,000	24,390
Digital Realty Trust
5.25% 3/15/21		45,000	44,359
5.875% 2/1/20		40,000	41,821
Health Care REIT 5.25% 1/15/22		110,000	107,541
Host Hotels & Resorts 6.375% 3/15/15		20,000	20,525
			433,614
Real Estate Management & Development – 0.06%
Regency Centers
4.80% 4/15/21		45,000	44,030
5.875% 6/15/17		15,000	16,459
			60,489
Road & Rail – 0.19%
Burlington Northern Santa Fe
3.60% 9/1/20		15,000	14,256
4.70% 10/1/19		95,000	99,363
5.65% 5/1/17		15,000	16,724
5.75% 3/15/18		5,000	5,580
Canadian Pacific Railway 4.45% 3/15/23		65,000	62,954
			198,877
Semiconductors & Semiconductor Equipment – 0.15%
Amkor Technology 7.375% 5/1/18		20,000	20,800
Analog Devices 3.00% 4/15/16		45,000	44,790
National Semiconductor 6.60% 6/15/17		90,000	99,163
			164,753
Specialty Retail – 0.06%
Best Buy 5.50% 3/15/21		35,000	34,407
Sally Holdings/Capital 10.50% 11/15/16		25,000	27,313
			61,720
Textiles, Apparel & Luxury Goods – 0.07%
Hanesbrands 6.375% 12/15/20		80,000	78,400
			78,400
Trading Companies & Distributors – 0.03%
RSC Equipment Rental 10.25% 11/15/19		25,000	28,625
			28,625
Wireless Telecommunication Services – 0.39%
America Movil
5.00% 3/30/20		100,000	103,609
6.375% 3/1/35		54,000	58,490
Cricket Communications 7.75% 10/15/20		35,000	35,350
#Digicel 144A 12.00% 4/1/14		100,000	117,749
MetroPCS Wireless 6.625% 11/15/20		15,000	15,019
NII Capital 10.00% 8/15/16		35,000	40,075
Sprint Capital 8.75% 3/15/32		45,000	48,094
Windstream 7.875% 11/1/17		5,000	5,388
			423,774
Total Corporate Bonds (Cost $20,756,899)			21,420,161

Municipal Bond – 0.03%
Oregon State Taxable Pension 5.892% 6/1/27		$35,000	36,661

Total Municipal Bond (Cost $35,000)			36,661

Non-Agency Asset-Backed Securities– 0.51%
•Ally Master Owner Trust Series 2011-1 A1 1.13% 1/15/16		100,000	100,337
•Bank of America Credit Card Trust Series 2008-A5 A5 1.46% 12/16/13		85,000	85,258
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		125,000	141,364
•Citibank Credit Card Issuance Trust Series 2004-C1 C1 0.91% 7/15/13		35,000	34,959
CNH Equipment Trust
Series 2008-A A4A 4.93% 8/15/14		5,843	5,958
Series 2009-C A3 1.85% 12/16/13		21,757	21,869
Series 2010-A A4 2.49% 1/15/16		80,000	81,538
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16		55,000	55,918
Mid-State Trust Series 11 A1 4.864% 7/15/38		14,194	14,061
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		1,588	1,594
Total Non-Agency Asset-Backed Securities (Cost $540,309)			542,856
Non-Agency Collateralized Mortgage Obligations– 0.28%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		29,062	27,505
•ARM Trust Series 2005-10 3A11 5.286% 1/25/36		19,404	16,949
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		23,092	22,293
Series 2005-6 7A1 5.50% 7/25/20		3,791	3,638
Series 2005-9 5A1 5.50% 10/25/20		12,898	12,444
•Bank of America Mortgage Securities Series 2003-D 1A2 2.84% 5/25/33		125	92
•ChaseFlex Trust Series 2006-1 A4 6.237% 6/25/36		100,000	81,902
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36		24,280	21,721
Series 2006-17 A5 6.00% 12/25/36		45	45
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		4,472	4,676
•First Horizon Asset Securities Series 2007-AR2 1A1 5.709% 8/25/37		10,525	7,845
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		16,624	16,812
Series 2005-RP1 1A3 8.00% 1/25/35		14,458	14,455
Series 2005-RP1 1A4 8.50% 1/25/35		7,834	7,673
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		6,211	6,064
•MASTR ARM Trust Series 2003-6 1A2 2.575% 12/25/33		4,567	4,424
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		21,889	22,304
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		9,635	9,587
Wells Fargo Mortgage Backed Securities Trust Series 2007-13 A7 6.00% 9/25/37		18,152	17,604
Total Non-Agency Collateralized Mortgage Obligations (Cost $281,275)			298,033

Regional Bonds – 0.12%∆
Australia – 0.09%
New South Wales Treasury
2.75% 11/20/25	AUD	53,000	57,684

6.00% 5/1/20	AUD	37,000	38,403

			96,087
Canada – 0.03%
Province of Quebec 4.50% 12/1/20	CAD	30,000	31,941

			31,941
Total Regional Bonds (Cost $111,029)			128,028

«Senior Secured Loans – 2.41%
Advantage Sales & Marketing 5.252% 11/29/17		39,900	40,049
Affinion Group Tranche B 5.00% 10/7/16		49,749	49,780
Allied Security Holdings Tranche Loan 2L 8.50% 1/21/18		20,000	20,350
ATI Holdings 7.75% 3/12/16		14,887	15,046
Attachmate 6.50% 11/21/16		85,000	84,540
Autotrader Tranche B 4.75% 11/16/16		60,000	60,425
BNY ConverGex Group
8.75% 11/29/17		40,000	41,200
Tranche B 5.25% 11/29/16		39,900	40,212
Bresnan Broadband Holdings 4.497% 12/6/17		74,813	75,379
Brock Holdings III
10.00% 2/15/18		20,000	20,600
Tranche B 6.00% 2/15/17		20,000	20,063
Burlington Coat Factory Tranche B 6.25% 2/10/17		45,000	44,550
BWAY Holding Tranche B 4.50% 2/9/18		50,137	50,431
Charter Communications Operating Tranche B 8.50% 3/6/14		34,949	35,556
Citadel Broadcasting Tranche B 4.25% 11/29/16		103,950	104,143
CityCenter Holdings 7.50% 1/10/15		15,000	15,193
Clear Channel Communication Tranche B 3.912% 1/29/16		72,302	63,823
Community Health System 3.81% 1/25/17		84,712	84,691
Darling International Tranche B 5.141% 11/9/16		24,000	24,225
DaVita Tranche B 4.50% 10/20/16		104,738	105,428
Del Monte Foods Tranche B 4.50% 11/26/17		25,000	25,068
Delta Airlines 4.25% 2/22/16		69,237	68,819
DineEquity Tranche B 4.25% 10/31/17		29,677	29,936
Dunkin Brands Tranche B 4.25% 11/23/17		49,875	50,244
Energy Future Holdings Tranche B2 3.786% 10/10/14		58,843	49,671
Fifth Third Processing 8.50% 11/3/17		65,000	66,333
First Data Tranche B2 3.002% 9/24/14		45,000	43,200
GenOn Energy Tranche B 6.00% 6/20/17		39,900	40,418
Graham Packaging Tranche C 6.75% 4/5/14		43,121	43,493
Grifols Tranche B 6.00% 6/4/16		100,000	100,893
Harrahs Operating Tranche B1 3.303% 1/28/15		50,000	46,586
HCA Tranche B2 3.539% 3/31/17		70,000	69,962
Houghton International Tranche B 6.75% 1/11/16		19,914	20,101
ICL Industrial Containers Tranche C 4.50% 2/9/18		4,451	4,477
Intelsat Jackson Holding Tranche B 5.25% 4/3/18		100,000	100,839
Jo-Ann Stores Tranche B 4.75% 12/23/17		25,000	24,805
JohnsonDiversey Tranche B 5.50% 11/24/15		25,662	25,823
Knology Tranche B 4.00% 8/8/17		60,000	60,067
MedAssets Tranche B 5.252% 11/15/16		44,888	45,217
Mediacom Broadband Tranche D 5.50% 3/31/17		24,937	24,977
MGM Mirage Tranche E 7.00% 2/21/14		45,000	44,350
MultiPlan 4.75% 8/26/17		80,000	80,260
NBTY Tranche B 4.25% 10/1/17		30,000	30,094
New Development Holdings Tranche B 4.50% 3/1/18		94,000	94,506
Nuveen Investments
5.804% 5/13/17		41,554	41,741
2nd Lien 12.50% 7/9/15		55,000	59,194
Tranche B 3.303% 11/13/14		38,446	36,998
PQ 6.77% 7/30/15		55,000	54,395
Remy International Tranche B 6.25% 12/16/16		39,900	40,499
Rockwood Holdings Tranche B 3.75% 1/25/18		30,000	30,216
Smurfit-Stone Container Enterprise 6.75% 6/30/16		29,202	29,323
Toys R Us Tranche B 6.00% 9/1/16		24,937	25,128
Univision Communications 4.512% 3/29/17		64,524	63,084
Visant 5.25% 12/31/16		19,950	19,939
Total Senior Secured Loans (Cost $2,540,847)			2,586,340
Sovereign Bonds – 4.01%∆
Australia – 0.58%
Australian Government
4.50% 4/15/20	AUD	394,000	380,308

6.00% 2/15/17	AUD	170,000	182,106

Australian Government Inflation Linked 3.00% 9/20/25	AUD	53,000	59,651

			622,065
Belgium – 0.08%
Belgium Government 4.25% 9/28/21	EUR	62,600	88,267

			88,267
Brazil – 0.14%
Federal Republic of Brazil
7.125% 1/20/37		60,000	71,250
8.875% 10/14/19		60,000	79,350
			150,600
Canada – 0.14%
Canadian Government
3.75% 6/1/19	CAD	94,000	100,684

4.00% 6/1/41	CAD	48,000	51,881

			152,565
Colombia – 0.15%
Republic of Colombia
7.75% 4/14/21	COP	106,000,000	61,374

9.85% 6/28/27	COP	80,000,000	51,732

10.375% 1/28/33		30,000	45,225
			158,331
France – 0.06%
France Government O.A.T. 3.75% 4/25/17	EUR	48,000	70,180

			70,180
Germany – 0.13%
Deutschland Republic 2.25% 9/4/20	EUR	109,000	141,449

			141,449
Indonesia – 0.12%
Indonesia Treasury
10.50% 8/15/30	IDR	440,000,000	56,039

11.00% 11/15/20	IDR	550,000,000	75,713

			131,752
Italy – 0.07%
Italy Buoni Poliennali Del Tesoro 4.25% 3/1/20	EUR	57,000	78,662

			78,662
Mexico – 0.32%
Mexican Bonos
7.50% 6/3/27	MXN	1,263,000	100,353

7.75% 12/14/17	MXN	1,501,000	130,544

8.50% 12/13/18	MXN	856,500	77,206

United Mexican States 5.95% 3/19/19		28,000	31,346
			339,449
New Zealand – 0.04%
New Zealand Government 6.00% 5/15/21	NZD	50,000	39,136

			39,136
Norway – 0.59%
Norwegian Government
3.75% 5/25/21	NOK	589,000	105,913

4.50% 5/22/19	NOK	1,455,000	277,525

5.00% 5/15/15	NOK	1,311,000	252,424

			635,862
Panama – 0.14%
Panama Government International
6.70% 1/26/36		32,000	36,080
7.25% 3/15/15		55,000	64,213
8.875% 9/30/27		34,000	46,070
			146,363
Peru – 0.14%
Republic of Peru 7.125% 3/30/19		126,000	149,310
			149,310
Philippines – 0.27%
Republic of Philippines 9.375% 1/18/17		227,000	292,546
			292,546
Poland – 0.20%
Republic of Poland
5.00% 10/24/13	PLN	40,000	14,046

5.50% 4/25/15	PLN	150,000	52,587

5.50% 10/25/19	PLN	260,000	87,574

Poland Government International 6.375% 7/15/19		55,000	61,476
			215,683
Republic of Korea – 0.05%
@Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	55,878,399	57,352

			57,352
Russia – 0.21%
ΦRussian-Eurobond 7.50% 3/31/30		193,320	225,823
			225,823
South Africa – 0.20%
South Africa Government 7.25% 1/15/20	ZAR	736,000	99,676

South Africa Government Inflation Linked 2.75% 1/31/22	ZAR	171,521	25,595

South Africa Government International 6.50% 6/2/14		78,000	87,555
			212,826
Sweden – 0.10%
Sweden Government 5.00% 12/1/20	SEK	580,000	104,227

			104,227
Turkey – 0.14%
Republic of Turkey
4.00% 4/29/15	TRY	104,256	72,605

6.875% 3/17/36		39,000	41,477
7.375% 2/5/25		30,000	34,725
			148,807
United Kingdom – 0.07%
United Kingdom Gilt 4.50% 3/7/19	GBP	42,000	72,346

			72,346
Uruguay – 0.07%
Republic of Uruguay 8.00% 11/18/22		62,000	77,500
			77,500
Total Sovereign Bonds (Cost $4,209,054)			4,311,101
Supranational Banks – 0.18%
European Investment Bank 9.00% 12/21/18	ZAR	700,000	103,358

International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	260,000	46,341

3.625% 6/22/20	NOK	270,000	46,773

Total Supranational Banks (Cost $174,411)			196,472
U.S. Treasury Obligations – 2.84%
∞U.S. Treasury Bond 4.25% 11/15/40		255,000	243,924
U.S. Treasury Inflation Indexed Note 0.50% 4/15/15		101,620	105,605
U.S. Treasury Notes
2.25% 3/31/16		1,975,000	1,977,621
3.625% 2/15/21		715,000	725,278
Total U.S. Treasury Obligations (Cost $3,033,269)			3,052,428

Short-Term Investments – 5.26%
≠Discounted Commercial Paper – 4.85%
Statoil ASA 0.11% 4/1/11		5,210,000	5,210,000
			5,210,000
		Number of
		Shares
Money Market Mutual Fund – 0.41%
Dreyfus Treasury & Agency Cash Management Fund		439,678	439,678
			439,678
Total Short-Term Investments (Cost $5,649,678)			5,649,678
Total Value of Securities – 103.44%
(Cost $96,212,147)			111,181,988
Liabilities Net of Receivables and Other Assets (See Notes) – (3.44%)			(3,698,787)
Net Assets Applicable to 7,575,896 Shares Outstanding – 100.00%			$107,483,201

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD - Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR– Indonesian Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
†Non income producing security.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $248,023, which represented 0.23% of the Fund’s net assets. See Note 4 in “Notes.”
πRestricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2011, the aggregate amount of the restricted securities was $37,100 or 0.03% of the Fund's net assets. See Note 4 in "Notes."
∆Securities have been classified by country of origin.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $5,411,377, which represented 5.03% of the Fund’s net assets. See Note 4 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.
§Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
∞Fully or partially pledged as collateral for futures contracts.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2011.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CITI – Citibank Global Markets
GDR – Global Depositary Receipts
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transaction, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
NCUA – National Credit Union Administration
NVDR – Non-Voting Depositary Receipts
O.A.T.–Obligations Assimilables du Tresor
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts, futures contract and swap contract were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settle Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(111,686)	USD	110,000	4/8/11	$ (5,491)
BAML	EUR	(47,398)	USD	65,569	4/8/11	(1,594)
BAML	MXN	117,441	USD	(9,682)	4/8/11	182
BCLY	EUR	(63,009)	USD	87,171	4/8/11	(2,112)
CITI	AUD	(139,245)	USD	140,000	4/8/11	(3,990)
CITI	JPY	6,273,225	USD	(76,642)	4/8/11	(1,217)
GSC	GBP	(21,087)	USD	34,399	4/8/11	576

JPMC	CLP	65,582,000	USD	(137,345)	4/8/11	26
JPMC	EUR	(153,836)	USD	212,494	4/8/11	(5,490)
JPMC	MYR	642,912	USD	(210,722)	4/8/11	1,594
HSBC	AUD	(142,463)	USD	140,000	4/8/11	(7,318)
HSBC	EUR	207,845	USD	(287,523)	4/8/11	6,992
MNB	CAD	(30,352)	USD	31,207	4/4/11	(94)
MNB	EUR	150	USD	(248)	4/1/11	(35)
MNB	JPY	(2,359,213)	USD	28,614	4/1/11	249
MNB	JPY	(5,448,249)	USD	65,523	4/4/11	18
MNB	KRW	36,022,490	USD	(32,888)	4/1/11	(38)
MNB	KRW	44,418,280	USD	(40,695)	4/4/11	(195)
MSC	AUD	(233,877)	USD	230,000	4/8/11	(11,847)
MSC	CHF	75,598	USD	(81,405)	4/8/11	905
MSC	EUR	(359,654)	USD	496,581	4/8/11	(13,044)
MSC	JPY	5,600,350	USD	(70,000)	4/8/11	(2,665)
MSC	KRW	104,514,650	USD	(93,252)	4/8/11	2,019
MSC	MXN	318,748	USD	(26,269)	4/8/11	503
MSC	MYR	(134,262)	USD	44,016	4/8/11	(323)
						$ (42,389)

Futures Contract

				Unrealized
Contracts	Notional	Notional	Expiration	Appreciation
To Buy	Cost	Value	Date	(Depreciation)
1EuroBond	$168,815	$171,878	6/8/11	$3,063

Swap Contract
CDS Contract

	Swap				Unrealized
	ReferencedObligation	Notional	AnnualProtection	Termination	Appreciation
Counterparty	ProtectionPurchased:	Value	Payments	Date	(Depreciation)
MSC	CDX.HY.16	$245,000	5.00%	6/20/16	$(141)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Moderate Allocation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$96,430,631
Aggregate unrealized appreciation	$16,066,956
Aggregate unrealized depreciation	(1,315,599)
Net unrealized appreciation	$ 14,751,357

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $2,688,974 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $473,349 expires in 2011 and $2,215,625 expires in 2016.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2  - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$ -	$8,857,048	$ -	$ 8,857,048
Common Stock	54,853,290	38,555	-	54,891,845
Corporate Debt	-	25,049,289	-	25,049,289
Foreign Debt	-	4,578,249	57,352	4,635,601
Investment Companies	8,650,213	-	-	8,650,213
Municipal Bonds	-	36,661	-	36,661
U.S. Treasury Obligations	-	3,052,428	-	3,052,428
Short-Term Investments	439,678	5,210,000	-	5,649,678
Other	638	358,587	-	359,225
Total	$63,943,819	$47,180,817	$57,352	$111,181,988

Foreign Currency Exchange Contracts	$ -	($42,389)	$ -	($42,389)
Futures Contracts	$3,063	$ -	$ -	$3,063
Swap Contracts	$ -	($141)	$ -	($141)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-Backed	Corporate	Foreign
	Total	Securities	Debt	Debt
Balance as of 12/31/10	$160,406	$100,406	$60,000	$-
Sales	(160,779)	(100,309)	(60,470)	-
Net realized gain	779	309	470	-
Transfers into Level 3	52,316	-	-	52,316
Net change in unrealized
appreciation/depreciation	4,630	(406)	-	5,036
Balance as of 3/31/11	$57,352	$-	$-	$57,352

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/11	$5,063	$-	$-	$5,063

During the period ended March 31, 2011, transfers into Level 3 investments from Level 2 investments in the amount of $52,316 for the Fund.  This was due to the Fund’s pricing vendor dropping coverage of a security. During the period ended March 31, 2011, there were no transfers between Level 1 investments or Level 2 investments that had a material impact to the Fund.  This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S.GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contractsdoes not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at March 31, 2011.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No index swap contracts were outstanding at March 31, 2011.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2011, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2011, the net unrealized depreciation of credit default swaps was $141. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2011, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $245,000 less the value of the contracts' related reference obligations.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of March 31, 2011 was as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign currency exchange contracts (Forward currency contracts)	Liabilities net of receivables and other assets	$ 576	Liabilities net of receivables and other assets	$(42,965)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	3,063	Liabilities net of receivables and other assets	-
Credit contracts (Swaps contracts)	Liabilities net of receivables and other assets	-	Liabilities net of receivables and other assets	(141)
Total		$3,639		$(43,106)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2011 was as follows:
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign currency exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(61,319)*	$(7,703)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(19,468)	(10,986)
Credit contracts (Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(3,341)	(141)

Total		$(84,128)	$(18,830)

*Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported with the Fund’s Statement of Operations.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Social Awareness Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.30%
Aerospace & Defense – 2.01%
Rockwell Collins	91,100	$5,906,013
United Technologies	96,500	8,168,725
		14,074,738
Air Freight & Logistics – 1.40%
FedEx	105,300	9,850,815
		9,850,815
Airlines – 0.38%
†Alaska Air Group	42,200	2,676,324
		2,676,324
Auto Components – 0.83%
†Borg Warner	73,400	5,849,246
		5,849,246
Automobiles – 1.02%
†Ford Motor	477,700	7,122,507
		7,122,507
Beverages -– 1.45%
PepsiCo	158,300	10,196,103
		10,196,103
Biotechnology – 3.48%
†Amgen	143,200	7,654,040
†Celgene	89,700	5,160,441
†Gilead Sciences	180,300	7,651,932
†Vertex Pharmaceuticals	82,800	3,968,604
		24,435,017
Capital Markets – 2.31%
BlackRock	36,300	7,296,663
State Street	197,600	8,880,144
		16,176,807
Commercial Banks – 2.81%
M&T Bank	78,900	6,980,283
Wells Fargo	402,500	12,759,250
		19,739,533
Communications Equipment – 4.35%
Cisco Systems	731,200	12,540,080
†LogMeIn	149,500	6,302,920
QUALCOMM	212,100	11,629,443
		30,472,443
Computers & Peripherals – 3.23%
†EMC	593,300	15,752,115
†NetApp	142,600	6,870,468
		22,622,583
Construction & Engineering – 0.69%
†Quanta Services	216,100	4,847,123
		4,847,123
Consumer Finance – 2.17%
American Express	122,700	5,546,040
Capital One Financial	185,850	9,656,766
		15,202,806
Containers & Packaging – 1.27%
†Owens-Illinois	294,500	8,890,955
		8,890,955
Diversified Financial Services – 1.07%
†IntercontinentalExchange	60,800	7,511,232
		7,511,232
Diversified Telecommunication Services – 1.89%
AT&T	433,800	13,274,280
		13,274,280
Electrical Equipment – 2.88%
†First Solar	34,500	5,548,980
Roper Industries	169,100	14,620,386
		20,169,366
Energy Equipment & Services – 5.67%
†Nabors Industries	482,400	14,655,312
National Oilwell Varco	211,800	16,789,386
Noble	182,500	8,325,650
		39,770,348
Food & Staples Retailing – 1.90%
CVS Caremark	387,800	13,309,296
		13,309,296
Food Products – 1.39%
General Mills	266,500	9,740,575
		9,740,575
Gas Utilities – 1.42%
AGL Resources	95,100	3,788,784
EQT	124,300	6,202,570
		9,991,354
Health Care Equipment & Supplies – 2.02%
Baxter International	151,300	8,135,401
†Gen-Probe	90,600	6,011,310
		14,146,711
Health Care Providers & Services – 3.85%
†Express Scripts	195,800	10,888,438
UnitedHealth Group	356,100	16,095,720
		26,984,158
Hotels, Restaurants & Leisure – 1.49%
Starbucks	282,600	10,442,070
		10,442,070
Household Durables – 1.37%
Jarden	271,000	9,639,470
		9,639,470
Insurance – 4.27%
AFLAC	182,100	9,611,238
Prudential Financial	209,300	12,888,694
Travelers	124,600	7,411,208
		29,911,140
Internet & Catalog Retail – 0.66%
Expedia	205,900	4,665,694
		4,665,694
Internet Software & Services – 2.80%
†Google Class A	33,500	19,638,035
		19,638,035
IT Services – 1.33%
Accenture Class A	169,100	9,295,427
		9,295,427
Life Sciences Tools & Services – 1.65%
†Mettler-Toledo International	29,900	5,142,800
†Thermo Fisher Scientific	115,800	6,432,690
		11,575,490
Machinery – 3.75%
Cummins	44,300	4,856,166
Deere	142,000	13,758,380
ESCO Technologies	117,200	4,471,180
Lincoln Electric Holdings	41,900	3,181,048
		26,266,774
Media – 5.59%
CBS Class B	283,000	7,086,320
Comcast Class A	418,700	10,350,264
Time Warner Cable	139,100	9,923,394
Viacom Class B	254,160	11,823,523
		39,183,501
Metals & Mining – 0.76%
Cliffs Natural Resources	54,200	5,326,776
		5,326,776
Multiline Retail – 4.15%
Kohl's	189,100	10,029,864
Macy's	458,300	11,118,358
Nordstrom	177,100	7,948,248
		29,096,470
Multi-Utilities – 0.81%
OGE Energy	112,500	5,688,000
		5,688,000
Oil, Gas & Consumable Fuels – 4.43%
†Forest Oil	205,600	7,777,848
Marathon Oil	229,300	12,223,983
†Newfield Exploration	145,400	11,051,854
		31,053,685
Pharmaceuticals – 4.33%
Abbott Laboratories	318,400	15,617,520
Allergan	208,100	14,779,262
		30,396,782
Professional Services – 1.33%
Manpower	91,300	5,740,944
Towers Watson Class A	64,294	3,565,745
		9,306,689
Road & Rail – 1.87%
Norfolk Southern	80,700	5,590,089
Union Pacific	76,200	7,492,746
		13,082,835
Semiconductors & Semiconductor Equipment – 2.87%
Intel	613,900	12,382,363
Maxim Integrated Products	142,700	3,653,120
†ON Semiconductor	414,000	4,086,180
		20,121,663
Software – 4.24%
†Check Point Software Technologies	173,700	8,867,385
Microsoft	822,500	20,858,600
		29,725,985
Specialty Retail – 0.64%
Guess	114,900	4,521,315
		4,521,315
Wireless Telecommunication Services – 1.47%
Vodafone Group ADR	358,600	10,309,750
		10,309,750
Total Common Stock (Cost $510,734,386)		696,301,871

Short-Term Investment – 0.57%
Money Market Mutual Fund – 0.57%
Dreyfus Treasury & Agency Cash Management Fund	3,998,854	3,998,854
Total Short-Term Investment (Cost $3,998,854)		3,998,854
Total Value of Securities – 99.87%
(Cost $514,733,240)		700,300,725
Receivables and Other Assets Net of Liabilities (See Notes) – 0.13%		931,947
Net Assets Applicable to 21,494,501 Shares Outstanding – 100.00%		$701,232,672

†Non income producing security.

ADR – American Depositary Receipts

___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Social Awareness Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$516,454,558
Aggregate unrealized appreciation	$186,940,852
Aggregate unrealized depreciation	(3,094,685)
Net unrealized appreciation	$ 183,846,167

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $35,424,906 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Common Stock	$696,301,871
Short-Term Investment	3,998,854
Total	$700,300,725

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Money Market Fund

March 31, 2011

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Obligation – 2.32%
Federal Home Loan Banks 0.45% 3/6/12	$20,000,000	$20,000,000
Total Agency Obligation (Cost $20,000,000)		20,000,000
Certificates of Deposit – 20.96%
Abbey National Treasury Services
0.25% 4/1/11	25,000,000	25,000,000
0.41% 5/16/11	10,000,000	10,000,000
Bank of Montreal, Chicago 0.17% 4/1/11	35,000,000	35,000,000
Bank of Nova Scotia, Houston
0.19% 4/28/11	15,000,000	15,000,000
0.27% 5/11/11	20,000,000	20,000,000
•Barclays Bank 0.714% 5/17/11	10,000,000	10,005,660
•Rabobank Nederland 0.346% 9/13/11	20,000,000	20,000,000
Svenska Handelsbanken 0.275% 5/24/11	20,000,000	20,000,000
•Toronto Dominion Bank New York
0.304% 5/19/11	12,250,000	12,250,000
0.318% 10/28/11	13,500,000	13,500,000
Total Certificates of Deposit (Cost $180,755,660)		180,755,660
Commercial Paper – 66.43%
Agricultural Operations – 0.35%
≠Archer Daniels Midland 0.27% 5/6/11	3,000,000	2,999,213
		2,999,213
Colleges & Universities – 25.35%
≠Brown University
0.25% 6/14/11	14,450,000	14,442,574
0.259% 5/16/11	5,400,000	5,398,250
0.27% 5/3/11	9,100,000	9,097,816
Connecticut Health & Education (Yale University Series)
0.23% 4/5/11	5,130,000	5,130,000
0.29% 6/1/11	4,160,000	4,160,000
≠Cornell University
0.27% 4/6/11	4,000,000	3,999,850
0.27% 4/7/11	8,050,000	8,049,638
0.29% 6/23/11	9,000,000	8,993,983
0.30% 5/24/11	8,460,000	8,456,264
≠Dartmouth College 0.24% 4/4/11	4,500,000	4,499,910
≠Duke University 0.29% 6/2/11	4,275,000	4,272,865
Emory University
0.29% 7/14/11	13,000,000	13,000,000
0.30% 6/9/11	10,000,000	10,000,000
≠Leland Stanford Junior University
0.22% 4/13/11	13,370,000	13,369,020
0.24% 4/20/11	7,500,000	7,499,050
Massachusetts Health & Education Facilities Authority (Harvard University) 0.23% 4/5/11	38,000,000	38,000,000
≠University of Chicago
0.25% 6/1/11	16,350,000	16,343,073
0.28% 5/10/11	6,250,000	6,248,104
0.28% 5/17/11	12,500,000	12,495,528
≠Vanderbilt University 0.351% 5/10/11	5,073,000	5,071,076
≠Yale University 0.20% 6/1/11	20,000,000	19,993,222
		218,520,223
Commercial Banks – 19.56%
BNP Paribas Finance Canada 0.13% 4/1/11	35,000,000	35,000,000
≠Credit Agricole Cheuvreux North America
0.14% 4/5/11	15,000,000	14,999,767
0.22% 4/12/11	20,000,000	19,998,655
≠DnB NOR Bank
0.14% 4/5/11	25,000,000	24,999,611
0.19% 6/1/11	10,000,000	9,996,781
≠HSBC USA 0.19% 4/25/11	25,000,000	24,996,833
≠Nordea North America
0.225% 4/25/11	3,645,000	3,644,453
0.225% 5/16/11	25,000,000	24,992,969
≠Westpac Securities New Zealand 0.28% 5/12/11	10,000,000	9,996,811
		168,625,880
Diversified Financial Services – 7.44%
≠Allianz Finance 0.22% 6/2/11	12,000,000	11,995,453
≠Cargill Global Funding 0.19% 4/7/11	35,000,000	34,998,891
≠John Deere Credit
0.18% 5/3/11	5,000,000	4,999,200
0.19% 4/20/11	12,200,000	12,198,777
		64,192,321
Health Care Providers & Services – 3.79%
Catholic Health Initiatives
0.26% 4/4/11	17,650,000	17,650,000
0.39% 9/13/11	15,000,000	15,000,000
		32,650,000
Multi-Utilities – 1.83%
Los Angeles California Water & Power Resources 0.28% 5/4/11	15,750,000	15,750,000
		15,750,000
Oil, Gas & Consumable Fuels – 8.11%
≠Koch Resources
0.175% 4/28/11	25,000,000	24,996,719
0.19% 4/13/11	10,000,000	9,999,367
Statoil 0.11% 4/1/11	9,950,000	9,950,000
≠Total Capital Canada 0.17% 4/20/11	25,000,000	24,997,756
		69,943,842
Total Commercial Paper (Cost $572,681,479)		572,681,479
Corporate Bonds – 0.47%
Capital Markets – 0.06%
Credit Suisse USA 6.50% 1/15/12	500,000	523,129
		523,129
Commercial Banks – 0.34%
National City Bank Cleveland 6.20% 12/15/11	200,000	207,530
US Bank 6.375% 8/1/11	825,000	841,344
Wells Fargo Bank 6.375% 8/1/11	1,885,000	1,918,031
		2,966,905
Diversified Financial Services – 0.07%
General Electric Capital 5.875% 2/15/12	535,000	559,874
		559,874
Total Corporate Bonds (Cost $4,049,908)		4,049,908
Municipal Bonds – 9.71%
California State Revenue Anticipation Notes Series A2 3.00% 6/28/11 (LOC-JP Morgan Chase Bank)	14,750,000	14,793,965
•Delaware River Port Authority Pennsylvania & New Jersey Revenue Series C 0.21%
1/1/26 (LOC–PNC Bank N.A.)	10,250,000	10,250,000
•Hanover County, Virginia Economic Development Authority Revenue (Bon Secours Health)
Series D-2 0.23% 11/1/25 (LOC–U.S. Bank N.A.)	5,900,000	5,900,000
•Harrisonburg, Virginia Redevelopment & Housing Authority Multi-Family Housing Revenue
(Amberton Apartments) Series A 0.37% 5/1/26 (LOC–Bank of America N.A.)	7,000,000	7,000,000
•Maryland State Health & Higher Educational Facilities Authority Revenue (Adjustable Pooled Loan
Program) Series B 0.24% 4/1/35 (LOC–JP Morgan Chase Bank)	12,600,000	12,600,000
•Massachusetts State Port Authority Revenue Series D 0.25% 7/1/29 (LOC–Bank of America N.A.) (AMT)	9,500,000	9,500,000
•Nassau County, New York Health Care Revenue Series C2 0.32% 8/1/29 (LOC–Wachovia Bank N.A.)	12,400,000	12,400,000
•New York City, New York Health & Hospital Revenue (Health System) Series E 0.22% 2/15/26
(LOC–JP Morgan Chase Bank)	11,265,000	11,265,000
Total Municipal Bonds (Cost $83,708,965)		83,708,965
Sovereign Bond – 0.30%
Eksportfinans 5.125% 10/26/11	2,500,000	2,567,032
Total Sovereign Bond (Cost $2,567,032)		2,567,032

Total Value of Securities – 100.19%
(Cost $863,763,044)©		863,763,044
Liabilities Net of Receivables and Other Assets (See Notes) – (0.19%)		(1,678,421)
Net Assets Applicable to 86,208,544 Shares Outstanding – 100.00%		$862,084,623

•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
≠The rate shown is the effective yield at the time of purchase.
©Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Money Market Fund (Fund).

Security Valuation – Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its costs and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 2
Agency Obligation	$ 20,000,000
Corporate Bonds	4,049,908
Municipal Bonds	83,708,965
Short-Term Investments	753,437,139
Sovereign Bond	2,567,032
Total	$863,763,044

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 51.41% of net assets at March 31, 2011. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Conservative Allocation Fund

March 31, 2011

		Number of	Value
		Shares	(U.S. $)
Common Stock–34.40%
U.S. Markets–20.70%
Aerospace & Defense–0.46%
Ducommun		1,970	$47,083
†Esterline Technologies		1,330	94,058
Honeywell International		4,900	292,579
Lockheed Martin		1,000	80,400
Northrop Grumman		12,100	758,790
Rockwell Collins		2,700	175,041
United Technologies		4,600	389,390
			1,837,341
Air Freight & Logistics–0.21%
Expeditors International Washington		14,450	724,523
†Hub Group Class A		2,620	94,818
			819,341
Airlines–0.03%
†Alaska Air Group		2,170	137,621
			137,621
Auto Components–0.04%
Cooper Tire & Rubber		2,740	70,555
†Tenneco Automotive		1,940	82,353
			152,908
Automobiles–0.06%
†Ford Motor		15,000	223,650
			223,650
Beverages–0.14%
Coca-Cola		2,650	175,828
PepsiCo		5,850	376,798
			552,626
Biotechnology–0.23%
†Acorda Therapeutics		1,740	40,368
†Alkermes		5,040	65,268
†Amgen		3,650	195,093
†Celgene		2,700	155,331
†Gilead Sciences		4,630	196,496
†Incyte		2,420	38,357
†ONYX Pharmaceuticals		2,060	72,471
†Regeneron Pharmaceuticals		1,720	77,297
†Vertex Pharmaceuticals		1,900	91,067
			931,748
Building Products–0.03%
AAON		2,040	67,116
†Gibraltar Industries		5,060	60,366
			127,482
Capital Markets–0.53%
Apollo Investment		6,010	72,481
Bank of New York Mellon		56,490	1,687,355
GFI Group		8,710	43,724
Goldman Sachs Group		1,750	277,323
†Piper Jaffray		1,220	50,545
			2,131,428
Chemicals–0.42%
Celanese Series A		5,500	244,035
Dow Chemical		6,350	239,713
duPont (E.I.) deNemours		13,278	729,892
Eastman Chemical		1,200	119,184
†Ferro		4,840	80,296
Koppers Holdings		1,960	83,692
†Rockwood Holdings		1,920	94,502
Schulman (A.)		2,960	73,171
			1,664,485
Commercial Banks–0.24%
Boston Private Financial Holdings		7,600	53,732
Cardinal Financial		4,530	52,820
City Holding		1,330	47,029
Home Bancshares		2,430	55,283
@Independent Bank		1,690	45,647
Park National		840	56,129
Prosperity Bancshares		1,840	78,697
†Texas Capital Bancshares		2,110	54,839
Trustmark		3,130	73,305
Webster Financial		1,960	42,003
Wells Fargo		12,800	405,760
			965,244
Commercial Services & Supplies–0.25%
McGrath RentCorp		1,240	33,815
Republic Services		3,750	112,650
†Tetra Tech		2,180	53,824
United Stationers		1,330	94,497
US Ecology		2,680	46,712
Waste Management		17,500	653,450
			994,948
Communications Equipment–0.95%
†Arris Group		4,300	54,782
Cisco Systems		12,650	216,948
†LogMeIn		1,840	77,574
†Motorola Solutions		16,900	755,261
†NETGEAR		1,610	52,228
Plantronics		1,780	65,184
†Polycom		14,300	741,455
QUALCOMM		31,940	1,751,269
†ViaSat		1,290	51,394
			3,766,095
Computers & Peripherals–1.16%
†Apple		7,060	2,460,056
†EMC		12,700	337,185
International Business Machines		5,550	905,039
†Keyw Holding		3,050	37,454
†NetApp		3,550	171,039
†Synaptics		2,170	58,633
†Teradata		12,700	643,890
			4,613,296
Construction & Engineering–0.14%
Fluor		2,800	206,248
Granite Construction		1,370	38,497
†MYR Group		3,100	74,152
Tutor Perini		2,030	49,451
†URS		3,800	174,990
			543,338
Consumer Finance–0.10%
American Express		3,250	146,900
Capital One Financial		4,600	239,016
			385,916
Containers & Packaging–0.08%
†Owens-Illinois		4,650	140,384
Rock-Tenn Class A		1,340	92,929
Silgan Holdings		1,750	66,745
			300,058
Diversified Consumer Services – 0.23%
†Apollo Group Class A		21,200	884,252
Lincoln Educational Services		2,445	38,851
			923,103
Diversified Financial Services–0.65%
Bank of America		24,800	330,584
CME Group		2,650	799,108
†IntercontinentalExchange		8,050	994,496
JPMorgan Chase		10,250	472,525
			2,596,713
Diversified Telecommunication Services–0.54%
Alaska Communications Systems Group		4,280	45,582
AT&T		38,107	1,166,074
Atlantic Tele-Network		1,000	37,190
NTELOS Holdings		2,860	52,653
†RigNet		2,900	52,722
Verizon Communications		20,460	788,528
			2,142,749
Electric Utilities–0.38%
Cleco		1,870	64,122
Edison International		19,400	709,846
Progress Energy		13,900	641,346
UIL Holdings		1,370	41,812
UNITIL		1,830	43,115
			1,500,241
Electrical Equipment–0.05%
Acuity Brands		1,180	69,018
Roper Industries		1,350	116,721
			185,739
Electronic Equipment, Instruments & Components–0.09%
Anixter International		1,180	82,470
†FARO Technologies		2,780	111,200
†IPG Photonics		1,410	81,329
†Rofin-Sinar Technologies		2,170	85,715
			360,714
Energy Equipment & Services–0.40%
†Bristow Group		1,600	75,680
†Complete Production Services		1,960	62,348
†Key Energy Services		5,680	88,324
Lufkin Industries		580	54,213
National Oilwell Varco		10,400	824,407
†Pioneer Drilling		7,370	101,706
Schlumberger		4,100	382,366
			1,589,044
Food & Staples Retailing–0.70%
Casey's General Stores		2,170	84,630
CVS Caremark		30,140	1,034,404
†Fresh Market		1,200	45,288
Safeway		31,700	746,218
†Susser Holdings		5,850	76,577
Walgreen		19,500	782,730
			2,769,847
Food Products–0.59%
Archer-Daniels-Midland		30,900	1,112,709
Bunge		6,200	448,446
J&J Snack Foods		1,320	62,132
Kraft Foods		22,800	715,008
			2,338,295
Gas Utilities–0.05%
AGL Resources		3,050	121,512
EQT		1,750	87,325
			208,837
Health Care Equipment & Supplies–0.34%
†Align Technology		3,690	75,571
Baxter International		13,400	720,517
†Conmed		2,020	53,086
†CryoLife		5,560	33,916
†Gen-Probe		2,050	136,018
†Haemonetics		1,000	65,540
†Merit Medical Systems		4,030	79,069
†Quidel		3,800	45,448
†SonoSite		2,070	68,972
West Pharmaceutical Services		1,530	68,498
			1,346,635
Health Care Providers & Services–0.89%
†Air Methods		1,150	77,338
†AMN Healthcare Services		8,540	73,956
Cardinal Health		18,200	748,566
†Catalyst Health Solutions		1,640	91,725
†Express Scripts		4,850	269,709
†Medco Health Solutions		20,300	1,140,048
†PharMerica		2,030	23,223
Quest Diagnostics		12,800	738,816
†Sun Healthcare Group		4,463	62,799
UnitedHealth Group		7,450	336,740
			3,562,920
Hotels, Restaurants & Leisure–0.22%
†AFC Enterprises		5,180	78,373
†Bally Technologies		1,630	61,696
†Buffalo Wild Wings		1,150	62,595
CEC Entertainment		1,560	58,859
†Jack in the Box		1,900	43,092
McDonald's		3,650	277,728
†Shuffle Master		5,750	61,410
Starbucks		3,500	129,325
†WMS Industries		2,500	88,375
			861,453
Household Durables–0.04%
Jarden		4,100	145,837
			145,837
Household Products – 0.47%
Kimberly-Clark		13,400	874,618
Procter & Gamble		16,520	1,017,632
			1,892,250
Industrial Conglomerates–0.04%
General Electric		8,400	168,420
			168,420
Insurance–0.77%
AFLAC		3,150	166,257
Allstate		22,500	715,050
American Equity Investment Life Holding		5,450	71,504
Delphi Financial Group Class A		2,700	82,917
@Harleysville Group		1,660	54,996
Marsh & McLennan		24,200	721,402
†ProAssurance		1,090	69,073
Prudential Financial		4,050	249,399
Travelers		15,700	933,836
			3,064,434
Internet & Catalog Retail–0.34%
Expedia		5,350	121,231
†priceline.com		2,450	1,240,778
			1,362,009
Internet Software & Services–0.86%
†Google Class A		2,570	1,506,560
†j2 Global Communications		2,540	74,955
†Liquidity Services		3,230	57,688
†QuinStreet		2,800	63,644
†Rackspace Hosting		1,660	71,131
†SAVVIS		2,580	95,692
†ValueClick		4,370	63,190
VeriSign		17,000	615,570
†Vocus		2,640	68,270
†Yahoo		48,450	806,693
			3,423,393
IT Services–0.60%
MasterCard Class A		4,400	1,107,568
†TeleTech Holdings		3,610	69,962
Visa Class A		16,500	1,214,730
			2,392,260
Life Sciences Tools & Services–0.05%
†Thermo Fisher Scientific		3,850	213,868
			213,868
Machinery–0.27%
Barnes Group		2,850	59,508
Caterpillar		2,050	228,268
†Chart Industries		1,910	105,126
†Columbus McKinnon		3,280	60,549
Cummins		1,650	180,873
Deere		2,550	247,070
ESCO Technologies		1,580	60,277
†Huntington Ingalls Industries		2,017	83,692
†Kadant		2,460	64,427
			1,089,790
Media–0.47%
†Carmike Cinemas		2,990	21,379
CBS Class B		5,450	136,468
Cinemark Holdings		1,670	32,315
Comcast Class A		29,900	739,128
Comcast Special Class		14,850	344,817
†Knology		4,180	53,964
National CineMedia		2,780	51,903
Time Warner Cable		2,600	185,484
Viacom Class B		6,350	295,402
			1,860,860
Metals & Mining–0.07%
†Castle (A.M.)		1,830	34,550
Cliffs Natural Resources		1,500	147,420
†Coeur d'Alene Mines		2,520	87,646
			269,616
Multiline Retail–0.21%
Kohl's		4,000	212,160
Macy's		11,300	274,138
Nordstrom		3,900	175,032
Target		3,650	182,537
			843,867
Multi-Utilities–0.07%
MDU Resources Group		5,500	126,335
NorthWestern		1,270	38,481
OGE Energy		2,450	123,872
			288,688
Office Electronics–0.19%
Xerox		69,700	742,305
			742,305
Oil, Gas & Consumable Fuels – 1.81%
Berry Petroleum		2,270	114,522
†Carrizo Oil & Gas		2,530	93,433
Chevron		9,771	1,049,698
ConocoPhillips		13,200	1,054,151
EOG Resources		12,100	1,433,970
Exxon Mobil		10,550	887,571
†Forest Oil		3,250	122,948
Marathon Oil		20,115	1,072,330
†Newfield Exploration		3,150	239,432
Occidental Petroleum		2,850	297,797
†Rosetta Resources		1,170	55,622
†Swift Energy		1,890	80,665
Williams		22,700	707,786
			7,209,925
Paper & Forest Products–0.01%
†KapStone Paper & Packaging Class A		2,830	48,591
			48,591
Personal Products–0.16%
Avon Products		21,400	578,656
†Prestige Brands Holdings		5,530	63,595
			642,251
Pharmaceuticals–1.26%
Abbott Laboratories		4,600	225,630
Allergan		15,900	1,129,219
†Inspire Pharmaceuticals		4,680	18,533
Johnson & Johnson		13,289	787,373
Merck		30,047	991,851
Perrigo		7,400	588,448
Pfizer		61,994	1,259,099
			5,000,153
Professional Services–0.09%
†CRA International		1,480	42,668
†Kforce		4,480	81,984
Manpower		2,350	147,768
Towers Watson Class A		1,300	72,098
			344,518
Real Estate Investment Trusts–0.18%
BioMed Realty Trust		3,670	69,803
DuPont Fabros Technology		2,640	64,020
EastGroup Properties		1,620	71,231
Entertainment Properties Trust		1,600	74,912
Home Properties		1,410	83,120
Host Hotels & Resorts		9,230	162,541
Sabra Healthcare REIT		2,473	43,555
Sovran Self Storage		1,790	70,795
Tanger Factory Outlet Centers		3,160	82,918
			722,895
Road & Rail–0.10%
Norfolk Southern		3,450	238,982
Union Pacific		1,800	176,994
			415,976
Semiconductors & Semiconductor Equipment–0.39%
†Amkor Technology		7,910	53,313
†Applied Micro Circuits		5,700	59,166
Intel		47,211	952,246
†IXYS		4,190	56,272
†MEMC Electronic Materials		16,800	217,728
†ON Semiconductor		13,450	132,752
†Semtech		2,780	69,556
			1,541,033
Software–0.78%
†Adobe Systems		25,700	852,212
†Intuit		21,200	1,125,720
†JDA Software Group		2,420	73,229
†Lawson Software		4,660	56,386
Microsoft		20,650	523,684
†Nuance Communications		5,400	105,624
†Progress Software		2,715	78,979
Quality Systems		820	68,339
†Radiant Systems		3,170	56,109
†SolarWinds		3,070	72,022
†SS&C Technologies Holdings		3,890	79,434
			3,091,738
Specialty Retail–0.64%
Big 5 Sporting Goods		3,320	39,574
†Citi Trends		1,560	34,772
†DSW Class A		1,980	79,121
Guess		3,300	129,855
†Jos. A. Bank Clothiers		1,310	66,653
Lowe's		54,500	1,440,436
Staples		34,600	671,932
†Ulta Salon Cosmetics & Fragrance		1,510	72,676
			2,535,019
Textiles, Apparel & Luxury Goods–0.25%
†G-III Apparel Group		2,660	99,963
†Iconix Brand Group		2,870	61,648
Jones Group		1,810	24,888
NIKE Class B		8,700	658,589
†Perry Ellis International		3,220	88,614
†Steven Madden		1,650	77,435
			1,011,137
Thrifts & Mortgage Finance–0.04%
Dime Community Bancshares		3,950	58,302
Flushing Financial		3,790	56,471
Provident Financial Services		4,240	62,752
			177,525
Trading Companies & Distributors–0.04%
Applied Industrial Technologies		2,410	80,157
†Titan Machinery		3,050	77,013
			157,170
Wireless Telecommunication Services–0.30%
†Crown Castle International		28,200	1,199,909
			1,199,909

Total U.S. Markets (Cost $60,835,309)			82,389,252

§Developed Markets–8.09%
Aerospace & Defense–0.18%
Finmeccanica		57,237	720,313
			720,313
Air Freight & Logistics–0.24%
Deutsche Post		52,337	945,692
			945,692
Airlines–0.17%
Singapore Airlines		61,979	672,622
			672,622
Auto Components–0.02%
Sumitomo Rubber Industries		8,551	87,386
			87,386
Automobiles–0.36%
Bayerische Motoren Werke		6,346	529,360
Toyota Motor		22,500	906,222
			1,435,582
Beverages–0.09%
Coca-Cola Amatil		28,363	344,669
			344,669
Building Products–0.30%
Asahi Glass		40,000	503,036
Cie de Saint-Gobain		11,582	709,167
			1,212,203
Capital Markets–0.17%
UniCredit		281,695	696,236
			696,236
Chemicals–0.25%
Agrium		1,900	175,294
Syngenta ADR		12,600	821,141
			996,435
Commercial Banks–0.66%
Banco Santander		59,519	690,997
Mitsubishi UFJ Financial Group		128,200	591,870
Nordea Bank		59,656	652,959
Standard Chartered		26,186	679,219
			2,615,045
Communications Equipment–0.03%
Nokia		15,276	130,653
			130,653
Construction Materials–0.17%
Lafarge		10,605	661,519
			661,519
Containers & Packaging–0.19%
Rexam		129,149	752,848
			752,848
Diversified Telecommunication Services–0.23%
Telefonica		30,084	753,148
TELUS		3,478	177,810
			930,958
Electrical Equipment–0.19%
Alstom		12,760	754,533
			754,533
Electronic Equipment, Instruments & Components–0.18%
Koninklijke Philips Electronics		21,798	696,772
			696,772
Energy Equipment & Services–0.04%
†Nabors Industries		5,750	174,685
			174,685
Food & Staples Retailing–0.16%
Metro		9,155	626,407
			626,407
Food Products–0.55%
Aryzta		15,593	797,900
Greggs		72,758	594,643
Parmalat		239,358	801,912
			2,194,455
Household Durables–0.13%
Techtronic Industries		363,000	503,979
			503,979
Industrial Conglomerates–0.01%
Tianjin Development Holdings		56,000	48,161
			48,161
Insurance–0.22%
Alterra Capital Holdings		2,500	55,850
AXA		39,263	820,464
			876,314
IT Services–0.44%
Accenture Class A		3,850	211,635
†CGI Group		73,030	1,531,249
			1,742,884
Machinery–0.18%
Vallourec		6,455	724,158
			724,158
Media–0.55%
Publicis Groupe		7,280	408,304
Teleperformance		26,553	1,001,169
Vivendi		27,356	781,193
			2,190,666
Metals & Mining–0.13%
Anglo American ADR		4,600	118,235
ArcelorMittal		10,988	397,480
			515,715
Multiline Retail–0.17%
Don Quijote		9,800	309,759
PPR		2,335	357,885
			667,644
Multi-Utilities–0.17%
National Grid		72,709	692,797
			692,797
Oil, Gas & Consumable Fuels–0.44%
CNOOC		281,000	708,018
CNOOC ADR		300	75,912
Noble		3,800	173,356
Total		12,951	788,403
			1,745,689
Pharmaceuticals–0.78%
†ICON ADR		2,590	55,918
Meda Class A		84,265	811,530
Novartis		12,478	676,814
Novo Nordisk ADR		7,100	889,133
Sanofi-Aventis		9,567	670,799
			3,104,194
Software–0.01%
†InterXion Holding		1,910	24,830
			24,830
Textiles Apparel & Luxury Goods–0.15%
Yue Yuen Industrial Holdings		187,000	594,975
			594,975
Trading Companies & Distributors–0.20%
ITOCHU		76,142	797,350
			797,350
Wireless Telecommunication Services–0.33%
China Mobile ADR		8,000	369,920
China Unicom Hong Kong ADR		16,600	275,560
Vodafone Group		148,131	419,394
Vodafone Group ADR		8,950	257,313
			1,322,187
Total Developed Markets (Cost $26,275,375)			32,200,556
XEmerging Markets–5.61%
Airlines–0.01%
Gol Linhas Aereas Inteligentes ADR		3,500	48,055
			48,055
Automobiles–0.00%
Oriental Holdings		720	1,268
			1,268
Beverages–0.14%
Fomento Economico Mexicano ADR		2,600	152,620
Lotte Chilsung Beverage		304	297,762
Tsingtao Brewery		9,542	45,509
United Spirits		2,102	48,359
			544,250
Chemicals–0.16%
Braskem ADR		6,700	180,431
Israel Chemicals		6,900	113,612
KCC		619	205,204
†Petronas Chemicals Group		61,600	147,360
			646,607
Commercial Banks–0.74%
ABSA Group		4,585	92,480
Banco Bradesco ADR		6,133	127,260
Banco Santander Brasil ADR		23,700	290,562
Bangkok Bank		22,828	129,820
Bank of China		357,500	198,997
China Construction Bank		214,619	201,130
Credicorp		1,200	125,916
†Grupo Financiero Banorte		18,600	87,551
Hong Leong Bank		29,900	97,312
ICICI Bank ADR		2,100	104,643
Industrial & Commercial Bank of China		234,080	194,392
Malayan Banking Berhad		51,851	153,506
†OTP Bank		4,849	143,491
Powszechna Kasa Oszczednosci Bank Polski		6,799	104,635
Sberbank		111,844	420,310
Standard Bank Group		11,114	170,860
Turkiye Is Bankasi		18,480	59,098
VTB Bank GDR		33,000	231,000
			2,932,963
Computers & Peripherals–0.34%
HTC		34,300	1,341,439
			1,341,439
Construction & Engineering–0.04%
†Empresas ADR		9,800	89,376
†Torunlar Gayrimenkul Yatirim Ortakligi		20,458	90,586
			179,962
Construction Materials–0.08%
†Cemex ADR		28,421	253,801
Siam Cement NVDR		7,300	84,718
			338,519
Diversified Consumer Services–0.01%
†Leoch International Technology		10,000	4,551
†Xueda Education Group ADR		4,300	41,108
			45,659
Diversified Financial Services–0.16%
Fubon Financial Holding		119,693	158,953
KB Financial Group ADR		9,522	496,763
			655,716
Diversified Telecommunication Services–0.17%
China Telecom		108,000	65,948
Chunghwa Telecom ADR		14,312	445,962
KT ADR		9,600	187,488
			699,398
Electric Utilities–0.12%
Centrais Eletricas Brasileiras ADR		9,800	151,998
Light		7,600	131,579
Polska Grupa Energetyczna		22,312	179,939
			463,516
Electronic Equipment, Instruments & Components–0.09%
Hon Hai Precision Industry		74,080	259,488
LG Display ADR		5,500	86,515
			346,003
Food & Staples Retailing–0.02%
Wal-Mart de Mexico Series V		32,251	96,777
			96,777
Food Products–0.14%
Brazil Foods ADR		8,900	169,901
@Cresud ADR		9,100	164,710
Lotte Confectionery		129	176,353
Tingyi Cayman Islands Holding		18,606	45,493
			556,457
Household Durables–0.06%
LG Electronics		1,395	133,584
†Turk Sise ve Cam Fabrikalari		45,456	102,403
			235,987
Independent Power Producers & Energy Traders–0.02%
@Huaneng Power International ADR		3,500	82,215
			82,215
Insurance–0.13%
Cathay Financial Holdings		68,250	112,686
Powszechny Zaklad Ubezpieczen		1,652	207,115
Samsung Life Insurance		2,170	203,839
			523,640
Internet & Catalog Retail–0.03%
Alibaba.com		65,500	112,326
			112,326
Internet Software & Services–0.40%
B2W Cia Global Do Varejo		5,827	79,964
†Ctrip.com International ADR		15,800	655,542
Mediatek		3,006	34,553
†Shanda Interactive Entertainment ADR		4,900	205,751
†Sina		2,500	267,600
†Sohu.com		3,800	339,568
			1,582,978
Machinery–0.03%
United Tractors		47,708	118,893
			118,893
Media–0.05%
†Grupo Televisa ADR		8,300	203,599
			203,599
Metals & Mining–0.57%
Anglo Platinum		1,068	110,037
ArcelorMittal South Africa		14,249	189,567
Cia de Minas Buenaventura ADR		3,000	128,910
Impala Platinum Holdings		3,681	106,508
MMC Norilsk Nickel ADR		6,518	172,336
POSCO ADR		1,900	217,151
Vale ADR		39,800	1,327,330
			2,251,839
Multiline Retail–0.08%
Hyundai Department Store		2,379	308,088
			308,088
Oil, Gas & Consumable Fuels–0.90%
China Petroleum & Chemical ADR		800	80,464
Gazprom ADR		12,700	411,099
LUKOIL ADR		2,200	157,058
PetroChina ADR		1,200	182,700
Petroleo Brasileiro SA ADR		20,655	835,082
Petroleo Brasileiro SP ADR		20,900	742,786
Polski Koncern Naftowy Orlen		7,906	146,590
PTT		14,313	167,525
PTT Exploration & Production		11,600	69,803
#Reliance Industries GDR 144A		5,200	246,584
Rosneft Oil GDR		27,500	251,213
Sasol ADR		3,600	208,620
Tambang Batubara Bukit Asam		42,000	101,292
			3,600,816
Paper & Forest Products–0.05%
†Fibria Celulose ADR		12,347	202,738
			202,738
Pharmaceuticals–0.02%
†Hypermarcas		6,200	81,664
			81,664
Professional Services–0.05%
Santos Brasil Participacoes		11,800	191,426
			191,426
Real Estate Management & Development–0.12%
Cyrela Brazil Realty		9,010	85,281
IRSA Inversiones y Representaciones ADR		4,000	55,440
KLCC Property Holdings		83,500	92,149
†UEM Land Holdings		245,850	229,888
			462,758
Road & Rail–0.02%
All America Latina Logistica		8,800	72,511
			72,511
Semiconductors & Semiconductor Equipment–0.29%
†MStar Semiconductor		8,000	65,567
Samsung Electronics		691	587,334
Taiwan Semiconductor Manufacturing		77,594	186,299
Taiwan Semiconductor Manufacturing ADR		10,100	123,018
United Microelectronics		346,000	180,031
			1,142,249
Software–0.07%
†Check Point Software Technologies		5,250	268,013
			268,013
Tobacco–0.04%
KT&G		3,414	177,783
			177,783
Wireless Telecommunication Services–0.46%
America Movil ADR		1,000	58,100
LG Telecom		21,563	121,728
Mobile Telesystems ADR		26,300	558,349
SK Telecom ADR		21,500	404,415
Turkcell Iletisim Hizmet ADR		11,100	166,833
Vivo Participacoes ADR		4,900	197,862
Vodacom Group		27,394	321,442
			1,828,729
Total Emerging Markets (Cost $17,050,690)			22,344,841
Total Common Stock (Cost $104,161,374)			136,934,649

Convertible Preferred Stock–0.10%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		1,700	120,462
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		58	58,667
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 4/28/11		67	90,618
Healthsouth 6.50% exercise price $30.50, expiration date 12/31/49		103	108,562
Total Convertible Preferred Stock (Cost $362,823)			378,309

Exchange-Traded Funds–5.41%
iShares MSCI EAFE Growth Index Fund		196,800	12,248,832
iShares MSCI EAFE Index Fund		140,980	8,471,488
Vanguard MSCI EAFE		21,300	794,703

Total Exchange-Traded Funds (Cost $16,892,074)			21,515,023

Preferred Stock–0.55%
Alabama Power 5.625%		9,280	220,980
•Ally Financial 8.50%		5,000	124,808
#Ally Financial 144A 7.00%		700	651,394
•GMAC Capital Trust I 8.125%		9,000	229,964
•PNC Financial Services Group 8.25%		800,000	852,373
Transneft		100	127,500
Total Preferred Stock (Cost $2,118,430)			2,207,019

Right–0.00%
B2W Cia Global Do Varejo		2,444	1,647
Total Right (Cost $0)			1,647

		Principal
		Amount¡
Agency Collateralized Mortgage Obligations–0.91%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		78,614	91,856
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32		565,000	600,887
Series 2003-122 AJ 4.50% 2/25/28		83,975	87,079
Series 2010-41 PN 4.50% 4/25/40		235,000	233,992
Series 2010-96 DC 4.00% 9/25/25		445,000	442,462
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		178,905	195,593
Freddie Mae REMICs
Series 2326 ZQ 6.50% 6/15/31		16,540	18,337
Series 2557 WE 5.00% 1/15/18		25,000	26,964
Series 2622 PE 4.50% 5/15/18		25,000	26,586
Series 2662 MA 4.50% 10/15/31		77,132	80,095
Series 2694 QG 4.50% 1/15/29		20,441	21,029
Series 2762 LG 5.00% 9/15/32		25,000	26,707
Series 2890 PC 5.00% 7/15/30		25,000	26,100
Series 3128 BC 5.00% 10/15/27		16,979	17,225
Series 3131 MC 5.50% 4/15/33		285,000	309,417
Series 3337 PB 5.50% 7/15/30		350,000	357,775
Series 3416 GK 4.00% 7/15/22		139,322	145,346
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		138,568	160,609
GNMA Series 2010-113 KE 4.50% 9/20/40		575,000	572,699
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		190,000	184,976
Total Agency Collateralized Mortgage Obligations (Cost $3,625,523)			3,625,734
Agency Mortgage-Backed Securities–6.65%
Fannie Mae 6.50% 8/1/17		64,468	70,572
•Fannie Mae ARM
3.693% 4/1/36		88,222	92,932
4.994% 8/1/35		9,322	9,885
5.142% 11/1/35		105,572	112,298
Fannie Mae Relocation 15 yr 4.00% 9/1/20		233,395	236,230
Fannie Mae Relocation 30 yr
4.00% 3/1/35		330,648	321,473
5.00% 1/1/34		72,254	74,957
5.00% 10/1/35		83,158	86,269
5.00% 2/1/36		302,353	313,663
Fannie Mae S.F. 15 yr
4.00% 7/1/25		644,022	663,040
4.00% 8/1/25		881,915	907,959
4.00% 11/1/25		917,974	946,087
4.50% 6/1/23		288,589	303,145
5.50% 6/1/23		306,647	332,055
Fannie Mae S.F. 15 yr TBA
3.50% 4/1/26		970,000	972,425
4.50% 4/1/26		1,555,000	1,629,592
5.50% 4/1/26		2,200,000	2,379,436
Fannie Mae S.F. 30 yr
5.00% 9/1/35		18,963	19,957
5.00% 12/1/36		121,205	127,557
5.00% 12/1/37		92,560	97,006
5.00% 2/1/38		84,543	88,577
5.00% 11/1/38		228,784	239,702
5.00% 7/1/40		1,522,117	1,595,229
5.50% 4/1/37		632,570	683,141
6.50% 2/1/36		220,771	249,536
6.50% 6/1/36		193,200	218,373
6.50% 10/1/36		128,112	144,264
6.50% 8/1/37		18,322	20,709
6.50% 12/1/37		226,393	257,377
7.00% 12/1/37		79,995	91,555
7.50% 6/1/31		28,511	33,101
7.50% 1/15/32		12,417	14,467
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/41		2,525,000	2,483,180
5.50% 4/1/41		2,670,000	2,855,230
6.00% 4/1/41		5,275,000	5,736,562
•Freddie Mac ARM
2.467% 12/1/33		15,099	15,830
2.821% 4/1/34		26,844	28,220
5.676% 7/1/36		111,102	116,536
5.764% 6/1/37		8,720	9,256
Freddie Mac S.F. 15 yr
4.00% 2/1/14		44,772	46,715
4.50% 5/1/20		13,566	14,333
5.00% 6/1/18		124,412	133,152
Freddie Mac S.F. 30 yr
4.50% 10/1/35		19,354	19,812
7.00% 11/1/33		4,507	5,189
Freddie Mac S.F. 30 yr. TBA 6.50% 4/1/41		1,285,000	1,437,995
GNMA I S.F. 30 yr 7.00% 12/15/34		198,979	225,835
Total Agency Mortgage-Backed Securities (Cost $26,178,073)			26,460,414

Commercial Mortgage-Backed Securities–2.39%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		200,000	214,483
•Bank of America Commercial Mortgage Securities
Series 2004-3 A5 5.625% 6/10/39		190,000	204,553
Series 2005-1 A5 5.329% 11/10/42		225,000	241,281
Series 2005-6 A4 5.368% 9/10/47		450,000	485,341
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		540,000	577,645
•Series 2005-T20 A4A 5.296% 10/12/42		200,000	215,417
•Series 2006-PW12 A4 5.907% 9/11/38		855,000	937,857
Series 2006-PW14 A4 5.201% 12/11/38		300,000	316,366
Series 2007-PW15 A4 5.331% 2/11/44		350,000	366,656
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		300,000	320,105
Series 2006-C7 A2 5.69% 6/10/46		122,573	122,739
#Series 2010-C1 A1 144A 3.156% 7/10/46		253,132	252,382
•#DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.729% 11/10/46		245,000	245,303
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		295,000	315,993
Series 2005-GG4 A4 4.761% 7/10/39		370,000	385,945
Series 2005-GG4 A4A 4.751% 7/10/39		255,000	268,305
•Series 2006-GG6 A4 5.553% 4/10/38		275,000	294,921
#Series 2010-C1 A2 144A 4.592% 8/10/43		345,000	346,717
•#Series 2010-C1 C 144A 5.635% 8/10/43		325,000	326,661
JPMorgan Chase Commercial Mortgage Securities
Series 2003-C1 A2 4.985% 1/12/37		330,000	346,708
•Series 2005-LDP4 A4 4.918% 10/15/42		265,000	280,541
•Series 2005-LDP5 A4 5.372% 12/15/44		235,000	251,832
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		190,000	199,411
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		275,000	166,849
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41		710,000	760,612
Series 2007-T27 A4 5.795% 6/11/42		500,000	549,107
Morgan Stanley Dean Witter Capital I
•#Series 2001-TOP1 E 144A 7.467% 2/15/33		100,000	98,334
Series 2003-TOP9 A2 4.74% 11/13/36		125,000	129,926
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		280,000	284,314
Total Commercial Mortgage-Backed Securities (cost $8,791,748)			9,506,304
Convertible Bonds–1.37%
Aerospace & Defense – 0.02%
AAR 1.75% exercise price $29.43, expiration date 2/1/26		63,000	71,111
			71,111
Auto Components–0.03%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27		135,000	133,819
			133,819
Biotechnology–0.06%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		195,000	194,756
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16		59,000	62,393
			257,149
Capital Markets–0.06%
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16		74,000	79,273
Jefferies Group 3.875% exercise price $38.72, expiration date 11/1/29		140,000	146,125
			225,398
Communication Services–0.02%
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 12/1/40		69,000	76,331
			76,331
Communications Equipment–0.07%
Alaska Communication Systems 5.75% exercise price $12.90, expiration date 3/1/13		144,000	154,260
Alcatel-Lucent USA 2.75% exercise price $15.35, expiration date 6/15/25		131,000	127,398
			281,658
Computers & Peripherals–0.03%
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		106,000	120,575
			120,575
Electronic Equipment, Instruments & Components–0.02%
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29		68,000	95,285
			95,285
Energy Equipment & Services–0.03%
Transocean 1.50% exercise price $168.61, expiration date 12/15/37		100,000	98,875
			98,875
Health Care Equipment & Supplies–0.18%
Alere 3.00% exercise price $43.98, expiration date 5/15/16		78,000	88,335
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		356,000	345,319
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13		273,000	282,555
			716,209
Health Care Providers & Services–0.04%
Lifepoint Hospital 3.50% exercise price $51.79, expiration date 5/15/14		158,000	169,060
			169,060
Hotels, Restaurants & Leisure–0.02%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14		61,000	87,154
			87,154
Internet Software & Services–0.08%
Equinix 4.75% exercise price $84.32, expiration date 6/15/16		115,000	155,106
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		125,000	151,250
			306,356
IT Services–0.02%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		95,000	94,881
			94,881
Machinery–0.01%
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 3/1/31		54,000	58,860
			58,860
Media–0.04%
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27		182,000	165,620
			165,620
Oil, Gas & Consumable Fuels–0.05%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		110,000	101,613
Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41		58,000	77,140
			178,753
Packaging & Containers–0.03%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15		97,000	98,819
			98,819
Paper & Forest Products–0.08%
#Rayonier TRS Holdings 144A 4.50% exercise price $50.24, expiration date 8/15/15		83,000	112,258
#Sino-Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		136,000	191,930
			304,188
Real Estate Investment Trusts–0.20%
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29		53,000	77,181
Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29		93,000	106,136
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		180,000	250,875
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		320,000	374,000

			808,192
Semiconductors & Semiconductor Equipment–0.13%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15		100,000	103,625
Intel 2.95% exercise price $30.75, expiration date 12/15/35		155,000	160,231
Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27		230,000	248,113
			511,969
Wireless Telecommunication Services–0.15%
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		420,000	407,399
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		110,000	111,100
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		61,000	89,365
			607,864
Total Convertible Bonds (Cost $4,859,317)			5,468,126

Corporate Bonds–31.37%
Aerospace & Defense–0.18%
#Meccanica Holdings 144A 6.25% 7/15/19		670,000	703,941
			703,941
Airlines–0.06%
#United Air Lines 144A 12.00% 11/1/13		220,000	240,075
			240,075
Auto Components–0.19%
#Allison Transmission 144A 11.00% 11/1/15		280,000	305,200
America Axle & Manufacturing 7.875% 3/1/17		115,000	117,300
ArvinMeritor 8.125% 9/15/15		330,000	344,850
			767,350
Automobiles–0.13%
Ford Motor 7.45% 7/16/31		495,000	538,367
			538,367
Beverages–0.38%
Anheuser-Busch InBev Worldwide
5.00% 3/1/19		215,000	227,180
5.00% 4/15/20		80,000	83,817
5.375% 11/15/14		560,000	617,617
Coca-Cola Enterprises
3.50% 9/15/20		120,000	113,549
4.50% 9/1/21		480,000	484,941
			1,527,104
Building Products–0.08%
Ply Gem Industries 13.125% 7/15/14		285,000	316,350
			316,350
Capital Markets–1.19%
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		205,000	213,456
#Cemex Finance 144A 9.50% 12/14/16		115,000	124,488
•#Cemex SAB de CV 144A 5.301% 9/30/15		230,000	228,994
E Trade Financial PIK 12.50% 11/30/17		311,000	372,423
Goldman Sachs Group
3.625% 2/7/16		540,000	535,486
5.375% 3/15/20		262,000	266,487
6.25% 2/1/41		485,000	484,616
Jefferies Group
6.25% 1/15/36		300,000	278,132
6.45% 6/8/27		400,000	402,552
Lazard Group 6.85% 6/15/17		567,000	604,345
Morgan Stanley 5.75% 1/25/21		375,000	379,190
Nuveen Investments
10.50% 11/15/15		297,000	306,653
#144A 10.50% 11/15/15		205,000	210,638
#Pinafore 144A 9.00% 10/1/18		305,000	332,450
			4,739,910
Chemicals–0.78%
CF Industries 7.125% 5/1/20		210,000	238,875
Dow Chemical
4.25% 11/15/20		189,000	181,203
8.55% 5/15/19		904,000	1,144,449
duPont (E.I.) deNemours 3.625% 1/15/21		850,000	808,799
Hexion US Finance Nova Scotia 8.875% 2/1/18		190,000	201,875
#MacDermid 144A 9.50% 4/15/17		186,000	198,555
Momentive Performance Materials 11.50% 12/1/16		315,000	339,413
			3,113,169
Commercial Banks–3.28%
#Bank of Montreal 144A 2.85% 6/9/15		280,000	282,682
BB&T 5.25% 11/1/19		965,000	988,909
•BB&T Capital Trust IV 6.82% 6/12/57		330,000	329,588
•Branch Banking & Trust 0.63% 9/13/16		475,000	440,711
#Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15		280,000	281,834
Capital One Capital V 10.25% 8/15/39		485,000	529,256
City National 5.25% 9/15/20		365,000	361,724
@#CoBank ACB 144A 7.875% 4/16/18		250,000	282,635
Fifth Third Bancorp 3.625% 1/25/16		540,000	540,114
•Fifth Third Capital Trust IV 6.50% 4/15/37		215,000	210,969
JPMorgan Chase Bank
5.875% 6/13/16		250,000	275,583
6.00% 10/1/17		285,000	312,145
KeyBank 6.95% 2/1/28		615,000	653,374
KeyCorp 5.10% 3/24/21		210,000	209,107
PNC Bank 6.875% 4/1/18		990,000	1,124,131
PNC Funding
5.25% 11/15/15		2,000	2,153
5.625% 2/1/17		5,000	5,430
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		500,000	417,591
Rabobank Nederland
2.125% 10/13/15		155,000	149,715
•#144A 11.00% 12/29/49		540,000	705,437
Silicon Valley Bank
5.70% 6/1/12		250,000	256,520
6.05% 6/1/17		500,000	524,661
SunTrust Banks 3.60% 4/15/16		330,000	328,406
•SunTrust Capital VIII 6.10% 12/15/36		530,000	518,398
U.S. Bank North America 4.95% 10/30/14		250,000	272,284
•USB Capital IX 6.189% 4/15/49		875,000	741,563
Wachovia
•0.673% 10/15/16		240,000	232,906
5.25% 8/1/14		225,000	240,815
Wachovia Bank North America 5.60% 3/15/16		265,000	287,893
Wells Fargo 4.60% 4/1/21		375,000	371,575
•Wells Fargo Capital XIII 7.70% 12/29/49		790,000	817,650
Zions Bancorporation
5.65% 5/15/14		223,000	227,527
7.75% 9/23/14		120,000	130,421
			13,053,707
Commercial Services & Supplies–0.81%
Allied Waste North America
6.875% 6/1/17		670,000	731,221
7.125% 5/15/16		245,000	255,991
#Brambles USA 144A
3.95% 4/1/15		750,000	755,091
5.35% 4/1/20		140,000	140,743
Casella Waste Systems 11.00% 7/15/14		175,000	199,063
Corrections Corporation of America 7.75% 6/1/17		206,000	224,798
FTI Consulting
7.75% 10/1/16		2,000	2,100
#144A 6.75% 10/1/20		180,000	183,150
#Geo Group 144A 6.625% 2/15/21		135,000	134,325
International Lease Finance 8.25% 12/15/20		135,000	148,163
Mobile Mini 6.875% 5/1/15		32,000	33,120
PHH
9.25% 3/1/16		75,000	81,563
#144A 9.25% 3/1/16		315,000	344,138
			3,233,466
Computers & Peripherals–0.08%
#Seagate Technology International 144A 10.00% 5/1/14		285,000	333,450
			333,450
Consumer Finance–0.12%
Ford Motor Credit 12.00% 5/15/15		370,000	466,094
			466,094
Construction Materials–0.13%
#Votorantim Cimentos 144A 7.25% 4/5/41		535,000	531,763
			531,763
Containers & Packaging–0.34%
#Berry Plastics 144A 9.75% 1/15/21		225,000	223,875
Graham Packaging/GPC Capital I 8.25% 10/1/18		110,000	118,525
#Plastipak Holdings 144A 10.625% 8/15/19		280,000	320,600
Pregis 12.375% 10/15/13		233,000	230,961
Smurfit Kappa Funding 7.75% 4/1/15		157,000	161,318
Temple-Inland 6.875% 1/15/18		270,000	292,727
			1,348,006
Diversified Consumer Services–0.14%
Yale University 2.90% 10/15/14		560,000	578,964
			578,964
Diversified Financial Services–2.39%
AgriBank FCB 9.125% 7/15/19		405,000	484,250
Bank of America
5.30% 3/15/17		250,000	256,992
6.10% 6/15/17		290,000	308,795
6.50% 8/1/16		240,000	265,891
•Bear Stearns 5.39% 12/7/12	AUD	990,000	1,012,897

#CDP Financial 144A
4.40% 11/25/19		250,000	252,694
5.60% 11/25/39		535,000	553,409
#Crown Castle Towers 144A 4.883% 8/15/20		1,580,000	1,584,033
#ERAC USA Finance 144A 5.25% 10/1/20		900,000	928,428
#Export-Import Bank of Korea 144A 5.25% 2/10/14		165,000	176,661
General Electric Capital
4.375% 9/16/20		490,000	477,091
5.30% 2/11/21		350,000	356,162
6.00% 8/7/19		1,159,000	1,267,451
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		130,000	109,850
#IPIC GMTN 144A 5.00% 11/15/20		500,000	486,828
JPMorgan Chase Capital XXV 6.80% 10/1/37		337,000	339,769
Korea Development Bank 8.00% 1/23/14		365,000	416,852
#UPCB Finance III 144A 6.625% 7/1/20		245,000	241,325
			9,519,378
Diversified Telecommunication Services–1.92%
#AT&T 144A 5.35% 9/1/40		505,000	453,930
#Avaya 144A 7.00% 4/1/19		435,000	426,300
Cincinnati Bell 7.00% 2/15/15		77,000	78,348
#Clearwire Communications/Finance 144A 12.00% 12/1/15		830,000	900,550
Global Crossing 12.00% 9/15/15		250,000	286,250
Hughes Network Systems/Finance 9.50% 4/15/14		199,000	206,463
#Intelsat Jackson Holdings 144A 7.25% 10/15/20		280,000	281,400
Level 3 Financing
9.25% 11/1/14		15,000	15,413
10.00% 2/1/18		215,000	216,344
PAETEC Holding
8.875% 6/30/17		80,000	86,600
9.50% 7/15/15		195,000	205,238
Qwest 8.375% 5/1/16		900,000	1,075,499
#Telcordia Technologies 144A 11.00% 5/1/18		90,000	100,575
Telecom Italia Capital 6.999% 6/4/18		615,000	669,714
Telefonica Emisiones 6.421% 6/20/16		625,000	695,273
Telesat Canada
11.00% 11/1/15		347,000	388,206
12.50% 11/1/17		68,000	81,430
Verizon Communications 4.60% 4/1/21		400,000	399,078
Virgin Media Secured Finance
6.50% 1/15/18		405,000	444,488
#144A 5.25% 1/15/21		440,000	442,337
#Wind Acquisition Finance 144A 11.75% 7/15/17		155,000	179,025
Windstream 8.125% 8/1/13		7,000	7,718
			7,640,179
Electric Utilities–2.11%
Ameren Illinois 9.75% 11/15/18		1,117,000	1,442,864
#American Transmission Systems 144A 5.25% 1/15/22		730,000	759,894
#Calpine 144A 7.875% 7/31/20		170,000	181,475
Commonwealth Edison
4.00% 8/1/20		100,000	96,748
5.80% 3/15/18		175,000	193,607
Dominion Resources 4.45% 3/15/21		350,000	347,797
#Enel Finance International 144A 6.25% 9/15/17		565,000	619,565
Energy Future Intermediate Holding 10.00% 12/1/20		215,000	228,905
Exelon Generation 4.00% 10/1/20		540,000	494,643
Florida Power 5.65% 6/15/18		140,000	156,825
#GenOn Escrow 144A 9.875% 10/15/20		125,000	131,250
Jersey Central Power & Light 5.625% 5/1/16		90,000	99,449
#LG&E & KU Energy 144A 3.75% 11/15/20		350,000	323,766
Oncor Electric Delivery
7.00% 9/1/22		195,000	224,738
#144A 5.00% 9/30/17		320,000	332,450
#144A 5.25% 9/30/40		90,000	82,773
Pennsylvania Electric 5.20% 4/1/20		585,000	598,530
PPL Electric Utilities 7.125% 11/30/13		175,000	199,616
Public Service Company of Oklahoma 5.15% 12/1/19		515,000	543,320
•Puget Sound Energy 6.974% 6/1/67		315,000	308,285
Southern California Edison 5.50% 8/15/18		595,000	666,322
#Tampa Electric 144A 5.40% 5/15/21		325,000	353,243
			8,386,065
Electronic Equipment, Instruments & Components–0.09%
Jabil Circuit 7.75% 7/15/16		85,000	96,900
Sanmina-SCI 8.125% 3/1/16		248,000	257,920
			354,820
Energy Equipment & Services–0.45%
Complete Production Services 8.00% 12/15/16		227,000	240,620
#Helix Energy Solutions Group 144A 9.50% 1/15/16		303,000	321,180
#Hercules Offshore 144A 10.50% 10/15/17		230,000	236,900
Transocean 6.50% 11/15/20		490,000	541,224
Weatherford International 9.625% 3/1/19		360,000	459,157
			1,799,081
Food & Staples Retailing–0.38%
#Cencosud 144A 5.50% 1/20/21		159,000	157,398
◆#CVS Pass Through Trust 144A 5.773% 1/10/33		129,508	131,026
Delhaize Group 5.70% 10/1/40		513,000	470,384
Ingles Markets 8.875% 5/15/17		139,000	149,946
New Albertsons 7.25% 5/1/13		1,000	1,023
Safeway 3.95% 8/15/20		410,000	388,548
Supervalu 8.00% 5/1/16		126,000	126,630
Tops Markets 10.125% 10/15/15		90,000	97,200
			1,522,155
Food Products–0.39%
Archer-Daniels-Midland 5.765% 3/1/41		200,000	205,511
#Blue Merger Sub 144A 7.625% 2/15/19		210,000	213,938
#Bumble Bee Acquisition 144A 9.00% 12/15/17		210,000	219,449
#Dole Food 144A 8.00% 10/1/16		290,000	309,212
Kraft Foods
6.125% 8/23/18		135,000	151,201
6.50% 8/11/17		115,000	131,314
Smithfield Foods 10.00% 7/15/14		46,000	54,395
Tyson Foods 10.50% 3/1/14		4,000	4,820
#Viskase 144A 9.875% 1/15/18		250,000	270,625
			1,560,465
Gas Utilities–0.29%
AmeriGas Partners/Eagle Finance 7.125% 5/20/16		2,000	2,085
AmeriGas Partners/Finance 6.50% 5/20/21		205,000	210,638
CenterPoint Energy 5.95% 2/1/17		345,000	375,948
#Inergy 144A 6.875% 8/1/21		115,000	120,031
#Petronas Global Sukuk 144A 4.25% 8/12/14		113,000	118,928
Sempra Energy 6.15% 6/15/18		280,000	314,892
			1,142,522
Health Care Equipment & Supplies–1.23%
Alere 9.00% 5/15/16		145,000	155,150
Biomet 11.625% 10/15/17		82,000	91,840
Biomet PIK 10.375% 10/15/17		118,000	130,243
CareFusion 6.375% 8/1/19		1,345,000	1,505,957
Covidien International Finance 4.20% 6/15/20		885,000	879,685
#DJO Finance 144A 9.75% 10/15/17		85,000	89,675
Hospira 6.40% 5/15/15		960,000	1,078,797
#Mylan 144A 6.00% 11/15/18		160,000	160,800
Zimmer Holdings 4.625% 11/30/19		770,000	798,876
			4,891,023
Health Care Providers & Services–0.85%
#HCA Holdings 144A 7.75% 5/15/21		230,000	240,925
#Health Care Services 144A 4.70% 1/15/21		245,000	246,413
Laboratory Corporation of America Holdings 4.625% 11/15/20		700,000	702,126
McKesson 4.75% 3/1/21		300,000	304,847
Medco Health Solutions
4.125% 9/15/20		530,000	511,863
7.125% 3/15/18		460,000	537,213
#Multiplan 144A 9.875% 9/1/18		245,000	263,375
Quest Diagnostics
4.70% 4/1/21		415,000	411,564
4.75% 1/30/20		65,000	65,345
Radnet Management 10.375% 4/1/18		95,000	96,544
			3,380,215
Hotels, Restaurants & Leisure–0.78%
#Ameristar Casinos 144A 7.50% 4/15/21		285,000	285,000
CKE Restaurants 11.375% 7/15/18		205,000	227,038
Dave & Buster's 11.00% 6/1/18		65,000	70,850
#Dunkin Finance 144A 9.625% 12/1/18		130,000	133,088
#Equinox Holdings 144A 9.50% 2/1/16		35,000	37,844
Harrah's Operating 10.00% 12/15/18		525,000	481,687
#Marina District Finance 144A 9.875% 8/15/18		95,000	99,869
MGM MIRAGE
10.375% 5/15/14		45,000	51,750
11.375% 3/1/18		595,000	663,424
NCL 11.75% 11/15/16		50,000	58,000
OSI Restaurant Partners 10.00% 6/15/15		138,000	145,245
Pinnacle Entertainment 8.75% 5/15/20		335,000	350,075
#Pokagon Gaming Authority 144A 10.375% 6/15/14		135,000	140,400
Royal Caribbean Cruises 7.00% 6/15/13		15,000	16,050
Wyndham Worldwide
5.625% 3/1/21		210,000	208,416
5.75% 2/1/18		135,000	140,077
			3,108,813
Household Durables–0.48%
#Beazer Homes USA 144A 9.125% 5/15/19		105,000	106,706
Jarden
6.125% 11/15/22		160,000	157,200
7.50% 1/15/20		25,000	26,375
K Hovnanian Enterprises 10.625% 10/15/16		140,000	149,450
#M/I Homes 144A 8.625% 11/15/18		195,000	195,731
Mohawk Industries 6.875% 1/15/16		3,000	3,233
Norcraft Holdings 9.75% 9/1/12		255,000	253,725
#Reynolds Group Issuer 144A 9.00% 4/15/19		330,000	343,199
Ryland Group 8.40% 5/15/17		135,000	150,525
#Scotts Miracle-Gro 144A 6.625% 12/15/20		90,000	92,813
Standard Pacific 10.75% 9/15/16		180,000	210,600
Yankee Acquisition 9.75% 2/15/17		210,000	224,438
			1,913,995
Independent Power Producers & Energy Traders–0.14%
AES
7.75% 3/1/14		1,000	1,085
8.00% 6/1/20		140,000	151,900
Dynegy Holdings
7.75% 6/1/19		94,000	73,438
8.375% 5/1/16		190,000	160,075
NRG Energy 7.375% 2/1/16		161,000	167,037
			553,535
Insurance–1.17%
American International Group 5.45% 5/18/17		85,000	87,482
•Chubb 6.375% 3/29/67		415,000	438,863
•Genworth Financial 6.15% 11/15/66		310,000	247,225
•#ILFC E-Capital Trust I 144A 5.97% 12/21/65		340,000	284,651
•ING Groep 5.775% 12/29/49		130,000	120,900
•#Liberty Mutual Group 144A 7.00% 3/15/37		140,000	134,831
MetLife
4.75% 2/8/21		100,000	100,424
6.817% 8/15/18		1,125,000	1,302,715
#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	485,000
Prudential Financial
3.875% 1/14/15		460,000	476,060
4.50% 11/15/20		115,000	112,860
=◆‡@#Twin Reefs Pass Through Trust 144A 4.058% 12/31/49		200,000	0
•πXL Group 6.50% 4/15/49		255,000	236,513
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65		605,000	623,150
			4,650,674
Internet Software & Services–0.19%
GXS Worldwide 9.75% 6/15/15		455,000	465,238
Symantec 4.20% 9/15/20		300,000	282,856
			748,094
IT Services–0.15%
First Data
9.875% 9/24/15		100,000	103,000
11.25% 3/31/16		245,000	245,306
SunGard Data Systems 10.25% 8/15/15		106,000	111,565
#Unisys 144A 12.75% 10/15/14		103,000	122,828
			582,699
Life Sciences Tools & Services–0.71%
Amgen 3.45% 10/1/20		535,000	504,463
Bio-Rad Laboratories
4.875% 12/15/20		530,000	524,038
8.00% 9/15/16		2,000	2,225
Celgene
2.45% 10/15/15		195,000	188,920
3.95% 10/15/20		465,000	439,653
Genzyme 3.625% 6/15/15		740,000	769,488
Life Technologies 6.00% 3/1/20		365,000	393,812
			2,822,599
Machinery–0.13%
Case New Holland 7.75% 9/1/13		180,000	196,875
RBS Global/Rexnord 11.75% 8/1/16		158,000	170,245
TriMas 9.75% 12/15/17		130,000	143,813
			510,933
Media–1.42%
#Affinion Group 144A 7.875% 12/15/18		240,000	226,800
#CCO Holdings 144A 7.00% 1/15/19		30,000	30,825
#Charter Communications Operating 144A 10.875% 9/15/14		290,000	326,250
#Clear Channel Communications 144A 9.00% 3/1/21		130,000	130,325
CSC Holdings 6.75% 4/15/12		24,000	24,960
DIRECTV Holdings 5.00% 3/1/21		660,000	663,607
DISH DBS 7.875% 9/1/19		155,000	168,563
Lamar Media 6.625% 8/15/15		4,000	4,110
LIN Television 6.50% 5/15/13		40,000	40,150
#NBC Universal Media 144A 4.375% 4/1/21		1,205,000	1,155,951
Nielsen Finance 11.625% 2/1/14		52,000	61,490
#Sinclair Television Group 144A 9.25% 11/1/17		140,000	156,800
#Sirius XM Radio 144A
8.75% 4/1/15		265,000	299,450
9.75% 9/1/15		30,000	33,938
Time Warner 4.75% 3/29/21		320,000	318,514
Time Warner Cable
4.125% 2/15/21		80,000	74,901
8.25% 4/1/19		362,000	441,668
Viacom 3.50% 4/1/17		615,000	606,300
#Vivendi 144A 6.625% 4/4/18		615,000	689,610
#XM Satellite Radio 144A 13.00% 8/1/13		160,000	190,800
			5,645,012
Metals & Mining–1.13%
AK Steel 7.625% 5/15/20		95,000	97,375
Alcoa
5.55% 2/1/17		85,000	89,996
5.72% 2/23/19		111,000	115,614
6.15% 8/15/20		137,000	145,029
6.75% 7/15/18		85,000	94,251
#Algoma Acqusition 144A 9.875% 6/15/15		230,000	212,750
ArcelorMittal
5.50% 3/1/21		380,000	375,161
9.85% 6/1/19		620,000	787,790
Century Aluminum 8.00% 5/15/14		230,000	239,775
Cliffs Natural Resources
4.875% 4/1/21		545,000	538,623
5.90% 3/15/20		170,000	181,616
#CODELCO 144A 3.75% 11/4/20		164,000	153,971
Compass Minerals International 8.00% 6/1/19		4,000	4,380
•Noranda Aluminum Acquisition PIK 5.193% 5/15/15		198,815	192,354
#Novelis 144A 8.75% 12/15/20		215,000	237,575
Reliance Steel & Aluminum 6.85% 11/15/36		195,000	191,405
Ryerson
•7.679% 11/1/14		2,000	1,925
12.00% 11/1/15		246,000	268,140
Southern Copper 7.50% 7/27/35		235,000	254,454
Teck Resources 9.75% 5/15/14		249,000	302,733
			4,484,917
Multiline Retail–0.27%
Family Dollar Stores 5.00% 2/1/21		505,000	497,077
Macy's Retail Holdings 5.90% 12/1/16		373,000	402,840
#Sears Holdings 144A 6.625% 10/15/18		200,000	195,000
			1,094,917
Multi-Utilities–0.42%
CMS Energy
4.25% 9/30/15		220,000	221,714
6.25% 2/1/20		75,000	78,704
6.55% 7/17/17		145,000	158,835
8.75% 6/15/19		280,000	335,559
NiSource Finance
5.45% 9/15/20		130,000	135,155
6.40% 3/15/18		275,000	308,097
6.80% 1/15/19		220,000	252,073
•Wisconsin Energy 6.25% 5/15/67		165,000	165,827
			1,655,964
Oil, Gas & Consumable Fuels–3.76%
Anadarko Petroleum 5.95% 9/15/16		445,000	484,451
Antero Resources Finance 9.375% 12/1/17		85,000	93,075
Buckeye Partners 4.875% 2/1/21		315,000	313,509
Chesapeake Energy 6.50% 8/15/17		460,000	499,675
#CNOOC Finance 2011 144A 4.25% 1/26/21		625,000	610,794
Comstock Resources 7.75% 4/1/19		60,000	61,125
Copano Energy 7.75% 6/1/18		4,000	4,200
Ecopetrol 7.625% 7/23/19		467,000	540,553
El Paso 7.00% 6/15/17		4,000	4,497
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		232,000	236,470
•Enbridge Energy 8.05% 10/1/37		390,000	414,477
Energy Transfer Partners 9.70% 3/15/19		820,000	1,071,871
#ENI 144A 4.15% 10/1/20		480,000	450,887
Ensco 4.70% 3/15/21		470,000	467,443
Enterprise Products Operating
•7.034% 1/15/68		745,000	773,975
9.75% 1/31/14		305,000	365,699
EOG Resources 4.10% 2/1/21		215,000	208,571
Forest Oil 7.25% 6/15/19		184,000	193,200
#Headwaters 144A 7.625% 4/1/19		155,000	155,775
#Hilcorp Energy I/Finance 144A 7.75% 11/1/15		228,000	237,120
Holly 9.875% 6/15/17		168,000	190,680
International Coal Group 9.125% 4/1/18		200,000	228,000
Kinder Morgan Energy 9.00% 2/1/19		810,000	1,029,547
Linn Energy/Finance 144A 8.625% 4/15/20		110,000	122,650
#Murray Energy 144A 10.25% 10/15/15		175,000	189,000
#NFR Energy/Finance 144A 9.75% 2/15/17		150,000	149,250
Noble Energy 8.25% 3/1/19		580,000	730,810
OPTI Canada
7.875% 12/15/14		67,000	35,761
8.25% 12/15/14		147,000	79,196
#144A 9.00% 12/15/12		180,000	183,825
Pemex Project Funding Master Trust 6.625% 6/15/35		220,000	221,785
Petrobras International Finance
5.375% 1/27/21		295,000	297,365
5.75% 1/20/20		200,000	207,327
5.875% 3/1/18		45,000	47,891
Petrohawk Energy
7.875% 6/1/15		77,000	82,005
#144A 7.25% 8/15/18		240,000	248,400
Petroleum Development 12.00% 2/15/18		132,000	150,315
Plains All American Pipeline 8.75% 5/1/19		315,000	394,678
Pride International 6.875% 8/15/20		380,000	432,725
Quicksilver Resources 7.125% 4/1/16		127,000	126,048
Range Resources 8.00% 5/15/19		123,000	136,223
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		281,043	301,981
#SandRidge Energy 144A 9.875% 5/15/16		297,000	331,155
•TransCanada PipeLines 6.35% 5/15/67		840,000	844,480
Williams 8.75% 3/15/32		80,000	103,818
Williams Partners 7.25% 2/1/17		260,000	304,867
#Woodside Finance 144A
4.50% 11/10/14		420,000	445,208
8.125% 3/1/14		150,000	172,424
			14,974,781
Paper & Forest Products–0.37%
#Georgia-Pacific 144A 5.40% 11/1/20		555,000	549,059
International Paper 9.375% 5/15/19		715,000	921,700
			1,470,759
Pharmaceuticals–0.09%
Merck 3.875% 1/15/21		370,000	362,883
			362,883
Real Estate Investment Trusts–0.60%
Brandywine Operating Partnership 4.95% 4/15/18		340,000	336,021
Developers Diversified Realty
4.75% 4/15/18		100,000	97,484
5.375% 10/15/12		435,000	451,011
7.50% 4/1/17		110,000	124,222
7.875% 9/1/20		70,000	80,402
9.625% 3/15/16		100,000	121,948
Digital Realty Trust
5.25% 3/15/21		215,000	211,938
5.875% 2/1/20		235,000	245,699
Health Care REIT 5.25% 1/15/22		570,000	557,256
Host Hotels & Resorts 6.375% 3/15/15		145,000	148,806
			2,374,787
Real Estate Management & Development–0.15%
#Qatari Diar Finance 144A 5.00% 7/21/20		236,000	234,204
Regency Centers
4.80% 4/15/21		175,000	171,228
5.875% 6/15/17		171,000	187,632

			593,064
Road & Rail–0.29%
Burlington Northern Santa Fe
3.60% 9/1/20		80,000	76,030
4.70% 10/1/19		515,000	538,653
5.65% 5/1/17		150,000	167,240
5.75% 3/15/18		30,000	33,478
Canadian Pacific Railway 4.45% 3/15/23		370,000	358,354
			1,173,755
Semiconductors & Semiconductor Equipment–0.25%
Amkor Technology 7.375% 5/1/18		120,000	124,800
Analog Devices 3.00% 4/15/16		250,000	248,835
National Semiconductor 6.60% 6/15/17		555,000	611,501
			985,136
Specialty Retail–0.10%
Best Buy 5.50% 3/15/21		195,000	191,698
Sally Holdings/Capital 10.50% 11/15/16		186,000	203,205
			394,903
Textiles, Apparel & Luxury Goods–0.17%
Hanesbrands 6.375% 12/15/20		480,000	470,400
Quiksilver 6.875% 4/15/15		200,000	198,000
			668,400
Trading Companies & Distributors–0.08%
#Ashtead Holdings 144A 8.625% 8/1/15		75,000	78,656
RSC Equipment Rental 10.25% 11/15/19		200,000	229,000
			307,656
Wireless Telecommunication Services–0.53%
America Movil
5.00% 3/30/20		405,000	419,618
6.125% 3/30/40		120,000	126,058
Cricket Communications 7.75% 10/15/20		230,000	232,300
#Digicel 144A 12.00% 4/1/14		310,000	365,025
MetroPCS Wireless 6.625% 11/15/20		115,000	115,144
#MTS International Funding 144A 8.625% 6/22/20		203,000	233,186
NII Capital 10.00% 8/15/16		250,000	286,250
Sprint Capital 8.75% 3/15/32		320,000	342,000
			2,119,581
Total Corporate Bonds (Cost $120,712,506)			124,885,476

Municipal Bond–0.13%
Oregon State Taxable Pension 5.892% 6/1/27		485,000	508,018
Total Municipal Bond (Cost $485,000)			508,018

Non-Agency Asset-Backed Securities–1.35%
•Ally Master Owner Trust Series 2011-1 A1 1.125% 1/15/16		350,000	351,179
•American Express Credit Account Master Trust Series 2010-1 B 0.855% 11/16/15		180,000	180,002
•Bank of America Credit Card Trust Series 2008-A5 A5 1.455% 12/16/13		375,000	376,139
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		790,000	893,422
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16		170,467	171,741
Series 2010-VT1A A3 2.41% 5/15/13		170,000	171,218
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.905% 7/15/13		215,000	214,749
Series 2007-A3 A3 6.15% 6/15/39		335,000	390,152
•Series 2009-A1 A1 2.005% 3/17/14		290,000	294,400
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		400,000	322,940
CNH Equipment Trust
Series 2008-A A4A 4.93% 8/15/14		99,336	101,281
Series 2009-C A3 1.85% 12/16/13		139,243	139,964
Series 2010-A A4 2.49% 1/15/16		545,000	555,479
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	160,000	164,818

Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16		170,000	170,311
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.805% 9/15/14		235,000	238,164
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		120,000	120,742
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16		380,000	386,340
Mid-State Trust Series 11 A1 4.864% 7/15/38		111,189	110,148
=#Sail NIM Notes Series 2003-10A A 144A 7.50% 10/27/33		11,041	0
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		21,175	21,248
Total Non-Agency Asset-Backed Securities (Cost $5,329,338)			5,374,437

Non-Agency Collateralized Mortgage Obligations– 0.71%
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34		405,987	396,681
Series 2005-3 2A1 5.50% 4/25/20		36,563	35,297
Series 2005-6 7A1 5.50% 7/25/20		30,332	29,103
•Bank of America Mortgage Securities Series 2003-D 1A2 2.84% 5/25/33		1,065	783
•ChaseFlex Trust Series 2006-1 A4 6.237% 6/25/36		255,000	208,850
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-17 A5 6.00% 12/25/36		45	45
•Series 2006-HYB1 3A1 2.803% 3/20/36		165,664	102,771
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		33,740	35,280
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		58,515	59,178
•Series 1999-3 A 8.00% 8/19/29		97,560	97,961
Series 2005-RP1 1A3 8.00% 1/25/35		222,298	222,239
Series 2005-RP1 1A4 8.50% 1/25/35		186,439	182,628
•JPMorgan Mortgage Trust Series 2005-A2 5A1 4.298% 4/25/35		9,173	9,229
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		67,083	65,491
•MASTR ARM Trust
Series 2003-6 1A2 2.575% 12/25/33		37,241	36,069
Series 2005-6 7A1 5.368% 6/25/35		105,554	91,214
Series 2006-2 4A1 4.972% 2/25/36		9,847	9,269
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		209,765	213,751
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		84,790	84,369
•Structured ARM Loan Trust Series 2006-5 5A4 5.423% 6/25/36		69,395	18,139
◆Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		292,462	304,914
Wells Fargo Mortgage Backed Securities Trust
Series 2005-7 A2 5.25% 9/25/35		164,758	122,240
Series 2006-2 3A1 5.75% 3/25/36		223,731	219,930
Series 2006-4 1A8 5.75% 4/25/36		8,882	8,917
Series 2007-13 A7 6.00% 9/25/37		280,056	271,604
Total Non-Agency Collateralized Mortgage Obligations (Cost $2,946,811)			2,825,952

Regional Bonds–0.18%∆
Australia – 0.15%
New South Wales Treasury
2.75% 11/20/25	AUD	338,000	367,875
6.00% 5/1/20	AUD	238,000	247,022

			614,897
Canada – 0.03%
Province of Quebec Canada 4.50% 12/1/20	CAD	100,000	106,471

			106,471
Total Regional Bonds (Cost $601,392)			721,368

«Senior Secured Loans–3.58%
Advantage Sales & Marketing 5.252% 11/29/17		234,413	235,290
Affinion Group Tranche B 5.00% 10/7/16		298,494	298,680
Allied Security Holdings Tranche Loan 2L 8.50% 1/21/18		120,000	122,100
ATI Holdings 7.75% 3/12/16		104,212	105,320
Attachmate 6.50% 11/21/16		300,000	298,376
AutoTrader.com Tranche B 4.75% 11/16/16		350,000	352,480
BNY ConvergEx Group
8.75% 11/29/17		235,000	242,050
Tranche B 5.25% 11/29/16		234,413	236,244
Bresnan Broadband Holdings 4.497% 12/6/17		448,875	452,273
Brock Holdings III
10.00% 2/15/18		110,000	113,300
Tranche B 6.00% 2/15/17		110,000	110,344
Burlington Coat Factory Tranche B 6.25% 2/10/17		250,000	247,500
BWAY Holding Tranche B 4.50% 2/9/18		369,190	371,353
Charter Communications Operating Tranche B 8.50% 3/6/14		179,730	182,853
Citadel Broadcasting Tranche B 4.25% 11/29/16		594,000	595,111
CityCenter Holdings 7.50% 1/10/15		75,000	75,966
Clear Channel Communication Tranche B 3.912% 1/29/16		433,811	382,936
Community Health System 3.81% 1/25/17		483,236	483,117
Darling International Tranche B 5.141% 11/9/16		133,333	134,584
DaVita Tranche B 4.50% 10/20/16		598,500	602,453
Del Monte Foods Tranche B 4.50% 11/26/17		125,000	125,339
Delta Airlines 4.25% 2/22/16		503,685	500,643
DineEquity Tranche B 4.25% 10/31/17		142,682	143,930
Dunkin Brands Tranche B 4.25% 11/23/17		279,300	281,365
Energy Future Holdings Tranche B2 3.786% 10/10/14		407,966	344,378
Fifth Third Processing 8.50% 11/3/17		350,000	357,175
First Data Tranche B2 3.002% 9/24/14		255,000	244,800
GenOn Energy Tranche B 6.00% 6/20/17		234,411	237,458
Graham Packaging Tranche C 6.75% 4/5/14		290,797	293,307
Grifols Tranche B 6.00% 6/4/16		580,000	585,182
Harrahs Operating Tranche B1 3.303% 1/28/15		240,000	223,613
Houghton International Tranche B 6.75% 1/11/16		124,464	125,631
ICL Industrial Containers Tranche C 4.50% 2/9/18		32,777	32,969
Intelsat Jackson Holding Tranche B 5.25% 4/3/18		565,000	569,738
Jo-Ann Stores Tranche B 4.75% 12/23/17		125,000	124,024
JohnsonDiversey Tranche B 5.50% 11/24/15		205,300	206,583
Knology Tranche B 4.00% 8/8/17		350,000	350,390
MedAssets Tranche B 5.252% 11/15/16		254,363	256,231
Mediacom Broadband Tranche D 5.50% 3/31/17		124,684	124,886
MGM Mirage Tranche E 7.00% 2/21/14		245,000	241,463
MultiPlan 4.75% 8/26/17		220,000	220,715
NBTY Tranche B 4.25% 10/1/17		140,000	140,438
New Development Holdings Tranche B 4.50% 3/1/18		632,000	635,404
Nuveen Investments
5.804% 5/13/17		232,166	233,211
2nd Lien 12.50% 7/9/15		410,000	441,265
PQ 6.77% 7/30/15		391,000	386,699
Remy International Tranche B 6.25% 12/16/16		234,413	237,929
Rockwood Holdings Tranche B 3.75% 1/25/18		215,000	216,546
Smurfit-Stone Container Enterprise 6.75% 6/30/16		214,151	215,035
Toys R Us Tranche B 6.00% 9/1/16		94,762	95,484
Univision Communications 4.512% 3/29/17		283,096	276,780
Visant 5.25% 12/31/16		119,700	119,636
Total Senior Secured Loans (Cost $13,961,169)			14,230,577

Sovereign Bonds–7.17%∆
Australia–1.04%
Australian Government
4.50% 4/15/20	AUD	2,536,000	2,447,866

6.00% 2/15/17	AUD	1,240,000	1,328,305

Australian Government Inflation Linked 3.00% 9/20/25	AUD	338,000	380,414

			4,156,585
Belgium–0.15%
Belgium Government 4.25% 9/28/21	EUR	412,500	581,631
			581,631
Brazil–0.33%
Federal Republic of Brazil
7.125% 1/20/37		400,000	475,000
8.875% 10/14/19		400,000	529,000
10.25% 1/10/28	BRL	502,000	307,542

			1,311,542
Canada–0.27%
Canadian Government
3.75% 6/1/19	CAD	595,000	637,305

4.00% 6/1/41	CAD	411,000	444,233

			1,081,538
Chile–0.14%
Chile Government 5.50% 8/5/20	CLP	272,000,000	561,274

			561,274
Colombia–0.19%
Republic of Colombia
7.75% 4/14/21	COP	489,000,000	283,131

9.85% 6/28/27	COP	372,000,000	240,553

10.375% 1/28/33		150,000	226,125
			749,809
Croatia–0.13%
Croatian Government
6.625% 7/14/20		100,000	103,375
#144A 6.375% 3/24/21		307,000	307,945
#144A 6.75% 11/5/19		100,000	104,921
			516,241
France–0.12%
France Government O.A.T 3.75% 4/25/17	EUR	326,000	476,642

			476,642
Germany–0.26%
Deutschland Republic 2.25% 9/4/20	EUR	805,000	1,044,649

			1,044,649
Indonesia–0.22%
Indonesia Treasury
10.50% 8/15/30	IDR	2,940,000,000	374,444

11.00% 11/15/20	IDR	3,640,000,000	501,084

			875,528
Italy–0.20%
Italy Buoni Poliennali Del Tesoro 4.25% 3/1/20	EUR	589,000	812,845

			812,845
Lithuania–0.06%
#Lithuania Government International 144A 6.125% 3/9/21		220,000	225,720
			225,720
Mexico–0.46%
Mexican Bonos
7.50% 6/3/27	MXN	4,753,000	377,656

7.75% 12/14/17	MXN	9,014,000	783,954

8.50% 12/13/18	MXN	5,500,700	495,839

United Mexican States 5.95% 3/19/19		164,000	183,598
			1,841,047
New Zealand–0.06%
New Zealand Government 6.00% 5/15/21	NZD	325,000	254,387

			254,387
Norway–1.04%
Norwegian Government
3.75% 5/25/21	NOK	3,754,000	675,036

4.50% 5/22/19	NOK	9,357,000	1,784,743

5.00% 5/15/15	NOK	8,730,000	1,680,898

			4,140,677
Panama–0.20%
Panama Government International
6.70% 1/26/36		74,000	83,435
7.125% 1/29/26		195,000	232,343
7.25% 3/15/15		210,000	245,175
8.875% 9/30/27		184,000	249,320
			810,273
Peru–0.21%
Republic of Peru
7.125% 3/30/19		575,000	681,375
7.35% 7/21/25		113,000	134,866
			816,241
Philippines–0.37%
Republic of Philippines
4.95% 1/15/21	PHP	20,000,000	453,485

6.375% 10/23/34		440,000	465,300
6.50% 1/20/20		300,000	340,875
9.375% 1/18/17		164,000	211,355
			1,471,015
Poland–0.30%
Poland Government International 6.375% 7/15/19		415,000	463,861
Republic of Poland
5.00% 10/24/13	PLN	260,000	91,297

5.50% 4/25/15	PLN	590,000	206,843

5.50% 10/25/19	PLN	1,331,000	448,314

			1,210,315
Republic of Korea–0.09%
@Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	335,693,637	344,548

			344,548
Russia–0.27%
Russian-Eurobond
7.50% 3/31/30		605,915	707,788
Φ#144A 7.85% 3/10/18	RUB	10,000,000	359,767

			1,067,555
South Africa–0.26%
South Africa Government 7.25% 1/15/20	ZAR	4,266,000	577,741

South Africa Government International
5.50% 3/9/20		182,000	193,603
6.50% 6/2/14		100,000	112,250
South Africa Inflation Linked 2.75% 1/31/22	ZAR	912,739	136,204

			1,019,798
Sweden–0.18%
Sweden Government 5.00% 12/1/20	SEK	3,870,000	695,443

			695,443
Turkey–0.21%
Republic of Turkey 4.00% 4/29/15	TRY	701,994	488,885

Turkey Government International 5.625% 3/30/21		350,000	358,750
			847,635
United Kingdom–0.30%
United Kingdom Gilt
4.50% 3/7/19	GBP	284,000	489,198

4.75% 3/7/20	GBP	400,000	698,231

			1,187,429
Uruguay–0.11%
Republic of Uruguay 8.00% 11/18/22		353,000	441,250
			441,250
Total Sovereign Bonds (Cost $27,882,037)			28,541,617

Supranational Banks–0.49%
European Investment Bank 9.00% 12/21/18	ZAR	5,100,000	753,038

International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	1,760,000	313,692

3.625% 6/22/20	NOK	1,850,000	320,484

7.50% 7/30/14	NZD	660,000	556,453

Total Supranational Banks (Cost $1,729,398)			1,943,667
U.S. Treasury Obligations–1.13%
∞U.S. Treasury Bond 4.25% 11/15/40		510,000	487,847
U.S. Treasury Inflation Indexed Note 0.50% 4/15/15		563,991	586,110
U.S. Treasury Notes
2.25% 3/31/16		1,405,000	1,406,864
3.625% 2/15/21		1,990,000	2,018,607
Total U.S. Treasury Obligations (Cost $4,449,614)			4,499,428

Short-Term Investments–6.05%
≠Certificate of Deposit–1.26%
Abbey National North America 0.25% 4/1/11		5,000,000	5,000,000
			5,000,000
≠Discount Note–0.63%
Federal Home Loan Bank 0.45% 3/6/12		2,500,000	2,500,075
			2,500,075
≠Discounted Commercial Paper–4.03%
Roche Holdings 0.17% 5/12/11		2,510,000	2,509,367
Statoil ASA 0.11% 4/1/11		13,550,000	13,550,000
			16,059,367
		Number of

		Shares
Money Market Mutual Fund–0.13%
Dreyfus Treasury & Agency Cash Management Fund		521,999	521,999
			521,999
Total Short-Term Investments (Cost $24,081,513)			24,081,441

Total Value of Securities–103.94%
(Cost $369,168,140)			413,709,206
Liabilities Net of Receivables and Other Assets (See Notes)–(3.94%)			(15,668,268)
Net Assets Applicable to 27,416,670 Shares Outstanding–100.00%			$398,040,938

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
CHF–Swiss Franc
CLP–Chilean Peso
COP–Colombian Peso
EUR–European Monetary Unit
GBP–British Pound Sterling
IDR–Indonesian Rupiah
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Kroner
NZD–New Zealand Dollar
PHP–Philippine Peso
PLN–Polish Zloty
RUB–Russian Ruble
SEK–Swedish Krona
TRY–Turkish Lira
USD–United States Dollar
ZAR–South African Rand

§Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
†Non income producing security.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $974,751, which represented 0.24% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $39,116,897, which represented 9.83% of the Fund’s net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2011.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
πRestricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2011, the aggregate amount of restricted securities was $236,513, which represented 0.06% of the Fund's net assets. See Note 4 in “Notes.”
∆Securities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.
≠The rate shown is the effective yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.

Summary of Abbreviations:
ADR–American Depositary Receipts
ARM–Adjustable Rate Mortgage
BAML–Bank of America Merrill Lynch
BCLY–Barclays Bank
CDS–Credit Default Swap
CITI–Citibank Global Market
GDR–Global Depositary Receipts
GNMA–Government National Mortgage Association
GSC–Goldman Sachs Capital
GSMPS–Goldman Sachs Reperforming Mortgage Securities
HSBC–Hong Kong Shanghai Bank
HY–High Yield
JPMC–JP Morgan Chase Bank
MASTR–Mortgage Asset Securitization Transaction, Inc.
MNB–Mellon National Bank
MSC–Morgan Stanley Capital
NCUA–National Credit Union Association
NIM–Net Interest Margin
NVDR–Non-Voting Depositary Receipts
O.A.T.–Obligations Assimilables du Tresor
PIK–Pay-in-kind
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduit
S.F.–Single Family
TBA–To be announced
yr–Year

1The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized
						Appreciation / (Depreciation)
BAML	AUD	(741,064)	USD	730,000	4/8/11	$(36,318)
BAML	EUR	(393,131)	USD	543,838	4/8/11	(13,225)
BAML	MXN	2,302,143	USD	(189,788)	4/8/11	3,572
BCLY	EUR	(365,760)	USD	506,018	4/8/11	(12,260)
JPMC	CLP	187,815,000	USD	(393,330)	4/8/11	74
JPMC	EUR	(1,002,628)	USD	1,384,930	4/8/11	(35,782)
JPMC	MYR	4,487,619	USD	(1,470,868)	4/8/11	11,123
CITI	AUD	(1,116,941)	USD	1,123,000	4/8/11	(32,002)
CITI	JPY	42,908,859	USD	(524,231)	4/8/11	(8,321)
GSC	GBP	(591,212)	USD	964,426	4/8/11	16,146
HSBC	AUD	(1,142,758)	USD	1,123,000	4/8/11	(58,700)
HSBC	EUR	1,296,050	USD	(1,792,891)	4/8/11	43,597
MNB	CAD	(72,844)	USD	74,896	4/4/11	(225)
MNB	JPY	(5,766,965)	USD	69,945	4/1/11	609
MNB	JPY	(13,490,902)	USD	162,248	4/4/11	45
MNB	KRW	85,617,660	USD	(78,168)	4/1/11	(90)
MNB	KRW	109,789,280	USD	(100,586)	4/4/11	(482)
MSC	AUD	(1,476,364)	USD	1,453,000	4/8/11	(73,674)
MSC	CHF	496,109	USD	(534,220)	4/8/11	5,937
MSC	EUR	(2,418,087)	USD	3,338,702	4/8/11	(87,700)
MSC	JPY	37,602,350	USD	(470,000)	4/8/11	(17,892)
MSC	KRW	647,121,450	USD	(577,058)	4/8/11	12,833
MSC	MXN	1,396,614	USD	(115,099)	4/8/11	2,204
MSC	MYR	(1,907,174)	USD	625,241	4/8/11	(4,584)
						$(285,115)

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation / (Depreciation)
(29) U.S. Treasury 5 yr. Notes	$(3,409,897)	$(3,386,883)	6/30/11	$23,014
4 Euro-Bund	675,258	687,512	6/8/11	12,254

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Value	Termination Date	Unrealized Appreciation / (Depreciation)
MSC	CDZ. NA.HY.16	$1,335,000	5.00%	6/20/16	$(776)
MSC	Kingdom of Spain 5yr CDS	1,769,000	1.00%	6/20/16	-
		$3,104,000			$(776)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Conservative Allocation Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq StockMarket, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter Mo f the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$370,477,162
Aggregate unrealized appreciation	$ 48,725,017
Aggregate unrealized depreciation	(5,492,973)
Net unrealized appreciation	$ 43,232,044

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $14,052,196 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$ -	$ 47,628,023	$ 164,818	$ 47,792,841
Common Stock	136,816,414	118,235	-	136,934,649
Corporate Debt	-	144,962,488	-	144,962,488
Foreign Debt	-	30,862,104	344,548	31,206,652
Investment Companies	21,515,023	-	-	21,515,023
Municipal Bonds	-	508,018	-	508,018
U.S. Treasury Obligations	-	4,499,428	-	4,499,428
Short-Term Investments	521,999	23,559,442	-	24,081,441
Other	483,918	1,724,748	-	2,208,666
Total	$ 159,337,354	$ 253,862,486	$ 509,366	$ 413,709,206

Foreign Currency Exchange Contracts	$ -	$ (285,115)	$ -	$ (285,115)
Futures Contracts	$ 35,268	$ -	$ -	$ 35,268
Swap Contracts	$ -	$ (776)	$ -	$ (776)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Fund	Agency, Asset-Backed & Mortgage Backed Securities	Corporate Debt	Foreign Debt
Balance as of 12/31/10	$ 490,406	$ 100,406	$ 390,000	$ -
Purchases	162,717	162,717	-	-
Sales	(493,323)	(100,309)	(393,014)	-
Net realized gain	3,323	309	3,014	-
Transfer into Level 3	314,292	-	-	314,292
Net change in unrealized appreciation / depreciation	31,951	1,695	-	30,256
Balance as of 3/31/2011	$ 509,366	$ 164,818	$ -	$ 344,548

Net change in unrealized appreciation/depreciation from investments still held as of 3/31/11	$ 32,357	$ 2,101	$ -	$ 30,256

During the period ended March 31, 2011, transfers into Level 3 investments from Level 2 investments were made in the amount of $314,292 for the Fund. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended March 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2011, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2011, the net unrealized depreciation of credit default swaps was $776. The Fund has posted $170,000 as collateral for open swap contracts. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2011, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $3,104,000 less the value of the contracts' related reference obligations.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of March 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value
Foreign currency exchange contracts (Forward currency contracts)	Liabilities net of receivables and other assets	$ 16,146	Liabilities net of receivables and other assets	$ (301,261)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	35,268	Liabilities net of receivables and other assets	-
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	-	Liabilities net of receivables and other assets	(776)
Total		$ 51,414		$(302,037)

The effect of derivative instruments on the statement of operations for the period ended March 31, 2011 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign currency exchange contracts (Forward currency contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(475,151)*	$ 51,389
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	36,664	(186,638)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(16,656)	(776)
Total		$(455,143)	$(136,025)

* Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported on the Fund’s Statement of Operations.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Growth and Income Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.20%
Aerospace & Defense – 4.49%
Honeywell International	257,000	$15,345,470
Lockheed Martin	51,400	4,132,560
Northrop Grumman	89,200	5,593,732
Rockwell Collins	141,900	9,199,377
United Technologies	232,400	19,672,660
		53,943,799
Airlines – 0.30%
†Alaska Air Group	56,272	3,568,770
		3,568,770
Automobiles – 0.99%
†Ford Motor	800,800	11,939,928
		11,939,928
Beverages – 2.45%
Coca-Cola	138,700	9,202,745
PepsiCo	313,400	20,186,094
		29,388,839
Biotechnology – 2.61%
†Amgen	191,400	10,230,330
†Celgene	97,100	5,586,163
†Gilead Sciences	250,000	10,610,000
†Vertex Pharmaceuticals	102,700	4,922,411
		31,348,904
Capital Markets – 2.20%
Bank of New York Mellon	396,710	11,849,728
Goldman Sachs Group	91,488	14,498,103
		26,347,831
Chemicals – 3.44%
Agrium	99,300	9,161,418
Celanese Class A	290,600	12,893,922
Dow Chemical	339,800	12,827,450
Eastman Chemical	64,000	6,356,480
		41,239,270
Commercial Banks – 1.80%
Wells Fargo	683,365	21,662,671
		21,662,671
Commercial Services & Supplies – 0.78%
Republic Services	188,100	5,650,524
Towers Watson Class A	67,802	3,760,299
		9,410,823
Communications Equipment – 2.32%
Cisco Systems	667,900	11,454,485
QUALCOMM	299,800	16,438,034
		27,892,519
Computers & Peripherals – 6.44%
†Apple	119,100	41,500,395
†EMC	681,700	18,099,135
International Business Machines	54,000	8,805,780
†NetApp	185,200	8,922,936
		77,328,246
Construction & Engineering – 1.70%
Fluor	148,900	10,967,974
†URS	203,600	9,375,780
		20,343,754
Consumer Finance – 1.72%
American Express	172,100	7,778,920
Capital One Financial	246,820	12,824,767
		20,603,687
Containers & Packaging – 0.63%
†Owens-Illinois	249,500	7,532,405
		7,532,405
Diversified Financial Services – 4.18%
Bank of America	1,308,200	17,438,306
†IntercontinentalExchange	62,100	7,671,834
JPMorgan Chase	543,100	25,036,910
		50,147,050
Diversified Telecommunication Services – 1.76%
AT&T	689,500	21,098,700
		21,098,700
Electrical Equipment – 0.51%
Roper Industries	71,100	6,147,306
		6,147,306
Energy Equipment & Services – 3.79%
†Nabors Industries	306,000	9,296,280
National Oilwell Varco	89,400	7,086,738
Noble	196,100	8,946,082
Schlumberger	216,700	20,209,442
		45,538,542
Food & Staples Retailing – 1.35%
CVS Caremark	472,800	16,226,496
		16,226,496
Gas Utilities – 0.95%
AGL Resources	164,500	6,553,680
EQT	96,700	4,825,330
		11,379,010
Health Care Equipment & Supplies – 0.59%
†Gen-Probe	106,500	7,066,275
		7,066,275
Health Care Providers & Services – 2.60%
†Express Scripts	248,800	13,835,768
UnitedHealth Group	384,800	17,392,960
		31,228,728
Hotels, Restaurants & Leisure – 2.15%
McDonald's	187,100	14,236,439
Starbucks	183,300	6,772,935
†WMS Industries	134,700	4,761,645
		25,771,019
Household Durables – 0.64%
Jarden	215,300	7,658,221
		7,658,221
Household Products – 2.69%
Kimberly-Clark	131,900	8,609,113
Procter & Gamble	384,500	23,685,200
		32,294,313
Industrial Conglomerates – 0.74%
General Electric	444,400	8,910,220
		8,910,220
Insurance – 2.88%
AFLAC	168,200	8,877,596
Prudential Financial	211,800	13,042,644
Travelers	212,700	12,651,396
		34,571,636
Internet & Catalog Retail – 0.54%
Expedia	284,200	6,439,972
		6,439,972
Internet Software & Services – 2.83%
†Google Class A	39,300	23,038,053
†Yahoo	652,700	10,867,455
		33,905,508
IT Services – 0.80%
Accenture Class A	174,300	9,581,271
		9,581,271
Life Sciences Tools & Services – 0.91%
†Thermo Fisher Scientific	197,600	10,976,680
		10,976,680
Machinery – 2.99%
Caterpillar	111,900	12,460,065
Cummins	87,200	9,558,864
Deere	136,600	13,235,174
†Huntington Ingalls Industries	14,867	616,967
		35,871,070
Media – 4.19%
CBS Class B	290,200	7,266,608
Comcast Special Class A	763,900	17,737,758
Time Warner Cable	136,400	9,730,776
Viacom Class B	334,548	15,563,173
		50,298,315
Metals & Mining – 0.66%
Cliffs Natural Resources	80,700	7,931,196
		7,931,196
Multiline Retail – 3.56%
Kohl's	214,100	11,355,864
Macy's	602,300	14,611,798
Nordstrom	208,100	9,339,528
Target	149,400	7,471,494
		42,778,684
Multi-Utilities – 1.10%
MDU Resources Group	296,000	6,799,120
OGE Energy	126,000	6,370,560
		13,169,680
Oil, Gas & Consumable Fuels – 10.26%
Chevron	115,800	12,440,394
ConocoPhillips	132,600	10,589,436
Exxon Mobil	586,500	49,342,244
†Forest Oil	172,500	6,525,675
Marathon Oil	292,100	15,571,851
†Newfield Exploration	166,300	12,640,463
Occidental Petroleum	152,900	15,976,521
		123,086,584
Pharmaceuticals – 4.96%
Abbott Laboratories	246,300	12,081,015
Johnson & Johnson	69,600	4,123,800
Merck	516,800	17,059,568
Pfizer	1,293,376	26,268,467
		59,532,850
Professional Services – 0.34%
Manpower	64,000	4,024,320
		4,024,320
Real Estate Investment Trusts – 0.49%
Host Hotels & Resorts	331,464	5,837,081
		5,837,081
Road & Rail – 1.84%
Norfolk Southern	181,600	12,579,432
Union Pacific	96,400	9,479,012
		22,058,444
Semiconductors & Semiconductor Equipment – 1.68%
Intel	649,700	13,104,449
†ON Semiconductor	712,100	7,028,427
		20,132,876
Software – 3.80%
†Check Point Software Technologies	238,800	12,190,740
Microsoft	1,096,500	27,807,240
†Nuance Communications	288,200	5,637,192
		45,635,172
Specialty Retail – 0.56%
Guess	172,110	6,772,529
		6,772,529
Wireless Telecommunication Services – 0.99%
Vodafone Group ADR	411,400	11,827,750
		11,827,750
Total Common Stock (Cost $836,061,169)		1,190,448,944
	Principal
	Amount
	(U.S. $)
Short-Term Investments – 0.68%
≠Discounted Commercial Paper – 0.66%
Statoil 0.11% 4/1/11	$7,910,000	7,910,000
		7,910,000
	Number of
	Shares
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund	295,023	295,023
		295,023
Total Short-Term Investments (Cost $8,205,023)		8,205,023
Total Value of Securities – 99.88%
(Cost $844,266,192)		1,198,653,967
Receivables and Other Assets Net of Liabilities (See Notes) – 0.12%		1,387,659
Net Assets Applicable to 39,099,957 Shares Outstanding – 100.00%		$1,200,041,626

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Growth and Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$852,986,218
Aggregate unrealized appreciation	$365,311,141
Aggregate unrealized depreciation	(19,643,392)
Net unrealized appreciation	$345,667,749

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $76,672,574 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g.,broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$1,190,448,944	$ -	$1,190,448,944
Short-Term Investments	295,023	7,910,000	8,205,023
Total	$1,190,743,967	$7,910,000	$1,198,653,967

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Bond Fund

March 31, 2011
		Principal	Value
		Amount¡	(U.S. $)
Agency Collateralized Mortgage Obligations – 2.82%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		451,815	$527,918
Fannie Mae REMICs
Series 2002-83 GH 5.00% 12/25/17		6,890,000	7,389,706
Series 2003-38 MP 5.50% 5/25/23		8,086,528	8,784,939
Series 2003-122 AJ 4.50% 2/25/28		528,449	547,985
Series 2005-110 MB 5.50% 9/25/35		1,601,518	1,741,066
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		1,029,030	1,125,019
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22		180,000	197,245
Series 2557 WE 5.00% 1/15/18		4,250,000	4,583,800
Series 2622 PE 4.50% 5/15/18		30,000	31,903
Series 2662 MA 4.50% 10/15/31		520,903	540,918
Series 2694 QG 4.50% 1/15/29		3,176,506	3,267,937
Series 2717 MH 4.50% 12/15/18		1,875,000	1,997,273
Series 2762 LG 5.00% 9/15/32		30,000	32,048
Series 2872 GC 5.00% 11/15/29		3,005,000	3,131,417
Series 2890 PC 5.00% 7/15/30		3,780,000	3,946,273
Series 3022 MB 5.00% 12/15/28		3,700,414	3,790,160
Series 3131 MC 5.50% 4/15/33		2,725,000	2,958,461
Series 3173 PE 6.00% 4/15/35		7,180,000	7,863,278
Series 3337 PB 5.50% 7/15/30		3,000,000	3,066,641
Series 3416 GK 4.00% 7/15/22		1,506,179	1,571,304
Series 3455 MB 4.50% 6/15/23		10,000,000	10,523,353
Series 3656 PM 5.00% 4/15/40		6,235,000	6,492,330
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43		771,253	893,930
•Series T-60 1A4C 5.361% 3/25/44		1,365,773	1,425,312
GNMA Series 2010-113 KE 4.50% 9/20/40		6,495,000	6,469,022
Total Agency Collateralized Mortgage Obligations (Cost $79,634,682)			82,899,238
Agency Mortgage-Backed Securities – 15.70%
Fannie Mae 6.50% 8/1/17		434,211	475,325
•Fannie Mae ARM
3.693% 4/1/36		1,055,662	1,112,017
5.142% 11/1/35		1,453,319	1,545,911
Fannie Mae Relocation 15 yr 4.00% 9/1/20		1,723,631	1,744,562
Fannie Mae Relocation 30 yr
4.00% 3/1/35		2,286,020	2,222,587
5.00% 1/1/34		432,633	448,817
5.00% 10/1/35		1,304,853	1,353,665
5.00% 2/1/36		2,056,446	2,133,373
Fannie Mae S.F. 15 yr
4.00% 7/1/25		2,507,391	2,581,437
4.00% 8/1/25		3,436,740	3,538,232
4.00% 11/1/25		3,575,339	3,684,834
4.00% 3/1/26		10,185,557	10,497,490
4.50% 6/1/23		3,614,695	3,797,022
4.50% 3/1/24		453,394	476,122
∞4.50% 9/1/24		7,646,349	8,029,645
5.00% 9/1/25		7,237,564	7,694,950
5.50% 12/1/22		552,534	598,315
5.50% 2/1/23		2,105,876	2,280,360
6.00% 8/1/21		4,159,848	4,548,533
Fannie Mae S.F. 15 yr TBA
3.50% 4/1/26		28,000,000	28,070,000
4.00% 4/1/26		17,900,000	18,392,250
4.50% 4/1/26		47,505,000	49,783,767
5.00% 4/1/26		1,975,000	2,098,129
Fannie Mae S.F. 30 yr
4.50% 6/1/38		41,452	42,282
4.50% 3/1/39		2,536,307	2,587,103
4.50% 4/1/39		354,912	361,687
5.00% 12/1/36		3,073,622	3,234,704
5.00% 12/1/37		1,220,786	1,279,424
5.00% 2/1/38		952,818	998,287
5.00% 11/1/38		1,830,272	1,917,614
5.00% 7/1/40		4,921,946	5,158,362
6.00% 9/7/36		461,271	503,857
6.50% 3/1/36		312,345	353,041
6.50% 6/1/36		2,009,283	2,271,081
6.50% 10/1/36		1,334,847	1,503,138
6.50% 8/1/37		573,485	648,207
6.50% 12/1/37		2,369,233	2,693,478
7.00% 12/1/37		833,788	954,280
7.50% 4/1/32		19,667	22,861
7.50% 11/1/34		11,089	13,096
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/41		40,510,000	39,839,073
5.50% 4/1/41		60,625,000	64,830,859
6.00% 4/1/41		147,030,000	159,895,126
•Freddie Mac ARM 2.821% 4/1/34		159,517	167,690
Freddie Mac Relocation 30 yr 5.00% 9/1/33		982,418	1,019,286
Freddie Mac S.F. 15 yr
4.00% 2/1/14		363,854	379,645
4.50% 7/1/24		2,984,701	3,131,053
5.00% 6/1/18		1,058,904	1,133,291
5.00% 1/1/24		3,847,839	4,086,799
5.50% 8/1/23		2,146,019	2,318,920
GNMA I S.F. 30 yr 7.00% 12/15/34		1,916,580	2,175,259
Total Agency Mortgage-Backed Securities (Cost $457,051,753)			460,626,846
Commercial Mortgage-Backed Securities – 6.80%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		4,315,000	4,627,479
•#Asset Securitization Series 1996-MD6 B1 144A 9.121% 11/13/29		100,000	102,955
Bank of America Commercial Mortgage
Series 2004-2 A3 4.05% 11/10/38		825,356	837,021
•Series 2004-3 A5 5.625% 6/10/39		4,165,000	4,484,025
•Series 2005-1 A5 5.329% 11/10/42		5,440,000	5,833,644
•Series 2005-6 A4 5.368% 9/10/47		2,815,000	3,036,075
Series 2006-4 A4 5.634% 7/10/46		7,337,000	7,902,849
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		4,970,000	5,316,474
•Series 2005-T20 A4A 5.296% 10/12/42		2,750,000	2,961,988
•Series 2006-PW12 A4 5.907% 9/11/38		1,640,000	1,798,928
Series 2006-PW14 A4 5.201% 12/11/38		8,755,000	9,232,624
Series 2007-PW15 A4 5.331% 2/11/44		5,730,000	6,002,678
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		15,525,000	16,565,439
Series 2006-C7 A2 5.69% 6/10/46		906,621	907,845
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		712,000	721,596
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39		1,140,252	1,203,090
#•DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.729% 11/10/46		4,955,000	4,961,123
First Union National Bank Commercial Mortgage Series 2000-C2 H 6.75% 10/15/32		40,000	35,335
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38		1,300,000	1,358,192
•Series 2004-GG2 A6 5.396% 8/10/38		4,225,000	4,525,659
Series 2005-GG4 A4 4.761% 7/10/39		11,070,000	11,547,066
Series 2005-GG4 A4A 4.751% 7/10/39		21,787,650	22,924,461
•Series 2006-GG6 A4 5.553% 4/10/38		4,985,000	5,346,115
#Series 2010-C1 A2 144A 4.592% 9/1/40		3,800,000	3,818,916
•#Series 2010-C1 C 144A 5.635% 8/10/43		3,995,000	4,015,418
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37		6,400,000	6,814,601
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C2 A2 5.05% 12/12/34		569,000	593,271
•Series 2005-LDP3 A4A 4.936% 8/15/42		2,650,000	2,822,855
•Series 2005-LDP4 A4 4.918% 10/15/42		6,800,000	7,198,785
•Series 2005-LDP5 A4 5.372%12/15/44		2,510,000	2,689,782
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		5,350,000	5,614,998
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		749,500	454,740
Morgan Stanley Capital I
•Series 2004-T15 A4 5.27% 6/13/41		280,000	299,959
Series 2005-IQ9 A5 4.70% 7/15/56		5,000,000	5,229,038
•Series 2006-T21 A4 5.162% 10/12/52		5,980,000	6,373,238
•Series 2007-T27 A4 5.795% 6/11/42		13,920,000	15,287,126
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.467% 2/15/33		595,000	585,087
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		2,220,000	2,161,304
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		3,015,000	3,061,453
•#Sovereign Commercial Mortgage Securities Trust Series 2007-C1 A2 144A 5.83% 7/22/30		2,962,686	3,047,762
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36		6,700,000	7,162,080
Total Commercial Mortgage-Backed Securities (Cost $177,498,042)			199,463,074
Convertible Bonds – 0.40%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		4,415,000	4,282,550
Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27		5,500,000	5,933,125
Transocean 1.50% exercise price $168.61, expiration date 12/15/37		1,565,000	1,547,394
Total Convertible Bonds (Cost $10,405,484)			11,763,069
Corporate Bonds – 41.73%
Aerospace & Defense – 0.25%
#Meccanica Holdings USA 144A 6.25% 7/15/19		7,110,000	7,470,178
			7,470,178
Beverages – 0.56%
Anheuser-Busch InBev Worldwide 5.375% 11/15/14		9,000,000	9,925,983
Coca-Cola Enterprises
3.50% 9/15/20		3,925,000	3,714,008
4.50% 9/1/21		2,705,000	2,732,845
			16,372,836
Biotechnology – 1.36%
Amgen 3.45% 10/1/20		8,935,000	8,424,999
Bio-Rad Laboratories 4.875% 12/15/20		12,910,000	12,764,763
Celgene
2.45% 10/15/15		2,095,000	2,029,678
3.95% 10/15/20		8,475,000	8,013,036
Genzyme 3.625% 6/15/15		8,425,000	8,759,534
			39,992,010
Capital Markets – 1.57%
•Bear Stearns 5.39% 12/7/12	AUD	1,010,000	1,033,358
Goldman Sachs Group
3.625% 2/7/16		5,435,000	5,389,563
5.375% 3/15/20		5,735,000	5,833,223
6.25% 2/1/41		9,240,000	9,232,682
Jefferies Group
6.25% 1/15/36		4,190,000	3,884,583
6.45% 6/8/27		6,962,000	7,006,425
Lazard Group 6.85% 6/15/17		6,042,000	6,439,962
Morgan Stanley 5.75% 1/25/21		7,085,000	7,164,168
			45,983,964
Chemicals – 0.88%
Dow Chemical
4.25% 11/15/20		2,288,000	2,193,611
8.55% 5/15/19		11,116,000	14,072,678
duPont (E.I.) deNemours 3.625% 1/15/21		9,945,000	9,462,946
			25,729,235
Commercial Banks – 7.70%
AgriBank 9.125% 7/15/19		6,230,000	7,449,086
#Bank Nederlandse Gemeenten 144A
1.75% 10/6/15		4,660,000	4,506,998
4.375% 2/16/21		9,840,000	10,013,774
#Bank of Montreal 144A 2.625% 1/25/16		5,700,000	5,679,206
BB&T
4.90% 6/30/17		955,000	1,012,639
5.25% 11/1/19		25,274,000	25,900,215
•6.82% 6/12/57		2,000,000	1,997,500
#Canadian Imperial Bank of Commerce 144A 2.75% 1/27/16		5,700,000	5,713,680
City National 5.25% 9/15/20		4,185,000	4,147,435
@#CoBank ACB 144A 7.875% 4/16/18		3,425,000	3,872,103
#Export-Import Bank of Korea 144A 5.25% 2/10/14		4,795,000	5,133,882
Fifth Third Bancorp 3.625% 1/25/16		9,490,000	9,492,012
•Fifth Third Capital Trust IV 6.50% 4/15/37		1,980,000	1,942,875
KeyBank 6.95% 2/1/28		7,115,000	7,558,955
KeyCorp 5.10% 3/24/21		3,235,000	3,221,248
KFW
2.625% 2/16/16		7,245,000	7,313,980
10.00% 5/15/12	BRL	6,575,000	4,066,124
Korea Development Bank 8.00% 1/23/14		5,150,000	5,881,614
•National City Bank 0.68% 6/7/17		2,140,000	2,020,819
Oesterreichische Kontrollbank 1.75% 10/5/15		3,375,000	3,285,336
PNC Bank 6.875% 4/1/18		9,000,000	10,219,384
PNC Funding
5.125% 2/8/20		2,000,000	2,108,892
5.25% 11/15/15		4,665,000	5,021,765
5.625% 2/1/17		2,163,000	2,349,128
Rabobank
2.125% 10/13/15		1,785,000	1,724,142
•#144A 11.00% 12/29/49		13,925,000	18,191,120
Silicon Valley Bank
5.70% 6/1/12		2,150,000	2,206,070
6.05% 6/1/17		5,515,000	5,787,005
SunTrust Banks 3.60% 4/15/16		4,120,000	4,100,096
• SunTrust Capital VIII 6.10% 12/15/36		6,595,000	6,450,635
SVB Financial Group 5.375% 9/15/20		960,000	946,015
US Bank 4.95% 10/30/14		1,205,000	1,312,409
•USB Capital IX 3.50% 4/15/49		15,613,000	13,232,019
Wachovia
•0.673% 10/15/16		2,865,000	2,780,313
5.25% 8/1/14		2,980,000	3,189,458
5.60% 3/15/16		3,180,000	3,454,711
5.625% 10/15/16		7,940,000	8,590,635
Wells Fargo 4.60% 4/1/21		4,715,000	4,671,933
•Wells Fargo Capital XIII 7.70% 12/29/49		4,270,000	4,419,450
Zions Bancorp
5.50% 11/16/15		3,365,000	3,425,600
7.75% 9/23/14		1,400,000	1,521,580
			225,911,841
Commercial Services & Supplies – 0.77%
Allied Waste North America
6.875% 6/1/17		6,575,000	7,175,797
7.125% 5/15/16		2,910,000	3,040,551
#Brambles USA 144A
3.95% 4/1/15		3,315,000	3,337,506
5.35% 4/1/20		5,745,000	5,775,489
International Lease Finance 6.625% 11/15/13		3,212,000	3,340,480
			22,669,823
Computers & Peripherals – 0.13%
#Seagate Technology International 144A 10.00% 5/1/14		3,218,000	3,765,060
			3,765,060
Containers & Packaging – 0.12%
Temple-Inland 6.875% 1/15/18		3,265,000	3,539,831
			3,539,831
Diversified Consumer Services – 0.35%
Yale University 2.90% 10/15/14		10,045,000	10,385,174
			10,385,174
Diversified Financial Services – 3.03%
Bank of America
5.30% 3/15/17		865,000	889,192
6.10% 6/15/17		9,275,000	9,876,103
6.50% 8/1/16		3,145,000	3,484,279
#CDP Financial 144A
4.40% 11/25/19		6,515,000	6,585,212
5.60% 11/25/39		4,995,000	5,166,878
General Electric Capital
4.375% 9/16/20		3,235,000	3,149,777
5.30% 2/11/21		4,255,000	4,329,918
5.625% 9/15/17		4,926,000	5,352,582
6.00% 8/7/19		15,591,000	17,049,882
#Hyundai Capital Services 144A 4.375% 7/27/16		7,900,000	7,951,311
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,600,000	1,352,000
JPMorgan Chase
4.40% 7/22/20		1,955,000	1,892,774
•5.04% 6/21/12	AUD	2,600,000	2,664,296
5.875% 6/13/16		1,115,000	1,229,101
6.00% 10/1/17		9,260,000	10,141,987
JPMorgan Chase Capital XXV 6.80% 10/1/37		7,749,000	7,812,674
			88,927,966
Diversified Telecommunication Services – 1.47%
#AT&T 144A 5.35% 9/1/40		6,550,000	5,887,612
Qwest 8.375% 5/1/16		11,205,000	13,389,975
Telecom Italia Capital 6.999% 6/4/18		8,505,000	9,261,656
Telefonica Emisiones 6.421% 6/20/16		8,690,000	9,667,095
Verizon Communications 4.60% 4/1/21		5,005,000	4,993,468
			43,199,806
Electric Utilities – 2.34%
#American Transmission Systems 144A 5.25% 1/15/22		5,065,000	5,272,412
CMS Energy
6.25% 2/1/20		845,000	886,731
6.55% 7/17/17		1,775,000	1,944,363
Commonwealth Edison
4.00% 8/1/20		1,240,000	1,199,669
5.80% 3/15/18		775,000	857,402
#Enel Finance International 144A 6.25% 9/15/17		6,520,000	7,149,669
Exelon Generation 4.00% 10/1/20		5,240,000	4,799,871
Florida Power 5.65% 6/15/18		1,615,000	1,809,094
Jersey Central Power & Light 5.625% 5/1/16		2,415,000	2,668,553
#LG&E & KU Energy 144A 3.75% 11/15/20		4,275,000	3,954,576
Oncor Electric Delivery
7.00% 9/1/22		2,225,000	2,564,313
#144A 5.00% 9/30/17		3,705,000	3,849,143
#144A 5.25% 9/30/40		1,020,000	938,094
Pennsylvania Electric 5.20% 4/1/20		7,090,000	7,253,977
PPL Electric Utilities 7.125% 11/30/13		3,008,000	3,431,117
Public Service Electric & Gas 3.50% 8/15/20		3,225,000	3,068,704
Public Service Oklahoma 5.15% 12/1/19		5,440,000	5,739,151
Southern California Edison 5.50% 8/15/18		6,470,000	7,245,552
#Tampa Electric 144A 5.40% 5/15/21		3,685,000	4,005,238
			68,637,629
Energy Equipment & Services – 0.82%
Ensco 4.70% 3/15/21		5,815,000	5,783,361
Pride International 6.875% 8/15/20		5,505,000	6,268,819
Transocean 6.50% 11/15/20		5,680,000	6,273,776
Weatherford International Bermuda 9.625% 3/1/19		4,510,000	5,752,221
			24,078,177
Food & Staples Retailing – 0.48%
Delhaize Group 5.70% 10/1/40		6,113,000	5,605,181
Safeway 3.95% 8/15/20		8,970,000	8,500,663
			14,105,844
Food Products – 0.48%
Archer-Daniels-Midland 5.675% 3/1/41		2,455,000	2,522,648
Kraft Foods
6.125% 8/23/18		5,230,000	5,857,621
6.50% 8/11/17		5,000,000	5,709,290
			14,089,559
Health Care Equipment & Supplies – 1.25%
CareFusion 6.375% 8/1/19		12,070,000	13,514,429
Covidien International Finance 4.20% 6/15/20		8,410,000	8,359,490
Hospira 6.40% 5/15/15		5,510,000	6,191,846
Zimmer Holdings 4.625% 11/30/19		8,220,000	8,528,258
			36,594,023
Health Care Providers & Services – 1.48%
#Health Care Service 144A 4.70% 1/15/21		5,565,000	5,597,093
Laboratory Corporation of America Holdings 4.625% 11/15/20		9,505,000	9,533,876
Mckesson 4.75% 3/1/21		6,570,000	6,676,151
Medco Health Solutions
4.125% 9/15/20		5,910,000	5,707,754
7.125% 3/15/18		6,905,000	8,064,039
Quest Diagnostics
4.70% 4/1/21		7,155,000	7,095,757
4.75% 1/30/20		780,000	784,139
			43,458,809
Hotels, Restaurants & Leisure – 0.15%
Wyndham Worldwide
5.625% 3/1/21		2,880,000	2,858,279
5.75% 2/1/18		1,495,000	1,551,224
			4,409,503
Insurance – 1.93%
American International Group 5.45% 5/18/17		10,175,000	10,472,090
•Chubb 6.375% 3/29/67		6,905,000	7,302,038
•ING Groep 5.775% 12/29/49		1,625,000	1,511,250
MetLife
4.75% 2/8/21		795,000	798,368
6.40% 12/15/36		50,000	48,405
6.817% 8/15/18		10,752,000	12,450,492
#MetLife Capital Trust X 144A 9.25% 4/8/38		7,415,000	8,990,688
Prudential Financial
3.875% 1/14/15		4,700,000	4,864,091
4.50% 11/15/20		2,100,000	2,060,925
=‡@◆#Twin Reefs Pass Through Trust 144A 4.058% 12/31/49		2,600,000	0
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65		7,301,000	7,520,030
•#ZFS Finance USA Trust IV 144A 5.875% 5/9/32		635,000	635,026
			56,653,403
Life Sciences Tools & Services – 0.16%
Life Technologies 6.00% 3/1/20		4,350,000	4,693,380
			4,693,380
Media – 1.49%
DIRECTV Holdings 5.00% 3/1/21		8,195,000	8,239,786
#NBC Universal 144A 4.375% 4/1/21		9,795,000	9,396,304
Time Warner Cable
4.125% 2/15/21		1,040,000	973,714
4.75% 3/29/21		3,955,000	3,936,633
8.25% 4/1/19		4,445,000	5,423,247
Viacom 3.50% 4/1/17		7,645,000	7,536,846
#Vivendi 144A 6.625% 4/4/18		7,363,000	8,256,264
			43,762,794
Metals & Mining – 1.43%
Alcoa
5.55% 2/1/17		1,950,000	2,064,605
5.72% 2/23/19		2,095,000	2,182,077
6.15% 8/15/20		967,000	1,023,675
6.75% 7/15/18		1,950,000	2,162,230
ArcelorMittal
5.50% 3/1/21		4,540,000	4,482,188
9.85% 6/1/19		9,100,000	11,562,732
Cliffs Natural Resources
4.875% 4/1/21		6,340,000	6,265,816
5.90% 3/15/20		2,760,000	2,948,583
Reliance Steel & Aluminum 6.85% 11/15/36		2,407,000	2,362,627
Southern Copper 7.50% 7/27/35		3,105,000	3,362,035
Teck Resources 9.75% 5/15/14		3,013,000	3,663,190
			42,079,758
Multiline Retail – 0.35%
Family Dollar Stores 5.00% 2/1/21		6,125,000	6,028,905
Macy's Retail Holdings 5.90% 12/1/16		4,034,000	4,356,720
			10,385,625
Multi-Utilities – 1.63%
Ameren Illinois 9.75% 11/15/18		12,780,000	16,508,321
CenterPoint Energy 5.95% 2/1/17		3,940,000	4,293,438
CMS Energy
4.25% 9/30/15		2,715,000	2,736,150
8.75% 6/15/19		3,435,000	4,116,597
Dominion Resources 4.45% 3/15/21		4,185,000	4,158,660
Nisource Finance
5.45% 9/15/20		1,580,000	1,642,649
6.40% 3/15/18		1,980,000	2,218,299
6.80% 1/15/19		2,715,000	3,110,809
•Puget Sound Energy 6.974% 6/1/67		3,780,000	3,699,418
Sempra Energy 6.15% 6/15/18		3,088,000	3,472,814
•Wisconsin Energy 6.25% 5/15/67		2,025,000	2,035,147
			47,992,302
Oil, Gas & Consumable Fuels – 4.73%
Anadarko Petroleum 5.95% 9/15/16		4,500,000	4,898,948
Buckeye Partners 4.875% 2/1/21		7,155,000	7,121,143
Chesapeake Energy 9.50% 2/15/15		2,835,000	3,529,575
#CNOOC Finance 144A 4.25% 1/26/21		7,030,000	6,870,208
Ecopetrol 7.625% 7/23/19		1,250,000	1,446,875
•Enbridge Energy Partners 8.05% 10/1/37		4,830,000	5,133,140
Energy Transfer Partners 9.70% 3/15/19		11,785,000	15,404,891
#ENI 144A 4.15% 10/1/20		6,200,000	5,823,958
Enterprise Products Operating
•7.034% 1/15/68		8,097,000	8,411,917
9.75% 1/31/14		3,790,000	4,544,263
EOG Resources 4.10% 2/1/21		5,550,000	5,384,033
Kinder Morgan Energy Partners 9.00% 2/1/19		8,843,000	11,239,860
Noble Energy 8.25% 3/1/19		11,315,000	14,257,104
Petrobras International Finance
5.375% 1/27/21		6,475,000	6,526,916
5.75% 1/20/20		1,090,000	1,129,931
5.875% 3/1/18		430,000	457,627
Plains All American Pipeline 8.75% 5/1/19		6,711,000	8,408,521
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		2,426,784	2,607,579
•TransCanada Pipelines 6.35% 5/15/67		10,315,000	10,370,010
Williams 8.75% 3/15/32		955,000	1,239,327
Williams Partners 7.25% 2/1/17		3,260,000	3,822,568
#Woodside Finance 144A
4.50% 11/10/14		2,724,000	2,887,489
8.125% 3/1/14		6,281,000	7,219,984
			138,735,867
Paper & Forest Products – 0.72%
#Georgia-Pacific 144A 5.40% 11/1/20		6,850,000	6,776,678
International Paper 9.375% 5/15/19		8,705,000	11,221,528
#Votorantim Cimentos 144A 7.25% 4/5/41		3,025,000	3,006,699
			21,004,905
Pharmaceuticals – 0.14%
Merck 3.875% 1/15/21		4,230,000	4,148,632
			4,148,632
Real Estate Investment Trusts – 1.15%
Brandywine Operating Partnership 4.95% 4/15/18		4,240,000	4,190,375
Developers Diversified Realty
4.75% 4/15/18		2,960,000	2,885,535
7.50% 4/1/17		1,020,000	1,151,879
7.875% 9/1/20		5,695,000	6,541,260
Digital Realty Trust
5.25% 3/15/21		3,750,000	3,696,596
5.875% 2/1/20		2,625,000	2,744,511
Health Care REIT 5.25% 1/15/22		8,500,000	8,309,966
Regency Centers
4.80% 4/15/21		1,740,000	1,702,498
5.875% 6/15/17		2,261,000	2,480,907
			33,703,527
Road & Rail – 0.79%
Burlington Northern Santa Fe
3.60% 9/1/20		960,000	912,365
4.70% 10/1/19		6,430,000	6,725,329
5.65% 5/1/17		1,015,000	1,131,655
5.75% 3/15/18		290,000	323,617
Canadian Pacific Railway 4.45% 3/15/23		4,505,000	4,363,201
#ERAC USA Finance 144A 5.25% 10/1/20		9,410,000	9,707,233
			23,163,400
Semiconductors & Semiconductor Equipment – 0.29%
Analog Devices 3.00% 4/15/16		3,135,000	3,120,388
National Semiconductor 6.60% 6/15/17		4,770,000	5,255,605
			8,375,993
Software – 0.12%
Symantec 4.20% 9/15/20		3,685,000	3,474,417
			3,474,417
Specialty Retail – 0.08%
Best Buy 5.50% 3/15/21		2,375,000	2,334,779
			2,334,779
Wireless Telecommunication Services – 1.53%
America Movil 5.00% 3/30/20		7,045,000	7,299,289
#Crown Castle Towers 144A 4.883% 8/15/20		23,640,000	23,700,330
#MTS International Funding 144A 8.625% 6/22/20		1,497,000	1,719,604
Sprint Nextel 6.00% 12/1/16		2,875,000	2,900,156
Virgin Media Secured Finance
6.50% 1/15/18		4,980,000	5,465,550
#144A 5.25% 1/15/21		3,800,000	3,820,182
			44,905,111
Total Corporate Bonds (Cost $1,186,257,298)			1,224,735,161
Municipal Bonds – 3.13%
Los Angeles, California Department of Water & Power Revenue Build America Bonds
6.574% 7/1/45		15,035,000	15,579,718
Massachusetts State Transportation Fund Revenue Build America Bonds
Recovery Zone Economic Development Bonds 5.731% 6/1/40		5,890,000	6,065,522
New Jersey State Turnpike Authority Revenue
Taxable Build America Bonds Series A 7.102% 1/1/41		12,240,000	13,175,014
New York Metropolitan Transportation Authority Revenue
Taxable Build America Bonds Series E 6.814% 11/15/40		3,355,000	3,472,391
New York Sales Tax Asset Receivables Taxable Series B 4.66% 10/15/14 (NATL-RE) (FGIC)		400,000	424,548
New York Triborough Bridge & Tunnel Authority Revenue Build America Bonds Series A2
5.45% 11/15/32		15,555,000	14,888,157
New York, New York Taxable Build America Bonds Series F1 6.271% 12/1/37		15,875,000	16,480,313
Oregon State Taxable Pension 5.892% 6/1/27		2,915,000	3,053,346
San Francisco Bay Area California Toll Authority Bridge Revenue
Taxable Build America Bonds Series S3 6.907% 10/1/50		10,020,000	10,056,373
University of Missouri Systems Facilities Revenue Board of Curators
Build America Bonds 5.792% 11/1/41		8,385,000	8,702,708
Total Municipal Bonds (Cost $89,117,302)			91,898,090
Non-Agency Asset-Backed Securities – 5.97%
•Ally Master Owner Trust Series 2011-1 A1 1.13% 1/15/16		4,215,000	4,229,199
•American Express Credit Account Master Trust Series 2010-1 B 0.86% 11/16/15		1,915,000	1,915,022
•Bank of America Credit Card Trust Series 2008-A5 A5 1.46% 12/16/13		39,135,000	39,253,814
#Cabela's Master Credit Card Trust Series 2010-2A A1 144A 2.29% 9/17/18		4,650,000	4,573,045
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.29% 3/17/14		1,980,000	1,979,833
Series 2007-A7 A7 5.75% 7/15/20		10,360,000	11,716,264
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16		1,836,010	1,849,739
Series 2010-VT1A A3 2.41% 5/15/13		1,845,000	1,858,222
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.91% 7/15/13		2,375,000	2,372,223
•Series 2006-C1 C1 0.65% 2/20/15		5,000,000	4,934,729
Series 2007-A3 A3 6.15% 6/15/39		7,465,000	8,693,984
•Series 2009-A1 A1 2.01% 3/17/14		4,760,000	4,832,223
•#Citibank Omni Master Trust Series 2009-A8 A8 144A 2.36% 5/16/16		1,530,000	1,553,104
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		90,000	89,013
Series 2006-3 A5 5.948% 11/25/36		4,700,000	3,794,540
CNH Equipment Trust
Series 2008-A A4A 4.93% 8/15/14		1,180,343	1,203,460
Series 2009-C A3 1.85% 12/16/13		1,296,703	1,303,416
Series 2010-A A4 2.49% 1/15/16		5,710,000	5,819,790
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		20,805,000	23,336,683
•Series 2007-A2 A2 0.65% 6/15/15		2,505,000	2,508,624
•Series 2009-A1 A1 1.56% 12/15/14		4,540,000	4,601,177
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	1,960,000	2,019,026
#Ford Credit Auto Lease Trust Series 2009-A A3 144A 3.71% 1/15/14		2,024,071	2,037,933
Ford Credit Auto Owner Trust
Series 2010-A B 2.93% 11/15/15		6,000,000	6,078,642
Series 2010-B B 2.54% 2/15/16		1,835,000	1,838,359
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.81% 9/15/14		2,200,000	2,229,622
General Electric Capital Credit Card Master Note Trust Series 2009-2 A 3.69% 7/15/15		10,000,000	10,353,525
#Great America Leasing Receivables Series 2011-1 A1 144A 1.69% 2/15/14		4,575,000	4,587,886
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		1,145,000	1,152,081
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16		4,040,000	4,107,402
•MBNA Credit Card Master Note Trust Series 2002-C3 C3 1.61% 10/15/14		2,345,000	2,354,319
•Merrill Auto Trust Securitization Series 2007-1 A4 0.32% 12/15/13		864,220	863,695
Mid-State Trust Series 11 A1 4.864% 7/15/38		638,746	632,764
#Navistar Financial Owner Trust Series 2010-B A3 144A 1.08% 3/18/14		4,190,000	4,184,040
=#Sail NIM Series 2003-10A A 144A 7.50% 10/27/33		65,901	0
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		298,458	299,492
Total Non-Agency Asset-Backed Securities (Cost $171,978,743)			175,156,890
Non-Agency Collateralized Mortgage Obligations – 1.56%
•ARM Trust Series 2005-10 3A11 5.286% 1/25/36		2,408,567	2,103,787
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34		2,697,448	2,635,617
Series 2005-9 5A1 5.50% 10/25/20		1,954,478	1,885,674
Bank of America Mortgage Securities
•Series 2003-D 1A2 2.84% 5/25/33		6,203	4,563
•Series 2004-L 4A1 5.141% 1/25/35		1,291,342	1,300,137
@•Bear Stearns Alternative A Trust Series 2006-R1 2E13 3.798% 8/25/36		814,249	242,974
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		1,047,452	1,081,794
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		843,222	849,893
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.73% 8/25/37		286,273	216,387
Countrywide Alternative Loan Trust
Series 2005-57CB 4A3 5.50% 12/25/35		2,173,893	1,894,180
Series 2005-85CB 2A2 5.50% 2/25/36		1,850,641	1,595,582
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36		2,034,118	1,819,773
•Series 2006-HYB1 3A1 2.803% 3/20/36		1,961,466	1,216,813
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		180,490	188,725
First Horizon Asset Securities
Series 2006-3 1A11 6.25% 11/25/36		1,306,223	1,303,928
•Series 2007-AR2 1A1 5.709% 8/25/37		526,232	392,267
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		335,398	339,199
•Series 1999-3 A 8.00% 8/19/29		607,394	609,889
Series 2005-RP1 1A3 8.00% 1/25/35		1,698,861	1,698,411
Series 2005-RP1 1A4 8.50% 1/25/35		1,408,479	1,379,682
•JPMorgan Mortgage Trust Series 2006-A2 3A3 5.662% 4/25/36		3,729,000	3,281,475
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35		508,088	496,036
Series 2006-1 1A3 5.50% 2/25/36		490,843	423,054
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33		198,479	204,064
•MASTR ARM Trust
Series 2003-6 1A2 2.575% 12/25/33		228,010	220,837
Series 2005-6 7A1 5.368% 6/25/35		870,236	752,005
Series 2006-2 4A1 4.972% 2/25/36		1,024,050	964,012
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		1,525,265	1,554,245
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		783,344	779,454
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 2.636% 2/25/35		383,659	262,868
•Residential Funding Mortgage Securities I Series 2006-SA2 3A2 5.837% 8/25/36		126,024	6,818
•Structured ARM Loan Trust
Series 2004-3AC A2 2.519% 3/25/34		202,575	205,539
Series 2006-5 5A4 5.423% 6/25/36		537,808	140,577
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		1,489,493	1,552,910
Series 2004-CB3 1A 6.00% 10/25/34		49,616	51,570
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-7 A2 5.25% 9/25/35		1,403,924	1,041,622
Series 2005-18 1A1 5.50% 1/25/36		1,970,858	1,930,093
Series 2006-7 2A1 6.00% 6/25/36		4,912,259	4,555,099
•Series 2006-AR19 A1 5.476% 12/25/36		2,228,786	2,093,792
Series 2007-13 A7 6.00% 9/25/37		2,533,470	2,457,013
Total Non-Agency Collateralized Mortgage Obligations (Cost $49,538,868)			45,732,358
Regional Bonds – 0.27%Δ
Australia – 0.09%
New South Wales Treasury 6.00% 5/1/20	AUD	2,456,000	2,549,105
			2,549,105
Canada – 0.18%
Ontario Province
4.40% 6/2/19	CAD	428,000	458,957
4.40% 4/14/20		3,635,000	3,769,600
Quebec Province
4.50% 12/1/19	CAD	401,000	430,653
4.50% 12/1/20	CAD	700,000	745,295
			5,404,505
Total Regional Bonds (Cost $7,336,340)			7,953,610
«Senior Secured Loans – 0.28%
Energy Future Holdings Tranche B2 3.786% 10/10/14		7,256,738	6,125,667
Ford Motor Tranche B 3.01% 12/15/13		2,053,812	2,055,629
Total Senior Secured Loans (Cost $7,483,511)			8,181,296
Sovereign Bonds – 4.03% Δ
Australia – 0.88%
Australia Government Bonds
4.50% 4/15/20	AUD	20,234,000	19,530,813
6.00% 2/15/17	AUD	5,850,000	6,266,600
			25,797,413
Belgium – 0.06%
Belgium Government Bond 4.25% 9/28/21	EUR	1,278,000	1,801,999
			1,801,999
Brazil – 0.39%
Brazilian Government International Bond
7.125% 1/20/37		2,180,000	2,588,750
8.875% 10/14/19		2,180,000	2,883,050
10.25% 1/10/28	BRL	5,330,000	3,265,331
12.50% 1/5/22	BRL	3,760,000	2,683,575
			11,420,706
Canada – 0.22%
Canadian Government Bond
3.75% 6/1/19	CAD	4,343,000	4,651,794
4.00% 6/1/41	CAD	1,795,000	1,940,140
			6,591,934
Chile – 0.07%
Chile Government International Bond 5.50% 8/5/20	CLP	948,000,000	1,956,204
			1,956,204
Croatia – 0.11%
#Croatia Government International Bond 144A 6.375% 3/24/21		3,175,000	3,184,776
			3,184,776
Indonesia – 0.20%
Indonesia Treasury Bond
10.50% 8/15/30	IDR	9,211,000,000	1,173,131
11.00% 11/15/20	IDR	34,121,000,000	4,697,107
			5,870,238
Italy – 0.01%
Italy Buoni Poliennali Del Tesoro 4.25% 3/1/20	EUR	174,000	240,127
			240,127
Lithuania – 0.03%
#Lithuania Government International Bond 144A 6.125% 3/9/21		889,000	912,114
			912,114
Mexico – 0.15%
Mexican Bonos 7.50% 6/3/27	MXN	56,640,000	4,500,407
			4,500,407
Norway – 1.40%
Eksportfinans 5.50% 5/25/16		11,775,000	13,234,818
#Kommunalbanken 144A 1.75% 10/5/15		6,200,000	6,017,174
Norway Government Bond
4.50% 5/22/19	NOK	68,156,000	12,999,997
5.00% 5/15/15	NOK	45,341,000	8,730,080
			40,982,069
Philippines – 0.11%
Philippine Government International Bond
4.95% 1/15/21	PHP	92,000,000	2,086,029
6.375% 10/23/34		1,000,000	1,057,500
			3,143,529
Poland – 0.10%
Poland Government Bond 5.50% 10/25/19	PLN	8,712,000	2,934,418
			2,934,418
Sweden – 0.27%
Svensk Exportkredit 1.75% 10/20/15		4,865,000	4,726,401
Sweden Government Bond 5.00% 12/1/20	SEK	18,400,000	3,306,500
			8,032,901
Turkey – 0.03%
Turkey Government International Bond 5.625% 3/30/21		1,000,000	1,025,000
			1,025,000
Total Sovereign Debt (Cost $111,584,545)			118,393,835
Supranational Banks – 0.92%
European Investment Bank
4.00% 2/16/21	ZAR	10,785,000	10,943,787
9.00% 12/21/18	ZAR	23,400,000	3,455,118
Inter-American Development Bank 5.375% 5/27/14	AUD	5,703,000	5,887,142
International Bank for Reconstruction & Development 7.50% 7/30/14	NZD	7,920,000	6,677,438
Total Supranational Banks (Cost $24,285,037)			26,963,485
U.S. Treasury Obligations – 10.62%
U.S. Treasury Bond 4.25% 11/15/40		12,220,000	11,689,200
U.S. Treasury Inflation Index Note 0.50% 4/15/15		13,957,507	14,504,906
U.S. Treasury Notes
1.25% 3/15/14		780,000	779,880
2.25% 3/31/16		175,290,000	175,522,609
2.75% 2/28/18		7,735,000	7,677,591
3.625% 2/15/21		100,135,000	101,574,441
Total U.S. Treasury Obligations (Cost $309,592,797)			311,748,627
		Number of
		Shares
Preferred Stock – 0.38%
Alabama Power 5.625%		112,235	2,672,596
#Ally Financial 144A 7.00% 12/31/11		3,000	2,791,688
•PNC Financial Services Group 8.25%		5,270,000	5,615,016
Total Preferred Stock (Cost $10,467,271)			11,079,300
		Principal
		Amount¡
Short-Term Investments – 17.13%
Certificates of Deposit – 2.04%
Bank of Montreal Chicago 0.17% 4/1/11		35,000,000	34,999,951
Bank of Nova Scotia 0.19% 4/28/11		25,000,000	25,000,000
			59,999,951
≠Discounted Commercial Paper – 13.04%
Abbey National Treasury Services 0.18% 4/12/11		23,735,000	23,733,771
Allianz Finance 0.15% 4/4/11		29,815,000	29,814,603
BNP Paribas Canada 0.13% 4/1/11		35,000,000	35,000,000
Credit Agricole North America
0.22% 4/12/11		25,000,000	24,998,893
0.23% 4/18/11		10,000,000	9,999,250
DNB Nor Bank Asa
0.14% 4/5/11		20,000,000	19,999,584
0.19% 6/1/11		8,710,000	8,705,935
HSBC USA 0.19% 4/25/11		25,000,000	24,996,910
John Deere Credit 0.18% 5/3/11		20,000,000	19,996,406
Koch Resources
0.18% 4/29/11		27,700,000	27,694,956
0.19% 4/13/11		10,000,000	9,999,404
Massachusetts Health & Education Facilities Authority Revenue 0.23% 4/5/11		6,127,000	6,126,816
Nordea North America 0.23% 4/25/11		30,000,000	29,996,292
Novartis Finance 0.19% 4/18/11		35,000,000	34,997,375
Procter & Gamble 0.18% 4/8/11		19,750,000	19,749,386
Roche Holdings 0.17% 5/12/11		16,920,000	16,915,736
Total Capital Canada 0.17% 4/20/11		29,000,000	28,997,471
University of Chicago 0.25% 6/1/11		11,000,000	10,995,270
			382,718,058
≠Discount Note – 0.17%
Federal Home Loan Bank 0.45% 3/6/12		5,000,000	5,000,150
			5,000,150
		Number of
		Shares
Money Market Mutual Fund – 1.88%
Dreyfus Treasury & Agency Cash Management Fund		55,128,636	55,128,636
			55,128,636
Total Short-Term Investments (Cost $502,848,353)			496,719,979

Total Value of Securities – 111.74%
(Cost $3,195,080,026)			3,279,441,674
Liabilities Net of Receivables and Other Assets (See Notes) – (11.74%)z			(344,499,780)
Net Assets Applicable to 212,436,667 Shares Outstanding – 100.00%			$2,934,941,894

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MYR – Malaysian Ringgit
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP - Philippine Peso
PLN – Polish Zloty
SEK – Swedish Krona
USD – United States Dollar
ZAR – South African Rand

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
∞Fully or partially pledged as collateral for futures contracts.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $314,594,726, which represented 10.72% of the Fund’s net assets. See Note 4 in "Notes."
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2011.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $4,115,077, which represented 0.14% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.
≠The rate shown is the effective yield at the time of purchase.
zOf this amount, $440,835,041 represents payables for securities purchased and $94,560,309 represents receivables for fund shares sold and investment interest as of March 31, 2011.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays
CITI – Citibank
FGIC – Insured by Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSC – Goldman Sachs & Co.
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transaction, Inc.
MSC – Morgan Stanley & Co.
NATL-RE – Insured by National Public Finance Guarantee Corporation
NCUA – National Credit Union Administration
NIM – Net Interest Margin
REMIC –- Real Estate Mortgage Investment Conduits
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settle Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(2,972,055)	USD	2,930,000	4/8/11	$ (143,333)
BAML	EUR	9,796	USD	(13,552)	4/8/11	330
BAML	MXN	70,646,000	USD	(5,824,024)	4/8/11	109,606
BCLY	EUR	(2,171,508)	USD	3,004,216	4/8/11	(72,786)
CITI	AUD	(7,711,167)	USD	7,753,000	4/8/11	(220,940)
GSC	GBP	(5,232,051)	USD	8,534,888	4/8/11	142,888
HSBC	AUD	(7,889,408)	USD	7,753,000	4/8/11	(405,255)
HSBC	EUR	(5,527,989	USD	7,647,143	4/8/11	(185,954)
JPMC	BRL	(14,610,707)	USD	8,748,926	4/8/11	(188,417)
JPMC	CLP	1,067,580,000	USD	(2,235,770)	4/8/11	421
JPMC	EUR	(1,608,035)	USD	2,221,178	4/8/11	(57,388)
JPMC	MYR	22,050,155	USD	(7,227,189)	4/8/11	54,656
MSC	AUD	(12,957,810)	USD	12,743,000	4/8/11	(656,373)
MSC	CHF	2,001,446	USD	(2,155,196)	4/8/11	23,951
MSC	EUR	5,071,313	USD	(7,002,064)	4/8/11	183,929
MSC	JPY	235,214,700	USD	(2,940,000)	4/8/11	(111,921)
MSC	KRW	7,076,661,500	USD	(6,311,966)	4/8/11	138,838
MSC	MYR	(12,895,211)	USD	4,227,522	4/8/11	(30,993)
						$ (1,418,741)

Futures Contracts
				Unrealized
Contracts	Notional	Notional		Appreciation
to Sell	Proceeds	Value	Expiration Date	(Depreciation)
503 U.S. Treasury 5 yr Notes	$58,681,627	$58,744,899	6/30/11	$(63,272)
1,043 U.S. Treasury 10 yr Notes	124,026,124	124,149,594	6/21/11	(123,470)
	$182,707,751	$182,894,493		$(186,742)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Bond Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,196,797,665
Aggregate unrealized appreciation	$103,452,894
Aggregate unrealized depreciation	(20,808,885)
Net unrealized appreciation	$82,644,009

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$961,859,380	$2,019,026	$963,878,406
Corporate Debt	-	1,234,665,752	10,013,774	1,244,679,526
Foreign Debt	-	153,310,930	-	153,310,930
Municipal Bonds	-	91,898,090	-	91,898,090
U.S. Treasury Obligations	-	311,748,627	-	311,748,627
Short-Term Investments	55,128,636	447,718,159	-	502,846,795
Preferred Stock	-	11,079,300	-	11,079,300
Total	$55,128,636	$3,212,280,238	$12,032,800	$3,279,441,674

Foreign Currency Exchange Contracts	$-	$(1,418,741)	$-	$(1,418,741)
Futures Contracts	$(186,742)	$-	$-	$(186,742)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Corporate
	Securities	Debt	Total
Balance as of 12/31/10	$4,719,094	$-	$4,719,094
Purchases	1,993,288	9,805,265	11,798,553
Sales	(4,714,504)	-	(4,714,504)
Net realized gain	14,504	-	14,504
Net change in unrealized
appreciation/depreciation	6,644	208,509	215,153
Balance as of 3/31/11	$2,019,026	$10,013,774	$12,032,800

Net change in unrealized
appreciation/depreciation
from investments
still held as of 3/31/11	$25,738	$208,509	$234,247

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives
U.S.GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of March 31, 2011 was as follows:

	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign currency exchange contracts (Forward currency contracts)	Liabilities net of receivables and other assets	$142,888	Liabilities net of receivables and other assets	$(1,561,629)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	-	Liabilities net of receivables and other assets	(186,742)
Total		$142,888		$(1,748,371)
The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2011 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign currency exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(2,753,102)*	$546,798
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	515,306	(2,541,905)
Total		$(2,237,796)	$(1,995,107)

*Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported on the Fund’s Statement of Operations.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2011, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Special Opportunities Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.14%
Aerospace & Defense – 1.60%
Alliant Techsystems	46,500	$3,286,155
Goodrich	90,200	7,714,806
		11,000,961
Auto Components – 3.16%
†Borg Warner	121,000	9,642,490
Johnson Controls	292,000	12,138,440
		21,780,930
Beverages – 0.65%
Dr. Pepper Snapple Group	120,000	4,459,200
		4,459,200
Capital Markets – 2.58%
Federated Investors Class B	193,300	5,170,775
Northern Trust	83,500	4,237,625
Raymond James Financial	219,550	8,395,592
		17,803,992
Chemicals – 7.33%
Celanese Class A	238,800	10,595,556
Cytec Industries	237,200	12,896,564
FMC	189,500	16,094,235
†Solutia	429,800	10,916,920
		50,503,275
Commercial Banks – 4.37%
Associated Banc-Corp	175,900	2,612,115
BancorpSouth	215,800	3,334,110
Bank of Hawaii	184,500	8,822,790
First Horizon National	633,810	7,105,010
Regions Financial	602,400	4,373,424
Zions Bancorp	168,800	3,892,528
		30,139,977
Commercial Services & Supplies – 1.20%
Brink's	126,000	4,171,860
Donnelley (R.R.) & Sons	217,200	4,109,424
		8,281,284
Communications Equipment – 0.45%
†Polycom	59,300	3,074,705
		3,074,705
Construction & Engineering – 1.48%
KBR	269,800	10,190,346
		10,190,346
Containers & Packaging – 2.38%
†Crown Holdings	245,300	9,463,674
†Owens-Illinois	229,800	6,937,662
		16,401,336
Diversified Consumer Services – 1.04%
Service International	649,700	7,185,682
		7,185,682
Electric Utilities – 1.67%
Edison International	175,600	6,425,204
PPL	200,300	5,067,590
		11,492,794
Electrical Equipment – 3.12%
Regal-Beloit	123,400	9,110,622
Rockwell Automation	130,600	12,361,290
		21,471,912
Electronic Equipment, Instruments & Components – 1.91%
†Agilent Technologies	144,700	6,479,666
†Avnet	196,300	6,691,867
		13,171,533
Energy Equipment & Services – 2.52%
ENSCO ADR	174,200	10,075,728
†Rowan	165,400	7,307,372
		17,383,100
Food Products – 0.51%
Tyson Food Class A	181,900	3,490,661
		3,490,661
Gas Utilities – 1.05%
EQT	108,200	5,399,180
Questar	105,500	1,840,975
		7,240,155
Health Care Equipment & Supplies – 0.85%
Becton, Dickinson	74,000	5,891,880
		5,891,880
Health Care Providers & Services – 2.80%
McKesson	138,300	10,932,615
Universal Health Services Class B	169,300	8,365,113
		19,297,728
Hotels, Restaurants & Leisure – 0.47%
Starwood Hotels & Resorts Worldwide	56,000	3,254,720
		3,254,720
Household Durables – 2.11%
DR Horton	280,933	3,272,869
Fortune Brands	86,400	5,347,296
Newell Rubbermaid	308,600	5,903,518
		14,523,683
Insurance – 7.79%
American Financial Group	274,650	9,618,243
Berkley (W.R.)	381,850	12,299,389
HCC Insurance Holdings	225,300	7,054,143
Loews	82,400	3,550,616
Reinsurance Group of America	150,600	9,454,668
Stancorp Financial Group	79,700	3,675,764
Torchmark	121,000	8,044,080
		53,696,903
IT Services – 1.91%
Computer Sciences	123,400	6,013,282
†Fiserv	114,600	7,187,712
		13,200,994
Leisure Equipment & Products – 0.90%
Hasbro	132,500	6,206,300
		6,206,300
Life Sciences Tools & Services – 0.85%
†Thermo Fisher Scientific	106,100	5,893,855
		5,893,855
Machinery – 5.32%
Cummins	111,900	12,266,478
Eaton	94,000	5,211,360
Gardner Denver	127,500	9,948,825
Parker Hannifin	97,750	9,254,970
		36,681,633
Media – 0.44%
Meredith	89,500	3,035,840
		3,035,840
Metals & Mining – 4.16%
Cliffs Natural Resources	186,400	18,319,392
Walter Energy	76,700	10,387,481
		28,706,873
Multiline Retail – 2.08%
†Dollar Tree	116,400	6,462,528
Macy's	247,700	6,009,202
†Saks	165,700	1,874,067
		14,345,797
Multi-Utilities – 1.98%
Public Service Enterprise Group	213,400	6,724,234
Wisconsin Energy	226,800	6,917,400
		13,641,634
Oil, Gas & Consumable Fuels – 9.88%
El Paso	480,200	8,643,600
†Forest Oil	384,400	14,541,852
†Newfield Exploration	295,600	22,468,556
QEP Resources	105,500	4,276,970
†Whiting Petroleum	167,400	12,295,530
Williams	188,500	5,877,430
		68,103,938
Personal Products – 0.74%
Herbalife	62,900	5,117,544
		5,117,544
Pharmaceuticals – 1.42%
†Watson Pharmaceuticals	174,200	9,756,942
		9,756,942
Professional Services – 0.82%
Manpower	89,800	5,646,624
		5,646,624
Real Estate Investment Trusts – 3.28%
Boston Properties	65,300	6,193,705
Brandywine Realty Trust	367,500	4,461,450
Highwoods Properties	275,500	9,645,255
Kimco Realty	126,600	2,321,844
Simon Property Group	2	214
		22,622,468
Road & Rail – 2.88%
Canadian National Railway	112,100	8,437,767
CSX	144,900	11,389,140
		19,826,907
Semiconductors & Semiconductor Equipment – 0.82%
†Marvell Technology Group	207,700	3,229,735
National Semiconductor	166,700	2,390,478
		5,620,213
Software – 2.60%
†Adobe Systems	101,900	3,379,004
†Compuware	614,200	7,094,010
†Synopsys	268,400	7,421,260
		17,894,274
Specialty Retail – 4.38%
American Eagle Outfitters	435,600	6,921,684
Gap	344,900	7,815,434
PETsMART	186,300	7,628,985
Tiffany & Co	127,800	7,852,032
		30,218,135
Textiles, Apparel & Luxury Goods – 1.06%
VF	74,100	7,301,073
		7,301,073
Tobacco – 1.58%
Reynolds American	305,800	10,865,074
		10,865,074
Total Common Stock (Cost $411,495,139)		676,422,875
	Principal
	Amount
	(U.S. $)
Short-Term Investments – 1.72%
≠Discounted Commercial Paper – 1.70%
Statoil 0.11% 4/1/11	$11,720,000	11,720,000
		11,720,000
	Number of
	Shares
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund	104,551	104,551
		104,551
Total Short-Term Investments (Cost $11,824,551)		11,824,551
Total Value of Securities – 99.86%
(Cost $423,319,690)		688,247,426
Receivables and Other Assets Net of Liabilities (See Notes) – 0.14%		962,017
Net Assets Applicable to 16,194,475 Shares Outstanding – 100.00%		$689,209,443

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Special Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value.

Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$423,338,764
Aggregate unrealized appreciation	$284,813,321
Aggregate unrealized depreciation	(19,904,659)
Net unrealized appreciation	$264,908,662

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities

(such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$676,422,875	$ -	$676,422,875
Short-Term Investments	104,551	11,720,000	11,824,551
Total	$676,527,426	$11,720,000	$688,247,426

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Wells Fargo Intrinsic Value Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.44%
Aerospace & Defense – 4.52%
Boeing	144,000	$10,645,920
Northrop Grumman	163,000	10,221,730
		20,867,650
Beverages – 2.21%
Diageo ADR	134,000	10,213,480
		10,213,480
Capital Markets – 3.26%
Northern Trust	189,500	9,617,125
Schwab (Charles)	301,900	5,443,257
		15,060,382
Chemicals – 2.71%
Dow Chemical	331,000	12,495,250
		12,495,250
Commercial Banks – 8.53%
Banco Santander ADR	1,030,615	12,078,808
East West Bancorp	285,000	6,258,600
M&T Bank	114,000	10,085,580
Zions Bancorp	475,000	10,953,500
		39,376,488
Computers & Peripherals – 9.57%
†Apple	35,000	12,195,750
†EMC	584,000	15,505,200
International Business Machines	101,000	16,470,069
		44,171,019
Diversified Financial Services – 4.21%
Bank of America	580,000	7,731,400
JPMorgan Chase	254,000	11,709,400
		19,440,800
Energy Equipment & Services – 1.59%
†Weatherford International	324,000	7,322,400
		7,322,400
Food & Staples Retailing – 1.68%
Safeway	329,000	7,744,660
		7,744,660
Food Products – 6.05%
Heinz (H.J.)	196,000	9,568,720
Hershey	185,000	10,054,750
Unilever	265,000	8,310,400
		27,933,870
Gas Utilities – 1.22%
Questar	323,000	5,636,350
		5,636,350
Health Care Equipment & Supplies – 4.70%
Baxter International	200,900	10,802,393
†Hospira	197,000	10,874,400
		21,676,793
Industrial Conglomerates – 0.25%
†Huntington Ingalls Industries	27,167	1,127,417
		1,127,417
Internet Software & Services – 2.75%
†eBay	408,000	12,664,320
		12,664,320
Machinery – 5.71%
Deere	150,000	14,533,500
SPX	149,000	11,829,110
		26,362,610
Media – 2.62%
Time Warner	338,000	12,066,600
		12,066,600
Multiline Retail – 3.92%
Nordstrom	239,000	10,726,320
Penney (J.C.)	205,500	7,379,505
		18,105,825
Multi-Utilities – 1.90%
NextEra Energy	159,000	8,764,080
		8,764,080
Oil, Gas & Consumable Fuels – 7.12%
ConocoPhillips	175,000	13,975,500
Hess	137,000	11,673,770
QEP Resources	177,500	7,195,850
		32,845,120
Pharmaceuticals – 4.25%
Abbott Laboratories	236,000	11,575,800
Lilly (Eli)	228,500	8,036,345
		19,612,145
Semiconductors & Semiconductor Equipment – 2.50%
Texas Instruments	333,000	11,508,480
		11,508,480
Software – 5.66%
†Intuit	205,000	10,885,500
Oracle	457,000	15,250,090
		26,135,590
Specialty Retail – 2.61%
Home Depot	325,000	12,044,500
		12,044,500
Textiles, Apparel & Luxury Goods – 2.79%
Polo Ralph Lauren	104,000	12,859,600
		12,859,600
Wireless Telecommunication Services – 2.11%
Vodafone Group ADR	339,000	9,746,250
	9,746,250
Total Common Stock (Cost $325,189,519)		435,781,679

Short-Term Investment – 5.54%
Money Market Mutual Fund – 5.54%
Dreyfus Treasury & Agency Cash Management Fund	25,563,893	25,563,893
Total Short-Term Investment (Cost $25,563,893)		25,563,893
Total Value of Securities – 99.98%
(Cost $350,753,412)		461,345,572
Receivables and Other Assets Net of Liabilities (See Notes) – 0.02%		98,298
Net Assets Applicable to 32,238,518 Shares Outstanding – 100.00%		$461,443,870

†Non income producing security.
ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wells Fargo Intrinsic Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$355,906,762
Aggregate unrealized appreciation	$113,232,304
Aggregate unrealized depreciation	(7,793,494)
Net unrealized appreciation	$105,438,810

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $136,269,306 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $55,576,060 expires in 2016 and $80,693,246 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)
(e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:
Level 1
Common Stock	$435,781,679
Short-Term Investment	25,563,893
Total	$461,345,572

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.72%
Aerospace & Defense – 1.84%
Elbit Systems	7,600	$419,292
Empresa Brasileira de Aeronautica ADR	24,400	822,280
Goodrich	16,100	1,377,033
Precision Castparts	14,200	2,089,956
Rockwell Collins	16,300	1,056,729
†TransDigm Group	6,700	561,661
		6,326,951
Air Freight & Logistics – 1.24%
Expeditors International Washington	37,300	1,870,222
Robinson (C.H.) Worldwide	32,400	2,401,812
		4,272,034
Airlines – 0.58%
SkyWest	42,400	717,408
Southwest Airlines	102,100	1,289,523
		2,006,931
Auto Components – 0.46%
Gentex	32,600	986,150
†WABCO Holdings	9,600	591,744
		1,577,894
Beverages – 0.31%
Brown-Forman Class B	15,475	1,056,943
		1,056,943
Biotechnology – 2.39%
†Alexion Pharmaceuticals	16,500	1,628,220
†BioMarin Pharmaceuticals	17,200	432,236
†Cephalon	8,500	644,130
†Dendreon	23,600	883,348
†Human Genome Sciences	42,900	1,177,605
†Myriad Genetics	18,200	366,730
†Regeneron Pharmaceuticals	35,200	1,581,888
†Vertex Pharmaceuticals	32,000	1,533,760
		8,247,917
Capital Markets – 2.42%
Eaton Vance	35,400	1,141,296
Invesco	63,500	1,623,060
Janus Capital Group	44,800	558,656
Lazard Class A	29,500	1,226,610
Northern Trust	24,500	1,243,375
SEI Investments	19,900	475,212
TD Ameritrade Holding	67,200	1,402,464
Waddell & Reed Financial	16,200	657,882
		8,328,555
Chemicals – 1.91%
Air Products & Chemicals	14,400	1,298,592
Albemarle	10,100	603,677
CF Industries Holdings	7,200	984,888
Ecolab	12,500	637,750
†Intrepid Potash	20,700	720,774
Sigma-Aldrich	9,500	604,580
Sociedad Quimica y Minera de Chile ADR	31,100	1,718,586
		6,568,847
Commercial Banks – 1.20%
City National	8,000	456,400
Fifth Third Bancorp	39,900	553,812
First Horizon National	46,967	526,500
†Popular	177,232	515,745
Regions Financial	58,100	421,806
†SVB Financial Group	10,500	597,765
TCF Financial	37,200	589,992
Zions Bancorp	20,400	470,424
		4,132,444
Commercial Services & Supplies – 1.87%
†American Reprographics	52,100	539,235
†Copart	13,500	584,955
Corporate Executive Board	12,800	516,736
†Green Dot Class A	25,600	1,098,495
Iron Mountain	20,625	644,119
Republic Services	32,850	986,814
Ritchie Bros Auctioneers	25,200	709,380
†Stericycle	8,800	780,296
Waste Connections	19,950	574,361
		6,434,391
Communications Equipment – 1.28%
†Ciena	34,100	885,236
†F5 Networks	5,200	533,364
†JDS Uniphase	21,300	443,892
†Juniper Networks	44,600	1,876,768
†Polycom	13,100	679,235
		4,418,495
Computers & Peripherals – 1.68%
†Logitech International	19,700	357,161
†NetApp	39,600	1,907,928
†QLogic	43,600	808,780
†Seagate Technology	74,300	1,069,920
†Teradata	32,200	1,632,540
		5,776,329
Construction & Engineering – 1.03%
Fluor	31,600	2,327,656
†Foster Wheeler	17,000	639,540
†Quanta Services	26,200	587,666
		3,554,862
Construction Materials – 0.33%
Vulcan Materials	24,900	1,135,440
		1,135,440
Consumer Finance – 0.22%
†SLM	49,300	754,290
		754,290
Diversified Consumer Services – 0.27%
†New Oriental Education & Technology Group ADR	4,700	470,329
Strayer Education	3,500	456,715
		927,044
Diversified Financial Services – 2.24%
BankUnited
		24,300
	697,653
CBOE Holdings	36,900	1,068,993
†IntercontinentalExchange	17,500	2,161,950
Moody's	51,000	1,729,410
†MSCI	39,500	1,454,390
NYSE Euronext	17,200	604,924
		7,717,320
Electrical Equipment – 3.13%
AMETEK	31,950	1,401,647
Cooper Industries	29,900	1,940,510
†First Solar	10,700	1,720,988
†General Cable	17,900	775,070
Hubbell Class B	18,400	1,306,952
†II-VI	16,100	800,975
Rockwell Automation	13,400	1,268,310
Roper Industries	18,100	1,564,926
		10,779,378
Electronic Equipment, Instruments & Components – 2.17%
Amphenol Class A	28,400	1,544,676
†Dolby Laboratories Class A	32,600	1,604,246
†Itron	7,100	400,724
Jabil Circuit	47,100	962,253
National Instruments	25,275	828,262
†Trimble Navigation	42,200	2,132,788
		7,472,949
Energy Equipment & Services – 3.17%
†Cameron International	36,900	2,106,990
Core Laboratories	14,600	1,491,682
Diamond Offshore Drilling	10,700	831,390
†Dresser-Rand Group	12,800	686,336
†Dril-Quip	7,400	584,822
†FMC Technologies	31,100	2,938,328
†Nabors Industries	19,900	604,562
†Oceaneering International	14,200	1,270,190
†TETRA Technologies	26,100	401,940
		10,916,240
Food & Staples Retailing – 0.56%
Whole Foods Market	29,200	1,924,280
		1,924,280
Food Products – 0.89%
Campbell Soup	18,600	615,846
Hershey	18,400	1,000,040
McCormick	16,900	808,327
Smucker (J.M.)	9,100	649,649
		3,073,862
Health Care Equipment & Supplies – 3.25%
†American Medical System Holdings	22,000	476,080
†Arthrocare	7,000	233,380
Bard (C.R.)	20,300	2,015,993
DENTSPLY International	22,600	835,974
†Edwards Lifesciences	14,200	1,235,400
†Gen-Probe	8,700	577,245
†Hologic	30,200	670,440
†IDEXX Laboratories	19,000	1,467,180
†Intuitive Surgical	2,800	933,688
†Masimo	12,900	426,990
†ResMed	15,200	456,000
†Thoratec	15,800	409,694
†Varian Medical Systems	14,800	1,001,072
†Zimmer Holdings	7,300	441,869
		11,181,005
Health Care Providers & Services – 3.59%
AmerisourceBergen	76,200	3,014,472
CIGNA	13,600	602,208
†Community Health Systems	22,400	895,776
†DaVita	17,200	1,470,772
†Humana	8,000	559,520
†Laboratory Corporation America Holdings	19,100	1,759,683
Patterson	12,800	412,032
Quest Diagnostics	26,700	1,541,124
†Schein (Henry)	20,100	1,410,417
Universal Health Services Class B	13,800	681,858
		12,347,862
Health Care Technology – 0.64%
†Allscripts Healthcare Solutions	38,600	810,214
†Cerner	12,600	1,401,120
		2,211,334
Hotels, Restaurants & Leisure – 5.02%
†Chipotle Mexican Grill Class A	5,300	1,443,561
Choice Hotels International	29,000	1,126,650
†Ctrip.com International ADR	26,100	1,082,889
†Hyatt Hotels Class A	10,400	447,616
International Game Technology	46,200	749,826
†Madison Square Garden Class A	38,600	1,041,814
Marriott International Class A	61,257	2,179,524
†Panera Bread Class A	11,300	1,435,100
†Royal Caribbean Cruises	44,300	1,827,818
Starwood Hotels & Resorts Worldwide	40,400	2,348,048
Tim Hortons	26,300	1,191,653
†WMS Industries	24,050	850,168
Wynn Resorts	12,300	1,565,175
		17,289,842
Household Durables – 0.25%
†Toll Brothers	43,400	858,018
		858,018
Household Products – 0.70%
Church & Dwight	16,800	1,332,912
Clorox	15,300	1,072,071
		2,404,983
Independant Power Producers & Energy Traders – 0.53%
†Calpine	74,200	1,177,554
†NRG Energy	30,900	665,586
		1,843,140
Industrial Conglomerates – 0.40%
†McDermott International	53,900	1,368,521
		1,368,521
Insurance – 1.59%
†Arch Capital Group	6,500	644,735
AXIS Capital Holdings	17,700	618,084
Berkley (W.R.)	12,500	402,625
Brown & Brown	78,100	2,014,980
HCC Insurance Holdings	17,700	554,187
Principal Financial Group	18,300	587,613
RenaissanceRe Holdings	9,300	641,607
		5,463,831
Internet & Catalog Retail – 1.52%
Expedia	32,300	731,918
†Liberty Media-Interactive Class A	7,700	597,520
†priceline.com	7,700	3,899,588
		5,229,026
Internet Software & Services – 1.63%
†Akamai Technologies	16,500	627,000
†Equinix	7,600	692,360
†Rackspace Hosting	17,400	745,590
†Sina	16,300	1,744,752
†VeriSign	17,300	626,433
†VistaPrint	12,300	638,370
†WebMD Health Class A	10,400	555,568
		5,630,073
IT Services – 2.13%
Computer Sciences	8,000	389,840
Fidelity National Information Services	8,729	285,351
†Fortinet	16,200	712,800
†Genpact	31,700	459,016
Global Payments	13,300	650,636
Paychex	52,000	1,630,720
†Verisk Analytics Class A	19,100	625,716
Western Union	123,700	2,569,249
		7,323,328
Leisure Equipment & Products – 0.52%
Mattel	72,500	1,807,425
		1,807,425
Life Sciences Tools & Services – 2.62%
†Bruker	40,700	848,595
†Charles River Laboratories International	13,200	506,616
†Covance	8,300	454,176
†Illumina	20,800	1,457,456
†Life Technologies	34,700	1,818,974
†Mettler-Toledo International	8,200	1,410,400
†QIAGEN	26,600	533,330
Techne	8,000	572,800
†Waters	16,200	1,407,780
		9,010,127
Machinery – 5.02%
†Babcock & Wilcox	39,200	1,308,496
CLARCOR	14,600	655,978
Cummins	38,000	4,165,560
Donaldson	16,900	1,035,801
Flowserve	8,000	1,030,400
Graco	22,400	1,018,976
Harsco	14,700	518,763
IDEX	13,125	572,906
Joy Global	25,400	2,509,774
PACCAR	15,700	821,895
Pall	15,600	898,716
†Terex	14,400	533,376
Valmont Industries	9,400	981,078
Wabtec	18,000	1,220,940
		17,272,659
Media – 2.53%
†Central European Media Enterprises	13,200	278,520
CTC Media	29,000	683,530
†Discovery Communications Class C	66,000	2,323,860
†Liberty Media-Starz Class A	126,000	2,021,040
McGraw-Hill	52,800	2,080,320
Omnicom Group	26,800	1,314,808
		8,702,078
Metals & Mining – 3.13%
Agnico-Eagle Mines	9,900	656,865
Carpenter Technology	18,700	798,677
Cliffs Natural Resources	17,000	1,670,760
Compass Minerals International	25,600	2,394,368
Eldorado Gold	66,900	1,087,794
HudBay Minerals	71,900	1,172,689
†Stillwater Mining	31,000	710,830
United States Steel	14,200	765,948
Walter Energy	11,100	1,503,273
		10,761,204
Multiline Retail – 1.01%
†Dollar General	26,000	815,100
†Dollar Tree	24,950	1,385,224
Kohl's	24,300	1,288,872
		3,489,196
Office Electronics – 0.13%
†Zebra Technologies	11,750	461,070
		461,070
Oil, Gas & Consumable Fuels – 3.99%
Arch Coal	38,724	1,395,613
Cimarex Energy	8,800	1,014,112
†Concho Resources	22,900	2,457,170
†Continental Resources	17,900	1,279,313
†Forest Oil	9,700	366,951
Murphy Oil	7,800	572,676
†Newfield Exploration	8,700	661,287
Peabody Energy	17,000	1,223,320
QEP Resources	16,400	664,856
Range Resources	33,700	1,970,102
SM Energy	9,300	689,967
†Southwestern Energy	12,000	515,640
†Ultra Petroleum	18,600	916,050
		13,727,057
Personal Products – 0.80%
Avon Products	78,200	2,114,528
Mead Johnson Nutrition Class A	11,000	637,230
		2,751,758
Pharmaceuticals – 0.78%
†SXC Health Solutions	24,700	1,353,560
Valeant Pharmaceuticals International	27,000	1,344,870
		2,698,430
Professional Services – 0.70%
Dun & Bradstreet	4,200	337,008
Equifax	13,200	512,820
Manpower	9,600	603,648
Robert Half International	31,300	957,780
		2,411,256
Real Estate Management & Development – 0.97%
†Forest City Enterprises Class A	44,600	839,818
Jones Lang Lasalle	25,100	2,503,474
		3,343,292
Road & Rail – 1.05%
†Hertz Global Holdings	67,600	1,056,588
†Kansas City Southern	24,300	1,323,135
Landstar System	27,200	1,242,496
		3,622,219
Semiconductors & Semiconductor Equipment – 7.35%
Altera	46,400	2,042,528
Analog Devices	43,800	1,724,844
ARM Holdings	31,500	887,355
†Fairchild Semiconductor International	21,200	385,840
†GT Solar International	55,300	589,498
Intersil Class A	24,400	303,780
KLA-Tencor	11,100	525,807
†Lam Research	32,400	1,835,784
Linear Technology	49,000	1,647,870
†Marvell Technology Group	115,400	1,794,470
Maxim Integrated Products	22,100	565,760
†MEMC Electronic Materials	32,600	422,496
Microchip Technology	35,400	1,345,554
National Semiconductor	90,400	1,296,336
†NVIDIA	91,400	1,687,244
†ON Semiconductor	65,700	648,459
†Rovi	32,500	1,743,625
†Silicon Laboratories	26,900	1,162,349
†Skyworks Solutions	20,700	671,094
†TriQuint Semiconductor	65,200	841,732
†Varian Semiconductor Equipment Associates	16,600	807,922
Xilinx	72,000	2,361,599
		25,291,946
Software – 7.07%
†Adobe Systems	32,100	1,064,436
†ANSYS	22,900	1,240,951
†Autodesk	38,600	1,702,646
†BMC Software	30,700	1,527,018
CA	25,400	614,172
†Check Point Software Technologies	43,100	2,200,255
†Citrix Systems	20,700	1,520,622
†Concur Technologies	21,700	1,203,265
†Electronics Arts	38,200	746,046
FactSet Research Systems	10,550	1,104,902
†Informatica	30,400	1,587,792
†Intuit	38,200	2,028,420
†MICROS Systems	18,800	929,284
†Nuance Communications	131,500	2,572,139
†Red Hat	31,700	1,438,863
†salesforce.com	9,000	1,202,220
Solera Holdings	16,500	843,150
†TIBCO Software	30,500	831,125
		24,357,306
Specialty Retail – 5.52%
Advance Auto Parts	9,200	603,704
†AutoZone	4,000	1,094,240
†Bed Bath & Beyond	42,400	2,046,648
†CarMax	63,100	2,025,510
Chico'S FAS	44,100	657,090
†Dick's Sporting Goods	21,600	863,568
Gap	25,400	575,564
Men's Wearhouse	18,350	496,551
†O'Reilly Automotive	28,300	1,626,118
PETsMART	18,500	757,575
Ross Stores	32,000	2,275,840
Sherwin-Williams	13,500	1,133,865
Staples	20,200	392,284
Tiffany & Co	28,300	1,738,752
Tractor Supply	12,000	718,320
†Urban Outfitters	40,300	1,202,149
Williams-Sonoma	19,600	793,800
		19,001,578
Textiles, Apparel & Luxury Goods – 1.27%
Coach	64,500	3,356,580
†Fossil	10,800	1,011,420
		4,368,000
Tobacco – 0.18%
Lorillard	6,500	617,565
		617,565
Trading Companies & Distributors – 1.05%
Fastenal	26,500	1,717,995
Grainger (W.W.)	13,700	1,886,216
		3,604,211
Wireless Telecommunication Services – 1.59%
†Crown Castle International	68,200	2,901,910
†NII Holdings	25,200	1,050,084
†SBA Communications Class A	38,800	1,539,584
		5,491,578
Total Common Stock (Cost $225,590,293)		343,344,314

Preferred Stock – 0.21%
=@Groupon Series G	22,708	717,346
Total Preferred Stock (Cost $717,346)		717,346

Short-Term Investment – 0.14%
Money Market Mutual Fund – 0.14%
Dreyfus Treasury & Agency Cash Management Fund	492,594	492,594
Total Short-Term Investment (Cost $492,594)		492,594

Total Value of Securities – 100.07%
(Cost $226,800,233)		344,554,254
Liabilities Net of Receivables and Other Assets (See Notes) – (0.07%)		(240,254)
Net Assets Applicable to 22,193,082 Shares Outstanding – 100.00%		$344,314,000

†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $717,346, which represented 0.21% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $717,346, which represented 0.21% of the Fund's net assets. See Note 3 in "Notes."

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$227,462,857
Aggregate unrealized appreciation	$121,299,977
Aggregate unrealized depreciation	(4,208,580)
Net unrealized appreciation	$117,091,397

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $27,516,067 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $15,907,305 expires in 2011, $559,440 expires in 2016 and $11,049,322 expires in 2017.

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)
(e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 3	Total
Common Stock	$343,344,314	$ -	$343,344,314
Short-Term Investment	492,594	-	492,594
Preferred Stock	-	717,346	717,346

Total	$343,836,908	$717,346	$344,554,254

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred
Stock
Balance as of 12/31/10	$717,346
Balance as of 3/31/11	$717,346

 During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Market Risk
The Fund may invest a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Janus Capital Appreciation Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.50%
Aerospace & Defense – 1.34%
Precision Castparts	35,750	$5,261,685
		5,261,685
Air Freight & Logistics – 1.83%
Expeditors International Washington	66,160	3,317,262
Robinson (C.H.) Worldwide	52,625	3,901,092
		7,218,354
Beverages – 3.76%
Anheuser-Busch InBev (Belgium)	181,459	10,336,695
*†Anheuser-Busch InBev VVPR Strip (Belgium)	437,656	3,101
Coca Cola Enterprises	86,720	2,367,456
SABMiller (United Kingdom)	58,711	2,078,986
		14,786,238
Biotechnology – 3.11%
†Celgene	162,915	9,372,500
†Vertex Pharmaceuticals	60,275	2,888,981
		12,261,481
Capital Markets – 3.14%
Morgan Stanley	172,085	4,701,362
Schwab (Charles)	127,815	2,304,504
T. Rowe Price Group	80,940	5,376,035
		12,381,901
Chemicals – 2.68%
duPont (E.I.) deNemours	83,370	4,582,849
K+S (Germany)	78,814	5,975,693
		10,558,542
Commercial Banks – 0.68%
Mizuho Financial Group (Japan)	1,612,800	2,675,881
		2,675,881
Communications Equipment – 2.05%
Cisco Systems	471,265	8,082,195
		8,082,195
Computers & Peripherals – 7.26%
†Apple	45,760	15,945,071
International Business Machines	49,915	8,139,639
†Teradata	88,530	4,488,471
		28,573,181
Diversified Financial Services – 2.52%
†Citigroup	1,309,290	5,787,062
JPMorgan Chase	89,510	4,126,411
		9,913,473
Electrical Equipment – 0.73%
Emerson Electric	49,410	2,887,026
		2,887,026
Electronic Equipment, Instruments & Components – 2.92%
Amphenol Class A	79,930	4,347,393
†Sensata Technologies Holding (Netherlands)	60,725	2,108,979
TE Connectivity (Switzerland)	144,985	5,048,378
		11,504,750
Energy Equipment & Services – 3.29%
Canadian Natural Resources (Canada)	89,745	4,436,095
Halliburton	123,620	6,161,221
†OGX Petroleo e Gas Participacoes (Brazil)	195,800	2,347,489
		12,944,805
Food & Staples Retailing – 1.26%
Walgreen	123,490	4,956,889
		4,956,889
Health Care Equipment & Supplies – 2.00%
Covidien (Ireland)	151,500	7,868,910
		7,868,910
Health Care Providers & Services – 5.32%
AmerisourceBergen	83,145	3,289,216
†DaVita	30,750	2,629,433
†Medco Health Solutions	178,870	10,045,338
UnitedHealth Group	110,400	4,990,080
		20,954,067
Hotels, Restaurants & Leisure – 1.62%
Crown (Australia)	388,001	3,273,202
International Game Technology	190,335	3,089,137
		6,362,339
Household Products – 1.07%
Colgate-Palmolive	52,170	4,213,249
		4,213,249
Industrial Conglomerates – 0.77%
Tyco International (Switzerland)	67,945	3,041,898
		3,041,898
Insurance – 1.64%
AFLAC	63,585	3,356,016
Prudential (United Kingdom)	274,418	3,109,970
		6,465,986
Internet & Catalog Retail – 0.78%
†NetFlix	12,890	3,059,184
		3,059,184
Internet Software & Services – 7.63%
†eBay	527,285	16,366,925
†Google Class A	23,295	13,655,762
		30,022,687
IT Services – 1.88%
†Amdocs (United Kingdom)	116,740	3,367,949
†Verisk Analytics Class A	60,874	1,994,232
Western Union	97,975	2,034,941
		7,397,122
Leisure Equipment & Products – 0.75%
Mattel	118,800	2,961,684
		2,961,684
Machinery – 0.66%
FANUC (Japan)	17,200	2,603,523
		2,603,523
Media – 3.73%
CBS Class B	355,785	8,908,857
Disney (Walt)	134,070	5,777,076
		14,685,933
Metals & Mining – 1.18%
Nucor	100,595	4,629,382
		4,629,382
Multiline Retail – 0.66%
Nordstrom	57,895	2,598,328
		2,598,328
Oil, Gas & Consumable Fuels – 8.16%
Apache	46,895	6,139,493
EOG Resources	50,550	5,990,681
Hess	62,805	5,351,614
Occidental Petroleum	140,195	14,648,975
		32,130,763
Pharmaceuticals – 5.91%
Bristol-Myers Squibb	157,040	4,150,567
†Endo Pharmaceuticals Holdings	121,130	4,622,321
†Mylan	141,365	3,204,745
Pfizer	555,390	11,279,970
		23,257,603
Road & Rail – 1.42%
Union Pacific	56,835	5,588,586
		5,588,586
Semiconductors & Semiconductor Equipment – 1.80%
†ON Semiconductor	367,876	3,630,936
Taiwan Semiconductor Manufacturing (Taiwan)	1,439,507	3,456,188
		7,087,124
Software – 6.71%
Microsoft	743,260	18,849,073
Oracle	227,165	7,580,496
		26,429,569
Specialty Retail – 1.11%
Limited Brands	132,480	4,355,943
		4,355,943
Textiles, Apparel & Luxury Goods – 2.05%
Cie Financiere Richemont Class A (Switzerland)	60,088	3,470,515
NIKE Class B	20,280	1,535,196
Polo Ralph Lauren	24,820	3,068,993
		8,074,704
Tobacco – 2.01%
Philip Morris International	120,565	7,912,681
		7,912,681
Wireless Telecommunication Services – 3.07%
†Crown Castle International	284,545	12,107,390
		12,107,390
Total Common Stock (Cost $307,786,335)		387,815,056
Exchange Traded Fund – 0.60%
†SPDR® Gold Trust	16,995	2,376,241
Total Exchange Traded Fund (Cost $2,363,111)		2,376,241
	Principal
	Amount
	(U.S. $)

Short-Term Investments – 0.97%
≠Discount Note – 0.76%
Federal Home Loan Bank 0.001% 4/1/11	$3,000,000	3,000,000
		3,000,000
	Number of
	Shares
Money Market Mutual Fund – 0.21%
Dreyfus Treasury & Agency Cash Management Fund	802,227	802,227
		802,227
Total Short-Term Investments (Cost $3,802,227)		3,802,227
Total Value of Securities – 100.07%
(Cost $313,951,673)		393,993,524
Liabilities Net of Receivables and Other Assets (See Notes) – (0.07%)		(286,804)
Net Assets Applicable to 17,786,222 Shares Outstanding – 100.00%		$393,706,720

†Non income producing security.
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
CSFB – Credit Suisse First Boston
EUR – European Monetary Unit
GBP – British Pound Sterling
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Securities
USD – United States Dollar
VVPR Strip – Dividend Coupon

1The following foreign currency exchange contracts were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts

			Unrealized
			Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CSFB	EUR	(3,700,000)	USD	5,115,768	5/6/11	$ (124,268)
CSFB	GBP	(415,000)	USD	672,927	5/6/11	7,509
HSBC	EUR	(1,400,000)	USD	1,980,881	5/12/11	(1,583)
HSBC	GBP	112,332	USD	(179,628)	4/1/11	562
HSBC	GBP	214,028	USD	(344,124)	4/4/11	(818)
JPMC	EUR	(1,000,000)	USD	1,375,222	4/28/11	(41,234)
JPMC	GBP	(1,200,000)	USD	1,941,100	4/28/11	16,771
						$(143,061)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Janus Capital Appreciation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 314,583,231
Aggregate unrealized appreciation	$ 89,536,717
Aggregate unrealized depreciation	(10,126,424)
Net unrealized appreciation	$ 79,410,293

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $117,116,681 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $29,942,002 expires in 2011, $13,513,584 expires in 2016 and $73,661,095 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$387,815,056	$ -	$387,815,056
Exchange-Traded Fund	2,376,241	-	2,376,241
Short-Term Investments	802,227	3,000,000	3,802,227
Total	$390,993,524	$3,000,000	$393,993,524

Foreign Currency Exchange Contracts	$ -	$ (143,061)	$ (143,061)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Aggressive Allocation Fund

March 31, 2011

		Number of	Value
		Shares	(U.S. $)
Common Stock – 68.44%
U.S. Markets – 40.50%
Aerospace & Defense – 0.90%
Ducommun		2,910	$69,549
†Esterline Technologies		1,950	137,904
Honeywell International		7,410	442,451
Lockheed Martin		1,420	114,168
Northrop Grumman		17,970	1,126,899
Rockwell Collins		3,940	255,430
United Technologies		6,780	573,927
			2,720,328
Air Freight & Logistics – 0.41%
Expeditors International of Washington		21,700	1,088,038
†Hub Group Class A		3,890	140,779
			1,228,817
Airlines – 0.07%
†Alaska Air Group		3,160	200,407
			200,407
Auto Components – 0.07%
Cooper Tire & Rubber		4,050	104,288
†Tenneco		2,890	122,681
			226,969
Automobiles – 0.11%
†Ford Motor		22,290	332,344
			332,344
Beverages – 0.27%
Coca-Cola		3,870	256,775
PepsiCo		8,680	559,078
			815,853
Biotechnology – 0.46%
†Acorda Therapeutics		2,560	59,392
†Alkermes		7,490	96,996
†Amgen		5,350	285,957
†Celgene		3,970	228,394
†Gilead Sciences		6,890	292,411
†Incyte		3,590	56,902
†ONYX Pharmaceuticals		3,070	108,003
†Regeneron Pharmaceuticals		2,600	116,844
†Vertex Pharmaceuticals		2,830	135,642
			1,380,541
Building Products – 0.06%
AAON		3,060	100,674
†Gibraltar Industries		7,440	88,759
			189,433
Capital Markets – 1.05%
Apollo Investment		8,990	108,419
Bank of New York Mellon		84,590	2,526,702
GFI Group		12,940	64,959
Goldman Sachs Group		2,540	402,514
†Piper Jaffray		1,800	74,574
			3,177,168
Chemicals – 0.80%
Celanese Series A		8,100	359,397
Dow Chemical		9,370	353,718
duPont (E.I.) deNemours		19,200	1,055,424
Eastman Chemical		1,780	176,790
†Ferro		7,110	117,955
Koppers Holdings		2,890	123,403
†Rockwood Holdings		2,840	139,785
Schulman (A.)		4,450	110,004
			2,436,476
Commercial Banks – 0.47%
Boston Private Financial Holdings		11,260	79,608
Cardinal Financial		6,670	77,772
City Holding		2,040	72,134
Home Bancshares		3,570	81,218
@Independent Bank		2,540	68,605
Park National		1,250	83,525
Prosperity Bancshares		2,740	117,190
†Texas Capital Bancshares		3,280	85,247
Trustmark		4,750	111,245
Webster Financial		2,980	63,861
Wells Fargo		18,850	597,545
			1,437,950
Commercial Services & Supplies – 0.51%
McGrath RentCorp		1,860	50,722
Republic Services		4,420	132,777
†Tetra Tech		3,240	79,996
United Stationers		1,960	139,258
US Ecology		3,960	69,023
Waste Management		28,700	1,071,657
			1,543,433
Communications Equipment – 1.86%
†Arris Group		6,370	81,154
Cisco Systems		18,650	319,848
†LogMeIn		2,700	113,832
†Motorola Solutions		24,928	1,114,032
†NETGEAR		2,390	77,532
Plantronics		2,640	96,677
†Polycom		21,600	1,119,960
QUALCOMM		47,870	2,624,711
†ViaSat		1,940	77,290
			5,625,036
Computers & Peripherals – 2.27%
†Apple		10,560	3,679,633
†EMC		18,780	498,609
International Business Machines		8,210	1,338,805
†KeyW Holding		4,580	56,242
†NetApp		5,180	249,572
†Synaptics		3,270	88,355
†Teradata		19,100	968,370
			6,879,586
Construction & Engineering – 0.27%
Fluor		4,150	305,688
Granite Construction		2,020	56,762
†MYR Group		4,580	109,554
Tutor Perini		3,000	73,080
†URS		5,670	261,104
			806,188
Consumer Finance – 0.19%
American Express		4,770	215,604
Capital One Financial		6,860	356,446
			572,050
Containers & Packaging – 0.15%
†Owens-Illinois		6,890	208,009
Rock-Tenn Class A		1,990	138,007
Silgan Holdings		2,600	99,164
			445,180
Diversified Consumer Services – 0.46%
†Apollo Group Class A		32,000	1,334,720
Lincoln Educational Services		3,680	58,475
			1,393,195
Diversified Financial Services – 1.28%
Bank of America		36,880	491,610
CME Group		3,900	1,176,045
†IntercontinentalExchange		12,210	1,508,423
JPMorgan Chase		15,130	697,493
			3,873,571
Diversified Telecommunication Services – 1.02%
Alaska Communications Systems Group		6,360	67,734
AT&T		56,657	1,733,703
Atlantic Tele-Network		1,470	54,669
NTELOS Holdings		4,290	78,979
†RigNnet		4,300	78,174
Verizon Communications		27,843	1,073,069
			3,086,328
Electric Utilities – 0.78%
Cleco		2,750	94,298
Edison International		28,900	1,057,451
Progress Energy		23,500	1,084,290
UIL Holdings		2,020	61,650
UNITIL		2,720	64,083
			2,361,772
Electrical Equipment – 0.09%
Acuity Brands		1,750	102,358
Roper Industries		1,980	171,191
			273,549
Electronic Equipment, Instruments & Components – 0.18%
†Anixter International		1,750	122,308
†FARO Technologies		4,170	166,800
†IPG Photonics		2,080	119,974
†Rofin-Sinar Technologies		3,200	126,400
			535,482
Energy Equipment & Services – 0.78%
†Bristow Group		2,390	113,047
†Complete Production Services		2,900	92,249
†Key Energy Services		8,520	132,486
Lufkin Industries		850	79,450
National Oilwell Varco		15,400	1,220,757
†Pioneer Drilling		10,920	150,696
Schlumberger		6,060	565,156
			2,353,841
Food & Staples Retailing – 1.34%
Casey's General Stores		3,180	124,020
CVS Caremark		43,138	1,480,496
†Fresh Market		1,790	67,555
Safeway		47,300	1,113,442
†Susser Holdings		8,470	110,872
Walgreen		29,300	1,176,102
			4,072,487
Food Products – 1.14%
Archer-Daniels-Midland		45,254	1,629,596
Bunge		9,442	682,940
J&J Snack Foods		1,950	91,787
Kraft Foods		34,000	1,066,240
			3,470,563
Gas Utilities – 0.10%
AGL Resources		4,550	181,272
EQT		2,660	132,734
		314,006
Health Care Equipment & Supplies – 0.66%
†Align Technology		5,470	112,026
Baxter International		20,000	1,075,399
†Conmed		2,990	78,577
†CryoLife		8,370	51,057
†Gen-Probe		3,050	202,367
†Haemonetics		1,480	96,999
†Merit Medical Systems		5,980	117,328
†Quidel		5,630	67,335
†SonoSite		3,080	102,626
West Pharmaceutical Services		2,310	103,419
			2,007,133
Health Care Providers & Services – 1.72%
†Air Methods		1,710	114,998
†AMN Healthcare Services		12,800	110,848
Cardinal Health		25,000	1,028,250
†Catalyst Health Solutions		2,440	136,469
†Express Scripts		7,110	395,387
†Medco Health Solutions		30,600	1,718,495
†PharMerica		2,920	33,405
Quest Diagnostics		18,800	1,085,136
†Sun Healthcare Group		6,640	93,425
UnitedHealth Group		11,000	497,200
			5,213,613
Hotels, Restaurants & Leisure – 0.43%
†AFC Enterprises		7,760	117,409
†Bally Technologies		2,450	92,733
†Buffalo Wild Wings		1,690	91,987
CEC Entertainment		2,310	87,156
†Jack in the Box		2,790	63,277
McDonald's		5,970	454,256
†Shuffle Master		8,520	90,994
Starbucks		5,120	189,184
†WMS Industries		3,720	131,502
			1,318,498
Household Durables – 0.07%
Jarden		6,130	218,044
			218,044
Household Products – 0.93%
Kimberly-Clark		19,890	1,298,220
Procter & Gamble		24,690	1,520,904
			2,819,124
Industrial Conglomerates – 0.08%
General Electric		12,390	248,419
			248,419
Insurance – 1.52%
AFLAC		4,640	244,899
Allstate		33,500	1,064,630
American Equity Investment Life Holding		8,100	106,272
Delphi Financial Group Class A		3,990	122,533
@Harleysville Group		2,460	81,500
Marsh & McLennan		36,300	1,082,103
†ProAssurance		1,600	101,392
Prudential Financial		5,920	364,554
Travelers		24,020	1,428,709
			4,596,592
Internet & Catalog Retail – 0.67%
Expedia		7,880	178,561
†priceline.com		3,675	1,861,167
			2,039,728
Internet Software & Services – 1.69%
†Google Class A		3,780	2,215,873
†j2 Global Communications		3,780	111,548
†Liquidity Services		4,770	85,192
†QuinStreet		4,180	95,011
†Rackspace Hosting		2,450	104,983
†SAVVIS		3,820	141,684
†ValueClick		6,500	93,990
VeriSign		25,600	926,976
†Vocus		3,960	102,406
†Yahoo		74,310	1,237,261
			5,114,924
IT Services – 1.19%
MasterCard Class A		6,650	1,673,938
†TeleTech Holdings		5,310	102,908
Visa Class A		24,800	1,825,776
			3,602,622
Life Sciences Tools & Services – 0.10%
†Thermo Fisher Scientific		5,650	313,858
			313,858
Machinery – 0.53%
Barnes Group		4,220	88,114
Caterpillar		3,090	344,072
†Chart Industries		2,820	155,213
†Columbus McKinnon		4,830	89,162
Cummins		2,430	266,377
Deere		3,790	367,212
ESCO Technologies		2,320	88,508
†Huntington Ingalls Industries		2,995	124,293
†Kadant		3,640	95,332
		1,618,283
Media – 0.91%
†Carmike Cinemas		4,440	31,746
CBS Class B		8,080	202,323
Cinemark Holdings		2,460	47,601
Comcast Class A		44,000	1,087,680
Comcast Special Class A		21,850	507,357
†Knology		6,170	79,655
National CineMedia		4,170	77,854
Time Warner Cable		3,810	271,805
Viacom Class B		9,390	436,823
			2,742,844
Metals & Mining – 0.13%
†Castle (A.M)		2,700	50,976
Cliffs Natural Resources		2,250	221,130
†Coeur d'Alene Mines		3,720	129,382
			401,488
Multiline Retail – 0.41%
Kohl's		5,950	315,588
Macy's		16,690	404,899
Nordstrom		5,760	258,509
Target		5,320	266,053
			1,245,049
Multi-Utilities – 0.14%
MDU Resources Group		8,190	188,124
NorthWestern		1,910	57,873
OGE Energy		3,520	177,971
			423,968
Office Electronics – 0.37%
Xerox		104,100	1,108,665
			1,108,665
Oil, Gas & Consumable Fuels – 3.49%
Berry Petroleum Class A		3,340	168,503
†Carrizo Oil & Gas		3,570	131,840
Chevron		14,066	1,511,110
ConocoPhillips		18,090	1,444,667
EOG Resources		18,200	2,156,881
Exxon Mobil		15,750	1,325,048
†Forest Oil		4,800	181,584
Marathon Oil		29,635	1,579,841
†Newfield Exploration		4,650	353,447
Occidental Petroleum		4,250	444,083
†Rosetta Resources		1,720	81,769
†Swift Energy		2,780	118,650
Williams		34,600	1,078,828
			10,576,251
Paper & Forest Products – 0.02%
†KapStone Paper & Packaging Class A		4,170	71,599
			71,599
Personal Products – 0.35%
Avon Products		36,100	976,144
†Prestige Brands Holdings		8,180	94,070
			1,070,214
Pharmaceuticals – 2.49%
Abbott Laboratories		6,820	334,521
Allergan		23,900	1,697,378
†Inspire Pharmaceuticals		6,970	27,601
Johnson & Johnson		19,892	1,178,601
Merck		46,770	1,543,878
Perrigo		11,100	882,672
Pfizer		92,375	1,876,135
			7,540,786
Professional Services – 0.13%
†CRA International		2,120	61,120
†Kforce		6,300	115,290
ManpowerGroup		1,780	111,926
Towers Watson Class A		1,900	105,374
			393,710
Real Estate Investment Trusts – 0.35%
BioMed Realty Trust		5,460	103,849
DuPont Fabros Technology		3,930	95,303
EastGroup Properties		2,440	107,287
Entertainment Properties Trust		2,380	111,432
Home Properties		2,080	122,616
Host Hotels & Resorts		13,700	241,256
Sabra Healthcare REIT		3,680	64,805
Sovran Self Storage		2,650	104,808
Tanger Factory Outlet Centers		4,680	122,803
			1,074,159
Road & Rail – 0.20%
Norfolk Southern		5,070	351,199
Union Pacific		2,680	263,524
			614,723
Semiconductors & Semiconductor Equipment – 0.76%
†Amkor Technology		11,690	78,791
†Applied Micro Circuits		8,460	87,815
Intel		70,296	1,417,870
†IXYS		6,270	84,206
†MEMC Electronic Materials		25,800	334,368
†ON Semiconductor		19,860	196,018
†Semtech		4,170	104,333
			2,303,401
Software – 1.53%
†Adobe Systems		38,700	1,283,292
†Intuit		31,900	1,693,890
†JDA Software Group		3,610	109,239
†Lawson Software		6,860	83,006
Microsoft		30,540	774,494
†Nuance Communications		8,020	156,871
†Progress Software		4,035	117,378
Quality Systems		1,220	101,675
†Radiant Systems		4,690	83,013
†SolarWinds		4,550	106,743
†SS&C Technologies Holdings		5,750	117,415
			4,627,016
Specialty Retail – 1.27%
Big 5 Sporting Goods		4,950	59,004
†Citi Trends		2,310	51,490
†DSW Class A		2,920	116,683
Guess		4,820	189,667
†Jos. A. Bank Clothiers		1,960	99,725
Lowe's		83,600	2,209,548
Staples		52,100	1,011,782
†Ulta Salon Cosmetics & Fragrance		2,230	107,330
			3,845,229
Textiles, Apparel & Luxury Goods – 0.50%
†G-III Apparel Group		3,970	149,193
†Iconix Brand Group		4,250	91,290
Jones Group		2,670	36,713
NIKE Class B		13,100	991,669
†Perry Ellis International		4,750	130,720
†Steven Madden		2,460	115,448
			1,515,033
Thrifts & Mortgage Finance – 0.09%
Dime Community Bancshares		5,830	86,051
Flushing Financial		5,680	84,632
Provident Financial Services		6,350	93,980
			264,663
Trading Companies & Distributors – 0.08%
Applied Industrial Technologies		3,540	117,740
†Titan Machinery		4,510	113,878
			231,618
Wireless Telecommunication Services – 0.60%
†Crown Castle International		42,400	1,804,121
			1,804,121
Total U.S. Markets (Cost $90,194,711)			122,717,928

§Developed Markets – 16.58%
Aerospace & Defense – 0.37%
Finmeccanica		89,979	1,132,362
			1,132,362
Air Freight & Logistics – 0.49%
Deutsche Post		82,432	1,489,488
			1,489,488
Airlines – 0.35%
Singapore Airlines		96,342	1,045,543
			1,045,543
Auto Components – 0.05%
Sumitomo Rubber Industries		13,567	138,647
			138,647
Automobiles – 0.74%
Bayerische Motoren Werke		9,997	833,914
Toyota Motor		35,100	1,413,705
			2,247,619
Beverages – 0.18%
Coca-Cola Amatil		44,439	540,026
			540,026
Building Products – 0.63%
Asahi Glass		62,000	779,705
Cie de Saint-Gobain		18,346	1,123,328
			1,903,033
Capital Markets – 0.36%
UniCredit		444,021	1,097,441
			1,097,441
Chemicals – 0.49%
Agrium		2,770	255,560
Syngenta ADR		18,900	1,231,712
			1,487,272
Commercial Banks – 1.37%
Banco Santander		93,814	1,089,154
BNP Paribas		678	49,561
Mitsubishi UFJ Financial Group		207,900	959,827
Nordea Bank		92,050	1,007,525
Standard Chartered		40,168	1,041,890
			4,147,957
Communications Equipment – 0.07%
Nokia		23,983	205,122
			205,122
Construction Materials – 0.34%
Lafarge		16,633	1,037,535
			1,037,535
Containers & Packaging – 0.39%
Rexam		203,700	1,187,428
			1,187,428
Diversified Telecommunication Services – 0.48%
Telefonica		47,063	1,178,215
TELUS		5,460	279,138
			1,457,353
Electrical Equipment – 0.39%
Alstom		20,033	1,184,604
			1,184,604
Electronic Equipment, Instruments & Components – 0.36%
Koninklijke Philips Electronics		34,191	1,092,914
			1,092,914
Energy Equipment & Services – 0.08%
†Nabors Industries		8,440	256,407
			256,407
Food & Staples Retailing – 0.32%
Metro		14,348	981,725
			981,725
Food Products – 1.12%
Aryzta		24,442	1,250,707
Greggs		108,814	889,325
Parmalat		375,433	1,257,798
			3,397,830
Household Durables – 0.26%
Techtronic Industries		572,000	794,148
			794,148
Industrial Conglomerates – 0.02%
†Tianjin Development Holdings		82,000	70,522
			70,522
Insurance – 0.45%
Alterra Capital Holdings		3,750	83,775
AXA		61,585	1,286,918
			1,370,693
IT Services – 0.90%
Accenture Class A		5,730	314,978
†CGI Group		114,723	2,405,444
			2,720,422
Machinery – 0.38%
Vallourec		10,142	1,137,785
			1,137,785
Media – 1.14%
Publicis Groupe		11,394	639,040
Teleperformance		41,739	1,573,753
Vivendi		43,343	1,237,728
			3,450,521
Metals & Mining – 0.25%
Anglo American ADR		5,685	146,123
ArcelorMittal		17,135	619,842
			765,965
Multiline Retail – 0.35%
Don Quijote		15,500	489,925
PPR		3,652	559,743
			1,049,668
Multi-Utilities – 0.36%
National Grid		113,989	1,086,128
			1,086,128
Oil, Gas & Consumable Fuels – 0.92%
CNOOC		440,000	1,108,640
CNOOC ADR		700	177,128
Noble		5,610	255,928
Total		20,269	1,233,892
			2,775,588
Pharmaceuticals – 1.59%
†ICON ADR		3,900	84,201
Meda Class A		131,966	1,270,924
Novartis		19,591	1,062,628
Novo Nordisk ADR		10,700	1,339,961
Sanofi-Aventis		15,040	1,054,544
			4,812,258
Software – 0.01%
†InterXion Holding		2,820	36,660
			36,660
Textiles, Apparel & Luxury Goods – 0.31%
Yue Yuen Industrial Holdings		293,500	933,824
			933,824
Trading Companies & Distributors – 0.42%
ITOCHU		120,160	1,258,303
			1,258,303
Wireless Telecommunication Services – 0.64%
China Mobile ADR		11,525	532,916
China Unicom Hong Kong ADR		22,000	365,200
Vodafone Group		233,641	661,493
Vodafone Group ADR		13,360	384,100
		1,943,709
Total Developed Markets (Cost $39,292,150)			50,236,500

XEmerging Markets – 11.36%
Airlines – 0.02%
Gol Linhas Aereas Inteligentes ADR		5,100	70,023
			70,023
Automobiles – 0.05%
Mahindra & Mahindra		9,533	149,880
Oriental Holdings		860	1,515
			151,395
Beverages – 0.23%
Fomento Economico Mexicano ADR		2,671	156,788
Lotte Chilsung Beverage		384	376,120
Tsingtao Brewery Class H		20,072	95,730
United Spirits		3,042	69,984
			698,622
Chemicals – 0.32%
Braskem ADR		9,701	261,248
Israel Chemicals		8,725	143,662
KCC		1,074	356,041
†Petronas Chemicals Group		89,100	213,145
			974,096
Commercial Banks – 1.51%
ABSA Group		5,801	117,007
Banco Bradesco ADR		8,876	184,177
Banco Santander Brasil ADR		26,400	323,664
Bangkok Bank		28,883	164,254
Bank of China Class H		492,800	274,309
China Construction Bank Class H		311,927	292,323
Credicorp		1,600	167,888
†Grupo Financiero Banorte		26,900	126,619
Hong Leong Bank		50,805	165,349
ICICI Bank ADR		3,200	159,456
Industrial & Commercial Bank of China Class H		323,637	268,764
Itau Unibanco Holding ADR		3,100	74,555
Malayan Banking Berhad		75,271	222,841
†OTP Bank		7,772	229,988
Powszechna Kasa Oszczednosci Bank Polski		10,171	156,529
Sberbank		191,526	719,755
Standard Bank Group		24,379	374,787
State Bank of India		1,190	73,874
Turkiye Is Bankasi Class C		42,858	137,057
VTB Bank GDR		45,896	321,272
			4,554,468
Computers & Peripherals – 0.65%
HTC		50,550	1,976,960
			1,976,960
Construction & Engineering – 0.08%
†Empresas ADR		12,400	113,088
†Torunlar Gayrimenkul Yatirim Ortakligi		30,673	135,817
			248,905
Construction Materials – 0.18%
Cemex ADR		49,521	442,219
Siam Cement NVDR		9,159	106,292
			548,511
Diversified Consumer Services – 0.02%
†Leoch International Technology		14,000	6,371
†Xueda Education Group ADR		6,200	59,272
			65,643
Diversified Financial Services – 0.31%
Fubon Financial Holding		151,551	201,261
KB Financial Group ADR		14,146	737,997
			939,258
Diversified Telecommunication Services – 0.40%
China Telecom Class H		242,000	147,772
Chunghwa Telecom ADR		25,419	792,056
KT ADR		14,024	273,889
			1,213,717
Electric Utilities – 0.21%
Centrais Eletricas Brasileiras ADR		14,200	220,242
Light		9,600	166,205
PGE		30,884	249,069
			635,516
Electronic Equipment, Instruments & Components – 0.22%
Hon Hai Precision Industry		156,893	549,567
LG Display ADR		7,991	125,698
			675,265
Energy Equipment & Services – 0.01%
Oil India		1,335	39,328
			39,328
Food & Staples Retailing – 0.04%
Wal-Mart de Mexico Series V		40,804	122,442
			122,442
Food Products – 0.27%
Brazil Foods ADR		12,972	247,635
@Cresud ADR		13,200	238,920
Lotte Confectionery		192	262,479
Tingyi Cayman Islands Holding		23,541	57,560
			806,594
Household Durables – 0.16%
LG Electronics		3,360	321,751
†Turk Sise ve Cam Fabrikalari		65,880	148,414
			470,165
Independent Power Producers & Energy Traders – 0.04%
@Huaneng Power International ADR		5,100	119,799
			119,799
Insurance – 0.31%
Cathay Financial Holdings		95,100	157,018
Powszechny Zaklad Ubezpieczen		2,475	310,296
†Samsung Life Insurance		4,890	459,343
			926,657
Internet & Catalog Retail – 0.05%
†Alibaba.com		95,000	162,915
			162,915
Internet Software & Services – 0.78%
B2W Cia Global Do Varejo		8,457	116,055
†Ctrip.com International ADR		23,700	983,313
Mediatek		4,008	46,071
†Shanda Interactive Entertainment ADR		7,100	298,129
†Sina		3,600	385,344
†Sohu.com		5,900	527,224
			2,356,136
Machinery – 0.05%
United Tractors		60,362	150,428
			150,428
Media – 0.11%
†Grupo Televisa ADR		14,029	344,131
			344,131
Metals & Mining – 1.12%
Anglo Platinum		2,669	274,990
ArcelorMittal South Africa		18,028	239,842
Cia de Minas Buenaventura ADR		5,060	217,428
Impala Platinum Holdings		4,656	134,719
MMC Norilsk Nickel ADR		11,377	300,808
POSCO ADR		2,380	272,010
Vale ADR		58,853	1,962,747
			3,402,544
Multiline Retail – 0.16%
Hyundai Department Store		3,767	487,838
			487,838
Oil, Gas & Consumable Fuels – 1.79%
China Petroleum & Chemical ADR		1,012	101,787
Gazprom ADR		19,680	637,042
LUKOIL ADR		3,431	244,939
PetroChina ADR		1,744	265,524
Petroleo Brasileiro SA ADR		30,069	1,215,690
Petroleo Brasileiro SP ADR		32,700	1,162,158
†Polski Koncern Naftowy Orlen		10,002	185,454
PTT		22,208	259,932
PTT Exploration & Production		14,677	88,319
#Reliance Industries GDR 144A		9,298	440,911
†Rosneft Oil GDR		39,800	363,573
Sasol ADR		5,273	305,570
Tambang Batubara Bukit Asam		53,178	128,250
			5,399,149
Paper & Forest Products – 0.10%
†Fibria Celulose ADR		17,914	294,148
			294,148
Pharmaceuticals – 0.06%
†Hypermarcas		13,900	183,085
			183,085
Professional Services – 0.08%
Santos Brasil Participacoes		15,000	243,338
			243,338
Real Estate Management & Development – 0.24%
Cyrela Brazil Realty		16,255	153,856
IRSA Inversiones y Representaciones ADR		5,788	80,222
KLCC Property Holdings		105,563	116,498
†UEM Land Holdings		394,058	368,473
			719,049
Road & Rail – 0.03%
All America Latina Logistica		11,000	90,639
			90,639
Semiconductors & Semiconductor Equipment – 0.52%
†MStar Semiconductor		11,000	90,155
Samsung Electronics		926	787,079
Taiwan Semiconductor Manufacturing		98,944	237,560
Taiwan Semiconductor Manufacturing ADR		14,700	179,046
United Microelectronics		559,000	290,859
			1,584,699
Software – 0.13%
†Check Point Software Technologies		7,850	400,743
			400,743
Tobacco – 0.15%
KT&G		8,559	445,708
			445,708
Wireless Telecommunication Services – 0.96%
America Movil ADR		1,479	85,930
LG Uplus		30,030	169,526
Mobile Telesystems ADR		41,401	878,933
MTN Group		7,431	150,016
SK Telecom ADR		31,235	587,530
Turkcell Iletisim Hizmet ADR		22,210	333,816
Vivo Participacoes ADR		6,100	246,318
Vodacom Group		39,858	467,694
		2,919,763
Total Emerging Markets (Cost $26,532,263)			34,421,677
Total Common Stock (Cost $156,019,124)			207,376,105

Convertible Preferred Stock – 0.04%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		400	28,344
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49		200	10,875
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		15	15,173
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 4/28/11		18	24,345
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		30	31,620
Total Convertible Preferred Stock (Cost $105,757)			110,357
Exchange-Traded Funds – 9.31%
iShares MSCI EAFE Growth Index Fund		217,100	13,512,304
iShares MSCI EAFE Index Fund		214,500	12,889,305
Vanguard MSCI EAFE		48,100	1,794,611
Total Exchange-Traded Funds (Cost $21,795,826)			28,196,220

Preferred Stock – 0.16%
Alabama Power 1.41%		2,475	58,936
#Ally Financial 144A 7.00%		400	372,225
AK Transneft 0.58%		39	49,725
†US Airways Series A		8	0
Total Preferred Stock (Cost $466,509)			480,886

		Principal
	¡	Amount
Agency Collateralized Mortgage Obligations– 0.18%
Fannie Mae Grantor Trust 2001-T7 A1 7.50% 2/25/41		81	93
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32		155,000	164,845
Series 2003-122 AJ 4.50% 2/25/28		16,965	17,592
Series 2010-41 PN 4.50% 4/25/40		65,000	64,721
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31		19,296	21,393
Series 2662 MA 4.50% 10/15/31		8,981	9,326
Series 2694 QG 4.50% 1/15/29		24,529	25,235
Series 2890 PC 5.00% 7/15/30		30,000	31,320
Series 3128 BC 5.00% 10/15/27		20,375	20,670
GNMA Series 2010-113 KE 4.50% 9/20/40		155,000	154,380
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		50,000	48,678
Total Agency Collateralized Mortgage Obligations (Cost $569,953)			558,253
Agency Mortgage-Backed Securities– 2.75%
•Fannie Mae ARM 4.994% 8/1/35		11,653	12,356
Fannie Mae S.F. 15 yr
4.00% 7/1/24		196,279	202,045
4.00% 7/1/25		163,152	167,970
4.00% 8/1/25		222,752	229,330
4.00% 11/1/25		234,376	241,554
5.00% 4/1/23		300,630	319,629
5.50% 3/1/20		273,263	296,561
Fannie Mae S.F. 15 yr TBA 4.50% 4/1/26		420,000	440,147
Fannie Mae S.F. 30 yr
4.50% 3/1/39		32,228	32,873
5.00% 9/1/35		27,090	28,509
5.00% 2/1/38		22,849	23,940
5.00% 7/1/40		802,255	840,791
5.50% 4/1/37		107.129	115,693
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/41		690,000	678,572
5.50% 4/1/41		1,110,000	1,187,007
6.00% 4/1/41		2,480,000	2,697,001
•Freddie Mac ARM
2.467% 12/1/33		20,132	21,106
5.764% 6/1/37		12,208	12,959
Freddie Mac S.F. 15 yr
4.50% 5/1/20		19,380	20,475
4.50% 10/1/35		23,655	24,214
5.50% 5/1/20		374,545	408,232
Freddie Mac S.F. 30 yr TBA 6.50% 4/1/41		295,000	330,123
Total Agency Mortgage-Backed Securities (Cost $8,249,702)			8,331,087
Commercial Mortgage-Backed Securities– 1.06%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		100,000	107,242
Bank of America Commercial Mortgage
•Series 2005-1 A5 5.329% 11/10/42		60,000	64,342
•Series 2005-6 A4 5.368% 9/10/47		100,000	107,853
Series 2006-4 A4 5.634% 7/10/46		150,000	161,568
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		105,000	112,320
•Series 2006-PW12 A4 5.907% 9/11/38		150,000	164,536
Series 2006-PW14 A4 5.201% 12/11/38		90,000	94,910
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		150,000	160,053
#Series 2010-C1 A1 144A 3.156% 7/10/46		69,487	69,281
•#DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.729% 11/10/46		100,000	100,124
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		125,000	133,895
Series 2005-GG4 A4 4.761% 7/10/39		40,000	41,724
Series 2005-GG4 A4A 4.751% 7/10/39		50,000	52,609
#Series 2010-C1 A2 144A 4.592% 9/1/40		100,000	100,498
•#Series 2010-C1 C 144A 5.635% 8/10/43		200,000	201,022
Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/1/37		250,000	266,195
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42		50,000	53,261
•Series 2005-LDP4 A4 4.918% 10/15/42		70,000	74,105
•Series 2005-LDP5 A4 5.372% 12/15/44		328,750	352,297
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		125,000	131,192
Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.842% 5/12/39		100,000	104,951
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41		195,000	208,900
Series 2007-T27 A4 5.795% 6/11/42		225,000	247,098
#OBP Depositor Series 2010-OBP A 144A 4.646% 7/15/45		100,000	101,541
Total Commercial Mortgage-Backed Securities (Cost $2,894,736)			3,211,517

Convertible Bonds – 0.46%
Aerospace & Defense – 0.01%
AAR 1.75% exercise price $29.43, expiration date 2/1/26		35,000	39,506
			39,506
Auto Components – 0.01%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27		32,000	31,720
			31,720
Biotechnology – 0.02%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		55,000	54,931
Dendreon 2.875% exercise price $51.24, expiration date 1/15/16		15,000	15,863
			70,794
Capital Markets – 0.02%
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16		20,000	21,425
Jefferies Group 3.875% exercise price $38.72, expiration date 11/1/29		33,000	34,444
			55,869
Communication Services – 0.00%
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 12/1/40		16,000	17,700
			17,700
Communications Equipment – 0.01%
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25		40,000	38,900
			38,900
Computers & Peripherals – 0.01%
SanDisk 1.50% exercise price $52.37, expiration date 8/15/17		26,000	29,575
			29,575
Containers & Packaging – 0.01%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15		26,000	26,488
			26,488
Diversified Telecommunication Services – 0.01%
Alaska Communication Systems 5.75% exercise price $12.90, expiration date 3/1/13		38,000	40,708
			40,708
Electronic Equipment, Instruments & Components – 0.01%
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29		18,000	25,223
			25,223
Energy Equipment & Services – 0.01%
Transocean 1.50% exercise price $168.61, expiration date 12/15/37		29,000	28,674
			28,674
Health Care Equipment & Supplies – 0.04%
Alere 3.00% exercise price $43.98, expiration date 5/15/16		21,000	23,783
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		95,000	92,149
			115,932
Health Care Providers & Services – 0.02%
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/15/14		42,000	44,940
			44,940
Hotels, Restaurants & Leisure – 0.01%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14		16,000	22,860
			22,860
Internet Software & Services – 0.03%
Equinix 4.75% exercise price $84.32, expiration date 6/15/16		29,000	39,114
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		30,000	36,300
			75,414
IT Services – 0.01%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		24,000	23,970
			23,970
Machinery – 0.00%
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 3/1/31		14,000	15,260
			15,260
Media – 0.01%
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27		48,000	43,680
			43,680
Oil, Gas & Consumable Fuels – 0.02%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		30,000	27,713
Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41		15,000	19,950
			47,663
Paper & Forest Products – 0.03%
#Rayonier TRS Holdings 144A 4.50% exercise price $50.24, expiration date 8/15/15		21,000	28,403
#Sino-Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		36,000	50,805
			79,208
Real Estate Investment Trusts – 0.07%
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29		15,000	21,844
Health Care REIT 3.00% exercise price $51.08, expiration date 12/1/29		23,000	26,249
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		50,000	69,687
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		90,000	105,187
			222,967
Semiconductors & Semiconductor Equipment – 0.05%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15		25,000	25,906
Intel 2.95% exercise price $30.75, expiration date 12/15/35		35,000	36,181
Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27		62,000	66,882
Rovi 2.625% exercise price $47.36, expiration date 2/15/40		21,000	27,904
			156,873
Wireless Telecommunication Services – 0.05%
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		105,000	101,849
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		25,000	25,250
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		14,000	20,510
			147,609
Total Convertible Bonds (Cost $1,243,493)			1,401,533

Corporate Bonds – 10.75%
Aerospace & Defense – 0.07%
#Meccanica Holdings USA 144A 6.25% 7/15/19		200,000	210,132
			210,132
Airlines – 0.02%
#United Air Lines 144A 12.00% 11/1/13		53,000	57,836
			57,836
Auto Components – 0.09%
#Allison Transmission 144A 11.00% 11/1/15		69,000	75,210
America Axle & Manufacturing 7.875% 3/1/17		27,000	27,540
ArvinMeritor 8.125% 9/15/15		77,000	80,465
#Pinafore 144A 9.00% 10/1/18		80,000	87,200
			270,415
Automobiles – 0.04%
Ford Motor 7.45% 7/16/31		126,000	137,039
			137,039
Beverages – 0.15%
Anheuser-Busch InBev Worldwide
5.00% 3/1/19		65,000	68,682
5.00% 4/15/20		20,000	20,954
5.375% 11/15/14		155,000	170,947
Coca-Cola Enterprises 3.50% 9/15/20		210,000	198,712
			459,295
Building Products – 0.03%
Ply Gem Industries 13.125% 7/15/14		71,000	78,810
			78,810
Capital Markets – 0.41%
•Bear Stearns 5.39% 12/7/12	AUD	230,000	235,318
E Trade Financial PIK 12.50% 11/30/17		87,000	104,183
Goldman Sachs Group
3.625% 2/7/16		145,000	143,788
5.375% 3/15/20		55,000	55,942
6.25% 2/1/41		165,000	164,869
Jefferies Group
6.25% 1/15/36		90,000	83,440
6.45% 6/8/27		50,000	50,319
Lazard Group 6.85% 6/15/17		153,000	163,078
Morgan Stanley 5.75% 1/25/21		105,000	106,173
Nuveen Investments
10.50% 11/15/15		74,000	76,405
#144A 10.50% 11/15/15		55,000	56,513
			1,240,028
Chemicals – 0.28%
CF Industries 7.125% 5/1/20		50,000	56,875
Dow Chemical
4.25% 11/15/20		52,000	49,855
8.55% 5/15/19		253,000	320,293
duPont (E.I.) deNemours 3.625% 1/15/21		235,000	223,609
Hexion US Finance 8.875% 2/1/18		50,000	53,125
#MacDermid 144A 9.50% 4/15/17		49,000	52,308
Momentive Performance Materials 11.50% 12/1/16		80,000	86,200
			842,265
Commercial Banks – 1.22%
#Bank of Montreal 144A 2.85% 6/9/15		100,000	100,958
BB&T 5.25% 11/1/19		235,000	240,823
•BB&T Capital Trust IV 6.82% 6/12/57		75,000	74,906
#Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15		100,000	100,655
City National 5.25% 9/15/20		100,000	99,102
Fifth Third Bancorp 3.625% 1/25/16		150,000	150,032
•Fifth Third Capital Trust IV 6.50% 4/15/37		60,000	58,875
JPMorgan Chase 4.40% 7/22/20		60,000	58,090
JPMorgan Chase Bank 5.875% 6/13/16		250,000	275,583
KeyBank 5.45% 3/3/16		250,000	267,727
PNC Funding
5.125% 2/8/20		115,000	121,261
5.25% 11/15/15		3,000	3,229
5.625% 2/1/17		335,000	363,827
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		100,000	83,518
Rabobank Nederland
2.125% 10/13/15		40,000	38,636
•#144A 11.00% 12/29/49		85,000	111,041
SunTrust Banks 3.60% 4/15/16		85,000	84,589
•SunTrust Capital VIII 6.10% 12/15/36		150,000	146,717
SVB Financial Group 5.375% 9/15/20		160,000	157,669
US Bank 6.30% 2/4/14		250,000	278,443
•USB Capital IX 6.189% 10/29/49		285,000	241,538
Wachovia
•0.673% 10/15/16		45,000	43,670
5.25% 8/1/14		195,000	208,706
5.625% 10/15/16		120,000	129,833
Wells Fargo 4.60% 4/1/21		105,000	104,041
•Wells Fargo Capital XIII 7.70% 12/29/49		80,000	82,800
Zions Bancorporation 5.65% 5/15/14		79,000	80,604
			3,706,873
Commercial Services & Supplies – 0.25%
Allied Waste North America
6.875% 6/1/17		140,000	152,792
7.125% 5/15/16		70,000	73,140
#Brambles USA 144A
3.95% 4/1/15		175,000	176,187
5.35% 4/1/20		25,000	25,133
Casella Waste Systems 11.00% 7/15/14		15,000	17,063
Corrections Corporation of America 7.75% 6/1/17		54,000	58,928
FTI Consulting
7.75% 10/1/16		2,000	2,100
#144A 6.75% 10/1/20		45,000	45,788
#Geo Group 144A 6.625% 2/15/21		35,000	34,825
International Lease Finance 8.25% 12/15/20		35,000	38,413
Mobile Mini 6.875% 5/1/15		12,000	12,420
PHH
9.25% 3/1/16		20,000	21,750
#144A 9.25% 3/1/16		85,000	92,862
			751,401
Communications Equipment – 0.04%
#Avaya 144A 7.00% 4/1/19		115,000	112,700
			112,700
Computers & Peripherals – 0.03%
#Seagate Technology International 144A 10.00% 5/1/14		78,000	91,260
			91,260
Construction Materials – 0.03%
#Cemex Espana 144A 9.25% 5/12/20		85,000	88,506
			88,506
Consumer Finance – 0.09%
Capital One Capital V 10.25% 8/15/39		130,000	141,863
Ford Motor Credit 12.00% 5/15/15		100,000	125,971
			267,834
Containers & Packaging – 0.11%
#Berry Plastics 144A 9.75% 1/15/21		60,000	59,700
Graham Packaging 8.25% 10/1/18		30,000	32,325
#Plastipak Holdings 144A 10.625% 8/15/19		44,000	50,380
Pregis 12.375% 10/15/13		60,000	59,475
Smurfit Kappa Funding 7.75% 4/1/15		41,000	42,128
Temple-Inland 6.875% 1/15/18		75,000	81,313
			325,321
Diversified Financial Services – 0.43%
Bank of America 6.50% 8/1/16		75,000	83,091
#CDP Financial 144A 4.40% 11/25/19		250,000	252,694
#ERAC USA Finance 144A 5.25% 10/1/20		175,000	180,528
General Electric Capital
4.375% 9/16/20		195,000	189,863
5.30% 2/11/21		100,000	101,761
6.00% 8/7/19		316,000	345,569
#UPCB Finance III 144A 6.625% 7/1/20		150,000	147,750
			1,301,256
Diversified Telecommunication Services – 0.72%
#AT&T 144A 5.35% 9/1/40		140,000	125,842
Cincinnati Bell 7.00% 2/15/15		19,000	19,333
#Clearwire Communications 144A 12.00% 12/1/15		216,000	234,360
Global Crossing 12.00% 9/15/15		62,000	70,990
Hughes Network Systems 9.50% 4/15/14		48,000	49,800
#Intelsat Jackson Holdings 144A 7.25% 10/15/20		75,000	75,375
Level 3 Financing
9.25% 11/1/14		5,000	5,138
10.00% 2/1/18		55,000	55,344
PAETEC Holding
8.875% 6/30/17		14,000	15,155
9.50% 7/15/15		45,000	47,363
Qwest 8.375% 5/1/16		240,000	286,799
#Telcordia Technologies 144A 11.00% 5/1/18		25,000	27,938
Telecom Italia Capital 6.999% 6/4/18		220,000	239,572
Telefonica Emisiones 6.421% 6/20/16		225,000	250,298
Telesat Canada
11.00% 11/1/15		82,000	91,738
12.50% 11/1/17		16,000	19,160
Verizon Communications 4.60% 4/1/21		110,000	109,747
Virgin Media Secured Finance 6.50% 1/15/18		300,000	329,249
#Wind Acquisition Finance 144A 11.75% 7/15/17		100,000	115,500
Windstream 8.125% 8/1/13		10,000	11,025
			2,179,726
Electric Utilities – 0.75%
Ameren Illinois 9.75% 11/15/18		258,000	333,266
#American Transmission Systems 144A 5.25% 1/15/22		175,000	182,166
Commonwealth Edison
4.00% 8/1/20		30,000	29,024
5.80% 3/15/18		85,000	94,038
Dominion Resources 4.45% 3/15/21		105,000	104,339
#Enel Finance International 144A 6.25% 9/15/17		230,000	252,212
Energy Future Intermediate Holding 10.00% 12/1/20		55,000	58,557
Exelon Generation 4.00% 10/1/20		215,000	196,941
Florida Power & Light 5.65% 6/15/18		40,000	44,807
#GenOn Energy 144A 9.875% 10/15/20		30,000	31,500
Jersey Central Power & Light 5.625% 5/1/16		50,000	55,250
#LG&E & KU Energy 144A 3.75% 11/15/20		95,000	87,879
Oncor Electric Delivery
7.00% 9/1/22		55,000	63,388
#144A 5.00% 9/30/17		85,000	88,307
#144A 5.25% 9/30/40		25,000	22,993
Pennsylvania Electric 5.20% 4/1/20		130,000	133,007
PPL Electric Utilities 7.125% 11/30/13		15,000	17,110
Public Service Oklahoma 5.15% 12/1/19		120,000	126,599
•Puget Sound Energy 6.974% 6/1/67		85,000	83,188
Southern California Edison 5.50% 8/15/18		150,000	167,980
#Tampa Electric 144A 5.40% 5/15/21		85,000	92,387
			2,264,938
Electronic Equipment, Instruments & Components – 0.03%
Jabil Circuit 7.75% 7/15/16		16,000	18,240
Sanmina-SCI 8.125% 3/1/16		62,000	64,480
			82,720
Energy Equipment & Services – 0.15%
Complete Production Services 8.00% 12/15/16		53,000	56,180
#Helix Energy Solutions Group 144A 9.50% 1/15/16		74,000	78,440
#Hercules Offshore 144A 10.50% 10/15/17		55,000	56,650
Transocean 6.50% 11/15/20		135,000	149,112
Weatherford International Bermuda 9.625% 3/1/19		100,000	127,544
			467,926
Food & Staples Retailing – 0.12%
◆#CVS Pass Through Trust 144A 5.773% 1/31/33		14,943	15,118
Delhaize Group 5.70% 10/1/40		143,000	131,121
Ingles Markets 8.875% 5/15/17		32,000	34,520
New Albertsons 7.25% 5/1/13		2,000	2,045
Safeway 3.95% 8/15/20		115,000	108,983
Supervalu 8.00% 5/1/16		35,000	35,175
Tops Markets 10.125% 10/15/15		23,000	24,840
			351,802
Food Products – 0.13%
Archer-Daniels-Midland 4.70% 3/1/41		55,000	56,516
#Blue Merger Sub 144A 7.625% 2/15/19		60,000	61,124
#Bumble Bee Acquisition 144A 9.00% 12/15/17		60,000	62,699
#Dole Food 144A 8.00% 10/1/16		38,000	40,518
Kraft Foods
6.125% 8/23/18		35,000	39,200
6.50% 8/11/17		30,000	34,256
Smithfield Foods 10.00% 7/15/14		13,000	15,373
Tyson Foods 10.50% 3/1/14		6,000	7,230
#Viskase 144A 9.875% 1/15/18		61,000	66,033
			382,949
Gas Utilities – 0.09%
AmeriGas Partners
6.50% 5/20/21		50,000	51,375
7.125% 5/20/16		4,000	4,170
CenterPoint Energy 5.95% 2/1/17		95,000	103,522
#Inergy 144A 6.875% 8/1/21		30,000	31,313
Sempra Energy 6.15% 6/15/18		80,000	89,969
			280,349
Health Care Equipment & Supplies – 0.39%
Alere 9.00% 5/15/16		37,000	39,590
Biomet 11.625% 10/15/17		13,000	14,560
Biomet PIK 10.375% 10/15/17		26,000	28,698
CareFusion 6.375% 8/1/19		325,000	363,892
Covidien International Finance 4.20% 6/15/20		255,000	253,468
#DJO Finance 144A 9.75% 10/15/17		20,000	21,100
Hospira 6.40% 5/15/15		235,000	264,081
Zimmer Holdings 4.625% 11/30/19		195,000	202,313
			1,187,702
Health Care Providers & Services – 0.27%
#HCA Holdings 144A 7.75% 5/15/21		60,000	62,850
Laboratory Corporation of America Holdings 4.625% 11/15/20		95,000	95,289
McKesson 4.75% 3/1/21		85,000	86,373
Medco Health Solutions
4.125% 9/15/20		145,000	140,038
7.125% 3/15/18		190,000	221,893
#Multiplan 144A 9.875% 9/1/18		65,000	69,875
Quest Diagnostics
4.70% 4/1/21		115,000	114,048
4.75% 1/30/20		20,000	20,106
RadNet Management 10.375% 4/1/18		25,000	25,406
			835,878
Hotels, Restaurants & Leisure – 0.26%
#Ameristar Casinos 144A 7.50% 4/15/21		75,000	75,000
CKE Restaurants 11.375% 7/15/18		50,000	55,375
Dave & Buster's 11.00% 6/1/18		20,000	21,800
#Dunkin Finance 144A 9.625% 12/1/18		35,000	35,831
#Equinox Holdings 144A 9.50% 2/1/16		10,000	10,813
Harrah's Operating 10.00% 12/15/18		139,000	127,533
#Marina District Finance 144A 9.875% 8/15/18		25,000	26,281
MGM MIRAGE 11.375% 3/1/18		159,000	177,284
NCL 11.75% 11/15/16		12,000	13,920
OSI Restaurant Partners 10.00% 6/15/15		37,000	38,943
Pinnacle Entertainment 8.75% 5/15/20		85,000	88,825
#Pokagon Gaming Authority 144A 10.375% 6/15/14		34,000	35,360
Royal Caribbean Cruises 7.00% 6/15/13		5,000	5,350
Wyndham Worldwide
5.625% 3/1/21		55,000	54,585
5.75% 2/1/18		35,000	36,316
			803,216
Household Durables – 0.17%
#Beazer Homes USA 144A 9.125% 5/15/19		25,000	25,406
Jarden
6.125% 11/15/22		45,000	44,213
7.50% 1/15/20		5,000	5,275
K Hovnanian Enterprises 10.625% 10/15/16		36,000	38,430
#M/I Homes 144A 8.625% 11/15/18		50,000	50,188
Mohawk Industries 6.875% 1/15/16		4,000	4,310
Norcraft Holdings 9.75% 9/1/12		63,000	62,685
#Reynolds Group Issuer 144A 9.00% 4/15/19		100,000	104,000
Ryland Group 8.40% 5/15/17		34,000	37,910
#Scotts Miracle-Gro 144A 6.625% 12/15/20		25,000	25,781
#Sealy Mattress 144A 10.875% 4/15/16		2,000	2,275
Standard Pacific 10.75% 9/15/16		45,000	52,650
Yankee Candle 9.75% 2/15/17		52,000	55,575
			508,698
Independent Power Producers & Energy Traders – 0.05%
AES
7.75% 3/1/14		1,000	1,085
8.00% 6/1/20		35,000	37,975
#Calpine 144A 7.875% 7/31/20		45,000	48,038
Dynegy Holdings
7.75% 6/1/19		14,000	10,938
8.375% 5/1/16		40,000	33,700
NRG Energy 7.375% 2/1/16		18,000	18,675
			150,411
Insurance – 0.38%
American International Group 5.45% 5/18/17		65,000	66,898
•Chubb 6.375% 3/29/67		115,000	121,613
•Genworth Financial 6.15% 11/15/66		80,000	63,800
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		120,000	100,465
•ING Groep 5.775% 12/29/49		40,000	37,200
•#Liberty Mutual Group 144A 7.00% 3/15/37		35,000	33,708
MetLife 6.817% 8/15/18		445,000	515,296
Prudential Financial
3.875% 1/14/15		85,000	87,968
4.50% 11/15/20		75,000	73,604
π•XL Group 6.50% 12/29/49		65,000	60,288
			1,160,840
Internet Software & Services – 0.06%
GXS Worldwide 9.75% 6/15/15		116,000	118,610
Symantec 4.20% 9/15/20		85,000	80,143
			198,753
IT Services – 0.03%
First Data
9.875% 9/24/15		30,000	30,900
11.25% 3/31/16		40,000	40,050
#Unisys 144A 12.75% 10/15/14		24,000	28,620
			99,570
Life Sciences Tools & Services – 0.28%
Amgen 3.45% 10/1/20		150,000	141,438
Bio-Rad Laboratories
4.875% 12/15/20		145,000	143,369
8.00% 9/15/16		4,000	4,450
Celgene
2.45% 10/15/15		55,000	53,285
3.95% 10/15/20		125,000	118,186
Genzyme 3.625% 6/15/15		280,000	291,158
Life Technologies 6.00% 3/1/20		100,000	107,894
			859,780
Machinery – 0.04%
Case New Holland 7.75% 9/1/13		45,000	49,219
RBS Global/Rexnord 11.75% 8/1/16		40,000	43,100
TriMas 9.75% 12/15/17		32,000	35,400
			127,719
Media – 0.49%
#Affinion Group 144A 7.875% 12/15/18		65,000	61,425
#CCO Holdings 144A 7.00% 1/15/19		15,000	15,413
#Charter Communications Operating 144A 10.875% 9/15/14		50,000	56,250
#Clear Channel Communications 144A 9.00% 3/1/21		35,000	35,088
CSC Holdings 6.75% 4/15/12		11,000	11,440
DIRECTV Holdings 5.00% 3/1/21		175,000	175,956
DISH DBS 7.875% 9/1/19		40,000	43,500
Lamar Media 6.625% 8/15/15		6,000	6,165
LIN Television 6.50% 5/15/13		9,000	9,034
#NBC Universal 144A 4.375% 4/1/21		335,000	321,363
Nielsen Finance 11.625% 2/1/14		8,000	9,460
#Sinclair Television Group 144A 9.25% 11/1/17		32,000	35,840
#Sirius XM Radio 144A
8.75% 4/1/15		70,000	79,100
9.75% 9/1/15		10,000	11,313
Time Warner 4.75% 3/29/21		85,000	84,605
Time Warner Cable
4.125% 2/15/21		20,000	18,725
8.25% 4/1/19		98,000	119,568
Viacom 3.50% 4/1/17		160,000	157,736
#Vivendi 144A 6.625% 4/4/18		170,000	190,624
#XM Satellite Radio 144A 13.00% 8/1/13		40,000	47,700
			1,490,305
Metals & Mining – 0.45%
AK Steel 7.625% 5/15/20		25,000	25,625
Alcoa
5.55% 2/1/17		20,000	21,175
5.72% 2/23/19		100,000	104,156
6.15% 8/15/20		28,000	29,641
6.75% 7/15/18		20,000	22,177
#Algoma Acqusition 144A 9.875% 6/15/15		55,000	50,875
ArcelorMittal
5.50% 3/1/21		135,000	133,281
9.85% 6/1/19		170,000	216,008
Century Aluminum 8.00% 5/15/14		56,000	58,380
Cliffs Natural Resources
4.875% 4/1/21		145,000	143,303
5.90% 3/15/20		50,000	53,416
Compass Minerals International 8.00% 6/1/19		6,000	6,570
#FMG Resources August 2006 144A 7.00% 11/1/15		55,000	57,338
•Noranda Aluminum Acquisition PIK 5.193% 5/15/15		47,965	46,406
#Novelis 144A 8.75% 12/15/20		60,000	66,300
Reliance Steel & Aluminum 6.85% 11/15/36		50,000	49,078
Ryerson
•7.679% 11/1/14		3,000	2,888
12.00% 11/1/15		56,000	61,040
Southern Copper 7.50% 7/27/35		100,000	108,278
Steel Dynamics 7.75% 4/15/16		32,000	34,240
Teck Resources 9.75% 5/15/14		67,000	81,458
			1,371,633
Multiline Retail – 0.10%
Family Dollar Stores 5.00% 2/1/21		140,000	137,804
Macy's Retail Holdings 5.90% 12/1/16		102,000	110,160
#Sears Holdings 144A 6.625% 10/15/18		50,000	48,750
			296,714
Multi-Utilities – 0.15%
CMS Energy
4.25% 9/30/15		65,000	65,506
6.25% 2/1/20		20,000	20,988
6.55% 7/17/17		40,000	43,817
8.75% 6/15/19		75,000	89,881
Nisource Finance
5.45% 9/15/20		35,000	36,388
6.40% 3/15/18		65,000	72,823
6.80% 1/15/19		60,000	68,747
•Wisconsin Energy 6.25% 5/15/67		45,000	45,226
			443,376
Oil, Gas & Consumable Fuels – 1.28%
Anadarko Petroleum 5.95% 9/15/16		125,000	136,082
Antero Resources Finance 9.375% 12/1/17		23,000	25,185
Buckeye Partners 4.875% 2/1/21		85,000	84,598
Chesapeake Energy 6.50% 8/15/17		84,000	91,245
#CNOOC Finance 2011 144A 4.25% 1/26/21		200,000	195,454
Copano Energy 7.75% 6/1/18		5,000	5,250
Ecopetrol 7.625% 7/23/19		64,000	74,080
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		88,000	89,696
•Enbridge Energy 8.05% 10/1/37		105,000	111,590
Energy Transfer Partners 9.70% 3/15/19		200,000	261,431
#ENI 144A 4.15% 10/1/20		175,000	164,386
ENSCO 4.70% 3/15/21		125,000	124,320
Enterprise Products Operating
•7.034% 1/15/68		165,000	171,417
9.75% 1/31/14		125,000	149,877
EOG Resources 4.10% 2/1/21		60,000	58,206
Forest Oil 7.25% 6/15/19		47,000	49,350
#Headwaters 144A 7.625% 4/1/19		40,000	40,200
#Hilcorp Energy I 144A 7.75% 11/1/15		51,000	53,040
Holly 9.875% 6/15/17		40,000	45,400
International Coal Group 9.125% 4/1/18		50,000	57,000
Kinder Morgan Energy 9.00% 2/1/19		215,000	273,274
Linn Energy 8.625% 4/15/20		25,000	27,875
#Murray Energy 144A 10.25% 10/15/15		46,000	49,680
#NFR Energy 144A 9.75% 2/15/17		35,000	34,825
Noble Energy 8.25% 3/1/19		155,000	195,303
OPTI Canada
7.875% 12/15/14		21,000	11,209
8.25% 12/15/14		38,000	20,473
#144A 9.00% 12/15/12		40,000	40,850
Pemex Project Funding Master Trust 6.625% 6/15/35		60,000	60,487
Petrobras International Finance
5.375% 1/27/21		80,000	80,641
5.75% 1/20/20		50,000	51,832
5.875% 3/1/18		20,000	21,285
Petrohawk Energy
7.875% 6/1/15		62,000	66,030
#144A 7.25% 8/15/18		20,000	20,700
Petroleum Development 12.00% 2/15/18		39,000	44,411
Plains All American Pipeline 8.75% 5/1/19		90,000	112,765
Pride International 6.875% 8/15/20		125,000	142,344
Quicksilver Resources 7.125% 4/1/16		34,000	33,745
Range Resources 8.00% 5/15/19		30,000	33,225
#SandRidge Energy 144A 9.875% 5/15/16		76,000	84,740
•TransCanada Pipelines 6.35% 5/15/67		235,000	236,252
Williams 8.75% 3/15/32		20,000	25,955
Williams Partners 7.25% 2/1/17		70,000	82,080
#Woodside Finance 144A
4.50% 11/10/14		80,000	84,801
8.125% 3/1/14		45,000	51,727
			3,874,316
Paper & Forest Products – 0.14%
#Georgia-Pacific 144A 5.40% 11/1/20		155,000	153,341
International Paper 9.375% 5/15/19		200,000	257,818
			411,159
Pharmaceuticals – 0.04%
Merck 3.875% 1/15/21		100,000	98,076
#Mylan 144A 6.00% 11/15/18		40,000	40,200
			138,276
Real Estate Investment Trusts – 0.28%
Brandywine Operating Partnership 4.95% 4/15/18		90,000	88,947
Developers Diversified Realty
4.75% 4/15/18		65,000	63,365
5.375% 10/15/12		110,000	114,049
7.50% 4/1/17		10,000	11,293
7.875% 9/1/20		10,000	11,486
9.625% 3/15/16		30,000	36,584
Digital Realty Trust
5.25% 3/15/21		60,000	59,146
5.875% 2/1/20		65,000	67,959
Health Care REIT 5.25% 1/15/22		165,000	161,311
Host Hotels & Resorts 6.375% 3/15/15		35,000	35,919
#Qatari Diar Finance 144A 5.00% 7/21/20		100,000	99,239
Regency Centers 4.80% 4/15/21		95,000	92,952
			842,250
Road & Rail – 0.07%
Burlington Northern Santa Fe
3.60% 9/1/20		20,000	19,008
4.70% 10/1/19		145,000	151,659
5.65% 5/1/17		25,000	27,873
5.75% 3/15/18		5,000	5,580
Kansas City Southern de Mexico 8.00% 2/1/18		20,000	21,900
			226,020
Semiconductors & Semiconductor Equipment – 0.09%
Amkor Technology 7.375% 5/1/18		30,000	31,200
Analog Devices 3.00% 4/15/16		65,000	64,697
National Semiconductor 6.60% 6/15/17		150,000	165,271
			261,168
Specialty Retail – 0.04%
Best Buy 5.50% 3/15/21		55,000	54,068
Sally Holdings/Capital 10.50% 11/15/16		49,000	53,533
			107,601
Textiles, Apparel & Luxury Goods – 0.04%
Hanesbrands 6.375% 12/15/20		130,000	127,400
			127,400
Trading Companies & Distributors – 0.02%
RSC Equipment Rental 10.25% 11/15/19		45,000	51,525
			51,525
Wireless Telecommunication Services – 0.35%
America Movil
5.00% 3/30/20		100,000	103,610
6.375% 3/1/35		89,000	96,399
Cricket Communications 7.75% 10/15/20		60,000	60,600
#Crown Castle Towers 144A 4.883% 8/15/20		455,000	456,160
#Digicel 144A 12.00% 4/1/14		105,000	123,637
MetroPCS Wireless 6.625% 11/15/20		30,000	30,038
NII Capital 10.00% 8/15/16		63,000	72,135
Sprint Capital 8.75% 3/15/32		79,000	84,431
Windstream 7.875% 11/1/17		32,000	34,458
		1,061,468
Total Corporate Bonds (Cost $31,441,207)			32,587,159

Non-Agency Asset-Backed Securities – 0.59%
•Ally Master Owner Trust Series 2011-1 A1 1.13% 1/15/16		100,000	100,337
•American Express Credit Account Master Trust Series 2010-1 B 0.86% 11/16/15		100,000	100,001
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.29% 3/17/14		140,000	139,988
Series 2007-A7 A7 5.75% 7/15/20		390,000	441,056
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16		55,891	56,309
Series 2010-VT1A A3 2.41% 5/15/13		100,000	100,717
•Citibank Credit Card Issuance Trust
Series 2004-C1 C1 0.91% 7/15/13		55,000	54,936
Series 2009-A1 A1 2.01% 3/17/14		100,000	101,517
CNH Equipment Trust
Series 2009-C A3 1.85% 12/16/13		39,162	39,365
Series 2010-A A4 2.49% 4/15/30		125,000	127,403
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		100,000	112,169
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	103,012
Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16		100,000	100,183
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.81% 9/15/14		100,000	101,346
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/17/14		100,000	100,618
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		5,294	5,312
Total Non-Agency Asset-Backed Securities (Cost $1,743,743)			1,784,269
Non-Agency Collateralized Mortgage Obligations – 0.08%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		9,622	9,289
Series 2005-6 7A1 5.50% 7/25/20		7,583	7,276
•ChaseFlex Trust Series 2006-1 A4 6.237% 6/25/36		100,000	81,902
◆Countrywide Home Loan Mortgage Pass Through Trust Series 2006-17 A5 6.00% 12/25/36		22	22
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.124% 1/25/36		34,020	29,751
•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.298% 4/25/35		13,760	13,844
Series 2007-A1 7A4 5.279% 7/25/35		44,922	30,977
•MASTR ARM Trust Series 2006-2 4A1 4.972% 2/25/36		13,785	12,977
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		34,863	34,141
Series 2006-7 2A1 6.00% 6/25/36		13,504	12,522
Total Non-Agency Collateralized Mortgage Obligations (Cost $172,628)			232,701

Regional Bonds – 0.06%∆
Australia – 0.03%
New South Wales Treasury Inflation-Linked 2.75% 11/20/25	AUD	86,000	93,601
			93,601
Canada – 0.03%
Province of Quebec 4.50% 12/1/20	CAD	80,000	85,177
			85,177
Total Regional Bonds (Cost $157,042)			178,778
«Senior Secured Loans – 1.24%
Advantage Sales & Marketing 5.25% 11/29/17		64,838	65,080
Affinion Group Tranche B 5.00% 10/7/16		69,649	69,692
Allied Security Holdings 8.50% 2/4/18		35,000	35,613
ATI Holdings 7.75% 3/12/16		24,812	25,076
Attachmate 6.50% 11/21/16		100,000	99,459
AutoTrader.com Tranche B 4.75% 11/16/16		100,000	100,709
BNY ConvergEx Group
5.25% 11/29/16		64,838	65,344
8.75% 11/29/17		65,000	66,950
Bresnan Broadband Holdings 4.497% 12/6/17		124,688	125,630
Brock Holdings III
10.00% 2/15/18		30,000	30,900
Tranche B 6.00% 2/15/17		30,000	30,094
Burlington Coat Factory Warehouse Tranche B 6.25% 2/10/17		70,000	69,300
BWAY Holding Tranche B 4.50% 2/9/18		91,158	91,692
Charter Communications Operating Tranche B 8.50% 3/6/14		49,923	50,790
Citadel Broadcasting Tranche B 4.25% 11/29/16		83,350	83,506
CityCenter Holdings 7.50% 1/10/15		20,000	20,258
Clear Channel Communication Tranche B 3.912% 1/29/16		101,223	89,352
Community Health Systems 3.81% 1/25/17		134,512	134,478
Darling International Tranche B 5.141% 11/9/16		37,333	37,684
DaVita Tranche B 4.50% 10/20/16		164,588	165,674
Del Monte Foods Tranche B 4.50% 11/26/17		35,000	35,095
DineEquity Tranche B 4.25% 10/31/17		29,353	29,610
Dunkin Brands Tranche B 4.25% 11/23/17		79,800	80,390
Energy Future Holdings Tranche B2 3.786% 10/10/14		103,809	87,629
Fifth Third Processing 8.50% 11/3/17		95,000	96,948
First Data Tranche B2 3.002% 9/24/14		70,000	67,200
GenOn Energy Tranche B 6.00% 6/20/17		64,837	65,680
Graham Packaging Tranche C 6.75% 4/5/14		76,568	77,229
Grifols Tranche B 6.00% 6/4/16		160,000	161,429
Harrahs Operating Tranche B1 3.303% 1/28/15		70,000	65,220
HCA Tranche B2 3.539% 3/31/17		25,000	24,986
Houghton International Tranche B 6.75% 1/11/16		34,850	35,177
ICL Industrial Containers Tranche C 4.50% 2/9/18		8,093	8,141
Intelsat Jackson Holding Tranche B 5.25% 4/3/18		155,000	156,299
Jo-Ann Stores Tranche B 4.75% 12/23/17		35,000	34,727
JohnsonDiversey Tranche B 5.50% 11/24/15		51,325	51,646
Knology Tranche B 4.00% 8/8/17		100,000	100,112
MedAssets Tranche B 5.252% 11/15/16		69,825	70,338
Mediacom Illinois Tranche D 5.50% 3/31/17		34,911	34,968
MGM MIRAGE Tranche E 7.00% 2/21/14		70,000	68,990
Multiplan 4.75% 8/26/17		55,000	55,179
NBTY Tranche B 4.25% 10/1/17		40,000	40,125
New Development Holdings Tranche B 4.50% 3/1/18		213,000	214,146
Nuveen Investments
5.804% 5/13/17		95,563	95,993
2nd Lien 12.50% 7/9/15		100,000	107,626
PQ 6.77% 7/30/15		95,000	93,955
Remy International Tranche B 6.25% 12/16/16		64,838	65,810
Rockwood Specialties Group Tranche B 3.75% 1/25/18		50,000	50,360
Smurfit-Stone Container 6.75% 6/30/16		53,538	53,759
Toys R Us Tranche B 6.00% 9/1/16		34,912	35,178
Univision Communications 4.512% 3/29/17		119,048	116,392
Visant 5.25% 12/31/16		29,925	29,909
Total Senior Secured Loans (Cost $3,704,654)			3,767,527

Sovereign Bonds – 2.59%∆
Australia – 0.36%
Australian Government Bond
4.50% 4/15/20	AUD	643,000	620,653
6.00% 2/15/17	AUD	360,000	385,637
Australian Government Inflation-Linked 3.00% 9/20/25	AUD	86,000	96,792
			1,103,082
Belgium – 0.06%
Belgium Government Bond 4.25% 9/28/21	EUR	136,800	192,890
			192,890
Brazil – 0.14%
Federal Republic of Brazil
7.125% 1/20/37		100,000	118,750
8.875% 10/14/19		100,000	132,250
10.25% 1/10/28	BRL	276,000	169,087
			420,087
Canada – 0.10%
Canadian Government Bond
3.75% 6/1/19	CAD	197,000	211,007
4.00% 6/1/41	CAD	94,000	101,601
			312,608
Chile – 0.03%
Chile Government International Bond 5.50% 8/5/20	CLP	50,000,000	103,175
			103,175
Colombia – 0.09%
Republic of Colombia
7.75% 4/14/21	COP	206,000,000	119,274
9.85% 6/28/27	COP	158,000,000	102,170
10.375% 1/28/33		40,000	60,300
			281,744
France – 0.05%
France Government Bond O.A.T 3.75% 4/25/17	EUR	111,000	162,292
			162,292
Germany – 0.11%
Deutschland Republic 2.25% 9/4/20	EUR	254,000	329,616
			329,616
Indonesia – 0.07%
Indonesia Treasury
10.50% 8/15/30	IDR	690,000,000	87,880
11.00% 11/15/20	IDR	820,000,000	112,881
			200,761
Italy – 0.06%
Italy Buoni Poliennali Del Tesoro 4.25% 3/1/20	EUR	131,000	180,786
			180,786
Mexico – 0.18%
Mexican Bonos
7.50% 6/3/27	MXN	1,406,000	111,716
7.75% 12/14/17	MXN	2,532,000	220,209
8.50% 12/13/18	MXN	1,626,000	146,570
United Mexican States 5.95% 3/19/19		46,000	51,497
			529,992
New Zealand – 0.03%
New Zealand Government Bond 6.00% 5/15/21	NZD	105,000	82,187
			82,187
Norway – 0.36%
Norwegian Government Bond
3.75% 5/25/21	NOK	1,433,000	257,679
4.50% 5/22/19	NOK	2,280,000	434,884
5.00% 5/15/15	NOK	2,012,000	387,396
			1,079,959
Panama – 0.07%
Panama Government International Bond
6.70% 1/26/36		27,000	30,443
7.25% 3/15/15		110,000	128,425
8.875% 9/30/27		44,000	59,620
			218,488
Peru – 0.07%
Republic of Peru 7.125% 3/30/19		191,000	226,335
			226,335
Philippines – 0.13%
Republic of Philippines
4.95% 1/15/21	PHP	5,000,000	113,371
6.375% 10/23/34		100,000	105,750
6.50% 1/20/20		100,000	113,625
9.375% 1/18/17		45,000	57,994
			390,740
Poland – 0.12%
Poland Government Bond
5.00% 10/24/13	PLN	70,000	24,580
5.50% 4/25/15	PLN	175,000	61,352
5.50% 10/25/19	PLN	418,000	140,793
Poland Government International Bond 6.375% 7/15/19		110,000	122,951
			349,676
Republic of Korea – 0.03%
@Korea Treasury Inflation- Linked 2.75% 6/10/20	KRW	89,665,578	92,030
			92,030
Russia – 0.11%
Russian-Eurobond 7.50% 3/31/30		294,455	343,962
			343,962
South Africa – 0.09%
South Africa Government Bond 7.25% 1/15/20	ZAR	1,177,000	159,400
South Africa Government Inflation-Linked Bond 2.75% 1/31/22	ZAR	257,282	38,393
South Africa Government International Bond 6.50% 6/2/14		54,000	60,615
			258,408
Sweden – 0.08%
Sweden Government 5.00% 12/1/20	SEK	1,285,000	230,916
			230,916
Turkey – 0.10%
Turkey Government
4.00% 4/29/15	TRY	174,827	121,753
Turkey Government International Bond
5.625% 3/30/21		100,000	102,500
6.875% 3/17/36		61,000	64,874
			289,127
United Kingdom – 0.11%
United Kingdom Gilt
4.50% 3/7/19	GBP	97,000	167,085
4.75% 3/7/20	GBP	100,000	174,558
			341,643
Uruguay – 0.04%
Uruguay Government International Bond 8.00% 11/18/22		96,000	120,000
			120,000
Total Sovereign Bonds (Cost $7,643,090)			7,840,504
Supranational Banks – 0.12%
European Investment Bank 9.00% 12/21/18	ZAR	1,500,000	221,482
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	410,000	73,076
3.625% 6/22/20	NOK	440,000	76,223
Total Supranational Banks (Cost $325,864)			370,781
U.S. Treasury Obligations – 0.38%
∞U.S. Treasury Bond 4.25% 11/15/40		155,000	148,267
U.S. Treasury Inflation Index Note 0.50% 4/15/15		157,511	163,688
U.S. Treasury Notes
2.25% 3/31/16		350,000	350,464
3.625% 2/15/21		485,000	491,973
Total U.S. Treasury Obligations (Cost $1,143,098)			1,154,392
		Number of
		Shares
Right – 0.00%
†B2W Cia Global Do Varejo		3,547	2,390
Total Right (Cost $0)			2,390

Warrant – 0.00%
US Airways		8	0
Total Warrant (Cost $0)			0
		Principal
		Amount¡
≠Short-Term Investment – 2.94%
Discounted Commercial Paper – 2.94%
Statoil 0.11% 4/1/11		8,905,000	8,905,000
Total Short-Term Investment (Cost $8,905,000)			8,905,000
Total Value of Securities – 101.15%
(Cost $246,581,426)			306,489,459
Liabilities Net of Receivables and Other Assets (See Notes) – (1.15%)			(3,484,977)
Net Assets Applicable to 23,335,463 Shares Outstanding – 100.00%			$303,004,482

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
COP– Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP– Philippine Peso
PLN – Polish Zloty
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

†Non income producing security.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $600,854, which represented 0.20% of the Fund's net assets. See Note 4 in "Notes."
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risks.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $9,709,383, which represented 3.20% of the Fund's net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2011.
πRestricted security. This investment is in a security not registered under the Securities Act of 1933, as amended and has certain restrictions on resale which may limit its liquidity. At March 31, 2011, the aggregate amount of restricted security was $60,288, which represented 0.02% of the Fund's net assets. See Note 4 in "Notes.
∆Securities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY–Barclays Bank
CDS – Credit Default Swaps
CITI – Citigroup Global Markets
GDR – Global Depositary Receipts
GNMA – Government National Mortgage Association
GSC – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
HY – High Yield
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transaction, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
NCUA – National Credit Union Administration
NVDR – Non-Voting Depositary Receipts
O.A.T – Obligations Assimilables du Trésor
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduits
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts

		Contracts				Unrealized
		to Receive		In Exchange		Appreciation
Counterparty		(Deliver)		For	Settle Date	(Depreciation)
BAML	EUR	(242,437)	USD	335,388	4/8/11	$(4,404)
BAML	MXN	218,308	USD	(17,997)	4/8/11	(3,400)
BCLY	AUD	(91,452)	USD	90,000	4/8/11	(4,568)
CITI	CLP	56,707,500	USD	(118,759)	4/8/11	22
CITI	EUR	(328,060)	USD	453,149	4/8/11	(11,708)
GSC	GBP	(162,846)	USD	265,646	4/8/11	4,447
HSBC	AUD	(257,451)	USD	253,000	4/8/11	(13,224)
HSBC	EUR	344,650	USD	(476,771)	4/8/11	11,593
JPMC	AUD	(251,635)	USD	253,000	4/8/11	3,197
JPMC	JPY	14,637,525	USD	(178,831)	4/8/11	(2,839)
JPMC	MYR	1,289,928	USD	(422,789)	4/8/11	(7,210)
MNB	JPY	(10,216,317)	USD	123,813	4/1/11	978
MNB	KRW	145,941,870	USD	(133,244)	4/1/11	(154)
MNB	ZAR	1,575,536	USD	(229,817)	4/1/11	3,047
MSC	AUD	(470,941)	USD	463,000	4/8/11	(23,989)
MSC	CHF	165,370	USD	(178,073)	4/8/11	1,979
MSC	EUR	(607,906)	USD	839,348	4/8/11	(22,048)
MSC	JPY	12,800,800	USD	(160,000)	4/8/11	(6,091)
MSC	KRW	215,735,400	USD	(192,235)	4/8/11	4,421
MSC	MXN	528,439	USD	(43,550)	4/8/11	834
MSC	MYR	(438,938)	USD	143,900	4/8/11	(1,055)
						$(70,172)

Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(3) U.S. Treasury 5 yr Notes	$(352,679)	$(350,367)	6/30/11	$2,312
1 Euro-Bond	168,815	171,878	6/8/11	3,063
	$(183,864)			$5,375

Swap Contract
CDS Contract

					Unrealized
	Swap	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
MSC	CDX.NA.HY.16	$370,000	5.00%	6/20/16	$(212)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Foundation® Aggressive Allocation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swaps (CDS) are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$248,603,295
Aggregate unrealized appreciation	$ 62,728,439
Aggregate unrealized depreciation	(4,842,275)
Net unrealized appreciation	$ 57,886,164

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $45,307,372 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $380,955 expires in 2016 and $44,926,417 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2  - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 14,014,815	$ 103,012	$ 14,117,827
Common Stock	207,229,982	146,123	-	207,376,105
Corporate Bonds	-	37,866,576	-	37,866,576
Foreign Debt	-	8,298,033	92,030	8,390,063
Exchange-Traded Funds	28,196,220	-	-	28,196,220
U.S. Treasury Obligations	-	1,154,392	-	1,154,392
Short-Term Investment	-	8,905,000	-	8,905,000
Other	52,115	431,161	-	483,276
Total	$235,478,317	$70,816,100	$195,042	$306,489,459

Foreign Currency Exchange Contracts	$ -	$ (70,172)	$ -	(70,172)
Futures Contracts	$ 5,375	$ -	$ -	$ 5,375
Swap Contract	$ -	$ (212) $	$ -	$ (212)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and Mortgage-	Corporate	Foreign
	Securities	Bonds	Debt	Total
Balance as of 12/31/10	$ -	$105,000	$ -	$105,000
Purchases	101,698	-	83,681	185,379
Sales	-	(105,812)	-	(105,812)
Net realized gain	-	812	-	812
Net change in unrealized
appreciation/depreciation	1,314	-	8,349	9,663
Balance as of 3/31/11	$ 103,012	$ -	$ 92,030	$195,042

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/11	$ 1,314	$ -	$ 8,349	$ 9,663

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S.GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at March 31, 2011.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No index swap contracts were outstanding at March 31, 2011.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2011, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.  During the period ended March 31, 2011, the Fund did not enter into any CDS contracts as a seller of protection. At March 31, 2011, the net unrealized depreciation of credit default swaps was $212. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2011, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $370,000 less the value of the contracts' related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments

Fair values of derivative instruments as of March 31, 2011, were as follows:

	Asset Derivatives Schedule of Investments		Liability Derivatives Schedule of Investments
	Location	Fair Value	Location	Fair Value
Foreign currency exchange contracts (Forward currency contracts)	Liabilities net of receivables and other assets	$8,318	Liabilities net of receivables and other assets	$(78,490)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	5.375	Liabilities net of receivables and other assets	-
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	-	Liabilities net of receivables and other assets	(212)

Total		$13,693		$ (78,702)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2011 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Appreciation or Depreciation on Derivatives Recognized in Income
Foreign currency exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(155,516)*	$25,963
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	9,525	(53,771)
Credit contracts (Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(4,781)	(212)

Total		$(150,772)	$(28,020)

*Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported on the Fund’s Statement of Operations.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Mondrian International Value Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.57%∆
Australia – 8.01%
Amcor	1,372,409	$10,029,299
AMP	165,825	932,035
Foster's Group	551,225	3,263,678
QBE Insurance Group	637,923	11,667,750
Telstra	4,937,398	14,412,175
Wesfarmers	283,077	9,311,953
		49,616,890
Belgium – 0.00%
*†Ageas VVPR Strip	340,580	965
		965
France – 15.73%
Carrefour	341,695	15,127,974
Cie de Saint-Gobain	163,325	10,000,410
France Telecom	767,856	17,204,529
*†GDF Suez VVPR Strip	60,186	85
Sanofi-Aventis	267,876	18,782,385
Societe Generale	89,059	5,786,931
Total	322,171	19,612,424
Vinci	174,493	10,904,317
		97,419,055
Germany – 4.89%
Deutsche Telekom	1,162,165	17,903,110
RWE	193,549	12,394,138
		30,297,248
Italy – 4.89%
ENI	677,982	16,651,288
Intesa Sanpaolo	4,615,488	13,657,753
		30,309,041
Japan – 19.04%
Astellas Pharma	429,400	15,900,836
Canon	403,400	17,557,053
Kao	638,100	15,918,936
KDDI	1,508	9,337,181
Secom	25,000	1,161,707
Seven & I Holdings	664,400	16,950,488
Shin-Etsu Chemical	40,300	2,003,493
Takeda Pharmaceutical	363,300	16,947,448
Tokio Marine Holdings	370,300	9,901,379
Toyota Motor	271,900	10,951,187
Trend Micro	50,200	1,336,856
		117,966,564
Netherlands – 5.82%
†ING Groep CVA	909,192	11,507,655
Koninklijke Ahold	1,077,858	14,462,751
Reed Elsevier	781,431	10,055,591
		36,025,997
New Zealand – 0.53%
Telecom New Zealand	2,124,753	3,258,584
		3,258,584
Singapore – 3.87%
Jardine Matheson Holdings	151,600	6,752,264
Singapore Telecommunications	3,516,000	8,423,561
United Overseas Bank	589,492	8,791,757
		23,967,582
Spain – 6.93%
Banco Santander	502,837	5,837,788
Iberdrola	2,125,693	18,484,896
Telefonica	741,976	18,575,248
		42,897,932
Switzerland – 5.08%
Novartis	345,253	18,726,734
Zurich Financial Services	45,634	12,773,545
		31,500,279
Taiwan – 1.56%
Taiwan Semiconductor Manufacturing ADR	791,116	9,635,812
		9,635,812
United Kingdom – 22.22%
BG Group	520,949	12,960,998
BP	1,724,293	12,557,360
Compass Group	1,383,960	12,443,157
Experian	608,566	7,536,270
GlaxoSmithKline	1,051,912	20,071,291
Royal Dutch Shell Class A	549,478	19,970,279
Tesco	2,704,395	16,528,237
Unilever	658,536	20,070,794
Vodafone Group	5,472,221	15,493,152
		137,631,538
Total Common Stock (Cost $477,892,825)		610,527,487

Short-Term Investment – 0.83%
Money Market Mutual Fund –0.83%
Dreyfus Treasury & Agency Cash Management Fund	5,161,117	5,161,117
Total Short-Term Investment (Cost $5,161,117)		5,161,117

Total Value of Securities – 99.40%
(Cost $483,053,942)		615,688,604
Receivables and Other Assets Net of Liabilities (See Notes) – 0.60%		3,734,141
Net Assets Applicable to 38,496,085 Shares Outstanding – 100.00%		$619,422,745

∆Securities have been classified by country of origin.
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†Non income producing security.

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CVA – Dutch Certificate
JPY – Japanese Yen
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

1The following foreign currency exchange contracts were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts

			Unrealized
			Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(379,847)	USD	391,508	4/1/11	$ (1,623)
MNB	AUD	(435,738)	USD	448,946	4/4/11	(1,864)
MNB	AUD	(14,425,500)	USD	14,350,776	4/28/11	(529,556)
MNB	JPY		USD	(390,180)	4/1/11	(4,806)
						$(537,849)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mondrian International Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$488,848,418
Aggregate unrealized appreciation	$183,535,258
Aggregate unrealized depreciation	(56,695,072)
Net unrealized appreciation	$126,840,186

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $93,801,822 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $88,476,934 expires in 2017 and $5,324,888 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$610,527,487	$ -	$610,527,487
Short-Term Investment	5,161,117	-	5,161,117
Total	$615,688,604	$ -	$615,688,604

Foreign Currency Exchange Contracts	$ -	$(537,849)	$ (537,849)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Wilshire Moderate Profile Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 72.97%
Equity Funds – 28.97%
*Lincoln Variable Insurance Products Trust –
†LVIP Baron Growth Opportunities Fund	860,584	$28,944,038
LVIP Columbia Value Opportunities Fund	2,463,134	28,478,750
LVIP Delaware Special Opportunities Fund	669,257	28,486,234
LVIP MFS Value Fund	3,681,433	88,980,229
LVIP SSgA Large Cap 100 Fund	6,308,838	70,192,129
LVIP T. Rowe Price Growth Stock Fund	6,045,115	112,789,750
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,804,086	28,089,620
LVIP Wells Fargo Intrinsic Value Fund	1,067,028	15,275,577
		401,236,327
Fixed Income Funds – 25.18%
*Lincoln Variable Insurance Products Trust –
LVIP BlackRock Inflation Protected Bond Fund	6,809,560	70,363,186
LVIP Delaware Bond Fund	13,202,405	182,483,643
LVIP Delaware Diversified Floating Rate Fund	6,708,822	68,443,405
LVIP J.P. Morgan High Yield Fund	2,560,105	27,518,572
		348,808,806
International Equity Funds – 16.82%
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	3,590,948	27,413,295
LVIP MFS International Growth Fund	6,981,908	88,216,403
LVIP Mondrian International Value Fund	3,356,693	54,022,625
LVIP SSgA Developed International 150 Fund	4,568,073	40,747,208
LVIP SSgA Emerging Markets 100 Fund	609,765	8,909,280
LVIP Templeton Growth Fund	508,463	13,734,600
		233,043,411
International Fixed Income Fund – 2.00%
*Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	2,353,808	27,673,722
	27,673,722
Total Affiliated Investment Companies (Cost $848,031,985)		1,010,762,266
Unaffiliated Investment Companies – 27.13%
Equity Funds – 12.45%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	9,282,197	80,105,361
Delaware VIP Value Series	5,181,804	92,339,754
		172,445,115
Fixed Income Fund – 12.74%
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	15,464,176	176,446,250
		176,446,250
International Equity Fund – 1.94%
*Delaware VIP Trust –
Delaware VIP Emerging Markets Series	1,182,020	26,843,676
		26,843,676
Total Unaffiliated Investment Companies (Cost $299,132,043)		375,735,041

Short-Term Investment – 0.13%
Money Market Mutual Fund – 0.13%
Dreyfus Treasury & Agency Cash Management Fund	1,750,334	1,750,334
Total Short-Term Investment (Cost $1,750,334)		1,750,334

Total Value of Securities – 100.23%
(Cost $1,148,914,362)		1,388,247,641
Liabilities Net of Receivables and Other Assets (See Notes) – (0.23%)		(3,173,211)
Net Assets Applicable to 111,900,977 Shares Outstanding – 100.00%		$1,385,074,430

*Standard Class shares.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Moderate Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,205,409,928
Aggregate unrealized appreciation	$ 239,333,280
Aggregate unrealized depreciation	(56,495,567)
Net unrealized appreciation	$ 182,837,713

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $107,975,945 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $94,962,601 expires in 2017 and $13,013,344 expires in 2018.

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$1,386,497,307
Short-Term Investment	1,750,334
Total	$1,388,247,641

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Wilshire Conservative Profile Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 74.39%
Equity Funds – 21.35%
*Lincoln Variable Insurance Products Trust –
†LVIP Baron Growth Opportunities Fund	435,146	$14,635,257
LVIP Columbia Value Opportunities Fund	828,760	9,582,117
LVIP MFS Value Fund	985,316	23,815,083
LVIP SSgA Large Cap 100 Fund	1,273,489	14,168,839
LVIP T. Rowe Price Growth Stock Fund	1,228,695	22,924,996
LVIP Wells Fargo Intrinsic Value Fund	1,000,842	14,328,055
		99,454,347
Fixed Income Funds – 42.19%
*Lincoln Variable Insurance Products Trust –
LVIP BlackRock Inflation Protected Bond Fund	2,749,485	28,410,433
LVIP Delaware Bond Fund	9,829,291	135,860,454
LVIP Delaware Diversified Floating Rate Fund	2,256,630	23,022,138
LVIP J.P. Morgan High Yield Fund	861,216	9,257,208
		196,550,233
International Equity Funds – 8.85%
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	603,850	4,609,791
LVIP MFS International Growth Fund	1,458,141	18,423,614
LVIP Mondrian International Value Fund	564,410	9,083,615
LVIP SSgA Developed International 150 Fund	1,024,194	9,135,806
		41,252,826
International Fixed Income Fund – 2.00%
*Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	791,793	9,309,111
		9,309,111
Total Affiliated Investment Companies (Cost $297,350,169)		346,566,517
Unaffiliated Investment Companies – 25.69%
Equity Funds – 10.00%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	2,714,627	23,427,228
Delaware VIP Value Series	1,298,831	23,145,164
		46,572,392
Fixed Income Funds – 15.69%
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	6,409,025	73,126,976
		73,126,976
Total Unaffiliated Investment Companies (Cost $94,220,398)		119,699,368

Total Value of Securities – 100.08%
(Cost $391,570,567)		466,265,885
Liabilities Net of Receivables and Other Assets (See Notes) – (0.08%)		(382,743)
Net Assets Applicable to 37,581,485 Shares Outstanding – 100.00%		$465,883,142

*Standard Class shares.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Conservative Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$410,098,443
Aggregate unrealized appreciation	$ 74,695,318
Aggregate unrealized depreciation	(18,527,876)
Net unrealized appreciation	$ 56,167,442

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $12,410,828 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$466,265,885

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Wilshire Moderately Aggressive Profile Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 72.67%
Equity Funds – 30.25%
*Lincoln Variable Insurance Products Trust –
†LVIP Baron Growth Opportunities Fund	553,674	$18,621,729
LVIP Columbia Value Opportunities Fund	1,585,071	18,326,589
LVIP Delaware Special Opportunities Fund	430,558	18,326,273
LVIP MFS Value Fund	2,720,040	65,743,360
LVIP SSgA Large Cap 100 Fund	4,058,613	45,156,123
LVIP T. Rowe Price Growth Stock Fund	3,957,191	73,833,271
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	18,069,305	1,160,521

LVIP Wells Fargo Intrinsic Value Fund	839,703	12,021,182
		270,097,832
Fixed Income Funds – 18.58%
*Lincoln Variable Insurance Products Trust –
LVIP BlackRock Inflation Protected Bond Fund	4,383,016	45,289,708
LVIP Delaware Bond Fund	7,443,090	102,878,395
LVIP J.P. Morgan High Yield Fund	1,647,383	17,707,716
		165,875,819
International Equity Funds – 21.84%
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	3,464,773	26,450,075
LVIP MFS International Growth Fund	5,303,174	67,005,604
LVIP Mondrian International Value Fund	2,158,781	34,743,416
LVIP SSgA Developed International 150 Fund	3,916,932	34,939,031
LVIP SSgA Emerging Markets 100 Fund	969,204	14,161,035
LVIP Templeton Growth Fund	654,126	17,669,263
		194,968,424
International Fixed Income Fund – 2.00%
*Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	1,514,777	17,809,236
		17,809,236
Total Affiliated Investment Companies (Cost $548,331,214)		648,751,311
Unaffiliated Investment Companies – 27.36%
**Commodity Fund – 1.04%
PIMCO Commodity RealReturn Strategy Portfolio	956,824	9,271,624
		9,271,624
Equity Funds – 14.10%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	6,848,473	59,102,318
Delaware VIP Value Series	3,745,202	66,739,501
		125,841,819
Fixed Income Fund – 9.37%
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	7,334,666	83,688,543
		83,688,543
International Fixed Income Fund – 2.85%
*Delaware VIP Trust –
Delaware VIP Emerging Markets Series	1,121,202	25,462,489
		25,462,489
Total Unaffiliated Investment Companies (Cost $195,977,551)		244,264,475
Short-Term Investments – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund	219,655	219,655
Total Short-Term Investments (Cost $219,655)		219,655

Total Value of Securities – 100.05%
(Cost $744,528,420)		893,235,441
Liabilities Net of Receivables and Other Assets (See Notes) – (0.05%)		(485,216)
Net Assets Applicable to 75,038,918 Shares Outstanding – 100.00%		$892,750,225

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Moderately Aggressive Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$787,547,893
Aggregate unrealized appreciation	$148,707,021
Aggregate unrealized depreciation	(43,019,473)
Net unrealized appreciation	$105,687,548

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $110,633,020 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $89,130,309 expires in 2017 and $21,502,711 expires in 2018.

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$893,015,786
Short-Term Investment	219,655
Total	$893,235,441

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Global Tactical Allocation Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 59.80%
Equity Funds – 21.46%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	1,504,453	$16,738,538
LVIP SSgA S&P 500 Index Fund	1,300,990	12,139,537
LVIP SSgA Small-Cap Index Fund	111,369	2,150,315
LVIP SSgA Small-Mid Cap 200 Fund	102,988	1,383,433
		32,411,823
Fixed Income Fund – 17.47%
*Lincoln Variable Insurance Products Trust – LVIP SSgA Bond Index Fund	2,398,831	26,394,339
		26,394,339
International Equity Funds – 20.87%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Developed International 150 Fund	1,792,503	15,989,123
LVIP SSgA Emerging Markets 100 Fund	270,467	3,951,797
LVIP SSgA International Index Fund	1,413,269	11,584,569
		31,525,489
Total Affiliated Investment Companies (Cost $83,483,696)		90,331,651
Unaffiliated Investment Companies – 40.09%
Commodity Fund – 2.36%
†SPDR® Gold ETF	25,548	3,572,121
		3,572,121
Equity Funds – 13.81%
SPDR® Dow Jones Small Cap ETF	15,899	1,125,245
SPDR® S&P 500 ETF	114,400	15,159,145
SPDR® S&P MidCap 400 ETF	25,475	4,574,036
		20,858,426
Fixed Income Funds – 16.46%
SPDR® Barclays Capital Aggregate Bond ETF	120,294	6,667,896
SPDR® Barclays Capital High Yield Bond ETF	36,663	1,484,485
SPDR® Barclays Capital Intermediate Term Corporate Bond ETF	139,070	4,547,589
SPDR® Barclays Capital Short Term Corporate Bond ETF	6,140	186,226
SPDR® Barclays Capital TIPS ETF	138,620	7,473,005
SPDR® DB International Government Inflation-Protected Bond ETF	74,533	4,505,520
		24,864,721
International Equity Funds – 7.46%
SPDR® S&P Emerging Markets ETF	90,933	6,847,255
SPDR® S&P World ex-US ETF	163,767	4,420,071
		11,267,326
Total Unaffiliated Investment Companies (Cost $56,551,235)		60,562,594

Short-Term Investment – 0.60%
Money Market Mutual Fund – 0.60%
Dreyfus Treasury & Agency Cash Management Fund	906,671	906,671
Total Short-Term Investment (Cost $906,671)		906,671
Total Value of Securities – 100.49%
(Cost $140,941,602)		151,800,916
Liabilities Net of Receivables and Other Assets (See Notes) – (0.49%)		(734,097)
Net Assets Applicable to 14,144,507 Shares Outstanding – 100.00%		$151,066,819

*Standard Class shares.
†Non income producing security.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Global Tactical Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$140,960,978
Aggregate unrealized appreciation	$11,316,006
Aggregate unrealized depreciation	(476,068)
Net unrealized appreciation	$10,839,938

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $44,322,276 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $40,556,592 expires in 2017 and $3,765,684 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$150,894,245
Short-Term Investment	906,671
Total	$151,800,916

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Capital Growth Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.85%
Aerospace & Defense – 0.52%
Precision Castparts	10,390	$1,529,200
		1,529,200
Air Freight & Logistics – 0.42%
C.H. Robinson Worldwide	16,560	1,227,593
		1,227,593
Auto Components – 2.06%
Johnson Controls	144,530	6,008,112
		6,008,112
Automobiles – 2.52%
†Ford Motor	199,110	2,968,730
Harley-Davidson	102,660	4,362,024
		7,330,754
Capital Markets – 3.37%
Ameriprise Financial	73,660	4,499,153
BlackRock	26,430	5,312,694
		9,811,847
Chemicals – 2.83%
Monsanto	67,780	4,897,782
Mosaic	42,550	3,350,813
		8,248,595
Commercial Banks – 1.60%
Wells Fargo	147,240	4,667,508
		4,667,508
Communications Equipment – 5.14%
†Acme Packet	15,350	1,089,236
†F5 Networks	17,300	1,774,461
†Juniper Networks	129,590	5,453,147
QUALCOMM	121,540	6,664,038
		14,980,882
Computers & Peripherals – 9.54%
†Apple	46,100	16,063,545
†EMC	297,410	7,896,236
†NetApp	79,630	3,836,573
		27,796,354
Consumer Finance – 0.48%
American Express	31,120	1,406,624
		1,406,624
Electrical Equipment – 0.64%
AMETEK	42,270	1,854,385
		1,854,385
Electronic Equipment, Instruments & Components – 2.25%
†Agilent Technologies	111,140	4,976,849
†Dolby Laboratories Class A	31,960	1,572,752
		6,549,601
Energy Equipment & Services – 4.45%
ENSCO ADR	61,590	3,562,366
National Oilwell Varco	39,790	3,154,153
Schlumberger	66,940	6,242,824
		12,959,343
Food Products – 2.95%
†Green Mountain Coffee Roasters	132,880	8,585,377
		8,585,377

Health Care Equipment & Supplies – 1.64%
Covidien	49,850	2,589,209
†Hologic	99,220	2,202,684
		4,791,893
Hotels, Restaurants & Leisure – 1.77%
†Las Vegas Sands	57,020	2,407,384
†MGM Resorts International	32,900	432,635
Starbucks	62,410	2,306,050
		5,146,069
Industrial Conglomerates – 0.77%
Siemens ADR	16,260	2,233,148
		2,233,148
Insurance – 1.82%
Hartford Financial Services Group	164,430	4,428,100
Progressive	41,460	876,050
		5,304,150
Internet & Catalog Retail – 2.41%
†Amazon.com	8,190	1,475,265
†priceline.com	10,980	5,560,711
		7,035,976
Internet Software & Services – 3.80%
†eBay	298,530	9,266,371
VeriSign	49,460	1,790,947
		11,057,318
IT Services – 3.74%
Accenture Class A	33,600	1,846,992
†Alliance Data Systems	39,580	3,399,526
†Cognizant Technology Solutions Class A	42,340	3,446,476
Western Union	106,110	2,203,905
		10,896,899
Machinery – 7.98%
Caterpillar	31,300	3,485,255
Cummins	36,050	3,951,801
Eaton	57,840	3,206,650
Illinois Tool Works	63,480	3,410,146
Joy Global	41,310	4,081,841
PACCAR	97,850	5,122,447
		23,258,140
Media – 3.78%
Disney (Walt)	100,060	4,311,585
News Class A	305,980	5,373,009
†Sirius XM Radio	806,170	1,338,242
		11,022,836
Metals & Mining – 1.78%
Freeport-McMoRan Copper & Gold	46,820	2,600,851
Rio Tinto ADR	36,300	2,581,656
		5,182,507
Oil, Gas & Consumable Fuels – 4.78%
Anadarko Petroleum	53,130	4,352,410
Consol Energy	68,010	3,647,376
EOG Resources	37,340	4,425,164
Occidental Petroleum	14,380	1,502,566
		13,927,516
Pharmaceuticals – 0.55%
Teva Pharmaceutical Industries ADR	32,020	1,606,443
		1,606,443
Semiconductors & Semiconductor Equipment – 9.93%
Altera	250,210	11,014,243
Analog Devices	116,450	4,585,801
Broadcom Class A	128,360	5,054,817
†Rovi	38,100	2,044,065
†Skyworks Solutions	65,890	2,136,154
Texas Instruments	118,340	4,089,830
		28,924,910
Software – 8.04%
†BMC Software	109,069	5,425,092
†Citrix Systems	87,600	6,435,096
Oracle	308,210	10,284,968
†VMware Class A	15,820	1,289,963
		23,435,119
Specialty Retail – 2.87%
Abercrombie & Fitch Class A	49,840	2,925,608
Lowe's	130,530	3,449,908
Staples	101,550	1,972,101
		8,347,617
Textiles, Apparel & Luxury Goods – 4.42%
Coach	71,140	3,702,126
†Fossil	28,940	2,710,231
†lululemon athletica	22,750	2,025,888
Polo Ralph Lauren	35,910	4,440,271
		12,878,516
Total Common Stock (Cost $216,945,823)		288,005,232

Short-Term Investment – 1.04%
Money Market Mutual Fund – 1.04%
Dreyfus Treasury & Agency Cash Management Fund	3,036,626	3,036,626
Total Short-Term Investment (Cost $3,036,626)		3,036,626
Total Value of Securities – 99.89%
(Cost $219,982,449)		291,041,858
Receivables and Other Assets Net of Liabilities (See Notes) – 0.11%		312,954
Net Assets Applicable to 10,648,284 Shares Outstanding – 100.00%		$291,354,812

†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Capital Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$221,335,912
Aggregate unrealized appreciation	$ 72,428,327
Aggregate unrealized depreciation	(2,722,381)
Net unrealized appreciation	$ 69,705,946

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $65,797,914 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,609,610 expires in 2011, $19,364,659 expires in 2016, and $40,823,645 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Common Stock	$288,005,232
Short-Term Investment	3,036,626
Total	$291,041,858

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP MFS International Growth Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.95%Δ
Australia – 4.95%
BHP Billiton	205,800	$9,918,378
Iluka Resources	306,578	4,220,607
Newcrest Mining	60,668	2,500,594
		16,639,579
Austria – 1.09%
Erste Group Bank	72,822	3,674,555
		3,674,555
Brazil – 4.48%
Banco Santander ADR	367,370	4,503,957
BM&F Bovespa	235,600	1,710,384
Brasil Brokers Participacoes	179,300	922,698
Diagnosticos da America	164,200	2,102,420
Fleury	97,800	1,437,971
Lojas Renner	53,000	1,725,430
LPS Brasil Consultoria de Imoveis	41,700	980,996
Petroleo Brasileiro ADR	41,380	1,672,993
		15,056,849
Canada – 4.61%
Canadian National Railway	34,200	2,574,234
Magna International Class A	38,880	1,862,741
Suncor Energy	124,175	5,568,408
Teck Resources Class B	103,264	5,473,120
		15,478,503
China – 0.38%■
China Construction Bank	1,343,850	1,259,390
		1,259,390
Denmark – 0.87%
Novo Nordisk Class B	23,192	2,913,767
		2,913,767
Finland – 0.99%
Kone Class B	57,851	3,328,649
		3,328,649
France – 14.26%
Air Liquide	27,430	3,644,807
Danone	102,150	6,673,034
Dassault Systemes	51,525	3,959,941
Cie Generale d’Optique Essilor International	41,936	3,114,221
Legrand	108,306	4,505,736
LVMH Moet Hennessy Louis Vuitton	51,717	8,186,864
Pernod-Ricard	42,963	4,012,464
Publicis Groupe	94,390	5,293,928
Schneider Electric	49,768	8,506,063
		47,897,058
Germany – 8.53%
Bayer	59,923	4,662,266
Beiersdorf	23,691	1,446,238
Deutsche Boerse	50,951	3,881,167
Fresenius Medical Care	47,980	3,233,269
Infineon Technologies	257,158	2,644,408
Linde	36,238	5,721,113
SAP	54,902	3,361,267
Symrise	125,400	3,689,402
		28,639,130
Hong Kong – 3.83%■
China Unicom	2,348,000	3,899,801
CNOOC	887,000	2,234,918
Dairy Farm International Holdings	327,600	2,725,632
Li & Fung	782,000	4,006,054
		12,866,405
India – 0.74%
HDFC Bank ADR	7,930	1,347,624
Infosys Technologies ADR	15,780	1,131,426
		2,479,050
Indonesia – 0.58%
Bank Rakyat Indonesia Persero	2,969,500	1,960,910
		1,960,910
Ireland – 1.43%
Accenture Class A	87,240	4,795,583
		4,795,583
Israel – 2.59%
†Check Point Software Technologies	32,750	1,671,888
†NICE Systems ADR	77,910	2,877,995
Teva Pharmaceutical Industries ADR	82,645	4,146,300
		8,696,183
Italy – 1.37%
Saipem	86,572	4,602,096
		4,602,096
Japan – 9.95%
Honda Motor	127,400	4,786,594
Hoya	77,500	1,768,500
Inpex	472	3,580,788
JGC	135,000	3,160,144
Lawson	42,000	2,024,887
Miraca Holdings	700	26,805
Nitto Denko	1,600	84,833
Nomura Holdings	418,400	2,188,206
Santen Pharmaceutical	65,600	2,614,536
Shimano	36,400	1,818,359
Shin-Etsu Chemical	105,300	5,234,931
Terumo	30,000	1,581,605
Unicharm	55,600	2,022,122
Yahoo Japan	7,076	2,531,792
		33,424,102
Netherlands – 3.24%
Akzo Nobel	81,529	5,601,520
ASML Holding	73,700	3,279,650
Heineken	36,889	2,015,620
		10,896,790
Panama – 0.56%
Copa Holdings Class A	35,710	1,885,488
		1,885,488
Philippines – 0.09%
Philippine Long Distance Telephone	5,470	293,248
		293,248
Republic of Korea – 0.81%
Samsung Electronics	3,203	2,722,477
		2,722,477
Russia – 0.83%
Gazprom ADR	86,380	2,796,121
		2,796,121
South Africa – 0.66%
MTN Group	109,814	2,216,912
		2,216,912
Spain – 2.59%
†Amadeus IT Holding	119,823	2,292,478
Inditex	54,662	4,386,180
Telefonica	80,605	2,017,933
		8,696,591
Sweden – 0.49%
Hennes & Mauritz Class B	49,420	1,640,771
		1,640,771
Switzerland – 8.84%
Compagnie Financiere Richemont Class A	42,449	2,451,736
Credit Suisse Group	97,313	4,135,140
Julius Baer Group	97,127	4,215,005
Kuehne & Nagel International	12,640	1,768,361
Nestle	109,490	6,276,156
Roche Holding	12,650	1,806,946
Schindler Holding	26,631	3,200,939
Sonova Holding	37,778	3,366,499
Swatch Group	5,614	2,482,140
		29,702,922
Taiwan – 1.69%
Acer	389,000	793,743
Taiwan Semiconductor Manufacturing ADR	399,300	4,863,474
		5,657,217
Turkey – 0.85%
Akbank	585,820	2,844,247
		2,844,247
United Kingdom – 13.82%
Aberdeen Asset Management	833,275	2,817,672
Bellway	107,473	1,199,886
Capita Group	247,449	2,949,212
Compass Group	362,010	3,254,825
Diageo	236,925	4,503,609
Hays	1,508,057	2,813,383
HSBC Holdings	500,063	5,141,788
ICAP	232,361	1,968,016
Intertek Group	96,858	3,160,224
Michael Page International	437,862	3,610,205
Reckitt Benckiser Group	105,002	5,393,246
Standard Chartered	218,031	5,655,352
Tesco	648,557	3,963,735
		46,431,153
United States – 0.83%
Synthes	20,696	2,798,523
		2,798,523
Total Common Stock (Cost $294,102,508)		322,294,269
Preferred Stock – 0.56%
Germany – 0.56%
Henkel	30,481	1,891,626
Total Preferred Stock (Cost $1,648,238)		1,891,626
Short-Term Investments – 2.79%
≠Discounted Commercial Paper – 2.76%
Barclays US Funding 0.10% 4/1/11	6,716,000	6,716,000
HSBC USA 0.10% 4/1/11	2,557,000	2,557,000
		9,273,000
	Number of
	Shares
Money Market Mutual Fund – 0.03%
Dreyfus Treasury & Agency Cash Management Fund	80,353	80,353
		80,353
Total Short-Term Investments (Cost $9,353,353)		9,353,353
Total Value of Securities – 99.30%
(Cost $305,104,099)		333,539,248
Receivables and Other Assets Net of Liabilities (See Notes) – 0.70%		2,344,927
Net Assets Applicable to 26,579,035 Shares Outstanding – 100.00%		$335,884,175

ΔSecurities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
EUR – European Monetary Unit
MNB – Mellon National Bank
PHP – Philippine Peso
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts
Counterparty	Contracts to Deliver		In Exchange For		Settle Date	Unrealized Appreciation (Depreciation)
MNB	EUR	(124,042)	USD	174,735	4/1/11	$(1,055)
MNB	EUR	(69,975)	USD	98,794	4/4/11	(366)
MNB	EUR	(86,887)	USD	123,351	4/5/11	227
MNB	PHP	(12,788,504)	USD	294,137	4/4/11	(807)
MNB	PHP	(18,811,914)	USD	432,677	4/5/11	(1,165)
						$(3,166)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP MFS International Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$307,190,472
Aggregate unrealized appreciation	$ 35,285,174
Aggregate unrealized depreciation	(8,936,398)
Net unrealized appreciation	$ 26,348,776

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $44,135,894 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $19,711,979 expires in 2016 and $24,423,915 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$322,294,269	$ -	$322,294,269
Preferred Stock	1,891,626	-	1,891,626
Short-Term Investments	80,353	9,273,000	9,353,353
Total	$324,266,248	$9,273,000	$333,539,248

Foreign Currency Exchange Contracts	$ -	$ (3,166)	$ (3,166)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrant
Balance as of 12/31/10	$1,554,087
Sales	(1,504,484)
Net realized loss	(145,472)
Net change in unrealized
appreciation/depreciation	95,869
Balance as of 3/31/11	$ -

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/11	$ -

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Turner Mid-Cap Growth Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.42%
Aerospace & Defense – 0.99%
Goodrich	7,610	$650,883
		650,883
Airlines – 1.08%
†United Continental Holdings	30,798	708,046
		708,046
Auto Components – 1.46%
†Borg Warner	6,290	501,250
†TRW Automotive Holdings	8,360	460,469
		961,719
Beverage – 0.57%
†Hansen Natural	6,270	377,642
		377,642
Biotechnology – 2.94%
†Alexion Pharmaceuticals	7,820	771,678
†ONYX Pharmaceuticals	10,610	373,260
†United Therapeutics	7,910	530,128
†Vertex Pharmaceuticals	5,370	257,384
		1,932,450
Building Products – 1.00%
†Owens Corning	18,290	658,257
		658,257
Capital Markets – 2.46%
Invesco	27,230	695,999
T. Rowe Price Group	13,840	919,253
		1,615,252
Chemicals – 2.00%
CF Industries Holdings	3,790	518,434
†LyondellBasell Industries Class A	12,700	502,285
Temple-Inland	12,580	294,372
		1,315,091
Commercial Banks – 0.94%
M&T Bank	7,000	619,290
		619,290
Commercial Services & Supplies – 0.82%
Manpower	8,600	540,768
		540,768
Communications Equipment – 5.78%
†Acme Packet	7,810	554,198
†Aruba Networks	26,150	884,915
†Ciena	17,490	454,040
†F5 Networks	8,280	849,279
†Juniper Networks	15,420	648,874
†Riverbed Technology	10,830	407,750
		3,799,056
Computers & Peripherals – 1.13%
†SanDisk	16,070	740,666
		740,666
Consumer Finance – 0.88%
Discover Financial Services	23,890	576,227
		576,227
Diversified Financial Services – 0.77%
†IntercontinentalExchange	4,070	502,808
		502,808
Electrical Equipment – 1.33%
Rockwell Automation	7,130	674,855
†SunPower Class A	11,430	195,910
		870,765
Electronic Equipment, Instruments & Components – 1.12%
†Agilent Technologies	16,410	734,840
		734,840
Energy Equipment & Services – 1.48%
†Cameron International	17,080	975,268
		975,268
Food & Staples Retailing – 1.57%
Whole Foods Market	15,670	1,032,653
		1,032,653
Food Products – 1.52%
†Green Mountain Coffee Roasters	15,450	998,225
		998,225
Gas Utilities – 0.60%
Energen	6,200	391,344
		391,344
Health Care Equipment & Supplies – 1.74%
†Intuitive Surgical	1,760	586,890
†Varian Medical Systems	8,200	554,648
		1,141,538
Health Care Providers & Services – 4.16%
†AMERIGROUP	11,560	742,730
AmerisourceBergen	19,210	759,947
†Laboratory Corporation of America Holdings	5,100	469,863
Universal Health Services Class B	15,370	759,432
		2,731,972
Hotels, Restaurants & Leisure – 4.88%
†MGM Resorts International	31,850	418,828
†Royal Caribbean Cruises	12,240	505,022
Starwood Hotels & Resorts Worldwide	16,580	963,630
†WMS Industries	14,535	513,812
Wynn Resorts	6,320	804,220
		3,205,512
Household Durables – 1.51%
Stanley Black & Decker	7,040	539,264
†Tempur-Pedic International	8,870	449,354
		988,618
Industrial Conglomerates – 1.00%
Walter Industries	4,860	658,190
		658,190
Insurance – 2.12%
Aon	16,850	892,376
Unum Group	19,040	499,800
		1,392,176
Internet & Catalog Retail – 1.27%
†priceline.com	1,650	835,626
		835,626
Internet Software & Services – 2.56%
MercadoLibre	4,690	382,845
†Open Table	6,630	705,100
†Sina	5,555	594,607
		1,682,552
IT Services – 2.38%
†Fortinet	7,170	315,480
†Verifone Holdings	9,380	515,431
Western Union	35,400	735,258
		1,566,169
Life Sciences Tools & Services – 1.25%
†Charles River Laboratories International	10,710	411,050
†Illumina	5,870	411,311
		822,361
Machinery – 5.36%
†AGCO	10,630	584,331
Cummins	10,440	1,144,433
Joy Global	12,000	1,185,720
Parker Hannifin	6,390	605,005
		3,519,489
Media – 1.40%
Interpublic Group	73,370	922,261
		922,261
Metals & Mining – 2.27%
Cliffs Natural Resources	8,320	817,689
Silver Wheaton	7,110	308,290
United States Steel	6,780	365,713
		1,491,692
Multiline Retail – 1.28%
Nordstrom	18,780	842,846
		842,846
Oil, Gas & Consumable Fuels – 5.32%
†Alpha Natural Resources	10,690	634,665
Cimarex Energy	7,830	902,329
†Concho Resources	9,130	979,650
QEP Resources	12,530	507,966
†Whiting Petroleum	6,360	467,142
		3,491,752
Personal Products – 0.68%
Mead Johnson Nutrition	7,670	444,323
		444,323
Pharmaceuticals – 3.03%
Perrigo	6,610	525,627
Valeant Pharmaceuticals International	16,700	831,827
†Watson Pharmaceuticals	11,260	630,673
		1,988,127
Real Estate Management & Development – 1.31%
†CB Richard Ellis Group Class A	32,140	858,138
		858,138
Semiconductors & Semiconductor Equipment – 12.33%
†Aeroflex Holding	23,940	435,947
Altera	11,230	494,345
†ASML Holding	22,190	987,454
Broadcom Class A	15,740	619,841
†Cypress Semiconductor	45,240	876,751
†Lam Research	8,560	485,010
†Marvell Technology Group	40,740	633,507
†NetLogic Microsystems	22,990	966,040
†NVIDIA	20,380	376,215
†NXP Semiconductors	17,690	530,700
†Rovi	8,150	437,248
†Varian Semiconductor Equipment Associates	25,757	1,253,592
		8,096,650
Software – 5.14%
†Informatica	9,340	487,828
†salesforce.com	11,760	1,570,901
†SuccessFactors	22,510	879,916
†TIBCO Software	16,040	437,090
		3,375,735
Specialty Retail – 2.38%
Abercrombie & Fitch Class A	11,850	695,594
†Dick's Sporting Goods	13,770	550,525
Guess	8,090	318,342
		1,564,461
Textiles, Apparel & Luxury Goods – 1.12%
Coach	14,120	734,805
		734,805
Trading Companies & Distributors – 0.77%
†WESCO International	8,090	505,625
		505,625
Wireless Telecommunication Services – 0.72%
†NII Holdings	11,370	473,788
		473,788
Total Common Stock (Cost $46,933,069)		63,335,656

Short-Term Investment – 3.35%
Money Market Mutual Fund – 3.35%
Dreyfus Treasury & Agency Cash Management Fund	2,201,090	2,201,090
Total Short-Term Investment (Cost $2,201,090)		2,201,090

Total Value of Securities – 99.77%
(Cost $49,134,159)		65,536,746
Receivables and Other Assets Net of Liabilities (See Notes) – 0.23%		150,302
Net Assets Applicable to 5,338,624 Shares Outstanding – 100.00%		$65,687,048

†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Turner Mid-Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$49,263,941
Aggregate unrealized appreciation	$16,863,381
Aggregate unrealized depreciation	(590,576)
Net unrealized appreciation	$16,272,805

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $8,341,006 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $2,916,569 expires in 2016 and $5,424,437 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Common Stock	$63,335,656
Short-Term Investment	2,201,090
Total	$65,536,746

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Market Risk
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Mid-Cap Value Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.71%
Aerospace & Defense – 2.17%
†Esterline Technologies	14,300	$1,011,296
†Teledyne Technologies	23,000	1,189,330
		2,200,626
Airlines – 0.85%
†Delta Air Lines	87,550	857,990
		857,990
Beverages – 1.02%
Molson Coors Brewing Class B	22,000	1,031,580
		1,031,580
Capital Markets – 3.04%
†Affiliated Managers Group	11,400	1,246,818
Invesco	39,000	996,840
Solar Capital	18,142	433,231
†@=#*Solar Cayman Escrow 144A	26,800	2,680
TD AmeriTrade Holding	19,200	400,704
		3,080,273
Chemicals – 5.77%
CF Industries Holdings	12,100	1,655,159
FMC	19,000	1,613,670
Incitec Pivot	208,096	932,683
Methanex	52,500	1,639,575
		5,841,087
Commercial Banks – 3.72%
Comerica	35,500	1,303,560
First Midwest Bancorp	33,600	396,144
Huntington Bancshares	94,972	630,614
†Popular	374,900	1,090,959
Umpqua Holdings	30,400	347,776
		3,769,053
Construction & Engineering – 1.01%
†URS	22,300	1,026,915
		1,026,915
Containers & Packaging – 3.21%
Greif Class A	17,600	1,151,216
†Owens-Illinois	45,600	1,376,664
Rexam	123,442	719,580
		3,247,460
Diversified Consumer Services – 0.65%
DeVry	12,000	660,840
		660,840
Diversified Financial Services – 2.32%
†PHH	107,900	2,348,983
		2,348,983
Electric Utilities – 2.86%
Northeast Utilities	54,700	1,892,620
Westar Energy	38,000	1,003,960
		2,896,580
Electrical Equipment – 4.75%
AMETEK	27,250	1,195,458
Hubbell Class B	22,700	1,612,381
†Thomas & Betts	33,600	1,998,192
		4,806,031
Electronic Equipment, Instruments & Components – 3.65%
†Arrow Electronics	68,900	2,885,532
†Flextronics International	74,000	552,780
Kingboard Laminates Holdings	303,000	252,795
		3,691,107
Energy Equipment & Services – 2.70%
†Compagnie Generale de Geophysique-Veritas ADR	22,800	825,132
ENSCO ADR	16,600	960,144
Tidewater	15,900	951,615
		2,736,891
Food Products – 2.64%
Bunge	6,200	448,446
China Agri-Industries Holdings	483,000	541,434
Cosan Class A	41,700	537,930
Maple Leaf Foods	54,100	688,525
†PureCircle	94,568	167,625
Sanderson Farms	6,400	293,888
		2,677,848
Gas Utilities – 1.07%
UGI	33,000	1,085,700
		1,085,700
Health Care Providers & Services – 4.99%
AmerisourceBergen	42,800	1,693,168
†Brookdale Senior Living	36,300	1,016,400
CIGNA	52,900	2,342,412
		5,051,980
Household Durables – 2.33%
MDC Holdings	46,300	1,173,705
†Toll Brothers	59,700	1,180,269
		2,353,974
Industrial Conglomerates – 1.44%
Textron	53,400	1,462,626
		1,462,626
Insurance – 9.03%
Everest Re Group	14,900	1,313,882
Fidelity National Financial Class A	62,700	885,951
Platinum Underwriters Holdings	23,300	887,497
Principal Financial Group	42,000	1,348,620
Reinsurance Group of America	37,531	2,356,195
StanCorp Financial Group	6,800	313,616
Unum Group	77,600	2,037,000
		9,142,761
Leisure Equipment & Products – 1.16%
Mattel	47,200	1,176,696
		1,176,696
Machinery – 6.34%
†AGCO	22,300	1,225,831
Barnes Group	70,200	1,465,776
Dover	18,000	1,183,320
Pentair	43,300	1,636,307
†Terex	24,400	903,776
		6,415,010
Media – 2.26%
Virgin Media	82,500	2,292,675
		2,292,675
Multi-Utilities & Unregulated Power – 3.23%
NV Energy	131,300	1,955,057
Wisconsin Energy	43,100	1,314,550
		3,269,607
Oil, Gas & Consumable Fuels – 7.17%
Cabot Oil & Gas	22,500	1,191,825
†Cobalt International Energy	29,600	497,576
Consol Energy	22,500	1,206,675
Frontline	12,887	319,211
Japan Petroleum Exploration	20,800	1,040,313
†Newfield Exploration	22,600	1,717,825
Overseas Shipholding Group	18,500	594,590
†Quicksilver Resources	48,100	688,311
		7,256,326
Paper & Forest Products – 2.04%
†Louisiana-Pacific	111,000	1,165,500
†Sino-Forest	34,500	900,217
		2,065,717
Pharmaceuticals – 2.34%
Almirall	71,918	803,147
†Impax Laboratories	54,500	1,387,025
UCB	4,784	181,667
		2,371,839
Real Estate Investment Trusts – 2.61%
American Assets Trust	14,800	314,796
Duke Realty	74,900	1,049,349
Plum Creek Timber	29,300	1,277,773
		2,641,918
Real Estate Management & Development – 3.10%
BR Properties	153,900	1,619,802
†Forest City Enterprises Class A	32,800	617,624
Iguatemi Empresa de Shopping Centers	14,400	351,994
Multiplan Empreendimentos Imobiliarios	27,100	553,688
		3,143,108
Road & Rail – 0.74%
†Swift Transporation	51,200	752,640

752,640
Semiconductors & Semiconductor Equipment – 3.71%
Avago Technologies	34,600	1,076,060
†Cree	9,400	433,904
Linear Technology	14,500	487,635
†Varian Semiconductor Equipment Associates	36,050	1,754,554
		3,752,153
Software – 0.80%
†BMC Software	16,200	805,788
		805,788
Specialty Retail – 2.40%
American Eagle Outfitters	21,600	343,224
†ANN	22,500	654,975
Ross Stores	20,100	1,429,512
		2,427,711
Thrift & Mortgage Finance – 1.59%
BankUnited	37,800	1,085,238
†Beneficial Mutual Bancorp	60,400	520,648
		1,605,886
Total Common Stock (Cost $74,777,011)		99,947,379

Short-Term Investment – 0.72%
Money Market Mutual Fund – 0.72%
Dreyfus Treasury & Agency Cash Management Fund	725,750	725,750
Total Short-Term Investment (Cost $725,750)		725,750
Total Value of Securities – 99.43%
(Cost $75,502,761)		100,673,129
Receivables and Other Assets Net of Liabilities (See Notes) – 0.57%		580,798
Net Assets Applicable to 6,690,261 Shares Outstanding – 100.00%		$101,253,927

†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $14,472, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $14,472, which represented 0.01% of the Fund’s net assets. See Note 4 in "Notes."
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $14,472, which represented 0.01% of the Fund’s net assets. See Note 4 in “Notes.”
*Common Stock Unit

Summary of Abbreviations:
ADR–American Depositary Receipts
AUD– Australian Dollar
BRL– Brazilian Real
CAD–Canadian Dollar
EUR–European Monetary Unit
GBP–British Pound Sterling
HKD–Hong Kong Dollar
MNB–Mellon National Bank
USD–United States Dollar

1The following foreign currency exchange contracts were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts

		Unrealized
		Appreciation
Counterparty	Contracts to Receive	In Exchange For	Settlement Date	(Depreciation)
MNB	AUD (5,776)	USD 5,988	4/5/11	$13
MNB	BRL (27,456)	USD 16,833	4/4/11	25
MNB	CAD (1,853)	USD 1,905	4/1/11	(6)
MNB	CAD (7,366)	USD 7,582	4/4/11	(14)
MNB	EUR (3,707)	USD 5,236	4/4/11	(17)
MNB	GBP (2,926)	USD 4,701	4/4/11	7
MNB	HKD (25,780)	USD 3,313	4/4/11	(1)
				$7

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the unrealized depreciation is reflected in the Fund.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mid-Cap Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$80,366,266
Aggregate unrealized appreciation	$26,459,192
Aggregate unrealized depreciation	(6,140,537)
Net unrealized appreciation	$20,318,655

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $46,790,699 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $11,125,092 expires in 2016 and $35,665,607 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$ 99,944,699	$ -	$2,680	$ 99,947,379
Short-Term Investment	725,750	-	-	725,750
Total	$100,670,449	$ -	$2,680	$100,672,129

Foreign Currency Exchange Contracts	$ -	$7	$ -	$ 7

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 12/31/10	$11,792
Net change in unrealized
appreciation/depreciation	(9,112)
Balance as of 3/31/11	$ 2,680

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/11	$ (9,112)

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S.GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA S&P 500 Index Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.43%
Aerospace & Defense – 2.72%
Boeing	68,618	$5,072,929
General Dynamics	35,394	2,709,765
Goodrich	11,283	965,035
Honeywell International	71,401	4,263,354
ITT	16,977	1,019,469
L-3 Communications Holdings	11,179	875,427
Lockheed Martin	26,808	2,155,363
Northrop Grumman	27,689	1,736,377
Precision Castparts	13,160	1,936,889
Raytheon	33,746	1,716,659
Rockwell Collins	14,667	950,862
United Technologies	85,500	7,237,574
		30,639,703
Air Freight & Logistics – 1.04%
Expeditors International of Washington	21,171	1,061,514
FedEx	29,540	2,763,467
Robinson (C.H.) Worldwide	15,225	1,128,629
United Parcel Service Class B	91,591	6,807,043
		11,760,653
Airlines – 0.08%
Southwest Airlines	69,962	883,620
		883,620
Auto Components – 0.27%
†Goodyear Tire & Rubber	22,880	342,742
Johnson Controls	64,055	2,662,767
		3,005,509
Automobiles – 0.55%
†Ford Motor	348,046	5,189,365
Harley-Davidson	22,893	972,724
		6,162,089
Beverages – 2.39%
Brown-Forman Class B	9,241	631,160
Coca Cola	212,730	14,114,636
Coca Cola Enterprises	31,909	871,116
†Constellation Brands Class A	15,250	309,270
Dr Pepper Snapple Group	22,000	817,520
Molson Coors Brewing Class B	15,060	706,163
PepsiCo	146,025	9,405,470
		26,855,335
Biotechnology – 1.25%
†Amgen	86,505	4,623,692
†Biogen Idec	21,369	1,568,271
†Celgene	43,801	2,519,872
†Cephalon	6,500	492,570
†Genzyme	22,342	1,701,343
†Gilead Sciences	75,789	3,216,485
		14,122,233
Building Products – 0.04%
Masco	33,227	462,520
		462,520
Capital Markets – 2.40%
Ameriprise Financial	22,906	1,399,098
Bank of New York Mellon	114,434	3,418,144
†E Trade Financial	23,755	371,291
Federated Investors Class B	7,090	189,658
Franklin Resources	13,764	1,721,601
Goldman Sachs Group	48,316	7,656,636
Invesco	44,600	1,139,976
Janus Capital Group	13,111	163,494
Legg Mason	14,033	506,451
Morgan Stanley	142,006	3,879,603
Northern Trust	21,917	1,112,288
Schwab (Charles)	93,693	1,689,285
¤State Street	46,199	2,076,183
T. Rowe Price Group	24,778	1,645,755
		26,969,463
Chemicals – 2.06%
Air Products & Chemicals	19,404	1,749,853
Airgas	6,100	405,162
CF Industries Holdings	6,430	879,560
Dow Chemical	107,013	4,039,740
duPont (E.I.) deNemours	85,463	4,697,900
Eastman Chemical	6,724	667,828
Ecolab	20,439	1,042,798
FMC	7,000	594,510
International Flavors & Fragrances	7,772	484,196
Monsanto	49,566	3,581,639
PPG Industries	14,633	1,393,208
Praxair	28,733	2,919,273
Sigma-Aldrich	11,354	722,569
		23,178,236
Commercial Banks – 2.86%
BB&T	62,678	1,720,511
Comerica	15,561	571,400
Fifth Third Bancorp	87,637	1,216,402
First Horizon National	22,495	252,169
Huntington Bancshares	82,746	549,433
KeyCorp	83,244	739,207
M&T Bank	10,921	966,181
Marshall & Ilsley	52,228	417,302
PNC Financial Services Group	48,323	3,043,866
Regions Financial	126,033	915,000
SunTrust Banks	45,162	1,302,472
U.S. Bancorp	175,772	4,645,654
Wells Fargo	486,498	15,421,986
Zions Bancorp	17,221	397,116
		32,158,699
Commercial Services & Supplies – 0.48%
Avery Dennison	10,773	452,035
Cintas	12,026	364,027
Donnelley (R.R.) & Sons	20,411	386,176
Iron Mountain	18,900	590,247
Pitney Bowes	17,268	443,615
Republic Services	28,040	842,322
†Stericycle	8,100	718,227
Waste Management	43,874	1,638,255
		5,434,904
Communications Equipment – 2.12%
Cisco Systems	510,574	8,756,344
Corning	143,456	2,959,497
†F5 Networks	7,100	728,247
Harris	11,200	555,520
†JDS Uniphase	19,602	408,506
†Juniper Networks	47,593	2,002,713
QUALCOMM	152,463	8,359,546
Tellabs	27,032	141,648
		23,912,021
Computers & Peripherals – 6.06%
†Apple	85,398	29,756,934
†Dell	159,941	2,320,744
†EMC	192,777	5,118,229
Hewlett-Packard	201,629	8,260,740
International Business Machines	113,140	18,449,741
†Lexmark International Class A	6,934	256,835
†NetApp	32,903	1,585,267
†SanDisk	20,704	954,247
†Teradata	15,132	767,192
†Western Digital	20,800	775,632
		68,245,561
Construction & Engineering – 0.20%
Fluor	15,920	1,172,667
†Jacobs Engineering Group	11,870	610,474
†Quanta Services	20,400	457,572
		2,240,713
Construction Materials – 0.04%
Vulcan Materials	10,779	491,522
		491,522
Consumer Finance – 0.76%
American Express	98,340	4,444,967
Capital One Financial	41,310	2,146,468
Discover Financial Services	51,090	1,232,291
†SLM	46,292	708,268
		8,531,994
Containers & Packaging – 0.16%
Ball	17,172	615,616
Bemis	9,234	302,968
†Owens-Illinois	15,800	477,002
Sealed Air	13,503	359,990
		1,755,576
Distributors – 0.08%
Genuine Parts	15,844	849,872
		849,872
Diversified Consumer Services – 0.11%
†Apollo Group Class A	11,215	467,778
Block (H&R)	26,456	442,873
DeVry	5,500	302,885
		1,213,536
Diversified Financial Services – 4.13%
Bank of America	937,174	12,492,529
†Citigroup	2,681,280	11,851,258
CME Group	6,201	1,869,912
†IntercontinentalExchange	6,344	783,738
JPMorgan Chase	369,447	17,031,506
Leucadia National	16,871	633,337
Moody's	17,408	590,305
†Nasdaq OMX Group	14,800	382,432
NYSE Euronext	23,756	835,499
		46,470,516
Diversified Telecommunication Services – 2.70%
AT&T	547,817	16,763,201
CenturyLink	27,435	1,139,924
Frontier Communications	86,054	707,364
Qwest Communications International	162,457	1,109,581
Verizon Communications	260,349	10,033,850
Windstream	45,464	585,122
		30,339,042
Electric Utilities – 1.50%
American Electric Power	45,551	1,600,662
Duke Energy	124,789	2,264,920
Edison International	31,621	1,157,012
Entergy	17,093	1,148,821
Exelon	61,933	2,554,117
FirstEnergy	38,354	1,422,550
Northeast Utilities	15,700	543,220
Pepco Holdings	22,154	413,172
Pinnacle West Capital	9,153	391,657
PPL	44,859	1,134,933
Progress Energy	28,342	1,307,700
Southern	77,689	2,960,728
		16,899,492
Electrical Equipment – 0.62%
Emerson Electric	70,628	4,126,794
†First Solar	4,770	767,207
Rockwell Automation	13,246	1,253,734
Roper Industries	9,400	812,724
		6,960,459
Electronic Equipment, Instruments & Components – 0.30%
†Agilent Technologies	31,688	1,418,989
Amphenol Class A	15,500	843,045
FLIR Systems	13,500	467,235
Jabil Circuit	19,931	407,190
Molex	11,045	277,450
		3,413,909
Energy Equipment & Services – 2.47%
Baker Hughes	39,523	2,902,174
†Cameron International	22,590	1,289,889
Diamond Offshore Drilling	5,800	450,660
†FMC Technologies	10,900	1,029,832
Halliburton	84,508	4,211,879
Helmerich & Payne	9,400	645,686
†Nabors Industries	24,794	753,242
National Oilwell Varco	39,115	3,100,646
Noble	22,600	1,031,012
†Rowan	12,410	548,274
Schlumberger	126,882	11,833,015
		27,796,309
Food & Staples Retailing – 2.21%
Costco Wholesale	39,481	2,894,747
CVS Caremark	124,221	4,263,265
Kroger	59,377	1,423,267
Safeway	32,696	769,664
SUPERVALU	20,456	182,672
Sysco	52,991	1,467,851
Walgreen	85,479	3,431,127
Wal-Mart Stores	180,387	9,389,142
Whole Foods Market	15,121	996,474
		24,818,209
Food Products – 1.60%
Archer-Daniels-Midland	58,722	2,114,579
Campbell Soup	19,360	641,010
ConAgra Foods	39,581	940,049
†Dean Foods	18,198	181,980
General Mills	60,766	2,220,997
Heinz (H. J.)	29,816	1,455,617
Hershey	14,695	798,673
Hormel Foods	11,200	311,808
Kellogg	22,671	1,223,781
Kraft Foods	163,380	5,123,596
McCormick	13,823	661,154
Sara Lee	60,433	1,067,851
Smucker (J.M.)	11,153	796,213
Tyson Food Class A	25,782	494,757
		18,032,065
Gas Utilities – 0.14%
EQT	13,800	688,620
Nicor	4,719	253,410
ONEOK	9,300	621,984
		1,564,014
Health Care Equipment & Supplies – 1.96%
Bard (C.R.)	8,690	863,004
Baxter International	53,302	2,866,049
Becton Dickinson	20,877	1,662,227
†Boston Scientific	137,439	988,186
†CareFusion	20,457	576,887
Covidien	47,700	2,477,538
DENTSPLY International	12,900	477,171
†Edwards Lifesciences	10,600	922,200
†Hospira	15,664	864,653
†Intuitive Surgical	3,500	1,167,110
Medtronic	98,833	3,889,078
St. Jude Medical	31,115	1,594,955
Stryker	31,131	1,892,765
†Varian Medical Systems	10,525	711,911
†Zimmer Holdings	18,506	1,120,168
		22,073,902
Health Care Providers & Services – 2.09%
Aetna	36,010	1,347,854
AmerisourceBergen	26,020	1,029,351
Cardinal Health	32,315	1,329,116
CIGNA	25,370	1,123,384
†Coventry Health Care	13,248	422,479
†DaVita	8,400	718,284
†Express Scripts	48,468	2,695,305
†Humana	16,482	1,152,751
†Laboratory Corporation America Holdings	9,217	849,162
McKesson	23,492	1,857,043
†Medco Health Solutions	39,862	2,238,650
Patterson	10,076	324,346
Quest Diagnostics	15,166	875,382
†Tenet Healthcare	50,068	373,007
UnitedHealth Group	103,086	4,659,487
WellPoint	36,970	2,580,136
		23,575,737
Health Care Technology – 0.07%
†Cerner	7,100	789,520
		789,520
Hotels, Restaurants & Leisure – 1.61%
Carnival	39,573	1,518,020
Darden Restaurants	11,938	586,514
International Game Technology	24,567	398,722
Marriott International Class A	26,927	958,063
McDonald's	97,791	7,440,918
Starbucks	70,682	2,611,700
Starwood Hotels & Resorts Worldwide	17,444	1,013,845
Wyndham Worldwide	16,869	536,603
Wynn Resorts	6,900	878,025
Yum Brands	43,203	2,219,770
		18,162,180
Household Durables – 0.45%
DR Horton	26,459	308,247
Fortune Brands	13,793	853,649
Harman International Industries	7,420	347,404
Leggett & Platt	13,081	320,485
Lennar Class A	15,807	286,423
Newell Rubbermaid	29,194	558,481
†Pulte Group	33,795	250,083
Snap-On	6,637	398,618
Stanley Black & Decker	14,844	1,137,050
Whirlpool	6,482	553,304
		5,013,744
Household Products – 2.05%
Clorox	13,131	920,089
Colgate-Palmolive	45,759	3,695,497
Kimberly-Clark	38,072	2,484,959
Procter & Gamble	259,444	15,981,751
		23,082,296
Independent Power Producers & Energy Traders – 0.16%
†AES	62,556	813,228
Constellation Energy Group	18,591	578,738
†NRG Energy	21,000	452,340
		1,844,306
Industrial Conglomerates – 2.55%
3M	66,257	6,195,030
General Electric	986,416	19,777,640
Textron	26,049	713,482
Tyco International	44,300	1,983,311
		28,669,463
Insurance – 3.85%
ACE	30,600	1,979,820
AFLAC	44,291	2,337,679
Allstate	51,158	1,625,801
American International Group	13,219	464,516
AON	29,922	1,584,669
Assurant	11,144	429,155
†Berkshire Hathaway	160,802	13,447,871
Chubb	28,263	1,732,805
Cincinnati Financial	15,339	503,119
†Genworth Financial	43,594	586,775
Hartford Financial Services Group	40,343	1,086,437
¤Lincoln National	28,183	846,617
Loews	29,510	1,271,586
Marsh & McLennan	48,850	1,456,219
MetLife	97,026	4,339,973
Principal Financial Group	31,482	1,010,887
Progressive	61,612	1,301,862
Prudential Financial	45,480	2,800,658
Torchmark	7,871	523,264
Travelers	42,324	2,517,432
Unum Group	29,236	767,445
XL Group	27,877	685,774
		43,300,364
Internet & Catalog Retail – 0.85%
†Amazon.com	32,934	5,932,402
Expedia	19,029	431,197
†Netflix	3,800	901,854
†priceline.com	4,510	2,284,044
		9,549,497
Internet Software & Services – 1.79%
†Akamai Technologies	15,697	596,486
†eBay	104,809	3,253,271
†Google Class A	23,226	13,615,314
VeriSign	17,259	624,948
†Yahoo	120,486	2,006,092
		20,096,111
IT Services – 1.37%
Automatic Data Processing	44,645	2,290,735
†Cognizant Technology Solutions Class A	28,081	2,285,793
Computer Sciences	14,121	688,116
Fidelity National Information Services	26,014	850,398
†Fiserv	13,951	875,007
MasterCard Class A	9,200	2,315,824
Paychex	29,554	926,813
†SAIC	25,000	423,000
Total System Services	14,143	254,857
Visa Class A	44,500	3,276,091
Western Union	59,282	1,231,287
		15,417,921
Leisure Equipment & Products – 0.12%
Hasbro	12,677	593,791
Mattel	32,708	815,410
		1,409,201
Life Sciences Tools & Services – 0.35%
†Life Technologies	17,366	910,326
PerkinElmer	9,741	255,896
†Thermo Fisher Scientific	36,285	2,015,632
†Waters	8,659	752,467
		3,934,321
Machinery – 2.45%
Caterpillar	59,286	6,601,495
Cummins	18,852	2,066,556
Danaher	50,372	2,614,307
Deere	39,390	3,816,497
Dover	17,520	1,151,765
Eaton	31,834	1,764,877
Flowserve	5,600	721,280
†Huntington Ingalls Industries	4,615	191,516
Illinois Tool Works	47,104	2,530,427
Ingersoll-Rand	29,400	1,420,314
Joy Global	9,400	928,814
PACCAR	34,348	1,798,118
Pall	9,906	570,685
Parker Hannifin	14,429	1,366,138
		27,542,789
Media – 3.32%
Cablevision Systems Class A	21,100	730,271
CBS Class B	63,159	1,581,501
Comcast Class A	258,568	6,391,801
†DIRECTV Class A	77,154	3,610,807
†Discovery Communications Class A	26,500	1,057,350
Disney (Walt)	175,259	7,551,911
Gannett	25,171	383,354
Interpublic Group	43,376	545,236
McGraw-Hill	28,701	1,130,819
News Class A	212,332	3,728,550
Omnicom Group	26,779	1,313,778
Scripps Networks Interactive Class A	8,056	403,525
Time Warner	101,225	3,613,733
Time Warner Cable	33,891	2,417,784
Viacom Class B	57,140	2,658,153
Washington Post Class B	433	189,463
		37,308,036
Metals & Mining – 1.16%
AK Steel Holding	9,100	143,598
Alcoa	94,684	1,671,173
Allegheny Technologies	8,997	609,277
Cliffs Natural Resources	12,400	1,218,672
Freeport-McMoRan Copper & Gold	86,120	4,783,965
Newmont Mining	46,330	2,528,691
Nucor	28,101	1,293,208
†Tittanium Metals	5,984	111,183
United States Steel	12,674	683,636
		13,043,403
Multiline Retail – 0.74%
†Big Lots	6,206	269,527
Family Dollar Stores	12,667	650,070
Kohl's	26,631	1,412,508
Macy's	41,050	995,873
Nordstrom	14,884	667,994
Penney (J.C.)	21,499	772,029
†Sears Holdings	3,703	306,053
Target	64,594	3,230,346
		8,304,400
Multi-Utilities – 1.44%
Ameren	24,010	673,961
CenterPoint Energy	38,841	682,048
CMS Energy	21,104	414,483
Consolidated Edison	27,935	1,416,863
Dominion Resources	53,375	2,385,862
DTE Energy	15,631	765,294
Integrys Energy Group	7,753	391,604
NextEra Energy	38,149	2,102,772
NiSource	24,558	471,022
PG&E	35,634	1,574,310
Public Service Enterprise Group	46,729	1,472,431
SCANA	10,800	425,196
Sempra Energy	23,065	1,233,978
TECO Energy	21,147	396,718
Wisconsin Energy	23,500	716,750
Xcel Energy	43,150	1,030,854
		16,154,146
Office Electronics – 0.12%
Xerox	125,695	1,338,652
		1,338,652
Oil, Gas & Consumable Fuels – 10.61%
Anadarko Petroleum	46,561	3,814,277
Apache	35,073	4,591,757
Cabot Oil & Gas	9,000	476,730
Chesapeake Energy	61,701	2,068,218
Chevron	186,400	20,024,952
ConocoPhillips	132,621	10,591,113
Consol Energy	20,528	1,100,917
†Denbury Resources	37,300	910,120
Devon Energy	40,004	3,671,167
El Paso	62,480	1,124,640
EOG Resources	23,820	2,822,908
Exxon Mobil	459,822	38,684,826
Hess	27,165	2,314,730
Marathon Oil	66,308	3,534,879
Massey Energy	9,100	622,076
Murphy Oil	17,902	1,314,365
†Newfield Exploration	11,800	896,918
Noble Energy	15,854	1,532,289
Occidental Petroleum	75,205	7,858,170
Peabody Energy	24,412	1,756,688
Pioneer Natural Resources	10,700	1,090,544
QEP Resources	16,554	671,099
Range Resources	14,452	844,864
†Southwestern Energy	31,300	1,344,961
Spectra Energy	61,600	1,674,288
Sunoco	10,166	463,468
†Tesoro	14,642	392,845
Valero Energy	50,694	1,511,695
Williams	52,705	1,643,342
		119,348,846
Paper & Forest Products – 0.27%
International Paper	42,618	1,286,211
MeadWestvaco	16,643	504,782
Weyerhaeuser	51,260	1,260,996
		3,051,989
Personal Products – 0.29%
Avon Products	41,138	1,112,372
Estee Lauder	10,985	1,058,515
Mead Johnson Nutrition	19,709	1,141,741
		3,312,628
Pharmaceuticals – 5.19%
Abbott Laboratories	143,184	7,023,175
Allergan	28,271	2,007,806
Bristol-Myers Squibb	156,560	4,137,881
†Forest Laboratories	26,891	868,579
Johnson & Johnson	254,556	15,082,443
Lilly (Eli)	93,781	3,298,278
Merck	283,835	9,369,393
†Mylan	38,398	870,483
Pfizer	744,029	15,111,230
†Watson Pharmaceutical	11,714	656,101
		58,425,369
Professional Services – 0.13%
Dun & Bradstreet	5,000	401,200
Equifax	11,359	441,298
†Monster Worldwide	10,518	167,236
Robert Half International	13,474	412,304
		1,422,038
Real Estate Investment Trusts – 1.39%
Apartment Investment & Management	10,282	261,883
AvalonBay Communities	7,984	958,719
Boston Properties	12,509	1,186,479
Equity Residential	26,362	1,487,079
HCP	33,140	1,257,332
Health Care REIT	17,200	901,968
Host Hotels & Resorts	58,888	1,037,018
Kimco Realty	34,951	641,001
Plum Creek Timber	13,875	605,089
ProLogis	50,989	814,804
Public Storage	13,016	1,443,605
Simon Property Group	27,388	2,934,897
Ventas	13,700	743,910
Vornado Realty Trust	15,093	1,320,638
		15,594,422
Real Estate Management & Development – 0.06%
†CB Richard Ellis Group Class A	26,553	708,965
		708,965
Road & Rail – 0.87%
CSX	34,071	2,677,981
Norfolk Southern	34,676	2,402,007
Ryder System	3,905	197,593
Union Pacific	46,252	4,547,958
		9,825,539
Semiconductors & Semiconductor Equipment – 2.38%
†Advanced Micro Devices	54,883	471,994
Altera	28,636	1,260,557
Analog Devices	27,357	1,077,319
Applied Materials	126,362	1,973,774
Broadcom Class A	42,986	1,692,789
Intel	508,990	10,266,327
KLA-Tencor	14,821	702,071
Linear Technology	20,578	692,038
†LSI	53,087	360,992
†MEMC Electronic Materials	17,821	230,960
Microchip Technology	17,741	674,335
†Micron Technology	78,784	902,865
National Semiconductor	23,972	343,758
†Novellus Systems	8,032	298,228
†NVIDIA	53,258	983,143
†Teradyne	19,663	350,198
Texas Instruments	108,360	3,744,922
Xilinx	24,454	802,091
		26,828,361
Software – 3.63%
†Adobe Systems	49,119	1,628,786
†Autodesk	21,437	945,586
†BMC Software	16,375	814,493
CA	37,504	906,847
†Citrix Systems	16,927	1,243,457
†Compuware	16,340	188,727
†Electronics Arts	28,452	555,668
†Intuit	26,110	1,386,441
Microsoft	685,774	17,391,228
†Novell	24,789	146,999
Oracle	359,939	12,011,164
†Red Hat	16,600	753,474
†Salesforce.com	10,900	1,456,022
†Symantec	74,427	1,379,877
		40,808,769
Specialty Retail – 1.91%
Abercrombie & Fitch Class A	8,632	506,698
†AutoNation	6,035	213,458
†AutoZone	2,489	680,891
†Bed Bath & Beyond	23,112	1,115,616
Best Buy	30,120	865,046
†CarMax	20,300	651,630
†GameStop Class A	11,644	262,223
Gap	38,718	877,350
Home Depot	153,193	5,677,334
Limited Brands	23,065	758,377
Lowe's	126,047	3,331,422
†O'Reilly Automotive	12,700	729,742
RadioShack	10,347	155,308
Ross Stores	10,500	746,760
Sherwin-Williams	7,940	666,881
Staples	69,645	1,352,506
Tiffany & Co	12,028	739,000
TJX Companies	35,741	1,777,400
†Urban Outfitters	11,600	346,028
		21,453,670
Textiles, Apparel & Luxury Goods – 0.50%
Coach	26,862	1,397,898
NIKE Class B	35,432	2,682,203
Polo Ralph Lauren	6,358	786,167
VF	8,131	801,147
		5,667,415
Thrift & Mortgage Finance – 0.08%
Hudson City Bancorp	50,202	485,955
People's United Financial	36,200	455,396
		941,351
Tobacco – 1.63%
Altria Group	191,335	4,980,450
Lorillard	13,825	1,313,513
Philip Morris International	167,111	10,967,495
Reynolds American	31,638	1,124,098
		18,385,556
Trading Companies & Distributors – 0.14%
Fastenal	13,000	842,790
Grainger (W.W.)	5,083	699,827
		1,542,617
Wireless Telecommunciation Services – 0.51%
†American Tower Class A	37,662	1,951,644
†MetroPCS Communications	26,800	435,232
†Motorola Mobility Holdings	26,042	635,425
†Motorola Solutions	32,362	1,446,258
†Sprint Nextel	270,004	1,252,819
		5,721,378
Total Common Stock (Cost $966,414,831)		1,118,816,676
Short-Term Investments – 1.10%
Money Market Mutual Fund – 1.02%
Dreyfus Treasury & Agency Cash Management Fund	11,510,629	11,510,629
		11,510,629
	Principal
	Amount
	(U.S. $)
∞≠U.S. Treasury Obligations – 0.08%
U.S. Treasury Bills
0.035% 5/12/11	$150,000	149,998
0.13% 4/7/11	728,000	727,997
		877,995
Total Short-Term Investments (Cost $12,388,607)		12,388,624
Total Value of Securities – 100.53%
(Cost $978,803,438)		1,131,205,300
Liabilities Net of Receivables and Other Assets (See Notes) – (0.53%)		(5,958,557)
Net Assets Applicable to 120,599,370 Shares Outstanding – 100.00%		$1,125,246,743

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.

REIT – Real Estate Investment Trust

¤Considered an affiliated company. See Note 2 in “Notes.” Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Loss	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	3/31/11	Income
Lincoln National	$ 783,769	$ -	$ -	$ -	$ 846,617	$ 1,409
State Street	2,062,084	84,373	-	-	2,076,183	8,316
	$2,845,853				$2,922,800

1The following futures contract was outstanding at March 31, 2011:

Futures Contract

				Unrealized
Contract	Notional	Notional	Expiration	Appreciation
to Buy	Cost	Value	Date	(Depreciation)

192 S&P 500 E-mini	$12,512,575	$12,681,600	6/17/11	$169,025

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA S&P 500 Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Transactions with Affiliates
The Fund has investments in Lincoln National, the parent company of Lincoln Investment Advisors Corporation.

3. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,031,658,621
Aggregate unrealized appreciation	$ 192,895,607
Aggregate unrealized depreciation	(93,348,928)
Net unrealized appreciation	$ 99,546,679

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $8,377,777 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,451,444 expires in 2016 and $6,926,333 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$1,118,816,676	$ -	$1,118,816,676
Short-Term Investments	11,510,629	877,995	12,388,624
Total	$1,130,327,305	$877,995	$1,131,205,300

Futures Contracts	$ 169,025	$ -	$ 169,025

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Cap Index Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.02%
Aerospace & Defense – 1.69%
†AAR	10,678	$295,994
†AeroVironment	4,346	151,980
American Science & Engineering	2,705	249,834
†Astronics	2,700	67,959
†Ceradyne	7,157	322,638
Cubic	4,460	256,450
Curtiss-Wright	12,397	435,631
Ducommun	2,400	57,360
†Esterline Technologies	7,957	562,718
†GenCorp	16,050	95,979
HEICO	7,787	486,843
†Hexcel	25,706	506,151
†Kratos Defense & Security Solutions	8,100	115,344
†Ladish	4,432	242,209
†LMI Aerospace	3,300	66,693
†Moog Class A	12,112	556,062
†Orbital Sciences	16,539	312,918
†STR Holdings	7,900	151,522
†TASER International	19,437	79,109
†Teledyne Technologies	9,806	507,068
Triumph Group	4,656	411,823
		5,932,285
Air Freight & Logistics – 0.38%
†Air Transport Services Group	13,600	114,920
†Atlas Air Worldwide Holdings	6,957	485,043
†Echo Global Logistics	3,700	48,581
Forward Air	7,448	228,132
†HUB Group Class A	10,170	368,052
†Pacer International	7,720	40,607
†Park-Ohio Holdings	2,100	43,386
		1,328,721
Airlines – 0.67%
†Airtran Holdings	36,509	271,992
†Alaska Air Group	9,478	601,095
Allegiant Travel	4,069	178,263
†Hawaiian Holdings	15,300	91,953
†JetBlue Airways	67,084	420,617
†Republic Airways Holdings	16,847	108,326
SkyWest	16,173	273,647
†US Airways Group	44,300	385,853
		2,331,746
Auto Components – 1.09%
†American Axle & Manufacturing Holdings	15,495	195,082
†Amerigon	5,306	81,023
Cooper Tire & Rubber	17,236	443,827
†Dana Holdings	38,700	672,993
†Dorman Products	2,900	122,061
Drew Industries	5,195	116,004
†Exide Technologies	21,739	243,042
†Fuel Systems Solutions	4,000	120,720
†Meritor	26,229	445,106
†Modine Manufacturing	13,016	210,078
Shiloh Industries	1,800	21,024
Spartan Motors	12,860	88,220
Standard Motor Products	6,200	85,746
†Stoneridge	4,155	60,746
Superior Industries International	6,614	169,583
†Tenneco	15,873	673,809
†Tower International	2,300	38,939
†US Auto Parts Network	4,900	42,630
		3,830,633
Automobiles – 0.03%
†Winnebago Industries	6,964	93,109
		93,109
Beverages – 0.16%
†Boston Beer Class A	2,244	207,840
Coca-Cola Bottling Consolidated	891	59,554
†Heckmann	29,700	194,535
MGP Ingredients	3,100	27,032
National Beverage	3,006	41,272
†Primo Water	3,300	40,425
		570,658
Biotechnology – 2.87%
†Acorda Therapeutics	10,051	233,183
†Aegerion Pharmaceuticals	3,500	57,995
†Affymax	3,970	23,304
†Alkermes	24,847	321,769
†Allos Therapeutics	20,467	64,880
Alnylam Pharmaceuticals	9,953	95,250
†Arena Pharmaceuticals	27,677	38,471
†Ariad Pharmaceuticals	32,680	245,754
†ArQule	11,837	84,753
†Array Biopharma	11,095	33,951
†AVEO Pharmaceuticals	3,700	49,543
†AVI BioPharma	33,000	61,710
†BioCryst Pharmaceuticals	5,300	20,087
†Biosante Pharmaceuticals	16,900	33,462
†Celera	22,449	182,061
†Cepheid	16,169	453,055
†Chelsea Therapeutics International	10,700	41,730
†Cornerstone Therapeutics	2,100	13,902
†Cubist Pharmaceuticals	16,676	420,902
Curis	16,500	53,625
†Cytokinetics	12,054	17,960
†Cytori Therapeutics	13,300	104,139
†CytRx	30,300	26,667
†Dyax	20,500	33,005
†Emergent BioSolutions	5,098	123,168
†Enzon Pharmaceuticals	13,598	148,218
†Exact Sciences	17,000	125,120
†Genomic Health	4,498	110,651
†Geron	34,535	174,402
†Halozyme Therapeutic	24,813	166,495
†Idenix Pharmaceuticals	9,572	31,779
†Immunogen	18,300	165,981
†Immunomedics	20,395	77,909
†Incyte	23,485	372,237
†Inhibitex	13,000	47,060
†Inovio Pharmaceuticals	22,800	25,080
†InterMune	12,774	602,805
†Isis Pharmaceuticals	25,746	232,744
†Keryx Biopharmaceuticals	12,900	64,500
†Lexicon Genetics	55,700	93,576
Ligand Pharmaceuticals Class B	4,128	41,280
†MannKind	19,011	69,390
Maxygen	4,075	21,190
†Metabolix	6,208	65,246
†Micromet	25,400	142,494
†Momenta Pharmaceuticals	12,411	196,714
†Nabi Biopharmaceuticals	10,143	58,931
†Nanosphere	3,220	10,465
†Neuralstem	11,200	20,160
†Neurocrine Biosciences	13,428	101,919
†Novavax	25,100	65,009
†NPS Pharmaceuticals	19,200	183,744
†ONYX Pharmaceuticals	17,393	611,886
†Opko Health	22,500	83,925
†Orexigen Therapeutics	6,784	19,063
†Osiris Therapeutics	2,660	19,312
†Pacific Biosciences of California	4,000	56,200
PDL BioPharma	38,300	222,140
†Peregrine Pharmaceuticals	13,300	31,388
†Pharmacyclics	13,200	77,748
†Pharmasset	9,100	716,261
†Progenics Pharmaceuticals	7,468	46,152
†Rigel Pharmaceuticals	13,827	98,310
†Sangamo Biosciences	11,300	94,129
†Savient Pharmaceuticals	16,998	180,179
†SciClone Pharmaceuticals	10,300	41,612
†Seattle Genetics	27,179	423,177
†Senomyx	10,100	61,004
†SIGA Technologies	8,800	106,480
†StemCells	23,800	21,658
†Syntha Pharmaceuticals	8,906	46,846
Targacept	7,400	196,766
†Theravance	17,500	423,850
†Vanda Pharmaceuticals	5,800	42,282
†Vical	16,200	47,952
†ZIOPHARM Oncology	20,700	129,375
		10,047,120
Building Products – 0.52%
AAON	3,436	113,044
†American DG Energy	8,400	18,312
American Woodmark	2,128	44,433
Ameron International	2,519	175,801
Apogee Enterprises	7,011	92,475
†Broadwind Energy	23,100	30,261
†Builders FirstSource	8,270	23,487
†Gibraltar Industries	8,699	103,779
†Griffon	11,561	151,796
Insteel Industries	6,024	85,179
†NCI Building Systems	6,451	81,734
†PGT	9,000	21,150
Quanex Building Products	10,506	206,233
Simpson Manufacturing	10,875	320,378
†Trex	5,035	164,242
Universal Forest Products	5,428	198,936
		1,831,240
Capital Markets – 2.01%
†American Capital	91,700	907,829
Apollo Investment	52,447	632,511
BGC Partners Class A	16,823	156,286
BlackRock Kelso Capital	20,571	208,384
Calamos Asset Management Class A	4,510	74,821
Capital Southwest	641	58,671
Cohen & Steers	5,000	148,400
†Cowen Group Class A	9,400	37,694
Diamond Hill Investments Group	500	40,000
Epoch Holding	4,179	65,945
Evercore Partners Class A	4,123	141,378
†FBR Capital Markets	13,358	47,822
†Financial Engines	3,300	90,948
FXCM Class A	6,100	79,483
GAMCO Investors	2,195	101,760
GFI Group	16,792	84,296
Gladstone Capital	5,330	60,282
Gladstone Investment	4,900	38,024
†Gleacher	19,500	33,930
Golub Capital	2,114	33,361
†Harris & Harris Group	7,000	37,660
Hercules Technology Growth Capital	9,023	99,252
†International FCStone	3,980	101,172
†Investment Technology Group	11,900	216,461
JMP Group	3,600	30,996
Kayne Anderson Energy Development	2,043	39,961
KBW	10,547	276,226
†Knight Capital Group Class A	24,633	330,082
†LaBranche	12,202	47,954
†Ladenburg Thalmann Financial Services	23,900	27,485
Main Street Capital	3,800	70,110
MCG Capital	22,101	143,657
†MF Global	33,200	274,896
MVC Capital	5,603	76,873
NGP Capital Resources	4,918	47,410
Oppenheimer Holdings Class A	2,200	73,722
optionsXpress Holdings	11,365	208,093
PennantPark Investment	14,174	168,954
†Penson Worldwide	3,834	25,726
†Piper Jaffray	4,752	196,875
Prospect Energy	26,449	322,938
Pzena Investment Management Class A	1,084	7,653
†Rodman & Renshaw Capital Group	7,900	16,195
Sanders Morris Harris Group	7,259	58,145
Solar Capital	1,710	40,835
Stifel Financial	9,510	682,722
SWS Group	5,936	36,032
=†Teton Advisors	19	0
THL Credit	2,500	34,175
TICC Capital	7,559	82,170
†TradeStation Group	10,024	70,368
Triangle Capital	4,732	85,460
Westwood Holdings Group	1,800	72,450
		7,044,533
Chemicals – 2.54%
American Vanguard	6,164	53,504
Arch Chemicals	5,795	241,014
Balchem	7,609	285,490
†Calgon Carbon	15,165	240,820
†Codexis	3,362	39,873
†Ferro	25,158	417,371
Fuller (H.B.)	12,920	277,522
Georgia Gulf	9,400	347,800
†Grace (W.R.)	20,085	769,054
Hawkins	2,600	106,808
Innophos Holdings	6,022	277,674
KMG Chemicals	1,700	33,422
Koppers Holdings	5,777	246,678
†Kraton Performance Polymers	3,700	141,525
†Landec	7,033	45,715
†LSB Industries	5,165	204,741
Minerals Technologies	4,980	341,230
NewMarket	2,708	428,460
NL Industries	2,091	31,051
Olin	20,980	480,862
†OM Group	8,808	321,844
†Omnova Solutions	10,600	83,422
PolyOne	25,720	365,481
Quaker Chemical	2,700	108,459
†Rockwood Holdings	14,773	727,126
Schulman (A.)	8,515	210,491
Sensient Technologies	13,306	476,887
†Solutia	32,700	830,579
†Spartech	6,923	50,192
Stepan	1,959	142,028
†TPC Group	2,700	77,949
Westlake Chemical	5,400	303,480
Zep	5,092	88,652
†Zoltek	7,846	105,372
		8,902,576
Commercial Banks – 5.24%
1st Source	3,854	77,234
†1st United Bancorp	5,600	39,312
Alliance Financial	900	30,015
American National Bankshares	1,500	33,765
Ameris Bancorp	5,416	55,027
Ames National	2,500	47,750
Arrow Financial	3,115	77,065
Bancfirst	1,994	85,104
Banco Latinoamericano de Exportacions	7,922	138,318
†Bancorp (Delaware)	7,100	65,533
Bancorp (Rhode Island)	1,100	33,957
Bank of Marin Bancorp	1,200	44,784
Bank of the Ozarks	3,281	143,413
Boston Private Financial Holdings	18,715	132,315
Bridge Bancorp	1,400	31,318
Bryn Mawr Bank	2,100	43,197
Camden National	2,400	82,176
Capital City Bank Group	3,695	46,853
Cardinal Financial	6,800	79,288
Cathay General Bancorp	22,837	389,371
†Center Financial	9,000	66,060
Centerstate Banks of Florida	8,000	56,000
Century Bancorp Class A	1,100	29,447
Chemical Financial	6,186	123,287
Citizens & Northern	3,200	53,792
†Citizens Republic Bancorp	89,908	80,009
City Holding	4,493	158,872
CNB Financial	2,400	34,824
CoBiz Financial	7,509	52,188
Columbia Banking System	10,609	203,375
Community Bank System	9,160	222,313
Community Trust Bancorp	4,213	116,574
CVB Financial	25,521	237,601
†Eagle Bancorp	5,200	73,060
†Encore Bancshares	2,300	27,922
Enterprise Financial Services	4,506	63,399
Financial Institutions	2,800	49,000
First Bancorp (Maine)	2,600	39,650
First Bancorp (North Carolina)	3,379	44,806
First Bancorp (Puerto Rico)	8,746	43,730
First Busey	15,441	78,440
First Commonwealth Financial	29,281	200,575
First Community Bancshares	3,801	53,898
First Financial	3,711	123,354
First Financial Bancorp	15,273	254,906
First Financial Bankshares	5,467	280,840
First Interstate Bancsystem	3,200	43,520
First Merchants	6,404	52,961
First Midwest Bancorp	20,172	237,828
First of Long Island	2,200	61,050
First South Bancorp	1,540	7,685
FirstMerit	29,921	510,451
FNB	35,201	371,019
German American Bancorp	2,600	44,694
Glacier Bancorp	20,133	303,002
Great Southern Bancorp	2,400	51,480
†Greene Bancshares	3,100	8,649
Hancock Holding	8,069	264,986
Hanmi Financial	31,900	39,556
Heartland Financial USA	4,038	68,646
†Heritage Financial	3,900	55,263
Home Bancshares	5,605	127,514
Hudson Valley Holding	3,190	70,180
IBERIABANK	7,191	432,394
Independent Bank (Massachusetts)	6,332	171,027
International Bancshares	15,616	286,397
†Investors Bancorp	12,242	182,283
Lakeland Bancorp	5,738	59,560
Lakeland Financial	4,210	95,483
MainSource Financial Group	6,834	68,408
MB Financial	14,521	304,360
Merchants Bancshares	1,200	31,776
†Metro Bancorp	4,000	49,400
Midsouth Bancorp	1,400	20,244
MidWestOne Financial Group	1,900	28,196
†Nara Bancorp	11,825	113,757
National Bankshares	1,600	46,240
National Penn Bancshares	33,506	259,336
NBT Bancorp	9,243	210,648
Northfiled Bancorp	4,259	58,774
Northwest Bancshares	30,291	379,849
Old National Bancorp	26,075	279,524
†OmniAmerican Bancorp	2,500	39,600
Oriental Financial Group	13,325	167,229
Orrstown Financial Services	1,800	50,400
Pacific Continental	4,800	48,912
PacWest Bancorp	7,787	169,367
Park National	3,239	216,430
Peapack Gladstone Financial	1,905	25,260
Penns Woods Bancorp	1,100	42,823
Peoples Bancorp	2,040	24,521
†Pinnacle Financial Partners	8,162	134,999
PrivateBancorp	14,330	219,106
Prosperity Bancshares	12,577	537,917
Renasant	7,211	122,443
Republic Bancorp Class A	2,929	57,057
S&T Bancorp	6,818	147,064
Sandy Spring Bancorp	7,070	130,512
SCBT Financial	3,746	124,667
Sierra Bancorp	2,611	29,191
†Signature Bank	11,353	640,308
Simmons First National Class A	4,440	120,280
Southside Bancshares	3,735	79,929
Southwest Bancorp	5,360	76,058
State BanCorp	4,500	46,755
StellarOne	5,500	78,100
Sterling Bancorp	6,089	60,951
Sterling Bancshares	23,796	204,884
Suffolk Bancorp	2,068	43,387
Susquehanna Bancshares	34,999	327,241
†SVB Financial Group	11,329	644,959
SY Bancorp	3,079	77,468
†Taylor Capital Group	2,500	26,275
†Texas Capital Bancshares	9,594	249,348
Tompkins Financial	1,972	81,937
Tower Bancorp	2,400	53,496
TowneBank	6,200	97,092
Trico Bancshares	3,002	48,963
Trustmark	17,375	406,923
UMB Financial	9,036	337,540
Umpqua Holdings	31,019	354,857
Union First Market Bankshares	5,398	60,728
United Bankshares	10,723	284,374
United Community Banks	24,806	58,790
Univest Corp. of Pennsylvania	3,915	69,374
†Virginia Commerce Bancorp	5,300	30,422
Washington Banking	4,000	56,400
Washington Trust Bancorp	3,375	80,123
WesBanco	6,724	139,254
West Bancorporation	3,100	24,738
†West Coast Bancorp	23,200	80,504
Westamerica Bancorporation	8,245	423,545
†Western Alliance Bancorp	18,527	152,292
Whitney Holding	25,700	350,034
Wilshire Bancorp	4,829	23,662
Wintrust Financial	9,465	347,839
		18,366,185
Commercial Services & Supplies – 3.61%
ABM Industries	13,657	346,751
†ACCO Brands	16,433	156,771
†Advisory Board	4,291	220,987
†American Reprographics	10,751	111,273
†APAC Customer Services	10,600	63,706
Barrett Business Services	2,200	35,332
Brink's	12,600	417,186
†Casella Waste Systems	6,800	48,756
†CBIZ	10,548	76,051
CDI	2,749	40,658
†Cenveo	12,406	81,011
†Clean Harbors	6,339	625,405
Comfort Systems USA	11,154	156,937
†Consolidated Graphics	2,438	133,188
Corporate Executive Board	9,400	379,478
†CoStar Group	5,917	370,878
Courier	2,004	27,976
†CRA International	2,578	74,324
Deluxe	13,501	358,317
†DigitalGlobe	7,300	204,619
Duff & Phelps Class A	6,644	106,171
EnergySolutions	23,458	139,810
†EnerNOC	5,587	106,768
Ennis	6,507	110,814
†Exponent	3,923	175,005
†Franklin Covey	3,900	33,774
†Fuel-Tech	3,882	34,550
G&K Services Class A	4,654	154,746
†Geo Group	16,088	412,496
†GeoEye	5,838	242,744
Healthcare Services Group	17,876	314,260
Heidrick & Struggles International	5,206	144,883
Herman Miller	15,703	431,674
†Hill International	6,300	33,327
HNI	11,800	372,408
†Hudson Highland Group	8,300	53,950
†Huron Consulting Group	6,586	182,366
†ICF International	4,100	84,214
†InnerWorkings	6,825	50,369
Insperity	5,414	164,477
Interface Class A	14,022	259,267
†Kelly Services Class A	7,983	173,311
†Kforce	8,660	158,478
Kimball International Class B	6,823	47,761
Knoll	12,722	266,653
†Korn/Ferry International	12,774	284,477
†LECG	7,300	1,472
†M&F Worldwide	2,592	65,111
Mac-Gray	3,000	48,390
McGrath RentCorp	6,664	181,727
†Medifast	3,100	61,225
†Metalico	9,100	56,602
Mine Safety Appliances	7,198	263,951
†Mobile Mini	10,340	248,367
Multi-Color	3,749	75,767
†Navigant Consulting	13,938	139,241
†On Assignment	8,526	80,656
Resources Connection	12,755	247,319
Rollins	16,990	344,897
Schawk	3,185	61,916
†School Specialty	5,427	77,606
†SFN Group	12,986	182,973
†Standard Parking	3,846	68,305
Standard Register	3,321	11,026
Steelcase Class A	21,200	241,256
†SYKES Enterprises	11,449	226,347
†Team	5,476	143,800
†Tetra Tech	16,261	401,484
†TrueBlue	12,432	208,733
United Stationers	7,039	500,120
US Ecology	5,634	98,201
Viad	5,145	123,068
VSE	900	26,739
		12,654,656
Communications Equipment – 3.31%
AboveNet	5,900	382,674
†Acme Packet	13,138	932,272
†Adtran	17,201	730,354
†Anaren Microwave	3,332	66,973
†Arris Group	33,382	425,287
†Aruba Networks	21,843	739,167
Bel Fuse Class A	3,045	67,020
†BigBand Networks	15,173	38,691
Black Box	4,880	171,532
†Blue Coat Systems	11,361	319,926
†Calix	2,948	59,874
Comtech Telecommunications	7,719	209,802
†DG FastChannel	6,358	204,855
†Digi International	7,637	80,647
†EMS Technologies	4,397	86,423
†Emulex	22,722	242,444
†Extreme Networks	20,567	71,985
Finisar	23,200	570,720
†Globecomm Systems	5,600	69,048
†Harmonic	31,001	290,789
†Hughes Communications	2,534	151,204
†Infinera	23,435	196,620
InterDigital	11,630	554,867
†Iridium Communications	8,300	66,151
†Ixia	9,482	150,574
†KVH Industries	3,300	49,896
†LogMeIn	4,300	181,288
†Loral Space & Communications	3,037	235,519
†Meru Networks	2,100	42,651
ModusLink Global Solutions	10,392	56,740
†NETGEAR	10,017	324,951
†Network Engines	9,800	19,894
†Network Equipment Technologies	6,500	24,505
†Neutral Tandem	8,170	120,508
Oclaro	13,500	155,385
†Oplink Communications	4,872	94,955
†Opnext	8,953	21,756
†PC-Tel	5,300	40,651
Plantronics	13,716	502,280
†Powerwave Technologies	52,976	238,922
Riverbed Technology	36,900	1,389,285
†SeaChange International	6,235	59,233
†ShoreTel	13,811	113,665
†Sonus Networks	58,251	219,024
Sycamore Networks	5,259	128,477
†Symmetricom	13,560	83,123
†Tekelec	17,854	144,974
†TeleNav	3,200	37,984
†UTStarcom	29,902	70,270
†Viasat	8,752	348,680
		11,584,515
Computers & Peripherals – 0.67%
†Avid Technology	8,183	182,481
†Cray	7,886	50,865
†Electronics for Imaging	12,656	186,170
Hutchinson Technology	6,300	17,766
†Hypercom	11,600	139,548
†Imation	9,014	100,416
†Immersion	8,697	66,445
†Intermec	13,983	150,877
†Intevac	6,482	80,571
†Novatel Wireless	9,352	51,062
†Presstek	7,400	15,392
†Quantum	60,633	152,795
Rimage	2,578	41,635
†Silicon Graphics International	9,225	197,415
†STEC	11,574	232,522
†Stratasys	5,746	270,061
†Super Micro Computer	5,538	88,830
†Synaptics	9,442	255,122
†Xyratex	7,200	80,496
		2,360,469
Construction & Engineering – 0.76%
†Argan	1,800	15,408
†Dycom Industries	10,945	189,786
†EMCOR	17,585	544,607
†Furmanite	8,100	64,800
Granite Construction	10,090	283,529
Great Lakes Dredge & Dock	14,171	108,125
†Insituform Technologies Class A	10,766	287,991
†Layne Christensen	5,400	186,300
†MasTec	14,956	311,085
†Michael Baker	2,342	68,082
†Mistras Group	4,400	75,724
†MYR Group	5,300	126,776
†Northwest Pipe	2,339	53,633
†Orion Marine Group	7,700	82,698
†Pike Electric	3,382	32,197
†Sterling Construction	3,500	59,080
Tutor Perini	6,908	168,279
		2,658,100
Construction Materials – 0.11%
†Headwaters	18,051	106,501
Texas Industries	5,671	256,499
†United States Lime & Minerals	900	36,459
		399,459
Consumer Finance – 0.61%
Advance America Cash Advance Centers	17,055	90,392
Asta Funding	3,000	25,680
†Cardtronics	6,532	132,926
Cash America International	7,852	361,585
†CompuCredit Holdings	2,006	13,179
†Credit Acceptance	1,603	113,749
Dollar Financial	9,518	197,499
†Ezcorp Class A	12,228	383,837
†First Cash Financial Services	8,150	314,590
†First Marblehead	15,400	33,880
Nelnet Class A	7,498	163,681
†World Acceptance	4,437	289,292
		2,120,290
Containers & Packaging – 0.55%
†AEP Industries	1,352	40,181
Boise	20,076	183,896
†Graham Packaging	3,800	66,234
†Graphic Packaging Holding	33,902	183,749
Myers Industries	10,472	103,987
Rock-Tenn Class A	10,762	746,345
Silgan Holdings	15,340	585,068
		1,909,460
Distributors – 0.01%
†Audiovox Class A	4,285	34,280
		34,280
Diversified Consumer Services – 1.07%
†American Public Education	5,302	214,466
†Bridgepoint Education	4,700	80,370
†Capella Education	4,359	217,035
†Coinstar	9,014	413,923
†Corinthian Colleges	23,647	104,520
CPI	1,500	33,765
†GP Strategies	4,200	57,120
†Grand Canyon Education	8,500	123,250
†K12	6,842	230,575
Learning Tree International	1,100	9,669
Lincoln Educational Services	3,978	63,210
Matthews International Class A	8,463	326,249
National American University Holdings	3,000	21,270
†Pre-Paid Legal Services	2,084	137,544
†Princeton Review	2,700	1,031
Regis	15,799	280,274
Sotheby's	18,037	948,746
†Steiner Leisure	4,159	192,395
Stewart Enterprises Class A	21,731	166,025
Universal Technical Institute	6,233	121,232
		3,742,669
Diversified Financial Services – 0.64%
Artio Global Investors	6,700	108,272
†Asset Acceptance Capital	4,017	21,571
Compass Diversified Holdings	10,280	151,527
†Encore Capital Group	3,275	77,585
Fifth Street Finance	20,171	269,280
†Harbinger Group	2,900	15,109
†Higher One Holdings	3,500	50,575
Life Partners Holding	2,343	18,838
MarketAxess Holdings	7,840	189,728
†Marlin Business Services	2,300	28,382
Medallion Financial	3,400	29,886
†Netspend Holdings	8,000	84,160
†NewStar Financial	7,164	78,231
†PHH	14,544	316,623
†PICO Holdings	6,375	191,633
†Portfolio Recovery Associates	4,623	393,555
Primoris Services	5,700	57,798
†Primus Guaranty	5,661	28,758
SeaCube Container Leasing	3,600	57,636
†Virtus Investment Partners	1,284	75,653
		2,244,800
Diversified Telecommunication Services – 0.48%
Alaska Communications Systems Group	12,566	133,828
Atlantic Tele-Network	2,569	95,541
†Cbeyond	7,138	83,300
†Cincinnati Bell	54,795	146,851
†Cogent Communications Group	12,065	172,168
Consolidated Communications Holdings	5,944	111,331
†General Communication Class A	10,462	114,454
†Global Crossing	8,319	115,800
†Globalstar	18,800	23,876
IDT Class B	3,700	99,715
NTELOS Holdings	8,332	153,392
†PAETEC Holding	30,432	101,643
†Premiere Global Services	14,119	107,587
Shenandoah Telecommunications	5,995	108,270
†Vonage Holdings	26,000	118,560
		1,686,316
Electric Utilities – 1.06%
ALLETE	8,355	325,594
†Ameresco	3,300	46,662
Central Vermont Public Service	3,428	79,838
Cleco	16,472	564,825
†El Paso Electric	12,032	365,773
Empire District Electric	11,107	242,022
Idacorp	13,682	521,284
MGE Energy	6,349	257,071
Portland General Electric	20,196	480,059
UIL Holdings	13,815	421,634
Unisource Energy	9,811	354,471
UNITIL	2,400	56,544
		3,715,777
Electrical Equipment – 1.84%
†A123 Systems	20,400	129,540
Acuity Brands	11,584	677,549
†Advanced Battery Techhologies	17,400	33,756
American Superconductor	13,871	344,972
†Applied Energetics	21,200	13,992
AZZ	3,410	155,496
Belden	12,263	460,476
Brady Class A	13,089	467,146
†Capstone Turbine	60,000	108,600
†Coleman Cable	4,000	35,440
Encore Wire	5,450	132,653
†Ener1	17,300	51,208
†Energy Conversion Devices	13,800	31,188
†EnerSys	13,512	537,102
Evergreen Solar	10,601	14,311
Franklin Electric	6,249	288,704
†FuelCell Energy	39,067	83,603
†Generac Holdings	5,600	113,624
†GrafTech International	32,583	672,187
†II-VI	6,669	331,783
†LaBarge	3,500	61,950
LSI Industries	4,247	30,748
†Microvision	23,000	30,360
†Polypore International	5,993	345,077
†Powell Industries	2,484	97,969
†PowerSecure International	4,900	42,140
Preformed Line Products	679	46,966
Smith (A.O.)	9,934	440,474
†UQM Technologies	9,400	28,012
Vicor	4,521	74,551
Woodward Governor	16,852	582,405
		6,463,982
Electronic Equipment, Instruments & Components – 2.58%
†Acacia Research - Acacia Technologies	9,100	311,402
†Agilysys	3,276	18,804
Anixter International	7,450	520,680
†Benchmark Electronics	17,512	332,203
†Brightpoint	20,136	218,274
†Checkpoint Systems	10,882	244,627
Cognex	10,817	305,580
†Coherent	6,700	389,337
†Comverge	6,565	30,593
CTS	9,872	106,618
Daktronics	9,914	106,576
DDi	4,700	49,679
†DTS	4,462	208,063
†Echelon	8,674	87,868
Electro Rent	4,382	75,283
†Electro Scientific Industries	6,820	118,395
†FARO Technologies	3,998	159,920
†Gerber Scientific	6,600	61,776
†Insight Enterprises	12,483	212,585
†IPG Photonics	7,135	411,546
†L-1 Identity Solutions	20,778	244,765
Littelfuse	5,870	335,177
†Maxwell Technologies	6,500	112,255
†Measurement Specialties	3,608	122,888
†Mercury Computer Systems	9,168	193,995
Methode Electronics	9,898	119,568
MTS Systems	4,588	208,983
†Multi-Fineline Electronix	2,760	77,887
†Newport	10,655	189,979
†OSI Systems	4,518	169,561
Park Electrochemical	5,887	189,856
†PC Connection	4,072	36,078
†Plexus	10,893	381,909
Pulse Electronics	9,493	57,433
†RadiSys	6,842	59,252
Richardson Electronics	3,800	50,084
†Rofin-Sinar Technologies	7,902	312,129
†Rogers	4,379	197,318
†Sanmina-SCI	21,000	235,410
SatCon Technology	30,100	116,186
†ScanSource	7,220	274,288
†Smart Modular Technologies	12,833	99,712
†Spectrum Control	2,900	57,072
Synnex	5,763	188,623
Tessco Technologies	1,400	16,100
†TTM Technologies	21,945	398,521
†Universal Display	9,642	530,695
†X-Rite	6,300	29,925
†Zygo	4,167	60,922
		9,036,380
Energy Equipment & Services – 2.38%
†Amyris	2,000	57,080
†Basic Energy Services	7,105	181,249
†Bristow Group	10,081	476,831
†Cal Dive International	26,675	186,192
CARBO Ceramics	5,323	751,182
†Complete Production Services	22,073	702,142
†Dawson Geophysical	1,911	83,855
†Dril-Quip	9,467	748,177
†Energy Recovery	13,400	42,612
†Global Geophysical Services	3,200	46,272
†Global Industries	29,000	283,910
Gulf Island Fabrication	4,295	138,170
†Gulfmark Offshore	6,918	307,920
†Hercules Offshore	35,900	237,299
†Hoku	7,400	14,800
†Hornbeck Offshore Services	5,774	178,128
†ION Geophysical	35,430	449,607
†Key Energy Services	33,600	522,480
Lufkin Industries	8,484	792,998
†Matrix Service	8,379	116,468
†Natural Gas Services Group	2,800	49,728
†Newpark Resources	27,781	218,359
†OYO Geospace	972	95,820
†Parker Drilling	28,927	199,886
†PHI	3,358	74,279
†Pioneer Drilling	16,904	233,275
RPC	12,268	310,626
Targa Resources	4,500	163,080
†Tesco	9,500	208,525
†TETRA Technologies	19,500	300,300
†Union Drilling	3,677	37,689
†Willbros Group	13,494	147,354
		8,356,293
Food & Staples Retailing – 0.82%
Andersons	5,160	251,395
Arden Group	200	15,262
Casey's General Stores	10,291	401,349
†Fresh Market	4,000	150,960
Ingles Markets Class A	3,736	74,010
Nash Finch	3,120	118,373
†Pantry	6,678	99,035
PriceSmart	3,963	145,204
†Rite Aid	159,900	169,494
Ruddick	11,817	456,018
Spartan Stores	5,888	87,084
†Susser Holdings	1,600	20,944
†United Natural Foods	13,663	612,376
Village Super Market Class A	1,814	52,787
Weis Markets	3,078	124,536
†Winn Dixie Stores	12,835	91,642
		2,870,469
Food Products – 1.25%
Alico	1,209	32,365
B&G Foods Class A	13,200	247,764
Calavo Growers	2,700	58,995
Cal-Maine Foods	3,683	108,649
†Chiquita Brands International	11,732	179,969
†Darling International	30,841	474,026
Diamond Foods	6,200	345,960
†Dole Food	10,300	140,389
Farmer Brothers	1,800	21,816
Fresh Del Monte Produce	11,085	289,429
Griffin Land & Nurseries	400	12,872
†Hain Celestial Group	12,587	406,308
Imperial Sugar	2,412	32,176
J&J Snack Foods	3,880	182,632
†John B. Sanfilippo & Son	2,100	24,570
Lancaster Colony	5,071	307,303
†Lifeway Foods	1,100	11,462
Limoneira	2,100	49,770
†Nature's Sunshine Products	2,100	18,816
†Pilgrim's Pride	11,800	90,978
Sanderson Farms	5,992	275,153
†Seneca Foods Class A	2,300	68,701
†Smart Balance	15,300	70,227
Snyder's-Lance	6,906	137,084
†Synutra International	4,275	49,163
Tootsie Roll Industries	6,212	176,170
†Treehouse Foods	9,695	551,354
		4,364,101
Gas Utilities – 1.11%
Chesapeake Utilities	2,829	117,743
Laclede Group	5,999	228,562
New Jersey Resources	10,906	468,413
NICOR	12,306	660,832
Northwest Natural Gas	6,939	320,096
Piedmont Natural Gas	19,870	603,055
South Jersey Industries	8,098	453,245
Southwest Gas	12,687	494,412
WGL Holdings	13,753	536,367
		3,882,725
Health Care Equipment & Supplies – 2.99%
†Abaxis	5,676	163,696
†ABIOMED	7,276	105,720
†Accuray	13,454	121,490
†Align Technology	15,596	319,406
†Alphatec Holdings	14,500	39,150
†American Medical System Holdings	20,309	439,486
Analogic	3,651	206,464
†AngioDynamics	7,182	108,592
†Antares Pharma	18,600	33,480
†Arthrocare	7,300	243,382
Atrion	393	68,567
Cantel Medical	2,943	75,782
†Cerus	10,300	29,767
†Conceptus	7,519	108,650
†Conmed	8,370	219,964
†CryoLife	9,389	57,273
†Cutera	3,700	31,709
†Cyberonics	7,686	244,492
†Cynosure Class A	1,486	20,641
†Delcath Systems	12,900	95,073
DexCom	18,700	290,224
†Endologix	16,900	114,582
†Exactech	2,200	38,610
†Greatbatch	6,584	174,213
†Haemonetics	6,903	452,422
Hansen Medical	6,777	14,977
†ICU Medical	3,368	147,451
†Immucor	18,978	375,385
†Insulet	11,096	228,800
†Integra LifeSciences Holdings	5,844	277,122
Invacare	7,442	231,595
IRIS International	3,700	33,374
†Kensey Nash	2,456	61,179
Masimo	14,976	495,705
†Medical Action Industries	3,340	28,056
†MELA Sciences	6,800	23,936
†Merge Healthcare	15,500	75,640
†Meridian Bioscience	10,502	251,943
†Merit Medical Systems	7,311	143,442
†Natus Medical	7,254	121,867
†Neogen	5,850	242,073
†Nutraceutical International	2,700	40,446
†NuVasive	10,178	257,707
†NxStage Medical	8,501	186,852
†OraSure Technologies	13,884	109,128
†Orthofix International	4,710	152,887
†Orthovita	14,300	30,459
†Palomar Medical Technologies	4,038	59,964
†Quidel	6,658	79,630
†Rochester Medical	2,300	26,404
†RTI Biologics	11,288	32,284
†Sirona Dental System	9,417	472,356
†Solta Medical	15,700	51,810
†SonoSite	4,121	137,312
†Spectranetics	7,455	35,113
†Staar Surgical	8,900	49,573
†Stereotaxis	6,871	26,591
STERIS	16,399	566,420
†SurModics	4,751	59,388
†Symmetry Medical	9,733	95,383
†Synovis Life Technologies	3,000	57,540
†TomoTherapy	12,113	55,356
†Unilife	11,900	67,473
†Vascular Solutions	3,700	40,367
†Volcano	13,285	340,096
West Pharmaceutical Services	8,978	401,945
†Wright Medical Group	9,855	167,634
Young Innovations	1,500	47,100
†Zoll Medical	5,833	261,377
		10,463,975
Health Care Providers & Services – 3.45%
†Air Methods	3,185	214,191
†Alliance HealthCare Services	9,548	42,202
†Allied Healthcare International	13,100	33,274
†Almost Family	1,900	71,516
†Amedisys	7,351	257,285
America Service Group	1,900	48,716
†American Dental Partners	3,200	41,984
†AMERIGROUP	14,010	900,142
†AMN Healthcare Services	12,980	112,407
†Amsurg	8,133	206,904
†Assisted Living Concepts Class A	2,258	88,378
†athenahealth	8,814	397,776
Bio-Reference Labs	6,000	134,640
†BioScrip	9,700	45,687
†Capital Senior Living	5,767	61,246
†CardioNet	5,000	23,950
†Catalyst Health Solutions	10,050	562,097
†Centene	13,193	435,105
Chemed	6,278	418,178
†Chindex International	3,100	49,755
†Continucare	9,000	48,150
†CorVel	1,708	90,831
†Cross Country Healthcare	7,425	58,138
†Emeritus	5,765	146,777
Ensign Group	4,000	127,720
†Five Star Quality Care	8,700	70,731
†Gentiva Health Services	7,700	215,831
†Hanger Orthopedic Group	7,600	197,828
†HealthSouth	26,596	664,367
†HealthSpring	16,263	607,748
†Healthways	9,417	144,739
†HMS Holdings	7,637	625,088
†IPC the Hospitalist	4,404	199,986
†Kindred Healthcare	11,352	271,086
Landauer	2,314	142,357
†LCA-Vision	4,800	32,400
†LHC Group	4,518	135,540
†Magellan Health Services	8,990	441,229
†MedCath	5,479	76,432
†Metropolitan Health Networks	9,700	45,881
†Molina Healthcare	4,434	177,360
†MWI Veterinary Supply	3,698	298,355
National Healthcare	2,673	124,268
National Research	200	6,788
†Neostem	9,000	15,480
Owens & Minor	17,911	581,749
†PDI	2,000	16,220
†PharMerica	7,222	82,620
†Providence Service	3,009	45,075
†PSS World Medical	15,009	407,494
†RehabCare Group	6,600	243,342
†Rural/Metro	5,000	85,200
†Select Medical Holdings	12,200	98,332
†Skilled Healthcare Group	4,712	67,806
†Sun Healthcare Group	6,786	95,479
†Sunrise Senior Living	13,891	165,720
†Syneron Medical	8,700	113,448
†Team Health Holdings	3,500	61,180
†Triple-S Management Class B	5,703	117,368
U.S. Physical Therapy	3,400	75,956
Universal American Financial	9,024	206,740
†WellCare Health Plans	12,200	511,790
		12,086,062
Health Care Technology – 0.20%
Computer Programs & Systems	2,827	181,720
†ExamWorks Group	3,100	68,913
†MedAssets	11,783	179,926
†Omnicell	9,206	140,299
†Transcend Services	3,200	76,800
†Vital Images	3,909	52,811
		700,469
Hotels, Restaurants & Leisure – 2.22%
†AFC Enterprises	6,574	99,465
Ambassadors Group	4,030	44,129
Ameristar Casinos	6,981	123,913
†Biglari Holdings	380	160,949
†BJ's Restaurants	5,801	228,153
†Bluegreen	3,077	12,646
Bob Evans Farms	7,836	255,454
†Boyd Gaming	15,700	147,109
†Bravo Brio Restaurant Group	3,000	53,070
†Buffalo Wild Wings	4,880	265,618
†California Pizza Kitchen	4,655	78,576
†Caribou Coffee	2,500	25,425
†Carrols Restaurant Group	2,700	25,029
CEC Entertainment	6,102	230,228
†Cheesecake Factory	16,000	481,439
Churchill Downs	2,902	120,433
Cracker Barrel Old Country Store	6,272	308,206
†Denny's	29,636	120,322
†DineEquity	4,900	269,402
†Domino's Pizza	10,291	189,663
Einstein Noah Restaurant Group	2,400	39,072
†Gaylord Entertainment	9,170	318,016
†Interval Leisure Group	10,400	170,040
†Isle of Capri Casinos	4,545	43,178
†Jack in the Box	14,698	333,351
†Jamba	15,500	34,100
†Krispy Kreme Doughnuts	14,443	101,679
†Life Time Fitness	11,932	445,183
Marcus	5,212	56,811
†McCormick & Schmick's Seafood Restaurants	3,600	25,992
†Monarch Casino & Resort	2,757	28,673
†Morgans Hotel Group	4,468	43,786
†Multimedia Games	6,300	36,099
†O'Charleys	3,841	22,931
†Orient-Express Hotels Class A	28,100	347,597
P.F. Chang's China Bistro	6,421	296,586
†Papa John's International	5,403	171,113
†Peet's Coffee & Tea	3,275	157,495
†Pinnacle Entertainment	16,368	222,932
†Red Lion Hotels	4,400	36,080
†Red Robin Gourmet Burgers	4,008	107,815
†Ruby Tuesday	16,850	220,904
†Ruth's Hospitality Group	5,577	28,777
†Scientific Games	17,600	153,824
†Shuffle Master	15,523	165,786
†Sonic	16,791	151,959
Speedway Motorsports	2,528	40,397
Texas Roadhouse	15,346	260,729
†Vail Resorts	9,824	479,017
		7,779,151
Household Durables – 0.84%
American Greetings Class A	10,192	240,531
Beazer Homes USA	19,957	91,203
Blyth	1,555	50,522
†Brookfield Homes	1,560	14,664
†Cavco Industries	1,600	72,256
†Central Garden & Pet Class A	15,663	144,256
CSS Industries	1,304	24,580
Ethan Allen Interiors	6,985	152,972
†Furniture Brands International	14,381	65,434
†Helen of Troy	8,232	242,021
Hooker Furniture	2,494	29,828
†Hovnanian Enterprises Class A	24,255	85,620
†iRobot	5,233	172,113
†Kid Brands	3,500	25,725
†La-Z-Boy	14,865	141,961
†Libbey	7,200	118,800
†Lifetime Brands	2,400	36,000
†M/I Homes	4,421	66,271
†Meritage Homes	8,220	198,349
National Presto Industries	1,244	140,174
Ryland Group	11,200	178,080
†Sealy	9,182	23,322
Skyline	1,622	32,521
†Spectrum Brands Holdings	5,200	144,352
†Standard Pacific	26,078	97,271
†Summer Infant	4,200	33,600
†Universal Electronics	4,214	124,566
WD-40	4,487	189,980
		2,936,972
Household Products – 0.01%
Oil-Dri Corp. of America	1,600	34,080
		34,080
Independent Power Producers & Energy Traders – 0.05%
Dynegy	29,000	165,010
		165,010
Industrial Conglomerates – 0.28%
Otter Tail	10,158	230,891
Raven Industries	4,660	286,217
Seaboard	87	209,931
Standex International	3,146	119,202
Tredegar	6,394	137,983
†United Capital	100	2,830
		987,054
Insurance – 2.40%
Alterra Capital Holdings	25,513	569,961
American Equity Investment Life Holding	15,829	207,676
†American Safety Insurance Holdings	3,200	68,576
†Amerisafe	4,923	108,848
Amtrust Financial Services	6,916	131,888
Argo Group International Holdings	8,185	270,432
Baldwin & Lyons Class B	2,318	54,288
†Citizens	10,922	79,731
†CNA Surety	4,862	122,814
†CNO Financial Group	61,100	458,861
Crawford Class B	4,340	20,658
Delphi Financial Group	12,614	387,376
Donegal Group Class A	2,953	39,482
†eHealth	7,168	95,334
EMC Insurance Group	1,105	27,437
Employers Holdings	11,839	244,594
†Enstar Group	1,808	180,583
FBL Financial Group Class A	4,017	123,402
First American Financial	28,000	462,000
Flagstone Reinsurance Holdings	14,910	134,339
†FPIC Insurance Group	2,346	88,913
=Gerova Financial Group	380	0
Global Indemnity	4,156	91,349
†Greenlight Capital Re Class A	7,824	220,715
†Hallmark Financial Service	3,275	27,445
Harleysville Group	2,980	98,727
†Hilltop Holdings	11,163	112,077
Horace Mann Educators	10,135	170,268
Infinity Property & Casualty	3,620	215,354
Kansas City Life Insurance	812	25,968
Maiden Holdings	12,800	95,872
Meadowbrook Insurance Group	13,560	140,346
Montpelier Re Holdings	19,212	339,476
†National Financial Partners	10,665	157,309
National Interstate	1,691	35,257
National Western Life Insurance Class A	513	83,234
†Navigators Group	3,141	161,762
†Phoenix Companies	27,887	75,853
Platinum Underwriters Holdings	10,838	412,819
Presidential Life	4,696	44,753
Primerica	6,900	176,019
†ProAssurance	8,104	513,550
RLI	4,904	282,716
Safety Insurance Group	3,603	166,134
SeaBright Insurance Holdings	5,380	55,145
Selective Insurance Group	15,889	274,880
State Auto Financial	3,974	72,406
Stewart Information Services	5,254	55,062
Tower Group	10,771	258,827
United Fire & Casualty	6,548	132,335
Universal Insurance Holdings	4,100	22,222
		8,395,073
Internet & Catalog Retail – 0.46%
†1-800-FLOWERS.com Class A	3,982	13,141
†Ancestry.com	5,400	191,430
†Blue Nile	3,313	178,869
†Drugstore.Com	21,400	82,390
Gaiam Class A	4,938	32,591
†HSN	10,400	333,112
NutriSystem	7,900	114,471
†Orbitz Worldwide	7,077	25,265
†Overstock.com	3,233	50,823
PetMed Express	5,834	92,527
†QuinStreet	2,300	52,279
†ReachLocal	1,900	38,000
†Shutterfly	7,466	390,919
Stamps.com	2,281	30,451
=†Vitacost.com	3,000	0
		1,626,268
Internet Software & Services – 2.29%
†Archipelago Learning	3,700	31,635
†BroadSoft	1,800	85,842
†comScore	5,739	169,358
†Constant Contact	7,954	277,595
†DealerTrack Holdings	11,180	256,693
†Dice Holdings	5,549	83,845
†Digital River	10,565	395,448
EarthLink	28,533	223,413
†GSI Commerce	17,398	509,239
†infospace	8,269	71,610
†Internap Network Services	13,089	85,995
†Internet Capital Group	8,873	125,997
†IntraLinks Holdings	3,600	96,264
†j2 Global Communications	11,864	350,107
Keynote Systems	3,430	63,627
†KIT Digital	8,200	98,728
†Knot	7,666	92,375
†Limelight Networks	14,177	101,507
†Liquidity Services	4,000	71,440
†LivePerson	11,400	144,096
†Local.com	4,300	16,727
†LoopNet	4,515	63,887
Marchex Class B	3,808	29,969
†MediaMind Technologies	2,400	33,144
†Move	44,657	106,730
NIC	14,868	185,255
†OpenTable	4,200	446,670
†Openwave Systems	19,500	41,730
†Perficient	6,893	82,785
†Rackspace Hosting	26,100	1,118,385
†RealD	3,700	101,232
†RealNetworks	26,054	96,921
†S1	12,740	85,103
†Saba Software	7,200	70,632
†SAVVIS	10,098	374,535
†SolarWinds	9,900	232,254
†support.com	13,400	69,546
TechTarget	4,900	43,659
†Terremark Worldwide	16,290	309,510
Travelzoo	1,800	119,862
United Online	23,145	145,929
†ValueClick	21,516	311,121
VirnetX Holding	9,000	179,190
†Vocus	4,068	105,198
†Websense	11,547	265,235
†Zix	15,200	55,936
		8,025,959
IT Services – 2.06%
†Accretive Health	3,000	83,280
†Acxiom	18,800	269,780
†CACI International Class A	8,077	495,282
Cass Information Systems	2,474	97,203
†CGS Systems International	9,177	182,989
†CIBER	15,621	104,661
†Computer Task Group	4,400	58,476
†Euronet Worldwide	14,122	272,978
†ExlService Holdings	4,042	85,488
Forrester Research	3,854	147,570
†Fortinet	11,200	492,800
†Global Cash Access Holdings	12,197	39,884
†Hackett Group	7,100	27,264
Heartland Payment Systems	10,651	186,712
iGate	6,835	128,293
†Integral Systems	5,288	64,355
†Lionbridge Technologies	14,400	49,392
†Mantech International Class A	6,129	259,870
MAXIMUS	4,579	371,677
†MoneyGram International	20,400	69,972
†NCI Class A	1,600	38,992
†Online Resources	6,879	26,003
†RightNow Technologies	6,108	191,180
†Safeguard Scientifics	4,758	96,825
†Sapient	26,970	308,807
†SRA International Class A	11,324	321,149
Syntel	3,776	197,220
†TeleTech Holdings	7,954	154,149
†Tier Technologies	4,800	26,400
†TNS	6,854	106,717
†Unisys	11,860	370,269
†VeriFone Holdings	23,000	1,263,850
†Virtusa	3,656	68,477
†Wright Express	10,439	541,158
		7,199,122
Leisure Equipment & Products – 0.79%
†Artic Cat	3,300	51,315
Brunswick	23,900	607,777
Callaway Golf	15,845	108,063
†Eastman Kodak	73,200	236,436
†JAKKS Pacific	7,880	152,478
†Johnson Outdoors Class A	2,000	30,380
†LeapFrog Enterprises	9,381	40,526
†Marine Products	1,434	11,372
†MarineMax	5,600	55,216
Polaris Industries	8,741	760,641
Pool	13,000	313,430
†RC2	6,127	172,169
†Smith & Wesson Holding	14,464	51,347
†Steinway Musical Instruments	1,292	28,695
Sturm Ruger	6,400	147,008
		2,766,853
Life Sciences Tools & Services – 1.09%
†Accelrys	13,930	111,440
†Affymetrix	20,845	108,602
†Albany Molecular Research	7,815	33,292
†AMAG Pharmaceuticals	5,319	88,827
†Biotime	5,600	41,720
†Bruker	19,162	399,528
†Caliper Life Sciences	11,500	77,740
†Cambrex	10,518	57,849
†Celldex Therapeutics	5,800	23,316
†Clinical Data	3,000	90,900
†Dionex	4,967	586,355
†Enzo Biochem	7,599	31,840
†eResearch Technology	12,621	85,444
†Exelixis	31,202	352,583
†Heartware International	2,700	230,931
†Kendle International	3,692	39,541
†Luminex	9,615	180,377
†MAKO Surgical	8,800	212,960
†Medivation	9,276	172,905
†Nektar Therapeutics	30,607	289,848
†Omeros	5,800	46,400
†Parexel International	15,392	383,261
†Pure Bioscience	9,600	14,976
†Sequenom	26,000	164,580
		3,825,215
Machinery – 3.29%
†3D Systems	5,420	263,141
Actuant Class A	19,333	560,656
Alamo Group	1,700	46,665
Albany International	7,580	188,742
†Altra Holdings	6,671	157,569
†American Railcar Industries	2,586	64,547
Ampco-Pittsburgh	2,170	59,849
†Astec Industries	5,495	204,909
Badger Meter	4,175	172,052
Barnes Group	14,243	297,394
†Blount International	13,417	214,404
Briggs & Stratton	13,184	298,618
Cascade	2,725	121,481
†Chart Industries	7,944	437,238
CIRCOR International	4,801	225,743
CLARCOR	13,657	613,608
†Colfax	7,400	169,830
†Columbus McKinnon	4,984	92,005
†Commercial Vehicle Group	6,000	107,040
Douglas Dynamics	3,000	42,780
Dynamic Materials	3,459	96,679
†EnPro Industries	5,426	197,072
ESCO Technologies	7,559	288,376
†Fabrinet	3,300	66,528
Federal Signal	16,299	106,106
†Flow International	11,483	50,410
†Force Protection	17,645	86,461
FreightCar America	2,950	95,905
Gorman-Rupp	3,566	140,465
Graham	2,700	64,638
†Greenbrier Companies	5,938	168,520
John Bean Technologies	7,100	136,533
†Kadant	3,941	103,215
Kaydon	9,018	353,415
LB Foster Class A	2,957	127,476
Lindsay	3,499	276,491
†Lydall	4,500	40,005
Met-Pro	3,700	44,030
†Middleby	4,515	420,888
Miller Industries	3,000	48,720
Mueller Industries	10,271	376,124
Mueller Water Products Class A	42,434	190,104
NACCO Industries Class A	1,523	168,550
Nordson	9,548	1,098,592
†Omega Flex	497	6,685
†PMFG	6,200	132,308
RBC Bearings	5,857	223,913
Robbins & Myers	10,619	488,368
†Sauer-Danfoss	3,432	174,792
Sun Hydraulics	3,017	130,033
†Tecumseh Products Class A	4,764	47,735
Tennant	5,079	213,521
Titan International	10,655	283,530
†Titan Machinery	2,955	74,614
†Trimas	3,584	77,056
Twin Disc	2,144	69,080
†Wabash National	19,200	222,336
Watts Water Technologies Class A	7,984	304,909
		11,532,454
Marine – 0.07%
†Eagle Bulk Shipping	14,949	55,610
†Excel Maritime Carriers	10,100	43,329
†Genco Shipping & Trading	7,066	76,102
Horizon Lines	6,464	5,494
International Shipholding	1,500	37,350
†Ultrapetrol (Bahamas)	4,077	20,711
		238,596
Media – 1.18%
Arbitron	6,859	274,566
†Ascent Media	4,000	195,400
†Ballantyne Strong	3,800	27,246
†Belo (A.H.) Class A	4,800	40,128
†Belo Class A	24,893	219,307
†Cambium Learning Group	6,700	22,780
†Carmike Cinemas	3,200	22,880
Cinemark Holdings	15,119	292,553
CKX	12,496	52,733
†Crown Media Holdings Class A	6,396	14,839
†Cumulus Media Class A	6,200	26,908
†Dex One	13,300	64,372
†Dolan Media	8,759	106,334
†Entercom Communications Class A	5,900	65,018
†Entravision Communications Class A	12,900	34,959
†EW Scripps	9,200	91,080
†Fisher Communications	2,341	72,758
†Global Sources	5,967	69,396
†Gray Television	12,800	26,496
Harte-Hanks	10,300	122,570
†Journal Communications Class A	10,538	63,228
†Knology	8,767	113,182
†Lee Enterprises	11,900	32,130
†Lin TV Class A	6,984	41,415
Lions Gate Entertainment	16,300	101,875
†Live Nation	39,591	395,911
†Lodgenet Entertainment	5,900	21,476
†Martha Stewart Living Omnimedia Class A	6,454	23,944
†McClatchy Class A	14,700	49,980
†Media General Class A	5,500	37,840
National CineMedia	14,347	267,858
†Nexstar Broadcasting Group	4,800	41,616
Outdoor Channel Holdings	3,100	23,126
Primedia	6,160	29,999
†Rentrak	2,200	59,224
Scholastic	8,554	231,300
Sinclair Broadcasting Group Class A	14,538	182,307
†SuperMedia	3,100	19,344
†Valassis Communications	13,186	384,240
†Value Line	130	1,924
†Warner Music Group	11,200	75,824
†Westwood One	800	5,800
World Wrestling Entertainment Class A	6,854	86,155
		4,132,021
Metals & Mining – 2.04%
†Allied Nevada Gold	21,200	752,176
†AM Castle	5,101	96,307
AMCOL International	6,627	238,439
†Century Aluminum	17,700	330,636
†Coeur d'Alene Mines	24,748	860,736
Gammon Gold	9,532	99,614
†General Moly	23,925	128,717
Globe Specialty Metals	16,500	375,540
†Golden Star Resources	67,700	201,069
Haynes International	3,485	193,243
Hecla Mining	78,270	710,692
†Horsehead Holding	12,331	210,244
†Jaguar Mining	23,500	122,670
Kaiser Aluminum	4,500	221,625
†Materion	5,600	228,480
†Metals USA Holdings	2,900	47,473
†Molycorp	6,700	402,134
†Noranda Aluminium Holding	3,200	51,360
Olympic Steel	1,951	64,012
†RTI International Metals	7,694	239,668
†Stillwater Mining	11,381	260,966
Thompson Creek Metals	45,700	573,078
†U.S. Gold	30,300	267,549
†Universal Stainless & Alloy	2,074	69,956
†Uranium Energy	19,000	75,810
Worthington Industries	16,007	334,866
		7,157,060
Multiline Retail – 0.40%
†99 Cents Only Stores	12,834	251,546
Bon-Ton Stores	3,100	48,050
Dillard Class A	10,600	425,272
Fred's Class A	9,893	131,775
Retail Ventures	6,071	104,725
†Saks	35,500	401,505
†Tuesday Morning	6,218	30,468
		1,393,341
Multi-Utilities & Unregulated Power – 0.45%
Avista	14,517	335,778
Black Hills	10,833	362,256
CH Energy Group	4,457	225,257
NorthWestern	9,566	289,850
PNM Resources	23,933	357,080
		1,570,221
Oil, Gas & Consumable Fuels – 4.84%
†Abraxas Petroleum	27,400	160,290
Alon USA Energy	2,540	34,798
Apco Oil & Gas International	2,744	235,325
†Approach Resources	5,554	186,614
†ATP Oil & Gas	11,467	207,667
Baltic Trading	4,100	37,392
Berry Petroleum Class A	13,861	699,287
†Bill Barrett	13,091	522,462
†BPZ Resources	28,121	149,323
†Brigham Exploration	32,552	1,210,284
†Callon Petroleum	14,000	108,780
†CAMAC Energy	12,100	18,150
†Carrizo Oil & Gas	10,297	380,268
†Cheniere Energy	15,100	140,581
†Clayton Williams Energy	1,566	165,526
†Clean Energy Fuels	14,337	234,840
†Cloud Peak Energy	8,700	187,833
Contango Oil & Gas	3,331	210,652
Crosstex Energy	9,697	96,485
†CVR Energy	8,642	200,149
Delek US Holdings	3,567	48,369
†Delta Petroleum	38,916	35,414
DHT Maritime	10,926	52,554
Endeavor International	6,486	82,372
†Energy Partners	7,000	126,000
†Energy XXI Bermuda	20,800	709,280
†Evolution Petroleum	4,200	32,760
†FX Energy	12,883	107,702
†Gastar Exploration	17,000	82,620
General Maritime	19,755	40,498
†GeoResources	3,900	121,953
†GMX Resources	19,260	118,834
Golar LNG	9,337	238,840
†Goodrich Petroleum	7,128	158,384
†Green Plains Renewable Energy	4,900	58,898
†Gulfport Energy	7,814	282,476
†Harvest Natural Resources	8,596	131,003
†Helix Energy Solutions Group	30,200	519,440
Houston America Energy	4,500	69,345
†International Coal Group	36,353	410,789
†Isramco	300	19,500
†James River Coal	9,600	232,032
Knightsbridge Tankers	6,351	159,029
†Kodiak Oil & Gas	48,800	326,960
†L&L Energy	4,300	29,756
†Magnum Hunter Resources	15,000	128,550
†McMoRan Exploration	26,052	461,381
†Miller Petroleum	4,900	24,500
Nordic American Tanker Shipping	12,218	303,495
†Northern Oil & Gas	14,200	379,140
†Oasis Petroleum	13,300	420,546
Overseas Shipholding Group	6,800	218,552
Panhandle Oil & Gas Class A	1,800	56,970
†Patriot Coal	21,500	555,345
Penn Virginia	12,785	216,834
†Petroleum Development	7,020	337,030
†Petroquest Energy	16,492	154,365
†Pinnacle Airlines	5,100	29,325
†Ram Energy Resources	14,800	30,784
†Rentech	54,200	67,750
†Resolute Energy	10,800	195,912
†Rex Energy	9,293	108,263
†Rosetta Resources	14,109	670,742
†Scorpio Tankers	3,400	35,088
Ship Finance International	11,824	245,112
†Stone Energy	12,406	413,988
†Swift Energy	11,464	489,284
†Syntroleum	15,200	34,352
Teekay Tankers Class A	9,637	100,803
†TransAtlantic Petroleum	35,200	109,120
†US Energy (Wyoming)	7,000	43,820
†USEC	32,352	142,349
†Vaalco Energy	13,292	103,146
†Vantage Drilling	38,900	70,020
†Venoco	6,076	103,839
W&T Offshore	10,000	227,900
†Warren Resources	18,192	92,597
†Western Refining	14,700	249,165
World Fuel Services	18,358	745,518
		16,947,099
Paper & Forest Products – 0.56%
Buckeye Technologies	10,923	297,433
†Clearwater Paper	3,318	270,085
Deltic Timber	3,129	209,142
Glatfelter	12,183	162,278
†Kapstone Paper & Packaging	10,100	173,417
†Louisiana-Pacific	34,400	361,200
Neenah Paper	3,732	81,992
Schweitzer-Mauduit International	4,988	252,443
†Verso Paper	3,800	20,330
Wausau Paper	12,903	98,579
Xerium Technologies	2,100	50,505
		1,977,404
Personal Products – 0.28%
†Elizabeth Arden	7,023	210,760
Female Health	4,900	24,451
Inter Parfums	3,936	72,855
Nu Skin Enterprises Class A	13,895	399,481
†Prestige Brands Holdings	11,153	128,260
†Revlon	2,800	44,436
Schiff Nutrition International	2,500	22,775
†USANA Health Sciences	1,952	67,364
		970,382
Pharmaceuticals – 1.49%
†Acura Pharmaceuticals	2,300	7,268
†Akorn	13,578	78,345
†Alexza Pharmaceuticals	10,500	17,850
†Alimera Sciences	2,200	17,160
†Anacor Pharmaceuticals	4,300	29,756
†Aoxing Pharmaceutical	5,600	12,096
†Ardea Biosciences	5,000	143,450
†Auxilium Pharmaceuticals	11,044	237,115
†AVANIR Pharmaceuticals	21,900	89,352
†Biodel	1,970	4,137
†BioMimetic Therapeutics	3,990	52,309
†Biospecifics Technologies	1,100	28,050
†Cadence Pharmaceuticals	12,132	111,736
†Caraco Pharmaceutical Laboratories	1,637	8,512
†Corcept Therapeutics	7,200	30,600
†Cumberland Pharmaceuticals	2,300	12,719
†Depomed	17,200	172,688
†DURECT	28,060	101,016
†Dynavax Technologies	35,200	97,152
†Furiex Pharmaceuticals	2,500	42,200
†Hi-Tech Pharmacal	2,200	44,286
†Impax Laboratories	17,100	435,195
†Infinity Pharmaceuticals	5,200	30,576
†Inspire Pharmaceuticals	14,700	58,212
†Ironwood Pharmaceuticals	4,400	61,600
†Jazz Pharmaceuticals	4,000	127,400
†Lannett	3,200	17,856
†MAP Pharmaceuticals	5,100	70,329
Medicines	14,797	241,043
†Medicis Pharmaceutical Class A	17,230	552,049
†NeurogesX	3,200	12,960
†Nymox Pharmaceutical	4,200	33,138
†Obagi Medical Products	4,927	62,277
†Optimer Pharmaceuticals	9,700	114,751
Pain Therapeutics	7,812	74,683
†PAR Pharmaceuticals	9,314	289,479
†POZEN	8,406	45,140
†Questcor Pharmaceuticals	16,300	234,883
†Salix Pharmaceuticals	15,418	540,093
†Santarus	12,100	41,382
†Somaxon Pharmaceuticals	7,500	21,225
†Spectrum Pharmaceuticals	12,000	106,680
†Sucampo Pharmaceuticals Class A	1,300	5,460
†SuperGen	14,500	44,950
†ViroPharma	22,178	441,342
†Vivus	22,495	139,244
†XenoPort	6,944	41,178
†Zalicus	18,000	43,560
		5,224,482
Real Estate Investment Trusts – 7.51%
Acadia Realty Trust	10,261	194,138
Agree Realty	2,837	63,691
Alexander's	577	234,810
American Assets Trust	8,700	185,049
American Campus Communities	17,297	570,801
American Capital Agency	33,800	984,931
Anworth Mortgage Asset	31,690	224,682
Apollo Commercial Real Estate	5,300	86,655
Arlington Asset Investment Class A	1,800	54,792
Ashford Hospitality Trust	14,881	163,989
Associated Estates Realty	10,734	170,456
BioMed Realty Trust	34,742	660,793
Campus Crest Communities	8,100	95,823
CapLease	14,668	80,381
Capstead Mortgage	19,600	250,488
CBL & Associates Properties	38,100	663,702
Cedar Shopping Centers	14,880	89,726
Chatham Lodging Trust	5,100	82,875
Chesapeake Lodging Trust	3,900	67,899
Cogdell Spencer	9,700	57,618
Colonial Properties Trust	21,200	408,100
Colony Financial	6,000	112,980
Coresite Realty	5,200	82,368
Cousins Properties	26,469	221,016
CreXus Investment	3,300	37,686
Cypress Sharpridge Investments	20,900	265,012
DCT Industrial Trust	71,561	397,164
DiamondRock Hospitality	47,288	528,207
DuPont Fabros Technology	11,014	267,090
Dynex Capital	6,700	67,402
EastGroup Properties	7,440	327,137
Education Realty Trust	23,161	185,983
Entertainment Properties Trust	12,901	604,025
Equity Lifestyle Properties	7,168	413,235
Equity One	11,278	211,688
Excel Trust	3,800	44,802
Extra Space Storage	23,878	494,513
†FelCor Lodging Trust	27,378	167,827
†First Industrial Realty Trust	18,173	216,077
First Potomac Realty Trust	13,887	218,720
Franklin Street Properties	18,439	259,437
Getty Realty	5,759	131,766
Gladstone Commercial	2,000	36,480
Glimcher Realty Trust	30,017	277,657
Government Properties Income Trust	7,447	200,026
Hatteras Financial	19,700	553,964
Healthcare Realty Trust	17,622	400,019
Hersha Hospitality Trust	34,990	207,841
Highwoods Properties	19,242	673,662
Home Properties	10,194	600,936
Hudson Pacific Properties	3,700	54,390
Inland Real Estate	19,249	183,635
Invesco Mortgage Capital	19,400	423,890
Investors Real Estate Trust	19,295	183,303
†iStar Financial	27,100	248,778
Kilroy Realty	14,700	570,801
Kite Realty Group Trust	15,366	81,593
LaSalle Hotel Properties	20,561	555,147
Lexington Reality Trust	26,891	251,431
LTC Properties	7,116	201,667
Medical Properties Trust	29,221	338,087
MFA Financial	93,821	769,332
Mid-America Apartment Communities	9,708	623,254
Mission West Properties	2,890	18,987
Monmouth Real Estate Investment Class A	6,000	49,260
†MPG Office Trust	12,400	46,004
National Health Investors	6,761	323,987
National Retail Properties	22,554	589,336
†Newcastle Investment	15,700	94,828
NorthStar Realty Finance	22,693	121,408
Omega Healthcare Investors	26,075	582,516
One Liberty Properties	2,200	33,176
Parkway Properties	6,162	104,754
Pebblebrook Hotel Trust	10,100	223,715
Pennsylvania Real Estate Investment Trust	14,823	211,524
Pennymac Mortgage Investment Trust	8,504	156,389
Post Properties	13,008	510,564
Potlatch	11,263	452,773
PS Business Parks	5,482	317,627
RAIT Investment Trust	33,895	83,382
Ramco-Gershenson Properties Trust	10,559	132,304
Redwood Trust	20,360	316,598
Resource Capital	12,193	80,352
Sabra Healthcare REIT	6,786	119,501
Saul Centers	1,503	66,959
Sovran Self Storage	7,631	301,806
Starwood Property Trust	19,371	431,973
†Strategic Hotel & Resorts	36,505	235,457
†Summit Hotel Properties	7,000	69,580
Sun Communities	4,926	175,612
†Sunstone Hotel Investors	32,453	330,696
Tanger Factory Outlet Centers	22,880	600,371
Two Harbors Investment	18,800	196,836
UMH Properties	2,700	26,838
Universal Health Realty Income Trust	3,108	125,967
Urstadt Biddle Properties Class A	5,442	103,507
U-Store-It Trust	25,506	268,323
Walter Investment Management	6,700	108,071
Washington Real Estate Investment Trust	17,404	541,090
Winthrop Realty Trust	5,098	62,451
		26,295,949
Real Estate Management & Development – 0.21%
†Avatar Holdings	2,177	43,083
Consolidated-Tomoka Land	1,592	51,581
†Forestar Group	10,000	190,200
†HFF Class A	5,000	75,200
†Kennedy-Wilson Holdings	5,200	56,472
Retail Opportunity Investments	10,100	110,494
Tejon Ranch	4,331	159,121
Terreno Realty	2,000	34,460
†Thomas Properties Group	9,300	31,155
		751,766
Road & Rail – 1.10%
†Amerco	2,169	210,393
Arkansas Best	7,255	188,050
†Avis Budget Group	28,200	505,062
†Celadon Group	5,177	84,074
†Dollar Thrifty Automotive Group	7,640	509,817
†Genesee & Wyoming Class A	10,935	636,417
Heartland Express	13,048	229,123
Knight Transportation	16,222	312,274
Marten Transport	3,889	86,725
Old Dominion Freight Line	11,004	386,130
†PAM Transportation Services	1,800	21,870
Patriot Transportation Holding	774	20,705
†Quality Distribution	4,100	48,585
†RailAmerica	7,900	134,616
†Roadrunner Transportation Systems	2,800	42,000
†Saia	4,449	72,919
†Universal Truckload Services	1,205	20,786
†USA Truck	2,200	28,600
Werner Enterprises	11,343	300,249
		3,838,395
Semiconductors & Semiconductor Equipment – 3.95%
†Advanced Analogic Technology	13,789	52,122
†Advanced Energy Industries	9,460	154,671
†Alpha & Omega Semiconductor	2,000	25,380
†Amkor Technology	29,305	197,516
†Anadigics	18,720	83,866
†Applied Micro Circuits	18,266	189,601
†ATMI	9,101	171,827
†Axcelis Technologies	26,300	69,695
†AXT	8,100	58,077
†Brooks Automation	18,474	253,648
†Cabot Microelectronics	6,344	331,474
†Cavium Networks	12,097	543,518
†Ceva	6,200	165,726
†Cirrus Logic	19,306	406,005
Cohu	5,778	88,750
†Conexant Systems	20,600	49,028
†Cymer	8,037	454,733
†Diodes	9,248	314,987
†DSP Group	7,678	59,121
†Entegris	35,588	312,107
†Entropic Communications	18,612	157,271
†Exar	10,913	65,696
†FEI	10,497	353,959
†FormFactor	12,519	128,946
†FSI International	8,400	36,792
†GSI Technology	5,900	53,631
†GT Solar International	17,700	188,682
†Hittite Microwave	7,469	476,298
†Ikanos Communications	13,500	15,390
†Inphi	2,300	48,323
†Integrated Device Technology	43,000	316,910
†Integrated Silicon Solution	6,400	59,328
†IXYS	7,455	100,121
†Kopin	15,400	70,686
†Kulicke & Soffa Industries	19,333	180,764
†Lattice Semiconductor	35,194	207,645
†LTX-Credence	11,733	107,122
†Mattson Technology	12,600	30,744
†MaxLinear Class A	2,000	16,340
†Micrel	12,939	174,418
†Microsemi	23,165	479,747
†Mindspeed Technologies	7,900	66,834
†MIPS Technologies	13,038	136,769
MKS Instruments	13,212	439,960
†Monolithic Power Systems	8,214	116,557
†MoSys	7,200	43,272
†Nanometrics	4,500	81,405
†Netlogic Microsystems	16,916	710,809
†NVE	1,100	61,974
†OmniVision Technologies	15,168	538,919
†PDF Solutions	6,100	40,565
†Pericom Semiconductor	6,001	62,230
†Photronics	13,572	121,741
†PLX Technology	8,008	29,229
Power Integrations	6,500	249,145
†Power-One	18,810	164,588
†RF Micro Devices	74,757	479,192
†Rubicon Technology	4,001	110,748
†Rudolph Technologies	7,512	82,181
†Semtech	17,552	439,151
†Sigma Designs	8,991	116,433
†Silicon Image	22,075	198,013
†Spansion Class A	3,300	61,611
†SRS Labs	3,600	30,744
†Standard Microsystems	6,430	158,564
†Supertex	2,391	53,271
†Tessera Technologies	13,355	243,862
†Trident Microsystems	23,889	27,472
†TriQuint Semiconductor	41,449	535,107
†Ultra Clean Holdings	5,500	56,870
†Ultratech	6,202	182,339
†Veeco Instruments	11,350	577,033
†Viasystems Group	1,700	46,393
†Volterra Semiconductor	7,204	178,875
†Zoran	14,886	154,666
		13,847,187
Software – 4.55%
†ACI Worldwide	9,216	302,285
†Actuate	11,129	57,871
Advent Software	8,716	249,888
American Software Class A	5,700	42,066
†Ariba	25,377	866,370
†Aspen Technology	17,000	254,830
Blackbaud	12,176	331,674
†Blackboard	8,995	325,979
†Bottomline Technologies	10,177	255,850
CDC Class A	8,233	20,994
†Commvault Systems	11,567	461,292
†Concur Technologies	10,928	605,958
†Convio	2,900	33,669
†Deltek	4,988	37,909
†DemandTec	4,100	53,956
†Digimarc	1,800	52,020
†DynaVox Class A	2,400	13,248
Ebix	9,100	215,215
†Envestnet	3,000	40,320
Epicor Software	13,941	154,327
EPIQ Systems	8,857	127,187
†ePlus	1,200	31,932
Fair Isaac	11,500	363,515
†FalconStor Software	5,936	27,009
†Global Defense Technology & System	1,400	33,908
†Guidance Software	5,300	44,414
Henry (Jack) & Associates	23,632	800,888
†Interactive Intelligence	4,019	155,575
†JDA Software Group	11,528	348,837
†Kenexa	5,469	150,890
†KeyW Holding	3,500	42,980
†Lawson Software	36,464	441,214
†Magma Design Automation	23,500	160,270
†Manhattan Associates	6,274	205,285
†Medidata Solutions	4,600	117,622
Mentor Graphics	29,334	429,156
†MicroStrategy	2,377	319,659
†Monotype Imaging Holdings	5,602	81,229
†Netscout Systems	8,700	237,684
†NetSuite	5,170	150,344
Opnet Technologies	3,300	128,667
†Parametric Technology	31,114	699,754
Pegasystems	4,124	156,465
Progress Software	19,143	556,870
†PROS Holdings	6,484	94,472
QAD Class A	881	9,488
†QLIKTechnologies	3,400	88,400
Quality Systems	4,971	414,283
†Quest Software	15,794	401,010
†Radiant Systems	9,239	163,530
†RealPage	4,700	130,331
Renaissance Learning	3,010	35,368
†Rosetta Stone	2,600	34,346
†Smith Micro Software	8,135	76,144
†Sourcefire	7,575	208,388
†SPS Commerce	2,100	32,571
†SS&C Technologies Holdings	3,100	63,302
†SuccessFactors	18,413	719,764
†Synchronoss Technolgies	5,939	206,380
†Take-Two Interactive Software	19,304	296,702
†Taleo Class A	10,515	374,860
†Telecommunication Systems Class A	11,800	48,616
†THQ	20,525	93,594
†TIBCO Software	46,327	1,262,410
†TiVo	31,436	275,379
†Tyler Technologies	8,196	194,327
†Ultimate Software Group	6,603	387,926
†Vasco Data Security International	6,483	89,012
†Wave Systems	19,800	61,974
		15,949,652
Specialty Retail – 2.98%
†America's Car-Mart	2,100	54,138
†ANN	15,600	454,117
†Asbury Automotive Group	8,213	151,858
†Ascena Retail Group	16,654	539,757
Barnes & Noble	11,200	102,928
Bebe Stores	10,269	60,074
Big 5 Sporting Goods	6,421	76,538
†Body Central	3,500	81,305
Books-A-Million	700	2,891
Brown Shoe	10,984	134,224
Buckle	6,982	282,073
†Build-A-Bear Workshop	4,589	27,763
†Cabela's	11,587	289,791
†Casual Male Retail Group	10,900	53,519
Cato Class A	7,279	178,336
†Charming Shoppes	30,943	131,817
†Children's Place Retail Stores	6,842	340,937
Christopher & Banks	8,154	52,838
†Citi Trends	3,536	78,817
†Coldwater Creek	17,900	47,256
†Collective Brands	18,383	396,705
Conn's	2,685	12,029
Destination Maternity	2,200	50,754
†DSW Class A	3,865	154,445
Express	4,000	78,160
Finish Line Class A	13,886	275,637
†Genesco	6,462	259,772
†Gordmans Stores	2,500	44,325
Group 1 Automotive	6,738	288,386
Haverty Furniture	5,420	71,869
†hhgregg	3,140	42,045
†Hibbett Sports	7,422	265,782
HOT Topic	10,467	59,662
Jos. A. Bank Clothiers	7,194	366,031
†Kirkland's	4,500	69,480
Lithia Motors	6,800	99,144
†Lumber Liquidators	6,500	162,435
Men's Wearhouse	13,908	376,350
†Midas	3,131	24,015
Monro Muffler	7,972	262,917
†New York	4,443	31,145
†OfficeMax	23,200	300,208
†Pacific Sunwear of California	19,563	70,622
†Penske Automotive Group	12,500	250,250
PEP Boys-Manny Moe & Jack	14,474	183,965
†Pier 1 Imports	28,480	289,072
Rent-A-Center	17,672	616,931
†Rex Stores	1,600	25,536
†Sally Beauty Holdings	25,139	352,197
†Select Comfort	15,600	188,136
†Shoe Carnival	2,431	68,190
Sonic Automotive Class A	11,590	162,376
Stage Stores	9,437	181,379
Stein Mart	6,002	60,680
†Systemax	2,797	37,815
†Talbots	18,810	113,612
†Ulta Salon Cosmetics & Fragrance	8,426	405,543
†Vera Bradley	3,300	139,293
†Vitamin Shoppe	4,500	152,235
†West Marine	3,500	36,505
†Wet Seal Class A	27,396	117,255
Winmark Corp	700	32,291
†Zumiez	5,198	137,383
		10,453,539
Textiles, Apparel & Luxury Goods – 2.09%
†American Apparel	7,100	6,843
Barry (R.G.)	2,300	30,107
†Carter's	15,952	456,706
Cherokee	1,520	26,235
Columbia Sportswear	3,229	191,867
†CROCS	22,600	403,184
†Culp	2,400	22,272
Deckers Outdoor	10,896	938,689
†Delta Apparel	1,700	24,293
†G-III Apparel Group	4,517	169,749
†Iconix Brand Group	19,555	420,041
†Joe's Jeans	11,800	12,508
Jones Apparel Group	22,600	310,750
†Kenneth Cole Productions Class A	1,306	16,939
†K-Swiss Class A	7,085	79,848
Lacrosse Footwear	1,300	23,829
†Liz Claiborne	24,400	131,516
Madden (Steven)	6,720	315,370
†Maidenform Brands	6,429	183,677
Movado Group	3,650	53,582
Oxford Industries	3,410	116,588
†Perry Ellis International	2,662	73,258
†Quiksilver	33,554	148,309
†RUE21	4,200	120,960
†Skechers U.S.A. Class A	9,610	197,389
†Timberland Class A	10,493	433,256
†True Religion Apparel	6,180	145,045
†Under Armour Class A	9,441	642,460
Unifi	4,633	78,761
UniFirst	3,874	205,361
Volcom	5,101	94,522
†Warnaco Group	12,286	702,636
Weyco Group	2,220	54,301
Wolverine World Wide	13,329	496,905
		7,327,756
Thrift & Mortgage Finance – 1.33%
Abington Bancorp	4,839	59,181
Astoria Financial	22,600	324,762
Bank Mutual	11,383	48,150
BankFinancial	4,048	37,201
†Beneficial Mutual Bancorp	9,384	80,890
Berkshire Hills Bancorp	3,290	68,597
†BofI Holding	1,900	29,488
Brookline Bancorp	16,489	173,629
Clifton Savings Bancorp	2,441	28,975
Danvers Bancorp	5,300	113,526
Dime Community Bancshares	8,352	123,276
Doral Financial	490	539
ESB Financial	2,100	31,017
Essa Bancorp	3,400	44,880
Federal Agricultural Mortgage Class C	2,500	47,775
First Financial Holdings	4,040	45,692
Flagstar Bancorp	11,907	17,861
Flushing Financial	9,159	136,469
Fox Chase Bancorp	1,710	23,803
†Home Bancorp	2,100	32,172
Home Federal Bancorp	3,800	44,764
Kearny Financial	4,477	44,904
†Meridian Interstate Bancorp	2,100	29,505
†MGIC Investment	53,200	472,947
NASB Financial	614	9,935
NewAlliance Bancshares	28,652	425,196
OceanFirst Financial	4,400	61,380
†Ocwen Financial	20,179	222,373
Oritani Financial	15,361	194,777
PMI Group	39,900	107,730
Provident Financial Services	16,781	248,359
Provident New York Bancorp	11,146	115,027
Radian Group	36,800	250,608
Rockville Financial	1,940	20,233
Roma Financial	1,435	15,885
Territorial Bancorp	3,100	61,752
Trustco Bank	22,675	134,463
United Financial Bancorp	3,700	61,087
ViewPoint Financial Group	4,324	56,212
†Waterstone Financial	1,430	4,390
Webster Financial	20,600	441,457
Westfield Financial	8,292	75,126
WSFS Financial	1,835	86,429
		4,652,422
Tobacco – 0.20%
†Alliance One International	20,571	82,695
†Star Scientific	28,700	130,298
†Universal	6,430	279,963
Vector Group	11,484	198,558
		691,514
Trading Companies & Distributors – 0.98%
Aceto	5,400	43,038
Aircastle	13,400	161,738
Applied Industrial Technologies	11,409	379,463
†Beacon Roofing Supply	12,448	254,811
†BlueLinx Holdings	4,100	15,170
†Core Mark Holding	2,862	94,589
†DXP Enterprises	2,200	50,776
†H&E Equipment Services	7,935	154,812
Houston Wire & Cable	3,875	56,653
†Interline Brands	8,996	183,518
Kaman Class A	7,089	249,533
Lawson Products	1,079	24,860
†RSC Holdings	14,382	206,813
†Rush Enterprises Class A	9,246	183,071
TAL International Group	4,488	162,780
Textainer Group Holdings	2,773	103,045
†United Rentals	16,700	555,775
Watsco	7,766	541,368
		3,421,813
Transportation Infrastructure – 0.03%
†CAI International	3,900	100,854
		100,854
Water Utilities – 0.21%
American States Water	4,774	171,196
Artesian Resources	1,500	29,235
†Cadiz	2,898	35,327
California Water Service Group	5,451	202,613
Connecticut Water Service	1,800	47,430
Consolidated Water	4,076	44,428
Middlesex Water	4,000	72,760
SJW	3,234	74,867
York Water	2,700	47,007
		724,863
Wireless Telecommunication Services – 0.09%
†Aviat Networks	18,660	96,472
†FiberTower	11,600	23,316
†ICO Global Communications Holdings	24,700	65,949
Motricity	2,100	31,563
USA Mobility	6,618	95,895
		313,195
Total Common Stock (Cost $279,965,001)		346,866,775

Warrant – 0.00%
#†Greenhunter Energy Warrants 144A, exercise price $27.50, expiration date 8/27/11	90	0
Total Warrant (Cost $0)		0
Short-Term Investments – 1.41%
Money Market Mutual Fund – 1.34%
Dreyfus Treasury & Agency Cash Management Fund	4,676,544	4,676,544

4,676,544
	Principal
	Amount
	(U.S. $)
∞≠U.S. Treasury Obligation – 0.07%
U.S. Treasury Bill 0.113% 4/7/11	$256,000	255,999
		255,999
Total Short-Term Investments (Cost $4,932,539)		4,932,539

Total Value of Securities – 100.43%
(Cost $284,897,540)		351,799,318
Liabilities Net of Receivables and Other Assets (See Notes) – (0.43%)		(1,497,837)
Net Assets Applicable to 18,145,266 Shares Outstanding – 100.00%		$350,301,481

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.
∞Fully or partially pledged as collateral for futures contracts.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."

REIT- Real Estate Investment Trust

1The following futures contract was outstanding at March 31, 2011:

Futures Contract

Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation/(Depreciation)
49 Russell 2000 Mini Index	$3,957,859	$4,124,330	6/17/11	$166,471

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Cap Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$294,120,711
Aggregate unrealized appreciation	$ 89,423,673
Aggregate unrealized depreciation	(31,745,066)
Net unrealized appreciation	$ 57,678,607

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $15,336,696 may be carried forward and applied against future capital gains. Such capital loss carryforward expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$346,866,775	$ -	$-	$346,866,775
Short-Term Investments	4,676,544	255,999	-	4,932,543
Total	$351,543,319	$255,999	$-	$351,799,318

Futures Contract	$ 166,471	$ -	$-	$ 166,471

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Corporate
Debt
Balance as of 12/31/10	$70
Sales	(70)
Balance as of 3/31/11	$ -

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/11	$ -

During the period ended March 31, 2011, there were no transfers between Level 2 investments and Level 3 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.  Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Columbia Value Opportunities Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.29%
Aerospace & Defense – 0.93%
†Esterline Technologies	13,600	$961,792
		961,792
Air Freight & Logistics – 1.06%
†Atlas Air Worldwide Holdings	15,700	1,094,604
		1,094,604
Airlines – 0.67%
†Alaska Air Group	11,000	697,620
		697,620
Auto Components – 2.60%
Cooper Tire & Rubber	36,000	927,000
†Dana Holdings	29,000	504,310
†Meritor	28,000	475,160
†Tower International	46,000	778,780
		2,685,250
Capital Markets – 1.99%
Apollo Investment	38,654	466,167
MCG Capital	71,000	461,500
†Medley Capital	24,025	292,625
†Stifel Financial	11,700	839,943
		2,060,235
Chemicals – 2.07%
†Georgia Gulf	30,000	1,110,000
†Rockwood Holdings	8,500	418,370
†Solutia	24,000	609,600
		2,137,970
Commercial Banks – 8.32%
Community Bank System	33,000	800,910
East West Bancorp	38,000	834,480
IBERIABANK	16,000	962,079
Independent Bank	32,000	864,320
Prosperity Bancshares	21,500	919,555
Sandy Spring Bancorp	22,000	406,120
Sterling Bancorp	91,989	920,810
Sterling Bancshares	62,000	533,820
†SVB Financial Group	11,317	644,277
†Texas Capital Bancshares	37,000	961,630
Umpqua Holdings	67,000	766,480
		8,614,481
Commercial Services & Supplies – 5.28%
†Cenveo	122,000	796,660
Deluxe	40,000	1,061,600
†Geo Group	29,000	743,560
IESI-BFC	35,624	903,781
†Navigant Consulting	33,000	329,670
†SFN Group	45,000	634,050
United Stationers	14,000	994,700
		5,464,021
Communications Equipment – 0.80%
†Ciena	32,000	830,720
		830,720
Construction & Engineering – 1.32%
†EMCOR	26,000	805,220
†Sterling Construction	33,310	562,273
		1,367,493
Consumer Finance – 0.85%
†Cardtronics	43,000	875,050
		875,050
Containers & Packaging – 2.56%
Boise	118,000	1,080,880
†Graham Packaging	40,000	697,200
Rock-Tenn Class A	12,500	866,875
		2,644,955
Diversified Consumer Services – 0.85%
Stewart Enterprises Class A	115,000	878,600
		878,600
Electric Utilities – 1.18%
UIL Holdings	27,000	824,040
Westar Energy	15,000	396,300
		1,220,340
Electrical Equipment – 0.79%
Brady Class A	23,000	820,870
		820,870
Electronic Equipment, Instruments & Components – 5.04%
Anixter International	13,000	908,570
†Elster Group ADR	59,000	958,750
Pulse Electronics	80,000	484,000
†Rofin-Sinar Technologies	22,000	869,000
†Rogers	20,500	923,730
†SatCon Technology	125,000	482,500
†TTM Technologies	32,500	590,200
		5,216,750
Energy Equipment & Services – 3.66%
†Hornbeck Offshore Services	28,000	863,800
†ION Geophysical	91,000	1,154,790
†Key Energy Services	60,000	933,000
†Oil States International	11,000	837,540
		3,789,130

Food & Staples Retailing – 1.61%
Andersons	10,500	511,560
†Pantry	36,000	533,880
Ruddick	16,000	617,440
		1,662,880
Food Products – 0.68%
†Dean Foods	70,000	700,000
		700,000
Gas Utilities – 1.88%
New Jersey Resources	22,800	979,260
South Jersey Industries	17,300	968,281
		1,947,541
Health Care Equipment & Supplies – 2.16%
†Conmed	28,200	741,096
Cooper	8,500	590,325
Invacare	29,000	902,480
		2,233,901
Health Care Providers & Services – 4.45%
†Centene	34,000	1,121,320
†HealthSpring	32,000	1,195,840
†Kindred Healthcare	50,000	1,194,000
†Wellcare Health Plans	26,000	1,090,700
		4,601,860
Hotels, Restaurants & Leisure – 2.03%
†Boyd Gaming	32,000	299,840
†Domino's Pizza	55,000	1,013,650
Texas Roadhouse	46,000	781,540
		2,095,030
Household Durables – 0.94%
†Helen of Troy	33,000	970,200
		970,200
Insurance – 4.70%
Alterra Capital Holdings	26,000	580,840
American Equity Investment Life Holding	46,000	603,520
Argo Group International Holdings	18,000	594,720
Delphi Financial Group	29,000	890,590
†National Financial Partners	55,000	811,250
Platinum Underwriters Holdings	12,500	476,125
Symetra Financial	67,000	911,200
		4,868,245

Internet Software & Services – 0.11%
†Saba Software	11,302	110,873
		110,873
IT Services – 1.28%
†Acxiom	30,410	436,384
iGate	24,214	454,496
†NeuStar Class A	16,919	432,788
		1,323,668
Machinery – 3.49%
Barnes Group	18,147	378,909
Gardner Denver	4,600	358,938
†Titan Machinery	44,000	1,111,000
Trinity Industries	26,000	953,420
†Wabash National	70,000	810,600
		3,612,867
Metals & Mining – 1.85%
†Metals USA Holdings	45,000	736,650
†RTI International Metals	15,000	467,250
Schnitzer Steel Industries Class A	11,000	715,110
		1,919,010
Oil, Gas & Consumable Fuels – 4.50%
†Bill Barrett	19,000	758,290
Knightsbridge Tankers	26,000	651,040
†Patriot Coal	46,500	1,201,095
†Stone Energy	30,500	1,017,785
†Swift Energy	24,000	1,024,320
		4,652,530
Paper & Forest Products – 0.46%
Schweitzer-Mauduit International	9,500	480,795
		480,795
Personal Products – 0.72%
Nu Skin Enterprises Class A	26,000	747,500
		747,500
Professional Services – 0.26%
†CBIZ	38,000	273,980
		273,980
Real Estate Investment Trusts – 8.16%
American Assets Trust	22,800	484,956
BioMed Realty Trust	45,000	855,900
Brandywine Realty Trust	65,000	789,100
CBL & Associates Properties	50,000	871,000
DuPont Fabros Technology	33,000	800,250
†First Industrial Realty Trust	57,000	677,730
Highwoods Properties	15,000	525,150
LaSalle Hotel Properties	35,000	945,000
Mid-America Apartment Communities	14,500	930,900
Omega Healthcare Investors	23,000	513,820
U-Store-It Trust	100,000	1,052,000
		8,445,806
Road & Rail – 0.70%
Werner Enterprises	27,500	727,925
		727,925
Semiconductors & Semiconductor Equipment – 4.87%
†Cirrus Logic	41,000	862,231
†Fairchild Semiconductor International	41,000	746,200
†IXYS	49,000	658,070
†Kulicke & Soffa Industries	51,000	476,850
Micrel	51,000	687,480
†Silicon Image	60,000	538,200
†Standard Microsystems	27,376	675,092
†Ultra Clean Holdings	38,716	400,323
		5,044,446
Software – 2.32%
†Ariba	26,000	887,640
†Epicor Software	3,652	40,428
†Lawson Software	55,000	665,500
†Mentor Graphics	55,500	811,965
		2,405,533
Specialty Retail – 3.18%
Brown Shoe	34,100	416,702
Finish Line Class A	48,000	952,800
†Genesco	19,000	763,800
†Pier 1 Imports	45,000	456,750
Sonic Automotive Class A	50,000	700,500
		3,290,552
Textiles, Apparel & Luxury Goods – 0.55%
Columbia Sportswear	9,500	564,490
		564,490
Thrift & Mortgage Finance – 2.49%
First Niagara Financial Group	25,500	346,290
†MGIC Investment	59,000	524,510
Northwest Bancshares	67,000	840,180
Oritani Financial	37,824	479,608
Radian Group	57,000	388,170
		2,578,758
Trading Companies & Distributors – 2.93%
Houston Wire & Cable	53,000	774,860
Textainer Group Holdings	32,000	1,189,120
†United Rentals	32,000	1,064,960
		3,028,940
Total Common Stock (Cost $84,014,979)		99,647,211

Short-Term Investment – 3.72%
Money Market Mutual Fund – 3.72%
Dreyfus Treasury & Agency Cash Management Fund	3,849,025	3,849,025
Total Short-Term Investment (Cost $3,849,025)		3,849,025
Total Value of Securities – 100.01%
(Cost $87,864,004)		103,496,236
Liabilities Net of Receivables and Other Assets (See Notes) – (0.01%)		(10,078)
Net Assets Applicable to 8,954,829 Shares Outstanding – 100.00%		$103,486,158

†Non income producing security.
ADR–American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Columbia Value Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss)for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$88,505,059
Aggregate unrealized appreciation	$16,418,834
Aggregate unrealized depreciation	(1,427,657)
Net unrealized appreciation	$14,991,177

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $7,867,641 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Common Stock	$99,647,211
Short-Term Investment	3,849,025
Total	$103,496,236

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Market Risk
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Growth Stock Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.32%
Aerospace & Defense – 2.01%
Boeing	44,200	$3,267,706
Precision Castparts	30,200	4,444,836
		7,712,542
Air Freight & Logistics – 3.17%
Expeditors International Washington	47,700	2,391,678
FedEx	68,700	6,426,885
United Parcel Service Class B	44,700	3,322,104
		12,140,667
Auto Components – 0.43%
Johnson Controls	39,500	1,642,015
		1,642,015
Automobiles – 0.36%
†General Motors	44,800	1,390,144
		1,390,144
Beverages – 0.20%
PepsiCo	12,120	780,649
		780,649
Biotechnology – 0.93%
†Alexion Pharmaceuticals	6,200	611,816
†Celgene	24,500	1,409,485
†Human Genome Sciences	56,100	1,539,945
		3,561,246
Capital Markets – 2.76%
Franklin Resources	44,300	5,541,044
Invesco	126,700	3,238,452
Northern Trust	35,800	1,816,850
		10,596,346
Chemicals – 3.21%
Air Products & Chemicals	18,700	1,686,366
Potash Corp. of Saskatchewan	38,900	2,292,377
Praxair	82,100	8,341,360
		12,320,103
Commercial Banks – 0.54%
U.S. Bancorp	78,900	2,085,327
		2,085,327
Communications Equipment – 5.52%
Corning	262,000	5,405,060
†Juniper Networks	130,600	5,495,648
QUALCOMM	187,200	10,264,176
		21,164,884
Computers & Peripherals – 8.42%
†Apple	79,800	27,806,310
†EMC	53,800	1,428,390
†NetApp	39,900	1,922,382
†SanDisk	24,800	1,143,032
		32,300,114
Construction & Engineering – 0.32%
Fluor	16,700	1,230,122
		1,230,122
Consumer Finance – 1.52%
American Express	104,600	4,727,920
Discover Financial Services	45,200	1,090,224
		5,818,144
Diversified Financial Services – 1.77%
†IntercontinentalExchange	24,500	3,026,730
JPMorgan Chase	81,900	3,775,590
		6,802,320
Electrical Equipment – 1.41%
Emerson Electric	44,600	2,605,978
Rockwell Automation	10,900	1,031,685
Roper Industries	20,500	1,772,430
		5,410,093
Electronic Equipment, Instruments & Components – 1.11%
†Dolby Laboratories Class A	55,800	2,745,918
†Trimble Navigation	29,500	1,490,930
		4,236,848
Energy Equipment & Services – 3.47%
†Cameron International	57,300	3,271,830
†FMC Technologies	34,200	3,231,216
Schlumberger	72,900	6,798,654
		13,301,700
Food Products – 0.46%
†Green Mountain Coffee Roasters	27,400	1,770,314
		1,770,314
Food & Staples Retailing – 0.96%
Costco Wholesale	37,600	2,756,832
Whole Foods Market	14,300	942,370
		3,699,202
Health Care Equipment & Supplies – 1.32%
Covidien	12,000	623,280
†Edwards Lifesciences	22,500	1,957,500
Stryker	40,700	2,474,560
		5,055,340
Health Care Providers & Services – 3.10%
AmerisourceBergen	22,600	894,056
†Express Scripts	117,500	6,534,175
McKesson	56,400	4,458,420
		11,886,651
Hotels, Restaurants & Leisure – 5.26%
Carnival	47,600	1,872,229
†Chipotle Mexican Grill Class A	8,100	2,206,197
†Ctrip.com International ADR	51,600	2,140,884
†Las Vegas Sands	42,400	1,790,128
Marriott International Class A	98,851	3,517,119
†MGM Resorts International	31,100	408,965
†Royal Caribbean Cruises	39,000	1,609,140
Starbucks	103,000	3,805,849
Starwood Hotels & Resorts Worldwide	48,300	2,807,196
		20,157,707
Household Products – 0.25%
Procter & Gamble	15,707	967,551
		967,551
Industrial Conglomerates – 2.03%
3M	32,500	3,038,750
Cooper Industries	28,200	1,830,180
†McDermott International	68,000	1,726,520
Textron	43,000	1,177,770
		7,773,220
Internet & Catalog Retail – 5.37%
†Amazon.com	75,000	13,509,750
†Liberty Media-Interactive Class A	146,300	2,346,652
†NetFlix	1,900	450,927
†priceline.com	8,500	4,304,740
		20,612,069
Internet Software & Services – 8.68%
†Baidu ADR	66,400	9,150,584
†eBay	118,600	3,681,344
@=†Facebook Class B	54,068	1,351,700
†Google Class A	26,300	15,417,322
@#=†Mail.Ru.Group 144A GDR	12,500	374,375
Tencent Holdings	135,400	3,298,448
		33,273,773
IT Services – 4.30%
Accenture Class A	71,850	3,949,595
MasterCard Class A	23,700	5,965,764
Visa Class A	54,200	3,990,204
Western Union	124,300	2,581,711
		16,487,274
Life Sciences Tools & Services – 0.51%
†Illumina	27,800	1,947,946
		1,947,946
Machinery – 6.02%
†Babcock & Wilcox Class A	39,700	1,325,186
Caterpillar	14,900	1,659,115
Cummins	18,100	1,984,122
Danaher	224,540	11,653,626
Deere	21,300	2,063,757
Joy Global	21,700	2,144,177
PACCAR	43,300	2,266,755
		23,096,738
Media – 1.25%
†Discovery Communications Class A	29,200	1,165,080
Disney (Walt)	84,000	3,619,560
		4,784,640
Metals & Mining – 1.89%
Agnico-Eagle Mines	16,000	1,061,600
BHP Billiton	82,787	3,989,858
Freeport-McMoRan Copper & Gold	39,800	2,210,890
		7,262,348
Oil, Gas & Consumable Fuels – 5.56%
†Alpha Natural Resources	19,100	1,133,967
Cimarex Energy	12,700	1,463,548
†Continental Resources	29,700	2,122,659
EOG Resources	34,500	4,088,595
Occidental Petroleum	40,100	4,190,049
Peabody Energy	40,300	2,899,988
Suncor Energy	94,500	4,237,380
Walter Energy	8,700	1,178,241
		21,314,427
Pharmaceuticals – 0.58%
Allergan	31,200	2,215,824
		2,215,824
Real Estate Management & Development – 0.39%
†CB Richard Ellis Group Class A	56,400	1,505,880
		1,505,880
Road & Rail – 1.00%
Union Pacific	39,100	3,844,703
		3,844,703
Semiconductors & Semiconductor Equipment – 1.98%
Broadcom Class A	79,000	3,111,020
†NXP Semiconductors	29,600	888,000
†Rovi	38,700	2,076,255
@#Samsung Electronics GDR 144A	3,589	1,524,659
		7,599,934
Software – 0.87%
†Autodesk	11,700	516,087
†Nuance Communications	7,400	144,744
†Red Hat	24,200	1,098,438
†salesforce.com	11,700	1,562,886
		3,322,155
Specialty Retail – 1.79%
†AutoZone	5,000	1,367,800
†CarMax	78,700	2,526,270
†O'Reilly Automotive	27,100	1,557,166
Ross Stores	19,900	1,415,288
		6,866,524
Textiles, Apparel & Luxury Goods – 2.27%
Coach	83,400	4,340,136
†Fossil	10,103	946,146
NIKE Class B	45,100	3,414,070
		8,700,352
Trading Companies & Distributors – 1.59%
Fastenal	62,000	4,019,460
Grainger (W.W.)	15,200	2,092,736
		6,112,196
Wireless Telecommunication Services – 3.74%
†American Tower Class A	131,000	6,788,420
†Crown Castle International	177,800	7,565,390
		14,353,810
Total Common Stock (Cost $282,679,942)		377,103,842

Preferred Stock – 0.23%
@=†Zynga Series C	31,556	885,406
Total Preferred Stock (Cost $885,405)		885,406

Short-Term Investment – 0.85%
Money Market Mutual Fund – 0.85%
Dreyfus Treasury & Agency Cash Management Fund	3,246,565	3,246,565
Total Short-Term Investment (Cost $3,246,565)		3,246,565

Total Value of Securities – 99.40%
(Cost $286,811,912)		381,235,813
Receivables and Other Assets Net of Liabilities (See Notes) – 0.60%		2,304,821
Net Assets Applicable to 20,579,381 Shares Outstanding – 100.00%		$383,540,634

†Non income producing security.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $4,136,140, which represented 1.08% of the Fund's net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $2,611,481, which represented 0.68% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $1,899,034, which represented 0.50% of the Fund’s net assets. See Note 4 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP T. Rowe Price Growth Stock Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$290,245,414
Aggregate unrealized appreciation	$95,404,133
Aggregate unrealized depreciation	(4,413,734)
Net unrealized appreciation	$90,990,399

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $62,919,953 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $2,424,292 expires in 2011, $19,123,114 expires in 2016 and $41,372,547 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$373,853,109	$1,524,658	$1,726,075	$377,103,842
Preferred Stock	-	-	885,406	885,406
Short-Term Investment	3,246,565	-	-	3,246,565
Total	$377,099,674	$1,524,658	$2,611,481	$381,235,813

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Preferred Stock	Total
Balance as of 12/31/10	$86,400	$-	$86,400
Purchases	1,745,909	885,405	2,631,314
Net change in unrealized
appreciation/deprecation	(106,234)	1	(106,233)
Balance as of 3/31/11	$1,726,075	$885,406	$2,611,481

Net change in unrealized
appreciation/depreciation
from investments
still held as of 3/31/11	$(106,234)	$1	$(106,233)

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2011.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP MFS Value Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.93%
Aerospace & Defense – 8.81%
Honeywell International	195,350	$11,664,349
Lockheed Martin	339,970	27,333,587
Northrop Grumman	136,180	8,539,848
United Technologies	203,080	17,190,721
		64,728,505
Auto Components – 0.61%
Johnson Controls	107,450	4,466,697
		4,466,697
Automobiles – 0.15%
†General Motors	36,430	1,130,423
		1,130,423
Beverages – 2.30%
Diageo	502,518	9,552,156
PepsiCo	113,830	7,331,790
		16,883,946
Capital Markets – 6.80%
Bank of New York Mellon	639,890	19,113,514
BlackRock	11,602	2,332,118
Goldman Sachs Group	138,210	21,902,139
State Street	148,130	6,656,962
		50,004,733
Chemicals – 2.33%
Air Products & Chemicals	83,090	7,493,056
PPG Industries	100,860	9,602,881
		17,095,937
Commercial Banks – 3.09%
PNC Financial Services Group	97,120	6,117,589
SunTrust Banks	47,930	1,382,301
Wells Fargo	479,840	15,210,928
		22,710,818
Communications Equipment – 0.69%
Cisco Systems	297,190	5,096,809
		5,096,809
Computers & Peripherals – 2.78%
Hewlett-Packard	107,360	4,398,539
International Business Machines	98,170	16,008,582
		20,407,121
Construction & Engineering – 0.21%
Fluor	20,500	1,510,030
		1,510,030
Diversified Financial Services – 4.55%
Bank of America	896,230	11,946,746
JPMorgan Chase	466,360	21,499,196
		33,445,942
Diversified Telecommunication Services – 2.87%
AT&T	689,730	21,105,738
		21,105,738
Electric Utilities – 0.30%
PPL	87,260	2,207,678
		2,207,678
Energy Equipment & Services – 0.75%
†Transocean	70,460	5,492,357
		5,492,357
Food & Staples Retailing – 0.76%
CVS Caremark	123,747	4,246,997
Walgreen	34,170	1,371,584
		5,618,581
Food Products – 3.72%
General Mills	282,880	10,339,264
Kellogg	95,100	5,133,498
Nestle	150,892	8,649,389
Smucker (J.M.)	44,727	3,193,061
		27,315,212
Health Care Equipment & Supplies – 3.31%
Becton, Dickinson	85,850	6,835,377
Medtronic	254,540	10,016,149
St. Jude Medical	145,190	7,442,439
		24,293,965
Health Care Providers & Services – 0.55%
Quest Diagnostics	69,810	4,029,433
		4,029,433
Hotels, Restaurants & Leisure – 0.50%
McDonald's	48,650	3,701,779
		3,701,779
Household Durables – 1.08%
†Pulte Group	244,790	1,811,446
Stanley Black & Decker	79,922	6,122,025
		7,933,471
Household Products – 0.56%
Procter & Gamble	67,375	4,150,300
		4,150,300
Industrial Conglomerates – 1.28%
3M	100,240	9,372,440
		9,372,440
Insurance – 7.67%
ACE	72,750	4,706,925
Allstate	34,200	1,086,876
Aon	148,920	7,886,803
Chubb	82,540	5,060,527
MetLife	402,610	18,008,746
Prudential Financial	174,750	10,761,105
Travelers	148,880	8,855,382
		56,366,364
IT Services – 3.95%
Accenture Class A	329,070	18,088,978
MasterCard Class A	25,200	6,343,344
Western Union	221,230	4,594,947
		29,027,269
Leisure Equipment & Products – 0.56%
Hasbro	87,550	4,100,842
		4,100,842
Life Sciences Tools & Services – 0.46%
†Thermo Fisher Scientific	60,560	3,364,108
		3,364,108
Machinery – 2.00%
Danaher	145,130	7,532,247
Eaton	112,520	6,238,109
†Huntington Ingalls Industries	22,697	941,912
		14,712,268
Media – 2.86%
Disney (Walt)	233,980	10,082,198
Omnicom Group	137,660	6,753,600
Viacom Class B	89,610	4,168,657
		21,004,455
Multiline Retail – 1.51%
Kohl's	50,890	2,699,206
Target	167,520	8,377,675
		11,076,881
Multi-Utilities – 2.02%
Dominion Resources	76,988	3,441,364
PG&E	167,940	7,419,588
Public Service Enterprise Group	126,750	3,993,893
		14,854,845
Oil, Gas & Consumable Fuels – 8.79%
Apache	89,250	11,684,610
Chevron	181,630	19,512,511
EOG Resources	54,570	6,467,091
Exxon Mobil	145,920	12,276,250
Hess	98,010	8,351,432
Occidental Petroleum	60,270	6,297,612
		64,589,506
Personal Products – 0.21%
Avon Products	57,630	1,558,315
		1,558,315
Pharmaceuticals – 7.80%
Abbott Laboratories	274,690	13,473,545
GlaxoSmithKline	144,893	2,764,670
Johnson & Johnson	300,590	17,809,957
Merck	66,260	2,187,243
Pfizer	881,345	17,900,116
Roche Holding	22,526	3,217,650
		57,353,181
Professional Services – 0.57%
Dun & Bradstreet	51,880	4,162,851
		4,162,851
Road & Rail – 0.54%
Canadian National Railway	52,300	3,936,621
		3,936,621
Semiconductors & Semiconductor Equipment – 1.27%
Intel	463,400	9,346,778
		9,346,778
Software – 2.05%
Oracle	450,910	15,046,867
		15,046,867
Specialty Retail – 1.71%
Advance Auto Parts	49,440	3,244,253
Sherwin-Williams	79,200	6,652,008
Staples	137,720	2,674,522
		12,570,783
Tobacco – 4.62%
Altria Group	179,710	4,677,851
Philip Morris International	385,110	25,274,769
Reynolds American	112,390	3,993,217
		33,945,837
Wireless Telecommunciation Services – 1.34%
Vodafone Group	3,472,268	9,830,812
		9,830,812
Total Common Stock (Cost $591,362,334)		719,550,498

Convertible Preferred Stock – 0.30%
Electric Utilities – 0.13%
PPL 9.50% excercise price $28.80 expiration date 7/1/13	18,140	959,606
		959,606
Oil, Gas & Consumable Fuels – 0.17%
Apache 6.00% excercise price $109.12 expiration date 8/1/13	17,320	1,227,295
		1,227,295
Total Convertible Preferred Stock (Cost $1,792,150)		2,186,901
	Principal
	Amount
	(U.S. $)
Short-Term Investments– 1.65%
≠Discounted Commercial Paper – 1.65%
Barclays US Funding 0.10% 4/1/11	$12,124,000	12,124,000
		12,124,000
	Number of

	Shares
Money Market Mutual Fund – 0.00%
Dreyfus Treasury & Agency Cash Management Fund	229	229
		229
Total Short-Term Investments (Cost $12,124,229)	1	2,124,229
Total Value of Securities – 99.88%
(Cost $605,278,713)		733,861,628
Receivables and Other Assets Net of Liabilities (See Notes) – 0.12%		924,423
Net Assets Applicable to 30,407,648 Shares Outstanding – 100.00%		$734,786,051

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP MFS Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$635,790,809
Aggregate unrealized appreciation	$136,342,893
Aggregate unrealized depreciation	(38,272,074)
Net unrealized appreciation	$ 98,070,819

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $55,696,694 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $14,068,676 expires in 2016 and $41,628,018 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$719,550,498	$ -	$719,550,498
Convertible Preferred Stock	-	2,186,901	2,186,901
Short-Term Investments	229	12,124,000	12,124,000
Total	$719,550,727	$14,310,901	$733,861,628

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Templeton Growth Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.46%∆
Austria – 0.75%
Telekom Austria	141,260	$2,065,999
		2,065,999
Bermuda – 0.69%
PartnerRe	24,230	1,919,985
		1,919,985
Brazil – 2.46%
Embraer ADR 0.00%	$20,720	698,264
Petroleo Brasileiro ADR	88,370	3,140,670
Vale ADR	100,900	2,978,568
		6,817,502
Canada – 0.57%
Talisman Energy	64,100	1,584,650
		1,584,650
France – 7.48%
Alstom	21,760	1,286,727
AXA	129,726	2,710,834
France Telecom ADR	157,260	3,539,923
GDF Suez	31,937	1,301,257
Ipsen	4,560	163,596
Michelin Class B	29,760	2,513,682
Sanofi-Aventis	52,566	3,685,716
Total	54,190	3,298,861
Vivendi	78,412	2,239,178
		20,739,774
Germany – 8.07%
Bayerische Motoren Werke	16,730	1,395,556
Deutsche Post	100,420	1,814,519
E.On	67,350	2,067,413
Infineon Technologies ADR	312,608	3,222,988
Merck	17,120	1,546,975
Muenchener Rueckversicherungs	18,450	2,912,814
Rhoen Klinikum	66,576	1,440,747
SAP ADR	60,210	3,694,486
Siemens ADR	31,190	4,283,634
		22,379,132
Hong Kong – 2.73%■
†AIA Group	1,076,000	3,312,834
Cheung Kong Holdings	84,000	1,369,242
China Telecom	4,706,000	2,873,607
		7,555,683
Ireland – 1.59%
Accenture Class A	26,670	1,466,050
Covidien	25,097	1,303,538
CRH	70,979	1,627,570
		4,397,158
Italy – 0.41%
ENI	46,305	1,137,254
		1,137,254
Japan – 4.48%
ITOCHU	275,800	2,888,149
Konica Minolta Holdings	98,000	821,232
Nintendo	7,700	2,080,180
Nissan Motor	76,500	678,774
NKSJ Holdings	183,000	1,194,698
Toyota Motor ADR	30,530	2,450,033
Trend Micro	86,500	2,303,547
		12,416,613
Netherlands – 5.29%
Akzo Nobel	44,080	3,028,554
†ING Groep CVA	265,582	3,361,474
†Koninklijke Philips Electronics	66,680	2,131,423
†Randstad Holding	28,272	1,574,636
Reed Elsevier	119,103	1,532,638
SBM Offshore	104,584	3,035,473
		14,664,198
Norway – 2.51%
Statoil	119,640	3,316,423
Telenor	221,040	3,637,169
		6,953,592
Republic of Korea – 2.34%
†KB Financial Group	42,443	2,225,693
Samsung Electronics	5,017	4,264,336
		6,490,029
Russia – 0.91%
Gazprom ADR	77,840	2,519,681
		2,519,681
Singapore – 2.78%
DBS Group Holdings	368,005	4,274,002
Singapore Telecommunications	1,439,000	3,447,527
		7,721,529
Spain – 1.58%
Telefonica	175,193	4,385,928
		4,385,928
Switzerland – 6.30%
ACE	56,220	3,637,435
Adecco	19,750	1,298,748
†Basilea Pharmaceutica	2,160	155,680
Lonza Group	16,450	1,379,937
Nestle	22,040	1,263,371
Novartis	30,990	1,680,916
Roche Holding	23,550	3,363,919
Swiss Reinsurance	47,980	2,745,072
Tyco International	43,327	1,939,750
		17,464,828
Taiwan – 0.99%
Taiwan Semiconductor Manufacturing ADR	225,055	2,741,170
		2,741,170
Turkey – 0.35%
Turkcell Iletisim Hizmet ADR	65,510	984,615
		984,615
United Kingdom – 13.04%
Aviva	430,380	2,987,932
BAE Systems	338,960	1,766,565
BP ADR	60,780	2,682,829
G4S	704,930	2,888,008
GlaxoSmithKline	147,860	2,821,283
HSBC Holdings	118,000	1,240,085
Kingfisher	337,728	1,332,162
Marks & Spencer Group	336,710	1,818,572
Pearson	82,220	1,452,099
Rexam	495,190	2,886,611
Royal Dutch Shell Class B	76,860	2,786,379
Tesco	386,590	2,362,692
Unilever	86,844	2,646,823
Vodafone Group ADR	172,890	4,970,588
Wolseley	45,095	1,518,351
		36,160,979
United States – 31.14%
†Amgen	66,560	3,557,632
AON	42,440	2,247,622
Baker Hughes	26,430	1,940,755
Bank of America	39,470	526,135
Bank of New York Mellon	91,780	2,741,469
†Biogen Idec	10,650	781,604
†Brocade Communications Systems	109,190	671,519
Chesapeake Energy	49,860	1,671,307
Chevron	28,310	3,041,343
Cisco Systems	148,280	2,543,002
Comcast Special Class A	186,735	4,335,987
CVS Caremark	103,570	3,554,522
FedEx	12,010	1,123,536
General Electric	128,540	2,577,227
Home Depot	48,910	1,812,605
†Isis Pharmaceuticals	42,650	385,556
JPMorgan Chase	58,170	2,681,637
Merck	89,010	2,938,220
Microsoft	170,590	4,326,162
News Class A	188,540	3,310,762
†Onyx Pharmaceuticals	17,920	630,426
Oracle	66,800	2,229,116
Pfizer	201,130	4,084,950
PG&E	69,290	3,061,232
Progressive	117,550	2,483,832
Quest Diagnostics	52,750	3,044,730
†Regeneron Pharmaceuticals	21,770	978,344
SAIC	122,170	2,067,116
†Sprint Nextel	322,830	1,497,931
†Symantec	117,560	2,179,562
Target	35,750	1,787,858
Time Warner	41,593	1,484,870
Time Warner Cable	58,339	4,161,904
United Parcel Service Class B	35,370	2,628,698
Viacom Class B	63,020	2,931,690
†Watson Pharmaceuticals	76,890	4,306,609
		86,327,470
Total Common Stock (Cost $230,285,007)		267,427,769

Short-Term Investment – 3.28%
Money Market Mutual Fund – 3.28%
Dreyfus Treasury & Agency Cash Management Fund	9,103,001	9,103,001
Total Short-Term Investment (Cost $9,103,001)		9,103,001
Total Value of Securities – 99.74%
(Cost $239,388,008)		276,530,770
Receivables and Other Assets Net of Liabilities (See Notes) – 0.26%		712,039
Net Assets Applicable to 10,264,957 Shares Outstanding – 100.00%		$277,242,809

∆Securities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Templeton Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 239,947,970
Aggregate unrealized appreciation	$ 54,491,610
Aggregate unrealized depreciation	(17,908,810)
Net unrealized appreciation	$ 36,582,800

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $18,971,604 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Common Stock	$267,427,769
Short-Term Investment	9,103,001
Total	$276,530,770

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S.GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counter party credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2011.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Wilshire 2010 Profile Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–97.18%
Equity Funds–37.30%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	1,015,351	$9,474,237
LVIP SSgA Small-Cap Index Fund	189,226	3,653,572
		13,127,809
Fixed Income Funds–42.04%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	449,406	4,643,713
LVIP Delaware Bond Fund	152,105	2,102,397
LVIP SSgA Bond Index Fund	731,563	8,049,387
		14,795,497
International Equity Funds–14.85%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	227,827	1,739,234
LVIP SSgA Emerging Markets 100 Fund	36,047	526,689
LVIP SSgA International Index Fund	361,363	2,962,095
		5,228,018
International Fixed Income Fund–2.99%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	89,597	1,053,395
		1,053,395
Total Affiliated Investment Companies (Cost $26,209,005)		34,204,719
Unaffiliated Investment Companies–2.95%
Commodity Fund–1.04%
**PIMCO CommodityRealReturn Strategy Portfolio	37,722	365,526
		365,526
International Equity Fund–1.91%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	29,593	672,052
		672,052
Total Unaffiliated Investment Companies (Cost $578,938)		1,037,578
Total Value of Securities–100.13%
(Cost $26,787,943)		35,242,297
Liabilities Net of Receivables and Other Assets (See Notes)–(0.13%)		(44,237)
Net Assets Applicable to 3,224,794 Shares Outstanding–100.00%		$35,198,060

*Standard Class shares.
**Institutional Class shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2010 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 27,259,416
Aggregate unrealized appreciation	$ 8,454,354
Aggregate unrealized depreciation	(471,473)
Net unrealized appreciation	$ 7,982,881

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $4,220,773 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$35,242,297

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated will no longer serve as the Fund's sub-advisor and the Fund also changed its name from the LVIP Wilshire 2010 Profile Fund to LVIP Protected Profile 2010 Fund.

Schedule of Investments (Unaudited)

LVIP Wilshire 2020 Profile Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–97.38%
Equity Funds–39.29%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	60,836	$2,046,111
LVIP Columbia Value Opportunities Fund	172,970	1,999,878
LVIP Delaware Special Opportunities Fund	70,647	3,007,032
LVIP SSgA S&P 500 Index Fund	2,919,706	27,243,782
LVIP SSgA Small-Cap Index Fund	209,799	4,050,801
		38,347,604
Fixed Income Funds–37.99%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	958,386	9,903,003
LVIP Delaware Bond Fund	210,888	2,914,889
LVIP SSgA Bond Index Fund	2,204,972	24,261,306
		37,079,198
International Equity Funds–17.11%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	505,357	3,857,894
LVIP SSgA Emerging Markets 100 Fund	124,632	1,820,998
LVIP SSgA International Index Fund	1,344,907	11,024,201
		16,703,093
International Fixed Income Fund–2.99%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	248,475	2,921,320
		2,921,320
Total Affiliated Investment Companies (Cost $75,327,564)		95,051,215
Unaffiliated Investment Companies–2.64%
Commodity Fund–1.04%
**PIMCO CommodityRealReturn Strategy Portfolio	104,589	1,013,472
		1,013,472
International Equity Fund–1.60%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	68,650	1,559,046
		1,559,046
Total Unaffiliated Investment Companies (Cost $1,512,805)		2,572,518

Total Value of Securities–100.02%
(Cost $76,840,369)		97,623,733
Liabilities Net of Receivables and Other Assets (See Notes)–(0.02%)		(18,339)
Net Assets Applicable to 9,215,403 Shares Outstanding–100.00%		$97,605,394

*Standard Class shares.
**Institutional Class shares.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2020 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$78,007,595
Aggregate unrealized appreciation	$20,783,365
Aggregate unrealized depreciation	(1,167,227)
Net unrealized appreciation	$19,616,138

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $9,349,276 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$97,623,733

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated will no longer serve as the Fund's sub-advisor and the Fund also changed its name from the LVIP Wilshire 2020 Profile Fund to LVIP Protected Profile 2020 Fund.

Schedule of Investments (Unaudited)

LVIP Wilshire 2030 Profile Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–96.36%
Equity Funds–44.20%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	51,392	$1,728,472
LVIP Columbia Value Opportunities Fund	219,046	2,532,606
LVIP Delaware Special Opportunities Fund	59,668	2,539,692
LVIP SSgA S&P 500 Index Fund	2,993,444	27,931,829
LVIP T. Rowe Price Structured Mid-Cap Growth Fund		107,232
1,669,604
		36,402,203
Fixed Income Funds–29.00%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	566,530	5,853,953
LVIP SSgA Bond Index Fund	1,638,367	18,026,951
		23,880,904
International Equity Funds–20.17%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	319,977	2,442,704
LVIP SSgA Emerging Markets 100 Fund	147,333	2,152,681
LVIP SSgA International Index Fund	1,267,349	10,388,458
LVIP Templeton Growth Fund	60,413	1,631,880
		16,615,723
International Fixed Income Fund–2.99%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	209,787	2,466,465
		2,466,465
Total Affiliated Investment Companies (Cost $61,946,804)		79,365,295
Unaffiliated Investment Companies–3.57%
Commodity Fund–1.04%
**PIMCO CommodityRealReturn Strategy Portfolio	88,327	855,886
		855,886
International Equity Fund–2.53%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	91,585	2,079,891
		2,079,891
Total Unaffiliated Investment Companies (Cost $1,792,082)		2,935,777

Total Value of Securities–99.93%
(Cost $63,738,886)		82,301,072
Receivables and Other Assets Net of Liabilities (See Notes)–0.07%		59,234
Net Assets Applicable to 7,794,884 Shares Outstanding–100.00%		$82,360,306

*Standard Class shares.
**Institutional Class shares.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2030 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$64,691,795
Aggregate unrealized appreciation	$18,562,186
Aggregate unrealized depreciation	(952,910)
Net unrealized appreciation	$17,609,276

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $7,031,175 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$82,301,072

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated will no longer serve as the Fund's sub-advisor and the Fund also changed its name from the LVIP Wilshire 2030 Profile Fund to LVIP Protected Profile 2030 Fund.

Schedule of Investments (Unaudited)

LVIP Wilshire 2040 Profile Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–96.72%
Equity Funds–53.36%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	37,841	$1,272,716
LVIP Columbia Value Opportunities Fund	161,898	1,871,870
LVIP Delaware Special Opportunities Fund	73,247	3,117,688
LVIP SSgA S&P 500 Index Fund	2,593,255	24,197,663
LVIP T. Rowe Price Structured Mid-Cap Growth Fund		118,436
1,844,049
		32,303,986
Fixed Income Fund–14.96%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	823,122	9,056,808
		9,056,808
International Equity Funds–26.40%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	157,209	1,200,130
LVIP MFS International Growth Fund	142,353	1,798,634
LVIP Mondrian International Value Fund	110,182	1,773,275
LVIP SSgA Emerging Markets 100 Fund	127,154	1,857,845
LVIP SSgA International Index Fund	921,054	7,549,879
LVIP Templeton Growth Fund	66,771	1,803,627
		15,983,390
International Fixed Income Fund–2.00%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	103,083	1,211,949
		1,211,949
Total Affiliated Investment Companies (Cost $44,311,831)		58,556,133
Unaffiliated Investment Companies–3.31%
Commodity Fund–1.04%
**PIMCO CommodityRealReturn Strategy Portfolio	65,139	631,201
		631,201
International Equity Fund–2.27%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	60,575	1,375,652
		1,375,652
Total Unaffiliated Investment Companies (Cost $1,203,445)		2,006,853
Total Value of Securities–100.03%
(Cost $45,515,276)		60,562,986
Liabilities Net of Receivables and Other Assets (See Notes)–(0.03%)		(18,910)
Net Assets Applicable to 5,964,994 Shares Outstanding–100.00%		$60,544,076

*Standard Class shares.
**Institutional Class shares.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2040 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$46,892,760
Aggregate unrealized appreciation	$15,047,710
Aggregate unrealized depreciation	(1,377,484)
Net unrealized appreciation	$13,670,226

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $4,440,295 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$60,562,986

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated will no longer serve as the Fund's sub-advisor and the Fund also changed its name from the LVIP Wilshire 2040 Profile Fund to LVIP Protected Profile 2040 Fund.

Schedule of Investments (Unaudited)

LVIP Baron Growth Opportunities Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock–95.50%
Capital Markets–2.07%
Cohen & Steers	98,700	$2,929,416
Eaton Vance	101,500	3,272,360
†Financial Engines	64,500	1,777,620
Jefferies Group	65,000	1,621,100
		9,600,496
Chemicals–0.28%
†Intrepid Potash	37,145	1,293,389
		1,293,389
Commercial Services & Supplies–3.65%
†Booz Allen Hamilton Holding	10,891	196,147
†Copart	139,000	6,022,870
†Green Dot Class A	35,000	1,501,850
Ritchie Brothers Auctioneers	178,500	5,024,775
†Tetra Tech	170,000	4,197,300
		16,942,942
Construction & Engineering–0.84%
†AECOM Technology	140,000	3,882,200
		3,882,200
Distributors–1.51%
†LKQ	290,000	6,989,000
		6,989,000
Diversified Consumer Services–3.56%
†DeVry	210,000	11,564,700
†Strayer Education	38,000	4,958,620
		16,523,320
Diversified Financial Services–2.74%
MSCI Class A	301,473	11,100,236
NetSpend Holdings	152,500	1,604,300
		12,704,536
Electric Utilities–1.31%
ITC Holdings	86,920	6,075,708
		6,075,708
Electrical Equipment–2.02%
†Generac Holdings	241,539	4,900,826
†Polypore International	78,000	4,491,240
		9,392,066
Energy Equipment & Services–7.08%
Carbo Ceramics	52,639	7,428,416
Core Laboratories	100,000	10,217,000
Helmerich & Payne	110,000	7,555,900
SEACOR Holdings	50,800	4,696,968
Targa Resources	82,212	2,979,363
		32,877,647
Food & Staples Retailing–0.67%
†United Natural Foods	69,096	3,096,883
		3,096,883
Food Products–4.39%
Diamond Foods	102,500	5,719,500
†Dole Food	310,000	4,225,300
†Ralcorp Holdings	77,300	5,289,639
†TreeHouse Foods	90,000	5,118,300
		20,352,739
Gas Utilities–1.29%
Southern Union	210,000	6,010,200
		6,010,200
Health Care Equipment & Supplies–5.99%
†Edwards Lifesciences	182,000	15,834,000
†Gen-Probe	75,000	4,976,250
†IDEXX Laboratories	78,500	6,061,770
†Neogen	22,400	926,912
		27,798,932
Health Care Providers & Services–4.85%
†AMERIGROUP	188,000	12,079,000
†Community Health Systems	212,500	8,497,875
†VCA Antech	77,500	1,951,450
		22,528,325
Health CareTechnology–0.23%
†Allscripts Healthcare Solutions	50,000	1,049,500
		1,049,500
Hotels, Restaurants & Leisure–9.60%
Choice Hotels International	267,000	10,372,950
†Panera Bread Class A	59,000	7,493,000
†Peet's Coffee & Tea	122,600	5,895,834
†Penn National Gaming	163,000	6,040,780
†Vail Resorts	240,000	11,702,399
Wynn Resorts	23,950	3,047,638
		44,552,601
Household Products–0.73%
Church & Dwight	42,600	3,379,884
		3,379,884
Insurance–2.45%
†Arch Capital Group	80,000	7,935,200
Primerica	135,000	3,443,850
		11,379,050
Internet & Catalog Retail–1.06%
†Blue Nile	91,000	4,913,090
		4,913,090
Internet Software & Services–2.24%
†Equinix	61,550	5,607,205
†WebMD Health Class A	90,000	4,807,800
		10,415,005
IT Services–2.20%
†Gartner	184,435	7,685,406
MAXIMUS	31,122	2,526,173
		10,211,579
Life Sciences Tools & Services–3.26%
†Mettler-Toledo International	65,000	11,180,000
Techne	55,000	3,938,000
		15,118,000
Machinery–1.46%
†Middleby	47,382	4,416,950
Valmont Industries	22,500	2,348,325
		6,765,275
Media–1.96%
Morningstar	120,000	7,005,600
†New York Times Class A	222,000	2,102,340
		9,107,940
Metals & Mining–2.33%
†Molycorp	179,993	10,803,180
		10,803,180
Oil, Gas & Consumable Fuels–4.79%
†Brigham Exploration	100,000	3,718,000
†Concho Resources	46,438	4,982,797
†Denbury Resources	135,500	3,306,200
†GeoResources	85,000	2,657,950
†Oasis Petroleum	12,360	390,823
SM Energy	97,000	7,196,431
		22,252,201
Professional Services–1.27%
†CoStar Group	81,500	5,108,420
†IHS Class A	9,000	798,750
		5,907,170
Real Estate Investment Trusts–3.76%
Alexander's	12,000	4,883,400
Alexandria Real Estate Equities	35,000	2,728,950
American Assets Trust	100,000	2,127,000
American Campus Communities	38,000	1,254,000
Douglas Emmett	280,000	5,250,000
Lasalle Hotel Properties	44,500	1,201,500
		17,444,850
Road & Rail–3.10%
†Genesee & Wyoming Class A	200,000	11,640,000
Landstar System	60,000	2,740,800
		14,380,800
Software–5.51%
†ANSYS	130,000	7,044,699
†Blackboard	12,116	439,084
†Concur Technologies	68,000	3,770,600
FactSet Research Systems	52,400	5,487,852
Pegasystems	113,000	4,287,220
†RealPage	36,300	1,006,599
†SS&C Technologies Holdings	165,000	3,369,300
†Synchronoss Technolgies	5,470	190,083
		25,595,437
Specialty Retail–2.94%
†CarMax	15,000	481,500
†Dick's Sporting Goods	244,600	9,779,108
†Lumber Liquidators Holdings	91,636	2,289,984
†Penske Auto Group	55,000	1,101,100
		13,651,692
Textiles, Apparel & Luxury Goods–3.55%
Polo Ralph Lauren	70,000	8,655,500
†Under Armour Class A	115,000	7,825,750
		16,481,250
Trading Company & Distributors–0.81%
MSC Industrial Direct Class A	55,000	3,765,850
		3,765,850
Total Common Stock (Cost $239,284,835)		443,242,737
Short-Term Investment–3.64%
Money Market Mutual Fund–3.64%
Dreyfus Treasury & Agency Cash Management Fund	16,890,152	16,890,152
Total Short-Term Investment (Cost $16,890,152)		16,890,152
Total Value of Securities–99.14%
(Cost $256,174,987)		460,132,889
Receivables and Other Assets Net of Liabilities (See Notes)–0.86%		4,014,139
Net Assets Applicable to 13,913,909 Shares Outstanding–100.00%		$464,147,028

†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Baron Growth Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 –December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$256,219,936
Aggregate unrealized appreciation	$205,372,690
Aggregate unrealized depreciation	(1,459,737)
Net unrealized appreciation	$ 203,912,953

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $21,672,505 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Common Stock	$443,242,737
Short-Term Investment	16,890,152
Total	$460,132,889

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA International Index Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.19%∆
Australia – 8.64%
AGL Energy	18,113	$268,295
Alumina	95,703	243,693
Amcor	48,543	354,743
AMP	74,912	421,050
Asciano Group	115,938	208,813
ASX	5,998	213,698
Australia & New Zealand Banking Group	97,088	2,392,805
=AXA Asia Pacific Holdings	39,739	264,079
Bendigo & Adelaide Bank	11,777	116,174
BHP Billiton	128,642	6,199,804
Billabong International	6,493	50,743
BlueScope Steel	63,930	130,694
Boral	24,129	124,880
Brambles	54,425	398,854
Caltex Australia	5,751	92,865
CFS Retail Property Trust	81,933	156,048
Coca-Cola Amatil	24,585	298,759
Cochlear	2,334	200,497
Commonwealth Bank of Australia	58,515	3,173,808
Computershare	15,025	144,015
Crown	14,682	123,858
CSL	20,529	759,247
CSR	23,439	79,578
Dexus Property Group	168,177	147,968
Farifax Media	64,550	86,192
Fortescue Metals Group	48,253	320,158
Foster's Group	70,102	415,058
Goodman Fielder	45,919	58,463
Goodman Group	246,439	174,736
GPT Group	58,784	191,061
=†GPT Group-In Specie	160,069	0
Harvey Norman Holdings	18,207	56,538
Incitec Pivot	69,161	309,978
Insurance Australia Group	77,451	287,809
Leighton Holdings	4,805	146,673
Lend Lease Group	22,365	209,971
MacArthur Coal	4,796	57,586
Macquarie Group	13,207	500,343
MAP Group	11,847	37,279
Metcash	24,272	104,516
Mirvac Group	132,702	171,013
National Australia Bank	81,133	2,170,903
Newcrest Mining	30,097	1,240,529
OneSteel	46,772	118,129
Orica	13,947	380,692
Origin Energy	42,567	714,671
OZ Minerals	108,558	179,228
†Paladin Energy	23,613	88,235
Qantas Airways	34,774	78,468
QBE Insurance Group	42,268	773,091
†QR National	77,125	267,437
Ramsay Health Care	3,988	78,803
Rio Tinto	16,953	1,487,197
Santos	31,907	513,569
Sims Metal Management	5,997	108,693
Sonic Healthcare	15,710	194,812
SP AusNet	64,144	58,428
Stockland	88,099	338,320
Suncorp Group	46,292	406,335
TABCORP Holdings	28,431	220,423
Tatts Group	47,771	115,708
Telstra	161,667	471,903
Toll Holdings	31,458	193,094
Transurban Group	53,498	297,368
Wesfarmers	38,404	1,263,318
Wesfarmers PPS	5,159	171,897
Westfield Group	86,407	835,369
Westfield Retail Trust	111,731	303,010
Westpac Banking	113,990	2,870,721
Woodside Petroleum	23,423	1,134,673
Woolworths	45,464	1,264,967
WorleyParsons	7,933	254,391
		38,286,724
Austria – 0.32%
Erste Group Bank	7,364	371,583
=†IMMOEAST	13,053	0
†IMMOFINANZ	31,758	143,394
OMV	5,203	235,147
Raiffeisen International Bank	2,120	117,655
Telekom Austria	11,419	167,009
Verbund	2,745	121,958
Vienna Insurance Group	1,593	90,981
Voestalpine	4,059	190,577
		1,438,304
Belgium – 0.93%
Ageas	95,703	271,939
Anheuser-Busch InBev	27,874	1,587,823
*†Anhueser-Busch InBev VVPR Strip	1,896	13
Bekaert	1,247	142,246
Belgacom	5,361	207,681
Cie Nationale a Portefeuille	1,545	106,359
Colruyt	2,930	154,303
Delhaize Group	3,958	322,253
Dexia	15,705	61,163
Groupe Bruxelles Lambert	3,170	296,012
KBC Groep	6,427	241,690
Mobistar	813	56,365
Solvay Class A	2,576	305,163
UCB	3,779	143,503
Umicore	4,167	206,662
		4,103,175
Bermuda – 0.09%
Seadrill	11,428	413,287
		413,287
□China – 0.09%
†Foxconn International Holdings	56,000	33,619
†Sands China	88,668	197,878
Wynn Macau	59,553	166,129
		397,626
Denmark – 1.07%
A.P. Moller-Maersk Class A	20	183,798
A.P. Moller-Maersk Class B	48	451,516
Carlsberg Class B	3,900	419,933
Coloplast Class B	893	129,337
Danske Bank	16,600	367,578
†Danske Bank-New	5,533	123,578
DSV	7,300	180,238
Novo Nordisk Class B	16,000	2,010,187
Novozymes Class B	1,900	290,894
Pandora	2,200	112,275
Tryg	569	33,462
†Vestas Wind Systems	8,000	346,993
†William Demant Holding	1,000	86,596
		4,736,385
Finland – 1.08%
Elisa	5,150	113,347
Fortum	18,215	618,511
Kesko Class B	2,600	121,596
Kone Class B	6,107	351,387
Metso	4,600	247,335
Neste Oil	5,364	110,607
Nokia	144,100	1,232,459
Nokian Renkaat	3,850	163,850
Orion Class B	4,295	104,207
Outokumpu	3,600	62,345
Pohjola Bank	3,456	47,117
Rautaruukki	3,600	86,324
Sampo Class A	17,240	549,976
Sanoma	3,430	77,630
Stora Enso Class R	20,300	241,805
UPM-Kymmene	21,337	451,163
Wartsila	5,600	218,646
		4,798,305
France – 9.57%
Accor	5,807	260,922
Aeroports de Paris	891	82,077
Air France-KLM	4,729	78,748
Air Liquide	10,875	1,445,034
Alcatel-Lucent	90,770	521,118
Alstom	7,753	458,456
†Atos Origin	1,363	79,922
AXA	65,973	1,378,612
BIC	940	83,554
BioMerieux	355	37,235
BNP Paribas	37,324	2,729,940
Bouygues	9,216	442,569
Bureau Veritas	1,664	130,693
Cap Gemini	5,797	336,713
Carrefour	23,822	1,054,679
Casino Guichard Perrachon	2,479	234,649
Christian Dior	2,696	379,517
Cie de Saint-Gobain	14,849	909,206
†Cie Generale de Geophysique-Veritas	5,889	212,361
Cie Generale d'Optique Essilor International	7,648	567,950
CNP Assurances	4,612	97,911
Compagnie Generale des Etablissements Michelin Class B	6,684	564,565
Credit Agricole	38,972	639,576
Danone	22,394	1,462,907
Dassault Systemes	2,417	185,758
Edenred	7,316	220,792
EDF	9,985	413,485
Eiffage	1,250	75,094
Eramet	170	62,833
Eurazeo	977	76,402
Eutelsat Communications	4,143	165,487
Fonciere Des Regions	930	99,100
France Telecom	71,504	1,602,114
GDF Suez	47,315	1,927,826
Gecina	698	96,269
Groupe Eurotunnel	21,877	232,748
ICADE	693	85,523
Iliad	640	76,733
Imerys	1,355	99,337
JC Decaux	2,354	78,999
Klepierre	4,024	163,329
Lafarge	7,613	474,884
Lagardere	5,003	213,594
Legrand	6,230	259,180
L'Oreal	9,521	1,109,138
LVMH Moet Hennessy Louis Vuitton	9,455	1,496,738
M6-Metropole Television	2,198	57,441
Natixis	29,735	168,183
Neopost	1,119	98,021
PagesJaunes Groupe	4,431	44,378
Pernod-Ricard	7,417	692,699
Peugeot	6,002	237,148
PPR	3,147	482,341
Publicis Groupe	5,031	282,167
Renault	7,199	397,997
Safran	6,646	234,903
Sanofi-Aventis	40,839	2,863,466
Schneider Electric	9,322	1,593,263
SCOR	5,531	150,617
Societe Generale	24,271	1,577,096
Societe Television Francaise 1	3,653	67,068
Sodexo	3,885	283,715
Suez Enviornnement	9,122	188,744
Technip	3,575	381,253
Thales	2,880	114,875
Total	81,078	4,935,689
Unibail-Rodamco	3,430	743,003
Vallourec	4,595	515,493
Veolia Environnement	14,184	441,028
Vinci	17,559	1,097,287
Vivendi	47,514	1,356,837
		42,408,989
Germany – 8.02%
Adidas	7,918	499,183
Allianz	17,709	2,494,410
Axel Springer	456	73,801
BASF	35,415	3,068,123
Bayer	32,250	2,509,188
Bayerische Motoren Werke	13,171	1,098,677
Beiersdorf	3,636	221,963
Brenntag	1,477	163,982
Celesio	2,547	62,482
Commerzbank	29,319	228,904
Continental	1,635	148,018
Daimler	34,924	2,474,715
Deutsche Bank	35,382	2,089,976
Deutsche Boerse	7,198	548,304
Deutsche Lufthansa	7,751	165,210
Deutsche Post	31,820	574,965
Deutsche Telekom	108,800	1,676,060
E.ON	70,378	2,160,362
Fraport	1,338	97,674
Fresenius	4,014	372,606
Fresenius Medical Care	7,340	494,627
GEA Group	5,568	183,189
Hannover Rueckversicherung	2,719	149,010
HeidelbergCement	5,044	353,022
Henkel KGaA	5,104	266,840
Hochtief	1,714	184,003
Infineon Technologies	44,489	457,489
K+S	5,852	443,700
†Kabel Deutschland Holding	1,686	89,029
Lanxess	3,577	267,153
Linde	6,726	1,061,874
MAN	4,006	502,214
Merck	2,687	242,799
Metro	5,203	356,002
Muenchener Rueckversicherungs	7,412	1,170,177
ProSiebenSat.1 Media	2,347	69,168
Puma	192	56,720
RWE	15,669	1,003,383
Salzgitter	1,407	111,026
SAP	32,823	2,009,524
Siemens	31,915	4,375,544
Suedzucker	1,720	47,825
ThyssenKrupp	12,641	515,947
TUI	3,619	43,323
United Internet	4,051	72,739
Volkswagen	1,202	184,623
Wacker Chemie	526	118,302
		35,557,855
Greece – 0.24%
Alpha Bank	17,530	113,038
Coca-Cola Hellenic Bottling	6,780	182,083
EFG Eurobank Ergasias	9,419	58,734
Hellenic Telecommunications Organization	7,140	79,736
†National Bank of Greece	38,502	342,124
OPAP	8,670	185,658
Public Power	4,880	84,789
		1,046,162
■Hong Kong – 2.74%
†AIA Group	291,400	897,174
ASM Pacific Technology	8,500	106,702
Bank of East Asia	59,563	253,064
BOC Hong Kong Holdings	140,000	456,234
Cathay Pacific Airways	45,000	107,830
Cheung Kong Holdings	55,000	896,528
Cheung Kong Infrastructure Holdings	19,000	89,762
CLP Holdings	77,500	626,663
Esprit Holdings	48,429	222,257
†Genting Singapore	233,800	380,223
Hang Lung Group	29,000	179,505
Hang Lung Properties	90,000	393,950
Hang Seng Bank	29,000	468,241
Henderson Land Development	38,608	267,515
Hong Kong & China Gas	167,460	401,703
Hong Kong Electric Holdings	54,500	364,319
Hong Kong Exchanges & Clearing	38,000	825,567
Hopewell Holdings	19,000	57,032
Hutchison Telecommunications Hong Kong Holdings	10,000	3,175
Hutchison Whampoa	79,000	935,339
Hysan Development	21,120	86,881
Kerry Properties	26,531	132,674
Li & Fung	106,000	543,020
Lifestyle International Holdings	17,500	41,889
Link REIT	79,149	247,757
MTR	51,508	190,699
New World Development	87,654	154,825
Noble Group	117,925	200,198
NWS Holdings	54,132	82,810
Orient Overseas International	10,000	104,963
PCCW	204,000	84,968
Shagri-La Asia	54,166	139,960
Sino Land	86,862	154,319
SJM Holdings	48,591	85,078
Sun Hung Kai Properties	53,259	843,501
Swire Pacific Class A	27,500	403,013
Wharf Holdings	64,000	441,399
Wheelock	30,000	112,612
Wing Hang Bank	7,000	82,428
Yue Yuen Industrial Holdings	29,000	92,269
		12,158,046
Ireland – 0.25%
=†Anglo Irish Bank	3,965	0
†Bank of Ireland	95,076	29,643
CRH	28,142	645,304
†Elan	20,919	143,933
†James Hardie Industries CDI	13,599	85,866
Kerry Group Class A	5,681	211,503
		1,116,249
Israel – 0.75%
†Bank Hapoalim	35,824	186,326
Bank Leumi Le-Israel	39,728	203,435
Bezeq Israeli Telecommunication	62,522	185,410
Cellcom Israel	2,396	78,627
Delek Group	167	45,205
Elbit Systems	516	28,736
†Israel	107	128,216
Israel Chemicals	17,241	283,882
†Israel Discount Bank Class A	24,041	50,700
†Makhteshim-Agan Industries	11,591	61,319
Mizrahi Tefahot Bank	5,265	59,458
†NICE Systems	3,053	112,733
Partner Communications	4,073	77,434
Teva Pharmaceutical Industries	36,407	1,826,627
		3,328,108
Italy – 2.78%
A2A	55,247	89,492
Assicurazioni Generali	46,505	1,007,057
Atlantia	11,273	258,333
†Autogrill	5,568	78,397
Banca Carige	11,808	27,963
Banca Monte Dei Paschi Siena	98,111	122,427
Banco Popolare	57,528	171,536
Enel	252,517	1,591,793
†Enel Green Power	64,735	179,632
ENI	101,554	2,494,173
Exor	2,825	86,918
Fiat	28,169	255,096
†Fiat Industrial	28,169	404,401
Finmeccanica	16,491	207,535
Intesa Sanpaolo Ordinary Shares	289,433	856,465
Intesa Sanpaolo Savings Shares	41,597	109,944
Luxottica Group	4,507	147,164
Mediaset	26,111	165,928
Mediobanca	17,582	179,902
Parmalat	63,687	213,368
Pirelli & C	9,959	87,506
Prysmian	6,782	145,517
Saipem	10,445	555,248
Snam Rete Gas	50,419	283,386
Telecom Italia	355,985	547,385
Telecom Italia Savings Shares	238,841	321,223
Terna Rete Elettrica Nazionale	45,005	215,453
UniCredit	529,304	1,308,226
Unione di Banche Italiane SCpA	26,781	228,863
		12,340,331
Japan – 19.67%
77 Bank	14,000	70,358
ABC-Mart	900	32,732
Advantest	5,200	93,653
Aeon	23,400	271,206
Aeon Credit Service	4,000	55,065
Aeon Mall	2,600	55,829
Air Water	5,000	60,896
Aisin Seiki	7,500	260,415
Ajinomoto	23,000	239,748
Alfresa Holdings	1,500	57,619
All Nippon Airways	26,000	77,523
Amada	12,000	100,126
Aozora Bank	14,000	31,644
Asahi Breweries	16,300	271,030
Asahi Glass	37,000	465,308
Asahi Kasei	52,000	350,730
Asics	6,000	80,216
Astellas Pharma	16,700	618,407
Bank of Kyoto	12,000	106,186
Bank of Yokohama	48,000	227,953
Benesse Holdings	2,200	90,063
Bridgestone	26,100	546,947
Brother Industries	9,900	145,450
Canon	43,100	1,875,829
Canon Marketing Japan	1,600	19,871
Casio Computer	7,400	58,542
Central Japan Railway	55	435,768
Chiba Bank	26,000	145,669
Chiyoda	7,000	64,130
Chubu Electric Power	23,700	527,142
Chugai Pharmaceutical	7,900	136,012
Chugoku Bank	7,000	79,447
Chugoku Electric Power	11,400	210,799
Chuo Mitsui Trust Holdings	126,460	448,521
Citizen Holdings	7,300	42,040
Coca-Cola West	2,400	45,735
Cosmo Oil	20,000	62,278
Credit Saison	5,200	83,650
Dai Nippon Printing	22,000	267,941
Daicel Chemical Industries	9,000	55,509
Daido Steel	11,000	62,555
Daihatsu Motor	7,000	102,002
Dai-ichi Life Insurance	290	437,571
Daiichi Sankyo	26,700	515,542
Daikin F	9,100	272,535
Dainippon Sumitomo Pharma	7,000	65,224
Daito Trust Construction	2,700	186,005
Daiwa House Industry	17,000	208,885
Daiwa Securities Group	64,000	293,934
Dena	2,700	97,547
Denki Kagaku Kogyo	15,000	73,940
Denso	19,000	630,478
Dentsu	5,900	152,297
Dowa Holdings	9,000	56,051
East Japan Railway	12,700	706,192
Eisai	9,700	347,999
Electric Power Development	3,700	113,969
†Elpida Memory	9,300	119,751
FamilyMart	2,100	78,900
FANUC	7,400	1,120,120
Fast Retailing	2,200	275,347
Fuji Electric Holdings	20,000	63,240
Fuji Heavy Industries	21,000	135,329
Fuji Media Holdings	20	27,989
FUJIFILM Holdings	18,500	572,961
Fujitsu	67,000	378,599
Fukuoka Financial Group	25,000	103,998
Furkukawa Electric	22,000	88,873
Gree	4,600	77,151
GS Yuasa	12,000	79,784
Gunma Bank	13,000	68,927
Hachijuni Bank	14,000	80,625
Hakuhodo DY Holdings	850	44,863
Hamamatsu Photonics	2,100	83,192
Hankyu Hanshin Holdings	46,000	212,372
Hino Motors	7,000	34,253
Hirose Electric	1,200	129,270
Hiroshima Bank	16,000	69,444
Hisamitsu Pharmaceutical	2,200	88,741
Hitachi	174,000	905,825
Hitachi Chemical	4,100	83,356
Hitachi Construction Machinery	3,800	95,166
Hitachi High-Technologies	2,500	49,865
Hitachi Metals	6,000	75,600
Hokkaido Electric Power	6,200	120,236
Hokuhoku Financial Group	43,000	83,751
Hokuriku Electric Power	7,200	163,087
Honda Motor	63,000	2,366,998
HOYA	16,300	371,956
Ibiden	4,100	129,494
Idemitsu Kosan	700	81,972
IHI	65,000	158,641
INPEX	81	614,500
Isetan Mitsukoshi Holdings	15,400	138,679
Isuzu Motors	49,000	193,820
Ito EN	1,600	27,874
ITOCHU	59,400	622,031
ITOCHU Techno-Solutions	1,000	32,378
Iyo Bank	8,000	66,655
J Front Retailing	19,000	79,038
Japan Petroleum Exploration	1,000	50,015
Japan Prime Realty Investment	22	59,407
Japan Real Estate Investment	17	160,854
Japan Retail Fund Investment	63	98,619
Japan Steel Works	10,000	78,269
Japan Tobacco	169	610,574
JFE Holdings	18,200	532,598
JGC	8,000	187,268
Joyo Bank	20,000	78,629
JS Group	8,700	225,933
JSR	7,500	150,496
JTEKT	9,600	124,884
Jupiter Telecommunications	77	75,635
JX Holdings	90,210	607,365
Kajima	30,000	84,040
Kamigumi	8,000	68,386
Kaneka	11,000	76,573
Kansai Electric Power	29,300	637,960
Kansai Paint	7,000	60,679
Kao	21,800	543,853
Kawasaki Heavy Industries	51,000	224,418
Kawasaki Kisen Kaisha	24,000	88,584
KDDI	109	674,902
Keikyu	16,000	115,227
Keio	19,000	113,532
Keisei Electric Railway	9,000	51,614
Keyence	1,540	394,188
Kikkoman	6,000	56,555
Kinden	5,000	45,506
Kintetsu	66,000	211,867
Kirin Holdings	33,000	433,652
Kobe Steel	101,000	262,290
Koito Manufacturing	3,000	48,079
Komatsu	35,600	1,209,137
Konami	2,900	53,694
Konica Minolta Holdings	19,500	163,408
Kubota	46,000	433,592
Kuraray	14,600	188,172
Kurita Water Industries	3,700	109,387
Kyocera	6,100	618,251
Kyowa Hakko Kirin	8,000	75,023
Kyushu Electric Power	14,500	283,288
Lawson	2,000	96,423
Mabuchi Motor	1,000	47,610
Makita	4,100	190,766
Marubeni	66,000	475,311
Marui Group	7,000	45,194
Maruichi Steel Tube	1,500	37,060
Matsui Securities	6,500	35,323
Mazda Motor	53,000	116,610
McDonald's Holdings Japan	2,300	55,526
Medipal Holdings	5,300	46,899
MEIJI Holdings	2,434	97,887
Minebea	12,000	66,222
Miraca Holdings	1,700	65,098
Mitsubishi	51,600	1,432,454
Mitsubishi Chemical Holdings	45,500	286,102
Mitsubishi Electric	72,000	850,063
Mitsubishi Estate	46,000	778,142
Mitsubishi Gas Chemical	14,000	100,487
Mitsubishi Heavy Industries	122,000	560,313
Mitsubishi Logistics	4,000	44,725
Mitsubishi Materials	41,000	139,008
†Mitsubishi Motors	159,000	194,986
Mitsubishi Tanabe Pharma	10,600	172,047
Mitsubishi UFJ Financial Group	491,900	2,270,991
Mitsubishi UFJ Lease & Finance	2,020	80,994
Mitsui	68,300	1,224,350
Mitsui Chemicals	27,000	95,437
Mitsui Engineer & Shipbuilding	21,000	50,243
Mitsui Fudosan	33,000	544,743
Mitsui Mining & Smelting	19,000	66,017
Mitsui OSK Lines	44,000	253,393
Mitsumi Electric	2,600	34,604
Mizuho Financial Group	798,500	1,324,833
Mizuho Securities	16,000	42,513
Mizuho Trust & Banking	51,000	45,987
MS & AD Insurance Group Holdings	20,354	463,486
Murata Manufacturing	7,500	540,126
Nabtesco	2,900	72,940
Namco Bandai Holdings	6,500	70,881
NEC	93,000	202,381
NGK Insulators	9,000	160,902
NGK Spark Plug	6,000	81,948
NHK Spring	6,000	59,441
Nidec	4,200	363,571
Nikon	13,500	278,359
Nintendo	3,800	1,026,583
Nippon Building Fund	24	233,724
Nippon Electric Glass	14,000	198,281
Nippon Express	31,000	118,894
Nippon Meat Packers	7,000	88,284
Nippon Paper Group	3,100	66,044
Nippon Sheet Glass	37,000	106,763
Nippon Steel	199,000	636,417
Nippon Telegraph & Telephone	18,000	808,296
Nippon Yusen	58,000	226,631
Nishi-Nippon City Bank	24,000	68,963
Nissan Chemical Industries	4,000	41,359
Nissan Motor	96,200	853,569
Nisshin Seifun Group	6,500	74,944
Nisshin Steel	23,000	49,498
Nisshinbo Holdings	4,000	38,810
Nissin Food Holdings	2,000	70,502
Nitori Holdings	1,150	101,070
Nitto Denko	6,800	360,541
NKSJ Holdings	54,500	355,798
NOK	3,800	67,342
Nomura Holdings	136,800	715,455
Nomura Real Estate Holdings	4,300	65,191
Nomura Real Estate Office Fund	11	74,457
Nomura Research Institute	4,000	88,296
NSK	15,000	129,306
NTN	17,000	81,551
NTT Data	44	136,007
NTT DoCoMo	597	1,049,371
NTT Urban Development	45	37,710
Obayashi	24,000	106,763
Obic	250	47,430
Odakyu Electric Railway	25,000	210,700
OJI Paper	35,000	166,216
Olympus	8,500	236,477
Omron	8,100	227,686
Ono Pharmaceutical	3,000	147,520
Oracle Japan	1,100	45,825
Oriental Land	1,800	143,048
ORIX	3,950	369,949
Osaka Gas	76,000	303,360
Otsuka	700	45,026
Otsuka Holdings	9,000	222,362
Panasonic	72,700	924,756
Rakuten	296	266,195
Resona Holdings	67,500	321,371
Ricoh	24,000	281,623
Rinnai	1,200	79,639
Rohm	3,800	238,028
Sankyo	1,700	87,172
Santen Pharmaceutical	2,500	99,639
Sapporo Hokuyo Holdings	11,900	57,229
Sapporo Holdings	10,000	37,271
SBI Holdings	680	85,598
Secom	7,700	357,806
Sega Sammy Holdings	6,400	111,264
Seiko Epson	4,000	64,058
Sekisui Chemical	14,000	109,576
Sekisui House	25,000	234,445
Senshu Ikeda Holdings	26,400	35,867
Seven & I Holdings	28,500	727,106
Seven Bank	25	50,346
Sharp	41,000	406,673
Shikoku Electric Power	5,900	160,525
Shimadzu	10,000	88,849
Shimamura	700	61,689
Shimano	2,400	119,892
Shimizu	23,000	102,314
Shin-Etsu Chemical	16,400	815,317
Shinko Electric Industries	1,700	17,414
Shinsei Bank	29,000	34,169
Shionogi	11,900	203,019
Shiseido	11,700	202,561
Shizuoka Bank	24,000	198,521
Showa Denko	69,000	138,539
Showa Shell Sekiyu	6,800	70,964
SMC	2,000	329,185
SoftBank	31,900	1,273,315
Sojitz	63,300	126,334
Sony	38,900	1,245,922
Sony Financial Holdings	5,400	107,124
Square Enix Holdings	2,500	43,402
Stanley Electric	4,600	76,044
Sumco	3,500	70,568
Sumitomo	42,200	603,256
Sumitomo Chemical	62,000	309,348
Sumitomo Electric Industries	31,000	428,987
Sumitomo Heavy Industries	26,000	169,739
Sumitomo Metal Industries	130,000	290,712
Sumitomo Metal Mining	20,000	344,094
Sumitomo Mitsui Financial Group	51,400	1,598,081
Sumitomo Realty & Development	13,000	260,078
Sumitomo Rubber Industries	6,900	70,514
Suruga Bank	7,000	62,110
Suzuken	2,200	58,032
Suzuki Motor	12,400	277,146
Sysmex	2,200	77,817
T&D Holdings	10,900	268,650
Taisei	40,000	98,587
Taisho Pharmaceutical	7,000	151,488
Taiyo Nippon Sanso	9,000	74,986
Takashimaya	8,000	51,073
Takeda Pharmaceutical	28,600	1,334,151
TDK	4,600	271,824
Teijin	31,000	138,647
Terumo	6,200	326,865
THK	3,700	93,062
Tobu Railway	28,000	114,457
Toho	3,100	44,464
Toho Gas	14,000	72,209
Tohoku Electric Power	16,400	277,030
Tokio Marine Holdings	26,700	713,926
Tokuyama	10,000	53,381
Tokyo Electric Power	54,300	304,224
Tokyo Electron	6,300	347,286
Tokyo Gas	95,000	434,025
Tokyo Steel Manufacturing	3,800	44,362
Tokyo Tatemono	17,000	63,565
Tokyu	46,000	190,803
Tokyu Land	16,000	69,636
TonenGeneral Sekiyu	9,000	111,127
Toppan Printing	19,000	149,853
Toray Industries	56,000	407,334
Toshiba	156,000	763,354
Tosoh	18,000	64,707
TOTO	10,000	80,433
Toyo Seikan Kaisha	5,200	85,276
Toyo Suisan Kaisha	3,000	65,140
Toyoda Gosei	2,200	45,838
Toyota Boshoku	3,100	44,613
Toyota Industries	7,100	214,771
Toyota Motor	105,800	4,261,257
Toyota Tsusho	8,800	145,159
Trend Micro	3,300	87,881
Tsumura	2,400	75,311
Ube Industries	37,000	117,884
Unicharm	4,200	152,750
UNY	6,000	55,690
Ushio	3,900	76,289
USS	810	63,008
West Japan Railway	67	258,575
Yahoo Japan	595	212,891
Yakult Honsha	3,000	76,682
Yamada Denki	3,290	221,904
Yamaguchi Financial Group	7,000	64,803
Yamaha	4,900	55,554
Yamaha Motor	10,900	190,283
Yamato Holdings	13,800	214,031
Yamato Kogyo	1,600	53,285
Yamazaki Baking	4,000	46,601
Yaskawa Electric	8,000	94,836
Yokogawa Electric	7,100	54,120
		87,217,366
Luxembourg – 0.49%
ArcelorMittal	33,704	1,219,209
Millicom International Cellular SDR	2,686	256,979
SES FDR	10,677	275,014
Tenaris	17,075	419,363
		2,170,565
Mexico – 0.03%
Fresnillo	6,139	151,948
		151,948
Netherlands – 2.84%
AEGON	70,545	528,275
Akzo Nobel	8,532	586,198
ASML Holding	16,996	749,097
Corio	2,157	150,889
Delta Lloyd	4,281	113,939
European Aeronautic Defence & Space	15,825	460,654
Fugro CVA	2,436	214,664
Heineken	9,934	542,795
Heineken Holding	4,836	232,473
ING Groep CVA	147,175	1,862,801
Koninklijke Ahold	44,861	601,947
Koninklijke Boskalis Westminster	2,823	149,288
Koninklijke DSM	5,952	365,707
Koninklijke KPN	62,536	1,065,285
Koninklijke Philips Electronics	37,950	1,213,070
Koninklijke Vopak	2,701	129,956
†QIAGEN	9,481	189,925
Randstad Holding	4,914	273,690
Reed Elsevier	26,881	345,909
SBM Offshore	6,425	186,481
TNT	15,674	402,059
Unilever CVA	62,601	1,962,889
Wolters Kluwer	11,783	275,531
		12,603,522
New Zealand – 0.10%
Auckland International Airport	20,691	34,969
Contact Energy	16,717	74,234
Fletcher Building	22,562	160,787
Sky City Entertainment Group	30,541	78,763
Telecom New Zealand	74,913	114,889
		463,642
Norway – 0.80%
Aker Solutions	6,641	152,627
DnB NOR	37,022	568,019
Norsk Hydro	32,408	265,813
Orkla	33,711	326,729
†Renewable Energy	21,320	74,828
Statoil	43,900	1,216,909
Telenor	31,800	523,263
Yara International	7,800	395,197
		3,523,385
Portugal – 0.25%
Banco Comercial Portugues	94,329	77,001
Banco Espirito Santo	20,402	83,561
Brisa Auto-Estradas de Portugal	4,309	29,147
Cimpor Cimentos de Portugal	6,268	45,428
Energias de Portugal	75,632	294,547
Galp Energia Class B	9,477	202,872
Jeronimo Martins	8,708	140,070
Portugal Telecom	20,433	235,831
		1,108,457
Republic of Cyprus – 0.03%
Bank of Cyprus	31,729	115,114
		115,114
Republic of Mauritius – 0.02%
†Essar Energy	10,182	77,271
		77,271
Singapore – 1.57%
=Ascendas Real Estate Investment Trust	59,000	95,482
CapitaLand	100,000	261,790
CapitaMall Trust	68,000	101,416
CapitaMalls Asia	69,000	97,434
City Developments	20,000	182,777
ComfortDelGro	75,000	92,817
Cosco Singapore	48,000	78,061
DBS Group Holdings	67,004	778,183
Fraser & Neave	34,000	162,104
†Global Logistic Properties	53,000	78,624
Golden Agri-Resources	280,137	153,341
†Hutchison Port Holdings Trust	200,400	198,396
Jardine Cycle & Carriage	5,000	145,175
Keppel	48,923	477,373
Keppel Land	32,000	113,982
Neptune Orient Lines	24,750	38,091
Olam International	49,292	109,490
Oversea-Chinese Banking	100,487	763,687
SembCorp Industries	41,000	169,458
SembCorp Marine	36,000	166,784
Singapore Airlines	18,000	195,343
Singapore Exchange	34,000	211,733
Singapore Press Holdings	60,000	187,537
Singapore Technologies Engineering	67,000	173,274
Singapore Telecommunications	295,000	706,755
StarHub	13,000	27,845
United Overseas Bank	45,152	673,403
UOL Group	22,000	82,900
Wilmar International	70,000	303,201
Yangzijiang Shipbuilding Holdings	88,000	126,358
		6,952,814
Spain – 3.58%
Abertis Infraestructuras	11,871	257,905
Acciona	905	98,347
Acerinox	3,677	72,564
ACS	5,056	237,030
†Amadeus IT Holding	6,482	124,015
Banco Bilbao Vizcaya Argentaria	163,718	1,986,333
Banco de Sabadell	43,048	188,331
Banco de Valencia	5,381	24,098
Banco Popular Espanol	40,017	235,242
Banco Santander	323,280	3,753,184
Bankinter	10,382	71,213
Criteria Caixacorp	30,905	217,985
†EDP Renovaveis	10,405	74,733
Enagas	6,688	150,893
Ferrovial	16,147	202,519
Fomento de Construcciones y Contratas	2,493	82,533
Gas Natural SDG	12,258	230,266
Gestevision Telecinco	7,450	85,289
Grifols	7,378	128,610
Iberdrola	155,178	1,349,418
Iberdrola Renovables	32,976	142,304
Inditex	8,835	708,937
Indra Sistemas	3,940	79,010
Mapfre	23,407	88,205
Red Electrica	4,824	274,147
Repsol YPF	28,560	978,489
Telefonica	157,877	3,952,425
Zardoya Otis	5,576	92,457
		15,886,482
Sweden – 3.14%
Alfa Laval	13,800	299,689
Assa Abloy Class B	11,800	339,244
Atlas Copco Class A	25,022	665,071
Atlas Copco Class B	13,971	337,704
Boliden	10,000	215,423
Electrolux Class B	10,607	273,359
Ericsson LM Class B	116,800	1,505,987
Getinge Class B	6,933	171,097
Hennes & Mauritz Class B	39,350	1,306,441
Hexagon Class B	10,233	244,270
Holmen Class B	2,300	79,494
Husqvarna Class B	18,330	157,077
Industrivarden Class C	3,600	63,981
Investor Class B	17,600	427,096
Kinnevik Investment Class B	7,675	178,832
Modern Times Group Class B	1,894	144,004
Nordea Bank	104,100	1,139,417
Ratos Class B	3,800	149,998
Sandvik	37,630	709,904
Scania Class B	12,500	289,673
Securitas Class B	12,000	142,845
Skandinaviska Enskilda Banken Class A	53,800	479,783
Skanska Class B	15,500	326,295
SKF Class B	14,400	419,239
SSAB Class A	7,000	110,824
Svenska Cellulosa Class B	24,100	387,851
Svenska Handelsbanken Class A	19,400	636,101
Swedbank Class A	27,300	467,025
Swedish Match	8,500	282,609
Tele2 Class B	12,952	299,122
TeliaSonera	87,500	756,061
Volvo Class A	1,259	22,056
Volvo Class B	51,800	910,766
		13,938,338
Switzerland – 8.31%
ABB	83,735	2,011,099
†Actelion	4,080	234,761
Adecco	4,859	319,525
Aryzta	3,976	203,453
Baloise Holding	2,249	222,819
Cie Financiere Richemont Class A	20,536	1,186,102
Credit Suisse Group	43,057	1,829,630
GAM Holding	9,213	175,032
Geberit	1,393	303,321
Givaudan	356	357,938
Holcim	9,868	743,457
Julius Baer Group	8,633	374,645
Kuehne & Nagel International	2,138	299,111
Lindt & Spruengli Class R	4	130,060
Lindt & Spruengli PC	31	89,541
†Logitech International	6,063	109,180
Lonza Group	2,062	172,975
Nestle	133,879	7,674,175
Novartis	81,785	4,436,068
Pargesa Holding	963	92,263
Roche Holding	27,013	3,858,580
Schindler Holding	773	93,332
Schindler Holding PC	1,779	213,829
SGS	198	352,455
Sika	94	226,378
Sonova Holding	1,669	148,729
STMicrolectronics	23,649	292,924
Straumann Holding	284	73,033
Swatch Group	1,168	516,412
Swatch Group Bearer Shares	1,559	123,905
Swiss Life Holding	1,386	229,063
Swiss Reinsurance	13,887	794,515
Swisscom	967	431,123
Syngenta	3,719	1,208,624
†Transocean	12,444	978,178
UBS	141,812	2,544,433
Wolseley	10,385	349,664
Xstrata	79,412	1,855,996
Zurich Financial Services	5,613	1,571,151
		36,827,479
United Kingdom – 20.72%
3i Group	40,479	194,083
Admiral Group	8,139	202,887
Aggreko	11,399	288,174
AMEC	13,065	250,024
Anglo American	50,972	2,622,177
Antofagasta	14,084	307,479
ARM Holdings	50,457	465,394
Associated British Foods	14,448	229,906
AstraZeneca	53,860	2,473,541
†Autonomy	8,734	222,622
Aviva	113,244	786,202
Babcock International Group	11,965	119,189
BAE Systems	137,688	717,591
Balfour Beatty	23,706	130,736
Barclays	452,187	2,013,218
BG Group	131,602	3,274,204
BHP Billiton	85,598	3,377,771
BP	733,634	5,342,773
British American Tobacco	76,977	3,089,440
British Land	34,647	307,064
British Sky Broadcasting Group	44,794	592,796
BT Group	309,814	922,381
Bunzl	11,855	141,579
Burberry Group	16,728	315,024
Cable & Wireless Worldwide	80,069	67,366
†Cairn Energy	58,811	435,939
Capita Group	26,451	315,255
Capital Shopping Centres Group	24,543	150,785
Carnival	7,383	290,392
Centrica	203,411	1,061,427
Cobham	40,225	148,536
Compass Group	70,655	635,258
Diageo	95,533	1,815,947
Eurasian Natural Resources	8,430	126,639
Experian	38,601	478,021
Firstgroup	16,242	85,014
G4S	56,030	229,548
GlaxoSmithKline	201,577	3,846,244
Hammerson	28,664	205,484
Home Retail Group	28,831	89,305
HSBC Holdings	683,430	7,027,218
ICAP	18,437	156,155
Imperial Tobacco Group	40,254	1,244,292
Inmarsat	14,296	138,511
Intercontinental Hotels Group	10,563	216,546
†International Consolidated Airlines Group	43,840	161,352
†International Consolidated Airlines Group London Stock Exchange	21,402	77,931
International Power	56,271	278,014
Intertek Group	6,784	221,344
Invensys	27,104	150,084
Investec	23,185	177,662
ITV	166,975	207,178
Johnson Matthey	8,588	256,234
Kazakhmys	7,041	157,445
Kingfisher	90,630	357,488
Ladbrokes	201	427
Land Securities Group	29,587	348,123
Legal & General Group	221,654	409,600
†Lloyds Banking Group	1,548,787	1,443,193
London Stock Exchange Group	5,040	67,305
Lonmin	5,454	148,991
Man Group	63,999	252,443
Marks & Spencer Group	67,234	363,131
National Grid	132,094	1,258,638
Next	6,420	203,907
Old Mutual	209,057	456,074
Pearson	31,111	549,456
Petrofac	8,898	212,529
Prudential	100,838	1,142,794
†Randgold Resources	3,544	282,427
Reckitt Benckiser Group	23,740	1,219,364
Reed Elsevier	45,604	395,028
Resolution	51,614	244,988
Rexam	35,483	206,841
Rio Tinto	56,293	3,954,220
Rolls-Royce Group	69,254	687,649
†Royal Bank of Scotland Group	663,342	434,033
Royal Dutch Shell Class A	138,837	5,042,119
Royal Dutch Shell Class B	104,690	3,795,291
RSA Insurance Group	141,607	298,705
SABMiller	36,617	1,296,627
Sage Group	52,337	233,475
Sainsbury (J.)	47,734	256,740
Schroders	4,285	119,325
Scottish & Southern Energy	36,954	747,494
Segro	26,656	137,470
Serco Group	21,139	189,213
Severn Trent	8,176	191,612
Shire	21,202	615,923
Smith & Nephew	34,448	388,464
Smiths Group	14,415	299,907
Standard Chartered	91,514	2,373,717
Standard Life	81,531	270,461
Subsea 7	11,028	278,577
Tesco	305,725	1,868,475
Thomas Cook Group	29,907	81,843
TUI Travel	22,111	80,513
Tullow Oil	33,159	770,196
Unilever	50,065	1,525,876
United Utilities Group	26,923	255,452
Vedanta Resources	4,153	158,485
Vodafone Group	2,019,733	5,718,342
Weir Group	9,372	260,232
Whitbread	7,078	187,338
WM Morrison Supermarkets	82,781	366,498
WPP	47,258	582,573
		91,866,973
United States – 0.07%
#Synthes 144A	2,291	309,790
		309,790
Total Common Stock (Cost $375,096,652)		435,342,692

Preferred Stock – 0.43%∆
Germany – 0.43%
Bayerische Motoren Werke 0.81%	1,731	97,526
Henkel 2.87%	6,886	427,340
Porsche Automobil Holding 0.19%	3,361	220,537
RWE 7.76%	1,193	73,005
Volkswagen 1.48%	6,719	1,091,240
Total Preferred Stock (Cost $1,394,564)		1,909,648
Rights – 0.01%∆
Germany – 0.01%
†Porsche Automobil Holding	3,361	29,771
=†TUI	3,619	0
		29,771
Sweden – 0.00%
†Teliasonera	10,000	421
	421
Total Rights (Cost $0)		30,192
Warrants – 0.00%∆
Italy – 0.00%
†Unione di Banche Italiane SCpA CW11 exercise price EUR 12.30, expiration date 6/30/11	9,380	12
		12
Singapore – 0.00%
†Golden Agri-Resources CW12 exercise price SGD 0.54, expiration date 7/23/12	6,343	855
		855
Total Warrants (Cost $0)		867

Short-Term Investment – 0.67%
Money Market Mutual Fund – 0.67%
Dreyfus Treasury & Agency Cash Management Fund	3,002,562	3,002,562
Total Short-Term Investment (Cost $3,002,562)		3,002,562
Total Value of Securities – 99.30%
(Cost $379,493,778)		440,285,961
Receivables and Other Assets Net of Liabilities (See Notes) – 0.70%**		3,089,120
Net Assets Applicable to 54,100,850 Shares Outstanding – 100.00%		$443,375,081

∆Securities have been classified by country of origin.
†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $359,561, which represented 0.08% of the Fund's net assets. See Note 1 in "Notes."
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
□Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $309,790, which represented 0.07% of the Fund’s net assets. See Note 4 in "Notes."
**Includes $384,000 cash pledged as collateral for index futures contracts.

Summary of Abbreviations:
CDI–Chess Depository Interest
CVA–Dutch Certificate
EUR–European Monetary Unit
FDR–Fiduciary Depositary Receipts
PC–Participation Certificate
PPS–Partially Protected Shares
REIT–Real Estate Investment Trust
SCpA–Italian Consortium Joint-Stock Company
SDR–Special Drawing Rights
SGD–Singapore Dollar
VVPR Strip–Dividend Coupon

1The following index futures contract was outstanding at March 31, 2011:

Index Futures Contract

Contract to Buy	Notional Cost	Notional Value	Expiration Date	Unrealized/Appreciation (Depreciation)
73 EMINI MSCI EAFE Index	$6,104,339	$6,157,550	6/17/11	$53,211

The use of index futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
`
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA International Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 — December 31, 2010), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011 the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$384,358,845
Aggregate unrealized appreciation	$ 80,666,361
Aggregate unrealized depreciation	(24,739,245)
Net unrealized appreciation	$ 55,927,116

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $56,183 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level1	Level3	Total
Common Stock	$434,983,131	$359,561	$435,342,692
Other	1,940,286	421	1,940,707
Short-Term Investment	3,002,562	-	3,002,562
Total	$439,925,979	$359,982	$440,285,961

Index Futures Contract	$53,211	$-	$53,211

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Other	Total
Balanceasof12/31/10	$43,629	$-	$43,629
Transfer into Level 3	302,228	-	302,228
Transfers out of Level 3	(21,994)	-	(21,994)
Net change in unrealized
appreciation/deprecation	35,698	421	36,119
Balance as of 3/31/11	$359,561	$421	$359,982

Net change in unrealized appreciation/depreciation still held as of 3/31/11	$ 57,333	$421	$ 57,754
During the period ended March 31, 2011, the Fund had transfers out of Level 3 investments into Level 1 investments in the amount of $21,994, which was due to the Fund’s pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices. During the period ended March 31, 2011, the Fund had transfers out of Level 1 investments into Level 3 investments in the amount of $302,228, which was due to the Fund utilizing a fair valued price for an investment in which trading had been halted.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for and; 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2011.

Index Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2011, no securities have been determined be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Bond Index Fund

March 31, 2011

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Mortgage-Backed Securities – 32.98%
•Fannie Mae ARM
5.185% 7/1/38	$359,381	$382,090
5.244% 9/1/37	545,082	581,532
5.49% 9/1/38	342,756	367,825
5.572% 11/1/38	577,389	616,730
5.697% 11/1/35	991,792	1,059,022
5.728% 3/1/37	2,458,080	2,624,524
Fannie Mae S.F. 10 yr
5.00% 12/1/11	6,189	6,243
5.00% 5/1/12	7,253	7,673
5.00% 9/1/12	144,354	152,850
5.00% 10/1/12	679,417	693,559
5.00% 2/1/13	670,781	711,168
5.00% 5/1/13	481,210	510,763
6.00% 6/1/12	75,662	77,161
6.00% 12/1/13	240,951	251,380
6.00% 3/1/16	616,271	657,425
6.00% 10/1/16	457,314	489,649
6.00% 12/1/17	258,748	276,712
6.00% 9/1/18	56,136	61,136
Fannie Mae S.F. 15 yr
4.00% 4/1/24	2,199,624	2,264,238
4.00% 5/1/24	17,323	17,831
4.00% 6/1/24	1,602,442	1,649,513
4.00% 7/1/24	775,281	798,055
4.00% 10/1/24	54,142	55,732
4.00% 1/1/25	1,772,755	1,830,924
4.00% 3/1/25	1,803,099	1,862,263
4.50% 2/1/23	866,663	910,378
4.50% 5/1/23	125,056	131,364
4.50% 6/1/23	481,319	506,647
4.50% 11/1/23	196,158	206,053
4.50% 5/1/24	2,176,032	2,285,792
4.50% 7/1/24	1,352,027	1,419,801
4.50% 8/1/24	671,044	704,682
4.50% 11/1/24	714,217	750,019
5.00% 4/1/21	342,017	365,128
5.00% 4/1/23	211,679	225,057
5.00% 6/1/23	1,817,606	1,932,472
5.00% 9/1/23	977,591	1,039,371
5.00% 12/1/23	890,035	946,281
5.00% 4/1/24	1,011,967	1,076,868
5.00% 3/1/25	333,976	355,082
5.50% 4/1/22	251,394	272,224
5.50% 7/1/22	359,808	389,620
5.50% 1/1/24	327,191	354,301
5.50% 2/1/24	1,223,776	1,311,799
6.00% 12/1/18	4,097	4,462
6.00% 6/1/20	450,640	488,204
6.00% 8/1/22	65,097	71,546
6.00% 9/1/22	264,424	288,635
6.00% 8/1/23	36,724	40,007
Fannie Mae S.F. 15 yr TBA
3.50% 4/1/26	5,000,000	5,012,500
4.00% 4/1/26	3,000,000	3,082,500
5.50% 4/1/26	1,000,000	1,081,562
Fannie Mae S.F. 30 yr
3.50% 10/1/40	2,479,663	2,338,017
4.00% 2/1/39	762,936	751,541
4.00% 3/1/39	26,960	26,553
4.00% 4/1/39	960,824	946,473
4.00% 6/1/39	460,329	453,453
4.00% 8/1/39	1,453,931	1,432,922
4.00% 9/1/39	1,413,237	1,393,896
4.00% 11/1/39	163,687	161,242
4.00% 1/1/40	1,832,882	1,805,507
4.00% 5/1/40	896,379	882,991
4.00% 11/1/40	2,645,260	2,605,752
4.00% 12/1/40	3,140,627	3,094,956
4.00% 1/1/41	7,972,426	7,853,352
4.00% 2/1/41	1,987,310	1,957,628
4.50% 9/1/35	668,456	685,812
4.50% 4/1/38	326,522	333,061
4.50% 7/1/38	344,690	351,593
4.50% 2/1/39	319,997	326,406
4.50% 3/1/39	2,505,663	2,553,497
4.50% 4/1/39	5,309,725	5,418,982
4.50% 5/1/39	1,324,339	1,353,346
4.50% 6/1/39	815,836	831,410
4.50% 7/1/39	2,587,055	2,636,442
4.50% 9/1/39	921,090	940,401
4.50% 1/1/40	2,753,898	2,815,936
4.50% 2/1/40	4,986,146	5,095,355
4.50% 5/1/40	2,823,296	2880,776
4.50% 6/1/40	1,819,719	1,854,457
4.50% 8/1/40	858,840	876,041
4.50% 9/1/40	1,922,746	1,959,451
4.50% 10/1/40	1,999,609	2,037,782
4.50% 11/1/40	1,450,998	1,478,697
4.50% 2/1/41	3,491,374	3,561,297
5.00% 12/1/32	1,328,586	1,400,705
5.00% 9/1/33	946,734	997,978
5.00% 7/1/34	2,272,501	2,395,505
5.00% 11/1/34	1,175,187	1,238,280
5.00% 4/1/35	740,066	779,314
5.00% 6/1/35	1,228,122	1,292,860
5.00% 7/1/35	1,140,498	1,200,982
5.00% 9/1/35	385,359	405,555
5.00% 10/1/35	1,003,994	1,056,611
5.00% 2/1/36	574,581	604,694
5.00% 3/1/36	632,639	665,795
5.00% 11/1/36	158,990	167,422
5.00% 8/1/37	319,401	334,742
5.00% 4/1/38	1,860,579	1,949,367
5.00% 7/1/38	193,612	202,851
5.00% 11/1/38	264,208	276,816
5.00% 8/1/39	3,352,431	3,511,363
5.00% 12/1/39	868,354	909,521
5.00% 1/1/40	1,471,132	1,548,691
5.00% 7/1/40	6,155,709	6,455,549
5.50% 11/1/33	645,415	695,802
5.50% 1/1/34	426,325	459,075
5.50% 5/1/34	769,565	828,683
5.50% 7/1/34	1,104,974	1,188,477
5.50% 10/1/34	721,276	776,233
5.50% 9/1/35	514,180	552,555
5.50% 10/1/35	1,010,832	1,086,272
5.50% 12/1/35	1,891,218	2,032,365
5.50% 4/1/36	2,121,305	2,279,623
5.50% 8/1/36	1,078,484	1,158,973
5.50% 2/1/37	430,205	462,716
5.50% 3/1/37	1,455,653	1,560,198
5.50% 5/1/37	1,172,895	1,260,416
5.50% 6/1/37	833,331	896,826
5.50% 8/1/37	501,333	537,339
5.50% 11/1/37	9,083	9,735
5.50% 12/1/37	6,899	7,395
5.50% 1/1/38	3,500,314	3,751,706
5.50% 2/1/38	1,289,817	1,381,931
5.50% 6/1/38	134,223	143,862
5.50% 7/1/38	1,095,128	1,172,412
5.50% 10/1/38	444,843	476,791
5.50% 1/1/39	2,401,481	2,572,302
5.50% 5/1/39	4,413,423	4,730,394
5.50% 6/1/39	3,648,400	3,910,428
6.00% 12/1/35	622,334	684,848
6.00% 2/1/36	519,029	566,948
6.00% 6/1/36	203,002	221,744
6.00% 7/1/36	1,194,660	1,304,957
6.00% 9/1/36	972,790	1,062,603
6.00% 10/1/36	281,415	307,396
6.00% 11/1/36	128,156	139,988
6.00% 1/1/37	493,310	540,848
6.00% 3/1/37	230,773	251,430
6.00% 5/1/37	1,192,180	1,298,895
6.00% 6/1/37	537,047	585,119
6.00% 8/1/37	1,837,591	2,002,079
6.00% 10/1/37	4,872,259	5,308,388
6.00% 11/1/37	871,110	949,086
6.00% 1/1/38	308,092	335,670
6.00% 2/1/38	462,558	503,818
6.00% 5/1/38	1,561,078	1,700,326
6.00% 6/1/38	764,344	832,524
6.00% 8/1/38	1,022,108	1,113,280
6.00% 9/1/38	171,456	186,750
6.00% 10/1/38	421,751	459,371
6.00% 11/1/38	550,576	599,688
6.50% 7/1/36	644,606	724,767
6.50% 9/1/36	596,701	670,905
6.50% 11/1/36	839,199	943,559
6.50% 9/1/37	77,473	87,305
6.50% 10/1/37	1,209,481	1,357,242
6.50% 3/1/38	1,975,012	2,232,345
6.50% 5/1/38	423,710	475,384
6.50% 7/1/38	1,064,344	1,194,147
6.50% 10/1/38	970,400	1,094,109
7.00% 8/1/39	964,158	1,100,223
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/41	1,000,000	941,562
5.00% 4/1/41	10,000,000	10,460,939
•Freddie Mac ARM
3.565% 8/1/40	2,221,938	2,301,657
5.294% 11/1/37	603,341	632,926
5.523% 9/1/37	956,933	1,019,329
5.919% 6/1/36	680,921	734,118
Freddie Mac S.F. 15 yr
3.50% 12/1/25	4,707,376	4,728,573
4.00% 2/1/24	527,281	543,223
4.00% 8/1/24	747,794	769,878
4.00% 2/1/25	863,347	888,843
4.00% 7/1/25	2,830,681	2,914,274
4.50% 1/1/15	100,841	104,630
4.50% 2/1/15	60,762	63,045
4.50% 8/1/15	41,459	43,140
4.50% 12/1/19	244,606	258,816
4.50% 4/1/21	162,884	172,347
4.50% 1/1/23	258,098	270,996
4.50% 4/1/23	533,061	559,699
4.50% 5/1/23	1,495,106	1,093,338
4.50% 6/1/23	78,014	81,913
4.50% 12/1/23	106,064	111,364
4.50% 6/1/24	38,293	40,171
4.50% 7/1/24	1,233,852	1,294,353
4.50% 8/1/24	417,208	438,839
4.50% 11/1/24	1,079,519	1,132,452
4.50% 5/1/25	415,587	435,965
4.50% 8/1/25	1,683,272	1,767,387
5.00% 1/1/22	1,048,550	1,118,910
5.00% 6/1/22	877,669	933,545
5.00% 4/1/23	852,043	904,957
5.00% 3/1/25	1,542,706	1,649,118
5.50% 12/1/13	182,864	193,123
5.50% 11/1/17	2,498,676	2,699,990
5.50% 6/1/23	131,111	141,674
5.50% 7/1/24	1,744,316	1,884,853
6.00% 12/1/22	484,439	530,007
6.00% 11/1/23	429,119	466,935
Freddie Mac S.F. 15 yr TBA 4.00% 4/1/26		1,500,000
1,541,484
Freddie Mac S.F. 30 yr
4.00% 5/1/39	2,404,640	2,364,503
4.00% 2/1/40	465,963	458,186
4.00% 5/1/40	962,234	946,173
4.00% 11/1/40	7,485,078	7,360,143
4.50% 2/1/39	599,793	610,775
4.50% 4/1/39	624,924	636,170
4.50% 5/1/39	520,932	530,958
4.50% 6/1/39	3,539,976	3,606,504
4.50% 7/1/39	890,054	906,350
4.50% 9/1/39	1,844,607	1,882,991
4.50% 10/1/39	1,200,945	1,222,747
4.50% 1/1/40	5,233,156	5,333,875
4.50% 2/1/40	3,259,764	3,322,503
4.50% 7/1/40	932,118	948,310
4.50% 9/1/40	2,456,217	2,503,490
4.50% 2/1/41	8,002,374	8,141,385
5.00% 10/1/34	1,303,375	1,369,496
5.00% 8/1/35	774,142	811,903
5.00% 10/1/35	342,643	359,357
5.00% 11/1/35	232,118	243,440
5.00% 12/1/35	1,225,128	1,284,886
5.00% 2/1/37	520,406	544,814
5.00% 4/1/37	735,029	768,585
5.00% 5/1/37	1,169,768	1,223,171
5.00% 12/1/37	1,396,837	1,460,607
5.00% 6/1/38	1,514,202	1,582,856
5.00% 10/1/38	935,889	978,615
5.00% 12/1/38	1,863,468	1,947,958
5.00% 1/1/39	506,976	529,962
5.00% 3/1/39	2,030,151	2,127,908
5.00% 8/1/39	438,140	459,238
5.00% 9/1/39	3,082,012	3,225,725
5.00% 5/1/40	944,502	987,030
5.00% 6/1/40	4,645,988	4,863,897
5.50% 8/1/33	329,189	353,615
5.50% 6/1/34	628,338	674,176
5.50% 6/1/35	477,708	512,557
5.50% 11/1/35	782,334	838,672
5.50% 1/1/37	578,285	619,206
5.50% 5/1/37	809,287	866,554
5.50% 7/1/37	250,399	268,744
5.50% 2/1/38	961,397	1,027,776
5.50% 5/1/38	4,242,996	4,541,255
5.50% 6/1/38	236,643	252,649
5.50% 8/1/38	543,515	583,335
5.50% 12/1/38	722,070	772,941
5.50% 8/1/39	975,036	1,043,728
5.50% 12/1/39	2,140,067	2,284,816
5.50% 3/1/40	2,216,576	2,369,618
5.50% 4/1/40	3,416,953	3,652,873
6.00% 8/1/36	216,547	235,457
6.00% 11/1/36	449,887	490,861
6.00% 4/1/37	8,707	9,500
6.00% 5/1/37	1,497,818	1,630,019
6.00% 8/1/37	596,578	649,234
6.00% 9/1/37	1,225,327	1,336,677
6.00% 10/1/37	411,385	448,595
6.00% 11/1/37	2,421,704	2,635,450
6.00% 12/1/37	76,992	83,787
6.00% 6/1/38	238,730	259,652
6.00% 7/1/38	564,948	614,459
6.00% 8/1/38	1,042,482	1,133,842
6.00% 9/1/38	318.972	346,926
6.00% 10/1/38	776,758	844,831
6.00% 11/1/38	299,885	326,167
6.00% 3/1/39	439,739	478,277
6.00% 4/1/39	163,993	178,867
6.00% 9/1/39	659,901	717,527
6.00% 12/1/39	748,036	813,358
6.00% 5/1/40	1,705,728	1,856,281
6.50% 11/1/36	1,667,933	1,873,527
6.50% 8/1/37	570,202	640,486
6.50% 10/1/37	174,318	195,369
6.50% 6/1/38	143,391	160,707
6.50% 4/1/39	1,065,030	1,193,646
Freddie Mac S.F. 30 yr TBA
4.00% 4/1/41	2,500,000	2,454,688
5.00% 4/1/41	1,250,000	1,304,493
5.50% 4/1/41	5,000,000	5,332,810
6.00% 4/1/41	2,000,000	2,172,500
GNMA S. F. 30 yr
4.00% 6/15/39	455,180	456,128
4.00% 7/15/39	465,675	466,645
4.00% 8/15/39	460,935	461,895
4.00% 10/15/40	1,482,655	1,486,670
4.00% 12/15/40	1,987,651	1,994,276
4.00% 1/15/41	1,993,923	2,000,569
4.50% 3/15/39	5,755,902	5,948,665
4.50% 4/1/39	3,000,000	3,094,218
4.50% 4/15/39	2,086,086	2,155,948
4.50% 5/15/39	439,464	455,005
4.50% 6/15/39	1,850,306	1,912,272
4.50% 7/15/39	51,848	53,584
4.50% 9/15/39	2,350,497	2,429,215
4.50% 10/15/39	3,718,454	3,850,049
4.50% 1/15/40	4,895,799	5,064,999
4.50% 6/15/40	2,885,387	2,984,745
4.50% 7/15/40	921,000	951,844
4.50% 9/15/40	1,004,312	1,037,945
4.50% 1/15/41	523,336	542,825
4.50% 2/15/41	4,992,791	5,159,997
5.00% 3/15/35	263,832	281,187
5.00% 8/15/38	194,238	206,348
5.00% 6/15/39	3,089,045	3,288,841
5.00% 9/15/39	6,285,081	6,698,555
5.00% 10/15/39	584,167	622,047
5.00% 11/15/39	1,321,347	1,407,854
5.00% 1/15/40	2,712,654	2,890,249
5.00% 2/15/40	1,797,538	1,915,221
5.00% 4/15/40	1,824,564	1,938,314
5.00% 7/15/40	1,841,272	1,956,064
5.50% 4/15/37	283,780	308,042
5.50% 7/15/37	202,806	220,003
5.50% 2/15/38	1,407,139	1,526,782
5.50% 8/15/38	378,264	410,220
5.50% 9/15/38	3,068,908	3,328,726
5.50% 12/15/38	590,471	640,353
5.50% 1/15/39	860,694	933,404
5.50% 7/15/39	62,730	68,029
5.50% 10/15/39	1,886,287	2,045,639
5.50% 4/15/40	2,697,318	2,938,321
6.00% 5/15/37	539,201	594,076
6.00% 1/15/38	815,799	898,568
6.00% 5/15/38	420,392	465,672
6.00% 7/15/38	868,085	956,280
6.00% 8/15/38	158,315	174,378
6.00% 10/15/38	77,879	85,781
6.00% 11/15/38	526,918	580,378
6.00% 12/15/38	142,930	157,431
6.00% 1/15/39	278,821	307,110
6.00% 6/15/39	27,333	30,192
6.00% 8/15/39	45,027	49,715
6.00% 10/15/39	75,242	82,876
6.50% 8/15/37	445,253	502,510
6.50% 3/15/38	52,979	59,783
6.50% 5/15/38	102,012	115,114
6.50% 7/15/38	185,793	211,282
6.50% 8/15/38	10,521	11,897
6.50% 9/15/38	94,875	107,505
6.50% 10/15/38	146,381	165,182
6.50% 2/15/39	1,008,483	1,138,010
6.50% 8/15/39	40,199	45,498
GNMA S.F. 30 yr TBA
4.00% 4/1/41	3,500,000	3,500,000
5.00% 4/1/41	4,000,000	4,241,876
6.00% 4/1/41	4,000,000	4,400,000
Total Agency Mortgage-Backed Securities (Cost $451,196,098)		456,622,429
Agency Obligations – 5.99%
Fannie Mae
0.375% 12/28/12	1,250,000	1,239,893
0.625% 9/24/12	500,000	500,495
0.75% 2/26/13	500,000	499,568
0.75% 10/25/13	100,000	98,829
0.75% 12/18/13	2,000,000	1,970,887
0.80% 11/29/13	100,000	98,856
0.875% 12/28/12	200,000	199,522
0.875% 11/4/13	100,000	98,517
1.00% 1/7/13	100,000	99,954
1.00% 10/15/13		100,000
99,081
1.00% 11/29/13	500,000	494,943
1.00% 4/25/14	200,000	196,610
1.125% 10/8/13	100,000	99,129
1.125% 12/2/13	100,000	99,739
1.20% 9/27/13	200,000	199,213
1.25% 7/29/13	200,000	199,773
1.25% 8/23/13	200,000	200,003
1.25% 10/28/14	100,000	97,733
1.30% 5/25/12	200,000	200,265
1.30% 12/30/13	100,000	99,688
1.35% 8/16/13	100,000	99,788
1.35% 2/24/14	100,000	99,938
1.375% 7/19/13	200,000	200,147
1.375% 12/30/13	100,000	99,675
1.375% 1/27/14	200,000	199,149
1.40% 1/6/14	100,000	99,658
1.45% 1/24/14	500,000	500,330
1.50% 6/26/13	300,000	303,384
1.50% 12/30/13	100,000	99,741
1.50% 2/25/14	200,000	199,841
1.50% 11/23/15	200,000	192,560
1.55% 1/27/14	100,000	99,672
1.55% 8/12/14	100,000	98,763
1.55% 10/27/15	100,000	97,122
1.625% 11/9/15	100,000	96,844
1.65% 10/29/15	200,000	193,314
1.70% 2/25/14	100,000	100,394
1.75% 7/14/14	100,000	100,317
1.75% 8/10/12	2,000,000	2,032,667
1.75% 12/28/12	100,000	100,301
1.75% 2/22/13	500,000	508,605
1.75% 5/7/13	1,000,000	1,016,618
1.875% 4/20/12	2,000,000	2,031,475
1.875% 5/6/13	100,000	100,147
1.875% 10/15/15	100,000	98,604
2.00% 4/15/13	100,000	100,062
2.00% 6/24/13	100,000	100,320
2.00% 8/5/15	100,000	99,085
2.00% 8/24/15	100,000	98,609
2.00% 11/30/15	100,000	99,232
2.00% 12/15/15	100,000	98,761
2.00% 3/28/16	100,000	97,382
2.25% 3/28/16	100,000	98,969
2.35% 9/23/16	100,000	98,427
2.50% 5/15/14	1,000,000	1,032,256
2.625% 11/20/14	700,000	722,625
2.75% 2/5/14	1,000,000	1,039,708
2.75% 3/13/14	200,000	208,024
2.75% 3/21/16	100,000	100,009
2.75% 3/28/16	100,000	100,003
3.00% 7/28/14	200,000	201,486
3.00% 9/16/14	500,000	523,674
3.00% 9/29/14	400,000	405,050
3.625% 2/12/13	1,500,000	1,576,828
4.00% 9/30/25	100,000	95,493
4.375% 9/15/12	500,000	527,354
4.625% 10/15/13	800,000	869,164
4.625% 10/15/14	500,000	550,583
5.00% 2/16/12	400,000	416,210
5.00% 3/15/16	1,000,000	1,121,510
5.00% 2/13/17	2,250,000	2,518,901
5.00% 5/11/17	500,000	560,408
5.375% 6/12/17	600,000	685,063
5.625% 7/15/37	100,000	112,435
6.00% 3/9/20	100,000	102,339
6.00% 4/18/36	100,000	107,762
6.25% 5/15/29	250,000	301,494
6.625% 11/15/30	300,000	379,914
7.125% 1/15/30	150,000	198,582
7.25% 5/15/30	500,000	677,302
Federal Farm Credit Bank
0.875% 10/28/13	100,000	98,703
1.11% 6/14/12	100,000	100,161
1.375% 6/25/13	100,000	101,033
1.50% 11/16/15	250,000	243,058
1.75% 2/21/13	500,000	508,037
1.875% 12/7/12	100,000	101,965
2.125% 6/18/12	500,000	509,924
2.375% 4/28/14	100,000	100,127
3.00% 9/22/14	300,000	313,775
4.70% 8/10/15	235,000	259,570
5.125% 8/25/16	100,000	113,795
Federal Home Loan Banks
0.50% 8/23/12	500,000	499,580
0.55% 12/3/12	500,000	498,809
0.60% 8/23/12	100,000	99,875
0.625% 10/18/12	100,000	99,765
0.625% 11/23/12	500,000	497,424
0.625% 12/3/12	250,000	248,930
0.70% 5/22/13	100,000	99,024
0.80% 11/18/13	500,000	494,106
0.875% 8/22/12	500,000	502,187
0.875% 10/28/13	300,000	296,087
0.875% 11/22/13	100,000	98,994
0.875% 12/27/13	500,000	494,152
1.00% 11/18/13	200,000	199,032
1.00% 8/22/14	100,000	97,351
1.05% 2/8/13	250,000	249,341
1.125% 5/18/12	500,000	503,988
1.25% 8/16/13	100,000	99,804
1.375% 6/8/12	1,000,000	1,010,951
1.50% 1/16/13	1,000,000	1,011,593
1.55% 11/18/15	100,000	96,932
1.625% 3/20/13	200,000	203,130
1.75% 12/14/12	500,000	508,385
1.875% 6/21/13	500,000	509,826
2.125% 12/21/15	250,000	248,728
2.15% 10/26/16	100,000	97,282
2.25% 4/13/12	500,000	509,710
2.25% 9/8/17	500,000	477,761
2.50% 12/30/15	250,000	249,049
3.375% 2/27/13	250,000	262,163
3.625% 10/18/13	1,500,000	1,589,966
4.00% 9/6/13	1,000,000	1,067,316
4.125% 3/13/20	200,000	206,791
4.625% 10/10/12	1,500,000	1,592,260
4.875% 5/17/17	200,000	222,865
5.00% 11/17/17	1,700,000	1,909,386
5.125% 8/14/13	200,000	219,025
5.375% 5/18/16	1,000,000	1,139,439
5.50% 7/15/36	300,000	325,872
5.50% 8/13/14	1,500,000	1,697,932
5.625% 11/23/35	100,000	103,212
Financing
9.40% 2/8/18	480,000	664,377
10.70% 10/6/17	150,000	218,308
Freddie Mac
0.515% 11/26/12	500,000	498,713
0.625% 12/3/12	250,000	249,234
0.625% 5/23/13	250,000	248,497
0.70% 4/29/13	200,000	198,905
0.75% 10/26/12	100,000	99,850
0.75% 11/23/12	250,000	249,193
0.75% 12/17/12	100,000	99,854
0.75% 12/28/12	500,000	500,357
0.75% 3/28/13	1,000,000	998,775
0.875% 2/15/13	100,000	99,833
0.875% 10/28/13	500,000	496,151
1.00% 8/28/12	1,000,000	1,006,168
1.00% 1/28/13	500,000	499,866
1.00% 2/25/13	100,000	99,875
1.00% 5/24/13	200,000	199,617
1.00% 12/9/13	250,000	247,738
1.00% 1/27/14	300,000	295,717
1.125% 4/25/12	100,000	100,791
1.125% 1/14/13	500,000	500,355
1.125% 12/16/13	100,000	99,036
1.15% 8/23/13	100,000	99,647
1.20% 4/28/14	100,000	98,645
1.25% 7/25/13	100,000	99,933
1.30% 7/26/13	250,000	249,591
1.35% 3/28/14	100,000	99,299
1.375% 1/9/13	500,000	505,734
1.375% 2/3/14	500,000	497,575
1.375% 2/25/14	1,500,000	1,501,754
1.45% 2/24/14	100,000	99,600
1.50% 2/11/14	200,000	199,841
1.625% 4/15/13	500,000	507,896
1.625% 1/21/14	100,000	100,213
1.75% 6/15/12	500,000	507,901
1.75% 11/23/15	250,000	242,756
2.00% 4/7/14	200,000	200,053
2.00% 8/25/15	100,000	98,426
2.10% 12/15/15	100,000	98,978
2.125% 8/25/15	100,000	98,766
2.25% 8/12/15	100,000	99,663
2.25% 12/21/15	100,000	99,332
2.25% 12/22/15	100,000	98,930
2.25% 12/23/15	100,000	99,475
2.375% 7/28/15	100,000	99,939
2.50% 4/8/13	50,000	50,023
2.50% 1/7/14	800,000	827,144
2.50% 4/23/14	1,000,000	1,032,331
2.50% 1/14/16	100,000	99,544
2.875% 2/9/15	500,000	518,255
3.00% 7/28/14	500,000	522,519
3.75% 3/27/19	700,000	722,805
4.00% 12/29/20	250,000	249,353
4.125% 12/21/12	1,000,000	1,057,978
4.125% 9/27/13	1,500,000	1,610,665
4.50% 1/15/14	500,000	543,813
4.75% 11/17/15	500,000	554,520
4.875% 6/13/18	650,000	723,842
5.00% 7/15/14	500,000	554,914
5.00% 4/18/17	1,000,000	1,121,459
5.25% 4/18/16	1,000,000	1,133,025
5.50% 8/20/12	500,000	534,139
6.25% 7/15/32	500,000	610,581
6.75% 3/15/31	300,000	382,352
6.75% 9/15/29	100,000	127,863
Tennessee Valley Authority
3.875% 2/15/21	200,000	201,069
4.70% 7/15/33	200,000	196,891
4.75% 8/1/13	500,000	541,844
4.875% 12/15/16	100,000	111,149
5.25% 9/15/39	225,000	236,866
5.375% 4/1/56	200,000	213,222
5.50% 7/18/17	100,000	114,739
5.88% 4/1/36	75,000	86,189
6.00% 3/15/13	100,000	109,828
6.15% 1/15/38	100,000	118,708
7.125% 5/1/30	100,000	130,859

Total Agency Obligations (Cost $81,967,949)		82,888,593
Commercial Mortgage-Backed Securities – 2.49%
Banc of America Commercial Mortgage
Series 2005-4 A5A 4.933% 7/10/45	500,000	528,955
Series 2006-3 A2 5.806% 7/10/44	130,683	132,031
Series 2006-6 A3 5.369% 10/10/45	250,000	257,392
Series 2006-6 A4 5.356% 10/10/45	450,000	473,633
•Series 2007-2 A2 5.634% 4/10/49	353,781	359,052
•Series 2007-2 A4 5.826% 4/10/49	400,000	424,556
•Series 2007-3 A4 5.802% 6/10/49	200,000	211,241
Series 2007-5 A4 5.492% 2/10/51	25,000	26,251
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3 A3 4.487% 2/11/41	33,014	33,843
Series 2004-T14 A3 4.80% 1/12/41	70,814	72,695
•Series 2004-T14 A4 5.20% 1/12/41	190,000	202,605
•Series 2004-T16 A6 4.75% 2/13/46	400,000	420,650
•Series 2006-PW12 A4 5.907% 9/11/38	100,000	109,691
Series 2006-PW13 A4 5.54% 9/11/41	150,000	160,886
Series 2006-T24 A4 5.537% 10/12/41	500,000	536,944
•Series 2007-PW16 A4 5.906% 6/11/40	250,000	269,574
•Series 2007-PW17 A4 5.694% 6/11/50	500,000	534,655
•Citigroup Commercial Mortgage Trust
Series 2007-C6 A4 5.886% 12/10/49	400,000	432,792
Series 2008-C7 A2B 6.294% 12/10/49	200,000	210,003
Citigroup/Deutsche Bank Commercial Mortgage Trust
•Series 2006-CD2 A4 5.525% 1/15/46	650,000	697,619
Series 2006-CD3 A5 5.617% 10/15/48	500,000	537,452
Series 2007-CD4 A3 5.293% 12/11/49	1,350,000	1,375,362
◆Commercial Mortgage Pass Through Certificates
Series 2004-LB2A A4 4.715% 3/10/39	250,000	263,523
•Series 2005-C6 A5A 5.116% 6/10/44	250,000	266,754
•Series 2006-C7 A4 5.951% 6/10/46	599,000	653,966
Series 2006-C8 A2B 5.248% 12/10/46	243,178	247,702
•Series 2007-C9 A4 6.008% 12/10/49	500,000	542,524
•Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/47	450,000	464,104
Credit Suisse First Boston Mortgage Securities
Series 2002-CP5 A2 4.94% 12/15/35	250,000	260,794
•Series 2003-C4 A4 5.137% 8/15/36	250,000	264,688
•Series 2004-C1 A4 4.75% 1/15/37	250,000	262,785
Series 2004-C2 A1 3.819% 5/15/36	76,958	77,767
•Series 2004-C2 A2 5.416% 5/15/36	250,000	268,283
•Series 2005-C1 A4 5.014% 2/15/38	200,000	211,603
•Series 2005-C5 A4 5.10% 8/15/38	250,000	267,931
•Credit Suisse Mortgage Capital Certificates
Series 2006-C3 A3 6.018% 6/15/38	1,034,000	1,118,942
Series 2007-C3 A4 5.905% 6/15/39	225,000	238,263
Series 2007-C5 A3 5.694% 9/15/40	250,000	257,782
Series 2008-C1 A3 6.417% 2/15/41	200,000	216,251
General Electric Capital Commercial Mortgage
•Series 2005-C4 A4 5.493% 11/10/45	250,000	267,962
Series 2007-C1 A4 5.543% 12/10/49	725,000	755,334
GMAC Commercial Mortgage Securities Series 2003-C3 A4 5.023% 4/10/40	150,000	159,591
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	525,000	562,360
Series 2005-GG4 A4 4.761% 7/10/39	445,450	464,647
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	107,244
•Series 2007-GG10 A4 6.002% 8/10/45	500,000	530,868
Greenwich Capital Commercial Funding
•Series 2005-GG3 A4 4.799% 8/10/42	250,000	263,743
•Series 2006-GG7 A4 6.078% 7/10/38	500,000	546,998
Series 2007-GG11 A2 5.597% 12/10/49	245,000	255,984
Series 2007-GG11 A4 5.736% 12/10/49	100,000	105,770
JPMorgan Chase Commercial Mortgage Securities
•Series 2003-CB7 A4 4.879% 1/12/38	250,000	263,732
•Series 2003-PM1A A4 5.326% 8/12/40		250,000
265,635
•Series 2004-C2 A3 5.389% 5/15/41	150,000	160,331
•Series 2004-PNC1 A4 5.547%6/12/41	300,000	322,112
•Series 2005-CB11 A4 5.335% 8/12/37	500,000	538,356
•Series 2005-CB13 AM 5.498% 1/12/43		500,000
503,532
Series 2005-LDP1 A3 4.865% 3/15/46	125,000	127,107
•Series 2005-LDP5 A3 5.401% 12/15/44	200,000	209,409
•Series 2006-CB15 A4 5.814% 6/12/43	250,000	271,293
Series 2006-CB17 A4 5.429% 12/12/43	365,000	390,787
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	107,200
Series 2007-LD12 A2 5.827% 2/15/51	500,000	517,991
Series 2007-LDPX A2S 5.305% 1/15/49	650,000	661,657
LB-UBS Commercial Mortgage Trust
Series 2004-C2 A4 4.367% 3/15/36	250,000	260,777
•Series 2005-C7 A4 5.197% 11/15/30	200,000	214,584
•Series 2006-C4 A4 6.078% 6/15/38	918,000	1,009,576
Series 2006-C6 A4 5.372% 9/15/39	250,000	266,835
•Series 2007-C6 A4 5.858% 7/15/40	600,000	638,612
•Series 2007-C7 A3 5.866% 9/15/45	925,000	990,111
•Series 2008-C1 A2 6.315% 4/15/41	350,000	385,630
Merrill Lynch Mortgage Trust
•Series 2004-KEY2 A4 4.864% 8/12/39	150,000	159,997
•Series 2007-C1 A4 6.020% 6/12/50	255,000	273,587
Series 2008-C1 A3 5.71% 2/12/51	500,000	520,913
Merrill Lynch/Countrywide Commercial Mortgage Trust
•Series 2006-3 A2 5.291% 7/12/46	180,680	182,147
•Series 2006-4 A3 5.172% 12/12/49	750,000	787,085
Series 2007-5 A4 5.378% 8/12/48	320,000	331,549
Morgan Stanley Capital I
Series 2003-IQ6 A4 4.97% 12/15/41	250,000	265,361
Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	479,811
Series 2005-IQ9 A5 4.70% 7/15/56	750,000	784,356
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	501,075
•Series 2007-HQ12 A4 5.777% 4/12/49	200,000	203,989
•Series 2007-HQ12 A5 5.777% 4/12/49	250,000	256,724
•Series 2007-IQ15 A4 6.071% 6/11/49	250,000	266,318
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36	250,000	259,853
Wachovia Bank Commercial Mortgage Trust
•Series 2003-C8 A4 4.964% 11/15/35	350,000	370,299
•Series 2003-C9 A4 5.012% 12/15/35	300,000	318,238
Series 2004-C14 A2 4.368% 8/15/41	147,606	147,958
Series 2006-C26 A2 5.935% 6/15/45	604,551	608,863
•Series 2006-C27 AM 5.795% 7/15/45	250,000	257,787
Series 2007-C31 A2 5.421% 4/15/47	225,241	233,121
•Series 2007-C32 A3 5.932% 6/15/49	200,000	209,876
•Series 2007-C33 A5 6.097% 2/15/51	500,000	530,635
Series 2007-C34 A3 5.678% 5/15/46	500,000	530,295
Total Commercial Mortgage-Backed Securities (Cost $30,848,381)		34,497,149
Corporate Bonds– 20.72%
Aerospace & Defense – 0.32%
Boeing
1.875% 11/20/12	100,000	101,712
3.50% 2/15/15	100,000	104,950
4.875% 2/15/20	200,000	214,095
5.00% 3/15/14	200,000	218,673
6.00% 3/15/19	100,000	115,245
6.125% 2/15/33	50,000	56,739
6.875% 3/15/39	100,000	122,065
Embraer Overseas 6.375% 1/15/20	100,000	108,000
General Dynamics
4.25% 5/15/13	50,000	53,240
5.25% 2/1/14	200,000	221,254
Goodrich
4.875% 3/1/20	50,000	52,088
6.125% 3/1/19	100,000	112,249
Honeywell International
3.875% 2/15/14	155,000	165,517
4.25% 3/1/13	50,000	53,068
4.25% 3/1/21	50,000	50,420
5.00% 2/15/19	100,000	108,998
5.30% 3/1/18	100,000	110,880
5.375% 3/1/41	65,000	65,868
5.70% 3/15/37	100,000	106,999
L-3 Communications
4.75% 7/15/20	100,000	99,778
4.95% 2/15/21	100,000	100,778
Lockheed Martin
4.121% 3/14/13	100,000	105,826
4.25% 11/15/19	200,000	202,059
5.50% 11/15/39	100,000	99,494
6.15% 9/1/36	50,000	54,598
Northrop Grumman
1.85% 11/15/15	100,000	95,629
3.50% 3/15/21	100,000	92,896
3.70% 8/1/14	30,000	31,420
5.05% 11/15/40	100,000	93,938
Raytheon
4.40% 2/15/20	100,000	101,558
6.40% 12/15/18	50,000	58,445
7.20% 8/15/27	100,000	124,426
Rockwell Collins 5.25% 7/15/19	50,000	53,008
United Technologies
4.50% 4/15/20	210,000	218,947
4.875% 5/1/15	100,000	110,220
5.375% 12/15/17	150,000	168,927
5.40% 5/1/35	100,000	103,634
6.125% 2/1/19	100,000	116,838
6.125% 7/15/38	200,000	225,901
		4,400,380
Air Freight & Logistics – 0.09%
FedEx 8.00% 1/15/19	100,000	124,185
United Parcel Service
3.125% 1/15/21	600,000	557,106
3.875% 4/1/14	100,000	106,654
4.50% 1/15/13	50,000	53,144
4.875% 11/15/40	55,000	51,955
5.125% 4/1/19	200,000	222,848
6.20% 1/15/38	105,000	117,857
		1,233,749
Airlines – 0.05%
◆Continental Airlines 2009-1 Pass Through Trust 9.00% 7/8/16	187,874	213,237
◆Continental Airlines 2010-1 Class A Pass Through Trust 4.75% 1/12/21	100,000	98,000
◆Delta Air Lines 2009-1 Class A Pass Through Trust 7.75% 12/17/19	97,621	106,895
◆Delta Air Lines 2010-1 Class A Pass Through Trust 6.20% 7/2/18	98,829	102,535
◆Delta Air Lines 2010-2 Class A Pass Through Trust 4.95% 5/23/19	100,000	100,000
Southwest Airlines 5.125% 3/1/17	100,000	103,864
		724,531
Auto Components – 0.03%
Johnson Controls
1.75% 3/1/14	100,000	99,649
4.25% 3/1/21	60,000	59,397
5.00% 3/30/20	100,000	105,210
5.50% 1/15/16	100,000	110,787
5.70% 3/1/41	70,000	70,340
		445,383
Automobiles – 0.03%
Daimler Finance North America
6.50% 11/15/13	150,000	167,618
8.50% 1/18/31	200,000	269,553
		437,171
Beverages – 0.46%
Anheuser-Busch
4.95% 1/15/14	50,000	53,989
6.45% 9/1/37	100,000	113,220
Anheuser-Busch InBev World
2.875% 2/15/16	45,000	44,715
3.00% 10/15/12	200,000	205,806
4.125% 1/15/15	475,000	502,161
4.375% 2/15/21	30,000	29,950
5.375% 1/15/20	650,000	698,874
6.375% 1/15/40	200,000	224,963
7.75% 1/15/19	500,000	615,154
Bottling Group
4.625% 11/15/12	100,000	105,969
5.125% 1/15/19	200,000	219,436
6.95% 3/15/14	100,000	115,253
Brown-Foreman 2.50% 1/15/16	100,000	99,039
Coca-Cola
0.75% 11/15/13	100,000	98,620
1.50% 11/15/15	300,000	287,452
3.15% 11/15/20	170,000	158,494
3.625% 3/15/14	100,000	105,998
Coca-Cola Enterprises 3.50% 9/15/20	100,000	94,624
Coca-Cola HBC Finance 5.125% 9/17/13	50,000	53,492
Coca-Cola Refreshments USA
4.25% 3/1/15	100,000	107,514
7.375% 3/3/14	100,000	116,028
Diageo Capital
4.828% 7/15/20	100,000	103,559
5.50% 9/30/16	100,000	111,508
5.75% 10/23/17	100,000	112,248
5.875% 9/30/36	100,000	106,245
Diageo Finance
3.25% 1/15/15	100,000	102,718
5.30% 10/28/15	100,000	110,757
5.50% 4/1/13	200,000	216,656
Dr. Pepper Snapple Group
2.35% 12/21/12	100,000	101,996
2.90% 1/15/16	200,000	198,538
PepsiAmericas 4.375% 2/15/14	100,000	107,327
PepsiCo
3.10% 1/15/15	200,000	207,680
4.50% 1/15/20	100,000	104,526
4.65% 2/15/13	200,000	213,346
5.00% 6/1/18	150,000	163,799
5.50% 1/15/40	150,000	155,181
7.90% 11/1/18	200,000	254,231
		6,421,066
Biotechnology – 0.11%
Amgen
4.50% 3/15/20	150,000	153,604
4.85% 11/18/14	150,000	164,273
5.75% 3/15/40	200,000	204,412
6.15% 6/1/18	100,000	114,966
6.375% 6/1/37	100,000	111,231
6.40% 2/1/39	50,000	55,639
Biogen Idec 6.875% 3/1/18	100,000	113,441
Celgene 3.95% 10/15/20	100,000	94,549
Genentech
4.75% 7/15/15	100,000	108,880
5.25% 7/15/35	50,000	49,354
Genzyme 5.00% 6/15/20	100,000	106,397
Gilead Sciences 4.50% 4/1/21	100,000	99,008
Life Technologies
4.40% 3/1/15	100,000	104,445
6.00% 3/1/20	50,000	53,947
		1,534,146
Building Products – 0.04%
CRH America
5.30% 10/15/13	100,000	106,395
6.00% 9/30/16	150,000	161,877
8.125% 7/15/18	125,000	147,326
Lafarge 6.50% 7/15/16	100,000	106,037
Owens Corning 7.00% 12/1/36	100,000	100,642
		622,277
Capital Markets – 2.50%
Ameriprise Financial 7.30% 6/28/19	200,000	239,290
Bank of New York Mellon
1.50% 1/31/14	100,000	99,758
4.15% 2/1/21	100,000	99,017
4.30% 5/15/14	230,000	246,815
4.50% 4/1/13	200,000	213,271
4.95% 11/1/12	100,000	106,331
4.95% 3/15/15	150,000	161,491
5.45% 5/15/19	100,000	109,874
6.375% 4/1/12	41,000	43,186
BankAmerica Capital II 8.00% 12/15/26	100,000	102,750
Bear Stearns
4.65% 7/2/18	100,000	101,142
5.30% 10/30/15	200,000	215,769
5.55% 1/22/17	300,000	319,065
5.70% 11/15/14	250,000	275,010
6.40% 10/2/17	400,000	449,957
6.95% 8/10/12	300,000	323,087
7.25% 2/1/18	300,000	350,021
BlackRock
3.50% 12/10/14	100,000	104,648
5.00% 12/10/19	100,000	105,090
6.25% 9/15/17	100,000	114,897
China Development Bank 5.00% 10/15/15	100,000	108,271
Comerica Bank 5.75% 11/21/16	100,000	110,213
Credit Suisse USA
4.875% 1/15/15	100,000	107,528
5.125% 8/15/15	300,000	325,787
5.85% 8/16/16	100,000	112,197
7.125% 7/15/32	100,000	117,593
Deutsche Bank London
2.375% 1/11/13	300,000	304,992
3.25% 1/11/16	200,000	200,996
4.875% 5/20/13	250,000	265,941
5.375% 10/12/12	225,000	238,820
6.00% 9/1/17	500,000	555,055
Export-Import Bank Korea
4.00% 1/29/21	100,000	91,552
4.125% 9/9/15	100,000	102,826
5.125% 6/29/20	100,000	101,247
5.50% 10/17/12	100,000	105,329
5.875% 1/14/15	200,000	219,386
8.125% 1/21/14	200,000	229,557
Franklin Resources 4.625% 5/20/20	100,000	102,956
Goldman Sachs Capital I 6.345% 2/15/34	200,000	192,749
•Goldman Sachs Capital II 5.793% 12/29/49	100,000	86,750
Goldman Sachs Group
3.25% 6/15/12	400,000	413,359
3.625% 8/1/12	145,000	149,581
3.625% 2/7/16	300,000	297,492
3.70% 8/1/15	400,000	403,351
4.75% 7/15/13	200,000	212,051
5.125% 1/15/15	200,000	213,900
5.15% 1/15/14	500,000	536,986
5.35% 1/15/16	150,000	160,261
5.375% 3/15/20	200,000	203,425
5.45% 11/1/12	500,000	531,623
5.625% 1/15/17	500,000	527,554
5.95% 1/18/18	200,000	215,062
6.00% 5/1/14	230,000	252,739
6.00% 6/15/20	500,000	529,500
6.125% 2/15/33	250,000	255,444
6.15% 4/1/18	500,000	542,863
6.25% 9/1/17	200,000	219,276
6.25% 2/1/41	255,000	254,798
6.45% 5/1/36	100,000	98,097
6.75% 10/1/37	500,000	505,872
7.50% 2/15/19	225,000	261,754
Jefferies Group
5.875% 6/8/14	100,000	107,890
6.25% 1/15/36	100,000	92,711
8.50% 7/15/19	100,000	118,151
KFW
1.25% 6/15/12	200,000	201,544
1.375% 1/13/14	500,000	500,526
1.875% 1/14/13	700,000	712,983
2.25% 4/16/12	200,000	203,670
2.625% 3/3/15	200,000	205,393
2.75% 10/21/14	300,000	310,202
3.25% 3/15/13	100,000	104,500
3.50% 5/16/13	1,000,000	1,051,939
3.50% 3/10/14	300,000	317,616
4.00% 10/15/13	100,000	106,754
4.00% 1/27/20	500,000	517,298
4.125% 10/15/14	500,000	543,838
^4.349% 6/29/37	100,000	27,062
4.375% 3/15/18	200,000	215,223
4.50% 7/16/18	300,000	324,813
4.75% 5/15/12	300,000	313,868
4.875% 1/17/17	500,000	554,569
4.875% 6/17/19	500,000	553,649
5.125% 3/14/16	100,000	112,150
^5.241% 4/18/36	100,000	28,950
Korea Development Bank
3.25% 3/9/16	200,000	196,586
4.00% 9/9/16	100,000	101,308
5.30% 1/17/13	200,000	211,301
8.00% 1/23/14	200,000	228,412
Lazard Group 7.125% 5/15/15	100,000	109,958
Lloyds TSB Bank
4.875% 1/21/16	200,000	206,444
6.375% 1/21/21	200,000	208,799
Merrill Lynch
5.00% 1/15/15	400,000	423,545
5.45% 2/5/13	400,000	424,208
5.70% 5/2/17	200,000	207,822
6.05% 5/16/16	200,000	211,610
6.11% 1/29/37	200,000	190,281
6.15% 4/25/13	100,000	107,774
6.22% 9/15/26	250,000	249,180
6.40% 8/28/17	200,000	218,303
6.875% 4/25/18	550,000	611,743
7.75% 5/14/38	200,000	230,341
Morgan Stanley
1.95% 6/20/12	300,000	305,580
4.00% 7/24/15	100,000	101,728
4.10% 1/26/15	300,000	308,286
4.75% 4/1/14	400,000	417,096
5.30% 3/1/13	500,000	531,676
5.375% 10/15/15	200,000	212,677
5.45% 1/9/17	300,000	316,651
5.50% 1/26/20	200,000	201,218
5.50% 7/24/20	100,000	100,110
5.55% 4/27/17	350,000	368,619
5.625% 9/23/19	300,000	306,914
5.75% 10/18/16	200,000	214,389
5.75% 1/25/21	300,000	303,352
5.95% 12/28/17	300,000	322,690
6.00% 5/13/14	300,000	326,588
6.00% 4/28/15	300,000	327,028
6.25% 8/9/26	100,000	104,735
6.60% 4/1/12	200,000	211,519
6.625% 4/1/18	200,000	220,133
7.25% 4/1/32	100,000	117,267
7.30% 5/13/19	300,000	337,952
Nomura Holdings
4.125% 1/19/16	200,000	198,097
5.00% 3/4/15	100,000	103,638
6.70% 3/4/20	83,000	88,559
Northern Trust
3.45% 11/4/20	100,000	95,081
4.625% 5/1/14	25,000	27,017
5.50% 8/15/13	100,000	109,548
Oesterreichische Kontrolbank
4.75% 10/16/12	550,000	582,720
4.875% 2/16/16	200,000	220,888
Raymond James Financial 8.60% 8/15/19	200,000	239,469
Rentenbank
1.875% 9/24/12	200,000	203,370
3.25% 3/15/13	200,000	208,841
4.125% 7/15/13	400,000	426,952
5.125% 2/1/17	400,000	448,806
Schwab (Charles)
4.45% 7/22/20	100,000	101,787
4.95% 6/1/14	100,000	108,740
TD Ameritrade Holding 4.15% 12/1/14	100,000	104,189
UFJ Finance Aruba 6.75% 7/15/13	85,000	93,663
		34,625,689
Chemicals – 0.32%
Agrium
6.125% 1/15/41	45,000	46,972
6.75% 1/15/19	100,000	115,835
Air Products & Chemicals 4.375% 8/21/19	50,000	51,089
Airgas 2.85% 10/1/13	50,000	50,749
Cabot 5.00% 10/1/16	50,000	52,511
Dow Chemical
2.50% 2/15/16	60,000	57,885
4.25% 11/15/20	200,000	191,749
4.85% 8/15/12	100,000	104,792
5.90% 2/15/15	200,000	221,865
7.375% 11/1/29	125,000	150,408
7.60% 5/15/14	100,000	115,644
8.55% 5/15/19	355,000	449,424
9.40% 5/15/39	100,000	148,956
duPont (E.I.) deNemours
3.25% 1/15/15	350,000	363,277
4.75% 11/15/12	100,000	106,019
5.00% 7/15/13	50,000	53,983
5.25% 12/15/16	25,000	27,892
5.75% 3/15/19	100,000	111,939
6.00% 7/15/18	200,000	228,428
6.50% 1/15/28	150,000	171,363
Lubrizol 8.875% 2/1/19	50,000	64,358
Monsanto
5.125% 4/15/18	25,000	27,127
5.875% 4/15/38	50,000	54,370
7.375% 8/15/12	50,000	54,229
#Mosaic 144A 7.625% 12/1/16	100,000	108,018
Potash
3.75% 9/30/15	120,000	124,949
4.875% 3/30/20	10,000	10,388
6.50% 5/15/19	145,000	167,404
PPG Industries
1.90% 1/15/16	100,000	94,854
3.60% 11/15/20	100,000	94,344
7.70% 3/15/38	96,000	119,857
Praxair
2.125% 6/14/13	200,000	204,951
4.50% 8/15/19	100,000	104,341
4.625% 3/30/15	101,000	109,405
Rohm & Haas 5.60% 3/15/13	125,000	134,404
RPM International 6.125% 10/15/19	50,000	52,537
Valspar 7.25% 6/15/19	50,000	57,501
		4,403,817
Commercial Banks – 1.90%
Abbey National 7.95% 10/26/29	100,000	106,091
•Abbey National Capital Trust I 8.963% 12/29/49	100,000	109,761
American Express Centurion Bank
5.95% 6/12/17	100,000	110,106
6.00% 9/13/17	100,000	111,552
BAC Capital Trust XI 6.625% 5/23/36	150,000	148,559
Bank of America
4.50% 4/1/15	300,000	311,523
5.30% 3/15/17	150,000	154,195
6.00% 10/15/36	100,000	97,513
Bank of Montreal 2.125% 6/28/13	100,000	101,807
Bank of Nova Scotia
2.05% 10/7/15	200,000	195,301
2.25% 1/22/13	80,000	81,719
2.375% 12/17/13	300,000	306,277
3.40% 1/22/15	100,000	103,547
Bank One 8.00% 4/29/27	100,000	121,308
Barclays Bank
2.375% 1/13/14	200,000	201,267
2.50% 1/23/13	200,000	203,591
5.00% 9/22/16	150,000	159,217
5.125% 1/8/20	300,000	305,727
5.14% 10/14/20	200,000	189,613
5.20% 7/10/14	300,000	324,481
5.45% 9/12/12	100,000	106,108
6.75% 5/22/19	200,000	226,241
BB&T
3.20% 3/15/16	200,000	198,631
3.375% 9/25/13	100,000	104,138
3.95% 4/29/16	100,000	103,298
4.75% 10/1/12	100,000	104,890
4.90% 6/30/17	100,000	106,036
5.20% 12/23/15	100,000	107,516
5.70% 4/30/14	100,000	110,494
BNP Paribas
2.125% 12/21/12	100,000	101,371
3.25% 3/11/15	300,000	303,226
3.60% 2/23/16	100,000	100,281
5.00% 1/15/21	200,000	202,257
Canadian Imperial Bank of Commerce
1.45% 9/13/13	100,000	99,690
2.35% 12/11/15	150,000	145,664
Capital One Financial
6.15% 9/1/16	100,000	109,633
6.75% 9/15/17	100,000	115,175
7.375% 5/23/14	200,000	229,722
Capital One Capital VI 8.875% 5/15/40	175,000	185,719
Citibank North America
1.75% 12/28/12	400,000	407,223
1.875% 5/7/12	300,000	304,720
Comerica
3.00% 9/16/15	100,000	99,600
Compass Bank 6.40% 10/1/17	100,000	105,340
Credit Suisse 5.40% 1/14/20	200,000	202,346
Credit Suisse New York
2.20% 1/14/14	100,000	100,449
3.45% 7/2/12	100,000	103,067
3.50% 3/23/15	200,000	204,428
4.375% 8/5/20	200,000	195,722
5.00% 5/15/13	300,000	320,440
5.30% 8/13/19	100,000	105,295
5.50% 5/1/14	550,000	603,287
6.00% 2/15/18	200,000	212,719
Discover Bank 8.70% 11/18/19	100,000	119,995
Fifth Third Bancorp
5.45% 1/15/17	100,000	103,771
6.25% 5/1/13	100,000	108,525
8.25% 3/1/38	100,000	119,696
First Horizon National 5.375% 12/15/15	150,000	156,878
FleetBoston Financial 6.875% 1/15/28	200,000	208,923
HSBC Bank USA
4.625% 4/1/14	200,000	212,787
4.875% 8/24/20	150,000	147,115
5.00% 9/27/20	200,000	196,744
5.875% 11/1/34	100,000	98,170
7.00% 1/15/39	100,000	112,471
HSBC Holdings
5.10% 4/5/21	300,000	302,126
6.50% 5/2/36	200,000	205,356
6.50% 9/15/37	200,000	204,597
6.80% 6/1/38	200,000	210,085
#ICICI Bank 144A 6.625% 10/3/12	100,000	106,075
JPMorgan Chase Bank 6.00% 10/1/17	450,000	492,860
KeyBank
3.20% 6/15/12	100,000	103,305
5.45% 3/3/16	100,000	107,091
5.80% 7/1/14	150,000	163,940
KeyCorp 3.75% 8/13/15	100,000	101,146
Landesbank 6.35% 4/1/12	100,000	104,732
M&I Marshall & Ilsley Bank 4.85% 6/16/15	100,000	104,217
National City
4.90% 1/15/15	300,000	322,778
6.875% 5/15/19	100,000	114,341
PNC Bank 6.875% 4/1/18	150,000	170,323
PNC Funding
2.30% 6/22/12	150,000	153,296
5.125% 2/8/20	100,000	105,445
5.25% 11/15/15	200,000	215,295
6.70% 6/10/19	150,000	174,764
Rabobank
1.85% 1/10/14	250,000	249,708
4.50% 1/11/21	150,000	151,334
Royal Bank of Canada
2.10% 7/29/13	200,000	204,145
2.625% 12/15/15	100,000	99,774
Royal Bank of Scotland
3.40% 8/23/13	191,000	195,485
3.95% 9/21/15	200,000	200,354
4.375% 3/16/16	300,000	301,904
4.875% 3/16/15	200,000	208,061
5.00% 10/1/14	100,000	100,361
5.05% 1/8/15	100,000	100,107
5.625% 8/24/20	150,000	149,946
6.125% 1/11/21	100,000	102,996
6.40% 10/21/19	300,000	309,355
Sovereign Bank 5.125% 3/15/13	100,000	103,141
SunTrust Bank 5.00% 9/1/15	239,000	253,351
•SunTrust Capital VIII 6.10% 12/15/36	100,000	97,811
SVB Financial Group 5.375% 9/15/20	100,000	98,543
UBS
2.25% 8/12/13	250,000	252,565
4.875% 8/4/20	345,000	348,508
5.75% 4/25/18	200,000	215,773
5.875% 7/15/16	200,000	214,576
5.875% 12/20/17	200,000	218,696
•UBS Preferred Funding Trust V 6.243% 5/29/49	100,000	99,750
UnionBanCal 5.25% 12/16/13	40,000	42,837
US Bancorp
1.375% 9/13/13	200,000	199,749
1.80% 5/15/12	200,000	203,028
2.45% 7/27/15	200,000	197,934
3.15% 3/4/15	100,000	102,402
4.20% 5/15/14	100,000	106,534
US Bank 4.95% 10/30/14	250,000	272,284
USB Capital XIII Trust 6.625% 12/15/39	50,000	52,515
Wachovia
5.50% 5/1/13	300,000	323,462
5.625% 10/15/16	100,000	108,194
5.75% 2/1/18	100,000	110,321
Wachovia Bank
4.875% 2/1/15	250,000	266,440
5.85% 2/1/37	350,000	358,367
6.00% 11/15/17	800,000	889,464
6.60% 1/15/38	200,000	225,414
Wells Fargo
2.125% 6/15/12	100,000	101,941
3.676% 6/15/16	250,000	251,773
3.75% 2/15/16	200,000	209,732
4.375% 1/31/13	250,000	263,442
4.95% 10/16/13	500,000	534,353
5.125% 9/1/12	500,000	527,364
5.25% 10/23/12	400,000	424,168
5.625% 12/11/17	150,000	164,062
Wells Fargo Bank 4.75% 2/9/15	200,000	213,009
•Wells Fargo Capital XIII 7.70% 12/29/49	200,000	207,000
•Wells Fargo Capital XV 9.75% 12/29/49	200,000	220,500
Westpac Banking
2.10% 8/2/13	200,000	201,997
2.25% 11/19/12	100,000	101,762
3.00% 8/4/15	300,000	299,557
4.20% 2/27/15	200,000	209,460
4.875% 11/19/19	250,000	258,088
Zions Bancorp 7.75% 9/23/14	100,000	108,684
		26,246,809
Commercial Services & Supplies – 0.15%
Allied Waste North America 6.875% 6/1/17	50,000	54,569
Avery Dennison 5.375% 4/15/20	50,000	52,030
Block Financial 5.125% 10/30/14	100,000	103,226
Browning-Ferris Industries 7.40% 9/15/35	100,000	118,653
Donnelley & Sons (R.H.)
7.625% 6/15/20	100,000	105,382
8.60% 8/15/16	100,000	114,403
11.25% 2/1/19	50,000	63,000
Dun & Bradstreet 2.875% 11/15/15	55,000	53,972
Equifax 4.45% 12/1/14	50,000	52,867
Pitney Bowes
4.75% 1/15/16	100,000	103,955
4.75% 5/15/18	200,000	201,301
4.875% 8/15/14	100,000	104,918
Republic Services
5.25% 11/15/21	100,000	104,899
5.50% 9/15/19	99,000	106,400
#SAIC 144A
4.45% 12/1/20	100,000	100,817
5.95% 12/1/40	100,000	103,623
Waste Management
5.00% 3/15/14	25,000	26,990
6.125% 11/30/39	100,000	104,147
6.375% 3/11/15	150,000	170,146
7.00% 7/15/28	125,000	146,419
7.375% 3/11/19	100,000	120,586
		2,112,303
Communications Equipment – 0.15%
Cisco Systems
1.625% 3/14/14	200,000	199,814
2.90% 11/17/14	200,000	207,800
4.95% 2/15/19	450,000	483,877
5.50% 1/15/40	200,000	196,998
5.90% 2/15/39	300,000	312,380
5.50% 2/22/16	30,000	33,721
Corning
4.25% 8/15/20	65,000	64,526
5.75% 8/15/40	25,000	24,980
6.625% 5/15/19	20,000	23,103
Harris
5.95% 12/1/17	150,000	166,658
6.375% 6/15/19	35,000	39,878
Juniper Networks
4.60% 3/15/21	100,000	99,876
5.95% 3/15/41	100,000	99,093
Motorola Solutions 6.00% 11/15/17	150,000	164,386
		2,117,090
Computers & Peripherals – 0.26%
Dell
2.30% 9/10/15	100,000	97,868
3.375% 6/15/12	130,000	133,871
5.875% 6/15/19	100,000	109,868
6.50% 4/15/38	50,000	54,063
7.10% 4/15/28	50,000	56,593
Hewlett-Packard
1.25% 9/13/13	200,000	199,534
4.50% 3/1/13	300,000	319,700
4.75% 6/2/14	400,000	435,265
5.50% 3/1/18	200,000	222,380
6.125% 3/1/14	100,000	112,085
International Business Machines
1.00% 8/5/13	205,000	203,896
2.00% 1/5/16	100,000	97,398
2.10% 5/6/13	100,000	102,088
4.75% 11/29/12	200,000	212,631
5.60% 11/30/39	210,000	220,331
5.70% 9/14/17	200,000	226,678
5.875% 11/29/32	120,000	132,683
6.50% 10/15/13	200,000	225,315
7.625% 10/15/18	300,000	376,014
		3,538,261
Consumer Finance – 0.46%
American Express
5.50% 4/16/13	200,000	214,612
6.15% 8/28/17	300,000	336,163
•6.80% 9/1/66	100,000	102,750
7.00% 3/19/18	100,000	117,037
7.25% 5/20/14	200,000	227,649
8.125% 5/20/19	100,000	124,961
8.15% 3/19/38	100,000	134,141
American Express Credit
2.75% 9/15/15	200,000	196,590
5.125% 8/25/14	100,000	107,954
5.875% 5/2/13	250,000	270,059
7.30% 8/20/13	200,000	223,756
Capital One Bank USA 8.80% 7/15/19	200,000	251,860
Capital One Capital III 7.686% 8/15/36	200,000	207,750
Discover Financial Services 10.25% 7/15/19	100,000	128,838
HSBC Finance
5.00% 6/30/15	500,000	536,292
6.375% 11/27/12	500,000	538,292
#144A 6.676% 1/15/21	223,000	231,886
•HSBC Finance Capital Trust IX 5.911% 11/30/35	100,000	96,750
John Deere Capital
2.875% 6/19/12	150,000	154,392
4.50% 4/3/13	200,000	212,766
4.90% 9/9/13	100,000	108,629
5.50% 4/13/17	150,000	167,476
ORIX 4.71% 4/27/15	85,000	86,391
PACCAR Financial
1.95% 12/17/12	100,000	101,560
2.05% 6/17/13	100,000	101,139
SLM
5.00% 10/1/13	100,000	103,569
5.375% 1/15/13	100,000	104,059
5.375% 5/15/14	150,000	155,659
6.25% 1/25/16	250,000	260,895
8.00% 3/25/20	250,000	272,941
8.45% 6/15/18	150,000	168,230
Toyota Motor Credit
1.375% 8/12/13	100,000	99,683
3.20% 6/17/15	200,000	203,520
		6,348,249
Containers – 0.01%
Bemis
5.65% 8/1/14	165,000	179,571
6.80% 8/1/19	10,000	11,384
		190,955
Diversified Consumer Services – 0.04%
John Hopkins University 5.25% 7/1/19	50,000	55,140
Princeton University
4.95% 3/1/19	100,000	108,604
5.70% 3/1/39	50,000	54,319
Stanford University 3.625% 5/1/14	100,000	106,248
Trustees of Dartmouth College 4.75% 6/1/19	50,000	53,356
Vanderbilt University 5.25% 4/1/19	50,000	55,009
Yale University 2.90% 10/15/14	100,000	103,387
		536,063
Diversified Financial Services – 2.42%
Allstate Life Global Funding Trusts 5.375% 4/30/13	200,000	215,880
Ally Financial
1.75% 10/30/12	300,000	305,139
2.20% 12/19/12	250,000	256,234
Bank of America
2.10% 4/30/12	400,000	407,438
2.375% 6/22/12	200,000	204,675
3.125% 6/15/12	650,000	670,424
3.70% 9/1/15	200,000	200,523
4.75% 8/1/15	100,000	104,509
4.90% 5/1/13	100,000	105,578
5.375% 9/11/12	250,000	263,333
5.42% 3/15/17	200,000	204,435
5.625% 10/14/16	400,000	427,319
5.65% 5/1/18	500,000	523,302
5.75% 12/1/17	300,000	316,520
5.875% 1/5/21	500,000	523,059
6.50% 8/1/16	200,000	221,576
7.25% 10/15/25	30,000	31,544
7.375% 5/15/14	600,000	678,070
7.625% 6/1/19	300,000	348,000
BP Capital Markets
3.625% 5/8/14	100,000	103,937
3.875% 3/10/15	300,000	311,794
4.75% 3/10/19	300,000	312,693
5.25% 11/7/13	300,000	324,637
Caterpillar Finance Services
1.65% 4/1/14	100,000	99,750
1.90% 12/17/12	125,000	127,022
2.00% 4/5/13	100,000	101,817
2.65% 4/1/16	100,000	99,362
4.90% 8/15/13	50,000	53,952
5.50% 3/15/16	200,000	223,451
6.125% 2/17/14	300,000	338,140
7.15% 2/15/19	200,000	245,186
Citigroup
2.125% 4/30/12	450,000	458,634
4.587% 12/15/15	500,000	517,569
5.00% 9/15/14	250,000	261,257
5.30% 10/17/12	300,000	316,685
5.375% 8/9/20	200,000	206,268
5.50% 4/11/13	300,000	321,159
5.50% 10/15/14	200,000	215,894
5.50% 2/15/17	450,000	468,057
5.625% 8/27/12	100,000	105,156
5.85% 8/2/16	100,000	108,480
5.875% 2/22/33	200,000	188,585
5.875% 5/29/37	300,000	293,699
6.00% 12/13/13	500,000	544,003
6.00% 8/15/17	100,000	108,784
6.00% 10/31/33	100,000	95,777
6.01% 1/15/15	300,000	328,123
6.125% 11/21/17	300,000	327,345
6.125% 5/15/18	125,000	136,537
6.125% 8/25/36	200,000	191,316
6.375% 8/12/14	500,000	553,140
6.50% 8/19/13	100,000	109,396
6.625% 6/15/32	100,000	103,601
6.875% 3/5/38	350,000	385,867
8.125% 7/15/39	150,000	188,622
8.50% 5/22/19	300,000	370,730
Citigroup Funding
1.875% 10/22/12	200,000	203,861
1.875% 11/15/12	300,000	305,808
2.125% 7/12/12	200,000	204,235
2.25% 12/10/12	200,000	205,130
CME Group 5.75% 2/15/14	200,000	221,474
Countrywide Financial
5.80% 6/7/12	500,000	526,081
6.25% 5/15/16	200,000	213,751
•GE Capital Trust I 6.375% 11/15/67	100,000	102,750
General Electric Capital
1.875% 9/16/13	100,000	100,025
2.00% 9/28/12	400,000	408,383
2.125% 12/21/12	500,000	512,028
2.20% 6/8/12	300,000	306,272
2.25% 11/9/15	200,000	192,341
2.625% 12/28/12	300,000	309,766
2.80% 1/8/13	300,000	307,091
3.50% 8/13/12	100,000	103,260
3.75% 11/14/14	100,000	104,277
4.375% 9/16/20	500,000	486,828
4.80% 5/1/13	200,000	212,608
4.875% 3/4/15	500,000	539,588
5.25% 10/19/12	500,000	530,447
5.30% 2/11/21	175,000	178,081
5.375% 10/20/16	400,000	435,040
5.45% 1/15/13	200,000	213,963
5.50% 1/8/20	100,000	105,986
5.625% 9/15/17	200,000	217,320
5.625% 5/1/18	550,000	595,486
5.875% 1/14/38	500,000	495,286
5.90% 5/13/14	600,000	662,711
6.00% 6/15/12	500,000	529,622
6.00% 8/7/19	100,000	109,357
•6.375% 11/15/67	100,000	103,125
6.75% 3/15/32	530,000	584,078
6.875% 1/10/39	500,000	559,828
#International Lease Finance 144A 6.75% 9/1/16	300,000	322,500
JPMorgan Chase
2.125% 6/22/12	300,000	306,031
2.125% 12/26/12	300,000	307,497
2.20% 6/15/12	200,000	204,544
3.45% 3/1/16	250,000	249,386
3.70% 1/20/15	200,000	205,924
4.40% 7/22/20	700,000	677,719
4.65% 6/1/14	300,000	320,891
4.75% 5/1/13	400,000	425,133
5.125% 9/15/14	800,000	859,335
5.375% 10/1/12	100,000	106,237
5.50% 10/15/40	100,000	98,067
6.00% 1/15/18	400,000	439,209
6.30% 4/23/19	200,000	221,731
6.40% 5/15/38	200,000	221,715
JPMorgan Chase Capital XVIII 6.95% 8/17/36	100,000	102,119
JPMorgan Chase Capital XX 6.55% 9/29/36	200,000	203,911
JPMorgan Chase Capital XXII 6.45% 2/2/37	150,000	151,434
JPMorgan Chase Capital XXVII 7.00% 11/1/39	100,000	103,361
•MUFG Capital Finance 1 6.346% 7/29/49	200,000	200,474
NASDAQ OMX Group
4.00% 1/15/15	100,000	99,386
5.25% 1/16/18	60,000	60,066
5.55% 1/15/20	100,000	98,094
National Rural Utilities Cooperative Finance
3.05% 3/1/16	100,000	100,698
4.75% 3/1/14	250,000	270,148
5.45% 2/1/18	25,000	27,427
5.50% 7/1/13	100,000	109,166
8.00% 3/1/32	150,000	194,166
10.375% 11/1/18	100,000	136,730
NYSE Euronext 4.80% 6/28/13	100,000	106,732
Private Export Funding
4.30% 12/15/21	100,000	102,596
4.55% 5/15/15	100,000	109,991
4.95% 11/15/15	100,000	111,260
TECO Finance 6.572% 11/1/17	100,000	113,766
		33,507,314
Diversified Telecommunication Services – 0.97%
AT&T
2.50% 8/15/15	200,000	198,720
4.85% 2/15/14	100,000	108,216
4.95% 1/15/13	150,000	159,835
5.10% 9/15/14	50,000	54,721
5.50% 2/1/18	500,000	546,578
5.625% 6/15/16	100,000	111,993
5.80% 2/15/19	150,000	166,884
6.30% 1/15/38	200,000	202,233
6.40% 5/15/38	50,000	51,214
6.50% 3/15/29	100,000	106,091
6.55% 2/15/39	350,000	365,974
6.70% 11/15/13	500,000	563,162
6.80% 5/15/36	200,000	214,546
8.00% 11/15/31	160,000	201,028
#144A 5.35% 9/1/40	438,000	393,706
BellSouth
5.20% 9/15/14	200,000	218,848
6.55% 6/15/34	100,000	104,985
6.875% 10/15/31	100,000	109,088
British Telecommunications
5.15% 1/15/13	200,000	212,864
9.875% 12/15/30	200,000	277,351
CenturyLink 7.60% 9/15/39	100,000	107,445
Deutsche Telekom International Finance
5.25% 7/22/13	200,000	216,254
5.75% 3/23/16	300,000	336,244
6.00% 7/8/19	250,000	286,196
8.50% 6/15/30	200,000	262,908
Embarq
7.082% 6/1/16	325,000	369,991
7.995% 6/1/36	150,000	169,599
France Telecom
5.375% 7/8/19	300,000	330,322
8.75% 3/1/31	300,000	404,781
GTE
6.94% 4/15/28	100,000	111,156
8.75% 11/1/21	100,000	129,261
Koninklijke KPN 8.375% 10/1/30	100,000	129,367
Nokia
5.375% 5/15/19	100,000	102,302
6.625% 5/15/39	40,000	40,560
Pacific Bell Telephone 6.625% 10/15/34	100,000	101,166
Qwest
7.50% 6/15/23	100,000	100,750
8.375% 5/1/16	200,000	239,000
Telecom Italia Capital
5.25% 11/15/13	100,000	105,659
5.25% 10/1/15	100,000	103,609
6.175% 6/18/14	200,000	214,896
7.175% 6/18/19	100,000	109,484
7.20% 7/18/36	100,000	100,647
7.721% 6/4/38	250,000	265,622
Telefonica Emisiones
2.582% 4/26/13	100,000	101,006
3.729% 4/27/15	75,000	75,768
3.992% 2/16/16	170,000	171,010
4.949% 1/15/15	85,000	89,763
5.134% 4/27/20	90,000	89,707
5.462% 2/16/21	140,000	142,048
5.877% 7/15/19	100,000	105,329
6.421% 6/20/16	175,000	194,677
7.045% 6/20/36	175,000	190,332
Telefonica Europe 8.25% 9/15/30	200,000	242,261
Telefonos de Mexico 5.50% 11/15/19	100,000	106,441
Verizon Communications
4.35% 2/15/13	200,000	211,254
4.60% 4/1/21	500,000	498,847
5.25% 4/15/13	100,000	107,817
5.50% 4/1/17	200,000	220,806
5.50% 2/15/18	150,000	163,762
6.35% 4/1/19	250,000	284,722
6.40% 2/15/38	200,000	210,232
6.90% 4/15/38	250,000	278,354
7.35% 4/1/39	100,000	116,935
8.75% 11/1/18	100,000	128,131
8.95% 3/1/39	200,000	273,459
Verizon Florida 6.125% 1/15/13	100,000	107,659
Verizon Global Funding
7.375% 9/1/12	400,000	435,320
7.75% 12/1/30	200,000	241,553
		13,492,449
Electric Utilities – 1.25%
AEP Texas Central Transition Funding 5.17% 1/1/20	250,000	276,794
Alabama Power
5.50% 3/15/41	85,000	86,341
5.80% 11/15/13	200,000	221,774
6.125% 5/15/38	100,000	109,601
Ameren 8.875% 5/15/14	100,000	115,114
Ameren Energy Generating 6.30% 4/1/20	150,000	147,690
Appalachian Power 5.00% 3/1/17	100,000	105,370
Atlantic City Electric 7.75% 11/15/18	15,000	18,296
Baltimore Gas & Electric 6.35% 10/1/36	100,000	108,780
Carolina Power & Light
5.125% 9/15/13	100,000	108,592
5.30% 1/15/19	100,000	109,456
6.30% 4/1/38	50,000	56,486
6.50% 7/15/12	100,000	106,791
CenterPoint Energy Houston Electric 5.75% 1/15/14	100,000	109,693
Cincinnati Gas & Electric 5.70% 9/15/12	50,000	53,227
Cleco Power 6.50% 12/1/35	50,000	50,967
Cleveland Electric Illuminating
5.70% 4/1/17	100,000	106,476
5.95% 12/15/36	100,000	93,837
Columbus Southern Power 5.50% 3/1/13	150,000	161,139
Commonwealth Edison
1.625% 1/15/14	100,000	99,430
4.00% 8/1/20	100,000	96,748
5.80% 3/15/18	200,000	221,265
6.45% 1/15/38	100,000	109,597
Connecticut Light & Power 5.65% 5/1/18	100,000	111,186
Consolidated Edison
4.875% 2/1/13	100,000	106,080
5.70% 6/15/40	100,000	104,480
5.85% 3/15/36	100,000	105,515
6.30% 8/15/37	20,000	22,535
6.75% 4/1/38	25,000	29,594
7.125% 12/1/18	200,000	241,893
Consumers Energy
5.65% 9/15/18	100,000	111,013
5.65% 4/15/20	100,000	110,967
Dayton Power & Light 5.125% 10/1/13	100,000	109,003
Detroit Edison 6.625% 6/1/36	100,000	116,082
Duke Energy
3.35% 4/1/15	100,000	102,229
5.05% 9/15/19	100,000	104,333
5.65% 6/15/13	100,000	108,878
Duke Energy Carolinas
4.30% 6/15/20	100,000	101,292
5.30% 2/15/40	100,000	98,640
6.10% 6/1/37	170,000	182,488
7.00% 11/15/18	100,000	120,029
Duke Energy Indiana
6.12% 10/15/35	100,000	104,251
6.45% 4/1/39	130,000	146,666
Duke Energy Ohio
2.10% 6/15/13	100,000	101,987
5.45% 4/1/19	50,000	55,063
Energy East 6.75% 7/15/36	100,000	105,080
Entergy 5.125% 9/15/20	100,000	97,773
Entergy Texas 7.125% 2/1/19	455,000	530,730
Exelon 4.90% 6/15/15	150,000	157,784
Exelon Generation
5.35% 1/15/14	100,000	107,498
6.20% 10/1/17	25,000	27,730
FirstEnergy 7.375% 11/15/31	100,000	108,617
FirstEnergy Solutions
4.80% 2/15/15	80,000	84,000
6.05% 8/15/21	100,000	103,820
6.80% 8/15/39	150,000	149,180
Florida Power
5.65% 6/15/18	150,000	168,027
6.40% 6/15/38	200,000	225,437
Florida Power & Light
5.69% 3/1/40	50,000	52,159
5.85% 5/1/37	100,000	106,938
5.95% 2/1/38	100,000	107,990
5.96% 4/1/39	100,000	108,294
6.20% 6/1/36	100,000	111,032
FPL Group Capital
2.55% 11/15/13	100,000	101,827
6.00% 3/1/19	200,000	219,358
Georgia Power
4.25% 12/1/19	80,000	82,043
4.75% 9/1/40	100,000	89,888
5.25% 12/15/15	25,000	27,785
5.95% 2/1/39	100,000	106,617
Hydro Quebec
8.00% 2/1/13	100,000	111,773
8.05% 7/7/24	250,000	335,786
8.50% 12/1/29	115,000	164,641
Indiana Michigan Power 7.00% 3/15/19	100,000	117,570
Interstate Power & Light 6.25% 7/15/39	130,000	142,048
Jersey Central Power & Light 7.35% 2/1/19	100,000	118,907
Kansas City Power & Light 6.375% 3/1/18	200,000	224,191
#Kentucky Utilities 144A
1.625% 11/1/15	100,000	95,172
3.25% 11/1/20	100,000	92,805
5.125% 11/1/40	100,000	96,056
#LG&E & KU Energy 144A 2.125% 11/15/15	200,000	190,384
MidAmerican Energy
5.30% 3/15/18	100,000	109,852
5.75% 11/1/35	25,000	25,860
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	111,682
5.875% 10/1/12	100,000	106,832
5.95% 5/15/37	25,000	25,866
6.125% 4/1/36	150,000	159,622
6.50% 9/15/37	100,000	110,958
Nevada Power
6.50% 8/1/18	50,000	57,456
7.125% 3/15/19	100,000	117,887
Northern States Power
5.25% 3/1/18	100,000	109,181
5.35% 11/1/39	40,000	40,332
6.20% 7/1/37	100,000	112,775
NSTAR Electric 4.875% 10/15/12	100,000	105,500
Ohio Edison 8.25% 10/15/38	100,000	128,614
Ohio Power 5.375% 10/1/21	125,000	133,214
Oncor Electric Delivery
5.95% 9/1/13	200,000	218,311
6.375% 5/1/12	175,000	183,923
7.00% 5/1/32	50,000	56,758
Ontario Electricity Financial 7.45% 3/31/13	100,000	111,956
Pacific Gas & Electric
6.05% 3/1/34	300,000	313,592
6.25% 12/1/13	100,000	110,579
6.25% 3/1/39	200,000	213,136
8.25% 10/15/18	200,000	255,842
PacifiCorp
5.75% 4/1/37	100,000	104,243
6.00% 1/15/39	100,000	107,921
6.35% 7/15/38	25,000	28,123
7.70% 11/15/31	100,000	126,584
PECO Energy 5.95% 10/1/36	100,000	106,657
Portland General Electric 6.10% 4/15/19	100,000	114,452
Potomac Electric Power 7.90% 12/15/38	100,000	134,037
PPL Electric Utilities 6.25% 5/15/39	30,000	33,139
PPL Energy Supply 6.50% 5/1/18	25,000	27,952
Progress Energy
6.00% 12/1/39	50,000	51,577
7.05% 3/15/19	100,000	118,124
7.75% 3/1/31	150,000	186,456
Public Service Electric & Gas
3.50% 8/15/20	150,000	142,730
5.30% 5/1/18	50,000	55,005
5.375% 9/1/13	50,000	54,772
5.50% 3/1/40	100,000	100,820
Public Service of Colorado
3.20% 11/15/20	100,000	93,142
5.125% 6/1/19	135,000	146,854
6.25% 9/1/37	100,000	112,751
Public Service of Oklahoma 5.15% 12/1/19	75,000	79,124
San Diego Gas & Electric 6.00% 6/1/39	110,000	121,827
Scottish Power 5.375% 3/15/15	100,000	105,133
Sierra Pacific Power 6.00% 5/15/16	100,000	112,820
South Carolina Electric & Gas
5.25% 11/1/18	80,000	87,409
6.05% 1/15/38	25,000	27,124
Southern 4.15% 5/15/14	50,000	52,937
Southern California Edison
4.50% 9/1/40	100,000	87,699
5.75% 3/15/14	100,000	111,168
5.95% 2/1/38	25,000	26,960
6.00% 1/15/34	200,000	218,009
6.05% 3/15/39	170,000	186,022
6.65% 4/1/29	100,000	113,116
Southern Power 4.875% 7/15/15	100,000	107,446
Southwestern Electric Power 6.20% 3/15/40	200,000	200,178
Tampa Electric 6.10% 5/15/18	50,000	56,742
Toledo Edison 7.25% 5/1/20	30,000	35,525
Union Electric
6.70% 2/1/19	150,000	173,375
8.45% 3/15/39	80,000	109,954
Virginia Electric & Power
4.75% 3/1/13	50,000	53,255
5.00% 6/30/19	200,000	213,485
6.00% 5/15/37	25,000	26,927
6.35% 11/30/37	100,000	112,672
8.875% 11/15/38	100,000	145,501
Westar Energy 6.00% 7/1/14	100,000	109,883
Wisconsin Electric Power
4.25% 12/15/19	25,000	25,865
6.00% 4/1/14	100,000	111,901
		17,313,732
Electrical Equipment – 0.05%
Cooper
2.375% 1/15/16	100,000	98,262
3.875% 12/15/20	100,000	97,234
5.25% 11/15/12	25,000	26,604
Emerson Electric
4.125% 4/15/15	100,000	106,327
4.25% 11/15/20	50,000	50,808
5.25% 10/15/18	125,000	137,863
5.25% 11/15/39	50,000	50,108
Roper Industries 6.25% 9/1/19	100,000	110,473
		677,679
Electronic Equipment, Instruments & Components – 0.06%
Agilent Technologies
5.00% 7/15/20	100,000	102,417
5.50% 9/14/15	100,000	108,867
Amphenol 4.75% 11/15/14	100,000	107,385
Arrow Electronics 6.00% 4/1/20	50,000	53,009
Avnet 5.875% 3/15/14	100,000	107,577
Koninklijke Philips Electronics
5.75% 3/11/18	200,000	224,489
6.875% 3/11/38	50,000	59,574
		763,318
Energy Equipment & Services – 0.20%
Baker Hughes
5.125% 9/15/40	100,000	95,187
6.50% 11/15/13	50,000	56,337
6.875% 1/15/29	100,000	116,774
Cameron International 6.375% 7/15/18	100,000	112,448
Diamond Offshore Drilling
5.70% 10/15/39	100,000	99,093
5.875% 5/1/19	40,000	43,985
Ensco
3.25% 3/15/16	100,000	99,745
4.70% 3/15/21	150,000	149,184
Global Marine 7.00% 6/1/28	150,000	160,034
Halliburton
5.90% 9/15/18	50,000	56,824
7.45% 9/15/39	200,000	253,518
Nabors Industries
6.15% 2/15/18	100,000	109,639
9.25% 1/15/19	150,000	189,358
Rowan 7.875% 8/1/19	65,000	77,223
Transocean
4.95% 11/15/15	200,000	211,579
6.00% 3/15/18	125,000	135,152
6.50% 11/15/20	100,000	110,454
6.80% 3/15/38	50,000	52,730
Weatherford International
5.15% 3/15/13	3,000	3,177
6.00% 3/15/18	150,000	162,520
6.75% 9/15/40	100,000	103,996
7.00% 3/15/38	150,000	159,372
9.625% 3/1/19	100,000	127,544
9.875% 3/1/39	50,000	68,265
		2,754,138
Food & Staples Retailing – 0.36%
Costco Wholesale 5.50% 3/15/17	50,000	57,026
CVS Caremark
3.25% 5/18/15	100,000	101,679
4.75% 5/18/20	100,000	102,262
5.75% 6/1/17	150,000	165,439
6.125% 9/15/39	100,000	102,174
6.25% 6/1/27	130,000	142,761
•6.302% 6/1/37	100,000	98,277
6.60% 3/15/19	100,000	114,889
Delhaize America 9.00% 4/15/31	125,000	159,470
Delhaize Group 5.875% 2/1/14	45,000	49,163
Kroger
3.90% 10/1/15	130,000	135,073
5.00% 4/15/13	100,000	106,898
6.15% 1/15/20	200,000	225,941
6.90% 4/15/38	100,000	113,057
Safeway
3.95% 8/15/20	120,000	113,721
6.25% 3/15/14	100,000	110,643
6.35% 8/15/17	50,000	55,968
Sysco
5.375% 3/17/19	100,000	110,257
6.625% 3/17/39	50,000	60,819
Walgreen
4.875% 8/1/13	100,000	108,413
5.25% 1/15/19	50,000	55,065
Wal-Mart Stores
3.20% 5/15/14	400,000	419,321
3.25% 10/25/20	300,000	280,794
3.625% 7/8/20	100,000	96,936
4.125% 2/1/19	100,000	102,930
4.25% 4/15/13	300,000	319,250
4.55% 5/1/13	100,000	107,234
4.875% 7/8/40	300,000	274,683
5.25% 9/1/35	100,000	98,088
5.80% 2/15/18	200,000	228,091
5.875% 4/5/27	100,000	110,081
6.20% 4/15/38	300,000	330,493
6.50% 8/15/37	225,000	256,961
7.55% 2/15/30	100,000	127,543
		5,041,400
Food Products – 0.34%
Archer-Daniels-Midland
4.479% 3/1/21	35,000	35,460
5.375% 9/15/35	100,000	100,676
5.45% 3/15/18	100,000	111,325
5.765% 3/1/41	40,000	41,102
Bunge Limited Finance
4.10% 3/15/16	100,000	100,360
8.50% 6/15/19	135,000	160,552
Campbell Soup
3.05% 7/15/17	100,000	100,455
3.375% 8/15/14	100,000	104,961
4.50% 2/15/19	35,000	36,696
ConAgra Foods
5.819% 6/15/17	50,000	54,469
7.00% 4/15/19	100,000	113,621
8.25% 9/15/30	100,000	119,591
Corn Products International 3.20% 11/1/15	100,000	99,934
General Mills
5.20% 3/17/15	300,000	329,792
5.40% 6/15/40	45,000	44,442
5.65% 2/15/19	100,000	111,022
Heinz (H.J.) 5.35% 7/15/13	100,000	108,678
Heinz (H.J.) Finance 6.75% 3/15/32	30,000	34,041
Hershey 5.00% 4/1/13	100,000	107,187
Kellogg
4.00% 12/15/20	100,000	98,064
4.25% 3/6/13	150,000	158,246
7.45% 4/1/31	100,000	124,947
Kraft Foods
2.625% 5/8/13	200,000	204,793
4.125% 2/9/16	50,000	51,933
5.375% 2/10/20	100,000	105,761
6.125% 2/1/18	150,000	167,915
6.25% 6/1/12	275,000	291,788
6.50% 8/11/17	500,000	570,929
6.50% 11/1/31	100,000	110,192
6.50% 2/9/40	300,000	321,505
6.875% 2/1/38	50,000	55,613
Ralcorp Holdings 6.625% 8/15/39	50,000	51,491
Sara Lee 6.125% 11/1/32	125,000	114,006
Unilever Capital
2.75% 2/10/16	100,000	100,514
4.25% 2/10/21	100,000	101,615
4.80% 2/15/19	100,000	107,235
5.90% 11/15/32	100,000	111,195
		4,762,106
Gas Utilities – 0.10%
AGL Capital
5.25% 8/15/19	100,000	105,484
5.875% 3/15/41	70,000	70,097
Atmos Energy
4.95% 10/15/14	100,000	106,184
8.50% 3/15/19	100,000	125,106
CenterPoint Energy Resources
6.00% 5/15/18	100,000	111,423
7.875% 4/1/13	50,000	55,981
#144A 4.50% 1/15/21	65,000	63,841
#144A 5.85% 1/15/41	115,000	114,298
Consolidated Natural Gas 5.00% 12/1/14	300,000	328,390
National Grid 6.30% 8/1/16	100,000	113,712
Questar 2.75% 2/1/16	85,000	84,111
Southern California Gas 5.75% 11/15/35	100,000	106,958
Southern Union 7.60% 2/1/24	45,000	50,176
		1,435,761
Health Care Equipment & Supplies – 0.18%
Bard (C.R.)
2.875% 1/15/16	100,000	100,238
4.40% 1/15/21	65,000	66,055
Baxter International
4.50% 8/15/19	100,000	104,350
4.625% 3/15/15	150,000	163,351
6.25% 12/1/37	50,000	56,931
Beckman Coulter 6.00% 6/1/15	50,000	54,661
Becton Dickinson
3.25% 11/12/20	100,000	93,419
5.00% 11/12/40	35,000	33,114
6.00% 5/15/39	100,000	109,157
CareFusion
4.125% 8/1/12	200,000	206,661
6.375% 8/1/19	50,000	55,984
Covidien International Finance
1.875% 6/15/13	100,000	101,022
2.80% 6/15/15	100,000	100,289
4.20% 6/15/20	100,000	99,399
6.00% 10/15/17	25,000	28,531
6.55% 10/15/37	100,000	114,210
Hospira
5.90% 6/15/14	100,000	110,172
6.05% 3/30/17	25,000	27,740
6.40% 5/15/15	15,000	16,856
Medtronic
3.00% 3/15/15	100,000	102,992
5.55% 3/15/40	100,000	103,600
5.60% 3/15/19	200,000	222,573
St. Jude Medical 3.75% 7/15/14	100,000	105,137
Stryker
3.00% 1/15/15	100,000	102,562
4.375% 1/15/20	100,000	102,934
Zimmer Holdings 5.75% 11/30/39	100,000	102,192
		2,484,130
Health Care Providers & Services – 0.26%
Aetna
6.00% 6/15/16	50,000	56,374
6.50% 9/15/18	100,000	115,230
6.75% 12/15/37	100,000	113,010
AmerisourceBergen 4.875% 11/15/19	50,000	51,957
Cardinal Health
4.625% 12/15/20	100,000	99,654
5.80% 10/15/16	100,000	111,276
CIGNA
5.125% 6/15/20	195,000	203,637
7.875% 5/15/27	25,000	29,321
Coventry Health Care 6.30% 8/15/14	100,000	106,294
Express Scripts
5.25% 6/15/12	200,000	209,616
6.25% 6/15/14	100,000	111,176
Humana 7.20% 6/15/18	100,000	113,823
Laboratory Corporation of America Holdings 4.625% 11/15/20	150,000	150,456
Medco Health Solutions
7.125% 3/15/18	225,000	262,768
7.25% 8/15/13	50,000	56,028
Quest Diagnostics
4.75% 1/30/20	60,000	60,318
5.75% 1/30/40	100,000	96,648
UnitedHealth Group
4.70% 2/15/21	100,000	101,295
5.50% 11/15/12	200,000	214,198
6.00% 2/15/18	200,000	222,765
6.50% 6/15/37	150,000	161,386
6.625% 11/15/37	100,000	108,741
6.875% 2/15/38	100,000	112,536
WellPoint
4.35% 8/15/20	100,000	99,957
5.25% 1/15/16	100,000	110,011
5.80% 8/15/40	80,000	78,938
5.85% 1/15/36	25,000	25,309
5.875% 6/15/17	50,000	56,157
6.00% 2/15/14	100,000	110,904
6.375% 6/15/37	100,000	107,898
7.00% 2/15/19	100,000	118,714
		3,576,395
Hotels, Restaurants & Leisure – 0.09%
Darden Restaurants 6.80% 10/15/37	84,000	91,855
International Game Technology 5.50% 6/15/20	100,000	102,052
Marriott International
5.625% 2/15/13	50,000	53,515
6.375% 6/15/17	100,000	112,277
McDonald's
4.30% 3/1/13	150,000	158,525
4.875% 7/15/40	30,000	28,432
5.35% 3/1/18	200,000	224,354
5.80% 10/15/17	100,000	114,643
6.30% 3/1/38	50,000	57,796
Starbucks 6.25% 8/15/17	100,000	112,975
Yum Brands
4.25% 9/15/15	50,000	52,635
5.30% 9/15/19	150,000	159,378
		1,268,437
Household Durables – 0.08%
Black & Decker 8.95% 4/15/14	100,000	118,314
Fortune Brands
3.00% 6/1/12	100,000	101,693
5.375% 1/15/16	50,000	53,150
6.375% 6/15/14	200,000	219,495
Newell Rubbermaid 4.70% 8/15/20	200,000	197,752
Snap-On 6.125% 9/1/21	50,000	54,581
Stanley Black & Decker 5.20% 9/1/40	100,000	95,436
Toll Brothers Finance
6.75% 11/1/19	50,000	51,720
8.91% 10/15/17	50,000	58,077
Whirlpool
5.50% 3/1/13	50,000	53,167
8.00% 5/1/12	75,000	79,948
		1,083,333
Household Products – 0.12%
Clorox
5.00% 3/1/13	100,000	106,138
5.95% 10/15/17	100,000	111,514
Kimberly-Clark
3.875% 3/1/21	45,000	44,522
6.125% 8/1/17	100,000	116,101
6.625% 8/1/37	100,000	119,729
7.50% 11/1/18	100,000	124,987
Procter & Gamble
1.375% 8/1/12	275,000	277,352
1.80% 11/15/15	250,000	244,436
3.15% 9/1/15	100,000	103,486
4.70% 2/15/19	100,000	108,597
4.85% 12/15/15	50,000	55,597
5.55% 3/5/37	200,000	214,506
		1,626,965
Independent Power Producers & Energy Traders – 0.07%
Constellation Energy Group
4.55% 6/15/15	25,000	26,009
7.60% 4/1/32	200,000	227,678
Exelon Generation 6.25% 10/1/39	100,000	98,135
Oglethorpe Power 5.95% 11/1/39	100,000	102,884
PSEG Power
2.50% 4/15/13	75,000	76,146
5.125% 4/15/20	60,000	61,286
5.50% 12/1/15	100,000	108,940
TransAlta
4.75% 1/15/15	100,000	106,364
5.75% 12/15/13	100,000	108,060
		915,502
Industrial Conglomerates – 0.14%
3M
4.375% 8/15/13	25,000	26,997
5.70% 3/15/37	100,000	109,269
6.375% 2/15/28	25,000	28,579
General Electric
5.00% 2/1/13	500,000	532,937
5.25% 12/6/17	300,000	327,162
ITT 4.90% 5/1/14	100,000	107,044
Textron 6.20% 3/15/15	100,000	109,236
Tyco Electronics Group
5.95% 1/15/14	100,000	109,945
6.55% 10/1/17	100,000	114,594
Tyco International Finance
3.375% 10/15/15	100,000	102,832
4.125% 10/15/14	100,000	106,268
4.625% 1/15/23	100,000	100,138
6.00% 11/15/13	50,000	55,386
8.50% 1/15/19	100,000	129,202
		1,959,589
Insurance – 0.87%
ACE INA Holdings
2.60% 11/23/15	150,000	145,936
5.70% 2/15/17	50,000	54,888
5.90% 6/15/19	125,000	138,795
Aegon 4.625% 12/1/15	100,000	103,934
AFLAC
3.45% 8/15/15	100,000	100,526
6.90% 12/17/39	130,000	136,819
8.50% 5/15/19	100,000	121,071
Allstate
5.00% 8/15/14	150,000	163,772
5.55% 5/9/35	200,000	195,901
7.45% 5/16/19	100,000	118,970
American Financial Group 9.875% 6/15/19	100,000	122,426
American International Group
4.25% 5/15/13	70,000	72,466
5.05% 10/1/15	200,000	207,045
5.85% 1/16/18	300,000	313,363
6.25% 5/1/36	100,000	99,505
6.25% 3/15/37	100,000	92,000
•8.175% 5/15/58	350,000	379,312
8.25% 8/15/18	234,000	274,446
AON
3.50% 9/30/15	100,000	100,454
5.00% 9/30/20	100,000	101,279
Assurant 5.625% 2/15/14	100,000	105,842
AXA 8.60% 12/15/30	100,000	118,592
Axis Specialty Finance 5.875% 6/1/20	100,000	100,773
Berkley (W.R.) 7.375% 9/15/19	100,000	113,793
Berkshire Hathaway Finance
1.50% 1/10/14	100,000	99,803
2.45% 12/15/15	200,000	198,955
4.00% 4/15/12	600,000	621,336
4.25% 1/15/21	100,000	100,162
4.60% 5/15/13	100,000	106,882
4.85% 1/15/15	200,000	218,392
5.40% 5/15/18	50,000	55,133
5.75% 1/15/40	100,000	105,091
Chubb
5.75% 5/15/18	100,000	111,177
6.00% 5/11/37	100,000	105,093
•6.375% 3/29/67	100,000	105,750
CNA Financial
5.75% 8/15/21	30,000	30,774
7.35% 11/15/19	120,000	135,746
Delphi Financial Group 7.875% 1/31/20	25,000	27,496
Fidelity National Financial 6.60% 5/15/17	100,000	103,580
Genworth Financial
5.75% 6/15/14	100,000	103,100
6.515% 5/22/18	50,000	49,535
7.70% 6/15/20	100,000	102,642
Hartford Financial Services Group
4.625% 7/15/13	100,000	104,368
5.50% 3/30/20	100,000	101,880
6.10% 10/1/41	50,000	47,582
6.30% 3/15/18	100,000	107,495
6.625% 3/30/40	100,000	101,686
HCC Insurance Holdings 6.30% 11/15/19	50,000	54,100
Loews 6.00% 2/1/35	100,000	100,686
Manulife Financial 3.40% 9/17/15	100,000	100,430
Markel 7.125% 9/30/19	100,000	111,770
Marsh & McLennan
5.375% 7/15/14	100,000	108,244
5.75% 9/15/15	50,000	54,367
MetLife
4.75% 2/8/21	200,000	200,847
5.00% 6/15/15	100,000	107,779
5.375% 12/15/12	100,000	106,794
5.70% 6/15/35	50,000	50,052
5.875% 2/6/41	100,000	101,182
6.40% 12/15/36	100,000	96,810
6.50% 12/15/32	100,000	109,926
6.75% 6/1/16	200,000	231,445
10.75% 8/1/39	150,000	207,539
PartnerRe Finance 5.50% 6/1/20	100,000	100,284
Principal Financial Group 8.875% 5/15/19	100,000	127,297
Principal Life Income Funding Trusts 5.30% 4/24/13	150,000	161,473
Protective Life
7.375% 10/15/19	50,000	55,723
8.45% 10/15/39	25,000	27,966
Prudential Financial
2.75% 1/14/13	50,000	51,000
3.875% 1/14/15	65,000	67,269
4.50% 7/15/13	100,000	105,101
5.10% 9/20/14	100,000	107,564
5.15% 1/15/13	300,000	317,276
5.50% 3/15/16	200,000	214,329
5.70% 12/14/36	50,000	49,168
6.625% 12/1/37	400,000	436,111
6.625% 6/21/40	200,000	221,104
7.375% 6/15/19	375,000	440,988
Reinsurance Group of America 6.45% 11/15/19	90,000	97,140
Swiss Re Solutions Holding 7.00% 2/15/26	100,000	107,155
Torchmark
6.375% 6/15/16	100,000	106,783
9.25% 6/15/19	25,000	30,956
TransAtlantic Holdings 8.00% 11/30/39	100,000	105,317
Travelers
5.90% 6/2/19	100,000	110,784
6.25% 6/15/37	100,000	107,782
6.75% 6/20/36	100,000	112,532
Travelers Property Casualty 5.00% 3/15/13	200,000	213,790
Unum Group 7.125% 9/30/16	200,000	225,726
Willis North America 7.00% 9/29/19	100,000	108,471
XL Group 5.25% 9/15/14	100,000	105,431
		11,982,057
Internet & Catalog Retail – 0.01%
Expedia 5.95% 8/15/20	100,000	101,375
		101,375
Internet Software & Services – 0.02%
eBay
0.875% 10/15/13	35,000	34,639
1.625% 10/15/15	100,000	95,592
3.25% 10/15/20	100,000	91,666
		221,897
IT Services – 0.05%
Computer Sciences 6.50% 3/15/18	150,000	163,220
Electronic Data Systems 7.45% 10/15/29	25,000	31,413
Fiserv
4.625% 10/1/20	100,000	98,267
6.125% 11/20/12	100,000	107,409
Western Union
5.253% 4/1/20	107,000	111,416
6.50% 2/26/14	100,000	111,263
		622,988
Leisure Equipment & Products – 0.01%
Hasbro 6.35% 3/15/40	65,000	65,384
Mattel 6.20% 10/1/40	100,000	97,945
		163,329
Life Sciences Tools & Services – 0.02%
Thermo Fisher Scientific
2.05% 2/21/14	30,000	30,348
3.20% 3/1/16	40,000	40,717
4.50% 3/1/21	40,000	40,836
4.70% 5/1/20	100,000	103,515
		215,416
Machinery – 0.13%
Caterpillar
6.05% 8/15/36	50,000	56,366
7.90% 12/15/18	100,000	128,580
8.25% 12/15/38	100,000	142,102
Danaher 5.625% 1/15/18	100,000	110,773
Deere
4.375% 10/16/19	150,000	156,509
5.375% 10/16/29	100,000	105,928
Dover
4.30% 3/1/21	100,000	101,163
4.875% 10/15/15	50,000	54,975
5.375% 3/1/41	100,000	100,736
6.60% 3/15/38	25,000	29,532
Eaton
5.95% 3/20/14	100,000	111,687
6.95% 3/20/19	50,000	60,503
Harsco 2.70% 10/15/15	100,000	98,467
Illinois Tool Works 6.25% 4/1/19	100,000	115,812
Ingersoll-Rand Global Holding 9.50% 4/15/14	300,000	360,297
Parker Hannifin 6.25% 5/15/38	50,000	56,593
		1,790,023
Media – 1.00%
AOL Time Warner 7.625% 4/15/31	125,000	144,589
CBS
5.625% 8/15/12	3,000	3,166
7.875% 7/30/30	100,000	116,393
8.875% 5/15/19	200,000	251,521
Comcast
5.15% 3/1/20	100,000	104,282
5.70% 5/15/18	200,000	218,024
5.70% 7/1/19	200,000	217,085
5.90% 3/15/16	150,000	167,033
6.40% 3/1/40	100,000	102,762
6.45% 3/15/37	200,000	205,537
6.50% 1/15/15	200,000	226,526
6.50% 1/15/17	200,000	228,029
6.50% 11/15/35	200,000	207,687
6.95% 8/15/37	250,000	273,029
7.05% 3/15/33	300,000	336,046
Comcast Cable Communications 7.125% 6/15/13	200,000	222,715
COX Communications
5.45% 12/15/14	200,000	220,923
7.125% 10/1/12	100,000	108,596
DIRECTV Holdings
3.125% 2/15/16	100,000	98,660
3.55% 3/15/15	295,000	301,697
4.60% 2/15/21	300,000	293,034
5.00% 3/1/21	200,000	201,093
5.20% 3/15/20	65,000	67,066
5.875% 10/1/19	40,000	43,320
6.00% 8/15/40	100,000	96,090
6.35% 3/15/40	50,000	50,176
6.375% 3/1/41	100,000	100,943
7.625% 5/15/16	107,000	118,093
Discovery Communications
3.70% 6/1/15	100,000	103,405
5.625% 8/15/19	200,000	216,900
Disney (Walt)
4.50% 12/15/13	300,000	325,309
6.00% 7/17/17	150,000	170,787
Grupo Televisa
6.625% 1/15/40	100,000	106,453
8.50% 3/11/32	200,000	252,090
McGraw-Hill 6.55% 11/15/37	100,000	104,726
#NBC Universal 144A
3.65% 4/30/15	275,000	282,593
5.15% 4/30/20	270,000	278,778
6.40% 4/30/40	200,000	206,032
News America
5.30% 12/15/14	125,000	138,038
5.65% 8/15/20	300,000	327,085
6.15% 3/1/37	30,000	29,822
6.40% 12/15/35	300,000	309,622
6.65% 11/15/37	50,000	52,607
6.90% 8/15/39	100,000	108,927
#144A 4.50% 2/15/21	150,000	147,249
#144A 6.15% 2/15/41	100,000	99,501
Omnicom Group
4.45% 8/15/20	35,000	34,537
6.25% 7/15/19	250,000	279,845
Reed Elsevier Capital 8.625% 1/15/19	100,000	126,912
Rogers Communications
6.80% 8/15/18	150,000	175,615
7.50% 8/15/38	25,000	30,860
Thomson Reuters
4.70% 10/15/19	100,000	104,801
5.95% 7/15/13	100,000	110,210
6.50% 7/15/18	150,000	173,886
Time Warner
3.15% 7/15/15	300,000	304,125
4.70% 1/15/21	100,000	99,768
4.875% 3/15/20	200,000	204,300
5.875% 11/15/16	150,000	167,547
6.10% 7/15/40	100,000	98,208
6.50% 11/15/36	100,000	103,125
6.625% 5/15/29	300,000	320,754
7.70% 5/1/32	130,000	152,024
Time Warner Cable
3.50% 2/1/15	50,000	51,285
5.00% 2/1/20	145,000	146,858
5.40% 7/2/12	100,000	105,185
5.85% 5/1/17	200,000	219,021
5.875% 11/15/40	100,000	94,283
6.20% 7/1/13	50,000	55,002
6.55% 5/1/37	200,000	204,203
6.75% 7/1/18	300,000	341,301
6.75% 6/15/39	100,000	104,894
7.30% 7/1/38	150,000	166,591
7.50% 4/1/14	100,000	114,699
8.25% 2/14/14	100,000	116,346
8.25% 4/1/19	100,000	122,008
Time Warner Entertainment 8.375% 3/15/23	250,000	308,855
Viacom
3.50% 4/1/17	100,000	98,585
5.625% 9/15/19	400,000	438,403
6.875% 4/30/36	250,000	274,602
#Virgin Media Secured Finance 144A 5.25% 1/15/21	200,000	201,062
WPP Finance 8.00% 9/15/14	100,000	116,651
		13,750,390
Metals & Mining – 0.54%
Alcoa
5.95% 2/1/37	100,000	94,641
6.00% 7/15/13	300,000	327,552
6.15% 8/15/20	200,000	211,722
6.75% 7/15/18	100,000	110,884
Allegheny Technologies
5.95% 1/15/21	50,000	52,742
9.375% 6/1/19	100,000	126,879
AngloGold Ashanti Holdings
5.375% 4/15/20	25,000	25,403
6.50% 4/15/40	10,000	10,048

ArcelorMittal
3.75% 8/5/15	100,000	101,090
5.375% 6/1/13	150,000	159,609
6.125% 6/1/18	50,000	53,040
7.00% 10/15/39	100,000	100,577
9.00% 2/15/15	100,000	119,791
9.85% 6/1/19	350,000	444,721
Barrick Australian Finance 5.95% 10/15/39	100,000	103,495
Barrick Gold 6.95% 4/1/19	100,000	119,783
Barrick Gold Financeco 6.125% 9/15/13	200,000	221,932
Barrick North Americian Finance 7.50% 9/15/38	25,000	30,802
BHP Billiton Finance
4.80% 4/15/13	150,000	160,776
5.25% 12/15/15	100,000	111,374
5.40% 3/29/17	100,000	111,584
5.50% 4/1/14	100,000	110,977
6.50% 4/1/19	150,000	177,395
Cliffs Natural Resources
4.80% 10/1/20	55,000	54,401
6.25% 10/1/40	100,000	99,665
Commercial Metals 7.35% 8/15/18	100,000	104,400
Freeport-McMoRan Copper & Gold
8.25% 4/1/15	100,000	104,338
8.375% 4/1/17	325,000	358,738
Newmont Mining
5.125% 10/1/19	180,000	193,448
6.25% 10/1/39	100,000	106,379
Nucor
4.125% 9/15/22	100,000	96,890
5.75% 12/1/17	50,000	56,657
5.85% 6/1/18	100,000	114,177
Rio Tinto Alcan 6.125% 12/15/33	150,000	158,737
Rio Tinto Finance
6.50% 7/15/18	250,000	288,272
7.125% 7/15/28	75,000	90,711
8.95% 5/1/14	390,000	469,509
9.00% 5/1/19	100,000	131,612
Southern Copper
5.375% 4/16/20	125,000	127,688
6.75% 4/16/40	110,000	111,120
Teck Resources
4.50% 1/15/21	100,000	99,923
6.00% 8/15/40	100,000	101,057
9.75% 5/15/14	200,000	243,159
Vale Overseas
4.625% 9/15/20	100,000	98,039
5.625% 9/15/19	300,000	315,666
6.25% 1/11/16	100,000	111,216
6.875% 11/21/36	350,000	373,576
6.875% 11/10/39	170,000	182,562
WMC Finance USA 5.125% 5/15/13	100,000	108,157
Xstrata Canada 7.25% 7/15/12	100,000	107,022
		7,493,936
Multi-Utilities – 0.19%
Alliant Energy 4.00% 10/15/14	50,000	52,026
Avista 5.125% 4/1/22	30,000	31,270
CenterPoint Energy 5.95% 2/1/17	100,000	108,971
Consolidated Edison New York 5.50% 12/1/39	80,000	80,652
Dominion Resources
4.45% 3/15/21	100,000	99,371
5.20% 8/15/19	80,000	85,419
5.95% 6/15/35	25,000	25,836
6.40% 6/15/18	76,000	86,897
8.875% 1/15/19	100,000	127,834
DTE Energy
6.35% 6/1/16	50,000	56,274
7.625% 5/15/14	100,000	114,966
KeySpan 8.00% 11/15/30	25,000	30,740
NiSource Finance
5.40% 7/15/14	150,000	164,006
5.45% 9/15/20	125,000	129,956
6.125% 3/1/22	100,000	109,033
6.15% 3/1/13	100,000	108,455
NSTAR 4.50% 11/15/19	110,000	112,928
Puget Sound Energy
5.638% 4/15/41	80,000	80,287
5.764% 7/15/40	50,000	50,857
5.795% 3/15/40	100,000	102,152
SCANA 6.25% 4/1/20	100,000	109,880
Sempra Energy
6.00% 2/1/13	50,000	53,532
6.00% 10/15/39	125,000	127,706
6.15% 6/15/18	25,000	28,115
6.50% 6/1/16	130,000	148,533
United Utilities 5.375% 2/1/19	100,000	102,532
Veolia Environnement 5.25% 6/3/13	100,000	107,222
Xcel Energy
4.70% 5/15/20	100,000	103,145
6.50% 7/1/36	100,000	111,448
		2,650,043
Multiline Retail – 0.11%
Family Dollar Stores 5.00% 2/1/21	100,000	98,431
Kohl's
6.00% 1/15/33	100,000	103,642
6.25% 12/15/17	50,000	57,365
Nordstrom
4.75% 5/1/20	100,000	103,462
6.75% 6/1/14	100,000	114,352
Target
3.875% 7/15/20	100,000	98,615
5.125% 1/15/13	100,000	107,111
5.875% 7/15/16	100,000	115,012
6.00% 1/15/18	250,000	286,503
6.50% 10/15/37	100,000	112,800
7.00% 1/15/38	250,000	296,153
		1,493,446
Office Electronics – 0.05%
Xerox
4.25% 2/15/15	100,000	105,359
5.50% 5/15/12	100,000	104,640
6.35% 5/15/18	150,000	169,847
6.40% 3/15/16	100,000	113,468
8.25% 5/15/14	225,000	263,217
		756,531
Oil, Gas & Consumable Fuels – 1.75%
Anadarko Petroleum
5.95% 9/15/16	100,000	108,866
6.20% 3/15/40	100,000	96,927
6.375% 9/15/17	100,000	110,216
7.625% 3/15/14	100,000	114,234
7.95% 6/15/39	200,000	232,742
8.70% 3/15/19	100,000	122,670
Apache
5.10% 9/1/40	200,000	186,605
5.25% 4/15/13	25,000	26,979
5.625% 1/15/17	200,000	225,215
6.00% 9/15/13	100,000	110,685
6.00% 1/15/37	50,000	53,025
Boardwalk Pipelines 5.75% 9/15/19	100,000	106,565
BP Capital Markets 4.742% 3/11/21	300,000	300,560
Buckeye Partners
4.875% 2/1/21	60,000	59,716
5.50% 8/15/19	50,000	51,948
Burlington Resources Finance 7.20% 8/15/31	100,000	121,287
Canadian Natural Resources
5.45% 10/1/12	50,000	52,981
5.85% 2/1/35	200,000	207,777
5.90% 2/1/18	100,000	113,094
6.25% 3/15/38	150,000	162,089
Cenovus Energy
4.50% 9/15/14	100,000	107,464
5.70% 10/15/19	100,000	111,195
6.75% 11/15/39	100,000	112,074
Chevron
3.95% 3/3/14	200,000	214,026
4.95% 3/3/19	100,000	110,520
ConocoPhillips
4.60% 1/15/15	300,000	327,235
4.75% 10/15/12	100,000	106,035
4.75% 2/1/14	100,000	108,610
5.75% 2/1/19	200,000	226,732
5.90% 5/15/38	150,000	158,502
6.00% 1/15/20	200,000	230,070
6.50% 2/1/39	180,000	205,617
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	113,076
ConocoPhillips Holdings 6.95% 4/15/29	200,000	239,444
Devon Energy
5.625% 1/15/14	100,000	110,652
6.30% 1/15/19	100,000	117,381
7.95% 4/15/32	100,000	130,085
Devon Financing 7.875% 9/30/31	25,000	32,188
Duke Capital 5.668% 8/15/14	100,000	109,655
El Paso Natural Gas
5.95% 4/15/17	100,000	110,565
8.375% 6/15/32	100,000	122,984
Enbridge
5.60% 4/1/17	100,000	110,654
5.80% 6/15/14	100,000	110,925
Enbridge Energy Partners
5.20% 3/15/20	100,000	104,141
7.50% 4/15/38	100,000	119,284
9.875% 3/1/19	50,000	65,450
EnCana
5.90% 12/1/17	50,000	56,102
6.50% 2/1/38	100,000	107,413
6.625% 8/15/37	250,000	270,781
7.20% 11/1/31	50,000	57,337
EnCana Holdings Finance 5.80% 5/1/14	165,000	183,090
Energy Transfer Partners
5.95% 2/1/15	100,000	109,729
6.70% 7/1/18	100,000	113,462
7.50% 7/1/38	200,000	232,051
Enterprise Products Operating
3.20% 2/1/16	100,000	99,487
4.60% 8/1/12	100,000	104,097
5.20% 9/1/20	100,000	103,339
5.25% 1/31/20	100,000	103,963
5.95% 2/1/41	100,000	97,600
6.125% 10/15/39	50,000	49,932
6.30% 9/15/17	100,000	112,897
6.375% 2/1/13	50,000	54,081
6.50% 1/31/19	100,000	113,835
7.55% 4/15/38	100,000	117,665
9.75% 1/31/14	100,000	119,901
EOG Resources
2.95% 6/1/15	100,000	100,951
4.40% 6/1/20	150,000	150,791
5.625% 6/1/19	100,000	109,901
6.875% 10/1/18	25,000	29,472
EQT 8.125% 6/1/19	75,000	89,539
Hess
5.60% 2/15/41	200,000	191,741
7.00% 2/15/14	100,000	113,370
7.125% 3/15/33	100,000	115,300
7.30% 8/15/31	100,000	117,578
Husky Energy
5.90% 6/15/14	100,000	110,840
7.25% 12/15/19	125,000	148,221
Kerr-McGee 6.95% 7/1/24	100,000	110,857
Kinder Morgan Energy Partners
5.00% 12/15/13	150,000	162,276
5.30% 9/15/20	250,000	259,877
5.625% 2/15/15	165,000	182,218
5.80% 3/15/35	150,000	143,730
5.95% 2/15/18	50,000	55,134
6.50% 9/1/39	100,000	102,823
6.55% 9/15/40	100,000	103,530
7.75% 3/15/32	100,000	116,667
Magellan Midstream Partners
4.25% 2/1/21	50,000	48,878
6.55% 7/15/19	50,000	57,107
Marathon Oil
6.60% 10/1/37	100,000	110,108
#144A 3.50% 3/1/16	255,000	255,955
#144A 5.125% 3/1/21	135,000	136,340
#144A 6.50% 3/1/41	145,000	146,987
Nexen
6.20% 7/30/19	130,000	143,959
6.40% 5/15/37	50,000	50,103
7.50% 7/30/39	200,000	225,912
Noble Energy
6.00% 3/1/41	35,000	35,275
8.25% 3/1/19	100,000	126,002
Noble Holding International
3.45% 8/1/15	100,000	102,192
6.20% 8/1/40	50,000	51,067
7.375% 3/15/14	50,000	57,051
Norsk Hydro 7.15% 1/15/29	25,000	30,336
NuStar Logistics 4.80% 9/1/20	100,000	98,546
Occidental Petroleum
2.50% 2/1/16	100,000	99,091
4.10% 2/1/21	100,000	99,243
4.125% 6/1/16	150,000	158,866
ONEOK 6.00% 6/15/35	125,000	121,982
ONEOK Partners
6.125% 2/1/41	100,000	100,290
6.15% 10/1/16	50,000	56,469
6.65% 10/1/36	100,000	106,487
8.625% 3/1/19	100,000	125,971
Panhandle Eastern Pipeline 6.20% 11/1/17	50,000	55,520
Pemex Project Funding Master Trust 6.625% 6/15/35	250,000	252,028
Petrobras International Finance
3.875% 1/27/16	500,000	505,842
5.75% 1/20/20	200,000	207,327
5.875% 3/1/18	200,000	212,850
6.875% 1/20/40	200,000	210,441
7.875% 3/15/19	400,000	471,633
Petro-Canada
5.95% 5/15/35	200,000	202,475
6.80% 5/15/38	100,000	111,319
9.25% 10/15/21	50,000	66,310
Petroleos Mexicanos
4.875% 3/15/15	300,000	320,999
6.00% 3/5/20	260,000	277,290
8.00% 5/3/19	300,000	361,799
Plains All American Pipeline
3.95% 9/15/15	200,000	206,459
4.25% 9/1/12	100,000	103,839
6.65% 1/15/37	25,000	26,519
8.75% 5/1/19	50,000	62,647
^SeaRiver Maritime 2.561% 9/1/12	100,000	96,823
Shell International Finance
1.875% 3/25/13	145,000	147,671
3.10% 6/28/15	100,000	102,570
3.25% 9/22/15	200,000	206,674
4.00% 3/21/14	600,000	641,731
4.30% 9/22/19	200,000	206,314
4.375% 3/25/20	75,000	77,565
5.50% 3/25/40	100,000	101,705
6.375% 12/15/38	200,000	226,799
Southern Natural Gas
8.00% 3/1/32	100,000	122,525
#144A 5.90% 4/1/17	25,000	27,940
Spectra Energy Capital
5.65% 3/1/20	100,000	105,792
7.50% 9/15/38	50,000	58,819
Statoil
2.90% 10/15/14	200,000	206,543
5.10% 8/17/40	200,000	192,538
5.25% 4/15/19	250,000	273,447
Suncor Energy
6.10% 6/1/18	300,000	339,266
6.85% 6/1/39	100,000	113,214
7.15% 2/1/32	25,000	28,347
Sunoco 9.625% 4/15/15	100,000	121,085
Sunoco Logistics Partners Operations 6.85% 2/15/40	100,000	107,332
Talisman Energy
3.75% 2/1/21	500,000	465,975
7.75% 6/1/19	125,000	152,763
Tosco 8.125% 2/15/30	100,000	128,135
Total Capital
2.30% 3/15/16	100,000	97,497
3.00% 6/24/15	100,000	102,166
3.125% 10/2/15	100,000	102,272
4.125% 1/28/21	100,000	99,405
4.45% 6/24/20	100,000	102,281
Total Capital Canada 1.625% 1/28/14	70,000	71,415
TransCanada PipeLines
3.80% 10/1/20	100,000	96,447
4.875% 1/15/15	50,000	54,525
6.10% 6/1/40	100,000	105,307
6.50% 8/15/18	200,000	233,416
7.25% 8/15/38	100,000	119,869
7.625% 1/15/39	250,000	310,814
Valero Energy
4.50% 2/1/15	45,000	47,396
4.75% 6/15/13	25,000	26,553
6.125% 2/1/20	65,000	70,423
6.625% 6/15/37	150,000	151,664
7.50% 4/15/32	100,000	110,456
9.375% 3/15/19	200,000	256,036
Williams 8.75% 3/15/32	175,000	227,102
Williams Partners
3.80% 2/15/15	200,000	207,221
5.25% 3/15/20	200,000	209,007
6.30% 4/15/40	70,000	72,938
		24,225,620
Paper & Forest Products – 0.06%
#Celulosa Arauco Y Constitucion 144A 5.00% 1/21/21	100,000	99,047
International Paper
7.30% 11/15/39	100,000	112,234
7.50% 8/15/21	80,000	94,061
7.95% 6/15/18	300,000	361,433
9.375% 5/15/19	100,000	128,909
Plum Creek Timberlands 4.70% 3/15/21	100,000	96,491
		892,175
Personal Products – 0.02%
Avon Products 6.50% 3/1/19	100,000	114,741
Colgate-Palmolive 4.20% 5/15/13	100,000	106,370
		221,111
Pharmaceuticals – 0.78%
Abbott Laboratories
5.125% 4/1/19	200,000	216,464
5.15% 11/30/12	200,000	214,334
5.30% 5/27/40	100,000	98,605
5.60% 11/30/17	100,000	113,256
5.875% 5/15/16	300,000	343,732
6.00% 4/1/39	100,000	108,686
6.15% 11/30/37	100,000	110,448
Allergan 5.75% 4/1/16	100,000	113,065
AstraZeneca
5.40% 9/15/12	250,000	266,482
5.90% 9/15/17	100,000	114,320
6.45% 9/15/37	250,000	283,915
Bristol Myers Squibb
5.45% 5/1/18	150,000	167,084
5.875% 11/15/36	45,000	49,169
6.125% 5/1/38	103,000	116,508
GlaxoSmithKline Capital
4.85% 5/15/13	300,000	322,985
5.375% 4/15/34	100,000	101,322
5.65% 5/15/18	350,000	393,931
6.375% 5/15/38	200,000	226,184
Johnson & Johnson
2.95% 9/1/20	100,000	94,353
4.50% 9/1/40	200,000	183,952
5.15% 7/15/18	250,000	279,879
5.85% 7/15/38	100,000	111,689
Lilly (Eli)
4.20% 3/6/14	100,000	107,268
5.20% 3/15/17	140,000	155,064
5.50% 3/15/27	100,000	106,739
5.95% 11/15/37	100,000	109,038
McKesson
4.75% 3/1/21	300,000	304,847
6.50% 2/15/14	100,000	112,197
Mead Johnson Nutrition
3.50% 11/1/14	100,000	103,673
4.90% 11/1/19	100,000	103,716
5.90% 11/1/39	50,000	51,796
Merck
2.25% 1/15/16	100,000	98,172
3.875% 1/15/21	100,000	98,076
4.00% 6/30/15	200,000	213,226
4.75% 3/1/15	150,000	164,119
5.00% 6/30/19	100,000	108,652
5.85% 6/30/39	100,000	108,852
6.40% 3/1/28	50,000	58,408
Novartis Capital
1.90% 4/24/13	300,000	305,226
2.90% 4/24/15	200,000	204,648
4.125% 2/10/14	100,000	107,010
4.40% 4/24/20	100,000	103,634
Novartis Securities Investment 5.125% 2/10/19	200,000	216,851
Pfizer
4.50% 2/15/14	50,000	54,060
5.35% 3/15/15	200,000	223,405
6.20% 3/15/19	400,000	461,678
7.20% 3/15/39	300,000	372,606
Sanofi-Aventis
2.625% 3/29/16	150,000	148,883
4.00% 3/29/21	200,000	197,101
Schering-Plough
6.00% 9/15/17	50,000	57,760
6.50% 12/1/33	200,000	236,051
6.55% 9/15/37	200,000	237,162
Teva Pharmaceutical Finance
5.55% 2/1/16	100,000	111,431
6.15% 2/1/36	100,000	109,410
Teva Pharmaceutical Finance III 1.50% 6/15/12	100,000	100,723
Watson Pharmaceuticals
5.00% 8/15/14	40,000	43,045
6.125% 8/15/19	45,000	50,062
Wyeth
5.50% 3/15/13	150,000	162,655
5.50% 2/1/14	100,000	110,350
5.50% 2/15/16	650,000	728,122
5.95% 4/1/37	200,000	214,538
6.00% 2/15/36	100,000	107,790
6.50% 2/1/34	100,000	115,261
		10,813,668
Real Estate Investment Trusts – 0.32%
AMB Property 4.50% 8/15/17	100,000	101,080
AvalonBay Communities 6.10% 3/15/20	100,000	111,988
BioMed Realty 3.85% 4/15/16	100,000	99,036
Boston Properties
5.00% 6/1/15	100,000	107,389
5.875% 10/15/19	100,000	108,768
Brandywine Operating Partnership 7.50% 5/15/15	100,000	113,081
CommonWealth REIT 5.75% 11/1/15	100,000	106,791
Digital Realty Trust
4.50% 7/15/15	100,000	102,810
5.25% 3/15/21	100,000	98,576
Duke Realty
6.75% 3/15/20	50,000	55,828
7.375% 2/15/15	100,000	113,601
Equity One 6.25% 12/15/14	50,000	53,686
ERP Operating
4.75% 7/15/20	100,000	101,439
5.125% 3/15/16	100,000	107,503
5.20% 4/1/13	100,000	106,864
HCP
2.70% 2/1/14	60,000	60,220
3.75% 2/1/16	55,000	55,339
5.375% 2/1/21	200,000	202,359
5.65% 12/15/13	250,000	270,951
Health Care REIT
3.625% 3/15/16	100,000	99,168
5.25% 1/15/22	100,000	97,764
6.125% 4/15/20	135,000	143,034
6.20% 6/1/16	50,000	54,802
Healthcare Realty Trust 6.50% 1/17/17	100,000	110,345
Hospitality Properties Trust 7.875% 8/15/14	100,000	111,790
Kimco Realty 6.875% 10/1/19	150,000	175,307
Liberty Property
5.50% 12/15/16	100,000	107,480
6.625% 10/1/17	50,000	56,468
Mack-Cali Realty 7.75% 8/15/19	100,000	120,686
ProLogis
6.25% 3/15/17	50,000	54,243
6.625% 5/15/18	100,000	108,472
6.875% 3/15/20	11,000	12,057
7.625% 8/15/14	50,000	57,251
Realty Income 5.75% 1/15/21	100,000	105,458
Regency Centers 4.80% 4/15/21	100,000	97,845
Senior Housing Properties Trust 4.30% 1/15/16	100,000	99,372
Simon Property Group
4.20% 2/1/15	180,000	189,518
5.25% 12/1/16	50,000	54,432
5.65% 2/1/20	100,000	107,875
6.75% 2/1/40	100,000	114,843
10.35% 4/1/19	200,000	276,076
Vornado Realty 4.25% 4/1/15	100,000	102,488
		4,534,083

Road & Rail – 0.26%
Burlington Northern Santa Fe
5.05% 3/1/41	100,000	92,396
5.65% 5/1/17	150,000	167,240
5.75% 3/15/18	200,000	223,184
6.15% 5/1/37	100,000	106,561
7.95% 8/15/30	100,000	127,341
Canadian National Railway
5.55% 3/1/19	100,000	111,568
5.85% 11/15/17	150,000	169,919
6.25% 8/1/34	100,000	112,725
Canadian Pacific Railway
7.125% 10/15/31	150,000	169,898
7.25% 5/15/19	65,000	77,133
CSX
3.70% 10/30/20	100,000	94,466
6.15% 5/1/37	20,000	21,255
6.22% 4/30/40	100,000	106,965
6.25% 4/1/15	275,000	311,181
7.375% 2/1/19	100,000	121,042
Norfolk Southern
5.90% 6/15/19	100,000	113,659
7.05% 5/1/37	100,000	121,439
7.70% 5/15/17	240,000	294,681
7.80% 5/15/27	100,000	125,629
Ryder System
3.15% 3/2/15	115,000	115,542
5.85% 11/1/16	100,000	110,310
Union Pacific
4.00% 2/1/21	65,000	63,985
5.125% 2/15/14	200,000	218,487
5.65% 5/1/17	100,000	111,647
6.125% 2/15/20	200,000	229,954
6.15% 5/1/37	25,000	27,062
		3,545,269
Semiconductors & Semiconductor Equipment – 0.03%
Analog Devices
3.00% 4/15/16	100,000	99,534
5.00% 7/1/14	50,000	54,383
KLA-Tencor 6.90% 5/1/18	100,000	110,442
Maxim Integrated Products 3.45% 6/14/13	100,000	103,534
National Semiconductor 3.95% 4/15/15	100,000	101,959
		469,852
Software – 0.20%
Adobe Systems
3.25% 2/1/15	100,000	102,265
4.75% 2/1/20	85,000	86,373
CA 5.375% 12/1/19	100,000	103,204
Intuit 5.75% 3/15/17	100,000	109,626
Microsoft
1.625% 9/25/15	300,000	290,756
2.95% 6/1/14	115,000	119,781
4.20% 6/1/19	200,000	208,049
5.20% 6/1/39	200,000	200,427
5.30% 2/8/41	100,000	101,576
Oracle
3.75% 7/8/14	200,000	212,433
5.00% 7/8/19	100,000	107,295
5.25% 1/15/16	200,000	222,566
5.75% 4/15/18	225,000	252,321
6.50% 4/15/38	200,000	225,065
#144A 3.875% 7/15/20	100,000	98,463
#144A 5.375% 7/15/40	300,000	293,055
Symantec 4.20% 9/15/20	100,000	94,285
		2,827,540
Specialty Retail – 0.17%
AutoZone
4.00% 11/15/20	75,000	69,899
5.75% 1/15/15	200,000	220,794
Best Buy 5.50% 3/15/21	100,000	98,307
Home Depot
5.25% 12/16/13	200,000	218,405
5.40% 3/1/16	250,000	276,752
5.875% 12/16/36	350,000	349,043
Lowe's
4.625% 4/15/20	150,000	156,750
5.40% 10/15/16	100,000	112,580
5.60% 9/15/12	50,000	53,308
5.80% 10/15/36	200,000	208,162
5.80% 4/15/40	20,000	20,731
O'Reilly Automotive 4.875% 1/14/21	45,000	44,595
Sherwin-Williams 3.125% 12/15/14	100,000	104,389
Staples 9.75% 1/15/14	200,000	240,263
TJX
4.20% 8/15/15	50,000	53,242
6.95% 4/15/19	55,000	65,734
		2,292,954
Thrift & Mortgage Finance – 0.03%
US Central Federal Credit Union 1.90% 10/19/12	300,000	305,803
Western Corporate Federal Credit Union 1.75% 11/2/12	100,000	101,665
		407,468
Tobacco – 0.19%
Altria Group
4.125% 9/11/15	100,000	104,066
8.50% 11/10/13	100,000	116,691
9.25% 8/6/19	300,000	392,126
9.70% 11/10/18	350,000	460,949
9.95% 11/10/38	100,000	139,887
10.20% 2/6/39	100,000	142,291
Lorillard Tobacco
8.125% 6/23/19	100,000	116,614
8.125% 5/1/40	100,000	111,526
Philip Morris International
4.50% 3/26/20	100,000	102,939
4.875% 5/16/13	300,000	321,857
5.65% 5/16/18	150,000	167,227
6.375% 5/16/38	150,000	169,176
Reynolds American
7.25% 6/1/13	50,000	55,957
7.625% 6/1/16	95,000	113,027
UST 6.625% 7/15/12	100,000	106,057
		2,620,390
Trading Companies & Distributors – 0.01%
GATX 8.75% 5/15/14	100,000	115,528
		115,528
Wireless Telecommunication Services – 0.29%
Alltel 7.875% 7/1/32	100,000	129,633
America Movil
3.625% 3/30/15	200,000	206,793
5.00% 3/30/20	200,000	207,219
5.50% 3/1/14	400,000	437,345
6.125% 11/15/37	150,000	157,957
6.375% 3/1/35	25,000	27,079
American Tower
4.625% 4/1/15	250,000	259,772
5.05% 9/1/20	100,000	97,332
AT&T Wireless
8.125% 5/1/12	150,000	161,486
8.75% 3/1/31	300,000	412,831
Bellsouth Capital Funding 7.875% 2/15/30	100,000	121,081
Cellco Partnership
5.55% 2/1/14	400,000	439,505
8.50% 11/15/18	200,000	257,341
Vodafone Group
4.15% 6/10/14	100,000	106,095
5.00% 12/16/13	150,000	162,868
5.00% 9/15/15	300,000	325,359
5.45% 6/10/19	200,000	218,898
5.625% 2/27/17	100,000	110,631
6.15% 2/27/37	200,000	213,986
		4,053,211
Total Corporate Bonds (Cost $276,366,322)		286,860,487
Municipal Bonds – 0.83%
American Municipal Power, Ohio Build America Bonds Series B
6.449% 2/15/44	50,000	46,465
7.834% 2/15/41	55,000	61,135
8.084% 2/15/50	100,000	113,991
Bay Area Toll Authority, California Toll Bridge Revenue Build America Bonds
Series F-2 6.263% 4/1/49	200,000	201,208
Series S1 6.793% 4/1/30	100,000	102,144
Series S1 6.918% 4/1/40	100,000	102,376
Series S1 7.043% 4/1/50	100,000	102,152
California State
3.95% 11/1/15	100,000	100,205
4.85% 10/1/14	100,000	104,230
6.20% 10/1/19	100,000	106,369
7.30% 10/1/39	100,000	105,525
California State Taxable
5.75% 3/1/17	100,000	105,777
6.65% 3/1/22	100,000	107,943
7.95% 3/1/36	100,000	106,959
California State Taxable Various Purposes
5.95% 4/1/16	35,000	37,568
7.50% 4/1/34	325,000	350,070
7.55% 4/1/39	500,000	543,994
California State Build America Bonds
7.60% 11/1/40	80,000	87,558
7.625% 3/1/40	85,000	93,071
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax
Revenue Build America Bonds 5.491% 11/1/39	50,000	48,502
Chicago, Illinois Board of Education 6.319% 11/1/29	100,000	95,165
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	98,185
Series B 6.899% 12/1/40	41,000	40,256
City & County of Denver Build America Bonds 5.65% 8/1/30	100,000	102,245
Clark County, Nevada Airport Revenue Build America Bonds
6.881% 7/1/42	50,000	49,492
Series C 6.82% 7/1/45	75,000	74,319
Commonwealth of Massachusetts Build America Bonds Series E 4.20% 12/1/21	100,000	99,316
Commonwealth of Massachusetts Consolidated Loan Build America Bonds 5.456% 12/1/39	100,000	99,132
Connecticut State
Build America Bonds Series D 5.09% 10/1/30	200,000	189,874
Series A 5.85% 3/15/32	100,000	102,825
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	206,450
Dallas, Texas Independent School District Build America Bonds Series C 6.45% 2/15/35	100,000	104,439
East Bay Municipal Utility District Build America Bonds 5.874% 6/1/40	100,000	99,237
Georgia State Build America Bonds Series H 4.503% 11/1/25	100,000	99,670
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	148,212
Illinois State
4.961% 3/1/16	100,000	99,871
5.665% 3/1/18	250,000	249,772
Illinois State Taxable
3.321% 1/1/13	100,000	100,133
4.071% 1/1/14	100,000	100,126
4.421% 1/1/15	100,000	99,759
Illinois State Taxable Pension
4.95% 6/1/23	100,000	90,087
5.10% 6/1/33	700,000	568,308
Illinois State Toll Highway Authority Build America Bonds Series B 5.851% 12/1/34	100,000	92,091
Los Angeles, California Community College District
6.60% 8/1/42	100,000	103,877
6.75% 8/1/49	100,000	105,311
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	104,029
7.618% 8/1/40	100,000	100,432
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	24,701
Los Angeles, California Department of Water & Power Build America Bonds Series C 6.008% 7/1/39	25,000	24,284
Los Angeles, California Unified School District Build America Bonds 6.758% 7/1/34	315,000	330,239
Massachusetts State 4.91% 5/1/29	100,000	90,111
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	67,208
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable
Build America Bonds Series B 6.731% 7/1/43	50,000	48,592
Metropolitan Transportation Authority, New York Revenue Build America Bonds
5.871% 11/15/39	100,000	91,955
6.668% 11/15/39	75,000	76,556
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	94,868
Municipal Electric Authority, Georgia Taxable Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.637% 4/1/57	150,000	142,650
7.055% 4/1/57	100,000	94,340
New Jersey State Transportation Trust Fund Authority Build America Bonds
6.561% 12/15/40	100,000	99,870
Series C
5.754% 12/15/28	100,000	97,122
6.104% 12/15/28	200,000	195,532
New Jersey State Turnpike Authority Revenue Taxable
Build America Bonds Series A 7.102% 1/1/41	100,000	107,639
Series F 7.414% 1/1/40	90,000	99,696
New York City, New York
5.517% 10/1/37	85,000	80,125
Build America Bonds Series F1 6.271% 12/1/37	100,000	103,813
Series A2 5.206% 10/1/31	100,000	92,848
New York City, New York Municipal Water Finance Authority Build America Bonds
5.724% 6/15/42	65,000	64,378
5.75% 6/15/41	100,000	98,720
5.952% 6/15/42	100,000	101,441
6.011% 6/15/42	35,000	35,846
New York City, New York Transitional Finance Authority
5.508% 8/1/37	200,000	194,808
Build America Bonds 5.572% 11/1/38	65,000	63,051
New York State Dormitory Authority Build America Bonds
5.50% 3/15/30	100,000	98,119
5.60% 3/15/40	100,000	96,874
New York State Urban Development Corporation Build America Bonds 5.77% 3/15/39	50,000	50,052
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	91,606
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	74,658
Pennsylvania State Public School Building Authority Revenue Qualified School
Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	91,017
Pennsylvania State Taxable Series B 2nd 5.35% 5/1/30	100,000	94,642
Pennsylvania State Turnpike Commission Revenue Build America Bonds
5.511% 12/1/45	150,000	135,066
5.561% 12/1/49	200,000	179,902
6.105% 12/1/39	100,000	98,384
Port Authority of New York & New Jersey Taxable 5.647% 11/1/40	100,000	95,799
Port of Seattle, Washington Taxable Series B1 7.00% 5/1/36	100,000	104,256
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds
5.665% 5/1/40	155,000	153,359
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	53,691
San Antonio, Texas Electric & Gas Build America Bonds 5.985% 2/1/39	50,000	51,491
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	98,017
San Diego County, California Water Authority Financing Agency Revenue Build
America Bonds Series B 6.138% 5/1/49	100,000	99,286
San Francisco City & County Public Utilities Commission Build America Bonds
6.00% 11/1/40	100,000	95,454
Series B 6.00% 11/1/40	100,000	97,903
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	196,756
University of Massachusetts Building Authority Build America Bonds 5.45% 11/1/40	100,000	93,242
University of Missouri Build America Bonds (Curators University) 5.792% 11/1/41	100,000	103,789
University of Texas System Revenues Build America Bonds Series C 4.794% 8/15/46	90,000	80,399
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	55,931
Utah State Build America Bonds
Series B 3.539% 7/1/25	100,000	92,544
Series D 4.554% 7/1/24	60,000	61,178
Virginia Commonwealth Transportation Board Build America Bonds 5.35% 5/15/35	100,000	97,057
Washington State Build America Bonds
Series D 5.481% 8/1/39	50,000	49,345
Series F 5.09% 8/1/33	100,000	95,545
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	49,002
Total Municipal Bonds (Cost $11,474,427)		11,404,612
Non-Agency Asset-Backed Securities – 0.21%
Ally Auto Receivables Trust Series 2010-4 A4 1.35% 12/15/15	35,000	34,236
BMW Vehicle Owner Trust Series 2010-A A3 1.39% 4/25/14	100,000	100,787
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	200,000	226,183
CenterPoint Energy Transition Bond Series 2009-1 A2 3.46% 8/15/19	100,000	102,203
Chase Issuance Trust Series 2007-A17 A 5.12% 10/15/14	200,000	212,960
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	27,331
Series 2005-A2 A2 4.85% 3/10/17	50,000	54,573
Series 2006-A3 A3 5.30% 3/15/18	250,000	277,662
Series 2008-A1 A1 5.35% 2/7/20	150,000	166,065
Series 2008-A5 A5 4.85% 4/22/15	250,000	268,232
Series 2009-A4 A4 4.90% 6/23/16	200,000	218,254
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	250,000	280,422
Honda Auto Receivables Owner Trust
Series 2010-2 A3 1.34% 3/18/14	175,000	176,198
Series 2010-3 A3 0.70% 4/21/14	65,000	64,847
Nissan Auto Receivables Owner Trust Series 2010-A A3 0.87% 7/15/14	100,000	99,700
USAA Auto Owner Trust series 2009-1 A4 4.77% 9/15/14	500,000	524,275
Total Non-Agency Asset-Backed Securities (Cost $2,750,957)		2,833,928
Regional Bonds – 0.35%∆
Canada – 0.34%
British Columbia Province
2.85% 6/15/15	100,000	102,808
6.50% 1/15/26	100,000	121,665
7.25% 9/1/36	100,000	135,867
Manitoba Province
2.125% 4/22/13	100,000	102,171
4.90% 12/6/16	150,000	166,352
Nova Scotia Province
2.375% 7/21/15	200,000	200,802
5.125% 1/26/17	50,000	55,662
Ontario Province
1.875% 11/19/12	200,000	203,490
1.875% 9/15/15	200,000	196,544
2.70% 6/16/15	300,000	306,026
2.95% 2/5/15	200,000	206,854
4.00% 10/7/19	200,000	203,481
4.10% 6/16/14	1,000,000	1,074,487
4.40% 4/14/20	200,000	207,406
4.95% 6/1/12	75,000	78,787
4.95% 11/28/16	300,000	332,043
Quebec Province
3.50% 7/29/20	300,000	290,028
4.625% 5/14/18	100,000	107,701
4.875% 5/5/14	100,000	109,668
5.00% 3/1/16	300,000	333,742
7.50% 9/15/29	175,000	235,176
		4,770,760
Italy – 0.01%
Region of Lombardy Italy 5.804% 10/25/32	100,000	96,553
		96,553
Total Regional Bonds (Cost $4,757,173)		4,867,313
Sovereign Bonds – 1.30%∆
Brazil – 0.28%
Republic of Brazil
4.875% 1/22/21	100,000	102,500
5.625% 1/7/41	125,000	123,438
5.875% 1/15/19	500,000	556,249
6.00% 1/17/17	500,000	562,999
7.125% 1/20/37	400,000	475,000
8.00% 1/15/18	155,556	183,556
8.25% 1/20/34	150,000	199,125
8.75% 2/4/25	300,000	406,500
8.875% 10/14/19	200,000	264,500
8.875% 4/15/24	100,000	136,500
10.125% 5/15/27	125,000	190,000
10.25% 6/17/13	150,000	179,550
10.50% 7/14/14	100,000	126,850
11.00% 8/17/40	300,000	404,550
		3,911,317
Canada – 0.07%
Canada Government International Bond 2.375% 9/10/14	300,000	307,871
Export Development Canada
2.25% 5/28/15	200,000	202,409
3.50% 5/16/13	100,000	105,280
4.50% 10/25/12	300,000	317,702
		933,262
Chile – 0.01%
Chile Government International Bond
3.875% 8/5/20	100,000	97,875
5.50% 1/15/13	100,000	107,360
		205,235
Hungary – 0.03%
Republic of Hungary
4.75% 2/3/15	200,000	201,098
6.25% 1/29/20	100,000	102,093
6.375% 3/29/21	35,000	35,163
7.625% 3/29/41	65,000	65,449
		403,803
Israel – 0.05%
Israel Government AID Bond 5.50% 4/26/24	200,000	226,161
Israel Government International Bond
5.50% 11/9/16	100,000	110,796
5.125% 3/1/14	100,000	108,287
5.125% 3/26/19	175,000	184,912
		630,156
Italy – 0.20%
Republic of Italy
2.125% 10/5/12	200,000	201,817
2.125% 9/16/13	250,000	250,623
3.125% 1/26/15	300,000	301,482
4.375% 6/15/13	300,000	316,276
4.50% 1/21/15	200,000	210,632
4.75% 1/25/16	200,000	209,463
5.25% 9/20/16	200,000	213,095
5.375% 6/12/17	200,000	212,942
5.375% 6/15/33	200,000	197,482
5.625% 6/15/12	200,000	210,019
6.875% 9/27/23	350,000	394,241
		2,718,072
Japan – 0.11%
Development Bank of Japan 5.125% 2/1/17	200,000	222,135
Japan Bank for International Cooperation
4.25% 6/18/13	200,000	212,903
Japan Finance
1.50% 7/6/12	200,000	201,042
2.125% 11/5/12	300,000	305,383
2.875% 2/2/15	300,000	306,869
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	98,966
5.00% 5/16/17	200,000	220,354
		1,567,652
Mexico – 0.21%
Mexico Government International Bond
5.625% 1/15/17	250,000	277,000
6.05% 1/11/40	375,000	388,125
6.375% 1/16/13	300,000	327,750
8.30% 8/15/31	500,000	669,000
United Mexican States
5.125% 1/15/20	350,000	367,850
5.875% 2/17/14	100,000	110,050
5.95% 3/19/19	250,000	279,875
6.75% 9/27/34	200,000	226,600
11.375% 9/15/16	200,000	281,000
		2,927,250
Norway – 0.04%
Eksportfinans
2.00% 9/15/15	100,000	97,925
3.00% 11/17/14	200,000	205,981
5.50% 5/25/16	250,000	280,994
		584,900
Panama – 0.05%
Panama Government International Bond
5.20% 1/30/20	200,000	213,000
6.70% 1/26/36	100,000	112,750
7.125% 1/29/26	100,000	119,150
8.875% 9/30/27	100,000	135,500
9.375% 4/1/29	100,000	141,500
		721,900
Peru – 0.07%
Republic of Peru
5.625% 11/18/50	100,000	91,000
6.55% 3/14/37	150,000	163,125
7.125% 3/30/19	125,000	148,125
7.35% 7/21/25	100,000	119,350
8.375% 5/3/16	100,000	123,250
8.75% 11/21/33	200,000	269,500
		914,350
Poland – 0.06%
Republic of Poland
5.25% 1/15/14	400,000	428,547
6.25% 7/3/12	50,000	53,502
6.375% 7/15/19	280,000	312,967
		795,016
Republic of Korea – 0.04%
Korea Finance 3.25% 9/20/16	100,000	97,162
Republic of Korea
4.875% 9/22/14	50,000	53,479
5.125% 12/7/16	100,000	107,326
5.75% 4/16/14	200,000	218,213
7.125% 4/16/19	100,000	118,236
		594,416
South Africa – 0.05%
South Africa Government International Bond
5.875% 5/30/22	100,000	107,875
6.875% 5/27/19	500,000	583,125
		691,000
Sweden – 0.03%
Swedish Export Credit
1.75% 10/20/15	55,000	53,433
3.25% 9/16/14	200,000	209,131
5.125% 3/1/17	150,000	166,136
		428,700
Total Sovereign Debt (Cost $17,487,171)		18,027,029
Supranational Banks – 1.25%
African Development Bank
1.625% 2/11/13	200,000	202,517
3.00% 5/27/14	100,000	104,257
Andina De Fomento
3.75% 1/15/16	200,000	198,342
8.125% 6/4/19	140,000	168,767
Asian Development Bank
1.625% 7/15/13	500,000	506,452
2.625% 2/9/15	400,000	410,907
2.75% 5/21/14	250,000	259,309
4.25% 10/20/14	100,000	108,599
5.50% 6/27/16	200,000	229,055
5.593% 7/16/18	200,000	227,430
Council of Europe Development 2.75% 2/10/15	100,000	102,815
European Bank for Reconstruction & Development
2.50% 3/15/16	200,000	199,034
2.75% 4/20/15	200,000	205,826
3.625% 6/17/13	100,000	106,312
European Investment Bank
1.25% 9/17/13	250,000	250,481
1.25% 2/14/14	500,000	497,264
1.375% 10/20/15	500,000	481,295
1.625% 3/15/13	500,000	506,971
1.625% 9/1/15	100,000	97,738
1.75% 9/14/12	500,000	507,662
2.25% 3/15/16	500,000	495,459
2.375% 3/14/14	200,000	205,040
2.75% 3/23/15	500,000	515,080
2.875% 3/15/13	200,000	207,478
2.875% 9/15/20	200,000	186,809
3.00% 4/8/14	200,000	208,576
3.125% 6/4/14	500,000	523,490
3.25% 5/15/13	500,000	523,011
4.00% 2/16/21	400,000	405,889
4.25% 7/15/13	250,000	267,371
4.875% 2/16/16	300,000	333,216
4.875% 1/17/17	400,000	443,656
4.875% 2/15/36	100,000	101,616
5.125% 5/30/17	500,000	561,779
Inter-American Development Bank
3.00% 4/22/14	200,000	209,060
3.875% 2/14/20	200,000	206,996
4.25% 9/14/15	375,000	408,011
4.375% 9/20/12	300,000	316,296
5.125% 9/13/16	500,000	564,196
International Bank for Reconstruction & Development
1.125% 7/6/12	300,000	300,537
1.375% 2/10/14	500,000	498,962
1.75% 10/22/12	500,000	508,166
2.00% 4/2/12	600,000	609,729
2.125% 3/15/16	250,000	248,823
2.375% 5/26/15	300,000	305,956
3.50% 10/8/13	700,000	741,647
4.75% 2/15/35	50,000	50,759
5.00% 4/1/16	300,000	336,443
7.625% 1/19/23	100,000	134,121
International Finance
2.125% 11/17/17	200,000	193,915
3.00% 4/22/14	405,000	423,372
3.50% 5/15/13	200,000	211,796
Nordic Investment Bank
1.625% 1/28/13	200,000	202,928
2.50% 7/15/15	200,000	203,780
2.625% 10/6/14	100,000	103,215
3.625% 6/17/13	100,000	105,674
Total Supranational Banks (Cost $17,030,043)		17,233,885
U.S. Treasury Obligations – 32.92%
U.S. Treasury Bonds
3.50% 2/15/39	2,650,000	2,222,274
3.875% 8/15/40	4,750,000	4,251,250
4.25% 5/15/39	2,350,000	2,254,531
4.25% 11/15/40	4,000,000	3,826,252
4.375% 2/15/38	1,500,000	1,475,625
4.375% 11/15/39	5,000,000	4,892,190
4.375% 5/15/40	3,750,000	3,666,810
4.50% 2/15/36	1,500,000	1,514,766
4.50% 5/15/38	950,000	952,969
4.50% 8/15/39	3,350,000	3,349,477
4.625% 2/15/40	4,100,000	4,181,360
4.75% 2/15/37	700,000	732,813
4.75% 2/15/41	2,000,000	2,079,062
5.00% 5/15/37	250,000	271,680
5.25% 11/15/28	500,000	562,969
5.25% 2/15/29	1,700,000	1,914,890
5.375% 2/15/31	2,500,000	2,859,375
6.125% 11/15/27	800,000	988,375
6.125% 8/15/29	1,800,000	2,234,531
6.25% 8/15/23	600,000	745,219
6.25% 5/15/30	2,200,000	2,773,032
6.375% 8/15/27	1,250,000	1,582,618
6.625% 2/15/27	750,000	970,898
6.75% 8/15/26	500,000	653,594
6.875% 8/15/25	1,000,000	1,316,406
7.125% 2/15/23	500,000	663,203
7.25% 8/15/22	500,000	667,891
7.50% 11/15/24	500,000	690,078
7.625% 11/15/22	500,000	686,797
7.625% 2/15/25	500,000	698,282
8.00% 11/15/21	1,700,000	2,374,422
8.125% 5/15/21	500,000	700,703
8.125% 8/15/21	700,000	983,828
U.S. Treasury Notes
0.375% 8/31/12	2,900,000	2,895,583
0.375% 9/30/12	5,000,000	4,988,280
0.375% 10/31/12	5,000,000	4,984,180
0.50% 11/30/12	3,000,000	2,994,141
0.50% 10/15/13	2,500,000	2,466,213
0.50% 11/15/13	2,000,000	1,970,156
0.625% 6/30/12	3,000,000	3,008,208
0.625% 7/31/12	3,000,000	3,007,281
0.625% 12/31/12	3,000,000	2,997,891
0.625% 1/31/13	3,000,000	2,995,080
0.625% 2/28/13	5,000,000	4,988,480
0.75% 5/31/12	5,000,000	5,021,879
0.75% 8/15/13	2,000,000	1,990,156
0.75% 9/15/13	3,000,000	2,981,484
0.75% 12/15/13	2,000,000	1,980,156
1.00% 4/30/12	3,500,000	3,524,735
1.00% 7/15/13	2,000,000	2,003,434
1.00% 1/15/14	5,000,000	4,976,175
1.125% 12/15/12	4,500,000	4,536,212
1.125% 6/15/13	3,000,000	3,015,231
1.25% 8/31/15	2,000,000	1,938,750
1.25% 9/30/15	3,000,000	2,901,798
1.25% 10/31/15	10,000,000	9,650,779
1.375% 4/15/12	1,000,000	1,010,860
1.375% 5/15/12	4,000,000	4,045,156
1.375% 9/15/12	2,500,000	2,530,958
1.375% 10/15/12	3,000,000	3,037,266
1.375% 11/15/12	4,000,000	4,049,688
1.375% 1/15/13	10,000,000	10,119,919
1.375% 2/15/13	3,000,000	3,035,976
1.375% 3/15/13	3,500,000	3,541,146
1.375% 5/15/13	4,000,000	4,044,384
1.50% 7/15/12	1,500,000	1,520,742
1.50% 12/31/13	3,000,000	3,028,830
1.75% 8/15/12	3,000,000	3,052,500
1.75% 4/15/13	3,000,000	3,057,201
1.75% 1/31/14	2,000,000	2,031,720
1.75% 3/31/14	2,000,000	2,029,062
1.75% 7/31/15	3,500,000	3,474,296
1.875% 6/15/12	2,000,000	2,035,704
1.875% 2/28/14	1,500,000	1,528,008
1.875% 4/30/14	2,800,000	2,848,782
1.875% 6/30/15	2,000,000	1,999,220
1.875% 8/31/17	2,000,000	1,896,720
1.875% 9/30/17	2,000,000	1,892,188
1.875% 10/31/17	3,000,000	2,833,830
2.00% 11/30/13	2,600,000	2,660,736
2.00% 1/31/16	2,000,000	1,985,782
2.125% 11/30/14	2,000,000	2,036,720
2.125% 5/31/15	5,000,000	5,055,479
2.125% 12/31/15	4,000,000	4,001,564
2.125% 2/29/16	5,000,000	4,985,155
2.25% 5/31/14	2,000,000	2,056,406
2.25% 1/31/15	2,500,000	2,551,953
2.25% 11/30/17	2,500,000	2,415,235
2.375% 8/31/14	3,700,000	3,809,265
2.375% 9/30/14	3,000,000	3,086,955
2.375% 10/31/14	3,800,000	3,906,579
2.375% 2/28/15	5,000,000	5,122,684
2.375% 3/31/16	2,000,000	2,014,220
2.375% 7/31/17	2,000,000	1,960,312
2.50% 3/31/13	1,500,000	1,551,797
2.50% 3/31/15	2,000,000	2,057,354
2.50% 4/30/15	2,000,000	2,054,844
2.50% 6/30/17	2,000,000	1,979,062
2.625% 6/30/14	3,000,000	3,118,125
2.625% 7/31/14	2,400,000	2,493,374
2.625% 12/31/14	4,000,000	4,141,876
2.625% 2/29/16	2,000,000	2,040,938
2.625% 4/30/16	1,000,000	1,017,813
2.625% 1/31/18	2,000,000	1,972,344
2.625% 8/15/20	6,000,000	5,629,685
2.625% 11/15/20	5,500,000	5,133,045
2.75% 2/28/13	2,000,000	2,076,720
2.75% 10/31/13	2,250,000	2,347,911
2.75% 11/30/16	2,500,000	2,535,743
2.75% 5/31/17	3,000,000	3,015,705
2.75% 12/31/17	2,000,000	1,991,094
2.75% 2/28/18	1,000,000	992,578
2.75% 2/15/19	5,000,000	4,886,330
3.00% 8/31/16	2,000,000	2,062,500
3.00% 9/30/16	2,000,000	2,060,470
3.00% 2/28/17	2,000,000	2,046,562
3.125% 4/30/13	2,000,000	2,096,406
3.125% 8/31/13	1,000,000	1,051,719
3.125% 9/30/13	4,000,000	4,208,124
3.125% 10/31/16	2,500,000	2,588,478
3.125% 1/31/17	3,000,000	3,096,093
3.125% 4/30/17	2,500,000	2,569,923
3.125% 5/15/19	4,000,000	4,000,312
3.25% 5/31/16	1,700,000	1,780,485
3.25% 6/30/16	1,500,000	1,569,609
3.25% 7/31/16	1,850,000	1,933,973
3.25% 12/31/16	2,500,000	2,598,633
3.25% 3/31/17	2,500,000	2,591,015
3.375% 11/30/12	1,000,000	1,046,172
3.375% 6/30/13	1,500,000	1,583,087
3.375% 7/31/13	2,000,000	2,113,438
3.375% 11/15/19	6,200,000	6,268,782
3.50% 5/31/13	950,000	1,004,551
3.50% 2/15/18	1,600,000	1,665,875
3.50% 5/15/20	7,000,000	7,095,738
3.625% 12/31/12	1,000,000	1,051,953
3.625% 5/15/13	1,250,000	1,323,340
3.625% 8/15/19	5,500,000	5,686,482
3.625% 2/15/20	6,000,000	6,164,063
3.625% 2/15/21	4,500,000	4,564,688
3.75% 11/15/18	3,630,000	3,814,335
3.875% 10/31/12	1,500,000	1,578,107
3.875% 2/15/13	800,000	847,625
3.875% 5/15/18	1,350,000	1,435,641
4.00% 11/15/12	500,000	527,403
4.00% 2/15/14	2,250,000	2,431,582
4.00% 2/15/15	2,500,000	2,715,625
4.00% 8/15/18	2,550,000	2,728,500
4.125% 8/31/12	1,000,000	1,050,977
4.125% 5/15/15	2,250,000	2,457,070
4.25% 9/30/12	2,000,000	2,110,470
4.25% 8/15/13	2,000,000	2,154,844
4.25% 11/15/13	1,000,000	1,083,047
4.25% 8/15/14	1,200,000	1,312,406
4.25% 11/15/14	2,000,000	2,191,094
4.25% 8/15/15	2,500,000	2,744,338
4.25% 11/15/17	1,750,000	1,908,048
4.375% 8/15/12	3,000,000	3,160,548
4.50% 4/30/12	1,000,000	1,044,922
4.50% 11/15/15	1,000,000	1,109,610
4.50% 2/15/16	3,000,000	3,329,532
4.50% 5/15/17	1,350,000	1,494,281
4.625% 7/31/12	1,900,000	2,005,169
4.625% 11/15/16	1,600,000	1,783,875
4.625% 2/15/17	1,700,000	1,895,102
4.75% 5/31/12	1,000,000	1,050,703
4.75% 5/15/14	2,000,000	2,213,282
4.75% 8/15/17	2,500,000	2,802,735
4.875% 6/30/12	850,000	897,149
4.875% 8/15/16	1,000,000	1,128,906
5.125% 5/15/16	1,500,000	1,709,180
7.25% 5/15/16	1,000,000	1,243,281
7.50% 11/15/16	800,000	1,013,688
7.875% 2/15/21	750,000	1,033,242
8.125% 8/15/19	500,000	686,680
8.50% 2/15/20	150,000	211,770
8.75% 5/15/17	1,000,000	1,351,172
8.75% 5/15/20	900,000	1,292,203
8.75% 8/15/20	800,000	1,152,688
8.875% 8/15/17	750,000	1,024,805
8.875% 2/15/19	750,000	1,061,777
9.125% 5/15/18	250,000	352,246
9.25% 2/15/16	200,000	266,344
9.875% 11/15/15	500,000	674,453
10.625% 8/15/15	500,000	683,907
11.25% 2/15/15	250,000	339,961
Total U.S. Treasury Obligations (Cost $455,464,854)		455,810,785

	Number of
	Shares
Short-Term Investment – 5.37%
Money Market Mutual Fund – 5.37%
Dreyfus Treasury & Agency Cash Management Fund	74,384,570	74,384,570
Total Short-Term Investment (Cost $74,384,570)		74,384,570
Total Value of Securities – 104.41%
(Cost $1,423,727,945)		1,445,430,780
Liabilities Net of Receivables and Other Assets (See Notes) – (4.41%)		(61,008,097)
Net Assets Applicable to 125,842,027 Shares Outstanding – 100.00%		$1,384,422,683

•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $4,292,183, which represented 0.31% of the Fund's net assets. See Note 3 in "Notes."
∆Securities have been classified by country of origin.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
GNMA – Government National Mortgage Association
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To Be Announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Bond Index Fund (Fund).

Security Valuation – U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,423,947,535
Aggregate unrealized appreciation	$ 29,459,176
Aggregate unrealized depreciation	(7,975,931)
Net unrealized appreciation	$ 21,483,245

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage-Backed
Securities	$ -	$576,842,099	$ 576,842,099
Corporate Debt	-	286,860,487	286,860,487
Foreign Debt	-	40,128,227	40,128,227
Municipal Bonds	-	11,404,612	11,404,612
Short-Term Investment	74,384,570	-	74,384,570
U.S. Treasury Obligations	-	455,810,785	455,810,785
Total	$74,384,570	$1,371,046,210	$1,445,430,780

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard &Poor’s Ratings Group and/or Baa or lower by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2011, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Large Cap 100 Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.82%
Aerospace & Defense – 3.79%
General Dynamics	62,437	$4,780,177
L-3 Communications Holdings	60,360	4,726,792
Northrop Grumman	69,213	4,340,347
Raytheon	94,105	4,787,121
		18,634,437
Auto Components – 0.89%
Autoliv	58,600	4,349,878
		4,349,878
Beverages – 0.94%
Molson Coors Brewing Class B	98,725	4,629,215
		4,629,215
Capital Markets – 0.97%
Morgan Stanley	174,400	4,764,608
		4,764,608
Chemicals – 1.99%
Air Products & Chemicals	56,100	5,059,098
†duPont (E.I.) deNemours	85,800	4,716,426
		9,775,524
Commercial Services & Supplies – 1.93%
Republic Services	157,500	4,731,300
Waste Management	127,700	4,768,318
		9,499,618
Communications Equipment – 2.89%
Cisco Systems	274,200	4,702,530
Corning	228,264	4,709,086
Harris	96,196	4,771,322
		14,182,938
Computers & Peripherals – 0.96%
†Hewlett-Packard	115,007	4,711,837
		4,711,837
Consumer Finance – 0.96%
Capital One Financial	91,100	4,733,556
		4,733,556
Distributors – 0.97%
Genuine Parts	88,707	4,758,243
		4,758,243
Diversified Financial Services – 0.96%
JPMorgan Chase	102,200	4,711,420
		4,711,420
Diversified Telecommunications Services – 1.99%
AT&T	159,919	4,893,522
CenturyTel	117,084	4,864,840
		9,758,362
Electric Utilities – 3.94%
American Electric Power	133,773	4,700,783
Entergy	69,800	4,691,258
FirstEnergy	127,900	4,743,811
PPL	188,900	4,779,170
Progress Energy	10,000	461,400
		19,376,422
Food & Staples Retailing – 1.93%
Sysco	171,400	4,747,780
Wal-Mart Stores	90,700	4,720,935
		9,468,715
Food Products – 2.92%
†Archer-Daniels-Midland	132,100	4,756,921
Bunge	55,200	3,992,616
ConAgra Foods	199,059	4,727,651
Smucker (J.M.)	12,000	856,680
		14,333,868
Health Care Equipment & Supplies – 0.97%
Medtronic	120,600	4,745,610
		4,745,610
Health Care Providers & Services – 5.85%
Aetna	126,311	4,727,821
Cardinal Health	115,204	4,738,341
CIGNA	113,500	5,025,779
Quest Diagnostics	82,800	4,779,216
UnitedHealth Group	104,545	4,725,434
WellPoint	68,200	4,759,678
		28,756,269
Hotels, Restaurants & Leisure – 1.93%
Carnival	122,400	4,695,264
Darden Restaurants	97,900	4,809,827
		9,505,091
Household Durables – 1.94%
Garmin	139,787	4,733,188
Whirlpool	56,400	4,814,304
		9,547,492
Household Products – 0.96%
†Procter & Gamble	76,600	4,718,560
		4,718,560
Independent Power Producers & Energy Traders – 0.26%
Ameren	31,000	870,170
†NRG Energy	19,000	409,260
		1,279,430
Industrial Conglomerates – 1.93%
†General Electric	236,149	4,734,787
Tyco International	105,800	4,736,666
		9,471,453
Insurance – 9.74%
ACE	74,000	4,787,800
Allstate	149,100	4,738,398
†American International Group	131,700	4,627,938
Chubb	79,800	4,892,538
Cincinnati Financial	71,000	2,328,800
CNA Financial	14,300	422,565
Everest Re Group	15,000	1,322,700
Hartford Financial Services Group	177,100	4,769,303
PartnerRe	10,000	792,400
Prudential Financial	77,800	4,790,924
Travelers	79,947	4,755,248
Unum Group	178,471	4,684,864
XL Group	200,800	4,939,679
		47,853,157
IT Services – 2.51%
Computer Sciences	96,919	4,722,863
Fidelity National Information Services	88,000	2,876,720
Visa Class A	64,000	4,711,680
		12,311,263
Leisure Equipment & Products – 1.37%
Hasbro	43,000	2,014,120
Mattel	190,085	4,738,819
		6,752,939
Machinery – 2.92%
Eaton	86,600	4,801,104
†Huntington Ingalls Industries	3,152	130,815
Illinois Tool Works	88,700	4,764,964
ITT	77,500	4,653,875
		14,350,758
Media – 1.99%
News Class A	288,105	5,059,124
Time Warner	132,331	4,724,217
		9,783,341
Metals & Mining – 2.90%
Freeport-McMoRan Copper & Gold	86,000	4,777,300
Newmont Mining	87,700	4,786,666
Nucor	101,800	4,684,836
		14,248,802
Multiline Retail – 2.89%
Kohl's	89,400	4,741,776
Macy's	195,900	4,752,534
Target	94,500	4,725,945
		14,220,255
Multi-Utilities – 0.96%
DTE Energy	96,900	4,744,224
		4,744,224
Office Electronics – 0.96%
Xerox	445,478	4,744,341
		4,744,341
Oil, Gas & Consumable Fuels – 9.66%
Chesapeake Energy	138,300	4,635,816
Chevron	43,919	4,718,218
ConocoPhillips	58,869	4,701,278
Exxon Mobil	56,173	4,725,834
Hess	56,700	4,831,407
Marathon Oil	89,627	4,778,015
Murphy Oil	64,915	4,766,059
Spectra Energy	184,231	5,007,400
Sunoco	102,900	4,691,211
Valero Energy	154,500	4,607,190
		47,462,428
Paper & Forest Products – 1.36%
International Paper	168,700	5,091,366
MeadWestvaco	53,000	1,607,490
		6,698,856
Pharmaceuticals – 3.90%
Bristol-Myers Squibb	179,400	4,741,542
Johnson & Johnson	80,015	4,740,889
†Lilly (Eli)	135,000	4,747,950
Pfizer	242,053	4,916,096
		19,146,477
Real Estate Investment Trusts – 0.96%
Annaly Mortgage Management	271,200	4,732,440
		4,732,440
Road & Rail – 1.05%
Norfolk Southern	74,321	5,148,216
		5,148,216
Semiconductors & Semiconductor Equipment – 6.01%
Analog Devices	120,251	4,735,484
Applied Materials	301,900	4,715,678
Intel	232,041	4,680,267
KLA-Tencor	99,700	4,722,789
Maxim Integrated Products	4,000	102,400
Microchip Technology	29,000	1,102,290
†Texas Instruments	136,656	4,722,831
Xilinx	144,735	4,747,309
		29,529,048
Software – 1.94%
CA	199,003	4,811,893
Microsoft	185,600	4,706,816
		9,518,709
Specialty Retail – 2.87%
Best Buy	162,600	4,669,872
Gap	209,754	4,753,026
Staples	240,300	4,666,626
		14,089,524
Textiles, Apparel & Luxury Goods – 1.04%
VF	51,848	5,108,583
		5,108,583
Thrift & Mortgage Finance – 0.97%
New York Community Bancorp	276,698	4,775,807
		4,775,807
Tobacco – 0.95%
Reynolds American	132,038	4,691,310
		4,691,310
Total Common Stock (Cost $439,616,300)		485,623,024

Short-Term Investments – 3.32%

Money Market Mutual Fund – 3.09%
Dreyfus Treasury & Agency Cash Management Fund	15,208,893	15,208,893

		15,208,893
	Principal
	Amount
	(U.S. $)
^∞U.S. Treasury Obligations – 0.23%
U.S. Treasury Bills
0.026% 5/19/11	$370,000	369,979
0.118% 4/7/11	765,000	764,998
	1,134,977
Total Short-Term Investments (Cost $16,343,852)		16,343,870

Total Value of Securities – 102.14%		501,966,894
(Cost $455,960,152)
Liabilities Net of Receivables and Other Assets (See Notes) – (2.14%)		(10,525,244)
Net Assets Applicable to 44,228,940 Shares Outstanding – 100.00%		$491,441,650

†Non income producing security.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.

1The following futures contract was outstanding at March 31, 2011:

Futures Contract

Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
103 S&P 500 E-mini Index	$6,692,356	$6,803,150	6/17/11	$110,794

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Large Cap 100 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value.  Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$457,261,737
Aggregate unrealized appreciation	$ 47,532,476
Aggregate unrealized depreciation	(2,827,319)
Net unrealized appreciation	$ 44,705,157

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$485,623,024	$ -	$485,623,024
Short-Term Investments	15,208,893	1,134,977	16,343,870
Total	$500,831,917	$1,134,977	$501,966,894

Futures Contract	$110,794	$ -	$110,794

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Mid Cap 200 Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.18%
Aerospace & Defense – 1.43%
Curtiss-Wright	15,700	$551,698
Ducommun	23,100	552,090
Triumph Group	6,155	544,410
		1,648,198
Airlines – 0.79%
†Republic Airways Holdings	57,300	368,439
SkyWest	31,962	540,797
		909,236
Auto Components – 1.17%
Lear	11,400	557,118
Standard Motor Products	40,800	564,264
Superior Industries International	8,600	220,504
		1,341,886
Biotechnology – 0.60%
†American Oriental Bioengineering	88,000	131,120
PDL BioPharma	97,021	562,722
		693,842
Building Products – 0.75%
Ameron International	7,717	538,569
Apogee Enterprises	24,582	324,237
		862,806
Capital Markets – 3.21%
Ares Capital	33,268	562,222
Blackrock Kelso Capital	54,835	555,478
Fifth Street Finance		353
4,711
Gladstone Capital	34,900	394,719
Golub Capital	1,000	15,780
Main Street Capital	8,900	164,205
MVC Capital	28,535	391,500
PennantPark Investment	46,377	552,814
Prospect Capital	45,339	553,592
Solar Capital	9,000	214,920
TICC Capital	25,400	276,098
		3,686,039
Chemicals – 2.64%
Ashland	9,200	531,392
Hawkins	17,014	698,935
Innophos Holdings	12,126	559,130
Quaker Chemical	13,409	538,640
Schulman (A.)	6,700	165,624
Sensient Technologies	15,100	541,184
		3,034,905
Commercial Banks – 1.40%
Banco Latinoamericano de Comercio Exterior	26,900	469,674
First Bancorp	34,478	457,178
FNB	11,900	125,426
Renasant	32,700	555,246
		1,607,524
Commercial Services & Supplies – 2.75%
ABM Industries	4,584	116,388
Avery Dennison	13,000	545,480
Brady Class A	15,500	553,195
Cintas	18,300	553,941
Donnelley (R.R.) & Sons	29,000	548,680
Ennis	4,900	83,447
G&K Services Class A	3,300	109,725
McGrath RentCorp	4,100	111,807
Multi-Color	2,200	44,462
Schawk	2,600	50,544
United Stationers	6,200	440,510
		3,158,179
Communications Equipment – 2.98%
†Anaren	30,675	616,568
Bel Fuse Class B	24,110	530,661
Black Box	15,801	555,405
Comtech Telecommunications	16,000	434,880
†EchoStar Class A	4,818	182,361
Plantronics	15,508	567,903
Tellabs	102,700	538,148
		3,425,926
Construction & Engineering – 0.85%
Comfort Systems USA	31,000	436,170
Great Lakes Dredge & Dock	70,389	537,068
		973,238
Containers & Packaging – 0.95%
Bemis	16,700	547,927
Sealed Air	20,600	549,196
		1,097,123
Distributors – 0.34%
†Core Mark Holding	11,800	389,990
		389,990
Diversified Consumer Services – 1.26%
Hillenbrand	15,400	331,100
Lincoln Educational Services	10,400	165,256
Regis	30,500	541,070
Stewart Enterprises	54,266	414,592
		1,452,018
Diversified Financial Services – 0.59%
Primoris Services	56,337	571,257
SeaCube Container Leasing	6,900	110,469

681,726
Diversified Telecommunications Services – 0.96%
Atlantic Tele-Network	14,994	557,627
USA Mobility	37,900	549,171
		1,106,798
Electric Utilities – 2.50%
Central Vermont Public Service	21,600	503,064
Empire District Electric	16,124	351,342
Great Plains Energy	27,300	546,546
Otter Tail	16,600	377,318
Pinnacle West Capital	12,800	547,712
Westar Energy	20,600	544,252
		2,870,234
Electrical Equipment – 1.03%
AZZ	12,000	547,200
Preformed Line Products	1,200	83,004
†SunPower Class A	32,000	548,480
		1,178,684
Electronic Equipment, Instruments & Components – 4.72%
AVX	36,660	546,601
Cognex	19,200	542,400
CTS	51,483	556,016
†Ingram Micro	26,200	550,986
Jabil Circuit	25,800	527,094
Littelfuse	5,800	331,180
Methode Electronics	6,800	82,144
Molex	21,800	547,616
MTS Systems	12,451	567,143
Park Electrochemical	16,917	545,573
†PC Connection	1,300	11,518
Richardson Electronics	4,200	55,356
†Synnex	16,911	553,497
		5,417,124
Energy Equipment & Services – 1.92%
Gulf Island Fabrication	17,801	572,658
Patterson-UTI Energy	18,900	555,471
SEACOR Holdings	5,700	527,022
Tidewater	9,149	547,568
		2,202,719
Food & Staples Retailing – 2.04%
Ingles Markets Class A	30,772	609,593
Nash Finch	4,300	163,142
Spartan Stores	37,100	548,709
Village Super Market Class A	16,469	479,248
Weis Markets	13,330	539,332
		2,340,024
Food Products – 1.60%
Cal-Maine Foods	18,738	552,771
Sanderson Farms	11,500	528,080
Seaboard	313	755,269
		1,836,120
Gas Utilities – 0.48%
Southern Union	19,100	546,642
		546,642
Health Care Equipment & Supplies – 4.33%
Analogic	9,696	548,309
Atrion	3,263	569,296
Cantel Medical	21,179	545,359
Cooper	7,925	550,391
DENTSPLY International	15,000	554,850
Hill-Rom Holdings	14,400	546,912
Invacare	18,258	568,189
West Pharmaceutical Services	12,220	547,089
Young Innovations	17,200	540,080
		4,970,475
Health Care Providers & Services – 5.07%
†Amedisys	15,600	546,000
Chemed	8,245	549,199
Ensign Group	23,581	752,942
Lincare Holdings	18,300	542,778
National Healthcare	12,137	564,249
Owens & Minor	16,901	548,944
Patterson	17,000	547,230
†Sun Healthcare Group	40,602	571,271
†Triple-S Management Class B	27,300	561,834
Universal Health Services Class B	11,208	553,787
U.S. Physical Therapy	3,700	82,658
		5,820,892
Hotels, Restaurants & Leisure – 2.17%
Ambassadors Group	39,900	436,905
Bob Evans Farms	16,900	550,940
Churchill Downs	11,000	456,500
Marcus	41,552	452,917
Speedway Motorsports	3,400	54,332
Wyndham Worldwide	17,000	540,770
		2,492,364
Household Durables – 1.17%
American Greetings Class A	23,200	547,520
Blyth	1,600	51,984
Kimball International Class B	74,200	519,400
National Presto Industries	2,000	225,360
		1,344,264
Industrial Conglomerates – 0.53%
Carlisle	1,304	58,093
Teleflex	9,531	552,608
		610,701
Insurance – 7.83%
American National Insurance	1,400	110,838
Argo Group International Holdings	7,408	244,760
Aspen Insurance Holdings	20,163	555,692
Axis Capital Holdings	15,552	543,076
Baldwin & Lyons Class B	20,740	485,731
EMC Insurance Group	21,491	533,622
Everest Re Group	6,500	573,169
Fidelity National Financial Class A	38,600	545,418
Flagstone Reinsurance Holdings	21,110	190,201
Horace Mann Educators	32,221	541,313
Kansas City Life Insurance	1,400	44,772
Maiden Holdings	55,714	417,298
OneBeacon Insurance Group	31,870	431,201
PartnerRe	7,100	562,604
Protective Life	20,400	541,620
Safety Insurance Group	11,948	550,922
Transatlantic Holdings	11,400	554,838
United Fire & Casualty	4,100	82,861
Unitrin	12,300	379,824
Universal American	23,888	547,274
Validus Holdings	16,647	554,845
		8,991,879
Internet Software & Services – 2.12%
Earthlink	69,721	545,915
†Internet Capital Group	51,400	729,880
Keynote Systems	7,400	137,270
†S1	69,863	466,685
United Online	87,200	549,796
		2,429,546
IT Services – 3.48%
Cass Information Systems	14,400	565,776
†CIBER	90,354	605,372
DST Systems	10,300	544,046
iGate	34,913	655,318
Lender Processing Services	17,000	547,230
MAXIMUS	2,367	192,129
Syntel	6,297	328,892
Total System Services	30,967	558,025
		3,996,788
Leisure Equipment & Products – 0.60%
Sturm Ruger	30,200	693,694
		693,694
Life Sciences Tools & Services – 0.94%
PerkinElmer	20,296	533,176
Pharmaceutical Product Development	19,552	541,786
		1,074,962
Machinery – 2.64%
Alamo Group	22,938	629,648
Ampco-Pittsburgh	19,564	539,575
Barnes Group	25,900	540,792
Federal Signal	26,575	173,003
Mueller Industries	12,000	439,440
NACCO Industries Class A	1,500	166,005
Pentair	14,500	547,955
		3,036,418
Marine – 0.47%
International Shipholding	14,818	368,969
Ship Finance International	8,213	170,255
		539,224
Media – 2.59%
Cinemark Holdings	28,399	549,521
Gannett	35,100	534,573
Harte-Hanks	45,666	543,425
Meredith	16,100	546,112
Scholastic	10,100	273,104
Washington Post Class B	1,200	525,072
		2,971,807
Metals & Mining – 0.11%
Kaiser Aluminum	2,500	123,125
		123,125
Multiline Retail – 1.08%
Bon-Ton Stores	10,500	162,750
Dillard's Class A	13,500	541,620
Fred's Class A	40,100	534,132
		1,238,502
Multi-Utilities – 1.19%
Avista	23,400	541,242
Northwestern	9,100	275,730
SCANA	13,900	547,243
		1,364,215
Oil, Gas & Consumable Fuels – 3.11%
Delek US Holdings	49,900	676,644
DHT Holdings	28,600	137,566
EXCO Resources	26,400	545,424
†Green Plains Renewable Energy	13,700	164,674
Knightsbridge Tankers	17,220	431,189
Overseas Shipholding Group	16,655	535,292
Penn Virginia	32,200	546,112
World Fuel Services	13,300	540,113
		3,577,014
Paper & Forest Products – 2.12%
Domtar	6,000	550,680
Glatfelter	41,874	557,762
MeadWestvaco	18,300	555,039
Neenah Paper	5,200	114,244
Schweitzer-Mauduit International	10,900	551,649
Wausau Paper	14,400	110,016
		2,439,390
Pharmaceuticals – 0.47%
Medicis Pharmaceutical Class A	16,852	539,938
		539,938
Real Estate Investment Trusts – 5.81%
American Capital Agency	18,900	550,746
Anworth Mortgage Asset	77,825	551,780
Apollo Commercial Real Estate	5,000	81,750
Arlington Asset Investment Class A	3,500	106,540
Capstead Mortgage	43,116	551,022
Chimera Investment	135,800	539,126
CreXus Investment	47,400	541,308
Hatteras Financial	19,468	547,440
Invesco Mortgage Capital	25,251	551,735
MFA Financial	65,897	540,355
PennyMac Mortgage Investment Trust	11,800	217,002
RAIT Financial Trust	220,200	541,692
Redwood Trust	27,900	433,845
Two Harbors Investment	52,300	547,581
Walter Investment Management	23,200	374,216
		6,676,138
Road & Rail – 0.48%
Ryder System	10,925	552,805
		552,805
Semiconductors & Semiconductor Equipment – 2.08%
Cohu	35,253	541,486
Intersil Class A	44,100	549,045
Micrel	16,300	219,724
MKS Instruments	16,300	542,790
National Semiconductor	37,600	539,184
		2,392,229
Software – 1.05%
Broadridge Financial Solutions	24,200	549,098
EPIQ Systems	5,800	83,288
†ePlus	600	15,966
Fair Isaac	17,468	552,163
		1,200,515
Specialty Retail – 3.21%
Big 5 Sporting Goods	35,984	428,929
Cato Class A	22,636	554,582
Foot Locker	27,654	545,337
RadioShack	35,500	532,855
Rent-A-Center	15,500	541,105
Sonic Automotive Class A	38,400	537,984
Stage Stores	28,200	542,004
		3,682,796
Textiles, Apparel & Luxury Goods – 1.84%
Brown Shoe	44,500	543,790
Jones Group	39,700	545,874
Unifirst	9,950	527,450
Weyco Group	20,225	494,704
		2,111,818
Thrift & Mortgage Finance – 0.72%
Bank Mutual	67,400	285,102
Hudson City Bancorp	56,200	544,016
		829,118
Tobacco – 0.47%
Universal	12,521	545,164
		545,164
Trading Companies & Distributors – 2.06%
Aircastle	15,370	185,516
Electro Rent	35,636	612,226
GATX	14,186	548,431
TAL International Group	12,045	436,872
Textainer Group Holdings	15,536	577,318
		2,360,363
Wireless Telecommunication Services – 0.48%
Telephone & Data Systems	16,500	556,050
		556,050
Total Common Stock (Cost $97,137,196)		111,623,175

Short-Term Investments – 4.70%

Money Market Mutual Fund – 4.42%
Dreyfus Treasury & Agency Cash Management Fund	5,076,350	5,076,350

5,076,350
	Principal
	Amount
∞^U.S. Treasury Obligations – 0.28%	(U.S. $)
U.S. Treasury Bills
0.046% 5/19/11	$145,000	144,992
0.096% 4/7/11	175,000	174,999
		319,991
Total Short-Term Investments (Cost $5,396,337)		5,396,341

Total Value of Securities–101.88%
(Cost $102,533,533)		117,019,516
Liabilities Net of Receivables and Other Assets (See Notes) – (1.88%)		(2,163,744)
Net Assets Applicable to 8,563,932 Shares Outstanding–100.00%		$114,855,772

†Non income producing security.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.

1The following futures contract was outstanding at March 31, 2011:

Futures Contract
				Unrealized
				Appreciation
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	(Depreciation)
37 Russell 2000 Mini Index	$2,962,102	$3,114,290	6/17/11	$152,188

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Mid Cap 200 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value.  Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$103,835,697
Aggregate unrealized appreciation	$ 15,578,572
Aggregate unrealized depreciation	(2,394,753)
Net unrealized appreciation	$ 13,183,819

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$111,623,175	$ -	$111,623,175
Short-Term Investments	5,076,350	319,991	5,396,341
Total	$116,699,525	$319,991	$117,019,516

Futures Contract	$ 152,188	$ -	$ 152,188

There were no Level 3 Investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
The Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Developed International 150 Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.92%∆
Australia – 10.41%
Amcor	6,712	$49,050
Bendigo & Adelaide Bank	194,833	1,921,931
BlueScope Steel	887,155	1,813,631
CFS Retail Property Trust	945,012	1,799,855
GPT Group	560,911	1,823,081
Metcash	424,782	1,829,118
Mirvac Group	1,402,277	1,807,114
OneSteel	709,724	1,792,510
OZ Minerals	1,121,821	1,852,109
QBE Insurance Group	97,141	1,776,730
Sonic Healthcare	155,252	1,925,201
Stockland	464,926	1,785,419
Suncorp Group	212,310	1,863,582
TABCORP Holdings	230,308	1,785,555
Tatts Group	749,493	1,815,372
Telstra	630,008	1,838,982
Toll Holdings	294,716	1,809,009
		29,288,249
Austria – 0.65%
OMV	40,466	1,828,841
		1,828,841
Belgium – 1.89%
Ageas	607,285	1,725,592
Belgacom	46,775	1,812,024
Delhaize Group	21,880	1,781,429
		5,319,045
Canada – 4.49%
Bonavista Energy	58,700	1,816,213
Canadian Tire Class A	27,500	1,825,108
EnCana	51,823	1,791,013
Enerplus	56,394	1,785,958
Pengrowth Energy	129,400	1,789,660
Sun Life Financial	58,100	1,825,811
Yellow Media	316,300	1,797,456
		12,631,219
Finland – 2.58%
Kesko Class B	38,521	1,801,535
Nokia	205,217	1,755,180
Stora Enso Class R	156,320	1,862,015
UPM-Kymmene	87,023	1,840,069
		7,258,799
France – 7.71%
AXA	85,931	1,795,667
Bouygues	37,077	1,780,505
Casino Guichard Perrachon	19,041	1,802,322
CNP Assurances	84,132	1,786,093
GDF Suez	45,084	1,836,924
Lafarge	28,582	1,782,890
PPR	12,102	1,854,875
Sanofi-Aventis	25,814	1,809,974
SCOR	66,137	1,801,010
Total	29,615	1,802,838
Vinci	29,094	1,818,126
Vivendi	63,756	1,820,653
		21,691,877
Germany – 3.89%
Allianz	12,850	1,809,993
Deutsche Lufthansa	100,571	1,817,247
E.ON	59,853	1,837,281
Hannover Rueckversicherung AG	33,116	1,814,860
Muenchener Rueckversicherungs Class R	11,702	1,847,466
RWE	28,470	1,823,110
		10,949,957
■Hong Kong – 1.30%
Esprit Holdings	404,700	1,857,305
New World Development	1,013,000	1,789,279
		3,646,584
Italy – 4.44%
Banco Popolare	603,522	1,799,575
Enel	288,143	1,816,369
ENI	73,232	1,798,583
Finmeccanica	139,988	1,761,712
Intesa Sanpaolo	578,168	1,710,865
Parmalat	539,263	1,806,672
Telecom Italia	1,165,919	1,792,789
		12,486,565
Japan – 32.51%
Aeon	154,300	1,788,340
Aisin Seiki	53,400	1,854,153
Asahi Breweries	103,700	1,724,281
Asahi Glass	138,000	1,735,473
Benesse Holdings	43,100	1,764,418
Brother Industries	120,100	1,764,499
Chiba Bank	313,000	1,753,628
Dai Nippon Printing	153,000	1,863,408
Daiichi Sankyo	92,700	1,789,915
Denso	55,500	1,841,659
East Japan Railway	32,600	1,812,744
Fuji Heavy Industries	283,000	1,823,721
Fujitsu	322,000	1,819,537
Hitachi	365,000	1,900,151
Honda Motor	47,900	1,799,669
Hoya	78,600	1,793,601
ITOCHU	166,700	1,745,665
JFE Holdings	60,800	1,779,227
Kobe Steel	679,000	1,763,318
Konica Minolta Holdings	222,500	1,864,533
Kuraray	144,100	1,857,231
Marubeni	252,000	1,814,824
Mazda Motor	858,000	1,887,756
Mitshui	98,700	1,769,302
Mitsubishi	63,400	1,760,031
Mitsubishi Chemical Holdings	294,000	1,848,656
Mitsubishi UFJ Financial Group	388,100	1,791,769
Mitsui Chemicals	499,000	1,763,823
Mitsui OSK Lines	313,000	1,802,549
Mizuho Financial Group	1,070,800	1,776,620
Nippon Steel	556,000	1,778,130
Nippon Telegraph & Telephone	39,600	1,778,251
Nippon Yusen	453,000	1,770,063
Nissan Motor	208,400	1,849,104
OJI Paper	368,000	1,747,641
Ricoh	156,000	1,830,550
Sega Sammy Holdings	102,300	1,778,489
Shin-Etsu Chemical	36,700	1,824,521
Shionogi	105,000	1,791,344
Sumitomo	126,400	1,806,908
Sumitomo Electric Industries	133,100	1,841,877
Sumitomo Metal Mining	102,000	1,754,878
Sumitomo Mitsui Financial Group	55,900	1,737,991
Sumitomo Mitsui Trust Holdings	522,000	1,851,398
Takeda Pharmaceutical	37,900	1,767,983
TDK	30,400	1,796,405
Tokyo Electric Power	259,200	1,452,206
TonenGeneral Sekiyu	144,000	1,778,034
Toppan Printing	225,000	1,774,572
Toyota Tsusho	112,700	1,859,025
West Japan Railway	468	1,806,168
		91,430,039
Luxembourg – 0.64%
ArcelorMittal	49,268	1,782,222
		1,782,222
Netherlands – 1.00%
Koninklijke Philips Electronics	56,150	1,794,832
Royal Dutch Shell Class A	28,308	1,028,074
		2,822,906
New Zealand – 0.64%
Telecom Corporation of New Zealand	1,169,020	1,792,843
		1,792,843
Norway – 0.65%
Statoil	65,496	1,815,550
		1,815,550
Portugal – 0.65%
Energias de Portugal	467,056	1,818,933
		1,818,933
Singapore – 1.31%
Fraser & Neave	388,000	1,849,891
Keppel	77	751
Singapore Airlines	169,000	1,834,057
		3,684,699
Spain – 5.66%
ACS Actividades de Construccion y Servicios	38,451	1,802,621
Banco Bilbao Vizcaya Argentaria	143,072	1,735,842
Banco de Sabadell	399,429	1,747,460
†Banco Popular Espanol	294,531	1,731,414
Banco Santander	149,934	1,740,689
Gas Natural	95,525	1,794,436
Iberdrola	205,350	1,785,711
Mapfre	476,548	1,795,792
Repsol	51,968	1,780,466
		15,914,431
Sweden – 1.93%
Electrolux Class B	69,745	1,797,441
Skanska Class B	88,500	1,863,039
Svenska Cellulosa Class B	110,221	1,773,830
		5,434,310
Switzerland – 1.27%
Baloise Holding	18,171	1,800,284
Novartis	32,693	1,773,288
		3,573,572
United Kingdom – 12.30%
Associated British Foods	108,748	1,730,471
AstraZeneca	38,938	1,788,243
Aviva	255,952	1,776,958
Babcock International Group	185,864	1,851,476
BAE Systems	336,202	1,752,191
Balfour Beatty	323,148	1,782,128
Firstgroup	73,958	387,109
Imperial Tobacco Group	58,663	1,813,332
International Power	350,136	1,729,892
Investec	235,868	1,807,406
J Sainsbury	324,427	1,744,946
Kingfisher	436,129	1,720,303
Marks & Spencer Group	317,445	1,714,522
Resolution	386,948	1,836,661
Rexam	307,213	1,790,837
RSA Insurance Group	835,530	1,762,460
Segro	89,084	459,422
Standard Life	545,322	1,808,985
Tesco	288,571	1,763,637
Vodafone Group	616,123	1,744,390
WM Morrison Supermarkets	415,338	1,838,833
	34,604,202
Total Common Stock (Cost $259,783,407)		269,774,843

Preferred Stock – 0.51%∆
Germany – 0.51%
Porsche Automobil Holding 0.19%	22,032	1,445,660
Total Preferred Stock (Cost $1,485,435)		1,445,660

Short-Term Investment – 6.54%
Money Market Mutual Fund – 6.54%
Dreyfus Treasury & Agency Cash Management Fund	18,382,779	18,382,779
Total Short-Term Investment (Cost $18,382,779)		18,382,779

Total Value of Securities – 102.97%
(Cost $279,651,621)		289,603,282
Liabilities Net of Receivables and Other Assets (See Notes) – (2.97%)*		(8,345,909)
Net Assets Applicable to 31,572,101 Shares Outstanding – 100.00%		$281,257,373

†Non income producing security.
∆Securities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
*Includes $1,904,000 cash pledged as collateral for index future contracts.

Summary of Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
NOK – Norwegian Kroner
NZD – New Zealand Dollar
SGD – Singapore Dollar
USD – United States Dollar

1The following foreign currency exchange contracts and futures contract were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	AUD	964,344	USD	(1,000,000)	4/5/11	$(2,423)
MNB	CAD	4,070,556	USD	(4,200,000)	4/5/11	(2,278)
MNB	CHF	137,459	USD	(150,000)	4/5/11	(339)
MNB	EUR	(13,388,956)	USD	19,000,000	4/5/11	26,954
MNB	GBP	(10,577,533)	USD	17,000,000	4/5/11	33,517
MNB	HKD	8,552,610	USD	(1,100,000)	4/4/11	(500)
MNB	JPY	4,226,880,000	USD	(51,000,000)	4/4/11	(179,719)
MNB	NOK	11,039,544	USD	(2,000,000)	4/5/11	(4,325)
MNB	NZD	(2,224,985)	USD	1,700,000	4/5/11	2,884
MNB	SGD	(6,051,845)	USD	4,800,000	4/5/11	(986)
						$(127,215)

Futures Contract
				Unrealized
				Appreciation
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	(Depreciation)
107 EMINI MSCI EAFE Index	$8,834,370	$9,025,450	6/17/11	$191,080

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Developed International 150 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax returns for all open tax years (December 31, 2008 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s Prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$279,921,511
Aggregate unrealized appreciation	$15,342,609
Aggregate unrealized depreciation	(5,660,838)
Net unrealized appreciation	$9,681,771

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$269,774,843	$-	$269,774,843
Preferred Stock	1,445,660	-	1,445,660
Short-Term Investment	18,382,779	-	18,382,779
Total	$289,603,282	$-	$289,603,282

Foreign Currency Exchange Contracts	$-	$(127,215)	$(127,215)
Future Contracts	$191,080	$-	$191,080

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of March 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign currency exchange contracts (Forward currency contracts)	Liabilities net of receivables and other assets	$-	Liabilities net of receivables and other assets	$(127,215)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	191,080	Liabilities net of receivables and other assets	-

Total		$191,080		$(127,215)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2011 was a follows:
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign currency exchange contracts (Forward currency contracts)	Net realized gain on foreign currency and net change in unrealized appreciation/depreciation of investments and foreign currencies	$3,437*	$(127,215)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	459,183	(34,070)

Total		$462,620	$(161,285)

* Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported on the Fund’s Statement of Operations.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Emerging Markets 100 Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Common Stock – 87.32%∆
Brazil – 10.00%
Banco do Brasil	135,526	$2,445,164
Centrais Eletricas Brasileiras	152,200	2,308,688
Cia de Saneamento Basico do Estado de Sao Paulo	124,381	3,592,822
Cosan SA Industria E Comercio	179,600	2,794,731
Cyrela Brazil Realty SA Empreendimentos e Participacoes	304,400	2,881,198
Embraer	384,100	3,176,714
Gafisa	307,500	1,944,128
Gerdau ADR	223,927	2,799,088
MRV Engenharia e Participacoes	356,700	2,853,950
Souza Cruz	104,700	1,090,425
Vale	95,216	2,810,776
		28,697,684
Colombia – 0.14%
Inversiones Argos	39,352	395,307
		395,307
Czechoslovakia – 1.98%
†CEZ	55,000	2,810,836
†Telefonica o2 Czech Republic	122,302	2,860,989
		5,671,825
■Hong Kong – 10.99%
Bank of China	4,266,100	2,374,656
China Agri-Industries Holdings	2,473,529	2,772,779
China Communications Construction	2,942,000	2,806,263
China Petroleum & Chemical	2,718,000	2,725,372
China Railway Construction	2,618,000	2,719,336
China Railway Group	4,159,000	2,683,950
Huaneng Power International	4,760,000	2,784,198
Shanghai Industrial Holdings	738,000	2,827,187
Shimao Property Holdings	1,983,000	2,809,222
Shui On Land	868,974	399,919
Sino Ocean Land Holdings	4,759,500	2,949,105
Soho China	3,390,500	2,907,177
Zhejiang Expressway	850,000	773,631
		31,532,795
Hungary – 1.24%
†Magyar Telekom Telecommunications	207,810	653,613
Richter Gedeon	13,986	2,907,397
		3,561,010
India – 1.95%
Oil & Natural Gas	434,273	2,839,909
†Steel Authority	727,893	2,771,369
		5,611,278
Malaysia – 2.77%
IOI	1,463,900	2,786,078
PPB Group	404,300	2,273,645
Tenaga Nasional	1,393,100	2,876,879
		7,936,602
Philippines – 1.05%
Philippine Long Distance Telephone ADR	56,200	3,006,700
		3,006,700
Poland – 0.70%
Polskie Gornictwo Naftowe i Gazonwinctwo	1,510,731	2,000,440
		2,000,440
Republic of Korea – 22.61%
†BS Financial Group	207,402	3,007,471
CJ Cheiljedang	11,450	2,401,733
Daegu Bank	169,723	2,786,150
Daewoo Shipbuilding & Marine Engineering	118,100	3,667,401
Hana Financial Group	68,720	3,008,263
Hankook Tire	117,340	3,836,424
Hanwha	62,290	2,874,486
Hyosung	31,700	2,544,095
Hyundai Mipo Dockyard	16,177	2,758,868
Hyundai Motor	18,680	3,458,313
Industrial Bank of Korea	173,770	2,995,215
Kangwon Land	150,750	3,498,940
Korea Exchange Bank	331,009	2,919,158
Korean Air Lines	49,170	2,950,648
KT	52,990	1,879,901
KT&G	55,105	2,869,581
LG Display	89,680	2,813,490
POSCO	5,916	2,724,651
Shinhan Financial Group	63,930	2,906,439
Shinsegae	12,331	2,935,149
SK Holdings	25,520	3,840,219
SK Telecom	14,839	2,212,655
		64,889,250
Russia – 3.45%
Gazprom ADR	87,000	2,816,190
Gazpromneft Class S	224,314	1,150,731
LUKOIL ADR	39,624	2,839,060
Tatneft ADR	69,944	3,090,825
		9,896,806
South Africa – 9.26%
†Aveng	435,176	2,294,581
FirstRand	979,212	2,909,432
Imperial Holdings	163,171	2,754,511
Investec	364,510	2,844,977
MMI Holdings	721,346	1,775,388
Murray & Roberts Holdings	75,056	294,457
Nedbank Group	119,279	2,495,621
†Netcare	788,533	1,690,142
Remgro	51,998	855,571
RMB Holdings	723,993	2,996,594
†Spar Group	200,626	2,817,385
Standard Bank Group	184,535	2,836,923
		26,565,582
Taiwan – 15.17%
Asia Cement	2,343,390	2,633,873
Asustek Computer	288,000	2,492,637
Cheng Shin Rubber Industry	994,000	2,305,417
China Development Financial Holding	5,966,000	2,404,254
China Steel	2,018,000	2,412,267
Compal Electronics	2,570,030	2,552,113
Formosa Chemicals & Fibre	633,000	2,400,255
Fubon Financial Holding	1,807,000	2,399,706
LIite-On Technology	2,175,802	2,678,593
Macronix International	3,368,000	2,233,498
Mega Financial Holding	3,841,000	3,023,948
Pou Chen	812,000	749,730
Quanta Computer	1,450,000	2,736,779
Siliconware Precision Industries	1,950,000	2,440,401
Taiwan Cement	2,409,051	2,908,393
Uni-President Enterprises	1,756,000	2,406,625
United Microelectronics	4,597,000	2,391,910
Wistron	1,497,000	2,372,392
		43,542,791
Thailand – 2.34%
Bangkok Bank	557,740	3,171,806
Charoen Pokphand Foods	4,180,800	3,559,451
		6,731,257
Turkey – 3.67%
Anadolu Efes Biracilik Ve Malt Sanayii	98,657	1,395,472
Haci Omer Sabanci Holding	142,165	660,783
†KOC Holding	607,420	2,823,289
†Turk Telekomunikasyon	570,363	2,865,199
Turkiye Is Bankasi Class C	870,555	2,783,973
	10,528,716
Total Common Stock (Cost $226,001,112)		250,568,043
Preferred Stock – 9.31%∆
Brazil – 7.55%
†Bradespar 1.84%	108,000	2,831,832
Centrais Elecricas Brasileiras Class B	127,085	2,408,098
†Eletropaulo Metropolitana Eletricidade de Sao Paulo 13.70%	131,661	2,915,851
Metalurgica Gerdau 1.62%	190,900	2,848,940
Petroleo Brasiliero 0.47%	160,900	2,804,390
Suzano Papel e Celulose 0.24%	297,200	2,776,634
Tele Norte Leste Participacoes 2.73%	128,600	2,218,573
†Usinas Siderurgicas de Minas Gerais Class A	236,828	2,862,597
		21,666,915
Russia – 1.76%
Surgutneftegaz	4,693,600	2,628,416
Transneft 0.56%	1,900	2,422,500
		5,050,916
Total Preferred Stock (Cost $26,386,821)		26,717,831

Short-Term Investment – 1.36%
Money Market Mutual Fund – 1.36%
Dreyfus Treasury & Agency Cash Management	3,892,633	3,892,633
Total Short-Term Investment (Cost $3,892,633)		3,892,633

Total Value of Securities – 97.99%
(Cost $256,280,566)		281,178,507
Receivables and Other Assets Net of Liabilities (See Notes) – 2.01%		5,780,663
Net Assets Applicable to 19,723,145 Shares Outstanding – 100.00%		$286,959,170

†Non income producing security.
∆Securities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China

Summary of Abbreviations:
ADR – American Depositary Receipts
CZK – Czech Koruna
HKD – Hong Kong Dollar
HUF – Hungarian Forint
MNB – Mellon National Bank
PLN – Polish Zloty
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

1The following foreign currency exchange contracts were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CZK	10,104,000	USD	(584,888)	4/5/11	$(1,283)
MNB	HKD	59,775,342	USD	(7,687,949)	4/4/11	(3,393)
MNB	HUF	(61,830,000)	USD	329,365	4/5/11	(21)
MNB	PLN	(2,839,870)	USD	1,000,000	4/5/11	318
MNB	TRY	7,984,534	USD	(5,171,230)	4/4/11	(5,965)
MNB	ZAR	(916,060)	USD	135,438	4/1/11	44
MNB	ZAR	(36,558,000)	USD	5,400,000	4/7/11	1,350
						$(8,950)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Emerging Markets 100 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax returns for all open tax years (December 31, 2008 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s Prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$256,898,383
Aggregate unrealized appreciation	$ 28,865,042
Aggregate unrealized depreciation	(4,584,918)
Net unrealized appreciation	$ 24,280,124

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$250,568,043	$-	$250,568,043
Warrant	26,717,831	-	26,717,831
Short-Term Investment	3,892,633	-	3,892,633
Total	$281,178,507	$-	$281,178,507

Foreign Currency Exchange Contracts	$-	$(8,950)	$(8,950)

There were no Level 3 Investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Cohen & Steers Global Real Estate Fund

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.72%Δ
Australia – 8.92%
FKP Property Group	741,555	$652,447
Goodman Group	3,399,146	2,410,142
GPT Group	1,352,765	4,396,776
=†GPT Group In-Specie	4,536,115	0
Mirvac Group	941,325	1,213,085
Stockland	1,684,538	6,468,998
Westfield Group	675,907	6,534,556
		21,676,004
Brazil – 1.34%
†BR Properties	204,695	2,154,420
MRV Engenharia e Participacoes	64,175	513,463
PDG Realty Empreendimentos e Participacoes	105,722	588,100
		3,255,983
Canada – 4.19%
Boardwalk Real Estate Investment Trust	39,183	1,944,198
Dundee Real Estate Investment Trust	72,262	2,466,865
H&R Real Estate Investment Trust	55,890	1,268,131
Primaris Retail Real Estate Investment Trust	143,206	3,145,924
RioCan REIT	52,044	1,366,584
		10,191,702
Finland – 1.01%
Sponda	432,693	2,458,982
		2,458,982
France – 4.19%
Gecina	16,212	2,235,990
Unibail-Rodamco	36,649	7,938,870
		10,174,860
Germany – 0.97%
†Alstria Office	46,466	645,082
†Deutsche Wohnen	118,029	1,709,507
		2,354,589
■Hong Kong – 14.28%
Agile Property Holdings	751,000	1,183,620
China Overseas Land & Investment	1,736,160	3,530,840
Glorious Property Holdings	2,236,382	615,236
Hang Lung Properties	852,700	3,732,460
Hongkong Land Holdings	766,600	5,366,200
KWG Property Holding	1,715,562	1,387,199
New World Development	609,386	1,076,369
Shagri-La Asia	236,108	610,083
Shimao Property Holdings	1,225,000	1,735,400
Sun Hung Kai Properties	597,443	9,462,131
Swire Pacific Class A	127,000	1,861,189
Wharf Holdings	601,580	4,149,014
		34,709,741
Japan – 8.11%
Advance Residence Investment	261	513,371
Japan Prime Realty Investment	53	143,118
Mitsubishi Estate	318,000	5,379,333
Mitsui Fudosan	576,620	9,518,475
Nippon Building Fund	130	1,266,005
Nomura Real Estate	138,700	2,102,804
Nomura Real Estate Office Fund	50	338,443
Tokyu Land	100,000	435,227
		19,696,776
Netherlands – 1.56%
Corio	54,074	3,782,638
		3,782,638
Norway – 0.52%
†Norwegian Property	687,790	1,262,331
		1,262,331
Philippines – 1.01%
SM Prime Holdings	9,482,691	2,449,969
		2,449,969
Singapore – 4.06%
=Ascendas Real Estate Investment Trust	594,000	961,295
CapitaCommerical Trust	2,032,000	2,240,673
CapitaLand	695,345	1,820,347
CapitaMalls Asia	881,035	1,244,094
Global Logistic Properties	779,000	1,155,630
Keppel Land	683,025	2,432,892
		9,854,931
Sweden – 1.49%
Castellum	82,402	1,198,214
Fabege	223,600	2,417,288
		3,615,502
United Kingdom – 6.10%
British Land	469,331	4,159,518
Great Portland Estates	383,389	2,372,648
Hammerson	574,861	4,121,019
Land Securities Group	100,633	1,184,055
Segro	579,423	2,988,190
		14,825,430
United States – 39.97%
American Assets Trust	43,883	933,391
Apartment Investment & Management Class A	72,851	1,855,515
AvalonBay Communities	35,670	4,283,254
BioMed Realty Trust	71,673	1,363,220
Boston Properties	50,331	4,773,895
Developers Diversified Realty	341,435	4,780,090
DuPont Fabros Technology	77,349	1,875,713
Equity Residential	144,040	8,125,296
†First Industrial Realty Trust	67,312	800,340
†Forest City Enterprises Class A	179,553	3,380,983
General Growth Properties	243,267	3,765,773
Health Care REIT	26,785	1,404,605
Hersha Hospitality Trust	200,755	1,192,485
Home Properties	2,893	170,542
Host Hotels & Resorts	204,053	3,593,373
†Hyatt Hotels Class A	53,422	2,299,283
Kimco Realty	101,373	1,859,181
Liberty Property Trust	125,308	4,122,633
Mack-Cali Realty	48,550	1,645,845
Post Properties	95,551	3,750,377
ProLogis	341,223	5,452,744
PS Business Parks	21,340	1,236,440
Public Storage	37,635	4,174,098
Simon Property Group	125,629	13,462,404
SL Green Realty	41,157	3,095,006
†Sunstone Hotel Investors	293,469	2,990,449
UDR	187,627	4,572,470
Ventas	113,486	6,162,290
		97,121,695
Total Common Stock (Cost $182,331,748)		237,431,133

Warrant – 0.00% Δ
■Hong Kong – 0.00%
@Henderson Land Development CW-11 exercise price HKD 58.00, expiration 6/1/11	49,607	2,933
Total Warrant (Cost $0)		2,933
Short-Term Investment – 2.02%
Money Market Mutual Fund – 2.02%
Dreyfus Treasury & Agency Cash Management Fund	4,894,003	4,894,003
Total Short-Term Investment (Cost $4,894,003)		4,894,003

Total Value of Securities – 99.74%
(Cost $187,225,751)		242,328,069
Receivables and Other Assets Net of Liabilities (See Notes) – 0.26%		640,026
Net Assets Applicable to 31,875,727 Shares Outstanding – 100.00%		$242,968,095

ΔSecurities have been classified by country of origin.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $961,295, which represented 0.40% of the Fund’s net assets. See Note 1 "Notes."
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†Non income producing security.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $2,933, which represented 0.00% of the Fund’s net assets. See Note 4 in "Notes."

Summary of Abbreviations:
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
REIT – Real Estate Investment Trust
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	EUR	441,427	USD	(628,018)	4/4/11	$ (2,475)
MNB	GBP	131,124	USD	(210,808)	4/1/11	(474)
MNB	GBP	97,700	USD	(157,268)	4/4/11	(554)
MNB	HKD	(631,925)	USD	81,193	4/1/11	(44)
MNB	JPY	2,876,077	USD	(34,756)	4/1/11	(177)
MNB	JPY	1,129,746	USD	(13,648)	4/4/11	(65)
						$(3,789)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Cohen & Steers Global Real Estate Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$209,159,868
Aggregate unrealized appreciation	$ 57,931,936
Aggregate unrealized depreciation	(24,763,735)
Net unrealized appreciation	$ 33,168,201

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $76,636,308 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $32,954,450 expires in 2016 and $43,681,858 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$236,469,838	$ -	$961,295	$237,431,133
Warrant	2,933	-	-	2,933
Short-Term Investment	4,894,003	-	-	4,894,003
Total	$241,366,774	$ -	$961,295	$242,328,069

Foreign Currency Exchange Contracts	$ -	$ (3,789)	$ -	$ (3,789)

Common Stock
Balance as of 12/31/10	$-
Sales	(686,786)
Net realized gain	9,419
Transfers into Level 3	1,624,856
Net change in unrealized
appreciation/depreciation	13,806
Balance as of 3/31/11	$961,295
Net change in unrealized
appreciation/depreciation
from investments
still held as of 3/31/11	$ 13,806

During the period ended March 31, 2011, the Fund had transfers out of Level 1 investments into Level 3 investments in the amount of $1,624,856, which was due to the Fund utilizing a fair valued price for an investment in which trading had been halted. During the period ended March 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day- to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified in the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Global Income Fund

March 31, 2011
		Principal	Value
		Amount¡	(U.S. $)
Corporate Bonds – 9.89%∆
France – 0.64%
Dexia Municipal Agency
0.80% 5/21/12	JPY	50,000,000	$ 600,632
1.55% 10/31/13	JPY	150,000,000	1,829,346
			2,429,978
Germany – 3.33%
Bayerische Landesbank 1.40% 4/22/13	JPY	330,000,000	4,031,717
KFW
1.35% 1/20/14	JPY	510,000,000	6,310,167
4.66% 1/5/12	NOK	12,500,000	2,286,244
			12,628,128
Netherlands – 1.83%
Bank Nederlandse Gemeenten 1.85% 11/7/16	JPY	380,000,000	4,776,136
•ING Bank 6.125% 5/29/23	EUR	1,500,000	2,181,623
			6,957,759
Republic of Korea – 0.10%
Export-Import Bank of Korea 8.125% 1/21/14		170,000	195,123
Korea Development Bank 8.00% 1/23/14		170,000	194,150
			389,273
United Kingdom – 3.21%
HSBC Holdings
6.00% 6/10/19	EUR	2,380,000	3,557,573
6.25% 3/19/18	EUR	200,000	304,083
Lloyds TSB Bank
5.375% 9/3/19	EUR	1,100,000	1,539,483
•5.625% 3/5/18	EUR	400,000	551,994
Royal Bank of Scotland 5.375% 9/30/19	EUR	1,750,000	2,401,260
Standard Chartered Bank 5.875% 9/26/17	EUR	1,650,000	2,425,875
•Standard Life 6.375% 7/12/22	EUR	990,000	1,427,525
			12,207,793
United States – 0.14%
•Zurich Finance USA 4.50% 6/15/25	EUR	380,000	539,257
			539,257
Venezuela – 0.64%
^Petroleos de Venezuela 11.536% 7/10/11		2,450,000	2,407,125
			2,407,125
Total Corporate Bonds (Cost $35,674,980)			37,559,313

Municipal Bonds – 0.60%
California State 7.30% 10/1/39		80,000	84,420
California State Taxable Build America Bonds
6.65% 3/1/22		115,000	124,134
7.625% 3/1/40		725,000	793,838
California State Various Purposes
5.25% 3/1/30		165,000	163,626
5.50% 3/1/40		140,000	134,896
7.50% 4/1/34		230,000	247,742
7.55% 4/1/39		25,000	27,200
Detroit, Michigan District State Aid 4.50% 11/1/23		40,000	38,949
Illinois State 4.421% 1/1/15		340,000	339,181
New York State Dormitory Authority Taxable Build America Bond 5.60% 3/15/40		230,000	222,810
Tulare, California Sewer Revenue Taxable Build America Bond 8.75% 11/15/44 (AGM)		115,000	120,205
Total Municipal Bonds (Cost $2,248,579)			2,297,001

Regional Bonds – 4.16%∆
Australia – 4.16%
New South Wales Treasury
5.50% 8/1/13	AUD	970,000	1,010,530
5.50% 3/1/17	AUD	960,000	989,178
6.00% 5/1/12	AUD	680,000	711,626
Queensland Treasury
6.00% 6/14/11	AUD	3,185,000	3,304,310
6.00% 8/14/13	AUD	1,370,000	1,447,159
6.00% 9/14/17	AUD	940,000	990,643
#144A 7.125% 9/18/17	NZD	20,000	16,558
Western Australia Treasury
5.50% 7/17/12	AUD	6,390,000	6,656,052
8.00% 6/15/13	AUD	625,000	684,748
Total Regional Bonds (Cost $14,050,657)			15,810,804

Sovereign Bonds – 68.29%∆
Argentina – 0.36%
•Argentina Bonos 0.467% 8/3/12		5,595,000	1,359,585
			1,359,585
Australia – 2.23%
Australian Government Bond
5.25% 3/15/19	AUD	3,890,000	3,982,666
5.75% 5/15/21	AUD	4,250,000	4,488,513
			8,471,179
Austria – 1.64%
Republic of Austria
3.50% 7/15/15	EUR	980,000	1,424,025
6.25% 7/15/27	EUR	2,700,000	4,804,416
			6,228,441
Brazil – 1.39%
Brazil Notas do Tesouro Nacional
Series B
6.00% 5/15/11	BRL	5,500	69,773
6.00% 5/15/13	BRL	15,500	195,475
6.00% 5/15/15	BRL	141,000	1,756,579
6.00% 5/15/45	BRL	50,000	652,196
Series F
10.00% 1/1/12	BRL	1,635,000	987,713
10.00% 1/1/17	BRL	3,000,000	1,634,720
			5,296,456
Denmark – 1.18%
Denmark Government International Bond 3.125% 3/17/14	EUR	3,100,000	4,482,087
			4,482,087
Egypt – 1.78%
≠Egypt Treasury Bills
8.773% 4/12/11	EGP	28,575,000	4,785,755
8.987% 4/5/11	EGP	750,000	125,724
9.101% 5/3/11	EGP	1,075,000	178,869
9.19% 6/7/11	EGP	225,000	37,034
9.488% 9/20/11	EGP	500,000	79,528
9.533% 5/31/11	EGP	1,625,000	268,066
9.894% 12/6/11	EGP	2,700,000	418,807
9.94% 1/17/12	EGP	600,000	91,905
9.941% 11/8/11	EGP	2,775,000	434,305
10.499% 6/21/11	EGP	825,000	135,168
10.499% 6/28/11	EGP	850,000	138,962
10.546% 7/12/11	EGP	450,000	73,243
			6,767,366
Finland – 1.56%
Finnish Government 5.375% 7/4/13	EUR	3,900,000	5,936,338
			5,936,338
France – 2.25%
France Government Bond O.A.T
4.25% 4/25/19	EUR	890,000	1,325,992
5.50% 4/25/29	EUR	4,350,000	7,239,649
			8,565,641
Germany – 1.77%
Bundesobligation 1.75% 10/9/15	EUR	925,000	1,266,740
Bundesschatzanweisungen 0.75% 9/14/12	EUR	440,000	616,191
Deutschland Republic
3.75% 1/4/19	EUR	880,000	1,297,167
4.75% 7/4/28	EUR	1,800,000	2,835,714
6.25% 1/4/24	EUR	400,000	718,859
			6,734,671
Hungary – 1.07%
Hungary Government International Bond
3.875% 2/24/20	EUR	490,000	598,944
5.75% 6/11/18	EUR	350,000	491,159
6.25% 1/29/20		1,070,000	1,092,396
6.375% 3/29/21		1,870,000	1,878,722
			4,061,221
Indonesia – 2.26%
Indonesia Government Bond
10.00% 9/15/24	IDR	25,030,000,000	3,165,617
10.00% 2/15/28	IDR	7,040,000,000	867,839
12.80% 6/15/21	IDR	29,990,000,000	4,560,178
			8,593,634
Israel – 2.00%
Israel Government Bond-Shahar 7.00% 4/29/11	ILS	7,230,000	2,085,033
≠Israel Treasury Bills
2.234% 4/6/11	ILS	2,145,000	616,379
2.259% 7/6/11	ILS	1,278,700	364,576
≠Israel Treasury Bill-Makam
2.299% 11/2/11	ILS	1,240,000	349,730
2.336% 1/4/12	ILS	3,095,000	867,756
2.365% 8/3/11	ILS	475,000	135,088
2.381% 10/5/11	ILS	1,436,000	405,876
2.406% 12/7/11	ILS	4,030,000	1,131,643
2.483% 9/7/11	ILS	4,600,000	1,303,836
3.064% 2/29/12	ILS	145,000	40,338
5.74% 2/1/12	ILS	1,125,000	313,966
			7,614,221
Italy – 3.78%
Italy Buoni Poliennali Del Tesoro
4.00% 2/1/37	EUR	3,000,000	3,404,630
4.75% 2/1/13	EUR	2,250,000	3,306,768
5.00% 2/1/12	EUR	920,000	1,338,128
5.25% 8/1/17	EUR	4,200,000	6,294,219
			14,343,745
Japan – 8.20%
Development Bank of Japan
1.60% 6/20/14	JPY	240,000,000	2,987,109
2.30% 3/19/26	JPY	70,000,000	890,381
Japan Finance Organization for Municipalities 1.55% 2/21/12	JPY	190,000,000	2,311,771
Japan Government 10 Yr Bonds
0.50% 6/20/13	JPY	214,250,000	2,591,798
1.40% 9/20/13	JPY	165,000,000	2,040,426
1.50% 9/20/18	JPY	372,000,000	4,677,709
1.70% 3/20/17	JPY	175,000,000	2,236,013
Japan Government 20 Yr Bonds
1.90% 3/22/21	JPY	365,000,000	4,659,458
2.00% 9/20/25	JPY	140,000,000	1,746,710
2.10% 9/20/24	JPY	550,000,000	6,997,964
		31,139,339
Malaysia – 4.44%
≠Bank Negara Malaysia Monetary Notes
2.687% 9/15/11	MYR	5,000	1,631
2.704% 12/1/11	MYR	15,000	4,863
2.71% 12/15/11	MYR	5,000	1,619
2.726% 10/4/11	MYR	35,000	11,397
2.738% 2/21/12	MYR	5,000	1,611
2.751% 10/25/11	MYR	60,000	19,508
2.781% 10/11/11	MYR	14,360,000	4,673,641
2.796% 8/23/11	MYR	10,000	3,267
2.824% 6/30/11	MYR	9,000,000	2,953,062
2.85% 5/11/11	MYR	5,000,000	1,646,944
2.908% 7/19/11	MYR	270,000	88,460
Malaysia Government
2.509% 8/27/12	MYR	8,700,000	2,855,388
2.711% 2/14/12	MYR	95,000	31,375
3.718% 6/15/12	MYR	5,095,000	1,698,883
3.833% 9/28/11	MYR	8,460,000	2,814,442
≠Malaysia Treasury Bills
2.608% 5/6/11	MYR	150,000	49,417
2.72% 2/24/12	MYR	10,000	3,218
2.746% 9/15/11	MYR	20,000	6,519
2.797% 9/6/11	MYR	10,000	3,262
2.925% 7/1/11	MYR	20,000	6,559
			16,875,066
Mexico – 2.44%
Mexican Bonos
7.75% 12/14/17	MXN	24,000,000	2,087,299
8.00% 12/7/23	MXN	15,000,000	1,282,371
9.00% 6/20/13	MXN	35,690,000	3,192,034
10.00% 12/5/24	MXN	22,000,000	2,189,256
10.00% 11/20/36	MXN	5,300,000	516,809
			9,267,769
Netherlands – 1.22%
Netherlands Government Bond 7.50% 1/15/23	EUR	2,400,000	4,629,332
			4,629,332
New Zealand – 2.48%
New Zealand Government Bond
6.00% 4/15/15	NZD	2,400,000	1,943,139
6.00% 5/15/21	NZD	9,550,000	7,475,057
			9,418,196
Norway – 3.97%
Eksportfinans 1.60% 3/20/14	JPY	485,000,000	6,015,504
≠Norway Treasury Bill 2.359% 9/21/11	OK	16,500,000	2,950,625
Norwegian Government Bond 6.00% 5/16/11	OK	33,630,000	6,106,354
			15,072,483
Peru – 0.04%
Peru Government 7.84% 8/12/20	PEN	427,000	163,661
			163,661
Philippines – 0.88%
Philippine Government Bond
5.25% 9/24/12	PHP	10,760,000	254,856
5.25% 1/7/13	PHP	14,700,000	347,181
5.75% 2/21/12	PHP	28,380,000	672,571
8.75% 3/3/13	PHP	38,010,000	951,447
≠Philippine Treasury Bills
1.294% 7/13/11	PHP	1,670,000	38,266
1.441% 9/7/11	PHP	1,710,000	39,159
1.94% 11/29/11	PHP	4,820,000	109,021
1.942% 11/16/11	PHP	6,300,000	143,180
2.02% 1/11/12	PHP	3,710,000	84,007
2.222% 3/21/12	PHP	2,500,000	56,499
2.309% 3/7/12	PHP	7,570,000	170,787
2.386% 8/10/11	PHP	7,180,000	164,214
2.492% 2/22/12	PHP	3,350,000	75,589
2.57% 10/19/11	PHP	490,000	11,245
2.628% 2/8/12	PHP	9,570,000	216,256
		3,334,278
Poland – 4.68%
Poland Government Bond
4.25% 5/24/11	PLN	240,000	84,553
4.75% 4/25/12	PLN	8,430,000	2,970,624
^4.87% 1/25/13	PLN	9,100,000	2,934,914
^4.912% 7/25/12	PLN	360,000	119,341
^4.931% 10/25/12	PLN	3,140,000	1,026,487
5.25% 4/25/13	PLN	1,460,000	516,519
5.25% 10/25/17	PLN	14,000,000	4,746,072
5.50% 10/25/19	PLN	5,300,000	1,785,172
5.75% 4/25/14	PLN	4,600,000	1,640,382
5.75% 4/25/29	PLN	2,200,000	715,191
6.25% 10/24/15	PLN	1,300,000	468,309
Poland Government International Bond 6.375% 7/15/19		680,000	760,063
			17,767,627
Qatar – 0.10%
#Qatar Government International Bond 144A 6.55% 4/9/19		340,000	385,050
			385,050
Republic of Iraq – 0.08%
#Republic of Iraq 144A 5.80% 1/15/28		320,000	295,200
			295,200
Republic of Korea – 7.18%
Korea Treasury Bonds
3.00% 12/10/13	KRW	1,014,650,000	909,011
3.75% 6/10/13	KRW	6,944,500,000	6,347,368
4.00% 6/10/12	KRW	6,489,000,000	5,951,682
4.25% 12/10/12	KRW	8,122,000,000	7,489,641
4.75% 12/10/11	KRW	3,850,000,000	3,545,227
5.25% 3/10/13	KRW	3,021,000,000	2,838,599
Republic of Korea 7.125% 4/16/19		170,000	201,001
			27,282,529
Republic of Lithuania – 0.62%
#Lithuania Government International Bond 144A
6.125% 3/9/21		440,000	451,440
6.75% 1/15/15		660,000	721,690
7.375% 2/11/20		1,060,000	1,185,384
			2,358,514
Republic of Vietnam – 0.21%
#Republic of Vietnam 144A 6.75% 1/29/20		760,000	792,300
			792,300
Russia – 0.75%
Russian-Eurobond
7.50% 3/31/30		333,025	389,016
#144A 7.50% 3/31/30		2,085,350	2,447,159
			2,836,175
Slovakia – 0.68%
Slovakia Government Bond 4.90% 2/11/14	EUR	1,749,324	2,602,851
			2,602,851
Slovenia – 1.27%
Republic of Slovenia 4.375% 2/6/19	EUR	3,400,000	4,838,332
			4,838,332
South Africa – 0.47%
South Africa Government International Bond
4.50% 4/5/16	EUR	150,000	216,300
5.25% 5/16/13	EUR	130,000	192,630
5.50% 3/9/20		560,000	595,700
6.875% 5/27/19		660,000	769,725
			1,774,355
Sweden – 2.33%
Sweden Government Bond 5.50% 10/8/12	SEK	37,085,000	6,148,885
≠Sweden Treasury Bill 1.93% 9/21/11	SEK	17,200,000	2,699,979
			8,848,864
Ukraine – 0.45%
#Ukraine Government International Bond 144A 7.95% 2/23/21		1,650,000	1,709,812
			1,709,812
United Arab Emirates – 0.11%
#Abu Dhabi Government International Bond 144A 6.75% 4/8/19		350,000	403,773
			403,773
United Kingdom – 2.09%
United Kingdom Gilt
3.25% 12/7/11	GBP	1,671,000	2,726,501
5.00% 3/7/12	GBP	588,000	979,023
9.00% 7/12/11	GBP	330,000	541,891
≠United Kingdom Treasury Bills
0.581% 8/1/11	GBP	369,000	590,651
0.602% 7/25/11	GBP	1,720,000	2,753,564
0.633% 8/8/11	GBP	220,000	352,095
			7,943,725
Venezuela – 0.33%
Venezuela Government International Bonds
1.283% 4/20/11		950,000	948,813
10.75% 9/19/13		300,000	302,700
			1,251,513
Total Sovereign Bonds (Cost $246,274,288)			259,445,329

Supranational Banks – 6.22%
Asian Development Bank 2.35% 6/21/27	JPY	400,000,000	5,183,663
Corporation Andina de Fomento 8.125% 6/4/19		270,000	325,479
European Investment Bank
1.40% 6/20/17	JPY	527,300,000	6,651,728
5.375% 7/16/12	NOK	3,000,000	559,741
International Bank for Reconstruction & Development 6.00% 11/9/16	AUD	4,500,000	4,693,849
Nordic Investment Bank 1.70% 4/27/17	JPY	490,000,000	6,215,321
Total Supranational Banks (Cost $21,105,395)			23,629,781
U.S. Treasury Obligations – 2.20%
U.S. Treasury Note 2.00% 1/31/16		3,300,000	3,276,540
U.S. Treasury Bond 3.625% 2/15/21		5,000,000	5,071,875
Total U.S. Treasury Obligations (Cost $8,250,480)			8,348,415

Short-Term Investments – 7.67%
≠Discount Note – 1.87%
Federal Home Loan Bank 0.001% 4/1/11		7,105,000	7,105,000
			7,105,000
		Number of
		Shares
Money Market Mutual Fund – 5.80%
Dreyfus Treasury & Agency Cash Management Fund		22,019,519	22,019,519
			22,019,519
Total Short-Term Investments (Cost $29,124,519)			29,124,519
Total Value of Securities – 99.03%
(Cost $356,728,898)			376,215,162
Receivables and Other Assets Net of Liabilities (See Notes) – 0.97%			3,687,712
Net Assets Applicable to 32,297,610 Shares Outstanding – 100.00%			$379,902,874

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
CLP – Chilean Peso
CNY – Chinese Renminbi
EGP – Egyptian Pound
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR - Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PEN – Peruvian Sol
PHP – Philippine Peso
PLN – Polish Zloty
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

∆Securities have been classified by country of origin.
•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $8,408,366, which represented 2.21% of the Fund's net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CITI – Citigroup Global Markets
CSFB – Credit Suisse First Boston
DB – Deutsche Bank
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
MNB – Mellon National Bank
MSC – Morgan Stanley & Co.
O.A.T – Obligations Assimilables du Trésor
UBS – Union Bank of Switzerland
Yr – Year

1The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts
	Contracts to Receive				Settlement	Unrealized Appreciation
Counterparty	(Deliver)		In Exchange For		Date	(Depreciation)
BAML	CLP	18,760,000	USD	(37,629)	12/6/11	$2,011
BAML	CLP	28,210,000	USD	(56,522)	12/7/11	3,087
BAML	JPY	(32,332,000)	USD	390,483	11/28/11	679
BCLY	AUD	161,000	JPY	(12,767,300)	2/9/12	6,057
BCLY	AUD	379,000	USD	(353,986)	12/12/11	25,914
BCLY	CLP	64,000,000	USD	(129,870)	2/13/12	5,471
BCLY	CLP	115,300,000	USD	(234,875)	2/29/12	8,997
BCLY	CLP	57,700,000	USD	(117,372)	3/1/12	4,671
BCLY	EUR	(162,000)	USD	205,011	8/25/11	(23,811)
BCLY	EUR	(767,000)	USD	1,069,965	10/26/11	(11,444)
BCLY	EUR	(395,000)	USD	521,953	12/12/11	(34,116)
BCLY	EUR	(108,000)	USD	146,448	2/10/12	(5,296)
BCLY	GBP	46,757	USD	(73,541)	1/27/12	1,023
BCLY	GBP	3,813	USD	(6,012)	2/1/12	68
BCLY	GBP	227,151	USD	(361,938)	2/14/12	145
BCLY	GBP	534,003	USD	(848,232)	3/2/12	2,635
BCLY	JPY	(11,394,000)	USD	134,132	8/22/11	(3,018)
BCLY	JPY	(22,640,000)	USD	267,498	8/24/11	(5,026)
BCLY	JPY	(11,485,000)	USD	135,341	8/25/11	(2,909)
BCLY	JPY	(26,900,000)	USD	319,500	8/30/11	(4,324)
BCLY	JPY	(5,297,000)	USD	65,533	11/10/11	1,693
BCLY	JPY	(12,889,000)	USD	160,711	11/14/11	5,360
BCLY	JPY	(37,115,000)	USD	451,230	11/17/11	3,857
BCLY	JPY	(41,691,000)	USD	502,786	11/21/11	216
BCLY	JPY	(47,109,000)	USD	568,881	11/29/11	910
BCLY	JPY	(24,430,094)	USD	294,378	12/28/11	(332)
BCLY	JPY	(30,700,000)	USD	371,221	1/10/12	782
BCLY	JPY	(35,290,000)	USD	427,240	1/13/12	1,390
BCLY	JPY	(49,760,000)	USD	604,911	1/26/12	4,297
BCLY	SGD	135,752	USD	(106,567)	2/9/12	1,221
BCLY	SGD	394,000	USD	(308,379)	2/17/12	4,471
CITI	AUD	161,000	JPY	(12,775,350)	2/9/12	5,960
CITI	CNY	11,844,800	USD	(1,770,523)	5/10/11	41,412
CITI	EUR	(126,500)	USD	171,044	1/27/12	(6,773)
CITI	EUR	(45,000)	USD	60,791	2/8/12	(2,440)
CITI	GBP	46,705	USD	(73,807)	1/24/12	679
CITI	GBP	30,730	USD	(48,608)	2/1/12	392
CITI	INR	499,000	USD	(10,338)	7/18/11	635
CITI	JPY	(25,100,000)	USD	273,858	4/20/11	(27,950)
CITI	JPY	(36,565,000)	USD	410,503	5/10/11	(29,217)
CITI	JPY	(22,764,000)	USD	268,434	8/23/11	(5,580)
CITI	JPY	(105,000,000)	USD	1,296,264	10/26/11	31,172
CITI	JPY	(5,392,769)	USD	66,710	11/8/11	1,719
CITI	JPY	(11,693,000)	USD	141,288	11/29/11	311
CITI	JPY	(24,520,467)	USD	295,321	12/28/11	(479)
CITI	JPY	(15,350,000)	USD	185,727	1/10/12	508
CITI	JPY	(34,641,000)	USD	431,175	3/19/12	12,615
CITI	PHP	2,550,000	USD	(57,656)	10/11/11	679
CSFB	GBP	320,228	USD	(508,938)	3/10/12	1,208
CSFB	JPY	(22,597,000)	USD	265,847	8/23/11	(6,157)
DB	AUD	161,000	JPY	(12,779,858)	2/9/12	5,905
DB	AUD	758,000	USD	(695,465)	12/1/11	65,378
DB	AUD	683,000	USD	(645,594)	12/9/11	39,284
DB	AUD	2,250,385	USD	(2,178,373)	12/29/11	72,582
DB	CLP	595,612,500	USD	(1,121,681)	5/9/11	128,463
DB	CLP	64,400,000	USD	(121,281)	5/10/11	13,900
DB	CLP	24,670,000	USD	(49,518)	12/6/11	2,609
DB	CLP	376,500,000	USD	(780,311)	1/4/12	15,504
DB	CLP	35,450,000	USD	(69,916)	1/9/12	5,020
DB	CLP	49,800,000	USD	(98,217)	1/10/12	7,053
DB	CLP	35,800,000	USD	(72,609)	2/7/12	3,092
DB	CLP	64,100,000	USD	(130,232)	2/10/12	5,317
DB	CLP	63,300,000	USD	(129,078)	2/14/12	4,784
DB	CLP	54,420,000	USD	(112,531)	2/21/12	2,562
DB	CLP	36,980,000	USD	(76,399)	2/23/12	1,813
DB	CLP	45,700,000	USD	(94,414)	2/27/12	2,245
DB	CLP	45,700,000	USD	(94,414)	2/29/12	2,247
DB	CLP	10,100,000	USD	(20,566)	3/1/12	797
DB	CLP	10,100,000	USD	(20,566)	3/2/12	797
DB	CNY	11,689,320	USD	(1,763,175)	5/9/11	24,894
DB	EUR	(672,703)	NOK	5,550,000	11/28/11	41,070
DB	EUR	(579,136)	NOK	4,605,000	2/9/12	2,369
DB	EUR	(945,660)	PLN	3,846,000	8/12/11	2,646
DB	EUR	(523,923)	PLN	2,120,000	1/5/12	(8,358)
DB	EUR	(136,171)	SEK	1,309,000	6/29/11	13,730
DB	EUR	(1,485,704)	SEK	13,500,000	1/11/12	12,712
DB	EUR	(1,341,577)	SEK	12,000,000	3/12/12	(21,926)
DB	EUR	(384,000)	USD	518,911	4/7/11	(25,223)
DB	EUR	(606,438)	USD	773,633	5/11/11	(85,129)
DB	EUR	(2,700,000)	USD	3,647,970	9/30/11	(162,032)
DB	EUR	(775,000)	USD	1,079,532	10/27/11	(13,120)
DB	EUR	(50,000)	USD	68,538	10/31/11	(1,947)
DB	EUR	(187,000)	USD	258,556	11/3/11	(5,031)
DB	EUR	(143,000)	USD	199,382	11/7/11	(2,158)
DB	EUR	(875,000)	USD	1,168,781	11/28/11	(63,577)
DB	EUR	(400,000)	USD	520,500	12/2/11	(42,791)
DB	EUR	(1,350,000)	USD	1,805,355	12/16/11	(94,887)
DB	EUR	(3,987,821)	USD	5,292,636)	1/3/12	(317,289)
DB	EUR	(758,000)	USD	1,010,452	1/5/12	(55,807)
DB	EUR	(623,000)	USD	807,339	1/11/12	(68,848)
DB	EUR	(123,000)	USD	163,074	1/18/12	(9,874)
DB	EUR	(105,000)	USD	141,418	2/9/12	(6,115)
DB	EUR	(108,000)	USD	146,011	2/14/12	(5,713)
DB	EUR	(115,000)	USD	154,309	2/17/12	(7,233)
DB	EUR	(471,000)	USD	641,770	2/27/12	(19,637)
DB	EUR	(291,430)	USD	398,239	2/29/12	(10,978)
DB	EUR	(135,300)	USD	184,475	3/1/12	(5,503)
DB	EUR	(269,000)	USD	376,495	3/2/12	(1,202)
DB	EUR	(136,000)	USD	185,871	3/5/12	(5,065)
DB	EUR	(3,120,000)	USD	4,295,148	3/12/12	(84,162)
DB	EUR	(371,000)	USD	521,162	3/13/12	434
DB	GBP	36,894	USD	(58,704)	1/26/12	132
DB	GBP	266,227	USD	(424,116)	3/1/12	94
DB	INR	3,790,000	USD	(78,338)	8/24/11	4,442
DB	INR	2,680,000	USD	(55,065)	9/1/11	3,387
DB	INR	7,442,000	USD	(160,215)	10/26/11	576
DB	INR	15,716,000	USD	(338,124)	10/27/11	1,379
DB	JPY	(24,447,000)	USD	273,671	5/10/11	(20,322)
DB	JPY	(13,955,000)	USD	164,225	8/18/11	(3,745)
DB	JPY	(11,408,000)	USD	134,465	8/22/11	(2,854)
DB	JPY	(11,260,000)	USD	132,999	8/23/11	(2,539)
DB	JPY	(23,347,000)	USD	275,073	8/25/11	(5,964)
DB	JPY	(29,985,000)	USD	366,302	11/16/11	4,879
DB	JPY	(28,991,000)	USD	346,409	12/1/11	(3,135)
DB	JPY	(15,400,000)	USD	186,258	1/12/12	428
DB	JPY	(41,390,576)	USD	504,106	1/26/12	4,512
DB	JPY	(5,937,630)	USD	72,278	2/15/12	581
DB	PHP	6,490,000	USD	(144,235)	10/4/11	4,280
DB	PHP	7,760,000	USD	(173,280)	10/5/11	4,289
DB	PHP	6,370,000	USD	(143,191)	10/7/11	2,558
DB	PHP	5,097,000	USD	(115,111)	10/11/11	1,489
DB	PHP	1,518,000	USD	(34,448)	10/12/11	276
DB	PHP	1,434,000	USD	(32,561)	10/19/11	231
DB	PHP	5,734,000	USD	(129,191)	10/21/11	1,921
DB	PHP	5,895,000	USD	(133,640)	10/26/11	1,122
DB	PHP	19,386,000	USD	(441,467)	10/28/11	1,663
DB	PHP	5,560,000	USD	(129,239)	11/4/11	(2,189)
DB	PHP	10,300,000	USD	(239,246)	11/14/11	(3,991)
DB	PHP	46,600,000	USD	(1,059,019)	1/10/12	2,535
DB	PHP	2,265,000	USD	(50,836)	1/18/12	742
DB	PHP	1,417,000	USD	(31,907)	1/19/12	359
DB	PHP	7,500,000	USD	(168,763)	2/3/12	1,899
DB	PLN	1,494,000	USD	(526,483)	4/4/11	(524)
DB	PLN	4,423,066	USD	(1,408,216)	7/29/11	133,374
DB	SEK	16,164,286	USD	(2,200,750)	7/29/11	342,997
DB	SGD	484,000	USD	(379,001)	2/7/12	5,298
DB	SGD	963,000	USD	(757,215)	2/8/12	7,417
DB	SGD	592,000	USD	(463,053)	2/17/12	7,015
DB	SGD	800,000	USD	(625,846)	2/24/12	9,396
DB	SGD	499,000	USD	(391,342)	2/27/12	4,895
DB	SGD	499,000	USD	(390,845)	2/29/12	5,394
DB	SGD	731,900	USD	(573,738)	3/19/12	7,477
DB	SGD	788,000	USD	(614,713)	3/21/12	11,056
HSBC	EUR	(461,000)	USD	623,009	4/7/11	(30,235)
HSBC	EUR	(375,000)	USD	511,928	4/14/11	(19,383)
HSBC	EUR	(94,000)	USD	129,908	3/8/12	(2,050)
HSBC	INR	90,817,000	USD	(1,970,000)	5/10/11	53,307
HSBC	INR	40,597,250	USD	(840,540)	8/24/11	46,172
HSBC	INR	7,616,000	USD	(164,244)	10/26/11	306
HSBC	INR	11,346,000	USD	(245,425)	10/27/11	(325)
HSBC	INR	15,600,000	USD	(323,786)	2/6/12	7,702
HSBC	INR	6,800,000	USD	(141,284)	2/7/12	3,188
HSBC	INR	11,200,000	USD	(232,897)	2/8/12	5,019
HSBC	JPY	(11,365,000)	USD	133,726	8/19/11	(3,070)
HSBC	JPY	(79,311,000)	USD	948,772	8/26/11	(5,938)
HSBC	JPY	(7,824,000)	USD	94,653	11/17/11	345
HSBC	JPY	(15,410,000)	USD	186,754	1/12/12	803
HSBC	JPY	(35,560,000)	USD	430,837	1/13/12	1,729
HSBC	JPY	(53,562,442)	USD	653,519	1/27/12	6,996
HSBC	JPY	(19,870,000)	USD	242,731	2/10/12	2,826
HSBC	JPY	(36,590,000)	USD	441,562	2/22/12	(322)
HSBC	JPY	(53,500,000)	USD	658,462	3/1/12	12,261
HSBC	PHP	12,500,000	USD	(276,641)	9/30/11	9,459
HSBC	PHP	10,000,000	USD	(221,300)	10/3/11	7,548
HSBC	PHP	5,206,000	USD	(115,519)	10/4/11	3,613
HSBC	PHP	7,762,000	USD	(173,422)	10/5/11	4,194
HSBC	PHP	5,107,000	USD	(115,155)	10/11/11	1,674
HSBC	PHP	2,531,000	USD	(57,011)	10/13/11	884
HSBC	PHP	5,502,000	USD	(124,700)	10/19/11	1,119
HSBC	PHP	5,502,000	USD	(124,559)	10/26/11	1,219
HSBC	PHP	8,500,000	USD	(193,578)	10/27/11	726
HSBC	PHP	5,670,000	USD	(129,157)	10/28/11	449
HSBC	PHP	11,080,000	USD	(251,990)	10/31/11	1,244
HSBC	PHP	2,230,000	USD	(50,701)	1/17/12	82
HSBC	PHP	3,971,000	USD	(89,146)	1/18/12	1,281
HSBC	PHP	5,502,000	USD	(122,185)	1/26/12	3,058
HSBC	PHP	4,700,000	USD	(105,683)	2/3/12	1,265
HSBC	PHP	4,000,000	USD	(90,395)	2/6/12	611
HSBC	SGD	484,000	USD	(379,049)	2/7/12	5,251
HSBC	SGD	485,100	USD	(380,930)	2/13/12	4,251
HSBC	SGD	349,300	USD	(274,290)	2/14/12	3,063
HSBC	SGD	592,000	USD	(463,068)	2/17/12	7,000
HSBC	SGD	837,000	USD	(655,977)	3/19/12	8,699
HSBC	SGD	630,000	USD	(492,015)	3/21/12	8,282
JPMC	BRL	691,688	USD	(360,348)	7/29/11	52,231
JPMC	CLP	600,075,000	USD	(1,130,085)	5/9/11	129,426
JPMC	CLP	61,100,000	USD	(125,430)	2/21/12	3,791
JPMC	CLP	103,600,000	USD	(215,049)	2/22/12	4,058
JPMC	CLP	66,100,000	USD	(136,148)	2/28/12	3,659
JPMC	CLP	61,600,000	USD	(123,633)	3/21/12	6,690
JPMC	EUR	(107,000)	USD	143,123	2/16/12	(7,186)
JPMC	GBP	9,285	USD	(14,772)	1/27/12	34
JPMC	GBP	18,445	USD	(29,030)	1/30/12	382
JPMC	INR	499,000	USD	(10,321)	7/20/11	648
JPMC	INR	47,060,000	USD	(987,411)	11/28/11	23,924
JPMC	INR	5,400,000	USD	(111,987)	2/6/12	2,759
JPMC	JPY	(11,418,000)	USD	133,669	8/18/11	(3,764)
JPMC	JPY	(22,716,000)	USD	267,720	8/24/11	(5,720)
JPMC	JPY	27,309,000	USD	(322,531)	8/26/11	(6,203)
JPMC	JPY	(11,285,000)	USD	133,015	9/1/11	(2,837)
JPMC	JPY	(5,819,000)	USD	69,464	9/30/11	(611)
JPMC	JPY	(14,973,000)	USD	182,977	11/16/11	2,501
JPMC	JPY	(24,468,902)	USD	296,798	12/28/11	1,620
JPMC	JPY	(6,970,000)	USD	84,917	2/15/12	755
JPMC	JPY	(4,060,000)	USD	49,081	2/16/12	56
JPMC	JPY	(36,600,000)	USD	441,469	2/23/12	(544)
JPMC	JPY	(53,600,000)	USD	659,449	3/1/12	12,041
JPMC	PHP	2,050,000	USD	(45,796)	10/6/11	1,112
JPMC	PHP	2,543,000	USD	(57,405)	10/11/11	769
JPMC	PHP	7,297,000	USD	(164,662)	10/13/11	2,251
JPMC	PHP	3,704,000	USD	(84,379)	10/17/11	331
JPMC	PHP	2,879,000	USD	(64,883)	10/21/11	947
JPMC	PHP	2,949,000	USD	(66,868)	10/26/11	548
JPMC	PHP	13,904,000	USD	(315,821)	1/13/12	870
JPMC	PHP	5,656,000	USD	(125,731)	1/19/12	3,060
JPMC	PHP	2,900,000	USD	(65,315)	2/7/12	662
JPMC	SGD	1,048,000	USD	(819,454)	3/19/12	12,781
MNB	EUR	(9,462,485)	GBP	8,174,000	4/28/11	(295,312)
MNB	EUR	449,209	USD	(638,416)	4/4/11	(1,845)
MNB	GBP	140,080	USD	(221,841)	1/24/12	1,560
MNB	NZD	(12,586,000)	USD	9,420,056	4/28/11	(166,130)
MSC	AUD	506,730	USD	(492,719)	2/8/12	11,566
MSC	CLP	60,541,000	USD	(119,578)	1/9/12	8,396
MSC	CLP	126,200,000	USD	(248,694)	1/13/12	18,085
MSC	CLP	113,510,000	USD	(233,488)	2/14/12	6,556
MSC	CLP	205,490,000	USD	(426,771)	2/16/12	7,797
MSC	CLP	130,370,000	USD	(268,707)	2/27/12	7,033
MSC	CLP	81,300,000	USD	(165,885)	2/28/12	6,072
MSC	CLP	42,500,000	USD	(86,417)	3/12/12	3,488
MSC	EUR	(98,077)	NOK	813,900	11/25/11	6,847
MSC	EUR	(150,342)	NOK	1,250,000	11/28/11	10,895
MSC	EUR	(312,640)	PLN	1,328,000	5/24/11	22,855
MSC	EUR	(267,000)	USD	369,381	3/8/12	(5,435)
MSC	GBP	27,865	USD	(43,866)	1/27/12	570
MSC	GBP	9,177	USD	(14,528)	1/31/12	105
MSC	GBP	35,380	USD	(55,770)	2/1/12	644
MSC	GBP	266,192	USD	(424,116)	3/1/12	38
MSC	JPY	(12,000,000)	USD	140,407	8/5/11	(4,012)
MSC	JPY	(9,000,000)	USD	105,952	8/22/11	(2,381)
MSC	JPY	(256,633,500)	USD	3,100,000	12/16/11	4,864
MSC	JPY	(52,074,000)	USD	637,279	2/10/12	8,550
MSC	JPY	(20,800,000)	USD	258,822	3/19/12	7,501
UBS	AUD	506,590	USD	(491,266)	2/8/12	12,880
UBS	EUR	(207,447)	NOK	1,722,000	11/7/11	14,779
UBS	EUR	(372,653)	NOK	3,078,000	11/28/11	23,375
UBS	EUR	(110,303)	NOK	910,000	12/1/11	6,710
UBS	EUR	(290,960)	NOK	2,305,800	2/8/12	(172)
UBS	EUR	(405,195)	NOK	3,222,800	2/9/12	1,815
UBS	EUR	(136,684)	SEK	1,311,000	6/29/11	13,321
UBS	EUR	(230,000)	USD	310,707	4/7/11	(15,206)
UBS	EUR	(566,000)	USD	762,459	4/13/11	(39,482)
UBS	EUR	(3,385,000)	USD	4,323,999	5/10/11	(469,519)
UBS	EUR	(1,630,646)	USD	2,021,643	5/24/11	(286,841)
UBS	EUR	(160,000)	USD	206,035	8/22/11	(19,979)
UBS	EUR	(164,000)	USD	210,842	8/23/11	(20,817)
UBS	EUR	(170,000)	USD	232,574	10/5/11	(7,277)
UBS	EUR	(275,000)	USD	375,485	10/6/11	(12,495)
UBS	EUR	(270,000)	USD	375,689	10/12/11	(5,163)
UBS	EUR	(1,929,000)	USD	2,686,615	10/27/11	(33,033)
UBS	EUR	(658,000)	USD	851,732	1/11/12	(73,680)
UBS	EUR	(34,000)	USD	46,051	2/8/12	(1,723)
UBS	EUR	(107,000)	USD	143,184	2/16/12	(7,125)
UBS	EUR	(115,000)	USD	153,963	2/21/12	(7,558)
UBS	EUR	(353,000)	USD	488,393	3/8/12	(7,150)
UBS	JPY	(25,100,000)	USD	273,713	4/20/11	(28,095)
UBS	JPY	(36,547,000)	USD	410,502	5/10/11	(29,002)
UBS	JPY	(22,978,000)	USD	270,403	8/18/11	(6,173)
UBS	JPY	(31,894,000)	USD	379,948	8/26/11	(3,978)
UBS	JPY	(5,370,800)	USD	66,962	11/14/11	2,228
UBS	JPY	(11,961,000)	USD	145,264	11/17/11	1,089
UBS	JPY	(15,350,000)	USD	185,640	1/10/12	420
UBS	JPY	(28,070,000)	USD	339,979	1/13/12	1,254
UBS	JPY	(43,530,000)	USD	529,530	1/26/12	4,113
UBS	JPY	(59,700,000)	USD	734,372	3/1/12	13,285
UBS	JPY	(28,080,000)	USD	349,536	3/19/12	10,252
UBS	JPY	(60,393,560)	USD	747,695	3/23/12	17,916
						$(997,575)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Global Income Fund (Fund).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (2009–2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimate and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$356,773,857
Aggregate unrealized appreciation	$ 23,164,446
Aggregate unrealized depreciation	(3,723,141)
Net unrealized appreciation	$ 19,441,305

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 37,559,313	$ -	$ 37,559,313
Foreign Debt	-	275,348,985	23,536,929	298,885,914
Municipal Bonds	-	2,297,001	-	2,297,001
U.S. Treasury Obligations	-	8,348,415	-	8,348,415
Short-Term Investments	22,019,519	7,105,000	-	29,124,519
Total	$22,019,519	$330,658,714	$23,536,929	$376,215,162

Foreign Currency Exchange Contracts	$ -	$ (997,575)	$ -	$(997,575)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Debt
Balance as of 12/31/10	$17,071,610
Purchases	8,782,518
Sales	(1,658,349)
Net realized gain	37,090
Transfers into Level 3	2,771,770
Transfers out of Level 3	(3,740,002)
Net change in unrealized
appreciation/depreciation	272,292
Balance as of 3/31/11	$23,536,929

Net change in unrealized
appreciation/depreciation
from investments
still held as of 3/31/11	$ 396,887

During the period ended March 31, 2011, the Fund had transfers out of Level 3 investments into Level 1 investments in the amount of $3,740,002, which was due to the Fund’s pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices. During the period ended March 31, 2011, the Fund had transfers out of Level 2 investments into Level 3 investments in the amount of $2,771,770, which was due to the Fund’s pricing vendor dropping coverage of a security.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization.  Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities.  Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2011, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP BlackRock Inflation Protected Bond Fund

March 31, 2011
		Principal	Value
		Amount¡	(U.S. $)
Agency Mortgage-Backed Securities – 17.71%
Fannie Mae S.F. 30 yr 4.50% 2/1/41		13,740,397	$14,015,583
Freddie Mac S.F. 30 yr 5.50% 1/1/40		13,161,184	14,069,886
GNMA2 S.F. 30 yr 4.00% 12/20/40		14,012,741	14,035,365
Total Agency Mortgage-Backed Securities (Cost $42,285,920)			42,120,834

Corporate Bonds – 0.10%
Capital Markets – 0.05%
•Morgan Stanley 3.69% 3/5/18		143,000	131,259
			131,259
Insurance – 0.05%
•Prudential Financial 3.53% 6/10/15		114,000	114,845
			114,845
Total Corporate Bonds (Cost $250,766)			246,104

Sovereign Bonds – 13.08%
France – 6.57%
French Treasury Note 0.45% 7/25/16	EUR	11,118,834	15,614,091

			15,614,091
Germany – 6.51%
Deutschland Republic Inflation Linked 1.50% 4/15/16	EUR	10,379,785	15,489,210

			15,489,210
Total Sovereign Debt (Cost $31,231,043)			31,103,301

U.S. Treasury Obligations – 52.50%
U.S. Treasury Inflation Index Bonds
1.125% 1/15/21		11,028,618	11,203,520
1.75% 1/15/28		3,212,467	3,282,239
2.00% 1/15/26		1,242,707	1,329,503
2.125% 2/15/40		16,394,653	17,400,105
2.125% 2/15/41		8,737,180	9,270,288
2.375% 1/15/25		7,601,375	8,552,140
2.375% 1/15/27		1,583,444	1,767,148
2.50% 1/15/29		2,590,994	2,943,004
3.375% 4/15/32		372,207	480,438
3.625% 4/15/28		1,089,272	1,408,225
3.875% 4/15/29		522,448	700,733
U.S. Treasury Inflation Index Notes
∞0.50% 4/15/15		4,927,960	5,121,230
0.625% 4/15/13		2,948,577	3,088,174
1.25% 4/15/14		6,425,643	6,872,675
1.25% 7/15/20		4,878,142	5,044,686
1.375% 7/15/18		536,156	571,635
1.375% 1/15/20		904,025	949,156
1.625% 1/15/15		611,265	663,365
1.625% 1/15/18		368,971	399,411
1.875% 7/15/13		10,533,654	11,401,859
1.875% 7/15/15		14,847,671	16,353,314
1.875% 7/15/19		2,199,976	2,416,364
2.00% 1/15/14		2,997,503	3,269,151
2.00% 7/15/14		1,603,272	1,761,095
2.125% 1/15/19		943,672	1,054,332
2.375% 4/15/11		1,769,668	1,775,891
2.375% 1/15/17		2,027,900	2,287,883
2.50% 7/15/16		2,824,317	3,209,131
2.625% 7/15/17		239,076	274,881
Total U.S. Treasury Obligations (Cost $122,499,461)			124,851,576
		Number of
		Shares
Short-Term Investments – 16.39%
Money Market Mutual Funds – 16.39%
BlackRock Liquidity Funds		27,375,511	27,375,511
Dreyfus Treasury Cash Management Fund		11,613,052	11,613,052
Total Short-Term Investments (Cost $38,988,563)			38,988,563
Total Value of Securities – 99.78%
(Cost $235,255,753)			237,310,378
Receivables and Other Assets Net of Liabilities (See Notes) – 0.22%			526,027
Net Assets Applicable to 23,022,800 Shares Outstanding – 100.00%			$237,836,405

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

EUR–European Monetary Unit
USD–United States Dollar

∞Fully or partially pledged as collateral for futures contracts.
•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.

Summary of Abbreviations:
GNMA–Government National Mortgage Association
MNB–Mellon National Bank
S.F.–Single Family
yr–Year

1The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at March 31, 2011:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/(Depreciation)
MNB	EUR	(23,870)	USD	33,829	4/1/2011	$1
MNB	EUR	(22,171,000)	USD	31,499,271	4/27/2011	94,387
						$94,388

Futures Contracts

Contracts to Sell		Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation/(Depreciation)
(217.00)	Euro Bobl	$ (35,555,445)	$ (35,233,985)	5/31/11	$ 321,459
(1.00)	U.S. Long Bond	(118,272)	(120,188)	5/20/11	(1,915)
(23.00)	U.S. Treasury 2 yr Notes	(5,029,806)	(5,016,875)	6/30/11	12,931
(242.00)	U.S. Treasury 5 yr Notes	(28,460,899)	(28,262,954)	6/30/11	197,946
(28.00)	U.S. Treasury 10 yr Notes	(3,369,552)	(3,332,875)	6/21/11	36,677
		$ (72,533,974)			$ 567,098

Swap Contract
Index Swap

Notional Value	Expiration Date	Description	Unrealized Appreciation/(Depreciation)
$73,981,000	4/26/11	Agreement with Barclays to receive the notional amount multiplied by the Barclays Capital TIPS Index (LBUTTRUU) Daily Index Levels and to pay the notional amount multiplied by the fixed rate of 0.3835%.	$(641,351)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP BlackRock Inflation Protected Bond Fund (Fund).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax year December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$236,060,269
Aggregate unrealized appreciation	$ 2,412,949
Aggregate unrealized depreciation	(1,162,840)
Net unrealized appreciation	$ 1,250,109

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$ -	$42,120,834	$-	42,120,834
Corporate Debt	-	246,104	-	246,104
Foreign Debt	-	31,103,301	-	31,103,301
U.S. Treasury Obligations	-	124,851,576	-	124,851,576
Short-Term Investments	38,988,563	-	-	38,988,563
Total	$38,988,563	$198,321,815	$-	$237,310,378

Foreign Currency Exchange Contracts	$-	$94,388	$-	$94,388
Futures Contracts	$567,098	$-	$-	$567,098
Swap Contract	$-	$-	($641,351)	($641,351)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Swap Contact
Balance as of 12/31/10	(215,027)
Net change in unrealized appreciation/depreciation	(426,324)
Balance as of 3/31/11	(641,351)

Net change in unrealized
appreciation/depreciation from investments still held as of 3/31/11	(426,324)

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and Credit Default Swaps (CDS) contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.  The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of  protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk.  The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract.  This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of March 31, 2011 were as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign currency exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$94,388 -	Receivables and other assets net of liabilities	$ -

Interest rate contracts (Future contracts)	Receivables and other assets net of liabilities	567,098	Receivables and other assets net of liabilities	-

Credit contracts (Swap contracts)	Receivables and other assets net of liabilities	-	Receivables and other assets net of liabilities	(641,351)
Total		$661,486		$(641,351)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2011 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign currency exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies and net change in unrealized Appreciation/depreciation of investments and foreign currencies	$(1,078,780)*	$518,745
Interest contracts (Future contracts)	Net realized loss on futures contracts and net change in unrealized Appreciation/depreciation of investments and foreign currencies	(260,371)	1,235,518
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(123,579)	(426,324)
Total		$(1,462,730)	$1,327,939

*Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported on the Fund’s Statement of Operations.

4. Credit and Market Risk
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of March 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Diversified Floating Rate Fund

March 31, 2011

	Principal	Value
	Amount¡	(U.S. $)
Agency Collateralized Mortgage Obligations – 5.75%
•Fannie Mae REMICs
Series 2004-36 FA 0.649% 5/25/34	874,015	$874,015
Series 2005-106 QF 0.759% 12/25/35	3,845,642	3,852,202
Series 2006-40 F 0.549% 5/25/36	594,884	592,175
•Freddie Mac REMICs
Series 3152 JF 0.705% 8/15/35	775,563	775,817
Series 3311 VF 0.495% 5/15/37	940,597	934,540
Series 3316 FB 0.555% 8/15/35	938,752	935,107
Series 3780 LF 0.655% 3/15/29	139,893	139,486
•GNMA Series 2010-46 MF 0.653% 5/16/34	863,038	860,693
Total Agency Collateralized Mortgage Obligations (Cost $8,955,174)		8,964,035

Commercial Mortgage-Backed Securities – 0.91%
•#American Tower Trust Series 2007-1A AFL 144A 0.445% 4/15/37	1,375,000	1,327,019
•#GS Mortgage Securities II Series 2010-C1 C 144A 5.635% 8/10/43	100,000	100,511
Total Commercial Mortgage-Backed Securities (Cost $1,432,183)		1,427,530

Convertible Bonds – 0.44%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	17,000	18,211
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27		36,000
32,760
•U.S. Bancorp 0.00% exercise price $37.86, expiration date 9/20/36	650,000	641,875
Total Convertible Bonds (Cost $680,655)		692,846

Corporate Bonds – 63.34%
Aerospace & Defense – 0.32%
#Meccanica Holdings USA 144A 6.25% 7/15/19	480,000	504,316
		504,316
Automobiles & Automotive Parts – 1.35%
•Johnson Controls 0.721% 2/4/14	2,100,000	2,105,899
		2,105,899
Beverages – 1.90%
•Anheuser-Busch InBev Worldwide
0.854% 1/27/14	1,000,000	1,008,642
1.039% 3/26/13	550,000	554,972
•Coca-Cola Enterprises I 0.614% 2/18/14	1,400,000	1,401,211
		2,964,825
Biotechnology – 0.86%
Bio-Rad Laboratories 4.875% 12/15/20	515,000	509,206
Genzyme 3.625% 6/15/15	800,000	831,879
		1,341,085
Building & Materials – 0.38%
#•Cemex SAB de CV 144A 5.301% 9/30/15	600,000	597,375
		597,375
Capital Markets – 2.18%
•Goldman Sachs Group 0.759% 3/22/16	1,665,000	1,607,261
Lazard Group 6.85% 6/15/17	515,000	548,921
•Morgan Stanley 1.903% 1/24/14	1,225,000	1,250,301
		3,406,483
Chemicals – 1.61%
Dow Chemical
•2.562% 8/8/11	450,000	453,416
4.25% 11/15/20	160,000	153,399
8.55% 5/15/19	250,000	316,496
•duPont (E.I.) deNemours 0.728% 3/25/14	1,580,000	1,584,670
		2,507,981
Commercial Banks – 14.47%
American Express Bank FSB 5.55% 10/17/12	500,000	530,063
#•Australia & New Zealand Banking Group 144A 1.03% 1/10/14	775,000	778,593
•Bank of America 0.59% 6/15/16	1,320,000	1,231,169
•Barclays Bank 1.343% 1/13/14	1,405,000	1,421,905
•Branch Banking & Trust
0.613% 5/23/17	980,000	891,458
0.63% 9/13/16	1,205,000	1,118,013
•Citigroup 0.591% 11/5/14	1,325,000	1,292,064
#•CoBank 144A 0.91% 6/15/22	425,000	359,162
•#Rabobank Netherlands 144A
2.053% 4/7/11	220,000	220,002
11.00% 12/29/49	1,120,000	1,463,128
•Credit Suisse/New York 1.241% 1/14/14	1,250,000	1,266,453
•Fifth Third Bank/Ohio 0.424% 5/17/13	750,000	737,667
•Fifth Third Capital Trust IV 6.50% 4/15/37	100,000	98,125
•JPMorgan Chase Bank 0.64% 6/13/16	1,925,000	1,871,297
KeyCorp 5.10% 3/24/21	375,000	373,406
Korea Development Bank 8.00% 1/23/14	300,000	342,618
#•National Australia Bank 144A 0.803% 7/8/14	250,000	252,747
•National City Bank/Cleveland 0.68% 6/7/17	1,110,000	1,048,182
•PNC Funding 0.504% 1/31/14	870,000	863,920
•SunTrust Bank/Atlanta 0.603% 4/1/15	1,400,000	1,337,843
SVB Financial Group 5.375% 9/15/20	310,000	305,484
#•Swedbank 144A 0.753% 1/14/13	600,000	599,761
•UBS/Stamford 1.304% 1/28/14	925,000	934,235
•US Bank/Cincinnati 0.583% 10/14/14	1,620,000	1,602,519
•Wachovia 0.673% 10/15/16	1,689,000	1,639,075
		22,578,889
Computers & Peripherals – 0.15%
#Seagate Technology International 144A 10.00% 5/1/14	194,000	226,980
		226,980
Diversified Financial Services – 4.24%
#•American Honda Finance 144A 0.681% 11/7/12	650,000	648,760
•Caterpillar Financial Services 0.471% 2/22/13	750,000	750,849
#CDP Financial 144A 4.40% 11/25/19	600,000	606,466
#ERAC USA Finance 144A 2.25% 1/10/14	850,000	848,523
General Electric Capital
•0.512% 5/11/16	1,950,000	1,868,751
5.30% 2/11/21	350,000	356,162
•John Deere Capital 0.53% 3/3/14	1,540,000	1,532,916
		6,612,427
Diversified Telecommunication Services – 5.04%
•Qwest 3.56% 6/15/13	1,790,000	1,875,025
Telecom Italia Capital
•0.913% 7/18/11	950,000	950,190
6.999% 6/4/18	375,000	408,362
•Telefonica Emisiones 0.641% 2/4/13	1,140,000	1,129,840
Verizon Communications
•0.919% 3/28/14	2,830,000	2,847,547
6.10% 4/15/18	575,000	645,378
		7,856,342
Electric Utilities – 4.68%
Ameren Illinois 9.75% 11/15/18	435,000	561,903
#American Transmission Systems 144A 5.25% 1/15/22	575,000	598,546
•CMS Energy 1.253% 1/15/13	1,400,000	1,389,500
•Columbus Southern Power 0.709% 3/16/12	1,775,000	1,779,842
#Enel Finance International 144A 6.25% 9/15/17	255,000	279,627
•Georgia Power
0.573% 1/15/13	350,000	350,371
0.63% 3/15/13	790,000	791,596
•NextEra Energy Capital Holdings 0.712% 11/9/12	1,065,000	1,069,027
•Wisconsin Energy 6.25% 5/15/67	471,000	473,360
		7,293,772
Energy Equipment & Services – 0.96%
Transocean 6.50% 11/15/20	575,000	635,109
Weatherford International
4.95% 10/15/13	380,000	402,985
5.125% 9/15/20	460,000	457,606
		1,495,700
Food Products – 1.73%
•Archer-Daniels-Midland 0.472% 8/13/12	1,250,000	1,252,206
Safeway 3.95% 8/15/20	870,000	824,479
#•Wrigley WM Jr. 144A 1.684% 6/28/11	625,000	625,367
		2,702,052
Gas Utilities – 1.27%
•Sempra Energy 1.069% 3/15/14	1,975,000	1,986,493

		1,986,493

Health Care Equipment & Supplies – 0.35%
Covidien International Finance 6.00% 10/15/17	475,000	542,093
		542,093
Health Care Providers & Services – 2.11%
#Health Care Services 144A 4.70% 1/15/21	825,000	829,758
•Quest Diagnostics 1.159% 3/24/14	2,450,000	2,459,329
		3,289,087
Insurance – 4.42%
American International Group 5.45% 5/18/17	290,000	298,467
•Berkshire Hathaway 0.742% 2/11/13	675,000	679,566
•Berkshire Hathaway Finance 0.62% 1/10/14	350,000	351,251
•Chubb 6.375% 3/29/67	895,000	946,463
#•MassMutual Global Funding II 144A 0.809% 9/27/13	650,000	649,661
#•MetLife Institutional Funding II 144A 1.201% 4/4/14	2,000,000	2,004,499
#•Metropolitan Life Global Funding I 144A 1.04% 1/10/14	1,200,000	1,207,534
#•New York Life Global Funding 144A 0.563% 4/4/14	765,000	764,546
		6,901,987
IT Services – 0.66%
•Western Union 0.89% 3/7/13	1,025,000	1,026,766
		1,026,766
Life Sciences Tools & Services – 0.97%
Life Technologies 6.00% 3/1/20	900,000	971,044
Thermo Fisher Scientific 3.20% 5/1/15	525,000	537,991
		1,509,035
Media – 1.60%
Comcast 6.30% 11/15/17	800,000	904,634
#COX Communications 144A 6.25% 6/1/18	400,000	446,658
Time Warner Cable 8.25% 4/1/19	575,000	701,545
#Vivendi 144A 6.625% 4/4/18	400,000	448,527
		2,501,364
Metals & Mining – 1.14%
ArcelorMittal
5.50% 3/1/21	700,000	691,086
9.85% 6/1/19	675,000	857,675
Teck Resources 9.75% 5/15/14	186,000	226,138
		1,774,899
Oil, Gas & Consumable Fuels – 6.55%
Anadarko Petroleum 5.95% 9/15/16	360,000	391,916
•BP Capital Markets 0.91% 3/11/14	1,100,000	1,105,751
•Enbridge Energy Partners 8.05% 10/1/37	1,090,000	1,158,410
Enterprise Products Operating
3.20% 2/1/16	50,000	49,743
•7.034% 1/15/68	835,000	867,476
•EOG Resources 1.061% 2/3/14	1,065,000	1,075,093
Kinder Morgan Energy Partners 5.30% 9/15/20	690,000	717,260
Noble Holding International 3.05% 3/1/16	925,000	918,065
Petrobras International Finance 5.375% 1/27/21	555,000	559,450
Plains All American Pipeline
5.00% 2/1/21	575,000	577,820
8.75% 5/1/19	115,000	144,089
•Total Capital Canada 0.684% 1/17/14	1,030,000	1,033,980
•TransCanada PipeLines 6.35% 5/15/67	960,000	965,120
#Woodside Finance 144A 8.13% 3/1/14	575,000	660,960
		10,225,133
Paper & Forest Products – 0.40%
#Georgia-Pacific 144A 5.40% 11/1/20	625,000	618,310
		618,310
Pharmaceuticals – 1.27%
•Teva Pharmaceutical Finance III 0.809% 3/21/14	1,975,000	1,983,702
		1,983,702
Real Estate Investment Trusts – 0.44%
Digital Realty Trust 5.25% 3/15/21	700,000	690,031
		690,031
Semiconductors & Semiconductor Equipment – 0.35%
National Semiconductor 6.60% 6/15/17	500,000	550,902
		550,902
Wireless Telecommunciation Services – 1.94%
#Crown Castle Towers 144A 4.883% 8/15/20	1,600,000	1,604,083
Virgin Media Secured Finance
6.50% 1/15/18	500,000	548,750
#144A 5.25% 1/15/21	300,000	301,593
•Vodafone Group 0.65% 6/15/11	575,000	575,398
		3,029,824
Total Corporate Bonds (Cost $98,107,443)		98,823,752

Municipal Bonds – 3.06%
•Kentucky Higher Education Student Loan Revenue Series 1 Class A1 0.804% 5/1/20	500,000	498,690
•Missouri Higher Education Loan Authority Student Revenue Series 2010-2 1.134% 8/27/29	839,387	839,395
•New Jersey Economic Development Authority Revenue (Building America Bonds) 1.31% 6/15/13	525,000	524,591
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.51% 12/1/38	580,000	577,837
•North Texas Higher Education Authority Student Loan Revenue
(Libor Floating) Series 2010-1 A 1.466% 4/1/40	800,000	796,976
Series 1 Class A-2 1.203% 7/1/30	925,000	886,343
•Oklahoma Student Loan Authority Revenue Series A2A 1.511% 9/1/37	655,000	652,662
Total Municipal Bonds (Cost $4,824,387)		4,776,494
Non-Agency Asset-Backed Securities – 5.34%
•Bank of America Credit Card Trust Series 2007-A6 A6 0.315% 9/15/16	1,106,500	1,099,796
•#Capital Auto Receivables Asset Trust Series 2008-CPA A1 144A 1.105% 1/15/13	219,174	219,828
•Capital One Multi-Asset Execution Trust
Series 2006-A8 A8 0.285% 4/15/16	390,000	387,902
Series 2007-A4 A4 0.285% 3/16/15	500,000	498,880
•Citibank Credit Card Issuance Trust Series
Series 2008-A6 A6 1.453% 5/22/17	400,000	412,634
Series 2009-A1 A1 2.005% 3/17/14	650,000	659,862
Series 2009-A2 A2 1.805% 5/15/14	500,000	507,388
•Discover Card Master Trust
Series 2009-A1 A1 1.555% 12/15/14	900,000	912,128
Series 2010-A1 A1 0.905% 9/15/15	806,000	812,087
•Discover Card Master Trust I
Series 2005-4 A2 0.345% 6/16/15	444,000	442,707
Series 2006-3 A1 0.285% 3/15/14	475,000	474,649
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16 CAD	100,000	103,012

•Ford Credit Auto Owner Trust Series 2009-A A3B 2.76% 5/15/13	52,706	53,186
•MBNA Credit Card Master Note Trust Series 2006-A5 A5 0.32% 10/15/15	1,000,000	996,902
•#Nissan Master Owner Trust Receivables Series 2010-AA A 144A 1.41% 1/15/15	750,000	758,146
Total Non-Agency Asset-Backed Securities (Cost $8,327,958)		8,339,107

Regional Bond – 0.35%∆
Canada – 0.35%
•Province of Ontario Canada 0.47% 5/7/13	550,000	550,477
Total Regional Bond (cost $549,935)		550,477
«Senior Secured Loans – 19.07%
Advantage Sales & Marketing 5.252% 11/29/17	798,000	800,989
Affinion Group Tranche B 5.00% 10/7/16	118,763	118,838
AGFS Funding 7.25% 4/21/15	340,000	340,957
Alliance HealthCare 5.50% 6/1/16	238,191	239,233
Allied Security Holdings Tranche 2L 8.50% 1/21/18	185,000	186,425
Anchor Glass Container 6.00% 2/3/16	85,721	86,685
Armored Autogroup 6.00% 11/5/16	144,638	145,180
Aspect Software Tranche B 6.25% 5/7/16	74,438	75,275
ATI Holdings 7.75% 3/12/16	133,987	135,411
Attachmate 6.50% 11/21/16	1,250,000	1,243,231
AZ Chemicals 4.75% 11/19/16	210,426	211,675
BNY ConvergEx Group Tranche B 5.25% 11/29/16	300,000	309,000
Bresnan Broadband Holdings 4.497% 12/6/17	389,025	391,970
Brickman Group Holdings Tranche B 7.25% 10/14/16	234,413	239,430
Brock Holdings III 10.00% 2/15/18	285,000	293,550

Burlington Coat Factory Tranche B 6.25% 2/10/17	1,225,000	1,212,750
Butler Animal Health Supply Tranche B 5.50% 12/31/15	34,425	34,533
BWAY Holding Tranche B 4.50% 2/9/18	205,105	206,307
Caesars Entertainment Operating Tranche B1 3.303% 1/28/15	715,000	666,180
Calpine Tranche B 4.50% 3/1/18	440,000	442,369
Cengage Learning
2.55% 7/3/14	134,651	129,248
7.50% 7/7/14	323,533	326,364
Charter Communications Operating Tranche B
2.998% 3/6/14	106,394	106,364
8.50% 3/6/14	439,668	447,308
Citadel Broadcasting Tranche B 4.25% 11/29/16	272,250	272,759
CityCenter Holdings 7.50% 1/10/15	500,000	506,438

Clear Channel Communication Tranche B 3.912% 1/29/16	520,574	459,523
CommScope Tranche B 5.00% 1/3/18	604,000	609,608
Community Health System 3.81% 1/25/17	124,375	124,345
DaVita Tranche B 4.50% 10/20/16	498,750	502,044
Del Monte Foods Tranche B 4.50% 11/26/17	1,100,000	1,102,981
Delos Aircraft 7.00% 3/17/16	57,115	58,008
Delta Airlines 4.25% 2/22/16	69,058	68,641
DineEquity Tranche B 4.25% 10/31/17	459,987	464,011
Dunkin Brands Tranche B 4.25% 11/23/17	997,500	1,004,877
Fifth Third Processing
8.50% 11/3/17	565,000	576,583
Tranche B 5.50% 11/3/16	219,450	220,684
First Data Tranche B2 3.002% 9/24/14	670,000	643,200
Ford Motor Tranche B 3.01% 12/15/13	436,945	437,332

GenOn Energy Tranche B 6.00% 6/20/17	283,575	287,261
Getty Images 5.25% 11/4/16	129,350	130,551
Goodman Global Tranche B 5.75% 10/28/16	159,200	160,095
Graham Packaging
Tranche C 6.75% 4/5/14	222,727	224,649
Tranche D 6.00% 9/23/16	278,600	281,560
Gray Television Tranche B 3.76% 12/31/14	556,672	552,806
Grifols Tranche B 6.00% 6/4/16	530,000	534,736
HGI Holdings 6.75% 7/27/17	429,644	433,403
Houghton International Tranche B 6.75% 1/11/16	398,285	402,021

ICL Industrial Containers Tranche C 4.50% 2/9/18	18,210	18,316
InfoGROUP Term Tranche Loan B 6.25% 3/30/16	223,875	226,114
International Lease Finance 6.75% 3/17/15	77,885	78,420
Isle of Capri Casinos 4.75% 3/1/17	225,000	226,452
Knology Tranche B 4.00% 8/8/17	445,000
445,496
Level 3 Financing Tranche A 11.50% 3/13/14	150,000
160,800
Live Nation Entertainment Tranche B 4.50% 11/6/16	114,138	114,708
MedAssets Tranche Loan B 5.252% 11/15/16	79,800	80,386
MGM MIRAGE Tranche E 7.00% 2/21/14	218,555	215,400
MultiPlan 4.75% 8/26/17	245,000	245,796
NBTY Tranche B 4.25% 10/1/17	425,000	426,328
Nuveen Investments
2nd Lien 12.50% 7/9/15	380,000	408,977

Tranche B 3.303% 11/13/14	325,000	326,463

OSI Restaurant
2.625% 6/14/13	12,775	12,454
2.625% 6/13/14	416,806	406,328
Pinnacle Foods Finance Tranche D 6.00% 4/2/14	178,978	180,917
PQ 6.77% 7/30/15	1,450,000	1,434,051
Radnet Management Tranche B 5.751% 4/2/16	248,747	249,991
Revlon Consumer Products 6.00% 3/11/15	277,200	278,561
Reynolds & Reynolds 5.25% 4/21/17	195,680	195,900
Rockwood Specialties Group Tranche B 3.75% 1/25/18	230,000	231,654
Roundy's Supermarkets 10.00% 4/16/16	130,000	132,031
Sinclair Television Group Tranche B 4.00% 10/29/16	238,279	238,916
TASC Tranche B 5.75% 12/19/14	108,897	109,266
Texas Competitive Electric Holdings Tranche B2 3.786% 10/10/14	772,342	651,960
Toys R Us Tranche B 6.00% 9/1/16	398,000	401,035
TransDigm Group 1st Lien 4.00% 2/3/17	289,275	291,573
TWCC Holding Tranche B 4.25% 1/24/17	668,325	674,220
Univision Communications 4.512% 3/29/17	1,022,307	999,499
US TelePacific 5.75% 2/10/17	124,063	124,450
Visant 5.25% 12/31/16	997,500	996,966
Walter Energy Tranche B 4.00% 2/3/18	500,000	503,875
Wendy's/Arby's Restaurants 5.00% 5/19/17	212,147	214,110
Total Senior Secured Loans (Cost $29,524,496)		29,748,801

Sovereign Bond – 0.36%∆
Sweden – 0.36%
•Svensk Exportkredit 1.062% 8/14/14	550,000	560,518
Total Sovereign Bond (Cost $557,795)		560,518

Supranational Bank – 0.32%
•African Development Bank 0.641% 8/4/14	500,000	504,367
Total Supranational Bank (Cost $502,512)		504,367
Number of
Shares
Preferred Stock – 0.01%
Bank of America 7.25%	8	8,092
Total Preferred Stock (Cost $7,710)		8,092

Short-Term Investment – 4.41%
Money Market Mutual Fund – 4.41%
Dreyfus Treasury & Agency Cash Management Fund	6,876,834	6,876,834
Total Short-Term Investment (Cost $6,876,834)		6,876,834

Total Value of Securities – 103.36%
(Cost $160,347,082)		161,272,853
Liabilities Net of Receivables and Other Assets (See Notes) – (3.36%)		(5,244,911)
Net Assets Applicable to 15,298,433 Shares Outstanding – 100.00%		$156,027,942

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

CAD–Canadian Dollar

•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $20,653,998 which represented 13.24% of the Fund’s net assets. See Note 4 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.
∆Securities have been classified by country of origin.

Summary of Abbreviations:
GNMA–Government National Mortgage Association
REMIC–Real Estate Mortgage Investment Conduit
yr–Year

1The following swap contracts were outstanding at March 31, 2011:

Swap Contracts
Interest Rate Swap Contracts

                                                               Unrealized
Counterparty &                                   Notional                 Fixed Interest  Floating InterestTerminationApperciation
Referenced ObligationValueRate ReceivedRate Received                                                                                                                 Date             (Depreciation)
Morgan Stanley
   3 yr Interest Rate Swap$   3,200,0001.55% 0.312%                           2/9/14                 $     (4,549)
   5 yr Interest Rate Swap12,900,0002.505% 0.312%                           2/9/16                      (58,742)
   7 yr Interest Rate Swap7,000,0003.18%0.312%                           2/9/18 (67,802)
   10 yr Interest Rate Swap8,000,0003.765% 0.312%                           2/9/21                    (140,090)
Total                                                $31,100,000$(271,183)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in ”Notes.”

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Diversified Floating Rate Fund (Fund).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  Management has analyzed the Fund's tax positions taken on federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2.  Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$160,358,867
Aggregate unrealized appreciation	$ 1,188,311
Aggregate unrealized depreciation	(274,325)
Net unrealized appreciation	$ 913,986
v
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 18,627,660	$103,012	$ 18,730,672
Corporate Debt	-	129,265,399	-	129,265,399
Foreign Debt	-	1,615,362	-	1,615,362
Municipal Bonds	-	4,776,494	-	4,776,494
Preferred Stock	-	8,092	-	8,092
Short-Term Investment	6,876,834	-	-	6,876,834
Total	$6,876,834	$154,293,007	$103,012	$161,272,853

Swap Contracts	$ -	$ (271,183)	$ -	$ (271,183)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Agency, Asset-Backed &
Mortgage-Backed Securities

Balance as of 12/31/10	$ -
Purchases	101,699
Net change in unrealized
appreciation/deprecation	1,313
Balance as of 3/31/11	$103,012

Net change in unrealized
appreciation/depreciation
still held as of 3/31/11	$ 1,313

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3.  Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Swap Contracts–The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counter party credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4.  Credit and Market Risk
The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poors’ Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of March 31, 2011, no securities have been determined be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP J.P. Morgan High Yield Fund

March 31, 2011

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Commercial Mortgage-Backed Security – 0.24%
•#Banc of America Large Loan Series 2010-HLTN HLTN 144A 2.01% 11/15/15	$196,855	$186,253
Total Commercial Mortgage-Backed Security (Cost $174,555)		186,253
Convertible Bonds – 0.29%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	27,000	27,608
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	202,000	195,940
Total Convertible Bonds (Cost $207,956)		223,548
Corporate Bonds – 84.21%
Aerospace & Defense – 1.15%
Alliant Techsystems
6.75% 4/1/16	50,000	51,563
6.875% 9/15/20	50,000	52,438
Esterline Technologies 7.00% 8/1/20	100,000	105,125
Kratos Defense & Security Solutions
10.00% 6/1/17	100,000	110,750
#144A 10.00% 6/1/17	175,000	193,812
Spirit Aerosystems 6.75% 12/15/20	103,000	105,833
Triumph Group
8.00% 11/15/17	200,000	214,999
8.625% 7/15/18	35,000	38,763
		873,283
Airlines – 1.96%
◆Continental Airlines Pass Through Trust
Series 2003-ERJ1 7.875% 7/2/18	58,365	57,781
Series 2004-ERJ1 9.558% 9/1/19	354,438	368,615
#Delta Air Lines 144A 12.25% 3/15/15	189,000	212,625
◆Northwest Airlines Pass Through Trust Series 2007-I Class A 7.027% 11/1/19	594,638	612,477
#United Air Lines 144A
9.875% 8/1/13	114,000	120,983
12.00% 11/1/13	105,000	114,581
		1,487,062
Auto Components – 0.79%
Affinia Group 9.00% 11/30/14	150,000	155,250
#Allison Transmission 144A 11.00% 11/1/15	39,000	42,510
ArvinMeritor
8.125% 9/15/15	64,000	66,880
10.625% 3/15/18	61,000	68,930
#Exide Technologies 144A 8.625% 2/1/18	250,000	268,125
		601,695
Automobiles – 0.97%
Ford Motor 7.45% 7/16/31	371,000	403,503
‡General Motors
7.40% 9/1/25	325,000	92,625
7.70% 4/15/16	400,000	115,000
8.80% 3/1/21	425,000	123,250
		734,378
Beverages – 0.27%
Cott Beverages
8.125% 9/1/18	70,000	75,075
8.375% 11/15/17	120,000	128,700
		203,775
Building Products – 0.97%
#Associated Materials 144A 9.125% 11/1/17	25,000	26,813
#Griffon 144A 7.125% 4/1/18	650,000	664,625
#USG 144A 9.75% 8/1/14	42,000	46,200
		737,638
Capital Markets – 0.48%
E TRADE Financial PIK 12.50% 11/30/17	307,000	367,633
		367,633
Chemicals – 2.01%
#Celanese US Holdings 144A 6.625% 10/15/18	60,000	61,950
#Chemtura 144A 7.875% 9/1/18	265,000	280,900
Lyondell Chemical 11.00% 5/1/18	300,000	338,250
Momentive Performance Materials 12.50% 6/15/14	92,000	102,580
#Nalco 144A 6.625% 1/15/19	60,000	62,025
#Nexeo Solutions 144A 8.375% 3/1/18	10,000	10,250
#Omnova Solutions 144A 7.875% 11/1/18	15,000	15,263
PolyOne 7.375% 9/15/20	425,000	448,375
#Rhodia 144A 6.875% 9/15/20	200,000	204,750
		1,524,343
Commercial Banks – 2.44%
Ally Financial
8.00% 12/31/18	220,000	238,425
#144A 6.25% 12/1/17	350,000	357,000
#144A 7.50% 9/15/20	200,000	214,250
•BAC Capital Trust XIV 5.63% 12/31/49	296,000	230,140
Bank of America
5.625% 7/1/20	125,000	128,565
•8.00% 12/29/49	250,000	269,197
•#Barclays Bank 144A 5.926% 12/31/49	103,000	96,820
•#Rabobank 144A 11.00% 12/29/49	248,000	323,978
		1,858,375
Commercial Services & Supplies – 1.15%
#Casella Waste Systems 144A 7.75% 2/15/19	35,000	35,175
Covanta Holding 7.25% 12/1/20	140,000	147,332
#Deluxe 144A 7.00% 3/15/19	225,000	225,000
#FTI Consulting 144A 6.75% 10/1/20	40,000	40,700
#Garda World Security 144A 9.75% 3/15/17	150,000	162,375
#Geo Group 144A 6.625% 2/15/21	76,000	75,620
#Liberty Tire Recycling 144A 11.00% 10/1/16	75,000	84,563
#Mobile Mini 144A 7.875% 12/1/20	75,000	79,875
#Seminole Indian Tribe of Florida 144A 7.75% 10/1/17	25,000	26,563
		877,203
Communications Equipment – 0.66%
Avaya
9.75% 11/1/15	200,000	204,250
#144A 7.00% 4/1/19	100,000	98,000
#Brightstar 144A 9.50% 12/1/16	85,000	91,694
ViaSat 8.875% 9/15/16	99,000	106,549
		500,493
Computers & Peripherals – 0.35%
#Seagate HDD Cayman 144A 7.75% 12/15/18	255,000	265,200
		265,200
Construction & Engineering – 0.28%
#Dycom Investments 144A 7.125% 1/15/21	100,000	102,250
#Great Lakes Dredge & Dock 144A 7.375% 2/1/19	25,000	25,438
#Tutor Perini 144A 7.625% 11/1/18	85,000	87,975
		215,663
Construction Materials – 0.31%
#Cemex Finance 144A 9.50% 12/14/16	220,000	238,150
		238,150
Consumer Finance – 1.52%
Cardtronics 8.25% 9/1/18	250,000	273,438
Ford Motor Credit
8.125% 1/15/20	200,000	229,456
12.00% 5/15/15	260,000	327,524
Springleaf Finance 6.90% 12/15/17	350,000	321,563
		1,151,981
Containers & Packaging – 1.96%
#Ardagh Packaging Finance 144A 7.375% 10/15/17	200,000	215,000
Ball 5.75% 5/15/21	100,000	98,250
#Berry Plastics 144A 9.75% 1/15/21	150,000	149,250
Graphic Packaging International 9.50% 6/15/17	154,000	171,710
#Plastipak Holdings 144A
8.50% 12/15/15	97,000	102,335
10.625% 8/15/19	97,000	111,065
#Reynolds Group Issuer 144A
6.875% 2/15/21	100,000	101,250
7.125% 4/15/19	100,000	103,000
8.25% 2/15/21	100,000	99,500
9.00% 4/15/19	100,000	104,000
#Viskase 144A 9.875% 1/15/18	220,000	238,150
		1,493,510
Diversified Consumer Services – 0.73%
Carriage Services 7.875% 1/15/15	150,000	153,750
Service Corporation International 7.00% 5/15/19	180,000	189,900
#ServiceMaster PIK 144A 10.75% 7/15/15	198,000	211,365
		555,015
Diversified Financial Services – 2.74%
Aircastle 9.75% 8/1/18	100,000	111,250
Capital One Capital V 10.25% 8/15/39	206,000	224,798
•#Chukchansi Economic Development Authority 144A 3.943% 11/15/12	250,000	186,250
CIT Group
7.00% 5/1/17	350,000	351,313
#144A 6.625% 4/1/18	150,000	152,404
•Citigroup Capital XXI 8.30% 12/21/57	245,000	256,025
•#ILFC E-Capital Trust I 144A
5.97% 12/21/65	100,000	83,721
6.25% 12/21/65	406,000	343,070
#International Lease Finance 144A 9.00% 3/15/17	203,000	228,882
#UPCB Finance III 144A 6.625% 7/1/20	150,000	147,750
		2,085,463
Diversified Telecommunication Services – 5.85%
Cincinnati Bell 8.25% 10/15/17	142,000	143,775
#Clearwire Communications 144A 12.00% 12/1/15	405,000	439,425
#Cogent Communications Group 144A 8.375% 2/15/18	75,000	77,531
DigitalGobe 10.50% 5/1/14	88,000	100,210
#eAccess 144A 8.25% 4/1/18	35,000	35,809
Frontier Communications 7.125% 3/15/19	43,000	43,860
GCI 8.625% 11/15/19	196,000	216,090
Global Crossing
12.00% 9/15/15	249,000	285,104
#144A 9.00% 11/15/19	50,000	50,250
Intelsat Bermuda PIK 11.50% 2/4/17	507,641	559,673
Intelsat Jackson Holdings
11.25% 6/15/16	210,000	224,963
#144A 7.25% 10/15/20	100,000	100,500
Intelsat Subsidiary Holdings 8.875% 1/15/15	100,000	103,750
#Level 3 Communications 144A 11.875% 2/1/19	250,000	236,250
Level 3 Financing
8.75% 2/15/17	250,000	249,375
10.00% 2/1/18	121,000	121,756
PAETEC Holding 8.875% 6/30/17	209,000	226,243
#Primus Telecommunications Holding 144A 13.00% 12/15/16	119,000	132,685
Qwest Communications International 7.125% 4/1/18	350,000	379,312
#Telcordia Technologies 144A 11.00% 5/1/18	59,000	65,933
Telesat Canada 12.50% 11/1/17	236,000	282,610
West 11.00% 10/15/16	213,000	230,040
Windstream 8.125% 9/1/18	135,000	144,788
		4,449,932
Electrical Equipment – 0.26%
#International Wire Group 144A 9.75% 4/15/15	188,000	200,455
		200,455
Electronic Equipment, Instruments & Components – 0.53%
Anixter 10.00% 3/15/14	99,000	114,593
#CPI International Acquisition 144A 8.00% 2/15/18	70,000	70,700
Sanmina-SCI 8.125% 3/1/16	210,000	218,400
		403,693
Energy Equipment & Services – 1.37%
Complete Production Services 8.00% 12/15/16	106,000	112,360
#Dresser-Rand Group 144A 6.50% 5/1/21	60,000	62,175
Global Geophysical Services 10.50% 5/1/17	62,000	66,960
#Hercules Offshore 144A 10.50% 10/15/17	213,000	219,390
Key Energy Services 6.75% 3/1/21	90,000	91,800
PHI 8.625% 10/15/18	100,000	105,125
Pioneer Drilling 9.875% 3/15/18	100,000	108,000
#Precision Drilling 144A 6.625% 11/15/20	60,000	61,950
Pride International 6.875% 8/15/20	25,000	28,469
•#Sevan Marine 144A 3.443% 5/14/13	200,000	188,000
		1,044,229
Food & Staples Retailing – 1.89%
Ingles Markets 8.875% 5/15/17	200,000	215,750
Rite Aid
9.375% 12/15/15	122,000	111,783
10.25% 10/15/19	500,000	549,375
SUPERVALU 8.00% 5/1/16	350,000	351,750
Tops Holding/Markets 10.125% 10/15/15	193,000	208,440
		1,437,098
Food Products – 1.32%
#Blue Merger Subsidiary 144A 7.625% 2/15/19	95,000	96,781
#Bumble Bee Acquisition 144A 9.00% 12/15/17	50,000	52,250
Dole Food 13.875% 3/15/14	85,000	103,275
JBS USA Finance 11.625% 5/1/14	96,000	111,840
#Michael Foods 144A 9.75% 7/15/18	100,000	109,750
#Pilgrim's Pride 144A 7.875% 12/15/18	345,000	336,375
#Simmons Foods 144A 10.50% 11/1/17	50,000	54,125
Smithfield Foods
7.75% 7/1/17	41,000	44,280
10.00% 7/15/14	81,000	95,783
		1,004,459
Health Care Equipment & Supplies – 0.39%
Biomet 11.625% 10/15/17	180,000	201,600
#Quintiles Transnational PIK 144A 9.50% 12/30/14	95,000	97,375
		298,975
Health Care Providers & Services – 2.58%
Alere 9.00% 5/15/16	148,000	158,360
#AMGH Merger Subsidiary 144A 9.25% 11/1/18	27,000	29,126
#Aviv Healthcare Properties 144A 7.75% 2/15/19	110,000	115,225
BioScrip 10.25% 10/1/15	204,000	213,435
#Capella Healthcare 144A 9.25% 7/1/17	70,000	74,900
Community Health Systems 8.875% 7/15/15	186,000	196,695
DaVita
6.375% 11/1/18	50,000	50,625
6.625% 11/1/20	50,000	50,875
#Fresenius Medical Care US Finance 144A 5.75% 2/15/21	75,000	73,031
HCA
9.25% 11/15/16	309,000	334,106
PIK 9.625% 11/15/16	57,000	61,560
#Multiplan 144A 9.875% 9/1/18	90,000	96,750
Select Medical 7.625% 2/1/15	242,000	247,445
Universal Hospital Services PIK 8.50% 6/1/15	94,000	98,583
#Vanguard Health Holding 144A
7.75% 2/1/19	60,000	61,050
8.00% 2/1/18	100,000	102,625
		1,964,391
Hotels, Restaurants & Leisure – 6.18%
#Ameristar Casinos 144A 7.50% 4/15/21	112,000	112,000
Burger King 9.875% 10/15/18	100,000	106,375
#Cedar Fair 144A 9.125% 8/1/18	100,000	109,000
#CityCenter Holdings 144A
7.625% 1/15/16	75,000	77,813
PIK 10.75% 1/15/17	260,000	269,750
#CKE Holdings PIK 144A 10.50% 3/14/16	90,000	85,725
CKE Restaurants 11.375% 7/15/18	150,000	166,125
Dave & Buster's 11.00% 6/1/18	10,000	10,900
#DineEquity 144A 9.50% 10/30/18	55,000	59,950
Harrah's Operating 11.25% 6/1/17	298,000	340,092
#Isle of Capri Casinos 144A 7.75% 3/15/19	325,000	325,000
#Landry's Holdings 144A 11.50% 6/1/14	45,000	44,775
Landry's Restaurants 11.625% 12/1/15	296,000	320,420
MGM Resorts International
5.875% 2/27/14	20,000	19,200
6.625% 7/15/15	137,000	130,493
7.50% 6/1/16	78,000	74,100
7.625% 1/15/17	28,000	26,565
11.125% 11/15/17	82,000	94,300
11.375% 3/1/18	350,000	390,249
13.00% 11/15/13	174,000	209,888
#144A 10.00% 11/1/16	150,000	158,250
OSI Restaurant Partners 10.00% 6/15/15	117,000	123,143
Peninsula Gaming 10.75% 8/15/17	268,000	295,470
Pinnacle Entertainment 8.75% 5/15/20	350,000	365,749
Royal Caribbean Cruises 6.875% 12/1/13	114,000	122,265
•#Seminole Hard Rock Entertainment 144A 2.81% 3/15/14	250,000	245,000
#Seneca Gaming 144A 8.25% 12/1/18	50,000	51,750
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	237,000	157,605
#Speedway Motorsports 144A 6.75% 2/1/19	50,000	50,625
Wendy's/Arby's Restaurants 10.00% 7/15/16	38,000	41,990
Wynn Las Vegas 7.75% 8/15/20	110,000	117,150
		4,701,717
Household Durables – 1.63%
#American Standard Americas 144A 10.75% 1/15/16	210,000	225,225
Horton (D.R.) 5.625% 1/15/16	100,000	101,750
#Interface 144A 7.625% 12/1/18	125,000	130,625
K Hovnanian Enterprises 10.625% 10/15/16	219,000	233,782
Lennar
6.95% 6/1/18	45,000	44,775
#144A 6.95% 6/1/18	130,000	129,350
#Spectrum Brands Holdings 144A 9.50% 6/15/18	125,000	138,438
Standard Pacific
8.375% 5/15/18	152,000	158,650
10.75% 9/15/16	48,000	56,160
#144A 8.375% 5/15/18	20,000	20,875
		1,239,630
Independent Power Producers & Energy Traders – 3.23%
#Calpine 144A
7.50% 2/15/21	345,000	358,800
7.875% 1/15/23	110,000	114,263
Dynegy Holdings 7.75% 6/1/19	579,000	452,343
Edison Mission Energy
7.00% 5/15/17	480,000	387,600
7.20% 5/15/19	56,000	43,960
Elwood Energy 8.159% 7/5/26	134,206	133,535
Energy Future Holdings
5.55% 11/15/14	92,000	60,720
10.875% 11/1/17	19,000	15,960
Energy Future Intermediate Holding 10.00% 12/1/20	396,000	421,610
GenOn Americas Generation 8.50% 10/1/21	215,000	224,675
NRG Energy
7.375% 2/1/16	195,000	202,313
7.375% 1/15/17	35,000	36,575
		2,452,354
Insurance – 2.13%
•American International Group 8.175% 5/15/58	355,000	384,731
Fairfax Financial Holdings 7.75% 6/15/17	150,000	159,000
Genworth Financial
•6.15% 11/15/66	223,000	177,843
7.20% 2/15/21	15,000	14,923
#Liberty Mutual Group 144A
•7.00% 3/15/37	261,000	251,364
7.80% 3/15/37	625,000	628,125
		1,615,986
IT Services – 1.76%
Fidelity National Information Services
7.625% 7/15/17	50,000	54,438
7.875% 7/15/20	50,000	54,875
First Data
9.875% 9/24/15	8,000	8,240
#144A 8.25% 1/15/21	281,000	281,702
#144A 8.875% 8/15/20	60,000	66,150
#144A 12.625% 1/15/21	138,000	150,420
GXS Worldwide 9.75% 6/15/15	258,000	263,805
#Interactive Data 144A 10.25% 8/1/18	50,000	56,000
#Sitel 144A 11.50% 4/1/18	213,000	199,421
SunGard Data Systems 10.25% 8/15/15	194,000	204,185
		1,339,236
Leisure Equipment & Products – 0.33%
#Eastman Kodak 144A 9.75% 3/1/18	250,000	246,875
		246,875
Machinery – 1.00%
#Boart Longyear Management 144A 7.00% 4/1/21	35,000	36,050
#Columbus Mckinnon 144A 7.875% 2/1/19	60,000	61,875
#CPM Holdings 144A 10.875% 9/1/14	33,000	35,805
#Huntington Ingalls Industries 144A
6.875% 3/15/18	100,000	104,875
7.125% 3/15/21	50,000	52,375
RBS Global/Rexnord 11.75% 8/1/16	130,000	140,075
#SPX 144A 6.875% 9/1/17	90,000	97,200
#Titan International 144A 7.875% 10/1/17	50,000	53,250
TriMas 9.75% 12/15/17	164,000	181,425
		762,930
Marine – 0.92%
#American Petroleum Tankers 144A 10.25% 5/1/15	75,000	79,313
Commercial Barge Line 12.50% 7/15/17	105,000	121,538
General Maritime 12.00% 11/15/17	131,000	126,743
Navios Maritime Holdings 8.875% 11/1/17	200,000	217,749
Ultrapetrol 9.00% 11/24/14	150,000	154,125
		699,468
Media – 7.33%
Affinion Group
11.50% 10/15/15	78,000	82,680
#144A 7.875% 12/15/18	55,000	51,975
Belo 8.00% 11/15/16	75,000	82,594
#Bresnan Broadband Holdings 144A 8.00% 12/15/18	25,000	26,500
Cablevision Systems
7.75% 4/15/18	175,000	189,875
8.00% 4/15/20	48,000	52,560
8.625% 9/15/17	86,000	96,105
CCO Holdings
7.00% 1/15/19	110,000	113,300
7.25% 10/30/17	30,000	31,500
7.875% 4/30/18	46,000	49,105
8.125% 4/30/20	210,000	229,425
#144A 7.00% 1/15/19	30,000	30,825
Cenveo 8.875% 2/1/18	225,000	226,688
#Cequel Communications Holdings I 144A 8.625% 11/15/17	306,000	320,534
#Charter Communications Operating 144A 10.875% 9/15/14	185,000	208,125
#Clear Channel Communications 144A 9.00% 3/1/21	190,000	190,475
#Columbus International 144A 11.50% 11/20/14	248,000	287,059
CSC Holdings 8.625% 2/15/19	11,000	12,650
DISH DBS 7.875% 9/1/19	193,000	209,888
Entravision Communications 8.75% 8/1/17	35,000	37,450
#Gannett 144A
6.375% 9/1/15	25,000	26,125
7.125% 9/1/18	25,000	25,188
Lamar Media 7.875% 4/15/18	125,000	134,688
McClatchy 11.50% 2/15/17	350,000	395,499
Media General 11.75% 2/15/17	250,000	275,624
Mediacom Capital 9.125% 8/15/19	195,000	209,625
Nexstar Broadcasting 8.875% 4/15/17	273,000	296,887
Nielsen Finance
11.50% 5/1/16	24,000	28,380
11.625% 2/1/14	22,000	26,015
#144A 7.75% 10/15/18	75,000	80,813
#ProQuest 144A 9.00% 10/15/18	40,000	41,400
#Sinclair Television Group 144A
8.375% 10/15/18	100,000	106,250
9.25% 11/1/17	246,000	275,520
#Sirius XM Radio 144A 9.75% 9/1/15	125,000	141,406
#Unitymedia Hessen 144A 8.125% 12/1/17	225,000	237,938
#Univision Communications 144A 8.50% 5/15/21	50,000	52,000
#Valassis Communications 144A 6.625% 2/1/21	85,000	82,981
Virgin Media Finance 8.375% 10/15/19	243,000	274,590
WMG Acquisition
7.375% 4/15/14	169,000	170,268
9.50% 6/15/16	30,000	31,875
#XM Satellite Radio 144A 13.00% 8/1/13	111,000	132,368
		5,574,753
Metals & Mining – 3.32%
#Aleris International 144A 7.625% 2/15/18	60,000	60,450
Century Aluminum 8.00% 5/15/14	180,000	187,650
#Essar Steel Algoma 144A 9.375% 3/15/15	142,000	142,710
#Evraz Group 144A 9.50% 4/24/18	100,000	117,700
#FMG Resources August 2006 144A 7.00% 11/1/15	355,000	370,087
Freeport McMoRan Copper & Gold 8.375% 4/1/17	94,000	103,758
#JMC Steel Group 144A 8.25% 3/15/18	170,000	174,675
•Noranda Aluminum Acquisition PIK 5.193% 5/15/15	301,581	291,779
#Novelis 144A
8.375% 12/15/17	150,000	163,125
8.75% 12/15/20	75,000	82,875
#Rain CII Carbon 144A 8.00% 12/1/18	60,000	64,500
Severstal Columbus 10.25% 2/15/18	250,000	277,500
Steel Dynamics 7.625% 3/15/20	157,000	169,168
United States Steel 7.375% 4/1/20	305,000	321,012
		2,526,989
Multiline Retail – 0.51%
#Giraffe Acquisition 144A 9.125% 12/1/18	100,000	97,500
#Sears Holdings 144A 6.625% 10/15/18	300,000	292,500
		390,000
Multi-Utilities – 0.19%
•Puget Sound Energy 6.974% 6/1/67	149,000	145,824
		145,824
Oil, Gas & Consumable Fuels – 8.37%
#Alta Mesa Holdings 144A 9.625% 10/15/18	90,000	91,800
Amerigas Partners 6.50% 5/20/21	55,000	56,513
Anadarko Petroleum 6.375% 9/15/17	55,000	60,619
Arch Coal 7.25% 10/1/20	35,000	37,713
#Brigham Exploration 144A 8.75% 10/1/18	40,000	44,600
#Calfrac Holdings 144A 7.50% 12/1/20	30,000	31,125
#Carrizo Oil & Gas 144A 8.625% 10/15/18	30,000	31,950
Chesapeake Energy
6.125% 2/15/21	150,000	155,063
6.875% 8/15/18	50,000	54,625
7.25% 12/15/18	33,000	37,043
9.50% 2/15/15	233,000	290,084
#Citgo Petroleum 144A 11.50% 7/1/17	150,000	175,500
Cloud Peak Energy Resources 8.25% 12/15/17	300,000	328,499
Comstock Resources 7.75% 4/1/19	275,000	280,155
#Consol Energy 144A 6.375% 3/1/21	40,000	40,250
Continental Resources
7.125% 4/1/21	120,000	128,100
7.375% 10/1/20	125,000	135,000
Copano Energy 7.75% 6/1/18	88,000	92,400
Denbury Resources
6.375% 8/15/21	90,000	92,475
9.75% 3/1/16	33,000	37,373
El Paso
6.875% 6/15/14	77,000	86,392
7.00% 6/15/17	74,000	83,191
#Energy XXI Gulf Coast 144A 7.75% 6/15/19	40,000	40,200
•Enterprise Products Operating 8.375% 8/1/66	105,000	113,522
#Exterran Holdings 144A 7.25% 12/1/18	70,000	71,575
#Foresight Energy 144A 9.625% 8/15/17	75,000	81,094
Frontier Oil 6.875% 11/15/18	25,000	26,188
#Genesis Energy/Finance 144A 7.875% 12/15/18	50,000	50,625
#Helix Energy Solutions Group 144A 9.50% 1/15/16	212,000	224,720
#Hilcorp Energy I 144A
7.625% 4/15/21	35,000	36,838
7.75% 11/1/15	124,000	128,960
8.00% 2/15/20	173,000	185,110
Holly 9.875% 6/15/17	165,000	187,275
#Inergy Finance 144A
6.875% 8/1/21	40,000	41,750
7.00% 10/1/18	85,000	88,825
#James River Escrow 144A 7.875% 4/1/19	35,000	36,400
MarkWest Energy Partners Finance 6.75% 11/1/20	65,000	66,950
#Murray Energy 144A 10.25% 10/15/15	237,000	255,960
#NFR Energy 144A 9.75% 2/15/17	213,000	211,935
#Northern Tier Energy 144A 10.50% 12/1/17	24,000	27,300
Penn Virginia 10.375% 6/15/16	150,000	170,250
Penn Virginia Resources Partners 8.25% 4/15/18	250,000	268,750
Petroleum Development 12.00% 2/15/18	190,000	216,363
Plains Exploration & Production 6.625% 5/1/21	35,000	35,044
QEP Resources 6.875% 3/1/21	360,000	379,799
Range Resources 6.75% 8/1/20	10,000	10,700
SandRidge Energy
8.75% 1/15/20	147,000	160,965
#144A 9.875% 5/15/16	172,000	191,780
#SM Energy 144A 6.625% 2/15/19	465,000	478,368
#Targa Resources Partners 144A
6.875% 2/1/21	60,000	59,550
7.875% 10/15/18	50,000	53,000
#Trinidad Drilling 144A 7.875% 1/15/19	40,000	42,400
#Venoco 144A 8.875% 2/15/19	50,000	50,063
		6,362,729
Paper & Forest Products – 2.01%
#ABI Escrow 144A 10.25% 10/15/18	150,000	166,500
#Appleton Papers 144A 10.50% 6/15/15	177,000	187,178
Cascades 7.75% 12/15/17	450,000	477,562
#Clearwater Paper 144A 7.125% 11/1/18	110,000	115,775
Newpage 11.375% 12/31/14	206,000	207,288
#PE Paper Escrow 144A 12.00% 8/1/14	100,000	115,161
Verso Paper Holdings
11.375% 8/1/16	46,000	48,990
#144A 8.75% 2/1/19	200,000	208,999
		1,527,453
Personal Products – 0.14%
#American Achievement 144A 10.875% 4/15/16	110,000	108,625
		108,625
Pharmaceuticals – 1.03%
Elan Finance 8.75% 10/15/16	250,000	265,624
#Giant Funding 144A 8.25% 2/1/18	30,000	30,938
#Mylan 144A 7.875% 7/15/20	75,000	81,938
#Valeant Pharmaceuticals International 144A
6.50% 7/15/16	250,000	248,125
6.75% 10/1/17	35,000	34,650
6.875% 12/1/18	75,000	73,875
7.00% 10/1/20	50,000	48,750
		783,900
Real Estate Investment Trusts – 0.71%
#CNL Income Properties 144A 7.25% 4/15/19	190,000	188,572
Developers Diversified Realty 7.875% 9/1/20	125,000	143,575
First Industrial 6.42% 6/1/14	75,000	76,570
#Omega Healthcare Investors 144A 6.75% 10/15/22	50,000	51,313
Sabra Health Care 8.125% 11/1/18	33,000	34,980
Senior Housing Properties Trust 6.75% 4/15/20	40,000	42,413
		537,423
Real Estate Management & Development – 0.53%
CB Richard Ellis Services 6.625% 10/15/20	70,000	72,450
Colonial Realty 6.25% 6/15/14	50,000	52,551
Forest City Enterprises 6.50% 2/1/17	250,000	231,874
#Kennedy-Wilson 144A 8.75% 4/1/19	45,000	44,684
		401,559
Road & Rail – 1.59%
#Ashtead Capital 144A 9.00% 8/15/16	189,000	199,868
Avis Budget Car Rental
7.75% 5/15/16	110,000	113,988
8.25% 1/15/19	50,000	52,625
9.625% 3/15/18	115,000	127,650
Kansas City Southern de Mexico
8.00% 2/1/18	162,000	177,390
#144A 6.625% 12/15/20	52,000	53,300
#Quality Distribution 144A 9.875% 11/1/18	75,000	78,188
RailAmerica 9.25% 7/1/17	201,000	223,360
RSC Equipment Rental
9.50% 12/1/14	144,000	151,560
10.25% 11/15/19	26,000	29,770
		1,207,699
Semiconductors & Semiconductor Equipment – 0.97%
Advanced Micro Devices 7.75% 8/1/20	150,000	154,875
#Freescale Semiconductor 144A 10.75% 8/1/20	20,000	22,550
MagnaChip Semiconductor 10.50% 4/15/18	150,000	168,375
#MEMC Electronic Materials 144A 7.75% 4/1/19	55,000	56,581
NXP
9.50% 10/15/15	207,000	220,455
#144A 9.75% 8/1/18	100,000	112,500
		735,336
Specialty Retail – 2.10%
#Chinos Acquisition 144A 8.125% 3/1/19	75,000	73,969
#Claire's Stores 144A 8.875% 3/15/19	180,000	172,800
Express 8.75% 3/1/18	135,000	147,150
Limited Brands 6.625% 4/1/21	750,000	770,625
#Michaels Stores 144A 7.75% 11/1/18	50,000	51,250
#Needle Merger Subsidiary 144A 8.125% 3/15/19	150,000	152,250
#Petco Animal Supplies 144A 9.25% 12/1/18	80,000	86,000
Yankee Acquisition 9.75% 2/15/17	135,000	144,281
		1,598,325
Tobacco – 0.25%
Alliance One International 10.00% 7/15/16	186,000	189,488
		189,488
Trading Companies & Distributors – 0.24%
#McJunkin Red Man 144A 9.50% 12/15/16	175,000	178,063
		178,063
Wireless Telecommunication Services – 2.81%
Cricket Communications
7.75% 5/15/16	113,000	120,628
7.75% 10/15/20	250,000	252,499
10.00% 7/15/15	94,000	103,635
#Digicel Group 144A 8.875% 1/15/15	132,000	138,138
MetroPCS Wireless
6.625% 11/15/20	250,000	250,313
7.875% 9/1/18	45,000	48,375
NII Capital
8.875% 12/15/19	67,000	74,035
10.00% 8/15/16	181,000	207,245
SBA Telecommunications 8.25% 8/15/19	150,000	166,500
Sprint Capital 8.75% 3/15/32	344,000	367,649
#Vimpelcom144A 7.748% 2/2/21	200,000	211,000
#Wind Acquisition Finance 144A 11.75% 7/15/17	172,000	198,660
		2,138,677
Total Corporate Bonds (Cost $61,847,169)		64,039,131
«Senior Secured Loans – 10.26%
Atlantic Broadband Finance Tranche B 4.00% 2/24/16	300,000	301,313
Avaya
Tranche B1 3.034% 10/26/14	82,449	79,985
Tranche B-3 6.25% 10/27/17	165,615	161,705
Axcan Intermediate Holdings Tranche B 4.30% 2/25/17	50,000	49,938
AZ Chemicals US 4.75% 11/19/16	116,170	116,860
Big West Oil 7.00% 3/31/16	45,614	46,251
Boyd Gaming Tranche A 3.50% 12/31/15	225,000	221,063
Bresnan Broadband Holdings 4.497% 12/6/17	225,000	226,703
CB Richard Ellis Services
Tranche C 3.811% 2/17/18	82,222	82,107
Tranche D-DD 3.50% 8/17/19	102,778	102,756
CCM Merger 7.25% 2/1/17	150,000	152,156
CDW Tranche B 4.50% 7/15/15	230,269	229,910
Cengage Learning Acqusitions 2.55% 7/3/14	571,403	548,475
Cenveo Tanche B 6.25% 12/15/16	85,000	85,744
Clear Channel Communication Tranche B 3.912% 1/29/16	441,006	389,287
Donnelley (R.H.) 9.00% 10/24/14	200,305	157,133
Electrical Components International
Synthetic Revolving Loan 1.76% 2/4/16	3,529	3,531
Tranche B 6.50% 1/25/17	56,471	56,494
Freescale Semiconductor 4.511% 12/1/16	246,793	245,810
Generac Power Systems 2.796% 11/11/13	179,713	178,996
Gymboree 5.00% 11/23/17	100,000	100,098
Harland Clarke Holdings Tranche B 2.788% 6/30/14	248,072	236,731
Harrahs Tranche B2 3.303% 1/28/15	420,001	391,322
Inventiv Health
4.75% 8/4/16	33,333	33,570
Tranche B-2 4.75% 8/4/16	66,667	67,139
Isle of Capri Casinos 4.75% 3/1/17	50,000	50,323
iStar Financial Tranche A1 6.75% 6/30/13	225,000	223,188
Level 3 Communications Tranche A 2.539% 3/13/14	250,000	243,168
MEG Energy Trance B 4.00% 3/7/18	115,000	115,961
Michaels Stores Tranche B1 2.563% 10/31/13	370,306	367,827
Midcontinent Communications Tranche B 4.00% 12/31/16	250,000	252,188
Newport Television Tranche B 9.00% 3/14/16	239,532	240,992
Newsday Tranche B 10.50% 8/1/13	150,000	159,282
Nexeo Solutions Tranche B 3.81% 2/16/17	50,000	50,125
OSI Restaurant
2.625% 6/14/13	20,717	20,196
2.625% 6/13/14	214,423	209,033
Pinafore Tranche B 4.25% 9/21/11	369,058	371,191
Radio One Tranche B 7.50% 3/7/16	110,000	111,581
Reynolds Group Holdings Tranche E 4.25% 2/9/18	60,000	60,361
Styron Tranche B 6.00% 7/20/17	90,000	90,694
Swift Transportation 6.75% 11/22/16	144,335	145,396
TransDigm Group 1st Lien 4.00% 2/3/17	124,688	125,678
Univar Tranche B 5.00% 6/30/17	80,000	80,400
Univision Communications
4.512% 3/29/17	99,121	96,910
Tranche B 2.512% 9/29/14	483,125	472,932
Western Refining 7.50% 3/14/17	50,000	50,488
Total Senior Secured Loans (Cost $7,696,443)		7,802,991
	Number of
	Shares
Common Stock – 0.34%
Automobiles – 0.16%
†General Motors	3,880	120,396
		120,396
Commercial Services & Supplies – 0.07%
†Mobile Mini	2,180	52,364
		52,364
Electronic Equipment, Instruments & Components – 0.05%
†Flextronics International	5,650	42,206
		42,206
Health Care Providers & Services – 0.06%
†Alliance HealthCare Services	9,960	44,023
		44,023
Independent Power Producers & Energy Traders – 0.00%
†GenOn Energy	226	861
		861
Total Common Stock (Cost $284,502)		259,850
Convertible Preferred Stock – 0.36%
•US Bancorp 7.189%	238	200,604
Zions Bancorp 9.50%	2,800	73,360
Total Convertible Preferred Stock (Cost $276,647)		273,964
Preferred Stock – 0.75%
#Ally Financial 144A	611	568,574
Total Preferred Stock (Cost $583,489)		568,574
Short-Term Investment – 4.53%
Money Market Mutual Fund–4.53%
Dreyfus Treasury & Agency Cash Management Fund	3,441,812	3,441,812
Total Short-Term Investment (Cost $3,441,812)		3,441,812

Total Value of Securities – 100.98%
(Cost $74,512,573)		76,796,123
Liabilities Net of Receivables and Other Assets (See Notes) – (0.98%)		(748,091)
Net Assets Applicable to 7,076,222 Shares Outstanding – 100.00%		$76,048,032
•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $26,939,374 which represented 35.42% of the Fund’s net assets. See Note 3 in "Notes."
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡Non-income producing security. Security is currently in default.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.
†Non income producing security.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP J.P. Morgan High Yield Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 74,512,573
Aggregate unrealized appreciation	$ 2,683,407
Aggregate unrealized depreciation	(399,857)
Net unrealized appreciation	$ 2,283,550

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $41,387 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2018.

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Security	$ -	$ 186,253	$ -	$ 186,253
Common Stock	259,850	-	-	259,850
Corporate Debt	-	72,283,634	56,000	72,339,634
Preferred Stock	-	568,574	-	568,574
Short-Term Investment	3,441,812	-	-	3,441,812
Total	$3,701,662	$73,038,461	$56,000	$76,796,123

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Debt
Balance as of 12/31/10	$54,469
Net change in unrealized
Appreciation/depreciation	1,531
Balance as of 3/31/11	$56,000

Net change in unrealized
appreciation/depreciation
from investments
still held as of 3/31/11	$1,531

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of March 31, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Global Growth Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company – 100.06%
International Equity Fund – 100.06%
American Funds Insurance Series® – Global Growth Fund Class 1	539,463	$12,218,847
Total Unaffiliated Investment Company (Cost $11,797,523)		12,218,847
Total Value of Securities – 100.06%
(Cost $11,797,523)		12,218,847
Liabilities Net of Receivables and Other Assets (See Notes) – (0.06%)		(7,404)
Net Assets Applicable to 936,239 Shares Outstanding – 100.00%		$12,211,443

(See SNA on Annual Report)

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Global Growth Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Fund is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$11,799,603
Aggregate unrealized appreciation	$ 421,324
Aggregate unrealized depreciation	(2,080)
Net unrealized appreciation	$ 419,244

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Company	$12,218,847

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Global Small Capitalization Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company – 100.06%
International Equity Fund – 100.06%
American Funds Insurance Series® - Global Small Capitalization Fund Class 1	645,634	$14,132,937
Total Unaffiliated Investment Company (Cost $13,927,224)		14,132,937
Total Value of Securities – 100.06%
(Cost $13,927,224)		14,132,937
Liabilities Net of Receivables and Other Assets (See Notes) – (0.06%)		(8,243)
Net Assets Applicable to 1,089,642 Shares Outstanding – 100.00%		$14,124,694

(See SNA on Annual Report)

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Global Small Capitalization Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$13,927,346
Aggregate unrealized appreciation	$ 205,713
Aggregate unrealized depreciation	(122)
Net unrealized appreciation	$ 205,591

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Company	$14,132,937

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Growth Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company – 100.05%
Equity Fund – 100.05%
American Funds Insurance Series® - Growth Fund Class 1	840,978	$49,188,816
Total Unaffiliated Investment Company (Cost $47,117,886)		49,188,816
Total Value of Securities – 100.05%
(Cost $47,117,886)		49,188,816
Liabilities Net of Receivables and Other Assets (See Notes) – (0.05%)		(24,380)
Net Assets Applicable to 3,665,837 Shares Outstanding – 100.00%		$49,164,436

(See SNA on Annual Report)

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$47,118,024
Aggregate unrealized appreciation	$ 2,070,930
Aggregate unrealized depreciation	(138)
Net unrealized appreciation	$ 2,070,792

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Company	$49,188,816

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Growth-Income Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company – 100.05%
Equity Fund – 100.05%
American Funds Insurance Series® - Growth-Income Fund Class 1	951,634	$34,182,680
Total Unaffiliated Investment Company (Cost $33,366,383)		34,182,680

Total Value of Securities – 100.05%
(Cost $33,366,383)		34,182,680
Liabilities Net of Receivables and Other Assets (See Notes) – (0.05%)		(17,793)
Net Assets Applicable to 2,678,142 Shares Outstanding – 100.00%		$34,164,887

(See SNA on Annual Report)

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth-Income Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$33,366,524
Aggregate unrealized appreciation	$ 816,297
Aggregate unrealized depreciation	(141)
Net unrealized appreciation	$ 816,156

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Company	$34,182,680

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American International Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company – 100.05%
International Equity Fund – 100.05%
American Funds Insurance Series® - International Fund Class 1	1,263,560	$23,476,936
Total Unaffiliated Investment Company (Cost $22,967,220)		23,476,936
Total Value of Securities – 100.05%
(Cost $22,967,220)		23,476,936
Liabilities Net of Receivables and Other Assets (See Notes) – (0.05%)		(12,544)
Net Assets Applicable to 1,847,831 Shares Outstanding – 100.00%		$23,464,392

(See SNA on Annual Report)

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American International Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$22,967,435
Aggregate unrealized appreciation	$ 509,716
Aggregate unrealized depreciation	(215)
Net unrealized appreciation	$ 509,501

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Company	$23,476,936

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Balanced Allocation Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Companies – 99.38%
Asset Allocation Fund – 15.04%
**American Funds® – Capital Income Builder	451,294	$23,034,069
		23,034,069
Equity Funds – 29.77%
*American Funds Insurance Series® –
Blue Chip Income & Growth Fund	2,046,061	19,642,187
Growth Fund	210,369	12,304,475
Growth-Income Fund	380,106	13,653,423
		45,600,085
Fixed Income Funds – 31.65%
**American Funds –
Intermediate Bond Fund of America	338,726	4,535,536
Short-Term Bond Fund of America	300,043	3,015,430
*American Funds Insurance Series –
Bond Fund	1,130,360	12,128,765
High-Income Bond Fund	260,701	3,029,344
U.S. Government/AAA-Rated Securities Fund	2,044,914	25,765,915
		48,474,990
International Equity Funds – 19.94%
*American Funds Insurance Series –
Global Growth Fund	406,647	9,210,554
Global Small Capitalization Fund	207,422	4,540,460
International Fund	735,936	13,673,683
New World Fund	131,882	3,115,045
		30,539,742
International Fixed Income Fund – 2.98%
*American Funds Insurance Series – Global Bond Fund	380,138	4,557,852
		4,557,852
Total Unaffiliated Investment Companies (Cost $149,708,824)		152,206,738

Short-Term Investment – 1.05%
Money Market Mutual Fund – 1.05%
Dreyfus Treasury & Agency Cash Management Fund	1,610,230	1,610,230
Total Short-Term Investment (Cost $1,610,230)		1,610,230
Total Value of Securities – 100.43%
(Cost $151,319,054)		153,816,968
Liabilities Net of Receivables and Other Assets (See Notes) – (0.43%)		(652,033)
Net Assets Applicable to 14,028,748 Shares Outstanding – 100.00%		$153,164,935

*Class 1 shares
**Class F-2 shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Balanced Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$151,335,230
Aggregate unrealized appreciation	$ 2,511,031
Aggregate unrealized depreciation	(29,293)
Net unrealized appreciation	$ 2,481,738

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$152,206,738
Short-Term Investment	1,610,230
Total	$153,816,968

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Growth Allocation Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Companies – 98.71%
Asset Allocation Fund – 14.94%
**American Funds® – Capital Income Builder	496,340	$25,333,202
		25,333,202
Equity Funds – 34.44%
*American Funds Insurance Series® –
Blue Chip Income & Growth Fund	2,766,139	26,554,938
Growth Fund	259,985	15,206,503
Growth-Income Fund	463,894	16,663,062
		58,424,503
Fixed Income Funds – 21.65%
**American Funds –
Intermediate Bond Fund of America	373,068	4,995,375
*American Funds Insurance Series –
Bond Fund	1,400,873	15,031,366
High-Income Bond Fund	286,934	3,334,170
U.S. Government/AAA-Rated Securities Fund	1,060,215	13,358,709
		36,719,620
International Equity Funds – 24.72%
*American Funds Insurance Series –
Global Growth & Income Fund	326,976	3,364,580
Global Growth Fund	521,021	11,801,121
Global Small Capitalization Fund	227,728	4,984,965
International Fund	987,885	18,354,896
New World Fund	144,956	3,423,853
		41,929,415
International Fixed Income Fund – 2.96%
*American Funds Insurance Series – Global Bond Fund	418,845	5,021,946
		5,021,946
Total Unaffiliated Investment Companies (Cost $164,633,686)		167,428,686

Short-Term Investment – 1.31%
Money Market Mutual Fund – 1.31%
Dreyfus Treasury & Agency Cash Management Fund	2,211,761	2,211,761
Total Short-Term Investment (Cost $2,211,761)		2,211,761
Total Value of Securities – 100.02%
(Cost $166,845,447)		169,640,447
Liabilities Net of Receivables and Other Assets (See Notes) – (0.02%)		(27,461)
Net Assets Applicable to 15,332,945 Shares Outstanding – 100.00%		$169,612,986

*Class 1 shares
**Class F-2 shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$166,845,974
Aggregate unrealized appreciation	$ 2,799,958
Aggregate unrealized depreciation	(5,485)
Net unrealized appreciation	$ 2,794,473

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$167,428,686
Short-Term Investment	2,211,761
Total	$169,640,447

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Income Allocation Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Companies – 99.54%
Asset Allocation Fund – 15.07%
**American Funds® - Capital Income Builder	114,843	$5,861,607
		5,861,607
Equity Funds – 21.87%
*American Funds Insurance Series® –
Blue Chip Income & Growth Fund	359,748	3,453,579
Growth Fund	46,813	2,738,087
Growth-Income Fund	64,367	2,312,066
		8,503,732
Fixed Income Funds – 50.67%
**American Funds –
Intermediate Bond Fund of America	115,153	1,541,905
Short-Term Bond Fund	152,908	1,536,721
*American Funds Insurance Series –
Bond Fund	432,475	4,640,454
U.S. Government/AAA-Rated Securities Fund	951,250	11,985,755
		19,704,835
International Equity Funds – 7.94%
*American Funds Insurance Series –
Global Growth Fund	34,449	780,280
Global Small Capitalization Fund	35,021	766,603
International Fund	82,989	1,541,940
		3,088,823
International Fixed Income Fund – 3.99%
*American Funds Insurance Series – Global Bond Fund	129,302	1,550,329
		1,550,329
Total Unaffiliated Investment Companies (Cost $38,149,906)		38,709,326

Short-Term Investment – 0.40%
Money Market Mutual Fund – 0.40%
Dreyfus Treasury & Agency Cash Management Fund	155,870	155,870
Total Short-Term Investment (Cost $155,870)		155,870
Total Value of Securities – 99.94%
(Cost $38,305,776)		38,865,196
Receivables and Other Assets Net of Liabilities (See Notes) – 0.06%		22,278
Net Assets Applicable to 3,663,904 Shares Outstanding – 100.00%		$38,887,474

Class 1 shares
**Class F-2 shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Income Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$38,310,165
Aggregate unrealized appreciation	$ 564,610
Aggregate unrealized depreciation	(9,579)
Net unrealized appreciation	$ 555,031

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$38,709,326
Short-Term Investment	155,870
Total	$38,865,196

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Conservative Index Allocation Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 84.53%
Equity Funds – 21.85%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA S&P 500 Index Fund		139,866
$1,305,092
LVIP SSgA Small-Cap Index Fund	15,532	299,897
		1,604,989
Fixed Income Fund – 49.09%
*Lincoln Variable Insurance Products Trust – LVIP SSgA Bond Index Fund	327,792	3,606,697
		3,606,697
International Equity Fund – 13.59%
*Lincoln Variable Insurance Products Trust – LVIP SSgA International Index Fund	121,775	998,194
		998,194
Total Affiliated Investment Companies (Cost $6,087,789)		6,209,880

Unaffiliated Investment Companies – 14.44%
Fixed Income Fund – 10.27%
SPDR® Barclays Capital TIPS ETF	13,995	754,470
		754,470
International Equity Fund – 4.17%
SPDR® S&P Emerging Markets ETF	4,072	306,622
		306,622
Total Unaffiliated Investment Companies (Cost $1,039,141)		1,061,092

Total Value of Securities – 98.97%
(Cost $7,126,930)		7,270,972
Receivables and Other Assets Net of Liabilities (See Notes) – 1.03%		75,906
Net Assets Applicable to 683,925 Shares Outstanding – 100.00%		$7,346,878

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Conservative Index Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$7,136,340
Aggregate unrealized appreciation	$ 144,042
Aggregate unrealized depreciation	(9,410)
Net unrealized appreciation	$ 134,632

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$7,270,972

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Conservative Structured Allocation Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 88.20%
Equity Funds – 21.76%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	333,177	$3,706,931
LVIP SSgA S&P 500 Index Fund	391,763	3,655,544
LVIP SSgA Small-Cap Index Fund	43,425	838,452
LVIP SSgA Small-Mid Cap 200 Fund	61,526	826,480
		9,027,407
Fixed Income Fund – 48.86%
*Lincoln Variable Insurance Products Trust – LVIP SSgA Bond Index Fund	1,841,644	20,263,604
		20,263,604
International Equity Funds – 17.58%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Developed International 150 Fund	314,201	2,802,674
LVIP SSgA Emerging Markets 100 Fund	116,368	1,700,251
LVIP SSgA International Index Fund	340,286	2,789,322
		7,292,247
Total Affiliated Investment Companies (Cost $35,949,351)		36,583,258

Unaffiliated Investment Company – 9.91%
Fixed Income Fund – 9.91%
SPDR® Barclays Capital TIPS ETF	76,267	4,111,554
Total Unaffiliated Investment Company (Cost $4,059,252)		4,111,554

Short-Term Investment – 0.17%
Money Market Mutual Fund – 0.17%
Dreyfus Treasury & Agency Cash Management Fund	71,393	71,393
Total Short-Term Investment (Cost $71,393)		71,393

Total Value of Securities – 98.28%
(Cost $40,079,996)		40,766,205
Receivables and Other Assets Net of Liabilities (See Notes) – 1.72%		711,612
Net Assets Applicable to 3,874,249 Shares Outstanding – 100.00%		$41,477,817

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Conservative Structured Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$40,091,833
Aggregate unrealized appreciation	$ 686,209
Aggregate unrealized depreciation	(11,837)
Net unrealized appreciation	$ 674,372

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$40,694,812
Short-Term Investment	71,393
Total	$40,766,205

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderately Aggressive Structured Allocation Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 94.32%
Equity Funds – 37.96%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	922,905	$10,268,247
LVIP SSgA S&P 500 Index Fund	1,085,692	10,130,596
LVIP SSgA Small-Cap Index Fund	193,176	3,729,837
LVIP SSgA Small-Mid Cap 200 Fund	273,823	3,678,259
		27,806,939
Fixed Income Fund – 24.62%
*Lincoln Variable Insurance Products Trust – LVIP SSgA Bond Index Fund	1,639,570	18,040,183
		18,040,183
International Equity Funds – 31.74%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Developed International 150 Fund	881,165	7,859,995
LVIP SSgA Emerging Markets 100 Fund	518,108	7,570,078
LVIP SSgA International Index Fund	954,525	7,824,243
		23,254,316
Total Affiliated Investment Companies (Cost $67,206,465)		69,101,438

Unaffiliated Investment Company – 5.00%
Fixed Income Fund – 5.00%
SPDR® Barclays Capital TIPS ETF	67,965	3,663,993
Total Unaffiliated Investment Company (Cost $3,616,745)		3,663,993

Short-Term Investment – 0.70%
Money Market Mutual Fund – 0.70%
Dreyfus Treasury & Agency Cash Management Fund	510,742	510,742
Total Short-Term Investment (Cost $510,742)		510,742

Total Value of Securities – 100.02%
(Cost $71,333,952)		73,276,173
Liabilities Net of Receivables and Other Assets (See Notes) – (0.02%)		(12,045)
Net Assets Applicable to 6,459,688 Shares Outstanding – 100.00%		$73,264,128

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderately Aggressive Structured Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$71,334,885
Aggregate unrealized appreciation	$ 1,942,221
Aggregate unrealized depreciation	(933)
Net unrealized appreciation	$ 1,941,288

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$ 72,765,431
Short-Term Investment	510,742
Total	$ 73,276,173

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderately Aggressive Index Allocation Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 84.20%
Equity Funds – 38.02%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA S&P 500 Index Fund	678,396	$6,330,114
LVIP SSgA Small-Cap Index Fund	120,778	2,331,986

8,662,100
Fixed Income Fund – 24.74%
*Lincoln Variable Insurance Products Trust – LVIP SSgA Bond Index Fund	512,353	5,637,418
		5,637,418
International Equity Fund – 21.44%
*Lincoln Variable Insurance Products Trust – LVIP SSgA International Index Fund	595,917	4,884,729
		4,884,729
Total Affiliated Investment Companies (Cost $18,772,320)		19,184,247

Unaffiliated Investment Companies – 15.44%
Fixed Income Fund – 5.08%
SPDR® Barclays Capital TIPS ETF	21,464	1,157,124
		1,157,124
International Equity Fund – 10.36%
SPDR® S&P Emerging Markets ETF	31,361	2,361,484
		2,361,484
Total Unaffiliated Investment Companies (Cost $3,419,226)		3,518,608

Short-Term Investment – 0.29%
Money Market Mutual Fund – 0.29%
Dreyfus Treasury & Agency Cash Management Fund	67,154	67,154
Total Short-Term Investment (Cost $67,154)		67,154

Total Value of Securities – 99.93%
(Cost $22,258,700)		22,770,009
Receivables and Other Assets Net of Liabilities (See Notes) – 0.07%		15,532
Net Assets Applicable to 2,034,132 Shares Outstanding – 100.00%		$22,785,541

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderately Aggressive Index Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$22,265,051
Aggregate unrealized appreciation	$ 511,309
Aggregate unrealized depreciation	(6,351)
Net unrealized appreciation	$ 504,958

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$22,702,855
Short-Term Investment	67,154
Total	$22,770,009

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderate Index Allocation Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 83.58%
Equity Funds – 34.13%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA S&P 500 Index Fund	576,482	$5,379,149
LVIP SSgA Small-Cap Index Fund	88,430	1,707,408

7,086,557
Fixed Income Fund – 29.87%
*Lincoln Variable Insurance Products Trust – LVIP SSgA Bond Index Fund		563,707
6,202,473

6,202,473
International Equity Fund – 19.58%
*Lincoln Variable Insurance Products Trust – LVIP SSgA International Index Fund	495,920	4,065,056
		4,065,056
Total Affiliated Investment Companies (Cost $17,004,411)		17,354,086
Unaffiliated Investment Companies – 16.24%
Fixed Income Fund – 10.09%
SPDR® Barclays Capital TIPS ETF	38,864	2,095,158

2,095,158
International Equity Fund – 6.15%
SPDR® S&P Emerging Markets ETF	16,957	1,276,862
		1,276,862
Total Unaffiliated Investment Companies (Cost $3,303,472)		3,372,020

Short-Term Investment – 2.86%
Money Market Mutual Fund – 2.86%
Dreyfus Treasury & Agency Cash Management Fund	595,221	595,221
Total Short-Term Investment (Cost $595,221)		595,221

Total Value of Securities – 102.68%
(Cost $20,903,104)		21,321,327
Liabilities Net of Receivables and Other Assets (See Notes) – (2.68%)		(557,184)
Net Assets Applicable to 1,878,670 Shares Outstanding – 100.00%		$20,764,143

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderate Index Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$20,905,211
Aggregate unrealized appreciation	$ 418,223
Aggregate unrealized depreciation	(2,107)
Net unrealized appreciation	$ 416,116

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$20,726,106
Short-Term Investment	595,221
Total	$21,321,327

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderate Structured Allocation Fund

March 31, 2011
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 89.28%
Equity Funds – 33.99%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	1,276,881	$14,206,572
LVIP SSgA S&P 500 Index Fund	1,501,370	14,009,287
LVIP SSgA Small-Cap Index Fund	230,276	4,446,166
LVIP SSgA Small-Mid Cap 200 Fund	326,461	4,385,354

37,047,379
Fixed Income Fund – 29.62%
*Lincoln Variable Insurance Products Trust – LVIP SSgA Bond Index Fund	2,934,591	32,289,306

32,289,306
International Equity Fund – 25.67%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Developed International 150 Fund	1,192,555	10,637,591
LVIP SSgA Emerging Markets 100 Fund	461,960	6,749,695
LVIP SSgA International Index Fund	1,291,814	10,588,996
		27,976,282
Total Affiliated Investment Companies (Cost $94,874,623)		97,312,967
Unaffiliated Investment Company – 10.04%
Fixed Income Fund – 10.04%
SPDR® Barclays Capital TIPS ETF	202,940	10,940,495
Total Unaffiliated Investment Company (Cost $10,797,602)		10,940,495

Short-Term Investment – 1.62%
Money Market Mutual Fund – 1.62%
Dreyfus Treasury & Agency Cash Management Fund	1,760,527	1,760,527
Total Short-Term Investment (Cost $1,760,527)		1,760,527

Total Value of Securities – 100.94%
(Cost $107,432,752)		110,013,989
Liabilities Net of Receivables and Other Assets (See Notes) – (0.94%)		(1,022,273)
Net Assets Applicable to 9,916,647 Shares Outstanding – 100.00%		$108,991,716

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderate Structured Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 107,440,648
Aggregate unrealized appreciation	$ 2,581,237
Aggregate unrealized depreciation	(7,896)
Net unrealized appreciation	$ 2,573,341

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2011:

Level 1
Investment Companies	$108,253,462
Short-Term Investment	1,760,527
Total	$110,013,989

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Fund’s Schedule of Investments.